UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                  811-08239

ProFunds

(Exact name of registrant as specified in charter)

7272 Wisconsin Avenue, 21st Floor Bethesda, MD	20814
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code:             (240) 497-6400

Date of fiscal year end:              July 31

Date of reporting period:              January 31, 2023

Item 1. Reports to Stockholders.

Semiannual Report

JANUARY 31, 2023

	Investor	Service
Access Flex Bear High Yield ProFund	AFBIX	AFBSX
Access Flex High Yield ProFund	FYAIX	FYASX
Banks UltraSector ProFund	BKPIX	BKPSX
Bear ProFund	BRPIX	BRPSX
Biotechnology UltraSector ProFund	BIPIX	BIPSX
Bitcoin Strategy ProFund	BTCFX
Bull ProFund	BLPIX	BLPSX
Communication Services UltraSector ProFund	WCPIX	WCPSX
Consumer Discretionary UltraSector ProFund	CYPIX	CYPSX
Consumer Staples UltraSector ProFund	CNPIX	CNPSX
Energy UltraSector ProFund	ENPIX	ENPSX
Europe 30 ProFund	UEPIX	UEPSX
Falling U.S. Dollar ProFund	FDPIX	FDPSX
Financials UltraSector ProFund	FNPIX	FNPSX
Health Care UltraSector ProFund	HCPIX	HCPSX
Industrials UltraSector ProFund	IDPIX	IDPSX
Internet UltraSector ProFund	INPIX	INPSX
Large-Cap Growth ProFund	LGPIX	LGPSX
Large-Cap Value ProFund	LVPIX	LVPSX
Materials UltraSector ProFund	BMPIX	BMPSX
Mid-Cap Growth ProFund	MGPIX	MGPSX
Mid-Cap ProFund	MDPIX	MDPSX
Mid-Cap Value ProFund	MLPIX	MLPSX
Nasdaq-100 ProFund	OTPIX	OTPSX
Oil & Gas Equipment & Services UltraSector ProFund	OEPIX	OEPSX
Pharmaceuticals UltraSector ProFund	PHPIX	PHPSX
Precious Metals UltraSector ProFund	PMPIX	PMPSX
Real Estate UltraSector ProFund	REPIX	REPSX
Rising Rates Opportunity ProFund	RRPIX	RRPSX
Rising Rates Opportunity 10 ProFund	RTPIX	RTPSX
Rising U.S. Dollar ProFund	RDPIX	RDPSX
Semiconductor UltraSector ProFund	SMPIX	SMPSX
Short Bitcoin Strategy ProFund	BITIX
Short Energy ProFund	SNPIX	SNPSX
Short Nasdaq-100 ProFund	SOPIX	SOPSX
Short Precious Metals ProFund	SPPIX	SPPSX
Short Real Estate ProFund	SRPIX	SRPSX
Short Small-Cap ProFund	SHPIX	SHPSX
Small-Cap Growth ProFund	SGPIX	SGPSX
Small-Cap ProFund	SLPIX	SLPSX
Small-Cap Value ProFund	SVPIX	SVPSX
Technology UltraSector ProFund	TEPIX	TEPSX
Telecommunications UltraSector ProFund	TCPIX	TCPSX
UltraBear ProFund	URPIX	URPSX
UltraBull ProFund	ULPIX	ULPSX
UltraChina ProFund	UGPIX	UGPSX
UltraDow 30 ProFund	UDPIX	UDPSX
UltraEmerging Markets ProFund	UUPIX	UUPSX
UltraInternational ProFund	UNPIX	UNPSX
UltraJapan ProFund	UJPIX	UJPSX
UltraLatin America ProFund	UBPIX	UBPSX
UltraMid-Cap ProFund	UMPIX	UMPSX
UltraNasdaq-100 ProFund	UOPIX	UOPSX
UltraShort China ProFund	UHPIX	UHPSX
UltraShort Dow 30 ProFund	UWPIX	UWPSX
UltraShort Emerging Markets ProFund	UVPIX	UVPSX
UltraShort International ProFund	UXPIX	UXPSX
UltraShort Japan ProFund	UKPIX	UKPSX
UltraShort Latin America ProFund	UFPIX	UFPSX
UltraShort Mid-Cap ProFund	UIPIX	UIPSX
UltraShort Nasdaq-100 ProFund	USPIX	USPSX
UltraShort Small-Cap ProFund	UCPIX	UCPSX
UltraSmall-Cap ProFund	UAPIX	UAPSX
U.S. Government Plus ProFund	GVPIX	GVPSX
Utilities UltraSector ProFund	UTPIX	UTPSX

Table of Contents

1	Message from the Chairman
3	Allocation of Portfolio Holdings and Index Composition
27	Expense Examples

Schedules of Portfolio Investments
34	Access Flex Bear High Yield ProFund
35	Access Flex High Yield ProFund
36	Banks UltraSector ProFund
38	Bear ProFund
39	Biotechnology UltraSector ProFund
41	Bitcoin Strategy ProFund
42	Bull ProFund
45	Communication Services UltraSector ProFund
47	Consumer Discretionary UltraSector ProFund
50	Consumer Staples UltraSector ProFund
53	Energy UltraSector ProFund
55	Europe 30 ProFund
56	Falling U.S. Dollar ProFund
57	Financials UltraSector ProFund
61	Health Care UltraSector ProFund
64	Industrials UltraSector ProFund
68	Internet UltraSector ProFund
70	Large-Cap Growth ProFund
74	Large-Cap Value ProFund
80	Materials UltraSector ProFund
82	Mid-Cap Growth ProFund
86	Mid-Cap ProFund
92	Mid-Cap Value ProFund
97	Nasdaq-100 ProFund
100	Oil & Gas Equipment & Services UltraSector ProFund
102	Pharmaceuticals UltraSector ProFund
104	Precious Metals UltraSector ProFund
106	Real Estate UltraSector ProFund
109	Rising Rates Opportunity ProFund
110	Rising Rates Opportunity 10 ProFund
111	Rising U.S. Dollar ProFund
112	Semiconductor UltraSector ProFund
114	Short Bitcoin Strategy ProFund
115	Short Energy ProFund
116	Short Nasdaq-100 ProFund
117	Short Precious Metals ProFund
118	Short Real Estate ProFund
119	Short Small-Cap ProFund
120	Small-Cap Growth ProFund
125	Small-Cap ProFund
128	Small-Cap Value ProFund
135	Technology UltraSector ProFund
138	Telecommunications UltraSector ProFund
139	UltraBear ProFund
140	UltraBull ProFund
143	UltraChina ProFund
145	UltraDow 30 ProFund
147	UltraEmerging Markets ProFund
149	UltraInternational ProFund
150	UltraJapan ProFund
151	UltraLatin America ProFund
153	UltraMid-Cap ProFund
160	UltraNasdaq-100 ProFund
163	UltraShort China ProFund
164	UltraShort Dow 30 ProFund
165	UltraShort Emerging Markets ProFund
166	UltraShort International ProFund
167	UltraShort Japan ProFund
168	UltraShort Latin America ProFund
169	UltraShort Mid-Cap ProFund
170	UltraShort Nasdaq-100 ProFund
171	UltraShort Small-Cap ProFund
172	UltraSmall-Cap ProFund
175	U.S. Government Plus ProFund
176	Utilities UltraSector ProFund
179	Statements of Assets and Liabilities
195	Statements of Operations
211	Statements of Changes in Net Assets
241	Consolidated Statement of Cash Flows
243	Financial Highlights
279	Notes to Financial Statements
321	Board Approval of Investment Advisory Agreement
326	Liquidity Risk Management Program

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Message from the Chairman

Dear Shareholder:

During these times of geopolitical and economic uncertainty, I want to reaffirm ProFunds' commitment to providing you, our investors, with innovative products and services to help you meet your investment objectives. The following is our ProFunds Semiannual report to shareholders for the six-month period ended January 31, 2023.

Interest Rates Increase as Policymakers Fight Inflation

Concerns about persistently high inflation and looming recession dominated economic policymaking in the second half of 2022. In the United States, the Federal Reserve continued its aggressive effort to tighten monetary policy, bringing its short-term rate to a target range of between 4.25 and 4.5%. The Fed's initial series of rate hikes, which began in the first half of 2022, occurred at the fastest pace since the 1980s and pushed borrowing costs to their highest levels since 2008. Federal Reserve Chairman Jerome Powell indicated in November, however, that the pace of rate hikes would soon begin to moderate, and in December, the Fed increased rates by 50 basis points instead of 75 basis points, as it had at its previous four meetings.

The slowing pace of rate increases in the U.S. helped some markets recoup their losses from the broad-based sell-off in the first half of 2022, but performance was mixed overall during the reporting period. The S&P 500 was roughly flat, declining by 0.4%, while the Dow Jones Industrial Average climbed 4.9%. The tech-heavy Nasdaq-100 Index, which is typically more sensitive to rising rates than the broader market, lost 6.1%. Among the Dow Jones U.S. Industry Indices sectors, seven saw gains during the period. The best performers were oil & gas (16.4%) and basic materials (13.9%), while consumer goods (-7.9%) and technology (-7.3%) saw the largest declines. In contrast to the first half of 2022, when most sectors did poorly, sector performance varied substantially over the reporting period.

Despite the Fed's efforts to cool the economy and resulting market volatility, the U.S. economy has shown signs of resilience. Following modest contractions in the first half of the year, U.S. GDP grew by 3.2% and 2.9% in the third and fourth quarters of 2022, and the unemployment rate decreased to 3.4% in January 2023, the lowest level in 20 years.

International Equity Markets Posted Strong Results Moving into 2023

While rising interest rates around the world heavily influenced international markets, performance relative to U.S. markets was also aided toward the end of the year by the U.S. dollar declining beginning in late September. The result was broadly positive performance in developed and emerging markets over the reporting period. The MSCI EAFE Index, which represents the performance of developed market equities outside of the United States and Canada, climbed 9.5%, the MSCI Europe Index increased by 11%, and the Nikkei traded up 1.8%. The BNY Mellon

1

Emerging Markets Index climbed 11.5%, and in China, where the economy began to reopen after strict lockdown measures were removed, the BNY China Select ADR Index ended the period up 18.4%.

Fixed Income Struggles Amid Rising Rates

The Fed's effort to tame inflation generally led to higher U.S. Treasury yields and lower prices during the period. The Bloomberg Barclays Aggregate Bond Index fell 2.4%. High-yield corporate bonds were roughly flat, returning just 0.8% according to the Markit iBoxx $ Liquid High Yield. And long-dated U.S. Treasurys, as represented by the Ryan Labs 10-Year and 30-Year Indexes, dropped by 5% and 9.3%, respectively.

Cryptocurrencies Attempt to Recover from a Difficult Year

Cryptocurrencies ended the reporting period down roughly 50% from their positions at the beginning of 2022, and they were even further off of their late 2021 highs. The collapse of the crypto exchange FTX in November, along with several other bankruptcies during the period, continued to send shockwaves throughout the industry, endangering other crypto firms with exposure to FTX and raising questions about the lack of regulation in the cryptocurrency marketplace. Cryptocurrencies rallied somewhat toward the end of the period, however.

ProFunds Investors See Opportunities in Targeted Exposures

ProFunds mutual funds offer many of the advantages of index funds, such as the transparency of the investment process, diversified market exposure and high daily correlation to benchmark indexes. With the broader market moving up and down within a tight range over the past six months, it was investors with more targeted exposures to specific sectors who saw opportunities for gains. For example, leveraged exposure to sectors such as energy and materials, as well as inverse strategies designed for rising-rate environments, saw strong performance. Both long and short bitcoin-linked exposures also provided opportunities for return at different times during the reporting period.

We thank you for the trust and confidence that you have placed in us by choosing ProFunds. In uncertain times, our extensive lineup of mutual funds provides an array of opportunities for short and leveraged market exposure across diverse market segments, enabling investors to choose investments that most effectively align with their market views. We appreciate the opportunity to continue serving your investment needs.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

2

Allocation of Portfolio Holdings and Index Composition

4 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Access Flex Bear High Yield ProFund

Investment Objective: The Access Flex Bear High Yield ProFund seeks to provide investment results that correspond generally to the inverse (-1x) of the total return of the high yield market, consistent with maintaining reasonable liquidity.

Market Exposure

Investment Type	% of Net Assets
Credit Default Swap Agreements	(98)%
Futures Contracts	(84)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Access Flex Bear High Yield ProFund primarily invests in non-equity securities, which may include: credit default swap agreements, futures contracts, repurchase agreements, U.S. Government and money market securities.

Industry Exposure

% of Market Exposure (CDS)
Consumer Cyclical	(28)%
Consumer Non-Cyclical	(15)%
Communications	(14)%
Financial	(10)%
Energy	(9)%
Industrials	(9)%
Basic Materials	(7)%
Technology	(4)%
Utilities	(4)%

Access Flex High Yield ProFund

Investment Objective: The Access Flex High Yield ProFund seeks to provide investment results that correspond generally to the total return of the high yield market, consistent with maintaining reasonable liquidity.

Market Exposure

Investment Type	% of Net Assets
Credit Default Swap Agreements	89%
Futures Contracts	9%
U.S. Treasury Obligation	60%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Access Flex High Yield ProFund primarily invests in non-equity securities, which may include: credit default swap agreements, futures contracts, repurchase agreements, U.S. Government and money market securities.

Industry Exposure

% of Market Exposure (CDS)
Consumer Cyclical	28%
Consumer Non-Cyclical	15%
Communications	14%
Financial	10%
Energy	9%
Industrials	9%
Basic Materials	7%
Technology	4%
Utilities	4%

Banks UltraSector ProFund

Investment Objective: The Banks Ultrasector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. BanksSM Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Swap Agreements	72%
Total Exposure	149%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
JPMorgan Chase & Co.	21.2%
Bank of America Corp.	12.8%
Wells Fargo & Co.	9.2%
Citigroup, Inc.	5.2%
U.S. Bancorp	3.5%

Dow Jones U.S. BanksSM Index – Composition

% of Index
Diversified Banks	68%
Regional Banks	32%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 5

Bear ProFund

Investment Objective: The Bear ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P 500® for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(15)%
Swap Agreements	(85)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Bear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500® – Composition

% of Index
Information Technology	25%
Health Care	15%
Financials	12%
Consumer Discretionary	11%
Industrials	8%
Communication Services	8%
Consumer Staples	7%
Energy	5%
Utilities	3%
Materials	3%
Real Estate	3%

Biotechnology UltraSector ProFund

Investment Objective: The Biotechnology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. BiotechnologySM Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	81%
Swap Agreements	69%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
AbbVie, Inc.	15.0%
Danaher Corp.	10.0%
Amgen, Inc.	7.8%
Gilead Sciences, Inc.	6.1%
Vertex Pharmaceuticals, Inc.	4.8%

Dow Jones U.S. Biotechnology IndexSM – Composition

% of Index
Biotechnology	70%
Life Sciences Tools & Services	30%

Bitcoin Strategy ProFund

Investment Objective: The Bitcoin Strategy ProFund seeks to provide capital appreciation by investing all or substantially all of its assets through managed exposure to bitcoin futures contracts. The Fund does not invest directly in bitcoin.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Bitcoin Strategy ProFund primarily invests in non-equity securities, which may include: futures contracts, Canadian Exchange Traded Funds, repurchase agreements and reverse repurchase agreements, and U.S. Government securities.

6 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Bull ProFund

Investment Objective: The Bull ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500®.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	70%
Futures Contracts	9%
Swap Agreements	21%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	4.5%
Microsoft Corp.	3.8%
Alphabet, Inc.	2.3%
Amazon.com, Inc.	1.9%
Berkshire Hathaway, Inc.	1.2%

S&P 500® – Composition

% of Index
Information Technology	25%
Health Care	15%
Financials	12%
Consumer Discretionary	11%
Industrials	8%
Communication Services	8%
Consumer Staples	7%
Energy	5%
Utilities	3%
Materials	3%
Real Estate	3%

Communication Services UltraSector ProFund

Investment Objective: The Communication Services UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the S&P Communication Services Select SectorSM Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	70%
Swap Agreements	80%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Alphabet, Inc.	15.7%
Meta Platforms, Inc.	11.7%
Verizon Communications, Inc.	6.1%
The Walt Disney Co.	3.4%
Netflix, Inc.	3.3%

S&P Communication Services Select SectorSM Index – Composition

% of Index
Interactive Media & Services	41%
Entertainment	24%
Media	17%
Diversified Telecommunication Services	14%
Wireless Telecommunication Services	4%

Consumer Discretionary UltraSector ProFund

Investment Objective: The Consumer Discretionary UltraSector ProFund (previously the Consumer Services UltraSector ProFund) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Consumer ServicesSM Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	78%
Swap Agreements	72%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	15.9%
The Home Depot, Inc.	5.8%
Costco Wholesale Corp.	3.9%
Walmart, Inc.	3.5%
The Walt Disney Co.	3.4%

Dow Jones U.S. Consumer ServicesSM Index – Composition

% of Index
Retailing	44%
Consumer Services	20%
Media & Entertainment	18%
Food & Staples Retailing	12%
Transportation	4%
Health Care Equipment & Services	1%
Commercial & Professional Services	1%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 7

Consumer Staples UltraSector ProFund

Investment Objective: The Consumer Staples UltraSector ProFund (previously the Consumer Goods UltraSector ProFund) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Consumer GoodsSM Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	70%
Swap Agreements	79%
Total Exposure	149%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Tesla, Inc.	10.4%
The Procter & Gamble Co.	7.5%
The Coca-Cola Co.	5.3%
PepsiCo, Inc.	5.3%
Philip Morris International, Inc.	3.6%

Dow Jones U.S. Consumer GoodsSM Index – Composition

% of Index
Food, Beverage & Tobacco	41%
Automobiles & Components	21%
Household & Personal Products	18%
Consumer Durables & Apparel	14%
Media & Entertainment	4%
Retailing	1%
Food & Staples Retailing	1%

Energy UltraSector ProFund

Investment Objective: The Energy UltraSector ProFund (previously the Oil & Gas UltraSector ProFund) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Oil & GasSM Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	78%
Swap Agreements	72%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	19.6%
Chevron Corp.	12.7%
ConocoPhillips	6.2%
Schlumberger, Ltd.	3.3%
EOG Resources, Inc.	3.2%

Dow Jones U.S. Oil & GasSM Index – Composition

% of Index
Oil, Gas & Consumable Fuels	90%
Energy Equipment & Services	9%
Semiconductors & Semiconductor Equipment	1%

Europe 30 ProFund

Investment Objective: The Europe 30 ProFund seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Europe 30 Index®.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
ASML Holding N.V.	6.2%
NOVO Nordisk A/S	6.0%
Shell PLC	5.6%
HSBC Holdings PLC	4.8%
TotalEnergies SE	4.7%

ProFunds Europe 30® Index – Composition

Industry Breakdown	% of Index
Health Care	21%
Energy	20%
Information Technology	15%
Consumer Staples	11%
Financials	11%
Materials	10%
Industrials	6%
Utilities	3%
Communication Services	3%

Country Composition
United Kingdom	43%
Netherlands	14%
Denmark	8%
France	7%
Germany	6%
Other	22%

8 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Falling U.S. Dollar ProFund

Investment Objective: The Falling U.S. Dollar ProFund seeks daily investment results, before fees and expenses, that correspond to the performance of the basket of currencies included in the U.S. Dollar Index.

Market Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Falling U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index – Composition

% of Index
Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Swiss franc	4%

Financials UltraSector ProFund

Investment Objective: The Financials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. FinancialsSM Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	72%
Total Exposure	147%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Berkshire Hathaway, Inc.	6.4%
JPMorgan Chase & Co.	4.7%
Visa, Inc.	4.3%
Mastercard, Inc.	3.6%
Bank of America Corp.	2.8%

Dow Jones U.S. FinancialsSM Index – Composition

% of Index
Diversified Financials	34%
Banks	23%
Real Estate	19%
Insurance	14%
Software & Services	10%

Health Care UltraSector ProFund

Investment Objective: The Health Care UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Health CareSM Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	74%
Total Exposure	149%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
UnitedHealth Group, Inc.	6.5%
Johnson & Johnson	6.0%
Merck & Co., Inc.	3.8%
Eli Lilly & Co.	3.8%
AbbVie, Inc.	3.6%

Dow Jones U.S. Health CareSM Index – Composition

% of Index
Pharmaceuticals	28%
Health Care Providers & Services	22%
Health Care Equipment & Supplies	19%
Biotechnology	18%
Life Sciences Tools & Services	13%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 9

Industrials UltraSector ProFund

Investment Objective: the Industrials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. IndustrialsSM Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	79%
Swap Agreements	71%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Accenture PLC	3.1%
Raytheon Technologies Corp.	2.6%
Honeywell International, Inc.	2.5%
United Parcel Service, Inc.	2.4%
Caterpillar, Inc.	2.3%

Dow Jones U.S. IndustrialsSM Index – Composition

% of Index
Capital Goods	53%
Software & Services	16%
Transportation	12%
Commercial & Professional Services	7%
Technology Hardware & Equipment	6%
Materials	6%

Internet UltraSector ProFund

Investment Objective: The Internet UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half (1.5x) the daily performance of the Dow Jones Internet CompositeSM Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Swap Agreements	73%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Alphabet, Inc.	7.0%
Amazon.com, Inc.	6.9%
Meta Platforms, Inc.	5.4%
Salesforce, Inc.	4.0%
Cisco Systems, Inc.	3.7%

Dow Jones Internet CompositeSM Index – Composition

% of Index
Interactive Media & Services	24%
Software	21%
Internet & Direct Marketing Retail	15%
IT Services	14%
Communications Equipment	11%
Hotels, Restaurants & Leisure	5%
Entertainment	5%
Health Care Technology	3%
Real Estate Management & Development	2%

Large-Cap Growth ProFund

Investment Objective: The Large-Cap Growth ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Growth Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	101%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	12.3%
Alphabet, Inc.	6.4%
Microsoft Corp.	6.1%
NVIDIA Corp.	2.8%
Exxon Mobil Corp.	2.7%

S&P 500® Growth Index – Composition

% of Index
Information Technology	35%
Health Care	20%
Consumer Discretionary	10%
Energy	8%
Communication Services	7%
Consumer Staples	7%
Industrials	5%
Financials	4%
Materials	2%
Real Estate	1%
Utilities	1%

10 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Large-Cap Value ProFund

Investment Objective: The Large-Cap Value ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Value Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	4.7%
Berkshire Hathaway, Inc.	3.4%
Amazon.com, Inc.	3.0%
JPMorgan Chase & Co.	2.5%
Meta Platforms, Inc.	2.0%

S&P 500® Value Index – Composition

% of Index
Financials	19%
Information Technology	17%
Industrials	12%
Consumer Discretionary	11%
Health Care	9%
Communication Services	9%
Consumer Staples	7%
Utilities	6%
Real Estate	5%
Materials	3%
Energy	2%

Materials UltraSector ProFund

Investment Objective: The Materials UltraSector ProFund (previously the Basic Materials UltraSector ProFund) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Basic MaterialsSM Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Swap Agreements	77%
Total Exposure	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Linde PLC	13.5%
Air Products & Chemicals, Inc.	5.9%
Freeport-McMoRan, Inc.	5.3%
Corteva, Inc.	3.8%
Nucor Corp.	3.6%

Dow Jones U.S. Basic MaterialsSM Index – Composition

% of Index
Chemicals	74%
Metals & Mining	26%

Mid-Cap Growth ProFund

Investment Objective: The Mid-Cap Growth ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® Growth Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Fair Isaac Corp.	1.5%
Reliance Steel & Aluminum Co.	1.2%
Axon Enterprise, Inc.	1.2%
Carlisle Cos., Inc.	1.2%
Hubbell, Inc.	1.1%

S&P MidCap 400® Growth Index – Composition

% of Index
Industrials	22%
Information Technology	13%
Consumer Discretionary	12%
Health Care	12%
Financials	11%
Materials	8%
Energy	7%
Real Estate	5%
Consumer Staples	4%
Utilities	4%
Communication Services	2%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 11

Mid-Cap ProFund

Investment Objective: The Mid-Cap ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400®.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	80%
Swap Agreements	20%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Fair Isaac Corp.	0.6%
Reliance Steel & Aluminum Co.	0.5%
First Horizon Corp.	0.5%
Axon Enterprise, Inc.	0.5%
Carlisle Cos., Inc.	0.5%

S&P MidCap 400® – Composition

% of Index
Industrials	19%
Financials	15%
Consumer Discretionary	15%
Information Technology	12%
Health Care	10%
Real Estate	8%
Materials	7%
Consumer Staples	4%
Utilities	4%
Energy	4%
Communication Services	2%

Mid-Cap Value ProFund

Investment Objective: The Mid-Cap Value ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P Mid-Cap 400® Value Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Cleveland-Cliffs, Inc.	1.0%
Jabil, Inc.	0.9%
Reinsurance Group of America, Inc.	0.9%
Regal Rexnord Corp.	0.8%
Alcoa Corp.	0.8%

S&P MidCap 400® Value Index – Composition

% of Index
Financials	18%
Industrials	18%
Consumer Discretionary	17%
Real Estate	12%
Information Technology	12%
Health Care	7%
Materials	5%
Utilities	4%
Consumer Staples	4%
Communication Services	2%
Energy	1%

Nasdaq-100 ProFund

Investment Objective: The Nasdaq-100 ProFund seeks investment results, before fees and expenses, that correspond to the performance of the Nasdaq-100® Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	33%
Futures Contracts	4%
Swap Agreements	63%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	3.9%
Microsoft Corp.	3.9%
Alphabet, Inc.	2.6%
Amazon.com, Inc.	2.2%
NVIDIA Corp.	1.3%

Nasdaq-100® Index – Composition

% of Index
Information Technology	49%
Communication Services	17%
Consumer Discretionary	16%
Health Care	7%
Consumer Staples	6%
Industrials	4%
Utilities	1%

12 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Oil & Gas Equipment & Services UltraSector ProFund

Investment Objective: The Oil & Gas Equipment & Services UltraSector ProFund (previously the Oil Equipment & Services UltraSector ProFund) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Select Oil Equipment & ServicesSM Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	82%
Swap Agreements	68%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Schlumberger, Ltd.	17.7%
Halliburton Co.	16.9%
TechnipFMC PLC	3.8%
NOV, Inc.	3.7%
ChampionX Corp.	3.6%

Dow Jones U.S. Select Oil Equipment & ServicesSM Index – Composition

% of Index
Oil & Gas Equipment & Services	80%
Oil & Gas Drilling	20%

Pharmaceuticals UltraSector ProFund

Investment Objective: The Pharmaceuticals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. PharmaceuticalsSM Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	67%
Swap Agreements	83%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	13.9%
Eli Lilly & Co.	11.8%
Viatris, Inc.	3.4%
Zoetis, Inc.	3.3%
Merck & Co., Inc.	2.9%

Dow Jones U.S. Select PharmaceuticalsSM Index – Composition

% of Index
Pharmaceuticals	96%
Biotechnology	4%

Precious Metals UltraSector ProFund

Investment Objective: The Precious Metals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones Precious MetalsSM Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
Swap Agreements	74%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Newmont Corp.	13.4%
Barrick Gold Corp.	11.0%
Franco-Nevada Corp.	9.0%
Agnico Eagle Mines, Ltd.	8.2%
Wheaton Precious Metals Corp.	6.6%

Dow Jones Precious MetalsSM Index – Composition

% of Index
Gold	91%
Silver	5%
Precious Metals & Minerals	4%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 13

Real Estate UltraSector ProFund

Investment Objective: The Real Estate UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Real EstateSM Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	79%
Swap Agreements	70%
Total Exposure	149%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Prologis, Inc.	7.3%
American Tower Corp.	6.3%
Equinix, Inc.	4.2%
Crown Castle, Inc.	3.9%
Public Storage	2.9%

Dow Jones U.S. Real EstateSM Index – Composition

% of Index
Equity Real Estate Investment Trusts (REITs)	91%
Real Estate Management & Development	4%
Mortgage Real Estate Investment Trusts (REITs)	3%
Professional Services	2%

Rising Rates Opportunity ProFund

Investment Objective: The Rising Rates Opportunity ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse (-1.25x) of the daily movement of the most recently issued 30-year U.S. Treasury Bond for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(125)%
Total Exposure	(125)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising Rates Opportunity ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Rising Rates Opportunity 10 ProFund

Investment Objective: The Rising Rates Opportunity 10 ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily movement of the most recently issued 10-year U.S. Treasury Note for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising Rates Opportunity 10 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

14 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Rising U.S. Dollar ProFund

Investment Objective: The Rising U.S. Dollar ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the basket of currencies included in the U.S. Dollar Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Rising U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index – Composition

% of Index
Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Swiss franc	4%

Semiconductor UltraSector ProFund

Investment Objective: The Semiconductor UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. SemiconductorsSM Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
Swap Agreements	74%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
NVIDIA Corp.	18.5%
Broadcom, Inc.	9.0%
Texas Instruments, Inc.	6.1%
Qualcomm, Inc.	5.7%
Advanced Micro Devices, Inc.	4.6%

Dow Jones U.S. SemiconductorsSM Index – Composition

% of Index
Semiconductors & Semiconductor Equipment	100%

Short Bitcoin Strategy ProFund

Investment Objective: The Short Bitcoin Strategy ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P CME Bitcoin Futures Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund does not invest directly in bitcoin nor does it directly short bitcoin.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(99)%
Total Exposure	(99)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Bitcoin Strategy ProFund primarily invests in non-equity securities, which may include: futures contracts, Canadian Exchange Traded Funds, repurchase agreements and reverse repurchase agreements, and U.S. Government securities.

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 15

Short Energy ProFund

Investment Objective: The Short Energy ProFund (previously the Short Oil & Gas ProFund) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. Oil & GasSM Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(99)%
Total Exposure	(99)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Energy ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones U.S. Oil & GasSM Index – Composition

% of Index
Oil, Gas & Consumable Fuels	90%
Energy Equipment & Services	9%
Semiconductors & Semiconductor Equipment	1%

Short Nasdaq-100 ProFund

Investment Objective: The Short Nasdaq-100 ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Nasdaq-100® Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(10)%
Swap Agreements	(90)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Nasdaq-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nasdaq-100® Index – Composition

% of Index
Information Technology	49%
Communication Services	17%
Consumer Discretionary	16%
Health Care	7%
Consumer Staples	6%
Industrials	4%
Utilities	1%

Short Precious Metals ProFund

Investment Objective: The Short Precious Metals ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the dialy performance of the Dow Jones Precious MetalsSM Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Precious Metals ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious MetalsSM Index – Composition

% of Index
Gold	91%
Silver	5%
Precious Metals & Minerals	4%

16 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Short Real Estate ProFund

Investment Objective: The Short Real Estate ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. Real EstateSM Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Real Estate ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones U.S. Real EstateSM Index – Composition

% of Index
Equity Real Estate Investment Trusts (REITs)	91%
Real Estate Management & Development	4%
Mortgage Real Estate Investment Trusts (REITs)	3%
Professional Services	2%

Short Small-Cap ProFund

Investment Objective: The Short Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Russell 2000® Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(10)%
Swap Agreements	(90)%
Total Exposure	(100)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The Short Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000® Index – Composition

% of Index
Financials	17%
Health Care	16%
Industrials	16%
Information Technology	13%
Consumer Discretionary	11%
Energy	7%
Real Estate	7%
Materials	4%
Consumer Staples	3%
Utilities	3%
Communication Services	3%

Small-Cap Growth ProFund

Investment Objective: The Small-Cap Growth ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600® Growth Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
UFP Industries, Inc.	1.2%
Applied Industrial Technologies, Inc.	1.1%
The Ensign Group, Inc.	1.1%
SPS Commerce, Inc.	1.0%
Fabrinet	1.0%

S&P SmallCap 600® Growth Index – Composition

% of Index
Industrials	18%
Information Technology	18%
Financials	16%
Health Care	13%
Consumer Discretionary	9%
Materials	6%
Consumer Staples	6%
Energy	5%
Real Estate	4%
Utilities	3%
Communication Services	2%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 17

Small-Cap ProFund

Investment Objective: The Small-Cap ProFund seeks investment results, before fees and expenses, that correspond to the performance of the Russell 2000® Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	61%
Swap Agreements	39%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Iridium Communications, Inc.	0.2%
Matador Resources Co.	0.2%
Crocs, Inc.	0.2%
Saia, Inc.	0.2%
EMCOR Group, Inc.	0.2%

Russell 2000® Index – Composition

% of Index
Financials	17%
Health Care	16%
Industrials	16%
Information Technology	13%
Consumer Discretionary	11%
Energy	7%
Real Estate	7%
Materials	4%
Consumer Staples	3%
Utilities	3%
Communication Services	3%

Small-Cap Value ProFund

Investment Objective: The Small-Cap Value ProFund seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600® Value Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	101%
Total Exposure	101%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Meritage Homes Corp.	0.8%
Essential Properties Realty Trust, Inc.	0.8%
John Bean Technologies Corp.	0.8%
Signet Jewelers, Ltd.	0.8%
Insight Enterprises, Inc.	0.7%

S&P SmallCap 600® Value Index – Composition

% of Index
Financials	18%
Consumer Discretionary	18%
Industrials	16%
Real Estate	12%
Information Technology	9%
Health Care	8%
Materials	5%
Consumer Staples	5%
Energy	4%
Communication Services	3%
Utilities	2%

Technology UltraSector ProFund

Investment Objective: The Technology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. TechnologySM Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	78%
Swap Agreements	72%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	17.1%
Microsoft Corp.	14.6%
Alphabet, Inc.	8.9%
NVIDIA Corp.	3.8%
Meta Platforms, Inc.	2.6%

Dow Jones U.S. TechnologySM Index – Composition

% of Index
Software & Services	38%
Technology Hardware & Equipment	26%
Semiconductors & Semiconductor Equipment	20%
Media & Entertainment	15%
Retailing	1%

18 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

Telecommunications UltraSector ProFund†

Investment Objective: The Telecommunications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Telecommunications Index.

†	The Telecommunications UltraSector ProFund liquidated on February 7, 2023 and holds only cash and segregated cash balances to cover remaining expenses payable as of the reporting date.

UltraBear ProFund

Investment Objective: the UltraBear ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the S&P 500® for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(6)%
Swap Agreements	(194)%
Total Exposure	(200)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraBear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500® – Composition

% of Index
Information Technology	25%
Health Care	15%
Financials	12%
Consumer Discretionary	11%
Industrials	8%
Communication Services	8%
Consumer Staples	7%
Energy	5%
Utilities	3%
Materials	3%
Real Estate	3%

UltraBull ProFund

Investment Objective: The UltraBull ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the S&P 500® for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	68%
Futures Contracts	4%
Swap Agreements	128%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	4.3%
Microsoft Corp.	3.7%
Alphabet, Inc.	2.2%
Amazon.com, Inc.	1.8%
Berkshire Hathaway, Inc.	1.1%

S&P 500® – Composition

% of Index
Information Technology	25%
Health Care	15%
Financials	12%
Consumer Discretionary	11%
Industrials	8%
Communication Services	8%
Consumer Staples	7%
Energy	5%
Utilities	3%
Materials	3%
Real Estate	3%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 19

UltraChina ProFund

Investment Objective: The UltraChina ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the S&P China Select ADR Index (USD) for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	84%
Swap Agreements	116%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Alibaba Group Holding, Ltd.	15.7%
JD.com, Inc.	6.5%
NetEase, Inc.	5.1%
Pinduoduo, Inc.	5.1%
Baidu, Inc.	4.7%

S&P China Select ADR Index (USD) – Composition

Industry Breakdown	% of Index
Consumer Discretionary	56%
Communication Services	24%
Health Care	7%
Information Technology	5%
Real Estate	4%
Industrials	4%

Country Composition
China	100%

UltraDow 30 ProFund

Investment Objective: The UltraDow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Dow Jones Industrial Average® for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	78%
Futures Contracts	18%
Swap Agreements	104%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
UnitedHealth Group, Inc.	7.5%
The Goldman Sachs Group, Inc.	5.5%
The Home Depot, Inc.	4.9%
McDonald's Corp.	4.0%
Amgen, Inc.	3.8%

Dow Jones Industrial Average® – Composition

% of Index
Health Care	21%
Information Technology	19%
Financials	17%
Industrials	15%
Consumer Discretionary	14%
Consumer Staples	7%
Energy	3%
Communication Services	3%
Materials	1%

UltraEmerging Markets ProFund

Investment Objective: The UltraEmerging Markets ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the S&P Emerging Markets 50 ADR Index (USD) for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	85%
Swap Agreements	115%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	17.9%
Alibaba Group Holding, Ltd.	12.2%
HDFC Bank, Ltd.	5.3%
Vale S.A.	4.0%
Infosys, Ltd.	3.9%

S&P Emerging 50 ADR Index (USD) – Composition

Industry Breakdown	% of Index
Information Technology	28%
Consumer Discretionary	26%
Financials	16%
Materials	11%
Communication Services	8%
Energy	3%
Consumer Staples	2%
Health Care	2%
Industrials	2%
Utilities	1%
Real Estate	1%

Country Composition
China	33%
Taiwan	24%
India	16%
Brazil	13%
Other	14%

20 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

UltraInternational ProFund

Investment Objective: The UltraInternational ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE®") Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraInternational ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE® Index – Composition

Industry Breakdown	% of Index
Financials	19%
Industrials	15%
Health Care	13%
Consumer Discretionary	12%
Consumer Staples	10%
Information Technology	8%
Materials	8%
Energy	5%
Communication Services	4%
Utilities	3%
Real Estate	3%

Country Composition
Japan	22%
United Kingdom	15%
France	12%
Switzerland	10%
Other	41%

UltraJapan ProFund

Investment Objective: The UltraJapan ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Nikkei 225 Stock Average for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	200%
Swap Agreements	1%
Total Exposure	201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraJapan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average – Composition

% of Index
Industrials	21%
Consumer Discretionary	20%
Information Technology	20%
Health Care	12%
Communication Services	11%
Consumer Staples	6%
Materials	6%
Financials	3%
Real Estate	1%

UltraLatin America ProFund

Investment Objective: The UltraLatin America ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the S&P Latin America 35 ADR Index (USD) for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	88%
Swap Agreements	111%
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Vale S.A.	18.1%
Petroleo Brasileiro S.A.	11.3%
Itau Unibanco Holding S.A.	6.0%
America Movil S.A.B. de C.V.	5.0%
Fomento Economico Mexicano S.A.B. de C.V.	4.2%

S&P Latin America 35 ADR Index (USD) – Composition

Industry Breakdown	% of Index
Materials	35%
Financials	16%
Energy	15%
Consumer Staples	12%
Communication Services	9%
Utilities	7%
Industrials	6%

Country Composition
Brazil	68%
Mexico	22%
Chile	7%
Colombia	2%
Peru	1%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 21

UltraMid-Cap ProFund

Investment Objective: The UltraMid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the S&P MidCap 400® for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	70%
Futures Contracts	11%
Swap Agreements	119%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Fair Isaac Corp.	0.5%
Reliance Steel & Aluminum Co.	0.4%
First Horizon Corp.	0.4%
Axon Enterprise, Inc.	0.4%
Carlisle Cos., Inc.	0.4%

S&P MidCap 400® – Composition

% of Index
Industrials	19%
Financials	15%
Consumer Discretionary	15%
Information Technology	12%
Health Care	10%
Real Estate	8%
Materials	7%
Consumer Staples	4%
Utilities	4%
Energy	4%
Communication Services	2%

UltraNasdaq-100 ProFund

Investment Objective: The UltraNasdaq-100 ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Nasdaq-100® Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	65%
Futures Contracts	14%
Swap Agreements	121%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	7.7%
Microsoft Corp.	7.7%
Alphabet, Inc.	5.1%
Amazon.com, Inc.	4.4%
NVIDIA Corp.	2.6%

Nasdaq-100® Index – Composition

% of Index
Information Technology	49%
Communication Services	17%
Consumer Discretionary	16%
Health Care	7%
Consumer Staples	6%
Industrials	4%
Utilities	1%

UltraShort China ProFund

Investment Objective: The UltraShort China ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the S&P China Select ADR Index (USD) for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort China ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P China Select ADR Index (USD) – Composition

Industry Breakdown	% of Index
Consumer Discretionary	56%
Communication Services	24%
Health Care	7%
Information Technology	5%
Real Estate	4%
Industrials	4%

Country Composition
China	100%

22 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

UltraShort Dow 30 ProFund

Investment Objective: The UltraShort Dow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Dow Jones Industrial Average® for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Dow 30 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average® – Composition

% of Index
Health Care	21%
Information Technology	19%
Financials	17%
Industrials	15%
Consumer Discretionary	14%
Consumer Staples	7%
Energy	3%
Communication Services	3%
Materials	1%

UltraShort Emerging Markets ProFund

Investment Objective: The UltraShort Emerging Markets ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the S&P Emerging Markets 50 ADR Index (USD) for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(199)%
Total Exposure	(199)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Emerging Markets ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P Emerging 50 ADR Index (USD) – Composition

Industry Breakdown	% of Index
Information Technology	28%
Consumer Discretionary	26%
Financials	16%
Materials	11%
Communication Services	8%
Energy	3%
Consumer Staples	2%
Health Care	2%
Industrials	2%
Utilities	1%
Real Estate	1%

Country Composition
China	33%
Taiwan	24%
India	16%
Brazil	13%
Other	14%

UltraShort International ProFund

Investment Objective: The UltraShort International ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE®") Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(201)%
Total Exposure	(201)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort International ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE® Index – Composition

Industry Breakdown	% of Index
Financials	19%
Industrials	15%
Health Care	13%
Consumer Discretionary	12%
Consumer Staples	10%
Information Technology	8%
Materials	8%
Energy	5%
Communication Services	4%
Utilities	3%
Real Estate	3%

Country Composition
Japan	22%
United Kingdom	15%
France	12%
Switzerland	10%
Other	41%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 23

UltraShort Japan ProFund

Investment Objective: The UltraShort Japan ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Nikkei 225 Stock Average for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(134)%
Swap Agreements	(62)%
Total Exposure	(196)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Japan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average – Composition

% of Index
Industrials	21%
Consumer Discretionary	20%
Information Technology	20%
Health Care	12%
Communication Services	11%
Consumer Staples	6%
Materials	6%
Financials	3%
Real Estate	1%

UltraShort Latin America ProFund

Investment Objective: The UltraShort Latin America ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the S&P Latin America 35 ADR Index (USD) for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(201)%
Total Exposure	(201)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Latin America ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P Latin America 35 ADR Index (USD) – Cpmposition

Industry Breakdown	% of Index
Materials	35%
Financials	16%
Energy	15%
Consumer Staples	12%
Communication Services	9%
Utilities	7%
Industrials	6%

Country Composition
Brazil	68%
Mexico	22%
Chile	7%
Colombia	2%
Peru	1%

UltraShort Mid-Cap ProFund

Investment Objective: the UltraShort Mid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the S&P MidCap 400® for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(22)%
Swap Agreements	(179)%
Total Exposure	(201)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Mid-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400® – Composition

% of Index
Industrials	19%
Financials	15%
Consumer Discretionary	15%
Information Technology	12%
Health Care	10%
Real Estate	8%
Materials	7%
Consumer Staples	4%
Utilities	4%
Energy	4%
Communication Services	2%

24 :: Allocation of Portfolio Holdings and Index Composition (unaudited)

UltraShort Nasdaq-100 ProFund

Investment Objective: The UltraShort Nasdaq-100 ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Nasdaq-100® Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(12)%
Swap Agreements	(188)%
Total Exposure	(200)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Nasdaq-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nasdaq-100® Index – Composition

% of Index
Information Technology	49%
Communication Services	17%
Consumer Discretionary	16%
Health Care	7%
Consumer Staples	6%
Industrials	4%
Utilities	1%

UltraShort Small-Cap ProFund

Investment Objective: The UltraShort Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Russell 2000® Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(198)%
Total Exposure	(198)%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The UltraShort Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000® Index – Composition

% of Index
Financials	17%
Health Care	16%
Industrials	16%
Information Technology	13%
Consumer Discretionary	11%
Energy	7%
Real Estate	7%
Materials	4%
Consumer Staples	3%
Utilities	3%
Communication Services	3%

UltraSmall-Cap ProFund

Investment Objective: The UltraSmall-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Russell 2000® Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	66%
Futures Contracts	11%
Swap Agreements	124%
Total Exposure	201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Iridium Communications, Inc.	0.2%
Matador Resources Co.	0.2%
Crocs, Inc.	0.2%
Saia, Inc.	0.2%
Inspire Medical Systems, Inc.	0.2%

Russell 2000® Index – Composition

% of Index
Financials	17%
Health Care	16%
Industrials	16%
Information Technology	13%
Consumer Discretionary	11%
Energy	7%
Real Estate	7%
Materials	4%
Consumer Staples	3%
Utilities	3%
Communication Services	3%

Allocation of Portfolio Holdings and Index Composition (unaudited) :: 25

U.S. Government Plus ProFund

Investment Objective: The U.S. Government Plus ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (1.25x) the daily movement of the most recently issued 30-year U.S. Treasury Bond for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	125%
Total Exposure	125%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The U.S. Government Plus ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Utilities UltraSector ProFund

Investment Objective: The Utilities UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. UtilitiesSM Index for a single day, not for any other period. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	83%
Swap Agreements	67%
Total Exposure	150%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
NextEra Energy, Inc.	11.2%
Duke Energy Corp.	6.0%
The Southern Co.	5.6%
Dominion Energy, Inc.	4.0%
Sempra Energy	3.8%

Dow Jones U.S. UtilitiesSM Index – Composition

% of Index
Electric Utilities	61%
Multi-Utilities	28%
Gas Utilities	4%
Water Utilities	4%
Independent Power and Renewable Electricity Producers	3%

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Expense Examples

28 :: Expense Examples (unaudited)

As a ProFund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees; and (2) ongoing costs, including management fees; distribution and services (12b-1) fees; and other ProFund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund and to compare these costs with the ongoing cost of investing in other mutual funds. Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds.

Actual Expenses

The actual examples are based on an investment of $1,000 invested at the beginning of a six-month period and held throughout the period ended January 31, 2023.

The columns below under the heading entitled “Actual” provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purpose

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held throughout the period ended January 31, 2023.

The columns below under the heading entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on each ProFund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 8/1/22	Ending Account Value 1/31/23	Expenses Paid During Period†	Ending Account Value 1/31/23	Expenses Paid During Period†
Access Flex Bear High Yield ProFund – Investor	1.78%	$1,000.00	$969.50	$8.84	$1,016.23	$9.05
Access Flex Bear High Yield ProFund – Service	2.78%	1,000.00	964.80	13.77	1,011.19	14.09
Access Flex High Yield ProFund – Investor	1.78%	1,000.00	1,032.30	9.12	1,016.23	9.05
Access Flex High Yield ProFund – Service	2.78%	1,000.00	1,027.00	14.20	1,011.19	14.09
Banks UltraSector ProFund – Investor	2.21%	1,000.00	1,087.60	11.63	1,014.06	11.22
Banks UltraSector ProFund – Service	3.21%	1,000.00	1,082.40	16.85	1,009.02	16.25
Bear ProFund – Investor	1.83%	1,000.00	1,004.40	9.25	1,015.98	9.30
Bear ProFund – Service	2.83%	1,000.00	999.30	14.26	1,010.94	14.34
Biotechnology UltraSector ProFund – Investor	1.55%	1,000.00	1,065.70	8.07	1,017.39	7.88
Biotechnology UltraSector ProFund – Service	2.55%	1,000.00	1,060.30	13.24	1,012.35	12.93
Bitcoin Strategy ProFund – Investor	1.23%	1,000.00	984.70	6.15	1,019.00	6.26
Bull ProFund – Investor	1.68%	1,000.00	985.10	8.41	1,016.74	8.54
Bull ProFund – Service	2.68%	1,000.00	980.80	13.38	1,011.70	13.59
Communication Services UltraSector ProFund – Investor	1.78%	1,000.00	938.60	8.70	1,016.23	9.05
Communication Services UltraSector ProFund – Service	2.78%	1,000.00	934.30	13.55	1,011.19	14.09
Consumer Discretionary UltraSector ProFund* – Investor	1.69%	1,000.00	980.20	8.44	1,016.69	8.59

Expense Examples (unaudited) :: 29

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 8/1/22	Ending Account Value 1/31/23	Expenses Paid During Period†	Ending Account Value 1/31/23	Expenses Paid During Period†
Consumer Discretionary UltraSector ProFund* – Service	2.69%	$1,000.00	$975.30	$13.39	$1,011.64	$13.64
Consumer Staples UltraSector ProFund* – Investor	1.78%	1,000.00	856.70	8.33	1,016.23	9.05
Consumer Staples UltraSector ProFund* – Service	2.77%	1,000.00	852.40	12.93	1,011.24	14.04
Energy UltraSector ProFund* – Investor	1.54%	1,000.00	1,207.80	8.57	1,017.44	7.83
Energy UltraSector ProFund* – Service	2.54%	1,000.00	1,201.40	14.09	1,012.40	12.88
Europe 30 ProFund – Investor	1.78%	1,000.00	1,070.90	9.29	1,016.23	9.05
Europe 30 ProFund – Service	2.78%	1,000.00	1,064.40	14.47	1,011.19	14.09
Falling U.S. Dollar ProFund – Investor	1.78%	1,000.00	1,034.00	9.13	1,016.23	9.05
Falling U.S. Dollar ProFund – Service	2.78%	1,000.00	1,029.00	14.22	1,011.19	14.09
Financials UltraSector ProFund – Investor	1.84%	1,000.00	1,070.10	9.60	1,015.93	9.35
Financials UltraSector ProFund – Service	2.84%	1,000.00	1,064.60	14.78	1,010.89	14.39
Health Care UltraSector ProFund – Investor	1.77%	1,000.00	994.90	8.90	1,016.28	9.00
Health Care UltraSector ProFund – Service	2.77%	1,000.00	990.00	13.89	1,011.24	14.04
Industrials UltraSector ProFund – Investor	1.78%	1,000.00	1,032.20	9.12	1,016.23	9.05
Industrials UltraSector ProFund – Service	2.78%	1,000.00	1,026.60	14.20	1,011.19	14.09
Internet UltraSector ProFund – Investor	1.62%	1,000.00	954.50	7.98	1,017.04	8.24
Internet UltraSector ProFund – Service	2.62%	1,000.00	949.60	12.87	1,012.00	13.29
Large-Cap Growth ProFund – Investor	1.88%	1,000.00	904.30	9.02	1,015.73	9.55
Large-Cap Growth ProFund – Service	2.87%	1,000.00	899.80	13.74	1,010.74	14.55
Large-Cap Value ProFund – Investor	1.81%	1,000.00	1,070.70	9.45	1,016.08	9.20
Large-Cap Value ProFund – Service	2.81%	1,000.00	1,065.00	14.63	1,011.04	14.24
Materials UltraSector ProFund* – Investor	1.88%	1,000.00	1,176.70	10.31	1,015.73	9.55
Materials UltraSector ProFund* – Service	2.88%	1,000.00	1,170.70	15.76	1,010.69	14.60
Mid-Cap Growth ProFund – Investor	1.90%	1,000.00	1,016.00	9.65	1,015.63	9.65
Mid-Cap Growth ProFund – Service	2.90%	1,000.00	1,010.70	14.70	1,010.59	14.70
Mid-Cap ProFund – Investor	1.78%	1,000.00	1,053.40	9.21	1,016.23	9.05
Mid-Cap ProFund – Service	2.78%	1,000.00	1,048.10	14.35	1,011.19	14.09
Mid-Cap Value ProFund – Investor	1.78%	1,000.00	1,094.20	9.40	1,016.23	9.05
Mid-Cap Value ProFund – Service	2.78%	1,000.00	1,088.80	14.64	1,011.19	14.09
Nasdaq-100 ProFund – Investor	1.61%	1,000.00	926.30	7.82	1,017.09	8.19
Nasdaq-100 ProFund – Service	2.61%	1,000.00	921.30	12.64	1,012.05	13.24
Oil & Gas Equipment & Services UltraSector ProFund* – Investor	1.68%	1,000.00	1,545.20	10.78	1,016.74	8.54
Oil & Gas Equipment & Services UltraSector ProFund* – Service	2.68%	1,000.00	1,537.70	17.14	1,011.70	13.59
Pharmaceuticals UltraSector ProFund – Investor	1.78%	1,000.00	957.00	8.78	1,016.23	9.05

30 :: Expense Examples (unaudited)

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 8/1/22	Ending Account Value 1/31/23	Expenses Paid During Period†	Ending Account Value 1/31/23	Expenses Paid During Period†
Pharmaceuticals UltraSector ProFund – Service	2.78%	$1,000.00	$952.00	$13.68	$1,011.19	$14.09
Precious Metals UltraSector ProFund – Investor	1.65%	1,000.00	1,311.70	9.61	1,016.89	8.39
Precious Metals UltraSector ProFund – Service	2.65%	1,000.00	1,304.90	15.40	1,011.85	13.44
Real Estate UltraSector ProFund – Investor	2.21%	1,000.00	888.30	10.52	1,014.06	11.22
Real Estate UltraSector ProFund – Service	3.21%	1,000.00	883.70	15.24	1,009.02	16.25
Rising Rates Opportunity ProFund – Investor	1.57%	1,000.00	1,132.40	8.44	1,017.29	7.98
Rising Rates Opportunity ProFund – Service	2.57%	1,000.00	1,126.80	13.78	1,012.25	13.03
Rising Rates Opportunity 10 ProFund – Investor	1.78%	1,000.00	1,074.30	9.31	1,016.23	9.05
Rising Rates Opportunity 10 ProFund – Service	2.78%	1,000.00	1,068.50	14.49	1,011.19	14.09
Rising U.S. Dollar ProFund – Investor	1.75%	1,000.00	975.80	8.72	1,016.38	8.89
Rising U.S. Dollar ProFund – Service	2.75%	1,000.00	970.90	13.66	1,011.34	13.94
Semiconductor UltraSector ProFund – Investor	1.61%	1,000.00	936.10	7.86	1,017.09	8.19
Semiconductor UltraSector ProFund – Service	2.61%	1,000.00	931.40	12.71	1,012.05	13.24
Short Bitcoin Strategy ProFund – Investor	1.35%	1,000.00	834.90	6.24	1,018.40	6.87
Short Energy ProFund* – Investor	1.78%	1,000.00	836.70	8.24	1,016.23	9.05
Short Energy ProFund* – Service	2.78%	1,000.00	832.60	12.84	1,011.19	14.09
Short Nasdaq-100 ProFund – Investor	1.78%	1,000.00	1,045.90	9.18	1,016.23	9.05
Short Nasdaq-100 ProFund – Service	2.78%	1,000.00	1,041.60	14.31	1,011.19	14.09
Short Precious Metals ProFund – Investor	1.78%	1,000.00	765.00	7.92	1,016.23	9.05
Short Precious Metals ProFund – Service	2.78%	1,000.00	763.00	12.35	1,011.19	14.09
Short Real Estate ProFund – Investor	1.78%	1,000.00	1,050.60	9.20	1,016.23	9.05
Short Real Estate ProFund – Service	2.78%	1,000.00	1,045.50	14.33	1,011.19	14.09
Short Small-Cap ProFund – Investor	1.78%	1,000.00	955.50	8.77	1,016.23	9.05
Short Small-Cap ProFund – Service	2.78%	1,000.00	952.50	13.68	1,011.19	14.09
Small-Cap Growth ProFund – Investor	1.90%	1,000.00	983.20	9.50	1,015.63	9.65
Small-Cap Growth ProFund – Service	2.90%	1,000.00	978.40	14.46	1,010.59	14.70
Small-Cap ProFund – Investor	1.78%	1,000.00	1,020.50	9.07	1,016.23	9.05
Small-Cap ProFund – Service	2.78%	1,000.00	1,015.20	14.12	1,011.19	14.09
Small-Cap Value ProFund – Investor	1.98%	1,000.00	1,055.50	10.26	1,015.22	10.06
Small-Cap Value ProFund – Service	2.98%	1,000.00	1,050.00	15.40	1,010.18	15.10
Technology UltraSector ProFund – Investor	1.67%	1,000.00	856.50	7.81	1,016.79	8.49
Technology UltraSector ProFund – Service	2.67%	1,000.00	852.10	12.46	1,011.75	13.54
Telecommunications UltraSector ProFund†† – Investor	1.67%	1,000.00	933.80	8.14	1,016.79	8.49

Expense Examples (unaudited) :: 31

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 8/1/22	Ending Account Value 1/31/23	Expenses Paid During Period†	Ending Account Value 1/31/23	Expenses Paid During Period†
Telecommunications UltraSector ProFund†† – Service	2.67%	$1,000.00	$929.20	$12.98	$1,011.75	$13.54
UltraBear ProFund – Investor	1.78%	1,000.00	974.90	8.86	1,016.23	9.05
UltraBear ProFund – Service	2.27%	1,000.00	973.80	11.29	1,013.76	11.52
UltraBull ProFund – Investor	1.57%	1,000.00	938.10	7.67	1,017.29	7.98
UltraBull ProFund – Service	2.57%	1,000.00	933.30	12.52	1,012.25	13.03
UltraChina ProFund – Investor	1.86%	1,000.00	1,180.80	10.22	1,015.83	9.45
UltraChina ProFund – Service	2.86%	1,000.00	1,170.60	15.65	1,010.79	14.50
UltraDow 30 ProFund – Investor	1.65%	1,000.00	1,049.00	8.52	1,016.89	8.39
UltraDow 30 ProFund – Service	2.62%	1,000.00	1,043.80	13.50	1,012.00	13.29
UltraEmerging Markets ProFund – Investor	1.85%	1,000.00	1,160.20	10.07	1,015.88	9.40
UltraEmerging Markets ProFund – Service	2.85%	1,000.00	1,153.50	15.47	1,010.84	14.44
UltraInternational ProFund – Investor	1.78%	1,000.00	1,127.10	9.54	1,016.23	9.05
UltraInternational ProFund – Service	2.78%	1,000.00	1,122.90	14.88	1,011.19	14.09
UltraJapan ProFund – Investor	1.78%	1,000.00	974.30	8.86	1,016.23	9.05
UltraJapan ProFund – Service	2.78%	1,000.00	969.90	13.80	1,011.19	14.09
UltraLatin America ProFund – Investor	1.93%	1,000.00	1,254.40	10.97	1,015.48	9.80
UltraLatin America ProFund – Service	2.78%	1,000.00	1,251.70	15.78	1,011.19	14.09
UltraMid-Cap ProFund – Investor	1.62%	1,000.00	1,068.80	8.45	1,017.04	8.24
UltraMid-Cap ProFund – Service	2.62%	1,000.00	1,063.60	13.63	1,012.00	13.29
UltraNasdaq-100 ProFund – Investor	1.60%	1,000.00	818.70	7.33	1,017.14	8.13
UltraNasdaq-100 ProFund – Service	2.60%	1,000.00	814.50	11.89	1,012.10	13.19
UltraShort China ProFund – Investor	1.78%	1,000.00	485.00	6.66	1,016.23	9.05
UltraShort China ProFund – Service	2.43%	1,000.00	485.50	9.10	1,012.96	12.33
UltraShort Dow 30 ProFund – Investor	1.78%	1,000.00	893.90	8.50	1,016.23	9.05
UltraShort Dow 30 ProFund – Service	2.68%	1,000.00	890.50	12.77	1,011.70	13.59
UltraShort Emerging Markets ProFund – Investor	1.78%	1,000.00	732.80	7.77	1,016.23	9.05
UltraShort Emerging Markets ProFund – Service	2.78%	1,000.00	729.10	12.12	1,011.19	14.09
UltraShort International ProFund – Investor	1.78%	1,000.00	809.20	8.12	1,016.23	9.05
UltraShort International ProFund – Service	2.78%	1,000.00	804.90	12.65	1,011.19	14.09
UltraShort Japan ProFund – Investor	1.78%	1,000.00	1,006.90	9.00	1,016.23	9.05
UltraShort Japan ProFund – Service	2.78%	1,000.00	1,001.10	14.02	1,011.19	14.09
UltraShort Latin America ProFund – Investor	1.78%	1,000.00	668.80	7.49	1,016.23	9.05
UltraShort Latin America ProFund – Service	2.78%	1,000.00	666.20	11.68	1,011.19	14.09
UltraShort Mid-Cap ProFund – Investor	1.78%	1,000.00	839.80	8.25	1,016.23	9.05
UltraShort Mid-Cap ProFund – Service	2.78%	1,000.00	832.60	12.84	1,011.19	14.09
UltraShort Nasdaq-100 ProFund – Investor	1.66%	1,000.00	1,039.20	8.53	1,016.84	8.44

32 :: Expense Examples (unaudited)

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 8/1/22	Ending Account Value 1/31/23	Expenses Paid During Period†	Ending Account Value 1/31/23	Expenses Paid During Period†
UltraShort Nasdaq-100 ProFund – Service	2.66%	$1,000.00	$1,034.50	$13.64	$1,011.80	$13.49
UltraShort Small-Cap ProFund – Investor	1.78%	1,000.00	878.40	8.43	1,016.23	9.05
UltraShort Small-Cap ProFund – Service	2.78%	1,000.00	873.60	13.13	1,011.19	14.09
UltraSmall-Cap ProFund – Investor	1.74%	1,000.00	1,001.50	8.78	1,016.43	8.84
UltraSmall-Cap ProFund – Service	2.74%	1,000.00	996.70	13.79	1,011.39	13.89
U.S. Government Plus ProFund – Investor	1.90%	1,000.00	861.80	8.92	1,015.63	9.65
U.S. Government Plus ProFund – Service	2.90%	1,000.00	857.50	13.58	1,010.59	14.70
Utilities UltraSector ProFund – Investor	1.79%	1,000.00	902.60	8.58	1,016.18	9.10
Utilities UltraSector ProFund – Service	2.79%	1,000.00	898.20	13.35	1,011.14	14.14

*	As described in Note 11 of the Notes to Financial Statements, effective March 17, 2023, this ProFund’s name changed due to a change to its underlying benchmark index.

†	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

††	As described in Note 11 of the Notes to Financial Statements, on February 7, 2023, the Telecommunications UltraSector ProFund was liquidated and closed.

Schedules of Portfolio Investments

34 :: Access Flex Bear High Yield ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Repurchase Agreements(a) (78.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.22%, dated 1/31/23, due 2/1/23, total to be received $1,624,190	$1,624,000	$1,624,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,624,000)		1,624,000
TOTAL INVESTMENT SECURITIES (Cost $1,624,000)—78.1%		1,624,000
Net other assets (liabilities)—21.9%		454,805
NET ASSETS—100.0%		$2,078,805

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
5-Year U.S. Treasury Note Futures Contracts	16	4/3/23	$(1,751,250)	$(18,730)

Centrally Cleared Swap Agreements

Credit Default Swap Agreements—Buy Protection(1)

Underlying Instrument	Payment Frequency	Fixed Deal Pay Rate	Maturity Date	Implied Credit Spread at January 31, 2023(2)	Notional Amount(3)	Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin
CDX North America High Yield Index Swap Agreement; Series 39	Daily	5.00%	12/20/27	4.31%	$2,039,000	$(58,278)	$96,462	$(154,740)	$(13,465)

(1)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.

(2)	Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(3)	The notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Schedule of Portfolio Investments :: Access Flex High Yield ProFund :: 35

U.S. Treasury Obligation (60.2%)

	Principal Amount	Value
U.S. Treasury Note, 3.88%, 12/31/27	$16,450,000	$16,640,203
TOTAL U.S. TREASURY OBLIGATION (Cost $16,485,649)		16,640,203

Repurchase Agreements(a) (30.5%)

Repurchase Agreements with various counterparties, rates 4.15%–4.22%, dated 1/31/23, due 2/1/23, total to be received $8,431,986	8,431,000	8,431,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,431,000)		8,431,000
TOTAL INVESTMENT SECURITIES (Cost $24,916,649)—90.7%		25,071,203
Net other assets (liabilities)—9.3%		2,564,128
NET ASSETS—100.0%		$27,635,331

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
5-Year U.S. Treasury Note Futures Contracts	22	4/3/23	$2,407,969	$29,182

Centrally Cleared Swap Agreements

Credit Default Swap Agreements—Sell Protection(1)

Underlying Instrument	Payment Frequency	Fixed Deal Pay Rate	Maturity Date	Implied Credit Spread at January 31, 2023(2)	Notional Amount(3)	Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin
CDX North America High Yield Index Swap Agreement; Series 39	Daily	5.00%	12/20/27	4.29%	$24,510,000	$700,542	$(313,388)	$1,013,930	$161,134

(1)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(2)	Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(3)	The notional amount represents the maximum potential amount the Fund may pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

See accompanying notes to the financial statements.

36 :: Banks UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks (77.3%)

	Shares	Value
Bank of America Corp. (Banks)	30,238	$1,072,843
Bank OZK (Banks)	480	21,922
BOK Financial Corp. (Banks)	125	12,563
Citigroup, Inc. (Banks)	8,391	438,178
Citizens Financial Group, Inc. (Banks)	2,134	92,445
Comerica, Inc. (Banks)	567	41,567
Commerce Bancshares, Inc. (Banks)	494	32,881
Cullen/Frost Bankers, Inc. (Banks)	279	36,348
East West Bancorp, Inc. (Banks)	611	47,976
F.N.B. Corp. (Banks)	1,520	21,690
Fifth Third Bancorp (Banks)	2,974	107,926
First Citizens BancShares, Inc.—Class A (Banks)	51	39,662
First Financial Bankshares, Inc. (Banks)	562	20,018
First Horizon Corp. (Banks)	2,325	57,508
First Republic Bank (Banks)	792	111,577
Glacier Bancorp, Inc. (Banks)	480	21,883
Home BancShares, Inc. (Banks)	822	19,621
Huntington Bancshares, Inc. (Banks)	6,251	94,828
JPMorgan Chase & Co. (Banks)	12,708	1,778,611
KeyCorp (Banks)	4,038	77,489
M&T Bank Corp. (Banks)	748	116,688
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	2,947	29,440
Pinnacle Financial Partners, Inc. (Banks)	331	26,060
Popular, Inc. (Banks)	315	21,622
Prosperity Bancshares, Inc. (Banks)	396	30,041
Regions Financial Corp. (Banks)	4,048	95,290
Signature Bank (Banks)	273	35,203
SouthState Corp. (Banks)	328	26,109
SVB Financial Group* (Banks)	256	77,425
Synovus Financial Corp. (Banks)	630	26,429
TFS Financial Corp. (Thrifts & Mortgage Finance)	207	2,950
The PNC Financial Services Group, Inc. (Banks)	1,747	289,006
Truist Financial Corp. (Banks)	5,747	283,844
U.S. Bancorp (Banks)	5,858	291,728
UMB Financial Corp. (Banks)	188	16,956
Umpqua Holdings Corp. (Banks)	940	17,108
United Bankshares, Inc. (Banks)	584	23,477
Valley National Bancorp (Banks)	1,821	21,633
Webster Financial Corp. (Banks)	754	39,698
Wells Fargo & Co. (Banks)	16,509	773,776
Western Alliance Bancorp (Banks)	472	35,575
Wintrust Financial Corp. (Banks)	263	24,057
Zions Bancorp (Banks)	648	34,448
TOTAL COMMON STOCKS (Cost $1,660,661)		6,486,099

Repurchase Agreements(a)(b) (20.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.22%, dated 1/31/23, due 2/1/23, total to be received $1,743,204	$1,743,000	$1,743,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,743,000)		1,743,000
TOTAL INVESTMENT SECURITIES (Cost $3,403,661)—98.1%		8,229,099
Net other assets (liabilities)—1.9%		160,528
NET ASSETS—100.0%		$8,389,627

*	Non-income producing security.

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2023, the aggregate amount held in a segregated account was $744,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Banks Index	Goldman Sachs International	2/23/23	4.93%	$2,964,547	$76,721
Dow Jones U.S. Banks Index	UBS AG	2/23/23	4.68%	3,109,706	73,689
				$6,074,253	$150,410

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Schedule of Portfolio Investments :: Banks UltraSector ProFund :: 37

Banks UltraSector ProFund invested in the following industries as of January 31, 2023:

	Value	% of Net Assets
Banks	$6,453,709	76.9%
Thrifts & Mortgage Finance	32,390	0.4%
Other**	1,903,528	22.7%
Total	$8,389,627	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

38 :: Bear ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Repurchase Agreements(a)(b) (104.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.22%, dated 1/31/23, due 2/1/23, total to be received $13,020,523	$13,019,000	$13,019,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,019,000)		13,019,000
TOTAL INVESTMENT SECURITIES (Cost $13,019,000)—104.1%		13,019,000
Net other assets (liabilities)—(4.1)%		(509,896)
NET ASSETS—100.0%		$12,509,104

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2023, the aggregate amount held in a segregated account was $2,077,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	9	3/20/23	$(1,840,500)	$(54,917)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	2/27/23	(4.68)%	$(3,151,212)	$(4,411)
S&P 500	UBS AG	2/27/23	(4.48)%	(7,513,174)	(20,341)
				$(10,664,386)	$(24,752)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of January 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Schedule of Portfolio Investments :: Biotechnology UltraSector ProFund :: 39

Common Stocks (80.8%)

	Shares	Value
10X Genomics, Inc.*—Class A (Life Sciences Tools & Services)	6,711	$314,276
AbbVie, Inc. (Biotechnology)	124,159	18,344,491
Agilent Technologies, Inc. (Life Sciences Tools & Services)	20,781	3,160,375
Alkermes PLC* (Biotechnology)	11,534	330,334
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	8,636	1,955,190
Amgen, Inc. (Biotechnology)	37,456	9,453,893
Apellis Pharmaceuticals, Inc.* (Biotechnology)	6,598	347,913
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	7,430	259,976
Avantor, Inc.* (Life Sciences Tools & Services)	47,328	1,131,139
Azenta, Inc.* (Life Sciences Tools & Services)	5,266	294,369
Beam Therapeutics, Inc.*(a) (Biotechnology)	4,155	180,535
Biogen, Inc.* (Biotechnology)	10,109	2,940,708
Biohaven, Ltd.* (Biotechnology)	4,498	85,867
BioMarin Pharmaceutical, Inc.* (Biotechnology)	13,046	1,504,856
Bio-Techne Corp. (Life Sciences Tools & Services)	11,019	877,774
Blueprint Medicines Corp.* (Biotechnology)	4,200	196,308
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	3,572	868,889
CRISPR Therapeutics AG* (Biotechnology)	5,496	280,406
Danaher Corp. (Health Care Equipment & Supplies)	45,991	12,159,101
Denali Therapeutics, Inc.* (Biotechnology)	7,722	233,745
Exact Sciences Corp.* (Biotechnology)	12,473	842,177
Exelixis, Inc.* (Biotechnology)	22,643	398,970
Fate Therapeutics, Inc.* (Biotechnology)	5,798	34,556
Gilead Sciences, Inc. (Biotechnology)	88,045	7,390,496
Halozyme Therapeutics, Inc.* (Biotechnology)	9,492	491,401
Horizon Therapeutics PLC* (Pharmaceuticals)	15,908	1,745,426
Illumina, Inc.* (Life Sciences Tools & Services)	11,042	2,365,196
Incyte Corp.* (Biotechnology)	12,962	1,103,585
Intellia Therapeutics, Inc.* (Biotechnology)	5,983	253,919
Ionis Pharmaceuticals, Inc.* (Biotechnology)	9,972	397,584
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	13,039	2,991,277
Maravai LifeSciences Holdings, Inc.*—Class A (Life Sciences Tools & Services)	7,659	112,281
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	1,768	390,852
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	1,565	2,399,020
Mirati Therapeutics, Inc.* (Biotechnology)	3,638	194,306
Moderna, Inc.* (Biotechnology)	23,193	4,083,360
Natera, Inc.* (Biotechnology)	7,654	328,586
Neurocrine Biosciences, Inc.* (Biotechnology)	6,748	748,556
Novavax, Inc.*(a) (Biotechnology)	5,511	60,125
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	7,517	5,701,419
Repligen Corp.* (Life Sciences Tools & Services)	3,625	671,713
Sarepta Therapeutics, Inc.* (Biotechnology)	6,162	770,065
Seagen, Inc.* (Biotechnology)	9,645	1,345,285
Sotera Health Co.* (Life Sciences Tools & Services)	6,931	119,490
Syneos Health, Inc.* (Life Sciences Tools & Services)	7,219	259,306
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	4,921	223,069
United Therapeutics Corp.* (Biotechnology)	3,199	841,881
Vertex Pharmaceuticals, Inc.* (Biotechnology)	18,019	5,821,939
Vir Biotechnology, Inc.* (Biotechnology)	5,326	157,383
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	5,197	1,380,323
TOTAL COMMON STOCKS (Cost $45,213,165)		98,543,691

Repurchase Agreements(b)(c) (20.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.22%, dated 1/31/23, due 2/1/23, total to be received $24,758,895	$24,756,000	$24,756,000
TOTAL REPURCHASE AGREEMENTS (Cost $24,756,000)		24,756,000

Collateral for Securities Loaned(d) (0.2%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 4.32%(e)	239,232	$239,232
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $239,232)		239,232
TOTAL INVESTMENT SECURITIES (Cost $70,208,397)—101.3%		123,538,923
Net other assets (liabilities)—(1.3)%		(1,623,875)
NET ASSETS—100.0%		$121,915,048

*	Non-income producing security.

(a)	All or part of this security was on loan as of January 31, 2023. The total value of securities on loan as of January 31, 2023 was $240,605.

(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2023, the aggregate amount held in a segregated account was $17,710,000.

(d)	Securities were purchased with cash collateral held from securities on loan at January 31, 2023.

(e)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2023.

See accompanying notes to the financial statements.

40 :: Biotechnology UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Biotechnology Index	Goldman Sachs International	2/23/23	4.93%	$43,033,187	$(608,757)
Dow Jones U.S. Biotechnology Index	UBS AG	2/23/23	4.83%	40,774,368	(526,968)
				$83,807,555	$(1,135,725)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of January 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Biotechnology UltraSector ProFund invested in the following industries as of January 31, 2023:

	Value	% of Net Assets
Biotechnology	$67,302,884	55.1%
Health Care Equipment & Supplies	12,159,101	10.0%
Life Sciences Tools & Services	17,336,280	14.2%
Pharmaceuticals	1,745,426	1.5%
Other**	23,371,357	19.2%
Total	$121,915,048	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Consolidated Schedule of Portfolio Investments :: Bitcoin Strategy ProFund :: 41

U.S. Treasury Obligation (46.2%)

	Principal Amount	Value
U.S. Treasury Bills, 4.03%+, 2/16/23^	$14,000,000	$13,974,951
TOTAL U.S. TREASURY OBLIGATION (Cost $13,975,837)		13,974,951
TOTAL INVESTMENT SECURITIES (Cost $13,975,837)—46.2%		13,974,951
Reverse Repurchase Agreements including accrued interest—(46.2)%		(13,976,364)
Net other assets (liabilities)—100.0%		30,232,088
NET ASSETS—100.0%		$30,230,675

+	Reflects the effective yield or interest rate in effect at January 31, 2023.

^	$13,974,951 of this security has been pledged as collateral for reverse repurchase agreements.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
CME Bitcoin Futures Contracts	164	2/27/23	$19,065,000	$2,232,898
CME Bitcoin Futures Contracts	95	4/3/23	11,103,125	11,728
			$30,168,125	$2,244,626

See accompanying notes to the financial statements.

42 :: Bull ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks (70.9%)

	Percentage of Net Assets	Shares	Value
Abbott Laboratories (Health Care Equipment & Supplies)	0.4%	1,298	$143,494
AbbVie, Inc. (Biotechnology)	0.5%	1,315	194,291
Accenture PLC—Class A (IT Services)	0.4%	468	130,595
Adobe, Inc.* (Software)*	0.4%	345	127,767
Alphabet, Inc.—Class C* (Interactive Media & Services)*	1.1%	3,939	393,388
Alphabet, Inc.—Class A* (Interactive Media & Services)*	1.2%	4,443	439,145
Amazon.com, Inc.* (Internet & Direct Marketing Retail)*	1.9%	6,601	680,762
Apple, Inc. (Technology Hardware, Storage & Peripherals)	4.5%	11,123	1,604,938
Bank of America Corp. (Banks)	0.5%	5,192	184,212
Berkshire Hathaway, Inc.—Class B* (Diversified Financial Services)*	1.2%	1,340	417,437
Bristol-Myers Squibb Co. (Pharmaceuticals)	0.3%	1,582	114,932
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	0.5%	301	176,088
Chevron Corp. (Oil, Gas & Consumable Fuels)	0.6%	1,322	230,054
Cisco Systems, Inc. (Communications Equipment)	0.4%	3,055	148,686
Comcast Corp.—Class A (Media)	0.4%	3,209	126,275
ConocoPhillips (Oil, Gas & Consumable Fuels)	0.3%	926	112,852
Costco Wholesale Corp. (Food & Staples Retailing)	0.5%	329	168,165
Danaher Corp. (Health Care Equipment & Supplies)	0.4%	488	129,017
Eli Lilly & Co. (Pharmaceuticals)	0.6%	586	201,672
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1.0%	3,063	355,338
Johnson & Johnson (Pharmaceuticals)	0.9%	1,944	317,688
JPMorgan Chase & Co. (Banks)	0.9%	2,181	305,253
Linde PLC (Chemicals)	0.3%	368	121,786
Mastercard, Inc.—Class A (IT Services)	0.7%	631	233,849
McDonald’s Corp. (Hotels, Restaurants & Leisure)	0.4%	544	145,465
Merck & Co., Inc. (Pharmaceuticals)	0.6%	1,886	202,575
Meta Platforms, Inc.—Class A* (Interactive Media & Services)*	0.7%	1,673	249,227
Microsoft Corp. (Software)	3.8%	5,544	1,373,858
Netflix, Inc.* (Entertainment)*	0.3%	331	117,128
NextEra Energy, Inc. (Electric Utilities)	0.3%	1,478	110,303
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	0.3%	937	119,308
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1.0%	1,852	361,826
PepsiCo, Inc. (Beverages)	0.5%	1,025	175,295
Pfizer, Inc. (Pharmaceuticals)	0.5%	4,175	184,368
Philip Morris International, Inc. (Tobacco)	0.3%	1,154	120,293
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	0.3%	834	111,097
Salesforce, Inc.* (Software)*	0.3%	744	124,970
Tesla, Inc.* (Automobiles)*	1.0%	1,996	345,747
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	0.3%	675	119,617
The Coca-Cola Co. (Beverages)	0.5%	2,894	177,459
The Home Depot, Inc. (Specialty Retail)	0.7%	761	246,693
The Procter & Gamble Co. (Household Products)	0.7%	1,763	251,015
The Walt Disney Co.* (Entertainment)*	0.4%	1,356	147,112
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	0.5%	292	166,535
UnitedHealth Group, Inc. (Health Care Providers & Services)	1.0%	695	346,937
Verizon Communications, Inc. (Diversified Telecommunication Services)	0.4%	3,125	129,905
Visa, Inc.—Class A (IT Services)	0.8%	1,216	279,935
Walmart, Inc. (Food & Staples Retailing)	0.4%	1,050	151,064
Wells Fargo & Co. (Banks)	0.4%	2,835	132,876
Other Common Stocks(a)	34.7%	139,050	12,425,839
TOTAL COMMON STOCKS (Cost $7,460,452)			25,374,131

Repurchase Agreements(b)(c) (28.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.22%, dated 1/31/23, due 2/1/23, total to be received $10,317,206	$10,316,000	$10,316,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,316,000)		10,316,000

Collateral for Securities Loaned(d)(NM)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 4.32%(e)	4,804	$4,804
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $4,804)		4,804
TOTAL INVESTMENT SECURITIES (Cost $17,781,256)—99.7%		35,694,935
Net other assets (liabilities)—0.3%		106,614
NET ASSETS—100.0%		$35,801,549

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Summary Schedule of Portfolio Investments :: Bull ProFund :: 43

*	Non-income producing security.
(a)	All or part of one or more securities within this group was on loan as of January 31, 2023. The total value of securities on loan as of January 31, 2023 was $4,791.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2023, the aggregate amount held in a segregated account was $983,000.
(d)	Securities were purchased with cash collateral held from securities on loan at January 31, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2023.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	15	3/20/23	$3,067,500	$91,434

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	2/27/23	4.93%	$2,083,142	$2,313
S&P 500	UBS AG	2/27/23	4.83%	5,279,197	10,627
				$7,362,339	$12,940

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

44 :: Bull ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Bull ProFund invested in the following industries as of January 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$452,320	1.3%
Air Freight & Logistics	156,757	0.4%
Airlines	59,203	0.2%
Auto Components	31,118	0.1%
Automobiles	427,067	1.2%
Banks	997,973	2.8%
Beverages	448,972	1.3%
Biotechnology	581,301	1.6%
Building Products	117,511	0.3%
Capital Markets	804,942	2.2%
Chemicals	478,730	1.3%
Commercial Services & Supplies	118,058	0.3%
Communications Equipment	218,057	0.6%
Construction & Engineering	16,284	NM
Construction Materials	34,693	0.1%
Consumer Finance	147,386	0.4%
Containers & Packaging	72,525	0.2%
Distributors	39,947	0.1%
Diversified Financial Services	417,437	1.2%
Diversified Telecommunication Services	241,635	0.7%
Electric Utilities	481,786	1.3%
Electrical Equipment	142,223	0.4%
Electronic Equipment, Instruments & Components	166,276	0.5%
Energy Equipment & Services	111,698	0.3%
Entertainment	376,169	1.0%
Equity Real Estate Investment Trusts (REITs)	687,736	1.9%
Food & Staples Retailing	389,797	1.1%
Food Products	278,328	0.8%
Gas Utilities	12,342	NM
Health Care Equipment & Supplies	834,329	2.3%
Health Care Providers & Services	851,615	2.4%
Hotels, Restaurants & Leisure	533,815	1.5%
Household Durables	94,509	0.3%
Household Products	357,679	1.0%
Independent Power and Renewable Electricity Producers	13,623	NM
Industrial Conglomerates	216,968	0.6%
Insurance	606,342	1.7%
Interactive Media & Services	1,093,018	3.1%
Internet & Direct Marketing Retail	713,554	2.0%
IT Services	1,131,953	3.2%
Leisure Products	5,739	NM
Life Sciences Tools & Services	348,954	1.0%
Machinery	472,804	1.3%
Media	210,749	0.6%
Metals & Mining	125,879	0.4%
Multiline Retail	121,717	0.3%
Multi-Utilities	216,870	0.6%
Oil, Gas & Consumable Fuels	1,171,811	3.3%
Personal Products	47,658	0.1%
Pharmaceuticals	1,102,388	3.1%
Professional Services	93,453	0.3%
Real Estate Management & Development	20,095	0.1%
Road & Rail	217,843	0.6%
Semiconductors & Semiconductor Equipment	1,410,864	3.9%
Software	2,123,652	5.9%
Specialty Retail	586,202	1.6%
Technology Hardware, Storage & Peripherals	1,670,477	4.7%
Textiles, Apparel & Luxury Goods	138,992	0.4%
Tobacco	180,331	0.5%
Trading Companies & Distributors	64,557	0.2%
Water Utilities	21,126	0.1%
Wireless Telecommunication Services	66,294	0.2%
Other**	10,427,418	29.1%
Total	$35,801,549	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Schedule of Portfolio Investments :: Communication Services UltraSector ProFund :: 45

Common Stocks (69.7%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	1,462	$111,945
Alphabet, Inc.*—Class A (Interactive Media & Services)	3,428	338,824
Alphabet, Inc.*—Class C (Interactive Media & Services)	3,039	303,505
AT&T, Inc. (Diversified Telecommunication Services)	6,081	123,870
Charter Communications, Inc.*—Class A (Media)	331	127,206
Comcast Corp.—Class A (Media)	3,201	125,959
DISH Network Corp.*—Class A (Media)	794	11,426
Electronic Arts, Inc. (Entertainment)	829	106,676
Fox Corp.—Class A (Media)	956	32,447
Fox Corp.—Class B (Media)	440	13,948
Live Nation Entertainment, Inc.* (Entertainment)	451	36,301
Lumen Technologies, Inc. (Diversified Telecommunication Services)	3,007	15,787
Match Group, Inc.* (Interactive Media & Services)	882	47,734
Meta Platforms, Inc.*—Class A (Interactive Media & Services)	3,221	479,831
Netflix, Inc.* (Entertainment)	385	136,236
News Corp.—Class A (Media)	1,208	24,474
News Corp.—Class B (Media)	372	7,604
Omnicom Group, Inc. (Media)	644	55,378
Paramount Global—Class B (Media)	1,596	36,963
Take-Two Interactive Software, Inc.* (Entertainment)	498	56,389
The Interpublic Group of Cos., Inc. (Media)	1,228	44,773
The Walt Disney Co.* (Entertainment)	1,287	139,627
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	855	127,660
Verizon Communications, Inc. (Diversified Telecommunication Services)	6,016	250,085
Warner Bros Discovery, Inc.* (Entertainment)	6,982	103,473
TOTAL COMMON STOCKS (Cost $2,378,323)		2,858,121

Repurchase Agreements(a)(b) (30.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.22%, dated 1/31/23, due 2/1/23, total to be received $1,236,145	$1,236,000	$1,236,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,236,000)		1,236,000
TOTAL INVESTMENT SECURITIES (Cost $3,614,323)—99.9%		4,094,121
Net other assets (liabilities)—0.1%		4,929
NET ASSETS—100.0%		$4,099,050

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2023, the aggregate amount held in a segregated account was $525,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Communication Services Select Sector Index	Goldman Sachs International	2/23/23	4.93%	$1,748,928	$31,375
S&P Communication Services Select Sector Index	UBS AG	2/23/23	4.68%	1,545,524	23,447
				$3,294,452	$54,822

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

46 :: Communication Services UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Communication Services UltraSector ProFund invested in the following industries as of January 31, 2023:

	Value	% of Net Assets
Diversified Telecommunication Services	$389,742	9.5%
Entertainment	690,646	16.9%
Interactive Media & Services	1,169,895	28.5%
Media	480,178	11.7%
Wireless Telecommunication Services	127,660	3.1%
Other**	1,240,929	30.3%
Total	$4,099,050	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Schedule of Portfolio Investments :: Consumer Discretionary UltraSector ProFund† :: 47

Common Stocks (78.2%)

	Shares	Value
ADT, Inc. (Diversified Consumer Services)	1,069	$9,397
Advance Auto Parts, Inc. (Specialty Retail)	299	45,532
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	1,983	220,331
Alaska Air Group, Inc.* (Airlines)	632	32,447
Albertsons Cos., Inc.—Class A (Food & Staples Retailing)	799	16,939
Altice USA, Inc.* (Media)	1,069	5,238
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	44,198	4,558,139
AMC Entertainment Holdings, Inc.*(a) (Entertainment)	2,574	13,771
American Airlines Group, Inc.* (Airlines)	3,236	52,229
AmerisourceBergen Corp. (Health Care Providers & Services)	806	136,182
Aramark (Hotels, Restaurants & Leisure)	1,283	57,132
AutoNation, Inc.* (Specialty Retail)	170	21,542
AutoZone, Inc.* (Specialty Retail)	95	231,691
Avis Budget Group, Inc.* (Road & Rail)	124	24,805
Bath & Body Works, Inc. (Specialty Retail)	1,137	52,313
Best Buy Co., Inc. (Specialty Retail)	998	88,543
BJ’s Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	673	48,772
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	193	469,781
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	395	24,612
Bright Horizons Family Solutions, Inc.* (Diversified Consumer Services)	288	22,113
Burlington Stores, Inc.* (Specialty Retail)	326	74,925
Cable One, Inc. (Media)	24	18,957
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	1,068	55,600
Cardinal Health, Inc. (Health Care Providers & Services)	1,305	100,811
CarMax, Inc.* (Specialty Retail)	787	55,444
Carnival Corp.*—Class A (Hotels, Restaurants & Leisure)	4,987	53,959
Carvana Co.*(a) (Specialty Retail)	496	5,044
Casey’s General Stores, Inc. (Food & Staples Retailing)	186	43,879
Charter Communications, Inc.*—Class A (Media)	535	205,606
Chegg, Inc.* (Diversified Consumer Services)	625	12,975
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	138	227,200
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	138	16,959
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	164	40,688
Comcast Corp.—Class A (Media)	21,480	845,238
Copart, Inc.* (Commercial Services & Supplies)	2,134	142,146
Costco Wholesale Corp. (Food & Staples Retailing)	2,204	1,126,552
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	609	90,114
Delta Air Lines, Inc.* (Airlines)	3,193	124,846
Dick’s Sporting Goods, Inc. (Specialty Retail)	277	36,221
DISH Network Corp.*—Class A (Media)	1,252	18,016
Dollar General Corp. (Multiline Retail)	1,123	262,333
Dollar Tree, Inc.* (Multiline Retail)	1,048	157,389
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	176	62,128
DraftKings, Inc.* (Hotels, Restaurants & Leisure)	2,235	33,503
Dutch Bros, Inc.*—Class A (Hotels, Restaurants & Leisure)	147	5,602
Endeavor Group Holdings, Inc.*—Class A (Entertainment)	865	19,402
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	750	85,725
Five Below, Inc.* (Specialty Retail)	276	54,408
Floor & Decor Holdings, Inc.* (Specialty Retail)	528	47,927
Foot Locker, Inc. (Specialty Retail)	395	17,186
Fox Corp.—Class A (Media)	1,506	51,114
Fox Corp.—Class B (Media)	694	22,000
GameStop Corp.*(a)—Class A (Specialty Retail)	1,259	27,534
Grand Canyon Education, Inc.* (Diversified Consumer Services)	153	17,834
H&R Block, Inc. (Diversified Consumer Services)	774	30,170
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	1,347	195,436
Hyatt Hotels Corp.*—Class A (Hotels, Restaurants & Leisure)	240	26,189
IAA, Inc.* (Commercial Services & Supplies)	666	27,792
JetBlue Airways Corp.* (Airlines)	1,613	12,904
Joby Aviation, Inc.*(a) (Airlines)	1,455	6,431
Kohl’s Corp. (Multiline Retail)	581	18,807
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	1,636	96,524
Liberty Broadband Corp.*—Class A (Media)	81	7,259
Liberty Broadband Corp.*—Class C (Media)	596	53,509
Liberty Media Corp-Liberty Braves*—Class A (Entertainment)	51	1,792
Liberty Media Corp-Liberty Braves*—Class C (Entertainment)	184	6,381
Liberty Media Corp-Liberty Formula One*— Class A (Entertainment)	119	7,578
Liberty Media Corp-Liberty Formula One*— Class C (Entertainment)	1,028	72,782
Liberty Media Corp-Liberty SiriusXM*— Class A (Media)	371	15,070
Liberty Media Corp-Liberty SiriusXM*— Class C (Media)	762	30,709
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	466	30,407
Lithia Motors, Inc. (Specialty Retail)	136	35,795
Live Nation Entertainment, Inc.* (Entertainment)	711	57,228
LKQ Corp. (Distributors)	1,264	74,525
Lowe’s Cos., Inc. (Specialty Retail)	3,091	643,700
Lyft, Inc.* (Road & Rail)	1,562	25,383
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	1,340	233,427
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	191	30,568
McDonald’s Corp. (Hotels, Restaurants & Leisure)	3,647	975,209

See accompanying notes to the financial statements.

48 :: Consumer Discretionary UltraSector ProFund† :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
MGM Resorts International (Hotels, Restaurants & Leisure)	1,587	$65,718
Murphy USA, Inc. (Specialty Retail)	104	28,291
Netflix, Inc.* (Entertainment)	2,216	784,154
News Corp.—Class A (Media)	1,904	38,575
News Corp.—Class B (Media)	587	11,998
Nexstar Media Group, Inc. (Media)	188	38,497
Norwegian Cruise Line Holdings, Ltd.*(a) (Hotels, Restaurants & Leisure)	2,098	31,911
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	290	15,880
Omnicom Group, Inc. (Media)	1,015	87,280
O’Reilly Automotive, Inc.* (Specialty Retail)	312	247,213
Paramount Global—Class A (Media)	45	1,199
Paramount Global—Class B (Media)	2,515	58,247
Penn Entertainment, Inc.* (Hotels, Restaurants & Leisure)	772	27,367
Penske Automotive Group, Inc. (Specialty Retail)	124	15,850
Petco Health & Wellness Co., Inc.* (Specialty Retail)	397	4,641
Pinterest, Inc.*—Class A (Interactive Media & Services)	2,926	76,924
Planet Fitness, Inc.* (Hotels, Restaurants & Leisure)	415	35,130
RH* (Specialty Retail)	96	29,951
Roku, Inc.* (Entertainment)	607	34,903
Rollins, Inc. (Commercial Services & Supplies)	1,153	41,969
Ross Stores, Inc. (Specialty Retail)	1,728	204,232
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	1,093	70,979
Service Corp. International (Diversified Consumer Services)	766	56,798
Sirius XM Holdings, Inc.(a) (Media)	3,486	20,184
Southwest Airlines Co. (Airlines)	2,957	105,772
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	527	16,838
Starbucks Corp. (Hotels, Restaurants & Leisure)	5,717	623,953
Sysco Corp. (Food & Staples Retailing)	2,524	195,509
Target Corp. (Multiline Retail)	2,292	394,545
TEGNA, Inc. (Media)	1,111	22,142
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	333	33,443
The Gap, Inc. (Specialty Retail)	1,050	14,249
The Home Depot, Inc. (Specialty Retail)	5,098	1,652,618
The Interpublic Group of Cos., Inc. (Media)	1,935	70,550
The Kroger Co. (Food & Staples Retailing)	3,244	144,780
The Madison Square Garden Sports Corp.— Class A (Entertainment)	91	16,547
The New York Times Co.—Class A (Media)	820	28,569
The TJX Cos., Inc. (Specialty Retail)	5,782	473,315
The Walt Disney Co.* (Entertainment)	9,078	984,873
The Wendy’s Co. (Hotels, Restaurants & Leisure)	849	18,933
Tractor Supply Co. (Specialty Retail)	550	125,395
Trade Desk, Inc. (The)*—Class A (Software)	2,217	112,402
Uber Technologies, Inc.* (Road & Rail)	9,932	307,197
U-Haul Holding Co. (Road & Rail)	439	27,126
U-Haul Holding Co. (Road & Rail)	49	3,284
Ulta Beauty, Inc.* (Specialty Retail)	255	131,060
United Airlines Holdings, Inc.* (Airlines)	1,627	79,658
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	201	52,730
Victoria’s Secret & Co.* (Specialty Retail)	405	17,071
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	3,574	131,738
Walmart, Inc. (Food & Staples Retailing)	7,029	1,011,262
Warner Bros Discovery, Inc.* (Entertainment)	11,005	163,094
Warner Music Group Corp.—Class A (Entertainment)	581	21,177
Wayfair, Inc.*—Class A (Internet & Direct Marketing Retail)	385	23,293
Williams-Sonoma, Inc. (Specialty Retail)	332	44,800
World Wrestling Entertainment, Inc.— Class A (Entertainment)	216	18,278
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	440	34,104
Wynn Resorts, Ltd.* (Hotels, Restaurants & Leisure)	513	53,167
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	1,403	183,106
ZoomInfo Technologies, Inc.*—Class A (Interactive Media & Services)	1,347	38,026
TOTAL COMMON STOCKS (Cost $6,774,321)		22,408,844

Repurchase Agreements(b)(c) (20.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.22%, dated 1/31/23, due 2/1/23, total to be received $5,923,693	$5,923,000	$5,923,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,923,000)		5,923,000

Collateral for Securities Loaned(d) (0.4%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 4.32%(e)	104,643	$104,643
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $104,643)		104,643
TOTAL INVESTMENT SECURITIES (Cost $12,801,964)—99.3%		28,436,487
Net other assets (liabilities)—0.7%		192,071
NET ASSETS—100.0%		$28,628,558

†	As described in Note 11, effective March 17, 2023, this ProFund’s name changed due to a change to its underlying benchmark index.
*	Non-income producing security.
(a)	All or part of this security was on loan as of January 31, 2023. The total value of securities on loan as of January 31, 2023 was $104,089.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Schedule of Portfolio Investments :: Consumer Discretionary UltraSector ProFund† :: 49

(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2023, the aggregate amount held in a segregated account was $3,728,000.
(d)	Securities were purchased with cash collateral held from securities on loan at January 31, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2023.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Consumer Services Index	Goldman Sachs International	2/23/23	4.93%	$10,720,241	$254,958
Dow Jones U.S. Consumer Services Index	UBS AG	2/23/23	4.68%	9,854,204	242,454
				$20,574,445	$497,412

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Consumer Discretionary UltraSector ProFund invested in the following industries as of January 31, 2023:

	Value	% of Net Assets
Airlines	$414,287	1.4%
Commercial Services & Supplies	211,907	0.7%
Distributors	74,525	0.3%
Diversified Consumer Services	149,287	0.5%
Entertainment	2,201,960	7.7%
Food & Staples Retailing	2,736,269	9.6%
Health Care Providers & Services	236,993	0.8%
Hotels, Restaurants & Leisure	4,261,635	14.9%
Interactive Media & Services	114,950	0.4%
Internet & Direct Marketing Retail	4,581,432	15.9%
Media	1,649,957	5.8%
Multiline Retail	848,954	3.0%
Road & Rail	387,795	1.3%
Software	112,402	0.4%
Specialty Retail	4,426,491	15.5%
Other**	6,219,714	21.8%
Total	$28,628,558	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

50 :: Consumer Staples UltraSector ProFund† :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks (70.2%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	616	$47,168
Altria Group, Inc. (Tobacco)	1,550	69,812
Aptiv PLC* (Auto Components)	234	26,462
Archer-Daniels-Midland Co. (Food Products)	475	39,354
Autoliv, Inc. (Auto Components)	67	6,172
BorgWarner, Inc. (Auto Components)	203	9,598
Brown-Forman Corp.—Class B (Beverages)	158	10,520
Brunswick Corp. (Leisure Products)	63	5,313
Bunge, Ltd. (Food Products)	130	12,883
Campbell Soup Co. (Food Products)	174	9,036
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	111	7,380
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	33	2,751
Celsius Holdings, Inc.* (Beverages)	35	3,511
Church & Dwight Co., Inc. (Household Products)	211	17,061
Colgate-Palmolive Co. (Household Products)	723	53,885
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	31	2,973
Conagra Brands, Inc. (Food Products)	415	15,434
Constellation Brands, Inc.—Class A (Beverages)	140	32,413
Coty, Inc.*—Class A (Personal Products)	316	3,147
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	53	6,454
D.R. Horton, Inc. (Household Durables)	271	26,744
Darling Ingredients, Inc.* (Food Products)	139	9,214
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	23	9,832
Electronic Arts, Inc. (Entertainment)	227	29,210
Flowers Foods, Inc. (Food Products)	166	4,597
Ford Motor Co. (Automobiles)	3,417	46,164
Fox Factory Holding Corp.* (Auto Components)	37	4,369
General Mills, Inc. (Food Products)	513	40,199
General Motors Co. (Automobiles)	1,229	48,324
Gentex Corp. (Auto Components)	203	5,991
Genuine Parts Co. (Distributors)	122	20,474
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	302	2,549
Harley-Davidson, Inc. (Automobiles)	115	5,293
Hasbro, Inc. (Leisure Products)	112	6,627
Helen of Troy, Ltd.* (Household Durables)	21	2,375
Hormel Foods Corp. (Food Products)	250	11,328
Ingredion, Inc. (Food Products)	57	5,860
Kellogg Co. (Food Products)	221	15,156
Keurig Dr Pepper, Inc. (Beverages)	735	25,931
Kimberly-Clark Corp. (Household Products)	292	37,963
Lamb Weston Holding, Inc. (Food Products)	124	12,386
Lancaster Colony Corp. (Food Products)	17	3,262
Lear Corp. (Auto Components)	51	7,435
Leggett & Platt, Inc. (Household Durables)	115	4,204
Lennar Corp.—Class A (Household Durables)	220	22,528
Lennar Corp.—Class B (Household Durables)	13	1,123
Levi Strauss & Co. (Textiles, Apparel & Luxury Goods)	84	1,546
Lucid Group, Inc.*(a) (Automobiles)	509	5,950
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	100	30,688
Mattel, Inc.* (Leisure Products)	307	6,281
McCormick & Co., Inc. (Food Products)	217	16,301
Mohawk Industries, Inc.* (Household Durables)	46	5,523
Molson Coors Beverage Co.—Class B (Beverages)	163	8,571
Mondelez International, Inc.—Class A (Food Products)	1,181	77,284
Monster Beverage Corp.* (Beverages)	329	34,242
National Beverage Corp.* (Beverages)	20	884
Newell Brands, Inc. (Household Durables)	326	5,203
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	1,090	138,789
NVR, Inc.* (Household Durables)	3	15,810
Olaplex Holdings, Inc.* (Personal Products)	73	461
Peloton Interactive, Inc.*—Class A (Leisure Products)	271	3,504
PepsiCo, Inc. (Beverages)	1,192	203,855
Performance Food Group Co.* (Food & Staples Retailing)	135	8,278
Philip Morris International, Inc. (Tobacco)	1,341	139,786
Pilgrim’s Pride Corp.* (Food Products)	39	947
Playtika Holding Corp.* (Entertainment)	78	818
Polaris, Inc. (Leisure Products)	47	5,397
Pool Corp. (Distributors)	34	13,111
Post Holdings, Inc.* (Food Products)	47	4,463
PulteGroup, Inc. (Household Durables)	197	11,207
PVH Corp. (Textiles, Apparel & Luxury Goods)	56	5,034
QuantumScape Corp.*(a) (Auto Components)	241	2,051
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	36	4,459
Reynolds Consumer Products, Inc. (Household Products)	47	1,399
Rivian Automotive, Inc.*(a)—Class A (Automobiles)	474	9,196
ROBLOX Corp.*—Class A (Entertainment)	314	11,684
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	116	5,585
Stanley Black & Decker, Inc. (Machinery)	128	11,432
Take-Two Interactive Software, Inc.* (Entertainment)	136	15,399
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	208	9,479
Tempur Sealy International, Inc. (Household Durables)	148	6,031
Tesla, Inc.* (Automobiles)	2,322	402,218
The Boston Beer Co., Inc.*—Class A (Beverages)	8	3,109
The Clorox Co. (Household Products)	107	15,482
The Coca-Cola Co. (Beverages)	3,367	206,463
The Estee Lauder Cos., Inc. (Personal Products)	200	55,416
The Hershey Co. (Food Products)	127	28,524
The JM Smucker Co.—Class A (Food Products)	92	14,058
The Kraft Heinz Co. (Food Products)	689	27,925
The Procter & Gamble Co. (Household Products)	2,050	291,880
Thor Industries, Inc. (Automobiles)	46	4,385
Toll Brothers, Inc. (Household Durables)	91	5,414
TopBuild Corp.* (Household Durables)	28	5,602
Topgolf Callaway Brands Corp.* (Leisure Products)	120	2,939
Tyson Foods, Inc.—Class A (Food Products)	251	16,503

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Schedule of Portfolio Investments :: Consumer Staples UltraSector ProFund† :: 51

Common Stocks, continued

	Shares	Value
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	163	$2,020
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	170	1,853
US Foods Holding Corp.* (Food & Staples Retailing)	177	6,749
VF Corp. (Textiles, Apparel & Luxury Goods)	286	8,849
Whirlpool Corp. (Household Durables)	47	7,313
YETI Holdings, Inc.* (Leisure Products)	75	3,357
TOTAL COMMON STOCKS (Cost $947,978)		2,721,172

Repurchase Agreements(b)(c) (18.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.22%, dated 1/31/23, due 2/1/23, total to be received $725,085	$725,000	$725,000
TOTAL REPURCHASE AGREEMENTS (Cost $725,000)		725,000

Collateral for Securities Loaned(d) (0.4%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 4.32%(e)	16,620	$16,620
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $16,620)		16,620
TOTAL INVESTMENT SECURITIES (Cost $1,689,598)—89.3%		3,462,792
Net other assets (liabilities)—10.7%		412,891
NET ASSETS—100.0%		$3,875,683

†	As described in Note 11, effective March 17, 2023, this ProFund’s name changed due to a change to its underlying benchmark index.
*	Non-income producing security.
(a)	All or part of this security was on loan as of January 31, 2023. The total value of securities on loan as of January 31, 2023 was $16,944.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2023, the aggregate amount held in a segregated account was $325,000.
(d)	Securities were purchased with cash collateral held from securities on loan at January 31, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2023.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Consumer Goods Index	Goldman Sachs International	2/23/23	4.93%	$1,150,097	$37,582
Dow Jones U.S. Consumer Goods Index	UBS AG	2/23/23	4.68%	1,914,607	54,780
				$3,064,704	$92,362

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

52 :: Consumer Staples UltraSector ProFund† :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Consumer Staples UltraSector ProFund invested in the following industries as of January 31, 2023:

	Value	% of Net Assets
Auto Components	$62,078	1.6%
Automobiles	521,529	13.4%
Beverages	529,500	13.6%
Distributors	33,585	0.9%
Entertainment	104,279	2.7%
Food & Staples Retailing	15,027	0.4%
Food Products	364,714	9.4%
Household Durables	119,077	3.1%
Household Products	417,670	10.8%
Leisure Products	33,418	0.9%
Machinery	11,432	0.3%
Personal Products	59,024	1.5%
Textiles, Apparel & Luxury Goods	240,241	6.2%
Tobacco	209,598	5.4%
Other**	1,154,511	29.8%
Total	$3,875,683	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Schedule of Portfolio Investments :: Energy UltraSector ProFund† :: 53

Common Stocks (78.1%)

	Shares	Value
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	6,229	$179,644
APA Corp. (Oil, Gas & Consumable Fuels)	7,249	321,348
Baker Hughes Co. (Energy Equipment & Services)	22,592	717,070
Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)	5,609	856,999
Chesapeake Energy Corp.(a) (Oil, Gas & Consumable Fuels)	2,418	209,689
Chevron Corp. (Oil, Gas & Consumable Fuels)	40,115	6,980,812
ConocoPhillips (Oil, Gas & Consumable Fuels)	28,110	3,425,766
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	17,787	445,209
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	14,747	932,600
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	3,970	580,096
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	2,183	119,323
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	13,251	1,752,445
EQT Corp. (Oil, Gas & Consumable Fuels)	8,280	270,508
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	9,763	70,782
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	92,896	10,776,864
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	2,237	397,291
Halliburton Co. (Energy Equipment & Services)	20,485	844,392
Hess Corp. (Oil, Gas & Consumable Fuels)	6,260	940,002
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	3,034	172,635
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	44,622	816,583
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	14,326	393,535
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	10,573	1,358,842
Matador Resources Co. (Oil, Gas & Consumable Fuels)	2,532	167,517
New Fortress Energy, Inc. (Oil, Gas & Consumable Fuels)	1,083	42,010
NOV, Inc. (Energy Equipment & Services)	8,861	216,563
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	16,403	1,062,750
OGE Energy Corp. (Electric Utilities)	4,516	177,569
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	10,083	690,484
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	5,601	275,737
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)	2,079	140,811
Phillips 66 (Oil, Gas & Consumable Fuels)	10,670	1,069,881
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	5,360	1,234,676
Plug Power, Inc.* (Electrical Equipment)	11,835	201,432
Range Resources Corp. (Oil, Gas & Consumable Fuels)	5,451	136,384
Schlumberger, Ltd. (Energy Equipment & Services)	31,989	1,822,733
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	24,896	137,426
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	5,107	383,127
TechnipFMC PLC* (Energy Equipment & Services)	10,071	139,886
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)	139	277,423
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	27,477	885,858
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	8,694	1,217,421
Vitesse Energy, Inc.* (Oil, Gas & Consumable Fuels)	486	7,757
TOTAL COMMON STOCKS (Cost $19,973,377)		42,849,880

Repurchase Agreements(b)(c) (21.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.22%, dated 1/31/23, due 2/1/23, total to be received $11,877,389	$11,876,000	$11,876,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,876,000)		11,876,000

Collateral for Securities Loaned(d) (0.4%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 4.32%(e)	212,696	$212,696
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $212,696)		212,696
TOTAL INVESTMENT SECURITIES (Cost $32,062,073)—100.1%		54,938,576
Net other assets (liabilities)—(0.1)%		(49,086)
NET ASSETS—100.0%		$54,889,490

†	As described in Note 11, effective March 17, 2023, this ProFund’s name changed due to a change to its underlying benchmark index.
*	Non-income producing security.
(a)	All or part of this security was on loan as of January 31, 2023. The total value of securities on loan as of January 31, 2023 was $209,602.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2023, the aggregate amount held in a segregated account was $8,185,000.
(d)	Securities were purchased with cash collateral held from securities on loan at January 31, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2023.

See accompanying notes to the financial statements.

54 :: Energy UltraSector ProFund† :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	2/23/23	4.93%	$20,143,967	$(161,709)
Dow Jones U.S. Oil & Gas Index	UBS AG	2/23/23	4.58%	19,482,478	(113,520)
				$39,626,445	$(275,229)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Energy UltraSector ProFund invested in the following industries as of January 31, 2023:

	Value	% of Net Assets
Electric Utilities	$177,569	0.3%
Electrical Equipment	201,432	0.4%
Energy Equipment & Services	3,740,644	6.8%
Oil, Gas & Consumable Fuels	38,332,944	69.9%
Semiconductors & Semiconductor Equipment	397,291	0.7%
Other**	12,039,610	21.9%
Total	$54,889,490	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Schedule of Portfolio Investments :: Europe 30 ProFund :: 55

Common Stocks (99.5%)

	Shares	Value
Anheuser-Busch InBev N.V.ADR(a) (Beverages)	1,743	$105,085
ArcelorMittal SANYS—Class A (Metals & Mining)	2,201	68,099
Argenx SE*ADR (Biotechnology)	153	58,484
Ascendis Pharma A/S*ADR (Biotechnology)	428	53,106
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	245	161,906
AstraZeneca PLCADR (Pharmaceuticals)	1,712	111,914
Barclays PLCADR (Banks)	7,950	73,776
BioNTech SEADR (Biotechnology)	214	30,690
BP PLCADR (Oil, Gas & Consumable Fuels)	2,813	101,915
British American Tobacco PLCADR (Tobacco)	2,232	85,910
CRH PLCADR(a) (Construction Materials)	1,529	71,985
Diageo PLCADR (Beverages)	520	91,962
Equinor ASAADR(a) (Oil, Gas & Consumable Fuels)	2,782	84,656
GSK PLCADR (Pharmaceuticals)	1,590	56,063
HSBC Holdings PLCADR (Banks)	3,394	125,374
ING Groep N.V.ADR (Banks)	5,626	81,183
Koninklijke Philips N.V.NYS (Health Care Equipment & Supplies)	3,516	60,194
National Grid PLCADR (Multi-Utilities)	1,131	72,124
Nokia Corp.ADR (Communications Equipment)	12,781	60,838
NOVO Nordisk A/SADR (Pharmaceuticals)	1,131	156,960
RELX PLCADR (Professional Services)	2,599	77,216
Rio Tinto PLCADR(a) (Metals & Mining)	1,437	114,026
Ryanair Holdings PLC*ADR (Airlines)	734	66,449
SanofiADR (Pharmaceuticals)	1,131	55,577
SAP SEADR(a) (Software)	1,040	123,271
Shell PLCADR (Oil, Gas & Consumable Fuels)	2,507	147,437
Telefonaktiebolaget LM EricssonADR (Communications Equipment)	9,570	55,219
Tenaris S.A.ADR (Energy Equipment & Services)	1,621	57,464
TotalEnergies SEADR (Oil, Gas & Consumable Fuels)	1,987	123,274
Vodafone Group PLCADR (Wireless Telecommunication Services)	5,932	68,693
TOTAL COMMON STOCKS (Cost $1,703,547)		2,600,850

Collateral for Securities Loaned(b) (19.6%)

Invesco Government & Agency Portfolio—Institutional Shares, 4.32%(c)	513,713	513,713
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $513,713)		513,713
TOTAL INVESTMENT SECURITIES (Cost $2,217,260)—119.1%		3,114,563
Net other assets (liabilities)—(19.1)%		(499,670)
NET ASSETS—100.0%		$2,614,893

*	Non-income producing security.
(a)	All or part of this security was on loan as of January 31, 2023. The total value of securities on loan as of January 31, 2023 was $497,594.
(b)	Securities were purchased with cash collateral held from securities on loan at January 31, 2023.
(c)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2023.
ADR	American Depositary Receipt
NYS	New York Shares

Europe 30 ProFund invested in the following industries as of January 31, 2023:

	Value	% of Net Assets
Airlines	$66,449	2.5%
Banks	280,334	10.7%
Beverages	197,048	7.5%
Biotechnology	142,280	5.4%
Communications Equipment	116,056	4.4%
Construction Materials	71,985	2.8%
Energy Equipment & Services	57,464	2.2%
Health Care Equipment & Supplies	60,194	2.3%
Metals & Mining	182,125	7.0%
Multi-Utilities	72,124	2.8%
Oil, Gas & Consumable Fuels	457,281	17.5%
Pharmaceuticals	380,514	14.6%
Professional Services	77,216	3.0%
Semiconductors & Semiconductor Equipment	161,906	6.2%
Software	123,271	4.7%
Tobacco	85,910	3.3%
Wireless Telecommunication Services	68,693	2.6%
Other**	14,043	0.5%
Total	$2,614,893	100.0%

Europe 30 ProFund invested in securities with exposure to the following countries as of January 31, 2023:

	Value	% of Net Assets
Belgium	$105,085	4.0%
Denmark	210,066	8.0%
Finland	60,838	2.3%
France	178,851	6.8%
Germany	153,961	5.9%
Ireland	138,434	5.3%
Luxembourg	125,563	4.8%
Netherlands	509,204	19.6%
Norway	84,656	3.2%
Sweden	55,219	2.1%
United Kingdom	978,973	37.5%
Other**	14,043	0.5%
Total	$2,614,893	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

56 :: Falling U.S. Dollar ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Repurchase Agreements(a)(b) (98.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.22%, dated 1/31/23, due 2/1/23, total to be received $3,054,357	$3,054,000	$3,054,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,054,000)		3,054,000
TOTAL INVESTMENT SECURITIES (Cost $3,054,000)—98.8%		3,054,000
Net other assets (liabilities)—1.2%		36,761
NET ASSETS—100.0%		$3,090,761

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of January 31, 2023, the aggregate amount held in a segregated account was $107,000.

As of January 31, 2023, the Falling U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$14,251	British pound	11,544	2/3/23	$14,230	$21
U.S. dollar	4,250	Canadian dollar	5,736	2/3/23	4,312	(62)
U.S. dollar	60,593	Euro	56,087	2/3/23	60,977	(384)
U.S. dollar	19,388	Japanese yen	2,493,667	2/3/23	19,167	221
U.S. dollar	4,295	Swedish krona	44,353	2/3/23	4,244	51
U.S. dollar	3,450	Swiss franc	3,158	2/3/23	3,452	(2)
Total Short Contracts	$106,227				$106,382	$(155)
Long:
British pound	131,872	U.S. dollar	$160,838	2/3/23	$162,555	$1,717
Canadian dollar	175,689	U.S. dollar	130,803	2/3/23	132,060	1,257
Euro	694,414	U.S. dollar	750,218	2/3/23	754,967	4,749
Japanese yen	20,090,202	U.S. dollar	152,986	2/3/23	154,421	1,435
Swedish krona	469,147	U.S. dollar	45,090	2/3/23	44,888	(202)
Swiss franc	42,472	U.S. dollar	45,921	2/3/23	46,422	501
Total Long Contracts			$1,285,856		$1,295,313	$9,457

As of January 31, 2023, the Falling U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$33,927	British pound	27,372	2/3/23	$33,740	$187
U.S. dollar	27,136	Canadian dollar	36,237	2/3/23	27,238	(102)
U.S. dollar	161,994	Euro	148,661	2/3/23	161,624	370
U.S. dollar	40,439	Japanese yen	5,243,123	2/3/23	40,301	138
U.S. dollar	10,968	Swedish krona	112,430	2/3/23	10,757	211
U.S. dollar	10,229	Swiss franc	9,399	2/3/23	10,273	(44)
Total Short Contracts	$284,693				$283,933	$760
Long:
British pound	203,241	U.S. dollar	$246,845	2/3/23	$250,530	$3,685
Canadian dollar	239,675	U.S. dollar	178,402	2/3/23	180,156	1,754
Euro	1,144,253	U.S. dollar	1,234,777	2/3/23	1,244,032	9,255
Japanese yen	42,067,555	U.S. dollar	318,408	2/3/23	323,347	4,939
Swedish krona	1,022,159	U.S. dollar	97,818	2/3/23	97,799	(19)
Swiss franc	72,260	U.S. dollar	77,947	2/3/23	78,980	1,033
Total Long Contracts			$2,154,197		$2,174,844	$20,647
Total unrealized appreciation						$31,524
Total unrealized (depreciation)						(815)
Total net unrealized appreciation/(depreciation)						$30,709

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Schedule of Portfolio Investments :: Financials UltraSector ProFund :: 57

Common Stocks (75.4%)

	Shares	Value
Affiliated Managers Group, Inc. (Capital Markets)	24	$4,146
Aflac, Inc. (Insurance)	358	26,313
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts (REITs))	362	4,199
Agree Realty Corp. (Equity Real Estate Investment Trusts (REITs))	56	4,179
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts (REITs))	95	15,270
Ally Financial, Inc. (Consumer Finance)	189	6,141
American Express Co. (Consumer Finance)	379	66,298
American Financial Group, Inc. (Insurance)	44	6,274
American Homes 4 Rent—Class A (Equity Real Estate Investment Trusts (REITs))	194	6,652
American International Group, Inc. (Insurance)	471	29,777
American Tower Corp. (Equity Real Estate Investment Trusts (REITs))	295	65,900
Americold Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	171	5,371
Ameriprise Financial, Inc. (Capital Markets)	67	23,458
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts (REITs))	296	6,947
Aon PLC (Insurance)	131	41,747
Apartment Income REIT Corp. (Equity Real Estate Investment Trusts (REITs))	95	3,635
Apollo Global Management, Inc. (Diversified Financial Services)	276	19,535
Arch Capital Group, Ltd.* (Insurance)	234	15,058
Ares Management Corp.—Class A (Capital Markets)	99	8,216
Arthur J. Gallagher & Co. (Insurance)	134	26,226
Assurant, Inc. (Insurance)	33	4,375
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	89	15,792
Axis Capital Holdings, Ltd. (Insurance)	49	3,066
Bank of America Corp. (Banks)	4,421	156,858
Bank OZK (Banks)	70	3,197
Berkshire Hathaway, Inc.*—Class B (Diversified Financial Services)	1,141	355,445
BlackRock, Inc.—Class A (Capital Markets)	95	72,125
Blackstone Group, Inc.—Class A (Capital Markets)	445	42,702
Blackstone Mortgage Trust, Inc.—Class A (Mortgage Real Estate Investment Trusts (REITs))	108	2,575
Blue Owl Capital, Inc. (Capital Markets)	222	2,793
BOK Financial Corp. (Banks)	18	1,809
Boston Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	90	6,709
Brighthouse Financial, Inc.* (Insurance)	44	2,476
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	190	4,471
Brown & Brown, Inc. (Insurance)	149	8,725
Camden Property Trust (Equity Real Estate Investment Trusts (REITs))	67	8,255
Capital One Financial Corp. (Consumer Finance)	242	28,798
Cboe Global Markets, Inc. (Capital Markets)	67	8,233
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	200	17,101
Chubb, Ltd. (Insurance)	263	59,830
Cincinnati Financial Corp. (Insurance)	100	11,315
Citigroup, Inc. (Banks)	1,227	64,074
Citizens Financial Group, Inc. (Banks)	312	13,516
CME Group, Inc. (Capital Markets)	228	40,278
CNA Financial Corp. (Insurance)	17	741
Coinbase Global, Inc.*(a)—Class A (Capital Markets)	101	5,906
Comerica, Inc. (Banks)	83	6,085
Commerce Bancshares, Inc. (Banks)	72	4,792
Corporate Office Properties Trust (Equity Real Estate Investment Trusts (REITs))	71	1,993
CoStar Group, Inc.* (Professional Services)	258	20,098
Cousins Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	96	2,632
Credit Acceptance Corp.* (Consumer Finance)	4	1,851
Crown Castle, Inc. (Equity Real Estate Investment Trusts (REITs))	274	40,582
CubeSmart (Equity Real Estate Investment Trusts (REITs))	142	6,502
Cullen/Frost Bankers, Inc. (Banks)	41	5,341
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	182	20,861
Discover Financial Services (Consumer Finance)	173	20,194
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts (REITs))	111	1,859
East West Bancorp, Inc. (Banks)	89	6,988
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	28	4,711
Enstar Group, Ltd.* (Insurance)	9	2,181
Equinix, Inc. (Equity Real Estate Investment Trusts (REITs))	59	43,550
Equitable Holdings, Inc. (Diversified Financial Services)	218	6,991
Equity Commonwealth (Equity Real Estate Investment Trusts (REITs))	69	1,761
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	111	7,968
Equity Residential (Equity Real Estate Investment Trusts (REITs))	215	13,685
Erie Indemnity Co.—Class A (Insurance)	16	3,910
Essent Group, Ltd. (Thrifts & Mortgage Finance)	68	2,993
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	41	9,269
Everest Re Group, Ltd. (Insurance)	25	8,742
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts (REITs))	85	13,416
F&G Annuities & Life, Inc. (Insurance)	12	258
F.N.B. Corp. (Banks)	222	3,168
FactSet Research Systems, Inc. (Capital Markets)	24	10,151
Federal Realty Investment Trust (Equity Real Estate Investment Trusts (REITs))	46	5,130
Federated Hermes, Inc.—Class B (Capital Markets)	54	2,122
Fifth Third Bancorp (Banks)	435	15,786
First American Financial Corp. (Insurance)	66	4,083
First Citizens BancShares, Inc.—Class A (Banks)	8	6,221
First Financial Bankshares, Inc. (Banks)	82	2,921

See accompanying notes to the financial statements.

58 :: Financials UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
First Horizon Corp. (Banks)	341	$8,426
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	84	4,481
First Republic Bank (Banks)	116	16,342
FirstCash Holdings, Inc. (Consumer Finance)	24	2,212
FNF Group (Insurance)	172	7,573
Franklin Resources, Inc. (Capital Markets)	180	5,616
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	164	8,784
Glacier Bancorp, Inc. (Banks)	70	3,191
Globe Life, Inc. (Insurance)	57	6,888
Hartford Financial Services Group, Inc. (Insurance)	201	15,600
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	241	5,189
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	340	9,343
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	67	2,035
Home BancShares, Inc. (Banks)	120	2,864
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts (REITs))	453	8,539
Houlihan Lokey, Inc. (Capital Markets)	32	3,170
Huntington Bancshares, Inc. (Banks)	914	13,865
Interactive Brokers Group, Inc. (Capital Markets)	65	5,196
Intercontinental Exchange, Inc. (Capital Markets)	354	38,073
Invesco, Ltd. (Capital Markets)	288	5,331
Invitation Homes, Inc. (Equity Real Estate Investment Trusts (REITs))	368	11,960
Iron Mountain, Inc. (Equity Real Estate Investment Trusts (REITs))	184	10,043
Janus Henderson Group PLC (Capital Markets)	84	2,177
JBG Smith Properties (Equity Real Estate Investment Trusts (REITs))	63	1,269
Jefferies Financial Group, Inc. (Diversified Financial Services)	116	4,556
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	30	5,546
JPMorgan Chase & Co. (Banks)	1,858	260,047
Kemper Corp. (Insurance)	40	2,349
KeyCorp (Banks)	591	11,341
Kilroy Realty Corp. (Equity Real Estate Investment Trusts (REITs))	67	2,750
Kimco Realty Corp. (Equity Real Estate Investment Trusts (REITs))	392	8,804
KKR & Co., Inc. (Capital Markets)	365	20,371
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts (REITs))	55	5,860
Lazard, Ltd.—Class A (Capital Markets)	71	2,846
Life Storage, Inc. (Equity Real Estate Investment Trusts (REITs))	54	5,834
Lincoln National Corp. (Insurance)	98	3,472
Loews Corp. (Insurance)	125	7,685
LPL Financial Holdings, Inc. (Capital Markets)	50	11,856
LXP Industrial Trust (Equity Real Estate Investment Trusts (REITs))	175	2,021
M&T Bank Corp. (Banks)	109	17,004
Markel Corp.* (Insurance)	9	12,681
MarketAxess Holdings, Inc. (Capital Markets)	24	8,732
Marsh & McLennan Cos., Inc. (Insurance)	314	54,922
Mastercard, Inc.—Class A (IT Services)	538	199,383
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	379	4,908
MetLife, Inc. (Insurance)	417	30,449
MGIC Investment Corp. (Thrifts & Mortgage Finance)	188	2,655
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	73	12,171
Moody's Corp. (Capital Markets)	100	32,275
Morgan Stanley (Capital Markets)	835	81,270
Morningstar, Inc. (Capital Markets)	16	3,886
MSCI, Inc. (Capital Markets)	51	27,110
Nasdaq, Inc. (Capital Markets)	215	12,941
National Health Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	27	1,588
National Retail Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	113	5,351
National Storage Affiliates Trust (Equity Real Estate Investment Trusts (REITs))	54	2,203
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	431	4,305
Northern Trust Corp. (Capital Markets)	132	12,800
Old Republic International Corp. (Insurance)	179	4,724
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	148	4,357
Onemain Holdings, Inc. (Consumer Finance)	77	3,322
Opendoor Technologies, Inc.* (Real Estate Management & Development)	321	703
Physicians Realty Trust (Equity Real Estate Investment Trusts (REITs))	145	2,300
Pinnacle Financial Partners, Inc. (Banks)	48	3,779
Popular, Inc. (Banks)	46	3,157
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts (REITs))	51	2,496
Primerica, Inc. (Insurance)	23	3,720
Principal Financial Group, Inc. (Insurance)	144	13,327
Prologis, Inc. (Equity Real Estate Investment Trusts (REITs))	585	75,629
Prosperity Bancshares, Inc. (Banks)	58	4,400
Prudential Financial, Inc. (Insurance)	233	24,451
Public Storage (Equity Real Estate Investment Trusts (REITs))	100	30,434
Radian Group, Inc. (Thrifts & Mortgage Finance)	99	2,188
Raymond James Financial, Inc. (Capital Markets)	123	13,871
Rayonier, Inc. (Equity Real Estate Investment Trusts (REITs))	93	3,384
Realty Income Corp. (Equity Real Estate Investment Trusts (REITs))	397	26,929
Regency Centers Corp. (Equity Real Estate Investment Trusts (REITs))	98	6,530
Regions Financial Corp. (Banks)	592	13,936
Reinsurance Group of America, Inc. (Insurance)	42	6,374
RenaissanceRe Holdings, Ltd. (Insurance)	28	5,479
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts (REITs))	116	7,363
Rithm Capital Corp. (Mortgage Real Estate Investment Trusts (REITs))	300	2,823
RLI Corp. (Insurance)	26	3,444

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Schedule of Portfolio Investments :: Financials UltraSector ProFund :: 59

Common Stocks, continued

	Shares	Value
Robinhood Markets, Inc.*(a)—Class A (Capital Markets)	322	$3,352
Rocket Cos., Inc.(a)—Class A (Thrifts & Mortgage Finance)	77	725
Ryan Specialty Holdings, Inc.*—Class A (Insurance)	53	2,259
S&P Global, Inc. (Capital Markets)	211	79,112
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	146	1,971
SBA Communications Corp. (Equity Real Estate Investment Trusts (REITs))	68	20,232
SEI Investments Co. (Capital Markets)	65	4,058
Selective Insurance Group, Inc. (Insurance)	38	3,610
Signature Bank (Banks)	40	5,158
Simon Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	207	26,591
SL Green Realty Corp. (Equity Real Estate Investment Trusts (REITs))	41	1,687
SLM Corp. (Consumer Finance)	158	2,776
SoFi Technologies, Inc.* (Consumer Finance)	517	3,583
SouthState Corp. (Banks)	48	3,821
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts (REITs))	88	3,861
STAG Industrial, Inc. (Equity Real Estate Investment Trusts (REITs))	114	4,058
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	196	4,094
State Street Corp. (Capital Markets)	232	21,189
Stifel Financial Corp. (Capital Markets)	67	4,516
STORE Capital Corp. (Equity Real Estate Investment Trusts (REITs))	168	5,411
Sun Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	78	12,235
SVB Financial Group* (Banks)	37	11,190
Synchrony Financial (Consumer Finance)	285	10,468
Synovus Financial Corp. (Banks)	92	3,859
T. Rowe Price Group, Inc. (Capital Markets)	142	16,539
TFS Financial Corp. (Thrifts & Mortgage Finance)	30	428
The Allstate Corp. (Insurance)	168	21,583
The Bank of New York Mellon Corp. (Capital Markets)	466	23,566
The Carlyle Group, Inc. (Capital Markets)	138	4,964
The Charles Schwab Corp. (Capital Markets)	966	74,788
The Goldman Sachs Group, Inc. (Capital Markets)	215	78,649
The Hanover Insurance Group, Inc. (Insurance)	23	3,095
The Howard Hughes Corp.* (Real Estate Management & Development)	22	1,881
The PNC Financial Services Group, Inc. (Banks)	255	42,185
The Progressive Corp. (Insurance)	371	50,586
The Travelers Cos., Inc. (Insurance)	148	28,286
TPG, Inc. (Capital Markets)	32	1,031
Tradeweb Markets, Inc.—Class A (Capital Markets)	70	5,218
Truist Financial Corp. (Banks)	840	41,488
U.S. Bancorp (Banks)	856	42,629
UDR, Inc. (Equity Real Estate Investment Trusts (REITs))	194	8,262
UMB Financial Corp. (Banks)	28	2,525
Umpqua Holdings Corp. (Banks)	137	2,493
United Bankshares, Inc. (Banks)	85	3,417
Unum Group (Insurance)	118	4,960
UWM Holdings Corp. (Thrifts & Mortgage Finance)	59	270
Valley National Bancorp (Banks)	266	3,160
Ventas, Inc. (Equity Real Estate Investment Trusts (REITs))	253	13,108
VICI Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	610	20,850
Virtu Financial, Inc.—Class A (Capital Markets)	59	1,139
Visa, Inc.—Class A (IT Services)	1,036	238,497
Vornado Realty Trust (Equity Real Estate Investment Trusts (REITs))	102	2,488
Voya Financial, Inc.(a) (Diversified Financial Services)	62	4,326
W.R. Berkley Corp. (Insurance)	129	9,048
Webster Financial Corp. (Banks)	110	5,792
Wells Fargo & Co. (Banks)	2,414	113,145
Welltower, Inc. (Equity Real Estate Investment Trusts (REITs))	299	22,437
Western Alliance Bancorp (Banks)	69	5,201
Weyerhaeuser Co. (Equity Real Estate Investment Trusts (REITs))	466	16,044
White Mountains Insurance Group, Ltd. (Insurance)	2	3,056
Willis Towers Watson PLC (Insurance)	69	17,539
Wintrust Financial Corp. (Banks)	38	3,476
WP Carey, Inc. (Equity Real Estate Investment Trusts (REITs))	132	11,290
Zillow Group, Inc.*—Class A (Real Estate Management & Development)	37	1,590
Zillow Group, Inc.*—Class C (Real Estate Management & Development)	103	4,554
Zions Bancorp (Banks)	95	5,050
TOTAL COMMON STOCKS (Cost $1,131,617)		4,185,010

Repurchase Agreements(b)(c) (19.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.22%, dated 1/31/23, due 2/1/23, total to be received $1,069,125	$1,069,000	$1,069,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,069,000)		1,069,000

Collateral for Securities Loaned(d) (0.2%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 4.32%(e)	13,552	$13,552
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $13,552)		13,552
TOTAL INVESTMENT SECURITIES (Cost $2,214,169)—94.8%		5,267,562
Net other assets (liabilities)—5.2%		291,090
NET ASSETS—100.0%		$5,558,652

See accompanying notes to the financial statements.

60 :: Financials UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

*	Non-income producing security.
(a)	All or part of this security was on loan as of January 31, 2023. The total value of securities on loan as of January 31, 2023 was $13,590.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2023, the aggregate amount held in a segregated account was $716,000.
(d)	Securities were purchased with cash collateral held from securities on loan at January 31, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2023.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Financials Index	Goldman Sachs International	2/23/23	4.93%	$1,881,696	$41,693
Dow Jones U.S. Financials Index	UBS AG	2/23/23	4.98%	2,148,276	43,220
				$4,029,972	$84,913

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Financials UltraSector ProFund invested in the following industries as of January 31, 2023:

	Value	% of Net Assets
Banks	$943,696	17.0%
Capital Markets	825,771	14.9%
Consumer Finance	145,643	2.6%
Diversified Financial Services	390,853	7.0%
Equity Real Estate Investment Trusts (REITs)	753,233	13.6%
Insurance	602,257	10.8%
IT Services	437,880	7.9%
Mortgage Real Estate Investment Trusts (REITs)	20,639	0.4%
Professional Services	20,098	0.4%
Real Estate Management & Development	31,375	0.6%
Thrifts & Mortgage Finance	13,565	0.2%
Other**	1,373,642	24.6%
Total	$5,558,652	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Schedule of Portfolio Investments :: Health Care UltraSector ProFund :: 61

Common Stocks (75.2%)

	Shares	Value
10X Genomics, Inc.*—Class A (Life Sciences Tools & Services)	233	$10,911
1Life Healthcare, Inc.* (Health Care Providers & Services)	409	6,540
Abbott Laboratories (Health Care Equipment & Supplies)	4,252	470,059
AbbVie, Inc. (Biotechnology)	4,313	637,245
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	222	18,652
Agilent Technologies, Inc. (Life Sciences Tools & Services)	722	109,802
agilon health, Inc.* (Health Care Providers & Services)	482	10,488
Align Technology, Inc.* (Health Care Equipment & Supplies)	177	47,742
Alkermes PLC* (Biotechnology)	401	11,485
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	300	67,920
Amedisys, Inc.* (Health Care Providers & Services)	79	7,636
Amgen, Inc. (Biotechnology)	1,301	328,371
Apellis Pharmaceuticals, Inc.* (Biotechnology)	229	12,075
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	258	9,027
Avantor, Inc.* (Life Sciences Tools & Services)	1,644	39,292
Azenta, Inc.* (Life Sciences Tools & Services)	183	10,230
Baxter International, Inc. (Health Care Equipment & Supplies)	1,229	56,153
Beam Therapeutics, Inc.*(a) (Biotechnology)	144	6,257
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	696	175,545
Biogen, Inc.* (Biotechnology)	351	102,106
Biohaven, Ltd.* (Biotechnology)	156	2,978
BioMarin Pharmaceutical, Inc.* (Biotechnology)	453	52,254
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	53	24,775
Bio-Techne Corp. (Life Sciences Tools & Services)	383	30,510
Blueprint Medicines Corp.* (Biotechnology)	146	6,824
Boston Scientific Corp.* (Health Care Equipment & Supplies)	3,493	161,551
Bristol-Myers Squibb Co. (Pharmaceuticals)	5,185	376,690
Bruker Corp. (Life Sciences Tools & Services)	244	17,109
Catalent, Inc.* (Pharmaceuticals)	439	23,508
Centene Corp.* (Health Care Providers & Services)	1,381	105,287
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	124	30,163
Chemed Corp. (Health Care Providers & Services)	36	18,185
Cigna Corp. (Health Care Providers & Services)	746	236,236
CRISPR Therapeutics AG* (Biotechnology)	191	9,745
CVS Health Corp. (Health Care Providers & Services)	3,205	282,745
Danaher Corp. (Health Care Equipment & Supplies)	1,598	422,479
DaVita, Inc.* (Health Care Providers & Services)	134	11,040
Denali Therapeutics, Inc.* (Biotechnology)	268	8,112
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	524	19,299
DexCom, Inc.* (Health Care Equipment & Supplies)	942	100,879
Doximity, Inc.*—Class A (Health Care Technology)	277	9,770
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	1,508	115,664
Elanco Animal Health, Inc.* (Pharmaceuticals)	1,087	14,925
Elevance Health, Inc. (Health Care Providers & Services)	582	290,995
Eli Lilly & Co. (Pharmaceuticals)	1,923	661,800
Encompass Health Corp. (Health Care Providers & Services)	243	15,175
Enovis Corp.* (Health Care Equipment & Supplies)	116	7,302
Envista Holdings Corp.* (Health Care Equipment & Supplies)	398	15,518
Exact Sciences Corp.* (Biotechnology)	434	29,304
Exelixis, Inc.* (Biotechnology)	787	13,867
Fate Therapeutics, Inc.* (Biotechnology)	201	1,198
GE HealthCare Technologies, Inc.* (Health Care Equipment & Supplies)	888	61,734
Gilead Sciences, Inc. (Biotechnology)	3,059	256,772
Globus Medical, Inc.* (Health Care Equipment & Supplies)	189	14,270
Guardant Health, Inc.* (Health Care Providers & Services)	250	7,858
Haemonetics Corp.* (Health Care Equipment & Supplies)	123	10,406
Halozyme Therapeutics, Inc.* (Biotechnology)	330	17,084
HCA Healthcare, Inc. (Health Care Providers & Services)	517	131,871
HealthEquity, Inc.* (Health Care Providers & Services)	206	12,535
Henry Schein, Inc.* (Health Care Providers & Services)	331	28,516
Hologic, Inc.* (Health Care Equipment & Supplies)	609	49,554
Horizon Therapeutics PLC* (Pharmaceuticals)	553	60,675
Humana, Inc. (Health Care Providers & Services)	309	158,115
ICU Medical, Inc.* (Health Care Equipment & Supplies)	49	9,468
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	202	97,061
Illumina, Inc.* (Life Sciences Tools & Services)	384	82,253
Incyte Corp.* (Biotechnology)	450	38,313
Insulet Corp.* (Health Care Equipment & Supplies)	169	48,557
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	177	10,142
Intellia Therapeutics, Inc.* (Biotechnology)	208	8,828
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	862	211,785
Ionis Pharmaceuticals, Inc.* (Biotechnology)	346	13,795
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	453	103,923
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	154	24,126
Johnson & Johnson (Pharmaceuticals)	6,376	1,041,967
Laboratory Corp. of America Holdings (Health Care Providers & Services)	216	54,458

See accompanying notes to the financial statements.

62 :: Health Care UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
LHC Group, Inc.* (Health Care Providers & Services)	76	$12,054
Maravai LifeSciences Holdings, Inc.*—Class A (Life Sciences Tools & Services)	266	3,900
Masimo Corp.* (Health Care Equipment & Supplies)	118	20,069
McKesson Corp. (Health Care Providers & Services)	346	131,023
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	61	13,485
Medtronic PLC (Health Care Equipment & Supplies)	3,242	271,323
Merck & Co., Inc. (Pharmaceuticals)	6,183	664,116
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	54	82,778
Mirati Therapeutics, Inc.* (Biotechnology)	126	6,730
Moderna, Inc.* (Biotechnology)	806	141,904
Molina Healthcare, Inc.* (Health Care Providers & Services)	142	44,280
Natera, Inc.* (Biotechnology)	266	11,419
Neurocrine Biosciences, Inc.* (Biotechnology)	234	25,958
Novavax, Inc.*(a) (Biotechnology)	191	2,084
Novocure, Ltd.* (Health Care Equipment & Supplies)	220	20,060
NuVasive, Inc.* (Health Care Equipment & Supplies)	127	5,791
Oak Street Health, Inc.* (Health Care Providers & Services)	284	8,253
Omnicell, Inc.* (Health Care Equipment & Supplies)	109	6,046
Option Care Health, Inc.* (Health Care Providers & Services)	377	10,884
Organon & Co. (Pharmaceuticals)	620	18,681
Penumbra, Inc.* (Health Care Equipment & Supplies)	93	23,288
Perrigo Co. PLC (Pharmaceuticals)	328	12,274
Pfizer, Inc. (Pharmaceuticals)	13,690	604,550
Premier, Inc. (Health Care Providers & Services)	290	9,674
Quest Diagnostics, Inc. (Health Care Providers & Services)	278	41,277
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	130	11,129
R1 RCM, Inc.* (Health Care Providers & Services)	335	4,794
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	261	197,961
Repligen Corp.* (Life Sciences Tools & Services)	126	23,348
ResMed, Inc. (Health Care Equipment & Supplies)	357	81,528
Royalty Pharma PLC—Class A (Pharmaceuticals)	904	35,428
Sarepta Therapeutics, Inc.* (Biotechnology)	214	26,744
Seagen, Inc.* (Biotechnology)	335	46,726
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	88	16,538
Signify Health, Inc.*—Class A (Health Care Providers & Services)	170	4,838
Sotera Health Co.* (Life Sciences Tools & Services)	241	4,155
STAAR Surgical Co.* (Health Care Equipment & Supplies)	118	8,325
STERIS PLC (Health Care Equipment & Supplies)	243	50,182
Stryker Corp. (Health Care Equipment & Supplies)	821	208,378
Syneos Health, Inc.* (Life Sciences Tools & Services)	251	9,016
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	157	6,396
Teladoc Health, Inc.* (Health Care Technology)	395	11,613
Teleflex, Inc. (Health Care Equipment & Supplies)	114	27,750
Tenet Healthcare Corp.* (Health Care Providers & Services)	264	14,480
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	120	41,872
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	956	545,234
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	171	7,751
United Therapeutics Corp.* (Biotechnology)	111	29,212
UnitedHealth Group, Inc. (Health Care Providers & Services)	2,279	1,137,655
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	156	23,121
Vertex Pharmaceuticals, Inc.* (Biotechnology)	626	202,261
Viatris, Inc. (Pharmaceuticals)	2,959	35,981
Vir Biotechnology, Inc.* (Biotechnology)	185	5,467
Waters Corp.* (Life Sciences Tools & Services)	145	47,644
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	180	47,808
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	512	65,198
Zoetis, Inc. (Pharmaceuticals)	1,137	188,162
TOTAL COMMON STOCKS (Cost $4,020,050)		13,166,085

Repurchase Agreements(b)(c) (25.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.22%, dated 1/31/23, due 2/1/23, total to be received $4,457,521	$4,457,000	$4,457,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,457,000)		4,457,000

Collateral for Securities Loaned(d)(NM)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 4.32%(e)	6,877	$6,877
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $6,877)		6,877
TOTAL INVESTMENT SECURITIES (Cost $8,483,927)—100.7%		17,629,962
Net other assets (liabilities)—(0.7)%		(120,920)
NET ASSETS—100.0%		$17,509,042

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Schedule of Portfolio Investments :: Health Care UltraSector ProFund :: 63

*	Non-income producing security.
(a)	All or part of this security was on loan as of January 31, 2023. The total value of securities on loan as of January 31, 2023 was $6,925.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2023, the aggregate amount held in a segregated account was $2,656,000.
(d)	Securities were purchased with cash collateral held from securities on loan at January 31, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2023.
NM	Not meaningful, amount is less than 0.05%.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Health Care Index	Goldman Sachs International	2/23/23	4.93%	$7,875,645	$(63,051)
Dow Jones U.S. Health Care Index	UBS AG	2/23/23	4.68%	5,146,672	(40,136)
				$13,022,317	$(103,187)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Health Care UltraSector ProFund invested in the following industries as of January 31, 2023:

	Value	% of Net Assets
Biotechnology	$2,337,777	13.3%
Health Care Equipment & Supplies	2,969,041	17.0%
Health Care Providers & Services	2,838,665	16.2%
Health Care Technology	21,383	0.1%
Life Sciences Tools & Services	1,236,336	7.1%
Pharmaceuticals	3,762,883	21.5%
Other**	4,342,957	24.8%
Total	$17,509,042	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

64 :: Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks (79.0%)

	Shares	Value
3M Co. (Industrial Conglomerates)	391	$44,996
A.O. Smith Corp. (Building Products)	90	6,093
Accenture PLC—Class A (IT Services)	446	124,457
Acuity Brands, Inc. (Electrical Equipment)	23	4,336
Advanced Drainage Systems, Inc. (Building Products)	45	4,538
AECOM (Construction & Engineering)	99	8,640
Affirm Holdings, Inc.*(a) (IT Services)	148	2,396
AGCO Corp. (Machinery)	44	6,078
Air Lease Corp. (Trading Companies & Distributors)	73	3,283
Alight, Inc.*—Class A (Professional Services)	190	1,784
Allegion PLC (Building Products)	62	7,288
Allison Transmission Holdings, Inc. (Machinery)	65	2,930
Amcor PLC (Containers & Packaging)	1,053	12,698
AMETEK, Inc. (Electrical Equipment)	162	23,477
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	421	33,584
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	27	3,867
AptarGroup, Inc. (Containers & Packaging)	46	5,319
Ardagh Metal Packaging SA (Containers & Packaging)	107	601
Armstrong World Industries, Inc. (Building Products)	32	2,477
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	43	5,052
ASGN, Inc.* (Professional Services)	35	3,183
Automatic Data Processing, Inc. (IT Services)	293	66,162
Avery Dennison Corp. (Containers & Packaging)	57	10,798
Avnet, Inc. (Electronic Equipment, Instruments & Components)	65	2,982
Axon Enterprise, Inc.* (Aerospace & Defense)	48	9,381
Ball Corp. (Containers & Packaging)	222	12,928
Berry Global Group, Inc. (Containers & Packaging)	88	5,432
Block, Inc.*—Class A (IT Services)	380	31,054
Booz Allen Hamilton Holding Corp. (Professional Services)	93	8,802
Broadridge Financial Solutions, Inc. (IT Services)	83	12,480
Builders FirstSource, Inc.* (Building Products)	104	8,289
BWX Technologies, Inc. (Aerospace & Defense)	65	3,956
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	83	8,314
CACI International, Inc.*—Class A (Professional Services)	17	5,238
Carlisle Cos., Inc. (Building Products)	37	9,282
Carrier Global Corp. (Building Products)	591	26,908
Caterpillar, Inc. (Machinery)	368	92,844
ChargePoint Holdings, Inc.*(a) (Electrical Equipment)	185	2,246
Chart Industries, Inc.* (Machinery)	30	4,019
Cintas Corp. (Commercial Services & Supplies)	61	27,068
Clarivate PLC* (Professional Services)	305	3,392
Clean Harbors, Inc.* (Commercial Services & Supplies)	36	4,691
Cognex Corp. (Electronic Equipment, Instruments & Components)	122	6,678
Coherent Corp.* (Electronic Equipment, Instruments & Components)	98	4,253
Concentrix Corp. (IT Services)	30	4,254
Core & Main, Inc.*—Class A (Trading Companies & Distributors)	51	1,126
Corning, Inc. (Electronic Equipment, Instruments & Components)	538	18,620
Crane Holdings Co. (Machinery)	34	3,941
Crown Holdings, Inc. (Containers & Packaging)	85	7,494
CSX Corp. (Road & Rail)	1,487	45,978
Cummins, Inc. (Machinery)	100	24,954
Curtiss-Wright Corp. (Aerospace & Defense)	27	4,477
Deere & Co. (Machinery)	194	82,032
Donaldson Co., Inc. (Machinery)	87	5,424
Dover Corp. (Machinery)	99	15,031
Dun & Bradstreet Holdings, Inc. (Professional Services)	154	2,256
Eagle Materials, Inc. (Construction Materials)	26	3,798
Eaton Corp. PLC (Electrical Equipment)	281	45,581
EMCOR Group, Inc. (Construction & Engineering)	34	5,041
Emerson Electric Co. (Electrical Equipment)	418	37,712
EnerSys (Electrical Equipment)	29	2,408
Equifax, Inc. (Professional Services)	87	19,331
Euronet Worldwide, Inc.* (IT Services)	33	3,718
Expeditors International of Washington, Inc. (Air Freight & Logistics)	113	12,221
Fastenal Co. (Trading Companies & Distributors)	405	20,473
FedEx Corp. (Air Freight & Logistics)	169	32,762
Ferguson PLC (Trading Companies & Distributors)	148	21,066
Fidelity National Information Services, Inc. (IT Services)	420	31,517
Fiserv, Inc.* (IT Services)	449	47,899
FleetCor Technologies, Inc.* (IT Services)	52	10,858
Flowserve Corp. (Machinery)	92	3,167
Fortive Corp. (Machinery)	250	17,008
Fortune Brands Innovations, Inc. (Building Products)	91	5,870
FTI Consulting, Inc.* (Professional Services)	24	3,828
Gates Industrial Corp. PLC* (Machinery)	72	951
Generac Holdings, Inc.* (Electrical Equipment)	45	5,427
General Dynamics Corp. (Aerospace & Defense)	159	37,057
General Electric Co. (Industrial Conglomerates)	773	62,211
Genpact, Ltd. (IT Services)	119	5,626
Global Payments, Inc. (IT Services)	191	21,530
Graco, Inc. (Machinery)	119	8,130
Graphic Packaging Holding Co. (Containers & Packaging)	217	5,228
GXO Logistics, Inc.* (Air Freight & Logistics)	84	4,396
HEICO Corp. (Aerospace & Defense)	28	4,787
HEICO Corp.—Class A (Aerospace & Defense)	49	6,550
Hertz Global Holdings, Inc.* (Road & Rail)	118	2,126
Hexcel Corp. (Aerospace & Defense)	60	4,235
Honeywell International, Inc. (Industrial Conglomerates)	475	99,028

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Schedule of Portfolio Investments :: Industrials UltraSector ProFund :: 65

Common Stocks, continued

	Shares	Value
Howmet Aerospace, Inc. (Aerospace & Defense)	260	$10,579
Hubbell, Inc. (Electrical Equipment)	38	8,699
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	28	6,175
IDEX Corp. (Machinery)	53	12,703
Illinois Tool Works, Inc. (Machinery)	198	46,736
Ingersoll Rand, Inc. (Machinery)	286	16,016
Insperity, Inc. (Professional Services)	25	2,764
International Paper Co. (Containers & Packaging)	251	10,497
IPG Photonics Corp. (Electronic Equipment, Instruments & Components)	23	2,578
ITT, Inc. (Machinery)	58	5,312
J.B. Hunt Transport Services, Inc. (Road & Rail)	59	11,154
Jabil, Inc. (Electronic Equipment, Instruments & Components)	95	7,470
Jack Henry & Associates, Inc. (IT Services)	52	9,365
Jacobs Solutions, Inc. (Professional Services)	90	11,120
Johnson Controls International PLC (Building Products)	487	33,881
KBR, Inc. (Professional Services)	97	4,969
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	126	22,598
Kirby Corp.* (Marine)	42	2,973
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	114	6,737
L3Harris Technologies, Inc. (Aerospace & Defense)	135	29,001
Landstar System, Inc. (Road & Rail)	25	4,321
Leidos Holdings, Inc. (Professional Services)	97	9,587
Lennox International, Inc. (Building Products)	23	5,994
Lincoln Electric Holdings, Inc. (Machinery)	41	6,842
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	18	4,620
Lockheed Martin Corp. (Aerospace & Defense)	165	76,438
Louisiana-Pacific Corp. (Paper & Forest Products)	51	3,473
ManpowerGroup, Inc. (Professional Services)	36	3,138
Marqeta, Inc.*—Class A (IT Services)	312	2,069
Martin Marietta Materials, Inc. (Construction Materials)	44	15,824
Masco Corp. (Building Products)	159	8,459
MasTec, Inc.* (Construction & Engineering)	42	4,126
Masterbrand, Inc.* (Building Products)	91	837
Maximus, Inc. (IT Services)	43	3,219
MDU Resources Group, Inc. (Construction & Engineering)	144	4,451
Mercury Systems, Inc.* (Aerospace & Defense)	41	2,049
MSA Safety, Inc. (Commercial Services & Supplies)	26	3,546
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	33	2,729
National Instruments Corp. (Electronic Equipment, Instruments & Components)	92	4,968
Nikola Corp.*(a) (Machinery)	240	650
Nordson Corp. (Machinery)	38	9,245
Norfolk Southern Corp. (Road & Rail)	164	40,313
Northrop Grumman Corp. (Aerospace & Defense)	102	45,700
nVent Electric PLC (Electrical Equipment)	118	4,691
Old Dominion Freight Line, Inc. (Road & Rail)	64	21,327
Oshkosh Corp. (Machinery)	46	4,636
Otis Worldwide Corp. (Machinery)	295	24,258
Owens Corning (Building Products)	66	6,379
PACCAR, Inc. (Machinery)	246	26,890
Packaging Corp. of America (Containers & Packaging)	65	9,276
Parker-Hannifin Corp. (Machinery)	91	29,666
Paychex, Inc. (IT Services)	227	26,300
PayPal Holdings, Inc.* (IT Services)	806	65,681
Pentair PLC (Machinery)	116	6,424
PerkinElmer, Inc. (Life Sciences Tools & Services)	89	12,240
Quanta Services, Inc. (Construction & Engineering)	101	15,370
Raytheon Technologies Corp. (Aerospace & Defense)	1,039	103,743
RBC Bearings, Inc.* (Machinery)	21	5,123
Regal Rexnord Corp. (Electrical Equipment)	47	6,542
Republic Services, Inc. (Commercial Services & Supplies)	145	18,099
Robert Half International, Inc. (Professional Services)	77	6,465
Rockwell Automation, Inc. (Electrical Equipment)	81	22,844
RXO, Inc.* (Road & Rail)	81	1,484
Saia, Inc.* (Road & Rail)	19	5,183
Science Applications International Corp. (Professional Services)	39	4,047
Sealed Air Corp. (Containers & Packaging)	102	5,586
Sensata Technologies Holding PLC (Electrical Equipment)	108	5,492
Shift4 Payments, Inc.*—Class A (IT Services)	37	2,369
Shoals Technologies Group, Inc.*—Class A (Electrical Equipment)	96	2,677
Silgan Holdings, Inc. (Containers & Packaging)	59	3,180
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	32	4,848
Snap-on, Inc. (Machinery)	38	9,452
Sonoco Products Co. (Containers & Packaging)	69	4,217
SS&C Technologies Holdings, Inc. (Software)	155	9,354
Stericycle, Inc.* (Commercial Services & Supplies)	65	3,498
Sunrun, Inc.* (Electrical Equipment)	151	3,968
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	225	28,610
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	33	14,001
Tetra Tech, Inc. (Commercial Services & Supplies)	37	5,754
Textron, Inc. (Aerospace & Defense)	148	10,782
The Boeing Co.* (Aerospace & Defense)	396	84,348
The Middleby Corp.* (Machinery)	38	5,907
The Sherwin-Williams Co. (Chemicals)	167	39,511
The Timken Co. (Machinery)	47	3,870
The Toro Co. (Machinery)	74	8,252
The Western Union Co. (IT Services)	273	3,868
Toast, Inc.*—Class A (IT Services)	219	4,886
Trane Technologies PLC (Building Products)	163	29,197
TransDigm Group, Inc. (Aerospace & Defense)	37	26,557
TransUnion (Professional Services)	136	9,758

See accompanying notes to the financial statements.

66 :: Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Trex Co., Inc.* (Building Products)	78	$4,112
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	174	10,102
TriNet Group, Inc.* (Professional Services)	25	1,886
UFP Industries, Inc. (Building Products)	44	4,116
Union Pacific Corp. (Road & Rail)	435	88,823
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	516	95,578
United Rentals, Inc.* (Trading Companies & Distributors)	49	21,607
Univar Solutions, Inc.* (Trading Companies & Distributors)	115	3,965
Valmont Industries, Inc. (Construction & Engineering)	15	4,946
Verisk Analytics, Inc. (Professional Services)	111	20,179
Vertiv Holdings Co. (Electrical Equipment)	213	3,029
Vontier Corp. (Electronic Equipment, Instruments & Components)	112	2,579
Vulcan Materials Co. (Construction Materials)	94	17,233
W.W. Grainger, Inc. (Trading Companies & Distributors)	32	18,863
Waste Management, Inc. (Commercial Services & Supplies)	264	40,849
Watsco, Inc. (Trading Companies & Distributors)	24	6,897
WESCO International, Inc.* (Trading Companies & Distributors)	33	4,917
Westinghouse Air Brake Technologies Corp. (Machinery)	129	13,391
WestRock Co. (Containers & Packaging)	180	7,063
WEX, Inc.* (IT Services)	31	5,734
WillScot Mobile Mini Holdings Corp.* (Construction & Engineering)	148	7,172
Woodward, Inc. (Machinery)	43	4,397
XPO, Inc.* (Air Freight & Logistics)	81	3,229
Xylem, Inc. (Machinery)	127	13,209
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	37	11,699
Zurn Elkay Water Solutions Corp. (Building Products)	103	2,252
TOTAL COMMON STOCKS (Cost $1,431,987)		3,179,763

Repurchase Agreements(b)(c) (19.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.22%, dated 1/31/23, due 2/1/23, total to be received $788,092	$788,000	$788,000
TOTAL REPURCHASE AGREEMENTS (Cost $788,000)		788,000

Collateral for Securities Loaned(d) (0.1%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 4.32%(e)	5,006	$5,006
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $5,006)		5,006
TOTAL INVESTMENT SECURITIES (Cost $2,224,993)—98.7%		3,972,769
Net other assets (liabilities)—1.3%		53,509
NET ASSETS—100.0%		$4,026,278

*	Non-income producing security.
(a)	All or part of this security was on loan as of January 31, 2023. The total value of securities on loan as of January 31, 2023 was $5,122.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2023, the aggregate amount held in a segregated account was $486,000.
(d)	Securities were purchased with cash collateral held from securities on loan at January 31, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2023.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Industrials Index	Goldman Sachs International	2/23/23	4.93%	$1,014,394	$15,240
Dow Jones U.S. Industrials Index	UBS AG	2/23/23	4.68%	1,838,098	25,504
				$2,852,492	$40,744

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Schedule of Portfolio Investments :: Industrials UltraSector ProFund :: 67

Industrials UltraSector ProFund invested in the following industries as of January 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$465,815	11.6%
Air Freight & Logistics	156,500	3.9%
Building Products	165,971	4.1%
Chemicals	39,510	1.0%
Commercial Services & Supplies	103,505	2.6%
Construction & Engineering	49,746	1.2%
Construction Materials	36,855	0.9%
Containers & Packaging	100,318	2.5%
Electrical Equipment	179,129	4.4%
Electronic Equipment, Instruments & Components	180,394	4.5%
Industrial Conglomerates	206,235	5.1%
IT Services	485,442	12.1%
Life Sciences Tools & Services	12,240	0.3%
Machinery	519,489	12.9%
Marine	2,973	0.1%
Paper & Forest Products	3,473	0.1%
Professional Services	121,727	3.0%
Road & Rail	227,446	5.7%
Software	9,354	0.2%
Trading Companies & Distributors	113,641	2.8%
Other**	846,515	21.0%
Total	$4,026,278	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

68 :: Internet UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks (76.6%)

	Shares	Value
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	14,956	$1,661,761
Akamai Technologies, Inc.* (IT Services)	10,229	909,870
Alphabet, Inc.*—Class A (Interactive Media & Services)	26,466	2,615,899
Alphabet, Inc.*—Class C (Interactive Media & Services)	23,462	2,343,150
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	47,224	4,870,211
Arista Networks, Inc.* (Communications Equipment)	10,110	1,274,062
Box, Inc.*—Class A (Software)	18,978	607,106
Ciena Corp.* (Communications Equipment)	15,006	780,612
Cisco Systems, Inc. (Communications Equipment)	54,329	2,644,192
Cloudflare, Inc.*—Class A (Software)	19,712	1,042,962
CommScope Holding Co., Inc.* (Communications Equipment)	48,057	403,679
Confluent, Inc.*—Class A (Software)	23,102	533,656
Coupa Software, Inc.* (Software)	9,247	739,020
Datadog, Inc.*—Class A (Software)	14,565	1,089,608
DocuSign, Inc.* (Software)	17,410	1,055,742
DoorDash, Inc.*—Class A (Internet & Direct Marketing Retail)	17,102	990,548
Dropbox, Inc.* (Software)	28,460	661,126
eBay, Inc. (Internet & Direct Marketing Retail)	26,317	1,302,692
Etsy, Inc.* (Internet & Direct Marketing Retail)	7,522	1,034,877
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	9,964	1,138,885
Fastly, Inc.*—Class A (IT Services)	33,246	344,096
GoDaddy, Inc.*—Class A (IT Services)	11,279	926,344
Juniper Networks, Inc. (Communications Equipment)	25,063	809,535
Match Group, Inc.* (Interactive Media & Services)	19,852	1,074,390
Meta Platforms, Inc.*—Class A (Interactive Media & Services)	25,586	3,811,547
Netflix, Inc.* (Entertainment)	7,322	2,590,963
Nutanix, Inc.*—Class A (Software)	22,291	621,250
Okta, Inc.* (IT Services)	12,426	914,678
Opendoor Technologies, Inc.* (Real Estate Management & Development)	203,902	446,545
PayPal Holdings, Inc.* (IT Services)	25,018	2,038,717
Pinterest, Inc.*—Class A (Interactive Media & Services)	39,436	1,036,772
Salesforce, Inc.* (Software)	16,924	2,842,725
Smartsheet, Inc.* (Software)	15,829	683,971
Snap, Inc.* (Interactive Media & Services)	82,341	951,862
Snowflake, Inc.*—Class A (IT Services)	10,276	1,607,577
Teladoc Health, Inc.* (Health Care Technology)	20,904	614,578
Veeva Systems, Inc.*—Class A (Health Care Technology)	6,846	1,167,585
Workday, Inc.*—Class A (Software)	7,966	1,445,272
Zillow Group, Inc.*—Class A (Real Estate Management & Development)	5,262	226,056
Zillow Group, Inc.*—Class C (Real Estate Management & Development)	14,725	650,992
Zoom Video Communications, Inc.*—Class A (Software)	13,655	1,024,125
ZoomInfo Technologies, Inc.*—Class A (Interactive Media & Services)	24,770	699,257
TOTAL COMMON STOCKS (Cost $37,883,929)		54,228,495

Repurchase Agreements(a)(b) (21.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.22%, dated 1/31/23, due 2/1/23, total to be received $15,494,812	$15,493,000	$15,493,000
TOTAL REPURCHASE AGREEMENTS (Cost $15,493,000)		15,493,000
TOTAL INVESTMENT SECURITIES (Cost $53,376,929)—98.5%		69,721,495
Net other assets (liabilities)—1.5%		1,029,568
NET ASSETS—100.0%		$70,751,063

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2023, the aggregate amount held in a segregated account was $9,218,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Composite Internet Index	Goldman Sachs International	2/23/23	4.93%	$25,346,205	$585,298
Dow Jones Composite Internet Index	UBS AG	2/23/23	4.68%	26,436,073	641,446
				$51,782,278	$1,226,744

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of January 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Schedule of Portfolio Investments :: Internet UltraSector ProFund :: 69

Internet UltraSector ProFund invested in the following industries as of January 31, 2023:

	Value	% of Net Assets
Communications Equipment	$5,912,081	8.3%
Entertainment	2,590,963	3.7%
Health Care Technology	1,782,163	2.5%
Hotels, Restaurants & Leisure	2,800,646	3.9%
Interactive Media & Services	12,532,878	17.8%
Internet & Direct Marketing Retail	8,198,327	11.6%
IT Services	6,741,282	9.5%
Real Estate Management & Development	1,323,593	1.9%
Software	12,346,562	17.4%
Other**	16,522,568	23.4%
Total	$70,751,063	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

70 :: Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks (100.7%)

	Shares	Value
Abbott Laboratories (Health Care Equipment & Supplies)	490	$54,170
AbbVie, Inc. (Biotechnology)	955	141,101
Accenture PLC—Class A (IT Services)	167	46,601
Activision Blizzard, Inc. (Entertainment)	227	17,382
Adobe, Inc.* (Software)	118	43,700
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	469	35,245
Agilent Technologies, Inc. (Life Sciences Tools & Services)	96	14,600
Air Products & Chemicals, Inc. (Chemicals)	120	38,461
Albemarle Corp. (Chemicals)	65	18,294
Alphabet, Inc.*—Class A (Interactive Media & Services)	3,225	318,759
Alphabet, Inc.*—Class C (Interactive Media & Services)	2,858	285,428
Altria Group, Inc. (Tobacco)	503	22,655
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	2,204	227,299
American Express Co. (Consumer Finance)	158	27,639
American Tower Corp. (Equity Real Estate Investment Trusts (REITs))	132	29,487
Ameriprise Financial, Inc. (Capital Markets)	59	20,657
AMETEK, Inc. (Electrical Equipment)	63	9,130
Amgen, Inc. (Biotechnology)	288	72,691
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	320	25,526
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	129	22,120
Aon PLC (Insurance)	73	23,264
APA Corp. (Oil, Gas & Consumable Fuels)	175	7,758
Apple, Inc. (Technology Hardware, Storage & Peripherals)	8,073	1,164,853
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	465	51,843
Arch Capital Group, Ltd.* (Insurance)	201	12,934
Archer-Daniels-Midland Co. (Food Products)	146	12,096
Arista Networks, Inc.* (Communications Equipment)	134	16,886
Arthur J. Gallagher & Co. (Insurance)	73	14,288
Atmos Energy Corp. (Gas Utilities)	47	5,524
Autodesk, Inc.* (Software)	65	13,985
Automatic Data Processing, Inc. (IT Services)	223	50,356
AutoZone, Inc.* (Specialty Retail)	10	24,389
Biogen, Inc.* (Biotechnology)	36	10,472
Bio-Techne Corp. (Life Sciences Tools & Services)	41	3,266
Boston Scientific Corp.* (Health Care Equipment & Supplies)	411	19,009
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,147	83,330
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	130	76,051
Broadridge Financial Solutions, Inc. (IT Services)	30	4,511
Brown & Brown, Inc. (Insurance)	76	4,451
Brown-Forman Corp.—Class B (Beverages)	56	3,728
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	34	3,406
Cadence Design Systems, Inc.* (Software)	149	27,242
Campbell Soup Co. (Food Products)	65	3,375
Caterpillar, Inc. (Machinery)	169	42,637
Cboe Global Markets, Inc. (Capital Markets)	40	4,915
CDW Corp. (Electronic Equipment, Instruments & Components)	46	9,017
CF Industries Holdings, Inc. (Chemicals)	106	8,978
Chevron Corp. (Oil, Gas & Consumable Fuels)	960	167,060
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	15	24,696
Chubb, Ltd. (Insurance)	127	28,891
Cigna Corp. (Health Care Providers & Services)	79	25,017
Cintas Corp. (Commercial Services & Supplies)	27	11,981
Colgate-Palmolive Co. (Household Products)	248	18,483
ConocoPhillips (Oil, Gas & Consumable Fuels)	672	81,897
Constellation Brands, Inc.—Class A (Beverages)	50	11,576
Copart, Inc.* (Commercial Services & Supplies)	232	15,454
Corteva, Inc. (Chemicals)	266	17,144
CoStar Group, Inc.* (Professional Services)	220	17,139
Costco Wholesale Corp. (Food & Staples Retailing)	158	80,760
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	428	10,713
CSX Corp. (Road & Rail)	546	16,882
Cummins, Inc. (Machinery)	39	9,732
D.R. Horton, Inc. (Household Durables)	84	8,290
Danaher Corp. (Health Care Equipment & Supplies)	355	93,854
Deere & Co. (Machinery)	149	63,002
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	352	22,260
DexCom, Inc.* (Health Care Equipment & Supplies)	208	22,275
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	95	13,881
Discover Financial Services (Consumer Finance)	85	9,922
Dollar General Corp. (Multiline Retail)	122	28,500
Dollar Tree, Inc.* (Multiline Retail)	113	16,970
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	9	3,177
Electronic Arts, Inc. (Entertainment)	96	12,353
Elevance Health, Inc. (Health Care Providers & Services)	128	63,999
Eli Lilly & Co. (Pharmaceuticals)	426	146,608
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	73	16,161
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	317	41,923
EPAM Systems, Inc.* (IT Services)	21	6,986
EQT Corp. (Oil, Gas & Consumable Fuels)	200	6,534
Equifax, Inc. (Professional Services)	32	7,110
Etsy, Inc.* (Internet & Direct Marketing Retail)	40	5,503
Everest Re Group, Ltd. (Insurance)	12	4,196
Expeditors International of Washington, Inc. (Air Freight & Logistics)	85	9,193
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts (REITs))	35	5,524
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	2,223	257,891
FactSet Research Systems, Inc. (Capital Markets)	12	5,075
Fastenal Co. (Trading Companies & Distributors)	153	7,734
First Horizon Corp. (Banks)	1	20
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	55	9,768

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Growth ProFund :: 71

Common Stocks, continued

	Shares	Value
Fiserv, Inc.* (IT Services)	237	$25,283
FleetCor Technologies, Inc.* (IT Services)	21	4,385
FMC Corp. (Chemicals)	67	8,920
Fortinet, Inc.* (Software)	350	18,319
Freeport-McMoRan, Inc. (Metals & Mining)	774	34,536
Gartner, Inc.* (IT Services)	43	14,540
Gen Digital, Inc. (Software)	169	3,889
General Dynamics Corp. (Aerospace & Defense)	66	15,382
General Mills, Inc. (Food Products)	217	17,004
Genuine Parts Co. (Distributors)	56	9,398
Gilead Sciences, Inc. (Biotechnology)	678	56,911
Globe Life, Inc. (Insurance)	33	3,988
HCA Healthcare, Inc. (Health Care Providers & Services)	63	16,069
Hess Corp. (Oil, Gas & Consumable Fuels)	151	22,674
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	70	10,156
Hologic, Inc.* (Health Care Equipment & Supplies)	136	11,066
Hormel Foods Corp. (Food Products)	113	5,120
Humana, Inc. (Health Care Providers & Services)	44	22,515
IDEX Corp. (Machinery)	22	5,273
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	22	10,571
Illinois Tool Works, Inc. (Machinery)	76	17,939
Incyte Corp.* (Biotechnology)	99	8,429
Intuit, Inc. (Software)	79	33,391
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	93	22,849
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	49	11,241
Iron Mountain, Inc. (Equity Real Estate Investment Trusts (REITs))	101	5,513
J.B. Hunt Transport Services, Inc. (Road & Rail)	45	8,507
Jack Henry & Associates, Inc. (IT Services)	40	7,204
Johnson & Johnson (Pharmaceuticals)	874	142,829
Kellogg Co. (Food Products)	76	5,212
Keurig Dr Pepper, Inc. (Beverages)	230	8,114
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	53	9,506
Kimberly-Clark Corp. (Household Products)	87	11,311
KLA Corp. (Semiconductors & Semiconductor Equipment)	76	29,828
L3Harris Technologies, Inc. (Aerospace & Defense)	53	11,385
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	73	36,507
Lamb Weston Holding, Inc. (Food Products)	77	7,692
Leidos Holdings, Inc. (Professional Services)	48	4,744
Linde PLC (Chemicals)	163	53,943
Lockheed Martin Corp. (Aerospace & Defense)	89	41,231
Lowe's Cos., Inc. (Specialty Retail)	231	48,105
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	346	9,505
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	121	15,551
MarketAxess Holdings, Inc. (Capital Markets)	10	3,639
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	75	13,012
Marsh & McLennan Cos., Inc. (Insurance)	171	29,909
Masco Corp. (Building Products)	88	4,682
Mastercard, Inc.—Class A (IT Services)	459	170,105
McCormick & Co., Inc. (Food Products)	69	5,183
McDonald's Corp. (Hotels, Restaurants & Leisure)	245	65,514
McKesson Corp. (Health Care Providers & Services)	34	12,875
Merck & Co., Inc. (Pharmaceuticals)	1,369	147,044
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	8	12,263
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	145	11,255
Microsoft Corp. (Software)	2,334	578,388
Moderna, Inc.* (Biotechnology)	178	31,339
Molina Healthcare, Inc.* (Health Care Providers & Services)	31	9,667
Mondelez International, Inc.—Class A (Food Products)	399	26,111
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	23	9,811
Monster Beverage Corp.* (Beverages)	205	21,336
Moody's Corp. (Capital Markets)	40	12,910
Motorola Solutions, Inc. (Communications Equipment)	51	13,108
MSCI, Inc. (Capital Markets)	24	12,757
Nasdaq, Inc. (Capital Markets)	118	7,102
Northrop Grumman Corp. (Aerospace & Defense)	58	25,986
NRG Energy, Inc. (Electric Utilities)	61	2,087
Nucor Corp. (Metals & Mining)	138	23,325
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,343	262,382
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	82	15,113
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	393	25,462
Old Dominion Freight Line, Inc. (Road & Rail)	50	16,662
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	234	17,187
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	242	16,572
Oracle Corp. (Software)	491	43,434
O'Reilly Automotive, Inc.* (Specialty Retail)	33	26,148
Paychex, Inc. (IT Services)	98	11,354
Paycom Software, Inc.* (Software)	24	7,775
PepsiCo, Inc. (Beverages)	744	127,240
Pfizer, Inc. (Pharmaceuticals)	3,031	133,849
PG&E Corp.* (Electric Utilities)	869	13,818
Philip Morris International, Inc. (Tobacco)	453	47,221
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	127	29,254
Pool Corp. (Distributors)	13	5,013
Principal Financial Group, Inc. (Insurance)	74	6,849
PTC, Inc.* (Software)	58	7,823
Public Storage (Equity Real Estate Investment Trusts (REITs))	54	16,434
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	604	80,459
Quanta Services, Inc. (Construction & Engineering)	76	11,566
Quest Diagnostics, Inc. (Health Care Providers & Services)	41	6,088

See accompanying notes to the financial statements.

72 :: Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Raymond James Financial, Inc. (Capital Markets)	104	$11,728
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	59	44,750
Republic Services, Inc. (Commercial Services & Supplies)	61	7,614
ResMed, Inc. (Health Care Equipment & Supplies)	43	9,820
Rollins, Inc. (Commercial Services & Supplies)	126	4,586
SBA Communications Corp. (Equity Real Estate Investment Trusts (REITs))	32	9,521
Schlumberger, Ltd. (Energy Equipment & Services)	405	23,077
Sempra Energy (Multi-Utilities)	101	16,194
ServiceNow, Inc.* (Software)	109	49,609
Snap-on, Inc. (Machinery)	16	3,980
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	29	9,255
Starbucks Corp. (Hotels, Restaurants & Leisure)	317	34,597
Steel Dynamics, Inc. (Metals & Mining)	89	10,737
Synopsys, Inc.* (Software)	82	29,008
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	123	9,227
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	41	4,170
Tesla, Inc.* (Automobiles)	1,447	250,649
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	309	54,758
The AES Corp. (Independent Power and Renewable Electricity Producers)	215	5,893
The Charles Schwab Corp. (Capital Markets)	487	37,705
The Clorox Co. (Household Products)	29	4,196
The Coca-Cola Co. (Beverages)	1,365	83,702
The Hershey Co. (Food Products)	78	17,519
The Home Depot, Inc. (Specialty Retail)	292	94,657
The Mosaic Co. (Chemicals)	185	9,165
The Procter & Gamble Co. (Household Products)	702	99,951
The Progressive Corp. (Insurance)	316	43,086
The TJX Cos., Inc. (Specialty Retail)	402	32,908
The Travelers Cos., Inc. (Insurance)	69	13,187
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	659	21,246
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	212	120,910
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	219	32,699
Tractor Supply Co. (Specialty Retail)	61	13,907
TransDigm Group, Inc. (Aerospace & Defense)	13	9,331
Tyler Technologies, Inc.* (Software)	11	3,550
Ulta Beauty, Inc.* (Specialty Retail)	27	13,877
Union Pacific Corp. (Road & Rail)	166	33,896
UnitedHealth Group, Inc. (Health Care Providers & Services)	506	252,590
VeriSign, Inc.* (IT Services)	24	5,233
Verisk Analytics, Inc. (Professional Services)	39	7,090
Vertex Pharmaceuticals, Inc.* (Biotechnology)	139	44,911
VICI Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	298	10,186
Visa, Inc.—Class A (IT Services)	882	203,045
Vulcan Materials Co. (Construction Materials)	43	7,883
W.R. Berkley Corp. (Insurance)	113	7,926
W.W. Grainger, Inc. (Trading Companies & Distributors)	23	13,558
Waste Management, Inc. (Commercial Services & Supplies)	119	18,413
Waters Corp.* (Life Sciences Tools & Services)	31	10,186
WEC Energy Group, Inc. (Multi-Utilities)	88	8,271
Weyerhaeuser Co. (Equity Real Estate Investment Trusts (REITs))	227	7,816
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	97	12,659
TOTAL COMMON STOCKS (Cost $5,170,236)		9,527,721

Repurchase Agreements(a) (0.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.20%–4.22%, dated 1/31/23, due 2/1/23, total to be received $8,001	$8,000	$8,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,000)		8,000
TOTAL INVESTMENT SECURITIES (Cost $5,178,236)—100.8%		9,535,721
Net other assets (liabilities)—(0.8)%		(71,123)
NET ASSETS—100.0%		$9,464,598

*	Non-income producing security.

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Growth ProFund :: 73

Large-Cap Growth ProFund invested in the following industries as of January 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$103,315	1.1%
Air Freight & Logistics	12,599	0.1%
Automobiles	250,649	2.7%
Banks	20	NM
Beverages	255,696	2.7%
Biotechnology	410,604	4.3%
Building Products	4,682	0.1%
Capital Markets	116,488	1.2%
Chemicals	154,905	1.6%
Commercial Services & Supplies	58,048	0.6%
Communications Equipment	29,994	0.3%
Construction & Engineering	11,566	0.1%
Construction Materials	7,883	0.1%
Consumer Finance	37,561	0.4%
Distributors	14,411	0.2%
Electric Utilities	15,904	0.2%
Electrical Equipment	9,130	0.1%
Electronic Equipment, Instruments & Components	44,049	0.5%
Energy Equipment & Services	23,077	0.2%
Entertainment	29,735	0.3%
Equity Real Estate Investment Trusts (REITs)	84,481	0.9%
Food & Staples Retailing	80,760	0.9%
Food Products	99,312	1.1%
Gas Utilities	5,524	0.1%
Health Care Equipment & Supplies	243,614	2.6%
Health Care Providers & Services	408,820	4.3%
Hotels, Restaurants & Leisure	163,811	1.7%
Household Durables	8,290	0.1%
Household Products	133,941	1.4%
Independent Power and Renewable Electricity Producers	5,893	0.1%
Insurance	192,970	2.0%
Interactive Media & Services	604,187	6.4%
Internet & Direct Marketing Retail	232,802	2.5%
IT Services	549,603	5.8%
Life Sciences Tools & Services	172,466	1.8%
Machinery	142,564	1.5%
Metals & Mining	68,598	0.7%
Multiline Retail	45,470	0.5%
Multi-Utilities	24,464	0.3%
Oil, Gas & Consumable Fuels	759,408	8.0%
Pharmaceuticals	653,660	6.9%
Professional Services	36,083	0.4%
Road & Rail	75,947	0.8%
Semiconductors & Semiconductor Equipment	741,913	7.8%
Software	860,113	9.1%
Specialty Retail	253,991	2.7%
Technology Hardware, Storage & Peripherals	1,164,853	12.3%
Tobacco	69,876	0.7%
Trading Companies & Distributors	21,292	0.2%
Wireless Telecommunication Services	32,699	0.4%
Other**	(63,123)	(0.8)%
Total	$9,464,598	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

74 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks (99.4%)

	Shares	Value
3M Co. (Industrial Conglomerates)	388	$44,651
A.O. Smith Corp. (Building Products)	90	6,093
Abbott Laboratories (Health Care Equipment & Supplies)	587	64,892
Accenture PLC—Class A (IT Services)	226	63,065
Activision Blizzard, Inc. (Entertainment)	206	15,773
Adobe, Inc.* (Software)	172	63,698
Advance Auto Parts, Inc. (Specialty Retail)	44	6,700
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	521	39,153
Aflac, Inc. (Insurance)	399	29,327
Agilent Technologies, Inc. (Life Sciences Tools & Services)	84	12,775
Akamai Technologies, Inc.* (IT Services)	108	9,607
Alaska Air Group, Inc.* (Airlines)	90	4,621
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts (REITs))	102	16,395
Align Technology, Inc.* (Health Care Equipment & Supplies)	51	13,756
Allegion PLC (Building Products)	62	7,288
Alliant Energy Corp. (Electric Utilities)	177	9,563
Altria Group, Inc. (Tobacco)	603	27,159
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	3,360	346,517
Amcor PLC (Containers & Packaging)	1,041	12,554
Ameren Corp. (Multi-Utilities)	182	15,810
American Airlines Group, Inc.* (Airlines)	454	7,328
American Electric Power Co., Inc. (Electric Utilities)	360	33,826
American Express Co. (Consumer Finance)	215	37,611
American International Group, Inc. (Insurance)	521	32,938
American Tower Corp. (Equity Real Estate Investment Trusts (REITs))	154	34,402
American Water Works Co., Inc. (Water Utilities)	129	20,187
AmerisourceBergen Corp. (Health Care Providers & Services)	114	19,261
AMETEK, Inc. (Electrical Equipment)	80	11,594
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	192	32,922
ANSYS, Inc.* (Software)	62	16,514
Aon PLC (Insurance)	49	15,615
Aptiv PLC* (Auto Components)	189	21,374
Archer-Daniels-Midland Co. (Food Products)	198	16,404
Arthur J. Gallagher & Co. (Insurance)	52	10,177
Assurant, Inc. (Insurance)	38	5,038
AT&T, Inc. (Diversified Telecommunication Services)	4,999	101,830
Atmos Energy Corp. (Gas Utilities)	39	4,584
Autodesk, Inc.* (Software)	69	14,846
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	96	17,034
Avery Dennison Corp. (Containers & Packaging)	56	10,609
Baker Hughes Co. (Energy Equipment & Services)	701	22,250
Ball Corp. (Containers & Packaging)	221	12,871
Bank of America Corp. (Banks)	4,894	173,638
Bath & Body Works, Inc. (Specialty Retail)	158	7,270
Baxter International, Inc. (Health Care Equipment & Supplies)	354	16,174
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	200	50,444
Berkshire Hathaway, Inc.*—Class B (Diversified Financial Services)	1,265	394,073
Best Buy Co., Inc. (Specialty Retail)	140	12,421
Biogen, Inc.* (Biotechnology)	52	15,127
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	16	7,479
Bio-Techne Corp. (Life Sciences Tools & Services)	56	4,461
BlackRock, Inc.—Class A (Capital Markets)	102	77,439
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	28	68,154
BorgWarner, Inc. (Auto Components)	164	7,754
Boston Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	101	7,529
Boston Scientific Corp.* (Health Care Equipment & Supplies)	472	21,830
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	114	66,691
Broadridge Financial Solutions, Inc. (IT Services)	44	6,616
Brown & Brown, Inc. (Insurance)	67	3,924
Brown-Forman Corp.—Class B (Beverages)	57	3,795
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	39	3,907
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	150	7,809
Camden Property Trust (Equity Real Estate Investment Trusts (REITs))	74	9,118
Campbell Soup Co. (Food Products)	57	2,960
Capital One Financial Corp. (Consumer Finance)	268	31,892
Cardinal Health, Inc. (Health Care Providers & Services)	186	14,369
CarMax, Inc.* (Specialty Retail)	113	7,961
Carnival Corp.*—Class A (Hotels, Restaurants & Leisure)	697	7,542
Carrier Global Corp. (Building Products)	586	26,681
Catalent, Inc.* (Pharmaceuticals)	126	6,747
Caterpillar, Inc. (Machinery)	147	37,087
Cboe Global Markets, Inc. (Capital Markets)	25	3,072
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	221	18,898
CDW Corp. (Electronic Equipment, Instruments & Components)	34	6,665
Celanese Corp. (Chemicals)	72	8,870
Centene Corp.* (Health Care Providers & Services)	399	30,420
CenterPoint Energy, Inc. (Multi-Utilities)	441	13,283
Ceridian HCM Holding, Inc.* (Software)	108	7,806
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	34	8,271
Charter Communications, Inc.*—Class A (Media)	74	28,439
Chubb, Ltd. (Insurance)	126	28,664
Church & Dwight Co., Inc. (Household Products)	169	13,665
Cigna Corp. (Health Care Providers & Services)	109	34,517
Cincinnati Financial Corp. (Insurance)	109	12,333
Cintas Corp. (Commercial Services & Supplies)	25	11,094
Cisco Systems, Inc. (Communications Equipment)	2,879	140,121
Citigroup, Inc. (Banks)	1,357	70,863
Citizens Financial Group, Inc. (Banks)	343	14,859
CME Group, Inc. (Capital Markets)	254	44,872

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 75

Common Stocks, continued

	Shares	Value
CMS Energy Corp. (Multi-Utilities)	205	$12,954
Cognizant Technology Solutions Corp.—Class A (IT Services)	360	24,030
Colgate-Palmolive Co. (Household Products)	263	19,601
Comcast Corp.—Class A (Media)	3,024	118,993
Comerica, Inc. (Banks)	89	6,525
Conagra Brands, Inc. (Food Products)	337	12,533
Consolidated Edison, Inc. (Multi-Utilities)	248	23,637
Constellation Brands, Inc.—Class A (Beverages)	51	11,808
Constellation Energy Corp. (Electric Utilities)	232	19,804
Corning, Inc. (Electronic Equipment, Instruments & Components)	533	18,447
Corteva, Inc. (Chemicals)	154	9,925
Costco Wholesale Corp. (Food & Staples Retailing)	102	52,136
Crown Castle, Inc. (Equity Real Estate Investment Trusts (REITs))	306	45,322
CSX Corp. (Road & Rail)	768	23,747
Cummins, Inc. (Machinery)	49	12,227
CVS Health Corp. (Health Care Providers & Services)	921	81,250
D.R. Horton, Inc. (Household Durables)	109	10,757
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	86	12,725
DaVita, Inc.* (Health Care Providers & Services)	39	3,213
Delta Air Lines, Inc.* (Airlines)	451	17,633
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	150	5,525
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	200	22,924
Discover Financial Services (Consumer Finance)	80	9,338
DISH Network Corp.*—Class A (Media)	174	2,504
Dominion Energy, Inc. (Multi-Utilities)	583	37,102
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	15	5,295
Dover Corp. (Machinery)	99	15,031
Dow, Inc. (Chemicals)	495	29,378
DTE Energy Co. (Multi-Utilities)	135	15,710
Duke Energy Corp. (Electric Utilities)	541	55,425
DuPont de Nemours, Inc. (Chemicals)	348	25,735
DXC Technology Co.* (IT Services)	161	4,626
Eastman Chemical Co. (Chemicals)	84	7,406
Eaton Corp. PLC (Electrical Equipment)	280	45,419
eBay, Inc. (Internet & Direct Marketing Retail)	381	18,860
Ecolab, Inc. (Chemicals)	172	26,631
Edison International (Electric Utilities)	268	18,465
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	434	33,288
Electronic Arts, Inc. (Entertainment)	61	7,849
Emerson Electric Co. (Electrical Equipment)	414	37,351
Entergy Corp. (Electric Utilities)	142	15,376
EPAM Systems, Inc.* (IT Services)	15	4,990
Equifax, Inc. (Professional Services)	45	9,999
Equinix, Inc. (Equity Real Estate Investment Trusts (REITs))	65	47,978
Equity Residential (Equity Real Estate Investment Trusts (REITs))	238	15,149
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	46	10,399
Etsy, Inc.* (Internet & Direct Marketing Retail)	38	5,228
Everest Re Group, Ltd. (Insurance)	15	5,245
Evergy, Inc. (Electric Utilities)	164	10,275
Eversource Energy (Electric Utilities)	242	19,924
Exelon Corp. (Electric Utilities)	698	29,449
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	102	11,659
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts (REITs))	46	7,260
F5, Inc.* (Communications Equipment)	44	6,497
FactSet Research Systems, Inc. (Capital Markets)	9	3,806
Fastenal Co. (Trading Companies & Distributors)	206	10,413
Federal Realty Investment Trust (Equity Real Estate Investment Trusts (REITs))	52	5,800
FedEx Corp. (Air Freight & Logistics)	167	32,375
Fidelity National Information Services, Inc. (IT Services)	415	31,142
Fifth Third Bancorp (Banks)	479	17,383
First Horizon Corp. (Banks)	1	21
First Republic Bank (Banks)	129	18,174
FirstEnergy Corp. (Electric Utilities)	380	15,561
Fiserv, Inc.* (IT Services)	138	14,722
FleetCor Technologies, Inc.* (IT Services)	25	5,220
Ford Motor Co. (Automobiles)	2,765	37,355
Fortive Corp. (Machinery)	246	16,735
Fox Corp.—Class A (Media)	211	7,161
Fox Corp.—Class B (Media)	98	3,107
Franklin Resources, Inc. (Capital Markets)	200	6,240
Garmin, Ltd. (Household Durables)	108	10,679
GE HealthCare Technologies, Inc.* (Health Care Equipment & Supplies)	254	17,658
Gen Digital, Inc. (Software)	190	4,372
Generac Holdings, Inc.* (Electrical Equipment)	45	5,427
General Dynamics Corp. (Aerospace & Defense)	74	17,246
General Electric Co. (Industrial Conglomerates)	763	61,406
General Mills, Inc. (Food Products)	133	10,422
General Motors Co. (Automobiles)	999	39,281
Genuine Parts Co. (Distributors)	28	4,699
Global Payments, Inc. (IT Services)	189	21,304
Globe Life, Inc. (Insurance)	22	2,659
Halliburton Co. (Energy Equipment & Services)	637	26,257
Hartford Financial Services Group, Inc. (Insurance)	223	17,307
Hasbro, Inc. (Leisure Products)	89	5,266
HCA Healthcare, Inc. (Health Care Providers & Services)	69	17,600
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	377	10,360
Henry Schein, Inc.* (Health Care Providers & Services)	95	8,184
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	901	14,533
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	99	14,364
Honeywell International, Inc. (Industrial Conglomerates)	472	98,402
Hormel Foods Corp. (Food Products)	56	2,537
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts (REITs))	498	9,387
Howmet Aerospace, Inc. (Aerospace & Defense)	258	10,498
HP, Inc. (Technology Hardware, Storage & Peripherals)	619	18,038

See accompanying notes to the financial statements.

76 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Humana, Inc. (Health Care Providers & Services)	31	$15,863
Huntington Bancshares, Inc. (Banks)	1,008	15,291
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	28	6,175
IDEX Corp. (Machinery)	24	5,752
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	29	13,935
Illinois Tool Works, Inc. (Machinery)	95	22,424
Illumina, Inc.* (Life Sciences Tools & Services)	113	24,205
Ingersoll Rand, Inc. (Machinery)	286	16,016
Intel Corp. (Semiconductors & Semiconductor Equipment)	2,894	81,784
Intercontinental Exchange, Inc. (Capital Markets)	392	42,160
International Business Machines Corp. (IT Services)	636	85,687
International Flavors & Fragrances, Inc. (Chemicals)	180	20,243
International Paper Co. (Containers & Packaging)	250	10,455
Intuit, Inc. (Software)	93	39,308
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	127	31,203
Invesco, Ltd. (Capital Markets)	317	5,868
Invitation Homes, Inc. (Equity Real Estate Investment Trusts (REITs))	406	13,195
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	67	15,370
Iron Mountain, Inc. (Equity Real Estate Investment Trusts (REITs))	78	4,257
Jacobs Solutions, Inc. (Professional Services)	89	10,996
Johnson & Johnson (Pharmaceuticals)	695	113,577
Johnson Controls International PLC (Building Products)	483	33,602
JPMorgan Chase & Co. (Banks)	2,057	287,897
Juniper Networks, Inc. (Communications Equipment)	228	7,364
Kellogg Co. (Food Products)	80	5,486
Keurig Dr Pepper, Inc. (Beverages)	297	10,478
KeyCorp (Banks)	653	12,531
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	56	10,044
Kimberly-Clark Corp. (Household Products)	123	15,991
Kimco Realty Corp. (Equity Real Estate Investment Trusts (REITs))	433	9,725
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	1,388	25,400
L3Harris Technologies, Inc. (Aerospace & Defense)	67	14,393
Laboratory Corp. of America Holdings (Health Care Providers & Services)	64	16,136
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	232	13,688
Leidos Holdings, Inc. (Professional Services)	33	3,262
Lennar Corp.—Class A (Household Durables)	180	18,432
Lincoln National Corp. (Insurance)	108	3,826
Linde PLC (Chemicals)	135	44,678
Live Nation Entertainment, Inc.* (Entertainment)	101	8,129
LKQ Corp. (Distributors)	178	10,495
Lockheed Martin Corp. (Aerospace & Defense)	46	21,310
Loews Corp. (Insurance)	138	8,484
Lowe's Cos., Inc. (Specialty Retail)	135	28,114
Lumen Technologies, Inc. (Diversified Telecommunication Services)	657	3,449
LyondellBasell Industries N.V.—Class A (Chemicals)	180	17,404
M&T Bank Corp. (Banks)	121	18,876
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	169	21,720
MarketAxess Holdings, Inc. (Capital Markets)	15	5,458
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	94	16,311
Marsh & McLennan Cos., Inc. (Insurance)	126	22,039
Martin Marietta Materials, Inc. (Construction Materials)	45	16,184
Masco Corp. (Building Products)	45	2,394
Match Group, Inc.* (Interactive Media & Services)	194	10,499
McCormick & Co., Inc. (Food Products)	87	6,535
McDonald's Corp. (Hotels, Restaurants & Leisure)	193	51,608
McKesson Corp. (Health Care Providers & Services)	52	19,691
Medtronic PLC (Health Care Equipment & Supplies)	931	77,914
Meta Platforms, Inc.*—Class A (Interactive Media & Services)	1,576	234,777
MetLife, Inc. (Insurance)	461	33,663
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	6	9,198
MGM Resorts International (Hotels, Restaurants & Leisure)	222	9,193
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	198	15,369
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	762	45,949
Microsoft Corp. (Software)	2,197	544,439
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	80	13,338
Mohawk Industries, Inc.* (Household Durables)	38	4,562
Molson Coors Beverage Co.—Class B (Beverages)	133	6,993
Mondelez International, Inc.—Class A (Food Products)	439	28,729
Moody's Corp. (Capital Markets)	56	18,074
Morgan Stanley (Capital Markets)	926	90,127
Motorola Solutions, Inc. (Communications Equipment)	52	13,365
MSCI, Inc. (Capital Markets)	25	13,289
Nasdaq, Inc. (Capital Markets)	86	5,176
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	152	10,067
Netflix, Inc.* (Entertainment)	312	110,405
Newell Brands, Inc. (Household Durables)	264	4,213
Newmont Corp. (Metals & Mining)	556	29,429
News Corp.—Class A (Media)	266	5,389
News Corp.—Class B (Media)	81	1,656
NextEra Energy, Inc. (Electric Utilities)	1,394	104,034
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	882	112,305
NiSource, Inc. (Multi-Utilities)	286	7,937
Nordson Corp. (Machinery)	39	9,489
Norfolk Southern Corp. (Road & Rail)	163	40,067

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 77

Common Stocks, continued

	Shares	Value
Northern Trust Corp. (Capital Markets)	147	$14,255
Northrop Grumman Corp. (Aerospace & Defense)	29	12,993
Norwegian Cruise Line Holdings, Ltd.*(a) (Hotels, Restaurants & Leisure)	293	4,457
NRG Energy, Inc. (Electric Utilities)	85	2,909
NVR, Inc.* (Household Durables)	1	5,270
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	74	13,639
Omnicom Group, Inc. (Media)	142	12,211
Oracle Corp. (Software)	441	39,011
Organon & Co. (Pharmaceuticals)	178	5,363
Otis Worldwide Corp. (Machinery)	292	24,011
PACCAR, Inc. (Machinery)	242	26,453
Packaging Corp. of America (Containers & Packaging)	65	9,276
Paramount Global—Class B (Media)	351	8,129
Parker-Hannifin Corp. (Machinery)	89	29,014
Paychex, Inc. (IT Services)	96	11,123
PayPal Holdings, Inc.* (IT Services)	800	65,191
Pentair PLC (Machinery)	116	6,424
PerkinElmer, Inc. (Life Sciences Tools & Services)	89	12,240
Philip Morris International, Inc. (Tobacco)	501	52,224
Phillips 66 (Oil, Gas & Consumable Fuels)	334	33,490
Pinnacle West Capital Corp. (Electric Utilities)	80	5,964
Pool Corp. (Distributors)	9	3,470
PPG Industries, Inc. (Chemicals)	165	21,506
PPL Corp. (Electric Utilities)	515	15,244
Principal Financial Group, Inc. (Insurance)	64	5,923
Prologis, Inc. (Equity Real Estate Investment Trusts (REITs))	646	83,515
Prudential Financial, Inc. (Insurance)	258	27,075
Public Service Enterprise Group, Inc. (Multi-Utilities)	351	21,737
Public Storage (Equity Real Estate Investment Trusts (REITs))	44	13,391
PulteGroup, Inc. (Household Durables)	159	9,046
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	72	7,824
Quest Diagnostics, Inc. (Health Care Providers & Services)	28	4,157
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	29	3,592
Raytheon Technologies Corp. (Aerospace & Defense)	1,029	102,745
Realty Income Corp. (Equity Real Estate Investment Trusts (REITs))	439	29,777
Regency Centers Corp. (Equity Real Estate Investment Trusts (REITs))	108	7,196
Regions Financial Corp. (Banks)	656	15,442
Republic Services, Inc. (Commercial Services & Supplies)	65	8,113
ResMed, Inc. (Health Care Equipment & Supplies)	46	10,505
Robert Half International, Inc. (Professional Services)	78	6,549
Rockwell Automation, Inc. (Electrical Equipment)	80	22,562
Roper Technologies, Inc. (Software)	74	31,580
Ross Stores, Inc. (Specialty Retail)	242	28,602
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	153	9,936
S&P Global, Inc. (Capital Markets)	233	87,361
Salesforce, Inc.* (Software)	701	117,747
SBA Communications Corp. (Equity Real Estate Investment Trusts (REITs))	33	9,818
Schlumberger, Ltd. (Energy Equipment & Services)	467	26,610
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	132	8,947
Sealed Air Corp. (Containers & Packaging)	103	5,640
Sempra Energy (Multi-Utilities)	89	14,269
Signature Bank (Banks)	45	5,803
Simon Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	232	29,803
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	113	12,393
Snap-on, Inc. (Machinery)	18	4,477
Southwest Airlines Co. (Airlines)	417	14,916
Stanley Black & Decker, Inc. (Machinery)	102	9,110
Starbucks Corp. (Hotels, Restaurants & Leisure)	394	43,001
State Street Corp. (Capital Markets)	256	23,380
STERIS PLC (Health Care Equipment & Supplies)	72	14,869
Stryker Corp. (Health Care Equipment & Supplies)	238	60,407
SVB Financial Group* (Banks)	40	12,098
Synchrony Financial (Consumer Finance)	317	11,643
Sysco Corp. (Food & Staples Retailing)	354	27,421
T. Rowe Price Group, Inc. (Capital Markets)	158	18,402
Take-Two Interactive Software, Inc.* (Entertainment)	113	12,795
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	170	7,747
Target Corp. (Multiline Retail)	323	55,601
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	223	28,354
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	33	14,001
Teleflex, Inc. (Health Care Equipment & Supplies)	33	8,033
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	56	5,695
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	238	42,176
Textron, Inc. (Aerospace & Defense)	146	10,636
The AES Corp. (Independent Power and Renewable Electricity Producers)	191	5,235
The Allstate Corp. (Insurance)	186	23,895
The Bank of New York Mellon Corp. (Capital Markets)	515	26,044
The Boeing Co.* (Aerospace & Defense)	392	83,496
The Charles Schwab Corp. (Capital Markets)	438	33,910
The Clorox Co. (Household Products)	46	6,656
The Coca-Cola Co. (Beverages)	956	58,622
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	34	11,864
The Estee Lauder Cos., Inc. (Personal Products)	163	45,164
The Goldman Sachs Group, Inc. (Capital Markets)	238	87,063
The Home Depot, Inc. (Specialty Retail)	340	110,217
The Interpublic Group of Cos., Inc. (Media)	273	9,954

See accompanying notes to the financial statements.

78 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
The JM Smucker Co.—Class A (Food Products)	74	$11,307
The Kraft Heinz Co. (Food Products)	557	22,576
The Kroger Co. (Food & Staples Retailing)	454	20,262
The PNC Financial Services Group, Inc. (Banks)	283	46,817
The Procter & Gamble Co. (Household Products)	749	106,643
The Sherwin-Williams Co. (Chemicals)	165	39,037
The Southern Co. (Electric Utilities)	763	51,640
The TJX Cos., Inc. (Specialty Retail)	294	24,067
The Travelers Cos., Inc. (Insurance)	78	14,907
The Walt Disney Co.* (Entertainment)	1,280	138,868
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	133	19,858
Trane Technologies PLC (Building Products)	163	29,197
TransDigm Group, Inc. (Aerospace & Defense)	22	15,791
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	172	9,986
Truist Financial Corp. (Banks)	928	45,834
Tyler Technologies, Inc.* (Software)	16	5,164
Tyson Foods, Inc.—Class A (Food Products)	200	13,150
U.S. Bancorp (Banks)	948	47,210
UDR, Inc. (Equity Real Estate Investment Trusts (REITs))	215	9,157
Union Pacific Corp. (Road & Rail)	216	44,105
United Airlines Holdings, Inc.* (Airlines)	232	11,359
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	510	94,467
United Rentals, Inc.* (Trading Companies & Distributors)	49	21,607
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	46	6,818
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	272	38,088
Ventas, Inc. (Equity Real Estate Investment Trusts (REITs))	280	14,507
VeriSign, Inc.* (IT Services)	33	7,196
Verisk Analytics, Inc. (Professional Services)	61	11,089
Verizon Communications, Inc. (Diversified Telecommunication Services)	2,944	122,382
VF Corp. (Textiles, Apparel & Luxury Goods)	233	7,209
Viatris, Inc. (Pharmaceuticals)	848	10,312
VICI Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	291	9,946
Vulcan Materials Co. (Construction Materials)	39	7,150
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	503	18,541
Walmart, Inc. (Food & Staples Retailing)	988	142,144
Warner Bros Discovery, Inc.* (Entertainment)	1,549	22,957
Waste Management, Inc. (Commercial Services & Supplies)	108	16,711
WEC Energy Group, Inc. (Multi-Utilities)	106	9,963
Wells Fargo & Co. (Banks)	2,671	125,190
Welltower, Inc. (Equity Real Estate Investment Trusts (REITs))	332	24,913
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	52	13,811
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	220	9,669
Westinghouse Air Brake Technologies Corp. (Machinery)	127	13,184
WestRock Co. (Containers & Packaging)	177	6,945
Weyerhaeuser Co. (Equity Real Estate Investment Trusts (REITs))	221	7,609
Whirlpool Corp. (Household Durables)	39	6,068
Willis Towers Watson PLC (Insurance)	78	19,827
Wynn Resorts, Ltd.* (Hotels, Restaurants & Leisure)	72	7,462
Xcel Energy, Inc. (Electric Utilities)	385	26,476
Xylem, Inc. (Machinery)	127	13,209
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	72	9,397
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	38	12,015
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	148	18,846
Zions Bancorp (Banks)	103	5,475
Zoetis, Inc. (Pharmaceuticals)	328	54,281
TOTAL COMMON STOCKS (Cost $9,322,456)		11,545,223

Repurchase Agreements(b) (0.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.22%, dated 1/31/23, due 2/1/23, total to be received $85,010	$85,000	$85,000
TOTAL REPURCHASE AGREEMENTS (Cost $85,000)		85,000

Collateral for Securities Loaned(c)(NM)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 4.32%(d)	320	$320
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $320)		320
TOTAL INVESTMENT SECURITIES (Cost $9,407,776)—100.1%		11,630,543
Net other assets (liabilities)—(0.1)%		(17,015)
NET ASSETS—100.0%		$11,613,528

*	Non-income producing security.
(a)	All or part of this security was on loan as of January 31, 2023. The total value of securities on loan as of January 31, 2023 was $319.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at January 31, 2023.
(d)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2023.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 79

Large-Cap Value ProFund invested in the following industries as of January 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$295,284	2.5%
Air Freight & Logistics	130,749	1.1%
Airlines	55,857	0.5%
Auto Components	29,128	0.3%
Automobiles	76,636	0.7%
Banks	939,927	8.1%
Beverages	91,696	0.8%
Biotechnology	15,127	0.1%
Building Products	105,255	0.9%
Capital Markets	605,996	5.2%
Chemicals	250,813	2.2%
Commercial Services & Supplies	35,918	0.3%
Communications Equipment	167,347	1.4%
Construction Materials	23,334	0.2%
Consumer Finance	90,484	0.8%
Containers & Packaging	68,350	0.6%
Distributors	18,664	0.2%
Diversified Financial Services	394,073	3.4%
Diversified Telecommunication Services	227,661	2.0%
Electric Utilities	433,934	3.7%
Electrical Equipment	122,353	1.1%
Electronic Equipment, Instruments & Components	99,512	0.9%
Energy Equipment & Services	75,116	0.6%
Entertainment	316,775	2.7%
Equity Real Estate Investment Trusts (REITs)	539,205	4.6%
Food & Staples Retailing	260,503	2.2%
Food Products	132,639	1.1%
Gas Utilities	4,584	NM
Health Care Equipment & Supplies	471,144	4.1%
Health Care Providers & Services	271,479	2.3%
Hotels, Restaurants & Leisure	292,601	2.5%
Household Durables	69,027	0.6%
Household Products	162,556	1.4%
Independent Power and Renewable Electricity Producers	5,235	NM
Industrial Conglomerates	204,460	1.8%
Insurance	322,866	2.8%
Interactive Media & Services	245,276	2.1%
Internet & Direct Marketing Retail	370,604	3.2%
IT Services	354,519	3.1%
Leisure Products	5,266	0.1%
Life Sciences Tools & Services	107,809	0.9%
Machinery	260,644	2.2%
Media	197,543	1.7%
Metals & Mining	29,429	0.3%
Multiline Retail	55,601	0.5%
Multi-Utilities	172,402	1.5%
Oil, Gas & Consumable Fuels	118,699	1.0%
Personal Products	45,164	0.4%
Pharmaceuticals	190,280	1.6%
Professional Services	41,895	0.4%
Real Estate Management & Development	18,898	0.2%
Road & Rail	107,919	0.9%
Semiconductors & Semiconductor Equipment	363,595	3.1%
Software	884,485	7.6%
Specialty Retail	225,352	1.9%
Technology Hardware, Storage & Peripherals	61,254	0.5%
Textiles, Apparel & Luxury Goods	130,853	1.1%
Tobacco	79,383	0.7%
Trading Companies & Distributors	32,020	0.3%
Water Utilities	20,187	0.2%
Wireless Telecommunication Services	19,858	0.2%
Other**	68,305	0.6%
Total	$11,613,528	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

80 :: Materials UltraSector ProFund† :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks (72.9%)

	Shares	Value
Air Products & Chemicals, Inc. (Chemicals)	1,119	$358,651
Albemarle Corp. (Chemicals)	591	166,337
Alcoa Corp. (Metals & Mining)	893	46,650
Ashland, Inc. (Chemicals)	251	27,427
Axalta Coating Systems, Ltd.* (Chemicals)	1,113	33,501
Celanese Corp. (Chemicals)	503	61,970
CF Industries Holdings, Inc. (Chemicals)	990	83,853
Cleveland-Cliffs, Inc.* (Metals & Mining)	2,601	55,531
Commercial Metals Co. (Metals & Mining)	593	32,182
Corteva, Inc. (Chemicals)	3,606	232,407
Dow, Inc. (Chemicals)	3,552	210,811
DuPont de Nemours, Inc. (Chemicals)	2,507	185,393
Eastman Chemical Co. (Chemicals)	606	53,431
Ecolab, Inc. (Chemicals)	1,251	193,692
Element Solutions, Inc. (Chemicals)	1,136	23,265
FMC Corp. (Chemicals)	636	84,671
Freeport-McMoRan, Inc. (Metals & Mining)	7,214	321,888
Ginkgo Bioworks Holdings, Inc.*(a) (Chemicals)	4,485	8,746
Huntsman Corp. (Chemicals)	911	28,870
International Flavors & Fragrances, Inc. (Chemicals)	1,287	144,736
Linde PLC (Chemicals)	2,495	825,695
LyondellBasell Industries N.V.—Class A (Chemicals)	1,282	123,957
MP Materials Corp.* (Metals & Mining)	466	15,150
NewMarket Corp. (Chemicals)	34	11,713
Newmont Corp. (Metals & Mining)	4,006	212,038
Nucor Corp. (Metals & Mining)	1,295	218,881
Olin Corp. (Chemicals)	643	41,531
PPG Industries, Inc. (Chemicals)	1,186	154,583
Reliance Steel & Aluminum Co. (Metals & Mining)	296	67,325
Royal Gold, Inc. (Metals & Mining)	331	42,047
RPM International, Inc. (Chemicals)	652	58,621
Steel Dynamics, Inc. (Metals & Mining)	842	101,579
The Chemours Co. (Chemicals)	762	27,729
The Mosaic Co. (Chemicals)	1,718	85,110
The Scotts Miracle-Gro Co.(a) (Chemicals)	204	14,727
United States Steel Corp. (Metals & Mining)	1,183	33,704
Valvoline, Inc. (Chemicals)	893	32,737
Westlake Corp. (Chemicals)	174	21,359
TOTAL COMMON STOCKS (Cost $1,773,978)		4,442,498

Repurchase Agreements(b)(c) (26.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.22%, dated 1/31/23, due 2/1/23, total to be received $1,626,190	$1,626,000	$1,626,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,626,000)		1,626,000

Collateral for Securities Loaned(d) (0.4%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 4.32%(e)	22,671	$22,671
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $22,671)		22,671
TOTAL INVESTMENT SECURITIES (Cost $3,422,649)—100.0%		6,091,169
Net other assets (liabilities)—NM		2,928
NET ASSETS—100.0%		$6,094,097

†	As described in Note 11, effective March 17, 2023, this ProFund's name changed due to a change to its underlying benchmark index.
*	Non-income producing security.
(a)	All or part of this security was on loan as of January 31, 2023. The total value of securities on loan as of January 31, 2023 was $23,398.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2023, the aggregate amount held in a segregated account was $434,000.
(d)	Securities were purchased with cash collateral held from securities on loan at January 31, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2023.
NM	Not meaningful, amount is less than 0.05%.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Basic Materials Index	Goldman Sachs International	2/23/23	4.93%	$2,104,149	$46,580
Dow Jones U.S. Basic Materials Index	UBS AG	2/23/23	4.68%	2,584,506	60,033
				$4,688,655	$106,613

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Schedule of Portfolio Investments :: Materials UltraSector ProFund† :: 81

Materials UltraSector ProFund invested in the following industries as of January 31, 2023:

	Value	% of Net Assets
Chemicals	$3,295,522	54.1%
Metals & Mining	1,146,976	18.8%
Other**	1,651,599	27.1%
Total	$6,094,097	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

82 :: Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks (99.4%)

	Shares	Value
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	161	$13,527
Acuity Brands, Inc. (Electrical Equipment)	48	9,049
AECOM (Construction & Engineering)	232	20,247
Affiliated Managers Group, Inc. (Capital Markets)	77	13,301
AGCO Corp. (Machinery)	100	13,813
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	78	2,977
American Financial Group, Inc. (Insurance)	99	14,116
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	310	9,071
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts (REITs))	1,447	33,961
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	1,037	11,303
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	855	24,658
AptarGroup, Inc. (Containers & Packaging)	95	10,986
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	156	5,458
Ashland, Inc. (Chemicals)	103	11,255
AutoNation, Inc.* (Specialty Retail)	47	5,956
Avis Budget Group, Inc.* (Road & Rail)	77	15,403
Axon Enterprise, Inc.* (Aerospace & Defense)	209	40,847
Bank of Hawaii Corp. (Banks)	64	4,895
Belden, Inc. (Electronic Equipment, Instruments & Components)	132	10,704
BellRing Brands, Inc.* (Personal Products)	172	4,878
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	238	17,248
Black Hills Corp. (Multi-Utilities)	104	7,528
Blackbaud, Inc.* (Software)	64	3,981
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	143	8,910
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	456	10,730
Bruker Corp. (Life Sciences Tools & Services)	183	12,832
Brunswick Corp. (Leisure Products)	132	11,131
Builders FirstSource, Inc.* (Building Products)	453	36,104
Cabot Corp. (Chemicals)	175	13,183
CACI International, Inc.*—Class A (Professional Services)	44	13,556
Calix, Inc.* (Communications Equipment)	177	9,317
Carlisle Cos., Inc. (Building Products)	159	39,887
Casey's General Stores, Inc. (Food & Staples Retailing)	116	27,366
Cathay General Bancorp (Banks)	118	5,187
Celsius Holdings, Inc.* (Beverages)	123	12,340
ChampionX Corp. (Energy Equipment & Services)	617	20,373
Chart Industries, Inc.* (Machinery)	58	7,771
Chemed Corp. (Health Care Providers & Services)	32	16,164
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	48	5,899
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	102	25,306
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	171	15,457
Clean Harbors, Inc.* (Commercial Services & Supplies)	155	20,196
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	556	9,302
Cognex Corp. (Electronic Equipment, Instruments & Components)	280	15,327
Commerce Bancshares, Inc. (Banks)	239	15,908
Commercial Metals Co. (Metals & Mining)	202	10,963
CommVault Systems, Inc.* (Software)	93	5,787
Concentrix Corp. (IT Services)	131	18,577
Corporate Office Properties Trust (Equity Real Estate Investment Trusts (REITs))	181	5,081
Crane Holdings Co. (Machinery)	74	8,577
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	192	23,380
CubeSmart (Equity Real Estate Investment Trusts (REITs))	372	17,034
Cullen/Frost Bankers, Inc. (Banks)	132	17,198
Curtiss-Wright Corp. (Aerospace & Defense)	120	19,896
Darling Ingredients, Inc.* (Food Products)	496	32,880
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	82	35,053
Dick's Sporting Goods, Inc. (Specialty Retail)	86	11,245
Donaldson Co., Inc. (Machinery)	242	15,089
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	299	16,343
Dycom Industries, Inc.* (Construction & Engineering)	63	6,008
Dynatrace, Inc.* (Software)	622	23,903
Eagle Materials, Inc. (Construction Materials)	114	16,653
East West Bancorp, Inc. (Banks)	221	17,354
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	74	12,451
EMCOR Group, Inc. (Construction & Engineering)	146	21,645
Encompass Health Corp. (Health Care Providers & Services)	141	8,805
Envestnet, Inc.* (Software)	84	5,460
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	613	4,444
Essential Utilities, Inc. (Water Utilities)	738	34,487
Euronet Worldwide, Inc.* (IT Services)	73	8,226
Evercore, Inc. (Capital Markets)	56	7,269
Exelixis, Inc.* (Biotechnology)	1,000	17,620
ExlService Holdings, Inc.* (IT Services)	103	17,572
Fair Isaac Corp.* (Software)	77	51,278
Federated Hermes, Inc.—Class B (Capital Markets)	179	7,035
First Financial Bankshares, Inc. (Banks)	212	7,551
First Horizon Corp. (Banks)	1,095	27,080
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	209	11,150
FirstCash Holdings, Inc. (Consumer Finance)	116	10,693
Five Below, Inc.* (Specialty Retail)	120	23,656
Flowers Foods, Inc. (Food Products)	375	10,384
Fox Factory Holding Corp.* (Auto Components)	131	15,470
FTI Consulting, Inc.* (Professional Services)	106	16,909
Fulton Financial Corp. (Banks)	254	4,249
GATX Corp. (Trading Companies & Distributors)	57	6,524
Genpact, Ltd. (IT Services)	297	14,042
Gentex Corp. (Auto Components)	334	9,856
Glacier Bancorp, Inc. (Banks)	186	8,480

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap Growth ProFund :: 83

Common Stocks, continued

	Shares	Value
Globus Medical, Inc.* (Health Care Equipment & Supplies)	239	$18,045
Graco, Inc. (Machinery)	337	23,024
Grand Canyon Education, Inc.* (Diversified Consumer Services)	95	11,073
H&R Block, Inc. (Diversified Consumer Services)	480	18,710
Haemonetics Corp.* (Health Care Equipment & Supplies)	156	13,198
Halozyme Therapeutics, Inc.* (Biotechnology)	419	21,692
Hancock Whitney Corp. (Banks)	130	6,692
Harley-Davidson, Inc. (Automobiles)	257	11,830
HealthEquity, Inc.* (Health Care Providers & Services)	260	15,821
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	184	10,470
Hubbell, Inc. (Electrical Equipment)	166	37,999
IAA, Inc.* (Commercial Services & Supplies)	264	11,017
IDACORP, Inc. (Electric Utilities)	83	8,782
Inari Medical, Inc.* (Health Care Equipment & Supplies)	147	8,386
Ingevity Corp.* (Chemicals)	109	8,986
Insperity, Inc. (Professional Services)	111	12,271
Interactive Brokers Group, Inc. (Capital Markets)	178	14,229
International Bancshares Corp. (Banks)	100	4,687
Iridium Communications, Inc.* (Diversified Telecommunication Services)	390	23,338
ITT, Inc. (Machinery)	118	10,808
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	195	30,549
Jefferies Financial Group, Inc. (Diversified Financial Services)	565	22,193
KBR, Inc. (Professional Services)	425	21,773
Kinsale Capital Group, Inc. (Insurance)	67	18,656
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	250	14,775
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts (REITs))	150	15,981
Lancaster Colony Corp. (Food Products)	62	11,898
Landstar System, Inc. (Road & Rail)	112	19,357
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	213	12,248
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	423	32,059
Lennox International, Inc. (Building Products)	62	16,158
LHC Group, Inc.* (Health Care Providers & Services)	96	15,226
Life Storage, Inc. (Equity Real Estate Investment Trusts (REITs))	161	17,393
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	132	8,613
Lincoln Electric Holdings, Inc. (Machinery)	178	29,703
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	45	11,551
Louisiana-Pacific Corp. (Paper & Forest Products)	220	14,980
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	157	10,522
Manhattan Associates, Inc.* (Software)	112	14,600
Masimo Corp.* (Health Care Equipment & Supplies)	95	16,158
Matador Resources Co. (Oil, Gas & Consumable Fuels)	347	22,958
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	78	17,243
Mercury Systems, Inc.* (Aerospace & Defense)	105	5,248
MP Materials Corp.* (Metals & Mining)	286	9,298
MSA Safety, Inc. (Commercial Services & Supplies)	63	8,593
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	73	6,037
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	451	19,668
Murphy USA, Inc. (Specialty Retail)	65	17,682
National Fuel Gas Co. (Gas Utilities)	198	11,496
National Instruments Corp. (Electronic Equipment, Instruments & Components)	233	12,582
National Retail Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	292	13,826
National Storage Affiliates Trust (Equity Real Estate Investment Trusts (REITs))	122	4,978
Neurocrine Biosciences, Inc.* (Biotechnology)	297	32,946
New Jersey Resources Corp. (Gas Utilities)	194	9,684
NewMarket Corp. (Chemicals)	11	3,790
Nexstar Media Group, Inc. (Media)	117	23,958
NOV, Inc. (Energy Equipment & Services)	1,214	29,671
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	111	17,923
nVent Electric PLC (Electrical Equipment)	517	20,551
OGE Energy Corp. (Electric Utilities)	619	24,339
Olin Corp. (Chemicals)	394	25,448
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	89	4,874
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	354	10,422
ONE Gas, Inc. (Gas Utilities)	169	13,918
Option Care Health, Inc.* (Health Care Providers & Services)	478	13,800
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	90	8,330
Owens Corning (Building Products)	155	14,981
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	44	3,946
Paylocity Holding Corp.* (Software)	126	26,245
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	353	14,822
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)	283	19,168
Penumbra, Inc.* (Health Care Equipment & Supplies)	74	18,530
Performance Food Group Co.* (Food & Staples Retailing)	217	13,306
PNM Resources, Inc. (Electric Utilities)	165	8,164
Polaris, Inc. (Leisure Products)	88	10,106
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts (REITs))	141	6,902
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	177	15,238
Primerica, Inc. (Insurance)	79	12,778
Progyny, Inc.* (Health Care Providers & Services)	86	2,958
Qualys, Inc.* (Software)	106	12,228
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	92	7,876

See accompanying notes to the financial statements.

84 :: Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Range Resources Corp. (Oil, Gas & Consumable Fuels)	746	$18,665
Rayonier, Inc. (Equity Real Estate Investment Trusts (REITs))	250	9,098
Reliance Steel & Aluminum Co. (Metals & Mining)	182	41,396
RenaissanceRe Holdings, Ltd. (Insurance)	77	15,068
Repligen Corp.* (Life Sciences Tools & Services)	159	29,463
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts (REITs))	323	20,500
RLI Corp. (Insurance)	123	16,291
Royal Gold, Inc. (Metals & Mining)	202	25,660
RPM International, Inc. (Chemicals)	398	35,784
Saia, Inc.* (Road & Rail)	45	12,275
Science Applications International Corp. (Professional Services)	115	11,935
SEI Investments Co. (Capital Markets)	316	19,728
Selective Insurance Group, Inc. (Insurance)	187	17,765
Service Corp. International (Diversified Consumer Services)	474	35,148
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	112	21,047
Silgan Holdings, Inc. (Containers & Packaging)	257	13,849
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	52	8,159
Simpson Manufacturing Co., Inc. (Building Products)	132	14,139
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	26	2,996
SLM Corp. (Consumer Finance)	774	13,599
Sonoco Products Co. (Containers & Packaging)	152	9,289
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	3,410	18,823
Spire, Inc. (Gas Utilities)	80	5,778
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	176	5,623
STAAR Surgical Co.* (Health Care Equipment & Supplies)	102	7,196
STORE Capital Corp. (Equity Real Estate Investment Trusts (REITs))	394	12,691
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	149	2,597
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	114	8,246
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	120	4,889
Tempur Sealy International, Inc. (Household Durables)	528	21,516
Teradata Corp.* (Software)	144	5,023
Tetra Tech, Inc. (Commercial Services & Supplies)	94	14,618
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	205	20,588
The Boston Beer Co., Inc.*—Class A (Beverages)	20	7,772
The Brink's Co. (Commercial Services & Supplies)	68	4,461
The Chemours Co. (Chemicals)	265	9,643
The Hanover Insurance Group, Inc. (Insurance)	65	8,748
The Middleby Corp.* (Machinery)	80	12,436
The New York Times Co.—Class A (Media)	255	8,884
The Timken Co. (Machinery)	101	8,317
The Toro Co. (Machinery)	322	35,909
The Wendy's Co. (Hotels, Restaurants & Leisure)	527	11,752
TopBuild Corp.* (Household Durables)	51	10,203
Trex Co., Inc.* (Building Products)	181	9,542
United Bankshares, Inc. (Banks)	200	8,040
United Therapeutics Corp.* (Biotechnology)	139	36,581
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	85	11,265
Valmont Industries, Inc. (Construction & Engineering)	66	21,762
Valvoline, Inc. (Chemicals)	252	9,238
Vicor Corp.* (Electrical Equipment)	29	2,013
Visteon Corp.* (Auto Components)	87	13,602
Washington Federal, Inc. (Banks)	109	3,865
Watsco, Inc. (Trading Companies & Distributors)	103	29,599
Watts Water Technologies, Inc.—Class A (Machinery)	43	7,031
Westlake Corp. (Chemicals)	106	13,012
WEX, Inc.* (IT Services)	134	24,786
Williams-Sonoma, Inc. (Specialty Retail)	100	13,494
Wingstop, Inc. (Hotels, Restaurants & Leisure)	93	14,738
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	174	13,400
World Wrestling Entertainment, Inc.—Class A (Entertainment)	133	11,254
Worthington Industries, Inc. (Metals & Mining)	45	2,559
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	141	10,929
YETI Holdings, Inc.* (Leisure Products)	146	6,535
TOTAL COMMON STOCKS (Cost $2,486,578)		3,443,539

Repurchase Agreements(a) (0.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.20%–4.22%, dated 1/31/23, due 2/1/23, total to be received $13,002	$13,000	$13,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,000)		13,000
TOTAL INVESTMENT SECURITIES (Cost $2,499,578)—99.8%		3,456,539
Net other assets (liabilities)—0.2%		7,362
NET ASSETS—100.0%		$3,463,901

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap Growth ProFund :: 85

Mid-Cap Growth ProFund invested in the following industries as of January 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$65,991	1.9%
Auto Components	38,928	1.1%
Automobiles	11,830	0.3%
Banks	131,185	3.8%
Beverages	20,112	0.6%
Biotechnology	114,297	3.3%
Building Products	130,811	3.8%
Capital Markets	61,562	1.8%
Chemicals	130,339	3.8%
Commercial Services & Supplies	58,885	1.7%
Communications Equipment	9,317	0.3%
Construction & Engineering	69,662	2.0%
Construction Materials	16,653	0.5%
Consumer Finance	24,292	0.7%
Containers & Packaging	34,124	1.0%
Diversified Consumer Services	64,931	1.9%
Diversified Financial Services	22,193	0.6%
Diversified Telecommunication Services	23,338	0.7%
Electric Utilities	41,286	1.2%
Electrical Equipment	69,612	2.0%
Electronic Equipment, Instruments & Components	68,087	2.0%
Energy Equipment & Services	50,043	1.4%
Entertainment	11,254	0.3%
Equity Real Estate Investment Trusts (REITs)	168,237	4.9%
Food & Staples Retailing	63,543	1.8%
Food Products	55,162	1.6%
Gas Utilities	40,877	1.2%
Health Care Equipment & Supplies	127,573	3.7%
Health Care Providers & Services	86,301	2.5%
Hotels, Restaurants & Leisure	110,681	3.2%
Household Durables	31,719	0.9%
Independent Power and Renewable Electricity Producers	8,329	0.2%
Insurance	103,422	3.0%
IT Services	83,203	2.4%
Leisure Products	27,772	0.8%
Life Sciences Tools & Services	59,538	1.7%
Machinery	172,478	5.0%
Media	32,842	0.9%
Metals & Mining	89,876	2.6%
Mortgage Real Estate Investment Trusts (REITs)	33,961	1.0%
Multiline Retail	4,874	0.1%
Multi-Utilities	7,528	0.2%
Oil, Gas & Consumable Fuels	190,624	5.5%
Paper & Forest Products	14,980	0.4%
Personal Products	4,878	0.1%
Pharmaceuticals	30,549	0.9%
Professional Services	76,444	2.2%
Road & Rail	61,810	1.8%
Semiconductors & Semiconductor Equipment	123,741	3.6%
Software	148,506	4.3%
Specialty Retail	72,033	2.1%
Technology Hardware, Storage & Peripherals	8,246	0.2%
Textiles, Apparel & Luxury Goods	58,433	1.7%
Trading Companies & Distributors	42,160	1.2%
Water Utilities	34,487	1.0%
Other**	20,362	0.6%
Total	$3,463,901	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

86 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks (79.8%)

	Shares	Value
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	433	$36,381
ACI Worldwide, Inc.* (Software)	535	14,943
Acuity Brands, Inc. (Electrical Equipment)	155	29,221
Adient PLC* (Auto Components)	454	20,439
AECOM (Construction & Engineering)	666	58,122
Affiliated Managers Group, Inc. (Capital Markets)	180	31,093
AGCO Corp. (Machinery)	296	40,886
Alcoa Corp. (Metals & Mining)	845	44,143
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	310	11,833
ALLETE, Inc. (Electric Utilities)	275	17,012
Amedisys, Inc.* (Health Care Providers & Services)	155	14,982
American Financial Group, Inc. (Insurance)	335	47,768
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	479	14,016
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts (REITs))	2,236	52,479
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	1,598	17,418
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	1,321	38,098
Apartment Income REIT Corp. (Equity Real Estate Investment Trusts (REITs))	715	27,356
AptarGroup, Inc. (Containers & Packaging)	314	36,311
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	292	34,307
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	507	17,740
ASGN, Inc.* (Professional Services)	240	21,828
Ashland, Inc. (Chemicals)	240	26,225
Aspen Technology, Inc.* (Software)	137	27,229
Associated Banc-Corp. (Banks)	718	16,090
AutoNation, Inc.* (Specialty Retail)	162	20,529
Avient Corp. (Chemicals)	408	16,532
Avis Budget Group, Inc.* (Road & Rail)	120	24,005
Avnet, Inc. (Electronic Equipment, Instruments & Components)	437	20,050
Axon Enterprise, Inc.* (Aerospace & Defense)	324	63,323
Azenta, Inc.* (Life Sciences Tools & Services)	359	20,068
Bank of Hawaii Corp. (Banks)	190	14,533
Bank OZK (Banks)	528	24,114
Belden, Inc. (Electronic Equipment, Instruments & Components)	204	16,542
BellRing Brands, Inc.* (Personal Products)	648	18,377
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	645	46,742
Black Hills Corp. (Multi-Utilities)	310	22,438
Blackbaud, Inc.* (Software)	215	13,375
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	380	23,678
Brighthouse Financial, Inc.* (Insurance)	331	18,625
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	1,433	33,718
Bruker Corp. (Life Sciences Tools & Services)	479	33,587
Brunswick Corp. (Leisure Products)	345	29,094
Builders FirstSource, Inc.* (Building Products)	705	56,189
Cable One, Inc. (Media)	25	19,747
Cabot Corp. (Chemicals)	268	20,188
CACI International, Inc.*—Class A (Professional Services)	113	34,814
Cadence Bank (Banks)	873	22,331
Calix, Inc.* (Communications Equipment)	271	14,265
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	616	40,958
Carlisle Cos., Inc. (Building Products)	247	61,962
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	183	15,257
Casey's General Stores, Inc. (Food & Staples Retailing)	180	42,464
Cathay General Bancorp (Banks)	356	15,650
Celsius Holdings, Inc.* (Beverages)	194	19,463
ChampionX Corp. (Energy Equipment & Services)	951	31,402
Chart Industries, Inc.* (Machinery)	201	26,930
Chemed Corp. (Health Care Providers & Services)	70	35,360
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	134	16,467
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	159	39,448
Ciena Corp.* (Communications Equipment)	708	36,831
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	264	23,863
Clean Harbors, Inc.* (Commercial Services & Supplies)	240	31,272
Cleveland-Cliffs, Inc.* (Metals & Mining)	2,461	52,542
CNO Financial Group, Inc. (Insurance)	545	14,039
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	862	14,421
Coca-Cola Consolidated, Inc. (Beverages)	21	10,642
Cognex Corp. (Electronic Equipment, Instruments & Components)	828	45,325
Coherent Corp.* (Electronic Equipment, Instruments & Components)	662	28,731
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	169	16,207
Commerce Bancshares, Inc. (Banks)	546	36,342
Commercial Metals Co. (Metals & Mining)	560	30,391
CommVault Systems, Inc.* (Software)	211	13,131
Concentrix Corp. (IT Services)	201	28,504
Corporate Office Properties Trust (Equity Real Estate Investment Trusts (REITs))	539	15,130
Coty, Inc.*—Class A (Personal Products)	1,746	17,390
Cousins Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	722	19,797
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	106	11,827
Crane Holdings Co. (Machinery)	229	26,543
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	296	36,044
CubeSmart (Equity Real Estate Investment Trusts (REITs))	1,074	49,178
Cullen/Frost Bankers, Inc. (Banks)	306	39,866
Curtiss-Wright Corp. (Aerospace & Defense)	183	30,341
Dana, Inc. (Auto Components)	608	11,029
Darling Ingredients, Inc.* (Food Products)	764	50,646
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	127	54,290
Dick's Sporting Goods, Inc. (Specialty Retail)	264	34,521
Donaldson Co., Inc. (Machinery)	585	36,475
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts (REITs))	837	14,020
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	461	25,198

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 87

Common Stocks, continued

	Shares	Value
Dycom Industries, Inc.* (Construction & Engineering)	141	$13,447
Dynatrace, Inc.* (Software)	962	36,970
Eagle Materials, Inc. (Construction Materials)	176	25,710
East West Bancorp, Inc. (Banks)	673	52,843
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	208	34,996
EMCOR Group, Inc. (Construction & Engineering)	229	33,949
Encompass Health Corp. (Health Care Providers & Services)	476	29,726
Energizer Holdings, Inc. (Household Products)	317	11,761
EnerSys (Electrical Equipment)	194	16,106
Enovis Corp.* (Health Care Equipment & Supplies)	229	14,416
Envestnet, Inc.* (Software)	264	17,160
Envista Holdings Corp.* (Health Care Equipment & Supplies)	778	30,334
EPR Properties (Equity Real Estate Investment Trusts (REITs))	359	15,250
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	2,067	14,986
Esab Corp. (Machinery)	247	14,279
Essent Group, Ltd. (Thrifts & Mortgage Finance)	514	22,631
Essential Utilities, Inc. (Water Utilities)	1,141	53,319
Euronet Worldwide, Inc.* (IT Services)	225	25,353
Evercore, Inc. (Capital Markets)	169	21,938
Exelixis, Inc.* (Biotechnology)	1,542	27,170
ExlService Holdings, Inc.* (IT Services)	159	27,125
F.N.B. Corp. (Banks)	1,676	23,917
Fair Isaac Corp.* (Software)	120	79,913
Federated Hermes, Inc.—Class B (Capital Markets)	405	15,917
First American Financial Corp. (Insurance)	493	30,502
First Financial Bankshares, Inc. (Banks)	620	22,084
First Horizon Corp. (Banks)	2,564	63,407
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	631	33,664
FirstCash Holdings, Inc. (Consumer Finance)	180	16,592
Five Below, Inc.* (Specialty Retail)	264	52,041
Flowers Foods, Inc. (Food Products)	919	25,447
Flowserve Corp. (Machinery)	623	21,444
Fluor Corp.* (Construction & Engineering)	680	24,990
Foot Locker, Inc. (Specialty Retail)	380	16,534
Fortune Brands Innovations, Inc. (Building Products)	613	39,545
Fox Factory Holding Corp.* (Auto Components)	201	23,736
Frontier Communications Parent, Inc.* (Diversified Telecommunication Services)	1,063	31,475
FTI Consulting, Inc.* (Professional Services)	166	26,480
Fulton Financial Corp. (Banks)	799	13,367
GameStop Corp.*(a)—Class A (Specialty Retail)	1,207	26,397
GATX Corp. (Trading Companies & Distributors)	169	19,342
Genpact, Ltd. (IT Services)	807	38,155
Gentex Corp. (Auto Components)	1,120	33,051
Glacier Bancorp, Inc. (Banks)	528	24,072
Globus Medical, Inc.* (Health Care Equipment & Supplies)	370	27,935
Graco, Inc. (Machinery)	807	55,134
Graham Holdings Co.—Class B (Diversified Consumer Services)	18	11,760
Grand Canyon Education, Inc.* (Diversified Consumer Services)	148	17,251
Greif, Inc.—Class A (Containers & Packaging)	123	8,786
Grocery Outlet Holding Corp.* (Food & Staples Retailing)	422	12,825
GXO Logistics, Inc.* (Air Freight & Logistics)	567	29,671
H&R Block, Inc. (Diversified Consumer Services)	743	28,962
Haemonetics Corp.* (Health Care Equipment & Supplies)	243	20,558
Halozyme Therapeutics, Inc.* (Biotechnology)	645	33,392
Hancock Whitney Corp. (Banks)	409	21,055
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	1,665	14,053
Harley-Davidson, Inc. (Automobiles)	634	29,183
Hawaiian Electric Industries, Inc. (Electric Utilities)	525	22,192
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	1,817	39,120
HealthEquity, Inc.* (Health Care Providers & Services)	405	24,644
Helen of Troy, Ltd.* (Household Durables)	116	13,121
Hexcel Corp. (Aerospace & Defense)	402	28,373
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	641	36,473
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	503	15,276
Home BancShares, Inc. (Banks)	905	21,602
Hubbell, Inc. (Electrical Equipment)	257	58,829
IAA, Inc.* (Commercial Services & Supplies)	637	26,582
ICU Medical, Inc.* (Health Care Equipment & Supplies)	95	18,357
IDACORP, Inc. (Electric Utilities)	243	25,712
Inari Medical, Inc.* (Health Care Equipment & Supplies)	233	13,293
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	1,070	20,148
Ingevity Corp.* (Chemicals)	169	13,932
Ingredion, Inc. (Food Products)	314	32,279
Insperity, Inc. (Professional Services)	169	18,683
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	349	19,998
Interactive Brokers Group, Inc. (Capital Markets)	493	39,410
International Bancshares Corp. (Banks)	254	11,905
IPG Photonics Corp. (Electronic Equipment, Instruments & Components)	155	17,376
Iridium Communications, Inc.* (Diversified Telecommunication Services)	599	35,845
ITT, Inc. (Machinery)	395	36,178
Jabil, Inc. (Electronic Equipment, Instruments & Components)	645	50,716
Janus Henderson Group PLC (Capital Markets)	634	16,433
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	299	46,842
JBG Smith Properties (Equity Real Estate Investment Trusts (REITs))	471	9,486
Jefferies Financial Group, Inc. (Diversified Financial Services)	877	34,449
JetBlue Airways Corp.* (Airlines)	1,545	12,360
John Wiley & Sons, Inc.—Class A (Media)	204	9,343
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	225	41,596
KB Home (Household Durables)	398	15,303
KBR, Inc. (Professional Services)	655	33,556
Kemper Corp. (Insurance)	306	17,971

See accompanying notes to the financial statements.

88 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Kennametal, Inc. (Machinery)	383	$10,916
Kilroy Realty Corp. (Equity Real Estate Investment Trusts (REITs))	504	20,684
Kinsale Capital Group, Inc. (Insurance)	102	28,401
Kirby Corp.* (Marine)	285	20,172
Kite Realty Group Trust (Equity Real Estate Investment Trusts (REITs))	1,046	22,698
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	768	45,388
Kohl's Corp. (Multiline Retail)	556	17,998
Kyndryl Holdings, Inc.* (IT Services)	975	13,055
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts (REITs))	416	44,321
Lancaster Colony Corp. (Food Products)	95	18,231
Landstar System, Inc. (Road & Rail)	173	29,900
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	328	18,860
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	655	49,641
Lear Corp. (Auto Components)	282	41,110
Leggett & Platt, Inc. (Household Durables)	634	23,179
Lennox International, Inc. (Building Products)	155	40,396
LHC Group, Inc.* (Health Care Providers & Services)	148	23,473
Life Storage, Inc. (Equity Real Estate Investment Trusts (REITs))	405	43,756
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	447	29,167
Lincoln Electric Holdings, Inc. (Machinery)	275	45,889
Lithia Motors, Inc. (Specialty Retail)	130	34,216
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	120	30,803
LivaNova PLC* (Health Care Equipment & Supplies)	257	14,443
Louisiana-Pacific Corp. (Paper & Forest Products)	342	23,287
Lumentum Holdings, Inc.* (Communications Equipment)	328	19,739
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	243	16,286
Macy's, Inc. (Multiline Retail)	1,296	30,624
Manhattan Associates, Inc.* (Software)	299	38,978
ManpowerGroup, Inc. (Professional Services)	243	21,180
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	183	29,287
Masimo Corp.* (Health Care Equipment & Supplies)	233	39,628
MasTec, Inc.* (Construction & Engineering)	282	27,701
Matador Resources Co. (Oil, Gas & Consumable Fuels)	535	35,396
Mattel, Inc.* (Leisure Products)	1,694	34,659
Maximus, Inc. (IT Services)	289	21,632
MDU Resources Group, Inc. (Construction & Engineering)	972	30,045
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	2,856	36,985
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	120	26,528
Mercury Systems, Inc.* (Aerospace & Defense)	278	13,896
MGIC Investment Corp. (Thrifts & Mortgage Finance)	1,419	20,036
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	275	28,138
MP Materials Corp.* (Metals & Mining)	440	14,304
MSA Safety, Inc. (Commercial Services & Supplies)	176	24,005
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	225	18,608
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	697	30,396
Murphy USA, Inc. (Specialty Retail)	99	26,931
National Fuel Gas Co. (Gas Utilities)	437	25,372
National Instruments Corp. (Electronic Equipment, Instruments & Components)	623	33,642
National Retail Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	852	40,342
National Storage Affiliates Trust (Equity Real Estate Investment Trusts (REITs))	405	16,524
Navient Corp. (Consumer Finance)	506	9,599
NCR Corp.* (Technology Hardware, Storage & Peripherals)	655	17,960
Neogen Corp.* (Health Care Equipment & Supplies)	1,031	22,074
Neurocrine Biosciences, Inc.* (Biotechnology)	458	50,806
New Jersey Resources Corp. (Gas Utilities)	461	23,013
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	3,251	32,478
NewMarket Corp. (Chemicals)	32	11,024
Nexstar Media Group, Inc. (Media)	180	36,859
Nordstrom, Inc. (Multiline Retail)	531	10,376
NorthWestern Corp. (Multi-Utilities)	275	15,620
NOV, Inc. (Energy Equipment & Services)	1,877	45,874
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	169	27,288
nVent Electric PLC (Electrical Equipment)	796	31,641
OGE Energy Corp. (Electric Utilities)	958	37,668
Old National Bancorp (Banks)	1,398	24,465
Old Republic International Corp. (Insurance)	1,352	35,679
Olin Corp. (Chemicals)	609	39,335
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	278	15,223
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	1,120	32,973
Omnicell, Inc.* (Health Care Equipment & Supplies)	215	11,926
ONE Gas, Inc. (Gas Utilities)	257	21,167
Option Care Health, Inc.* (Health Care Providers & Services)	739	21,335
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	233	21,564
Oshkosh Corp. (Machinery)	314	31,645
Owens Corning (Building Products)	447	43,203
PacWest Bancorp (Banks)	563	15,573
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	155	13,902
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts (REITs))	1,073	15,784
Patterson Cos., Inc. (Health Care Providers & Services)	415	12,529
Paylocity Holding Corp.* (Software)	197	41,032
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	546	22,927

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 89

Common Stocks, continued

	Shares	Value
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)	440	$29,801
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts (REITs))	626	10,266
Penn Entertainment, Inc.* (Hotels, Restaurants & Leisure)	739	26,198
Penumbra, Inc.* (Health Care Equipment & Supplies)	183	45,824
Performance Food Group Co.* (Food & Staples Retailing)	743	45,561
Perrigo Co. PLC (Pharmaceuticals)	644	24,098
Physicians Realty Trust (Equity Real Estate Investment Trusts (REITs))	1,091	17,303
Pilgrim's Pride Corp.* (Food Products)	214	5,196
Pinnacle Financial Partners, Inc. (Banks)	366	28,815
PNM Resources, Inc. (Electric Utilities)	409	20,237
Polaris, Inc. (Leisure Products)	261	29,973
Portland General Electric Co. (Electric Utilities)	426	20,269
Post Holdings, Inc.* (Food Products)	261	24,782
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts (REITs))	387	18,944
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	275	23,675
Primerica, Inc. (Insurance)	176	28,468
Progyny, Inc.* (Health Care Providers & Services)	359	12,346
Prosperity Bancshares, Inc. (Banks)	437	33,151
PVH Corp. (Textiles, Apparel & Luxury Goods)	310	27,869
Qualys, Inc.* (Software)	166	19,150
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	257	22,002
R1 RCM, Inc.* (Health Care Providers & Services)	654	9,359
Range Resources Corp. (Oil, Gas & Consumable Fuels)	1,155	28,898
Rayonier, Inc. (Equity Real Estate Investment Trusts (REITs))	701	25,509
Regal Rexnord Corp. (Electrical Equipment)	317	44,126
Reinsurance Group of America, Inc. (Insurance)	321	48,719
Reliance Steel & Aluminum Co. (Metals & Mining)	282	64,142
RenaissanceRe Holdings, Ltd. (Insurance)	208	40,704
Repligen Corp.* (Life Sciences Tools & Services)	247	45,770
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts (REITs))	877	55,664
RH* (Specialty Retail)	92	28,703
RLI Corp. (Insurance)	194	25,695
Royal Gold, Inc. (Metals & Mining)	314	39,887
RPM International, Inc. (Chemicals)	616	55,384
Ryder System, Inc. (Road & Rail)	240	22,658
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	1,102	14,877
Saia, Inc.* (Road & Rail)	127	34,643
Science Applications International Corp. (Professional Services)	264	27,398
SEI Investments Co. (Capital Markets)	490	30,591
Selective Insurance Group, Inc. (Insurance)	289	27,455
Sensient Technologies Corp. (Chemicals)	201	15,214
Service Corp. International (Diversified Consumer Services)	736	54,574
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	173	32,512
Silgan Holdings, Inc. (Containers & Packaging)	402	21,664
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	159	24,949
Simpson Manufacturing Co., Inc. (Building Products)	204	21,850
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	78	8,988
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	641	30,864
SL Green Realty Corp. (Equity Real Estate Investment Trusts (REITs))	306	12,592
SLM Corp. (Consumer Finance)	1,193	20,961
Sonoco Products Co. (Containers & Packaging)	465	28,416
Sotera Health Co.* (Life Sciences Tools & Services)	471	8,120
Southwest Gas Holdings, Inc. (Gas Utilities)	296	19,811
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	5,272	29,101
Spire, Inc. (Gas Utilities)	250	18,055
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts (REITs))	666	29,224
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	507	16,199
STAAR Surgical Co.* (Health Care Equipment & Supplies)	229	16,156
Stericycle, Inc.* (Commercial Services & Supplies)	440	23,676
Stifel Financial Corp. (Capital Markets)	507	34,177
STORE Capital Corp. (Equity Real Estate Investment Trusts (REITs))	1,271	40,939
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	408	7,111
Sunrun, Inc.* (Electrical Equipment)	1,018	26,753
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	218	15,768
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	190	23,756
Syneos Health, Inc.* (Life Sciences Tools & Services)	493	17,709
Synovus Financial Corp. (Banks)	694	29,113
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	306	12,466
Taylor Morrison Home Corp.* (Household Durables)	518	18,544
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	201	20,532
TEGNA, Inc. (Media)	1,067	21,265
Tempur Sealy International, Inc. (Household Durables)	817	33,293
Tenet Healthcare Corp.* (Health Care Providers & Services)	518	28,412
Teradata Corp.* (Software)	486	16,952
Terex Corp. (Machinery)	324	16,514
Tetra Tech, Inc. (Commercial Services & Supplies)	254	39,502
Texas Capital Bancshares, Inc.* (Banks)	240	15,857
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	321	32,238
The Boston Beer Co., Inc.*—Class A (Beverages)	46	17,876
The Brink's Co. (Commercial Services & Supplies)	222	14,563
The Chemours Co. (Chemicals)	722	26,274

See accompanying notes to the financial statements.

90 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
The Gap, Inc. (Specialty Retail)	1,007	$13,665
The Goodyear Tire & Rubber Co.* (Auto Components)	1,352	15,210
The Hanover Insurance Group, Inc. (Insurance)	169	22,744
The Macerich Co. (Equity Real Estate Investment Trusts (REITs))	1,024	14,070
The Middleby Corp.* (Machinery)	257	39,951
The New York Times Co.—Class A (Media)	785	27,349
The Scotts Miracle-Gro Co.(a) (Chemicals)	194	14,005
The Timken Co. (Machinery)	317	26,105
The Toro Co. (Machinery)	497	55,426
The Wendy's Co. (Hotels, Restaurants & Leisure)	813	18,130
The Western Union Co. (IT Services)	1,845	26,144
Thor Industries, Inc. (Automobiles)	257	24,500
Toll Brothers, Inc. (Household Durables)	504	29,983
TopBuild Corp.* (Household Durables)	151	30,209
Topgolf Callaway Brands Corp.* (Leisure Products)	661	16,188
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	387	16,397
Trex Co., Inc.* (Building Products)	525	27,678
TripAdvisor, Inc.* (Interactive Media & Services)	499	11,627
UGI Corp. (Gas Utilities)	1,000	39,830
UMB Financial Corp. (Banks)	208	18,760
Umpqua Holdings Corp. (Banks)	1,035	18,837
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	901	11,163
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	940	10,246
United Bankshares, Inc. (Banks)	645	25,929
United States Steel Corp. (Metals & Mining)	1,120	31,909
United Therapeutics Corp.* (Biotechnology)	218	57,371
Univar Solutions, Inc.* (Trading Companies & Distributors)	778	26,825
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	208	27,566
Unum Group (Insurance)	895	37,617
Valley National Bancorp (Banks)	2,007	23,843
Valmont Industries, Inc. (Construction & Engineering)	102	33,632
Valvoline, Inc. (Chemicals)	845	30,978
ViaSat, Inc.* (Communications Equipment)	363	12,505
Vicor Corp.* (Electrical Equipment)	106	7,360
Victoria's Secret & Co.* (Specialty Retail)	387	16,312
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	619	14,169
Visteon Corp.* (Auto Components)	134	20,950
Vontier Corp. (Electronic Equipment, Instruments & Components)	753	17,342
Vornado Realty Trust (Equity Real Estate Investment Trusts (REITs))	771	18,805
Voya Financial, Inc.(a) (Diversified Financial Services)	465	32,443
Washington Federal, Inc. (Banks)	313	11,099
Watsco, Inc. (Trading Companies & Distributors)	159	45,692
Watts Water Technologies, Inc.—Class A (Machinery)	130	21,258
Webster Financial Corp. (Banks)	831	43,752
Werner Enterprises, Inc. (Road & Rail)	282	13,246
Westlake Corp. (Chemicals)	166	20,377
WEX, Inc.* (IT Services)	208	38,473
Williams-Sonoma, Inc. (Specialty Retail)	321	43,316
Wingstop, Inc. (Hotels, Restaurants & Leisure)	144	22,820
Wintrust Financial Corp. (Banks)	289	26,435
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	595	45,821
Woodward, Inc. (Machinery)	289	29,553
World Wrestling Entertainment, Inc.—Class A (Entertainment)	208	17,601
Worthington Industries, Inc. (Metals & Mining)	144	8,189
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	423	32,787
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	534	8,747
XPO, Inc.* (Air Freight & Logistics)	549	21,883
YETI Holdings, Inc.* (Leisure Products)	412	18,441
Ziff Davis, Inc.* (Interactive Media & Services)	225	20,133
TOTAL COMMON STOCKS (Cost $8,676,982)		10,715,604

Repurchase Agreements(b)(c) (20.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.22%, dated 1/31/23, due 2/1/23, total to be received $2,702,316	$2,702,000	$2,702,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,702,000)		2,702,000

Collateral for Securities Loaned(d) (0.5%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 4.32%(e)	70,397	$70,397
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $70,397)		70,397
TOTAL INVESTMENT SECURITIES (Cost $11,449,379)—100.4%		13,488,001
Net other assets (liabilities)—(0.4)%		(50,970)
NET ASSETS—100.0%		$13,437,031

*	Non-income producing security.
(a)	All or part of this security was on loan as of January 31, 2023. The total value of securities on loan as of January 31, 2023 was $71,216.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2023, the aggregate amount held in a segregated account was $219,000.
(d)	Securities were purchased with cash collateral held from securities on loan at January 31, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2023.

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 91

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	2/27/23	4.83%	$946,826	$11,409
S&P MidCap 400	UBS AG	2/27/23	4.68%	1,769,298	21,321
				$2,716,124	$32,730

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Mid-Cap ProFund invested in the following industries as of January 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$135,933	1.0%
Air Freight & Logistics	51,554	0.4%
Airlines	12,360	0.1%
Auto Components	165,525	1.2%
Automobiles	53,683	0.4%
Banks	738,808	5.5%
Beverages	47,981	0.4%
Biotechnology	186,479	1.4%
Building Products	290,823	2.2%
Capital Markets	189,559	1.4%
Chemicals	289,468	2.2%
Commercial Services & Supplies	159,600	1.2%
Communications Equipment	83,340	0.6%
Construction & Engineering	221,886	1.6%
Construction Materials	25,710	0.2%
Consumer Finance	47,152	0.3%
Containers & Packaging	95,177	0.7%
Diversified Consumer Services	112,547	0.8%
Diversified Financial Services	66,892	0.5%
Diversified Telecommunication Services	67,320	0.5%
Electric Utilities	143,090	1.1%
Electrical Equipment	214,036	1.6%
Electronic Equipment, Instruments & Components	356,822	2.6%
Energy Equipment & Services	77,276	0.6%
Entertainment	17,601	0.1%
Equity Real Estate Investment Trusts (REITs)	859,399	6.4%
Food & Staples Retailing	163,791	1.2%
Food Products	156,581	1.2%
Gas Utilities	147,248	1.1%
Health Care Equipment & Supplies	380,783	2.8%
Health Care Providers & Services	248,547	1.8%
Hotels, Restaurants & Leisure	312,346	2.3%
Household Durables	163,632	1.2%
Household Products	11,761	0.1%
Independent Power and Renewable Electricity Producers	21,564	0.2%
Insurance	424,387	3.2%
Interactive Media & Services	31,760	0.2%
IT Services	218,441	1.6%
Leisure Products	128,355	1.0%
Life Sciences Tools & Services	151,782	1.1%
Machinery	535,125	4.0%
Marine	20,172	0.1%
Media	114,563	0.9%
Metals & Mining	285,507	2.1%
Mortgage Real Estate Investment Trusts (REITs)	52,479	0.4%
Multiline Retail	74,221	0.6%
Multi-Utilities	38,058	0.3%
Oil, Gas & Consumable Fuels	323,113	2.4%
Paper & Forest Products	23,287	0.2%
Personal Products	35,767	0.3%
Pharmaceuticals	70,940	0.5%
Professional Services	183,939	1.4%
Real Estate Management & Development	41,596	0.3%
Road & Rail	169,840	1.3%
Semiconductors & Semiconductor Equipment	305,643	2.3%
Software	318,833	2.4%
Specialty Retail	313,165	2.3%
Technology Hardware, Storage & Peripherals	42,475	0.3%
Textiles, Apparel & Luxury Goods	256,951	1.9%
Thrifts & Mortgage Finance	75,145	0.6%
Trading Companies & Distributors	110,467	0.8%
Water Utilities	53,319	0.4%
Other**	2,721,427	20.2%
Total	$13,437,031	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

92 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks (100.1%)

	Shares	Value
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	437	$36,717
ACI Worldwide, Inc.* (Software)	1,290	36,030
Acuity Brands, Inc. (Electrical Equipment)	188	35,442
Adient PLC* (Auto Components)	1,084	48,802
AECOM (Construction & Engineering)	734	64,056
Affiliated Managers Group, Inc. (Capital Markets)	148	25,566
AGCO Corp. (Machinery)	338	46,688
Alcoa Corp. (Metals & Mining)	2,022	105,629
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	449	17,138
ALLETE, Inc. (Electric Utilities)	649	40,147
Amedisys, Inc.* (Health Care Providers & Services)	369	35,668
American Financial Group, Inc. (Insurance)	437	62,312
Apartment Income REIT Corp. (Equity Real Estate Investment Trusts (REITs))	1,715	65,616
AptarGroup, Inc. (Containers & Packaging)	396	45,793
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	701	82,360
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	632	22,114
ASGN, Inc.* (Professional Services)	568	51,659
Ashland, Inc. (Chemicals)	188	20,543
Aspen Technology, Inc.* (Software)	333	66,184
Associated Banc-Corp. (Banks)	1,724	38,635
AutoNation, Inc.* (Specialty Retail)	212	26,865
Avient Corp. (Chemicals)	976	39,547
Avnet, Inc. (Electronic Equipment, Instruments & Components)	1,047	48,036
Azenta, Inc.* (Life Sciences Tools & Services)	858	47,963
Bank of Hawaii Corp. (Banks)	220	16,828
Bank OZK (Banks)	1,268	57,910
BellRing Brands, Inc.* (Personal Products)	913	25,893
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	662	47,975
Black Hills Corp. (Multi-Utilities)	360	26,057
Blackbaud, Inc.* (Software)	271	16,859
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	372	23,179
Brighthouse Financial, Inc.* (Insurance)	786	44,228
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	1,754	41,272
Bruker Corp. (Life Sciences Tools & Services)	469	32,886
Brunswick Corp. (Leisure Products)	338	28,504
Cable One, Inc. (Media)	54	42,654
CACI International, Inc.*—Class A (Professional Services)	97	29,885
Cadence Bank (Banks)	2,084	53,309
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	1,472	97,873
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	437	36,433
Cathay General Bancorp (Banks)	422	18,551
Chart Industries, Inc.* (Machinery)	264	35,371
Chemed Corp. (Health Care Providers & Services)	54	27,278
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	128	15,730
Ciena Corp.* (Communications Equipment)	1,690	87,914
Cleveland-Cliffs, Inc.* (Metals & Mining)	5,897	125,902
CNO Financial Group, Inc. (Insurance)	1,312	33,797
Coca-Cola Consolidated, Inc. (Beverages)	51	25,846
Cognex Corp. (Electronic Equipment, Instruments & Components)	946	51,784
Coherent Corp.* (Electronic Equipment, Instruments & Components)	1,588	68,919
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	411	39,415
Commerce Bancshares, Inc. (Banks)	424	28,221
Commercial Metals Co. (Metals & Mining)	590	32,019
CommVault Systems, Inc.* (Software)	171	10,641
Corporate Office Properties Trust (Equity Real Estate Investment Trusts (REITs))	619	17,375
Coty, Inc.*—Class A (Personal Products)	4,179	41,623
Cousins Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	1,733	47,519
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	257	28,676
Crane Holdings Co. (Machinery)	271	31,412
CubeSmart (Equity Real Estate Investment Trusts (REITs))	1,184	54,215
Cullen/Frost Bankers, Inc. (Banks)	240	31,267
Dana, Inc. (Auto Components)	1,463	26,539
Dick's Sporting Goods, Inc. (Specialty Retail)	321	41,974
Donaldson Co., Inc. (Machinery)	506	31,549
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts (REITs))	2,007	33,617
Dycom Industries, Inc.* (Construction & Engineering)	109	10,395
East West Bancorp, Inc. (Banks)	786	61,717
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	220	37,015
Encompass Health Corp. (Health Care Providers & Services)	612	38,219
Energizer Holdings, Inc. (Household Products)	762	28,270
EnerSys (Electrical Equipment)	464	38,521
Enovis Corp.* (Health Care Equipment & Supplies)	546	34,371
Envestnet, Inc.* (Software)	327	21,255
Envista Holdings Corp.* (Health Care Equipment & Supplies)	1,868	72,833
EPR Properties (Equity Real Estate Investment Trusts (REITs))	858	36,448
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	2,676	19,401
Esab Corp. (Machinery)	590	34,108
Essent Group, Ltd. (Thrifts & Mortgage Finance)	1,227	54,025
Euronet Worldwide, Inc.* (IT Services)	271	30,536
Evercore, Inc. (Capital Markets)	205	26,611
F.N.B. Corp. (Banks)	4,013	57,266
Federated Hermes, Inc.—Class B (Capital Markets)	298	11,711
First American Financial Corp. (Insurance)	1,188	73,502
First Financial Bankshares, Inc. (Banks)	694	24,720
First Horizon Corp. (Banks)	2,086	51,587
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	741	39,532
Five Below, Inc.* (Specialty Retail)	200	39,426
Flowers Foods, Inc. (Food Products)	811	22,457

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap Value ProFund :: 93

Common Stocks, continued

	Shares	Value
Flowserve Corp. (Machinery)	1,498	$51,561
Fluor Corp.* (Construction & Engineering)	1,624	59,682
Foot Locker, Inc. (Specialty Retail)	911	39,638
Fortune Brands Innovations, Inc. (Building Products)	1,465	94,508
Frontier Communications Parent, Inc.* (Diversified Telecommunication Services)	2,550	75,506
Fulton Financial Corp. (Banks)	979	16,379
GameStop Corp.*(a)—Class A (Specialty Retail)	2,894	63,292
GATX Corp. (Trading Companies & Distributors)	194	22,203
Genpact, Ltd. (IT Services)	828	39,148
Gentex Corp. (Auto Components)	1,445	42,642
Glacier Bancorp, Inc. (Banks)	583	26,579
Graco, Inc. (Machinery)	673	45,979
Graham Holdings Co.—Class B (Diversified Consumer Services)	45	29,399
Greif, Inc.—Class A (Containers & Packaging)	295	21,072
Grocery Outlet Holding Corp.* (Food & Staples Retailing)	1,016	30,876
GXO Logistics, Inc.* (Air Freight & Logistics)	1,357	71,012
Hancock Whitney Corp. (Banks)	505	25,997
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	3,990	33,676
Harley-Davidson, Inc. (Automobiles)	563	25,915
Hawaiian Electric Industries, Inc. (Electric Utilities)	1,253	52,964
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	4,356	93,785
Helen of Troy, Ltd.* (Household Durables)	271	30,653
Hexcel Corp. (Aerospace & Defense)	961	67,827
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	860	48,934
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	1,199	36,414
Home BancShares, Inc. (Banks)	2,172	51,846
IAA, Inc.* (Commercial Services & Supplies)	547	22,826
ICU Medical, Inc.* (Health Care Equipment & Supplies)	233	45,023
IDACORP, Inc. (Electric Utilities)	271	28,675
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	2,561	48,224
Ingredion, Inc. (Food Products)	751	77,202
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	826	47,330
Interactive Brokers Group, Inc. (Capital Markets)	521	41,649
International Bancshares Corp. (Banks)	236	11,061
IPG Photonics Corp. (Electronic Equipment, Instruments & Components)	366	41,029
ITT, Inc. (Machinery)	509	46,619
Jabil, Inc. (Electronic Equipment, Instruments & Components)	1,541	121,169
Janus Henderson Group PLC (Capital Markets)	1,519	39,372
JBG Smith Properties (Equity Real Estate Investment Trusts (REITs))	1,132	22,798
JetBlue Airways Corp.* (Airlines)	3,699	29,592
John Wiley & Sons, Inc.—Class A (Media)	486	22,259
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	544	100,569
KB Home (Household Durables)	948	36,451
Kemper Corp. (Insurance)	730	42,873
Kennametal, Inc. (Machinery)	920	26,220
Kilroy Realty Corp. (Equity Real Estate Investment Trusts (REITs))	1,201	49,289
Kirby Corp.* (Marine)	689	48,767
Kite Realty Group Trust (Equity Real Estate Investment Trusts (REITs))	2,507	54,402
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	920	54,371
Kohl's Corp. (Multiline Retail)	1,329	43,020
Kyndryl Holdings, Inc.* (IT Services)	2,331	31,212
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts (REITs))	437	46,558
Lear Corp. (Auto Components)	673	98,109
Leggett & Platt, Inc. (Household Durables)	1,515	55,388
Lennox International, Inc. (Building Products)	141	36,747
Life Storage, Inc. (Equity Real Estate Investment Trusts (REITs))	381	41,163
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	579	37,780
Lithia Motors, Inc. (Specialty Retail)	314	82,644
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	109	27,979
LivaNova PLC* (Health Care Equipment & Supplies)	610	34,282
Lumentum Holdings, Inc.* (Communications Equipment)	776	46,700
Macy's, Inc. (Multiline Retail)	3,102	73,299
Manhattan Associates, Inc.* (Software)	302	39,369
ManpowerGroup, Inc. (Professional Services)	579	50,466
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	437	69,938
Masimo Corp.* (Health Care Equipment & Supplies)	205	34,866
MasTec, Inc.* (Construction & Engineering)	673	66,109
Mattel, Inc.* (Leisure Products)	4,053	82,923
Maximus, Inc. (IT Services)	689	51,572
MDU Resources Group, Inc. (Construction & Engineering)	2,329	71,990
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	6,843	88,617
Mercury Systems, Inc.* (Aerospace & Defense)	276	13,796
MGIC Investment Corp. (Thrifts & Mortgage Finance)	3,403	48,050
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	649	66,405
MSA Safety, Inc. (Commercial Services & Supplies)	191	26,050
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	265	21,916
National Fuel Gas Co. (Gas Utilities)	314	18,231
National Instruments Corp. (Electronic Equipment, Instruments & Components)	629	33,966
National Retail Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	956	45,267
National Storage Affiliates Trust (Equity Real Estate Investment Trusts (REITs))	510	20,808
Navient Corp. (Consumer Finance)	1,206	22,878
NCR Corp.* (Technology Hardware, Storage & Peripherals)	1,574	43,159
Neogen Corp.* (Health Care Equipment & Supplies)	2,472	52,926
New Jersey Resources Corp. (Gas Utilities)	387	19,319

See accompanying notes to the financial statements.

94 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	7,780	$77,722
NewMarket Corp. (Chemicals)	39	13,436
Nordstrom, Inc. (Multiline Retail)	1,275	24,914
NorthWestern Corp. (Multi-Utilities)	662	37,601
Old National Bancorp (Banks)	3,352	58,660
Old Republic International Corp. (Insurance)	3,239	85,477
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	338	18,509
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	1,365	40,186
Omnicell, Inc.* (Health Care Equipment & Supplies)	509	28,234
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	226	20,916
Oshkosh Corp. (Machinery)	751	75,687
Owens Corning (Building Products)	493	47,648
PacWest Bancorp (Banks)	1,343	37,147
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	205	18,386
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts (REITs))	2,569	37,790
Patterson Cos., Inc. (Health Care Providers & Services)	993	29,979
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts (REITs))	1,508	24,731
Penn Entertainment, Inc.* (Hotels, Restaurants & Leisure)	1,780	63,101
Penumbra, Inc.* (Health Care Equipment & Supplies)	165	41,318
Performance Food Group Co.* (Food & Staples Retailing)	977	59,910
Perrigo Co. PLC (Pharmaceuticals)	1,539	57,589
Physicians Realty Trust (Equity Real Estate Investment Trusts (REITs))	2,617	41,506
Pilgrim's Pride Corp.* (Food Products)	517	12,553
Pinnacle Financial Partners, Inc. (Banks)	879	69,204
PNM Resources, Inc. (Electric Utilities)	372	18,407
Polaris, Inc. (Leisure Products)	302	34,682
Portland General Electric Co. (Electric Utilities)	1,021	48,579
Post Holdings, Inc.* (Food Products)	625	59,343
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts (REITs))	397	19,433
Primerica, Inc. (Insurance)	128	20,704
Progyny, Inc.* (Health Care Providers & Services)	543	18,674
Prosperity Bancshares, Inc. (Banks)	1,047	79,424
PVH Corp. (Textiles, Apparel & Luxury Goods)	748	67,245
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	271	23,200
R1 RCM, Inc.* (Health Care Providers & Services)	1,572	22,495
Rayonier, Inc. (Equity Real Estate Investment Trusts (REITs))	755	27,474
Regal Rexnord Corp. (Electrical Equipment)	762	106,071
Reinsurance Group of America, Inc. (Insurance)	769	116,712
RenaissanceRe Holdings, Ltd. (Insurance)	218	42,660
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts (REITs))	904	57,377
RH* (Specialty Retail)	218	68,014
Ryder System, Inc. (Road & Rail)	575	54,286
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	2,643	35,681
Saia, Inc.* (Road & Rail)	128	34,916
Science Applications International Corp. (Professional Services)	207	21,482
Sensient Technologies Corp. (Chemicals)	487	36,861
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	179	28,087
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	79	9,103
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	1,539	74,103
SL Green Realty Corp. (Equity Real Estate Investment Trusts (REITs))	734	30,204
Sonoco Products Co. (Containers & Packaging)	547	33,427
Sotera Health Co.* (Life Sciences Tools & Services)	1,131	19,498
Southwest Gas Holdings, Inc. (Gas Utilities)	705	47,186
Spire, Inc. (Gas Utilities)	309	22,316
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts (REITs))	1,598	70,120
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	560	17,892
STAAR Surgical Co.* (Health Care Equipment & Supplies)	179	12,628
Stericycle, Inc.* (Commercial Services & Supplies)	1,053	56,663
Stifel Financial Corp. (Capital Markets)	1,212	81,701
STORE Capital Corp. (Equity Real Estate Investment Trusts (REITs))	1,581	50,924
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	429	7,477
Sunrun, Inc.* (Electrical Equipment)	2,438	64,071
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	106	7,667
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	450	56,264
Syneos Health, Inc.* (Life Sciences Tools & Services)	1,179	42,350
Synovus Financial Corp. (Banks)	1,663	69,763
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	295	12,018
Taylor Morrison Home Corp.* (Household Durables)	1,241	44,428
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	487	49,747
TEGNA, Inc. (Media)	2,554	50,900
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,235	67,739
Teradata Corp.* (Software)	632	22,044
Terex Corp. (Machinery)	770	39,247
Tetra Tech, Inc. (Commercial Services & Supplies)	260	40,435
Texas Capital Bancshares, Inc.* (Banks)	568	37,528
The Boston Beer Co., Inc.*—Class A (Beverages)	36	13,990
The Brink's Co. (Commercial Services & Supplies)	282	18,499
The Chemours Co. (Chemicals)	745	27,111
The Gap, Inc. (Specialty Retail)	2,410	32,704

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Schedule of Portfolio Investments :: Mid-Cap Value ProFund :: 95

Common Stocks, continued

	Shares	Value
The Goodyear Tire & Rubber Co.* (Auto Components)	3,238	$36,428
The Hanover Insurance Group, Inc. (Insurance)	171	23,013
The Macerich Co. (Equity Real Estate Investment Trusts (REITs))	2,464	33,855
The Middleby Corp.* (Machinery)	322	50,055
The New York Times Co.—Class A (Media)	937	32,645
The Scotts Miracle-Gro Co.(a) (Chemicals)	461	33,280
The Timken Co. (Machinery)	387	31,869
The Western Union Co. (IT Services)	4,411	62,504
Thor Industries, Inc. (Automobiles)	610	58,151
Toll Brothers, Inc. (Household Durables)	1,201	71,447
TopBuild Corp.* (Household Durables)	177	35,411
Topgolf Callaway Brands Corp.* (Leisure Products)	1,581	38,719
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	932	39,489
Trex Co., Inc.* (Building Products)	590	31,105
TripAdvisor, Inc.* (Interactive Media & Services)	1,200	27,960
UGI Corp. (Gas Utilities)	2,392	95,273
UMB Financial Corp. (Banks)	500	45,095
Umpqua Holdings Corp. (Banks)	2,480	45,136
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	2,162	26,787
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	2,259	24,623
United Bankshares, Inc. (Banks)	799	32,120
United States Steel Corp. (Metals & Mining)	2,680	76,353
Univar Solutions, Inc.* (Trading Companies & Distributors)	1,867	64,374
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	188	24,916
Unum Group (Insurance)	2,140	89,944
Valley National Bancorp (Banks)	4,812	57,167
Valvoline, Inc. (Chemicals)	1,101	40,362
ViaSat, Inc.* (Communications Equipment)	865	29,799
Vicor Corp.* (Electrical Equipment)	143	9,928
Victoria's Secret & Co.* (Specialty Retail)	932	39,284
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,480	33,877
Vontier Corp. (Electronic Equipment, Instruments & Components)	1,807	41,615
Vornado Realty Trust (Equity Real Estate Investment Trusts (REITs))	1,848	45,073
Voya Financial, Inc.(a) (Diversified Financial Services)	1,109	77,375
Washington Federal, Inc. (Banks)	351	12,446
Watts Water Technologies, Inc.—Class A (Machinery)	149	24,364
Webster Financial Corp. (Banks)	1,987	104,615
Werner Enterprises, Inc. (Road & Rail)	673	31,611
Williams-Sonoma, Inc. (Specialty Retail)	397	53,571
Wintrust Financial Corp. (Banks)	692	63,297
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	783	60,299
Woodward, Inc. (Machinery)	689	70,457
Worthington Industries, Inc. (Metals & Mining)	179	10,180
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	487	37,747
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	1,278	20,934
XPO, Inc.* (Air Freight & Logistics)	1,316	52,456
YETI Holdings, Inc.* (Leisure Products)	441	19,739
Ziff Davis, Inc.* (Interactive Media & Services)	539	48,230
TOTAL COMMON STOCKS (Cost $11,339,548)		12,889,830

Repurchase Agreements(b) (0.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.22%, dated 1/31/23, due 2/1/23, total to be received $78,009	$78,000	$78,000
TOTAL REPURCHASE AGREEMENTS (Cost $78,000)		78,000

Collateral for Securities Loaned(c) (1.3%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 4.32%(d)	171,810	$171,810
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $171,810)		171,810
TOTAL INVESTMENT SECURITIES (Cost $11,589,358)—102.0%		13,139,640
Net other assets (liabilities)—(2.0)%		(263,097)
NET ASSETS—100.0%		$12,876,543

*	Non-income producing security.
(a)	All or part of this security was on loan as of January 31, 2023. The total value of securities on loan as of January 31, 2023 was $173,782.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at January 31, 2023.
(d)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2023.

See accompanying notes to the financial statements.

96 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Mid-Cap Value ProFund invested in the following industries as of January 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$81,623	0.6%
Air Freight & Logistics	123,468	1.0%
Airlines	29,592	0.2%
Auto Components	252,520	2.0%
Automobiles	84,066	0.6%
Banks	1,283,476	10.0%
Beverages	39,836	0.3%
Biotechnology	22,114	0.2%
Building Products	210,008	1.6%
Capital Markets	226,610	1.8%
Chemicals	211,140	1.6%
Commercial Services & Supplies	164,473	1.3%
Communications Equipment	164,413	1.3%
Construction & Engineering	272,232	2.1%
Consumer Finance	22,878	0.2%
Containers & Packaging	100,292	0.8%
Diversified Consumer Services	29,399	0.2%
Diversified Financial Services	77,375	0.6%
Diversified Telecommunication Services	75,505	0.6%
Electric Utilities	188,772	1.5%
Electrical Equipment	254,033	2.0%
Electronic Equipment, Instruments & Components	600,482	4.7%
Equity Real Estate Investment Trusts (REITs)	1,434,287	11.1%
Food & Staples Retailing	156,653	1.2%
Food Products	171,556	1.3%
Gas Utilities	202,325	1.6%
Health Care Equipment & Supplies	439,029	3.4%
Health Care Providers & Services	276,769	2.1%
Hotels, Restaurants & Leisure	334,026	2.6%
Household Durables	273,778	2.1%
Household Products	28,270	0.2%
Independent Power and Renewable Electricity Producers	20,916	0.2%
Insurance	635,222	4.9%
Interactive Media & Services	76,190	0.6%
IT Services	214,972	1.7%
Leisure Products	204,567	1.6%
Life Sciences Tools & Services	142,697	1.1%
Machinery	641,186	5.0%
Marine	48,767	0.4%
Media	148,459	1.2%
Metals & Mining	350,082	2.7%
Multiline Retail	159,742	1.2%
Multi-Utilities	63,658	0.5%
Oil, Gas & Consumable Fuels	68,335	0.5%
Personal Products	67,516	0.5%
Pharmaceuticals	57,589	0.4%
Professional Services	153,492	1.2%
Real Estate Management & Development	100,569	0.8%
Road & Rail	175,184	1.4%
Semiconductors & Semiconductor Equipment	269,689	2.1%
Software	212,382	1.6%
Specialty Retail	487,411	3.8%
Technology Hardware, Storage & Peripherals	71,760	0.6%
Textiles, Apparel & Luxury Goods	400,155	3.1%
Thrifts & Mortgage Finance	179,797	1.4%
Trading Companies & Distributors	108,493	0.8%
Other**	(13,287)	(0.1)%
Total	$12,876,543	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Schedule of Portfolio Investments :: Nasdaq-100 ProFund :: 97

Common Stocks (33.1%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	2,441	$186,907
Adobe, Inc.* (Software)	1,451	537,363
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	5,029	377,929
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	1,241	137,888
Align Technology, Inc.* (Health Care Equipment & Supplies)	243	65,544
Alphabet, Inc.*—Class A (Interactive Media & Services)	14,637	1,446,721
Alphabet, Inc.*—Class C (Interactive Media & Services)	14,631	1,461,198
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	24,528	2,529,573
American Electric Power Co., Inc. (Electric Utilities)	1,601	150,430
Amgen, Inc. (Biotechnology)	1,664	419,994
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,589	272,466
ANSYS, Inc.* (Software)	271	72,184
Apple, Inc. (Technology Hardware, Storage & Peripherals)	30,764	4,438,938
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	2,683	299,128
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	277	183,053
AstraZeneca PLCADR (Pharmaceuticals)	1,905	124,530
Atlassian Corp.*—Class A (Software)	462	74,668
Autodesk, Inc.* (Software)	674	145,018
Automatic Data Processing, Inc. (IT Services)	1,293	291,972
Baker Hughes Co. (Energy Equipment & Services)	3,123	99,124
Biogen, Inc.* (Biotechnology)	448	130,323
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	122	296,960
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	1,263	738,868
Cadence Design Systems, Inc.* (Software)	856	156,502
Charter Communications, Inc.*—Class A (Media)	485	186,390
Cintas Corp. (Commercial Services & Supplies)	316	140,222
Cisco Systems, Inc. (Communications Equipment)	12,812	623,560
Cognizant Technology Solutions Corp.— Class A (IT Services)	1,601	106,867
Comcast Corp.—Class A (Media)	13,456	529,494
Constellation Energy Corp. (Electric Utilities)	1,020	87,067
Copart, Inc.* (Commercial Services & Supplies)	1,487	99,049
CoStar Group, Inc.* (Professional Services)	1,269	98,855
Costco Wholesale Corp. (Food & Staples Retailing)	1,380	705,373
Crowdstrike Holdings, Inc.*—Class A (Software)	681	72,118
CSX Corp. (Road & Rail)	6,558	202,773
Datadog, Inc.*—Class A (Software)	911	68,152
DexCom, Inc.* (Health Care Equipment & Supplies)	1,204	128,936
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	549	80,220
Dollar Tree, Inc.* (Multiline Retail)	689	103,474
eBay, Inc. (Internet & Direct Marketing Retail)	1,692	83,754
Electronic Arts, Inc. (Entertainment)	860	110,665
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	424	93,865
Exelon Corp. (Electric Utilities)	3,098	130,705
Fastenal Co. (Trading Companies & Distributors)	1,787	90,333
Fiserv, Inc.* (IT Services)	1,981	211,333
Fortinet, Inc.* (Software)	2,436	127,500
Gilead Sciences, Inc. (Biotechnology)	3,910	328,205
GLOBALFOUNDRIES, Inc.*(a) (Semiconductors & Semiconductor Equipment)	1,699	100,717
Honeywell International, Inc. (Industrial Conglomerates)	2,096	436,975
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	257	123,489
Illumina, Inc.* (Life Sciences Tools & Services)	491	105,172
Intel Corp. (Semiconductors & Semiconductor Equipment)	12,872	363,763
Intuit, Inc. (Software)	875	369,836
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	1,102	270,751
JD.com, Inc.ADR (Internet & Direct Marketing Retail)	1,516	90,247
Keurig Dr Pepper, Inc. (Beverages)	4,415	155,761
KLA Corp. (Semiconductors & Semiconductor Equipment)	442	173,476
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	426	213,043
Lucid Group, Inc.*(a) (Automobiles)	5,242	61,279
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	382	117,228
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	988	172,090
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,659	114,736
Mercadolibre, Inc.* (Internet & Direct Marketing Retail)	156	184,344
Meta Platforms, Inc.*—Class A (Interactive Media & Services)	7,015	1,045,025
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,716	133,196
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,391	204,477
Microsoft Corp. (Software)	17,849	4,423,161
Moderna, Inc.* (Biotechnology)	1,200	211,272
Mondelez International, Inc.—Class A (Food Products)	4,259	278,709
Monster Beverage Corp.* (Beverages)	1,627	169,338
Netflix, Inc.* (Entertainment)	1,387	490,804
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	7,673	1,499,074

See accompanying notes to the financial statements.

98 :: Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	808	$148,922
Old Dominion Freight Line, Inc. (Road & Rail)	345	114,968
O'Reilly Automotive, Inc.* (Specialty Retail)	196	155,300
PACCAR, Inc. (Machinery)	1,085	118,601
Palo Alto Networks, Inc.* (Software)	941	149,280
Paychex, Inc. (IT Services)	1,123	130,111
PayPal Holdings, Inc.* (IT Services)	3,555	289,697
PepsiCo, Inc. (Beverages)	4,297	734,873
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	1,459	142,953
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	3,497	465,835
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	335	254,087
Rivian Automotive, Inc.*(a)—Class A (Automobiles)	2,846	55,212
Ross Stores, Inc. (Specialty Retail)	1,083	128,000
Seagen, Inc.* (Biotechnology)	579	80,759
Sirius XM Holdings, Inc.(a) (Media)	12,131	70,238
Starbucks Corp. (Hotels, Restaurants & Leisure)	3,580	390,721
Synopsys, Inc.* (Software)	477	168,739
Tesla, Inc.* (Automobiles)	7,592	1,315,087
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,830	501,504
The Kraft Heinz Co. (Food Products)	3,819	154,784
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	3,880	579,323
Verisk Analytics, Inc. (Professional Services)	489	88,895
Vertex Pharmaceuticals, Inc.* (Biotechnology)	801	258,803
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	2,695	99,338
Warner Bros Discovery, Inc.* (Entertainment)	7,571	112,202
Workday, Inc.*—Class A (Software)	631	114,482
Xcel Energy, Inc. (Electric Utilities)	1,707	117,390
Zoom Video Communications, Inc.*— Class A (Software)	765	57,375
Zscaler, Inc.* (Software)	449	55,748
TOTAL COMMON STOCKS (Cost $17,274,455)		37,607,381

Repurchase Agreements(b)(c) (80.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.22%, dated 1/31/23, due 2/1/23, total to be received $91,381,686	$91,371,000	$91,371,000
TOTAL REPURCHASE AGREEMENTS (Cost $91,371,000)		91,371,000

Collateral for Securities Loaned(d) (0.2%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 4.32%(e)	243,474	$243,474
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $243,474)		243,474
TOTAL INVESTMENT SECURITIES (Cost $108,888,929)—113.8%		129,221,855
Net other assets (liabilities)—(13.8)%		(15,696,631)
NET ASSETS—100.0%		$113,525,224

*	Non-income producing security.

(a)	All or part of this security was on loan as of January 31, 2023. The total value of securities on loan as of January 31, 2023 was $242,966.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2023, the aggregate amount held in a segregated account was $5,209,000.

(d)	Securities were purchased with cash collateral held from securities on loan at January 31, 2023.

(e)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2023.

ADR	American Depositary Receipt

NYS	New York Shares

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	18	3/20/23	$4,374,720	$117,927

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Schedule of Portfolio Investments :: Nasdaq-100 ProFund :: 99

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	2/27/23	4.93%	$56,217,700	$721,216
Nasdaq-100 Index	UBS AG	2/27/23	5.13%	15,321,043	(89,222)
				$71,538,743	$631,994

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of January 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Nasdaq-100 ProFund invested in the following industries as of January 31, 2023:

	Value	% of Net Assets
Automobiles	$1,431,578	1.2%
Beverages	1,059,972	0.9%
Biotechnology	1,683,444	1.5%
Commercial Services & Supplies	239,271	0.2%
Communications Equipment	623,560	0.5%
Electric Utilities	485,592	0.4%
Energy Equipment & Services	99,124	0.1%
Entertainment	900,578	0.8%
Food & Staples Retailing	804,711	0.7%
Food Products	433,493	0.4%
Health Care Equipment & Supplies	588,720	0.5%
Hotels, Restaurants & Leisure	997,659	0.9%
Industrial Conglomerates	436,974	0.4%
Interactive Media & Services	3,952,944	3.5%
Internet & Direct Marketing Retail	3,030,871	2.7%
IT Services	1,029,980	0.9%
Life Sciences Tools & Services	105,172	0.1%
Machinery	118,601	0.1%
Media	786,122	0.7%
Multiline Retail	103,474	0.1%
Oil, Gas & Consumable Fuels	80,220	0.1%
Pharmaceuticals	124,530	0.1%
Professional Services	187,750	0.2%
Road & Rail	317,741	0.3%
Semiconductors & Semiconductor Equipment	5,884,052	5.2%
Software	6,592,127	5.8%
Specialty Retail	283,300	0.2%
Technology Hardware, Storage & Peripherals	4,438,937	3.9%
Textiles, Apparel & Luxury Goods	117,228	0.1%
Trading Companies & Distributors	90,333	0.1%
Wireless Telecommunication Services	579,323	0.5%
Other**	75,917,843	66.9%
Total	$113,525,224	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

100 :: Oil & Gas Equipment & Services UltraSector ProFund† :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks (81.5%)

	Shares	Value
Archrock, Inc. (Energy Equipment & Services)	18,569	$184,019
Baker Hughes Co. (Energy Equipment & Services)	22,809	723,958
Bristow Group, Inc.* (Energy Equipment & Services)	3,265	99,713
Cactus, Inc.—Class A (Energy Equipment & Services)	8,425	455,877
ChampionX Corp. (Energy Equipment & Services)	22,535	744,106
Core Laboratories N.V. (Energy Equipment & Services)	6,434	164,710
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	14,087	161,437
DMC Global, Inc.* (Energy Equipment & Services)	2,574	58,533
Dril-Quip, Inc.* (Energy Equipment & Services)	4,706	144,521
Expro Group Holdings N.V.* (Energy Equipment & Services)	9,505	179,549
Halliburton Co. (Energy Equipment & Services)	84,288	3,474,352
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	19,801	157,022
Helmerich & Payne, Inc. (Energy Equipment & Services)	13,955	675,980
Liberty Energy, Inc. (Energy Equipment & Services)	21,483	340,076
Nabors Industries, Ltd.* (Energy Equipment & Services)	1,241	220,327
NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	22,144	208,596
Noble Corp. PLC* (Energy Equipment & Services)	13,615	553,994
NOV, Inc. (Energy Equipment & Services)	31,280	764,483
Oceaneering International, Inc.* (Energy Equipment & Services)	13,911	297,000
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	30,083	505,394
ProFrac Holding Corp.*—Class A (Energy Equipment & Services)	3,792	85,320
ProPetro Holding Corp.* (Energy Equipment & Services)	13,351	132,842
RPC, Inc. (Energy Equipment & Services)	11,545	114,526
Schlumberger, Ltd. (Energy Equipment & Services)	63,847	3,638,002
TechnipFMC PLC* (Energy Equipment & Services)	55,637	772,799
Transocean, Ltd.* (Energy Equipment & Services)	92,147	621,071
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	10,505	128,581
Valaris, Ltd.* (Energy Equipment & Services)	8,345	606,181
Weatherford International PLC* (Energy Equipment & Services)	8,915	507,085
TOTAL COMMON STOCKS (Cost $7,488,574)		16,720,054

Repurchase Agreements(a)(b) (15.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.22%, dated 1/31/23, due 2/1/23, total to be received $3,206,375	$3,206,000	$3,206,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,206,000)		3,206,000
TOTAL INVESTMENT SECURITIES (Cost $10,694,574)—97.1%		19,926,054
Net other assets (liabilities)—2.9%		604,356
NET ASSETS—100.0%		$20,530,410

†	As described in Note 11, effective March 17, 2023, this ProFund's name changed due to a change to its underlying benchmark index.
*	Non-income producing security.

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2023, the aggregate amount held in a segregated account was $2,573,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Oil Equipment & Services Index	Goldman Sachs International	2/23/23	4.93%	$6,848,406	$269,906
Dow Jones U.S. Select Oil Equipment & Services Index	UBS AG	2/23/23	4.68%	7,093,501	277,903
				$13,941,907	$547,809

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of January 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Schedule of Portfolio Investments :: Oil & Gas Equipment & Services UltraSector ProFund† :: 101

Oil & Gas Equipment & Services UltraSector ProFund invested in the following industries as of January 31, 2023:

	Value	% of Net Assets
Energy Equipment & Services	$16,720,054	81.5%
Other**	3,810,356	18.5%
Total	$20,530,410	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

102 :: Pharmaceuticals UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks (66.8%)

	Shares	Value
Aclaris Therapeutics, Inc.* (Pharmaceuticals)	640	$10,816
Amicus Therapeutics, Inc.* (Biotechnology)	3,117	40,646
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	470	14,222
Amylyx Pharmaceuticals, Inc.* (Pharmaceuticals)	496	19,438
Arvinas, Inc.* (Pharmaceuticals)	604	19,793
Atea Pharmaceuticals, Inc.* (Biotechnology)	945	4,375
Axsome Therapeutics, Inc.* (Pharmaceuticals)	428	32,100
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,676	121,761
Cara Therapeutics, Inc.* (Biotechnology)	563	6,576
Cassava Sciences, Inc.*(a) (Pharmaceuticals)	469	13,132
Catalent, Inc.* (Pharmaceuticals)	2,243	120,113
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	1,194	18,495
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	418	11,737
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,194	27,295
DICE Therapeutics, Inc.* (Pharmaceuticals)	422	13,407
Elanco Animal Health, Inc.* (Pharmaceuticals)	5,559	76,325
Eli Lilly & Co. (Pharmaceuticals)	1,518	522,420
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	370	17,823
Innoviva, Inc.* (Pharmaceuticals)	783	9,905
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	1,098	52,616
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	1,663	19,158
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	785	122,978
Johnson & Johnson (Pharmaceuticals)	3,781	617,892
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	200	13,940
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	151	43,526
Merck & Co., Inc. (Pharmaceuticals)	1,217	130,718
Nuvation Bio, Inc.* (Pharmaceuticals)	1,707	4,199
Organon & Co. (Pharmaceuticals)	3,171	95,542
Pacira BioSciences, Inc.* (Pharmaceuticals)	572	22,462
Perrigo Co. PLC (Pharmaceuticals)	1,678	62,791
Pfizer, Inc. (Pharmaceuticals)	2,667	117,775
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	254	3,912
Pliant Therapeutics, Inc.* (Pharmaceuticals)	527	18,466
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	617	40,574
Reata Pharmaceuticals, Inc.*—Class A (Pharmaceuticals)	348	15,079
Revance Therapeutics, Inc.* (Pharmaceuticals)	1,027	35,616
Royalty Pharma PLC—Class A (Pharmaceuticals)	3,180	124,624
Theravance Biopharma, Inc.*(a) (Pharmaceuticals)	721	7,794
Vanda Pharmaceuticals, Inc.* (Biotechnology)	705	5,414
Ventyx Biosciences, Inc.* (Pharmaceuticals)	346	14,532
Viatris, Inc. (Pharmaceuticals)	12,292	149,471
Zoetis, Inc. (Pharmaceuticals)	892	147,617
TOTAL COMMON STOCKS (Cost $2,314,158)		2,967,075

Repurchase Agreements(b)(c) (32.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.22%, dated 1/31/23, due 2/1/23, total to be received $1,428,167	$1,428,000	$1,428,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,428,000)		1,428,000

Collateral for Securities Loaned(d) (0.5%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 4.32%(e)	20,968	$20,968
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $20,968)		20,968
TOTAL INVESTMENT SECURITIES (Cost $3,763,126)—99.5%		4,416,043
Net other assets (liabilities)—0.5%		20,783
NET ASSETS—100.0%		$4,436,826

*	Non-income producing security.

(a)	All or part of this security was on loan as of January 31, 2023. The total value of securities on loan as of January 31, 2023 was $20,831.

(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2023, the aggregate amount held in a segregated account was $456,000.

(d)	Securities were purchased with cash collateral held from securities on loan at January 31, 2023.

(e)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2023.

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Schedule of Portfolio Investments :: Pharmaceuticals UltraSector ProFund :: 103

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Pharmaceuticals Index	Goldman Sachs International	2/23/23	4.93%	$2,198,108	$1,983
Dow Jones U.S. Select Pharmaceuticals Index	UBS AG	2/23/23	4.68%	1,502,893	(7,846)
				$3,701,001	$(5,863)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of January 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Pharmaceuticals UltraSector ProFund invested in the following industries as of January 31, 2023:

	Value	% of Net Assets
Biotechnology	$138,190	3.1%
Pharmaceuticals	2,828,885	63.7%
Other**	1,469,751	33.2%
Total	$4,436,826	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

104 :: Precious Metals UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks (76.2%)

	Shares	Value
Agnico Eagle Mines, Ltd. (Metals & Mining)	35,868	$2,025,825
Alamos Gold, Inc. (Metals & Mining)	30,874	340,849
AngloGold Ashanti, Ltd.ADR (Metals & Mining)	32,946	692,525
B2Gold Corp. (Metals & Mining)	84,529	335,580
Barrick Gold Corp. (Metals & Mining)	139,092	2,719,249
Cia de Minas Buenaventura S.A.AADR (Metals & Mining)	18,826	152,302
Coeur Mining, Inc.* (Metals & Mining)	22,115	86,027
Eldorado Gold Corp.* (Metals & Mining)	14,542	139,022
Endeavour Silver Corp.* (Metals & Mining)	14,928	51,800
Equinox Gold Corp.* (Metals & Mining)	22,093	100,523
First Majestic Silver Corp. (Metals & Mining)	18,807	148,387
Fortuna Silver Mines, Inc.* (Metals & Mining)	22,843	87,946
Franco-Nevada Corp. (Metals & Mining)	15,088	2,213,410
Gold Fields, Ltd.ADR(a) (Metals & Mining)	70,169	802,733
Harmony Gold Mining Co., Ltd.ADR(a) (Metals & Mining)	42,816	150,284
Hecla Mining Co. (Metals & Mining)	44,260	273,084
IAMGOLD Corp.* (Metals & Mining)	36,644	102,970
Kinross Gold Corp. (Metals & Mining)	98,872	458,766
MAG Silver Corp.* (Metals & Mining)	6,918	94,846
New Gold, Inc.* (Metals & Mining)	53,709	63,377
Newmont Corp. (Metals & Mining)	62,483	3,307,225
Novagold Resources, Inc.* (Metals & Mining)	19,158	120,887
Osisko Gold Royalties, Ltd. (Metals & Mining)	14,467	193,568
Pan American Silver Corp. (Metals & Mining)	16,573	302,126
Royal Gold, Inc. (Metals & Mining)	5,167	656,364
Sandstorm Gold, Ltd. (Metals & Mining)	18,778	108,725
Seabridge Gold, Inc.* (Metals & Mining)	5,182	68,195
Sibanye Stillwater, Ltd.ADR(a) (Metals & Mining)	55,699	599,321
SilverCrest Metals, Inc.* (Metals & Mining)	11,527	75,271
SSR Mining, Inc. (Metals & Mining)	16,263	275,495
Wheaton Precious Metals Corp. (Metals & Mining)	35,578	1,627,338
Yamana Gold, Inc. (Metals & Mining)	75,653	456,188
TOTAL COMMON STOCKS (Cost $8,492,896)		18,830,208

Repurchase Agreements(b)(c) (26.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.22%, dated 1/31/23, due 2/1/23, total to be received $6,613,773	$6,613,000	$6,613,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,613,000)		6,613,000

Collateral for Securities Loaned(d) (6.5%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 4.32%(e)	1,613,841	$1,613,841
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,613,841)		1,613,841
TOTAL INVESTMENT SECURITIES (Cost $16,719,737)—109.4%		27,057,049
Net other assets (liabilities)—(9.4)%		(2,335,277)
NET ASSETS—100.0%		$24,721,772

*	Non-income producing security.

(a)	All or part of this security was on loan as of January 31, 2023. The total value of securities on loan as of January 31, 2023 was $1,550,949.

(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2023, the aggregate amount held in a segregated account was $3,165,000.

(d)	Securities were purchased with cash collateral held from securities on loan at January 31, 2023.

(e)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2023.

ADR	American Depositary Receipt

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	2/23/23	4.93%	$8,495,114	$(121,513)
Dow Jones Precious Metals Index	UBS AG	2/23/23	5.08%	9,743,280	(168,879)
				$18,238,394	$(290,392)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of January 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Schedule of Portfolio Investments :: Precious Metals UltraSector ProFund :: 105

Precious Metals UltraSector ProFund invested in the following industries as of January 31, 2023:

	Value	% of Net Assets
Metals & Mining	$18,830,207	76.2%
Other**	5,891,565	23.8%
Total	$24,721,772	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

106 :: Real Estate UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks (79.4%)

	Shares	Value
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts (REITs))	1,894	$21,970
Agree Realty Corp. (Equity Real Estate Investment Trusts (REITs))	293	21,867
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts (REITs))	494	79,406
American Homes 4 Rent—Class A (Equity Real Estate Investment Trusts (REITs))	1,017	34,873
American Tower Corp. (Equity Real Estate Investment Trusts (REITs))	1,542	344,466
Americold Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	892	28,018
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts (REITs))	1,551	36,403
Apartment Income REIT Corp. (Equity Real Estate Investment Trusts (REITs))	496	18,977
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	463	82,155
Blackstone Mortgage Trust, Inc.—Class A (Mortgage Real Estate Investment Trusts (REITs))	567	13,517
Boston Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	473	35,257
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	994	23,389
Camden Property Trust (Equity Real Estate Investment Trusts (REITs))	353	43,493
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	1,046	89,443
Corporate Office Properties Trust (Equity Real Estate Investment Trusts (REITs))	373	10,470
CoStar Group, Inc.* (Professional Services)	1,346	104,853
Cousins Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	502	13,765
Crown Castle, Inc. (Equity Real Estate Investment Trusts (REITs))	1,434	212,390
CubeSmart (Equity Real Estate Investment Trusts (REITs))	744	34,068
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	952	109,118
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts (REITs))	583	9,765
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	144	24,228
Equinix, Inc. (Equity Real Estate Investment Trusts (REITs))	306	225,868
Equity Commonwealth (Equity Real Estate Investment Trusts (REITs))	364	9,277
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	579	41,561
Equity Residential (Equity Real Estate Investment Trusts (REITs))	1,127	71,734
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	214	48,379
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts (REITs))	444	70,077
Federal Realty Investment Trust (Equity Real Estate Investment Trusts (REITs))	242	26,990
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	438	23,367
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	854	45,740
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	1,261	27,149
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	1,780	48,914
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	348	10,569
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts (REITs))	2,369	44,656
Invitation Homes, Inc. (Equity Real Estate Investment Trusts (REITs))	1,925	62,563
Iron Mountain, Inc. (Equity Real Estate Investment Trusts (REITs))	963	52,561
JBG Smith Properties (Equity Real Estate Investment Trusts (REITs))	328	6,606
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	157	29,025
Kilroy Realty Corp. (Equity Real Estate Investment Trusts (REITs))	348	14,282
Kimco Realty Corp. (Equity Real Estate Investment Trusts (REITs))	2,049	46,021
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts (REITs))	289	30,790
Life Storage, Inc. (Equity Real Estate Investment Trusts (REITs))	282	30,467
LXP Industrial Trust (Equity Real Estate Investment Trusts (REITs))	914	10,557
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	1,982	25,667
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	382	63,687
National Health Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	143	8,413
National Retail Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	592	28,031
National Storage Affiliates Trust (Equity Real Estate Investment Trusts (REITs))	280	11,424
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	776	22,845
Opendoor Technologies, Inc.* (Real Estate Management & Development)	1,684	3,688
Physicians Realty Trust (Equity Real Estate Investment Trusts (REITs))	756	11,990
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts (REITs))	267	13,070
Prologis, Inc. (Equity Real Estate Investment Trusts (REITs))	3,057	395,209
Public Storage (Equity Real Estate Investment Trusts (REITs))	524	159,474
Rayonier, Inc. (Equity Real Estate Investment Trusts (REITs))	486	17,686
Realty Income Corp. (Equity Real Estate Investment Trusts (REITs))	2,078	140,951
Regency Centers Corp. (Equity Real Estate Investment Trusts (REITs))	510	33,981
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts (REITs))	607	38,526
Rithm Capital Corp. (Mortgage Real Estate Investment Trusts (REITs))	1,571	14,783

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Schedule of Portfolio Investments :: Real Estate UltraSector ProFund :: 107

Common Stocks, continued

	Shares	Value
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	766	$10,341
SBA Communications Corp. (Equity Real Estate Investment Trusts (REITs))	358	106,516
Simon Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	1,083	139,122
SL Green Realty Corp. (Equity Real Estate Investment Trusts (REITs))	214	8,806
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts (REITs))	463	20,316
STAG Industrial, Inc. (Equity Real Estate Investment Trusts (REITs))	594	21,146
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	1,026	21,433
STORE Capital Corp. (Equity Real Estate Investment Trusts (REITs))	880	28,345
Sun Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	410	64,313
The Howard Hughes Corp.* (Real Estate Management & Development)	114	9,746
UDR, Inc. (Equity Real Estate Investment Trusts (REITs))	1,014	43,186
Ventas, Inc. (Equity Real Estate Investment Trusts (REITs))	1,324	68,596
VICI Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	3,190	109,034
Vornado Realty Trust (Equity Real Estate Investment Trusts (REITs))	534	13,024
Welltower, Inc. (Equity Real Estate Investment Trusts (REITs))	1,565	117,438
Weyerhaeuser Co. (Equity Real Estate Investment Trusts (REITs))	2,437	83,906
WP Carey, Inc. (Equity Real Estate Investment Trusts (REITs))	689	58,930
Zillow Group, Inc.*—Class A (Real Estate Management & Development)	193	8,291
Zillow Group, Inc.*—Class C (Real Estate Management & Development)	539	23,829
TOTAL COMMON STOCKS (Cost $1,881,573)		4,314,787

Repurchase Agreements(a)(b) (19.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.22%, dated 1/31/23, due 2/1/23, total to be received $1,067,125	$1,067,000	$1,067,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,067,000)		1,067,000
TOTAL INVESTMENT SECURITIES (Cost $2,948,573)—99.0%		5,381,787
Net other assets (liabilities)—1.0%		53,177
NET ASSETS—100.0%		$5,434,964

*	Non-income producing security.

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2023, the aggregate amount held in a segregated account was $649,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	2/23/23	4.93%	$1,681,414	$47,319
Dow Jones U.S. Real Estate Index	UBS AG	2/23/23	4.68%	2,142,109	62,513
				$3,823,523	$109,832

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of January 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

108 :: Real Estate UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Real Estate UltraSector ProFund invested in the following industries as of January 31, 2023:

	Value	% of Net Assets
Equity Real Estate Investment Trusts (REITs)	$3,937,805	72.5%
Mortgage Real Estate Investment Trusts (REITs)	108,106	2.0%
Professional Services	104,853	1.9%
Real Estate Management & Development	164,022	3.0%
Other**	1,120,178	20.6%
Total	$5,434,964	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Schedule of Portfolio Investments :: Rising Rates Opportunity ProFund :: 109

Repurchase Agreements(a)(b) (97.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.22%, dated 1/31/23, due 2/1/23, total to be received $16,890,975	$16,889,000	$16,889,000
TOTAL REPURCHASE AGREEMENTS (Cost $16,889,000)		16,889,000
TOTAL INVESTMENT SECURITIES (Cost $16,889,000)—97.7%		16,889,000
Net other assets (liabilities)—2.3%		393,465
NET ASSETS—100.0%		$17,282,465

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2023, the aggregate amount held in a segregated account was $389,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 4.00%, due 11/15/52	Citibank North America	2/15/23	(4.20)%	$(9,392,542)	$(1,615)
30-Year U.S. Treasury Bond, 4.00%, due 11/15/52	Societe’ Generale	2/15/23	(4.11)%	(12,184,630)	(84,388)
				$(21,577,172)	$(86,003)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of January 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

110 :: Rising Rates Opportunity 10 ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Repurchase Agreements(a)(b) (100.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.22%, dated 1/31/23, due 2/1/23, total to be received $3,100,363	$3,100,000	$3,100,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,100,000)		3,100,000
TOTAL INVESTMENT SECURITIES (Cost $3,100,000)—100.6%		3,100,000
Net other assets (liabilities)—(0.6)%		(19,247)
NET ASSETS—100.0%		$3,080,753

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2023, the aggregate amount held in a segregated account was $73,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
10-Year U.S. Treasury Note, 4.125%, due 11/15/32	Citibank North America	2/15/23	(4.15)%	$(178,898)	$(829)
10-Year U.S. Treasury Note, 4.125%, due 11/15/32	Societe’ Generale	2/15/23	(4.08)%	(2,904,469)	(12,137)
				$(3,083,367)	$(12,966)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of January 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Schedule of Portfolio Investments :: Rising U.S. Dollar ProFund :: 111

Repurchase Agreements(a)(b) (98.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.22%, dated 1/31/23, due 2/1/23, total to be received $17,815,083	$17,813,000	$17,813,000
TOTAL REPURCHASE AGREEMENTS (Cost $17,813,000)		17,813,000
TOTAL INVESTMENT SECURITIES (Cost $17,813,000)—98.8%		17,813,000
Net other assets (liabilities)—1.2%		221,444
NET ASSETS—100.0%		$18,034,444

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of January 31, 2023, the aggregate amount held in a segregated account was $1,757,000.

As of January 31, 2023, the Rising U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)

Short:
U.S. dollar	$1,102,029	British pound	907,338	2/3/23	$1,118,453	$(16,424)
U.S. dollar	1,140,012	Canadian dollar	1,531,596	2/3/23	1,151,252	(11,240)
U.S. dollar	7,947,963	Euro	7,366,981	2/3/23	8,009,383	(61,420)
U.S. dollar	1,624,286	Japanese yen	214,530,573	2/3/23	1,648,964	(24,678)
U.S. dollar	610,954	Swedish krona	6,383,787	2/3/23	610,795	159
U.S. dollar	575,089	Swiss franc	533,182	2/3/23	582,763	(7,674)
Total Short Contracts	$13,000,333				$13,121,610	$(121,277)
Long:
British pound	279,030	U.S. dollar	$344,451	2/3/23	$343,953	$(498)
Canadian dollar	304,443	U.S. dollar	225,559	2/3/23	228,840	3,281
Euro	1,369,598	U.S. dollar	1,479,641	2/3/23	1,489,027	9,386
Japanese yen	47,770,108	U.S. dollar	371,411	2/3/23	367,179	(4,232)
Swedish krona	1,231,448	U.S. dollar	119,256	2/3/23	117,824	(1,432)
Swiss franc	96,723	U.S. dollar	105,665	2/3/23	105,718	53
Total Long Contracts			$2,645,983		$2,652,541	$6,558

As of January 31, 2023, the Rising U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)

Short:
U.S. dollar	$2,015,824	British pound	1,659,736	2/3/23	$2,045,914	$(30,090)
U.S. dollar	1,281,474	Canadian dollar	1,721,599	2/3/23	1,294,072	(12,598)
U.S. dollar	7,391,113	Euro	6,849,255	2/3/23	7,446,512	(55,399)
U.S. dollar	1,923,958	Japanese yen	254,190,701	2/3/23	1,953,806	(29,848)
U.S. dollar	487,238	Swedish krona	5,091,433	2/3/23	487,144	94
U.S. dollar	366,654	Swiss franc	339,902	2/3/23	371,510	(4,856)
Total Short Contracts	$13,466,261				$13,598,958	$(132,697)
Long:
British pound	545,025	U.S. dollar	$666,055	2/3/23	$671,839	$5,784
Canadian dollar	729,503	U.S. dollar	546,082	2/3/23	548,344	2,262
Euro	3,209,272	U.S. dollar	3,487,545	2/3/23	3,489,121	1,576
Japanese yen	105,004,500	U.S. dollar	814,771	2/3/23	807,104	(7,667)
Swedish krona	2,410,763	U.S. dollar	231,709	2/3/23	230,660	(1,049)
Swiss franc	181,173	U.S. dollar	195,596	2/3/23	198,021	2,425
Total Long Contracts			$5,941,758		$5,945,089	$3,331
Total unrealized appreciation						$25,020
Total unrealized (depreciation)						(269,105)
Total net unrealized appreciation/(depreciation)						$(244,085)

See accompanying notes to the financial statements.

112 :: Semiconductor UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks (75.8%)

	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	39,119	$2,939,793
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	1,577	60,194
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,436	71,277
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	12,480	2,139,946
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	20,874	2,327,242
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	9,827	5,748,893
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	1,336	120,761
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	3,298	730,111
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	3,615	291,767
GLOBALFOUNDRIES, Inc.*(a) (Semiconductors & Semiconductor Equipment)	1,703	100,954
Intel Corp. (Semiconductors & Semiconductor Equipment)	100,132	2,829,730
KLA Corp. (Semiconductors & Semiconductor Equipment)	3,438	1,349,346
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	3,309	1,654,831
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	3,325	252,002
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	20,685	892,558
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	13,345	1,035,839
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	26,377	1,590,533
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,388	142,020
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	1,082	461,538
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	60,403	11,800,934
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	6,287	1,158,757
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	10,491	770,564
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	1,388	119,493
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	2,460	267,304
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	27,199	3,623,179
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	1,541	50,899
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	808	126,783
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	3,893	426,945
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	1,356	432,740
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	3,779	384,324
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	22,013	3,900,924
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	1,054	139,687
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	3,014	232,108
TOTAL COMMON STOCKS (Cost $17,022,361)		48,173,976

Repurchase Agreements(b)(c) (35.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.22%, dated 1/31/23, due 2/1/23, total to be received $22,508,632	$22,506,000	$22,506,000
TOTAL REPURCHASE AGREEMENTS (Cost $22,506,000)		22,506,000

Collateral for Securities Loaned(d) (0.1%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 4.32%(e)	93,765	$93,765
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $93,765)		93,765
TOTAL INVESTMENT SECURITIES (Cost $39,622,126)—111.2%		70,773,741
Net other assets (liabilities)—(11.2)%		(7,101,737)
NET ASSETS—100.0%		$63,672,004

*	Non-income producing security.

(a)	All or part of this security was on loan as of January 31, 2023. The total value of securities on loan as of January 31, 2023 was $94,611.

(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2023, the aggregate amount held in a segregated account was $10,573,000.

(d)	Securities were purchased with cash collateral held from securities on loan at January 31, 2023.

(e)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2023.

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Schedule of Portfolio Investments :: Semiconductor UltraSector ProFund :: 113

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	2/23/23	4.93%	$27,989,255	$11,968
Dow Jones U.S. Semiconductors Index	UBS AG	2/23/23	4.68%	19,029,713	12,413
				$47,018,968	$24,381

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Semiconductor UltraSector ProFund invested in the following industries as of January 31, 2023:

	Value	% of Net Assets
Semiconductors & Semiconductor Equipment	$48,173,976	75.8%
Other**	15,498,028	24.2%
Total	$63,672,004	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

114 :: Short Bitcoin Strategy ProFund :: Consolidated Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

U.S. Treasury Obligation (62.7%)

	Principal Amount	Value
U.S. Treasury Bills, 4.03%+, 2/16/23^	$200,000	$199,642
TOTAL U.S. TREASURY OBLIGATION (Cost $199,658)		199,642
TOTAL INVESTMENT SECURITIES (Cost $199,658)—62.7%		199,642
Reverse Repurchase Agreements Including accrued interest—(62.7)%		(199,662)
Net other assets (liabilities)—100.0%		318,527
NET ASSETS—100.0%		$318,507

+	Reflects the effective yield or interest rate in effect at January 31, 2023.

^	$199,642 of this security has been pledged as collateral for reverse repurchase agreements.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
CME Bitcoin Futures Contracts	2	2/27/23	$(232,500)	$768
CME Micro Bitcoin Futures Contracts	36	2/27/23	(83,700)	(485)
			$(316,200)	$283

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Schedule of Portfolio Investments :: Short Energy ProFund† :: 115

Repurchase Agreements(a)(b) (112.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.22%, dated 1/31/23, due 2/1/23, total to be received $1,423,166	$1,423,000	$1,423,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,423,000)		1,423,000
TOTAL INVESTMENT SECURITIES (Cost $1,423,000)—112.6%		1,423,000
Net other assets (liabilities)—(12.6)%		(159,774)
NET ASSETS—100.0%		$1,263,226

†	As described in Note 11, effective March 17, 2023, this ProFund’s name changed due to a change to its underlying benchmark index.

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2023, the aggregate amount held in a segregated account was $384,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	2/23/23	(4.43)%	$(852,302)	$8,895
Dow Jones U.S. Oil & Gas Index	UBS AG	2/23/23	(4.28)%	(400,335)	2,306
				$(1,252,637)	$11,201

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of January 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

116 :: Short Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Repurchase Agreements(a)(b) (109.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.22%, dated 1/31/23, due 2/1/23, total to be received $8,301,971	$8,301,000	$8,301,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,301,000)		8,301,000
TOTAL INVESTMENT SECURITIES (Cost $8,301,000)—109.7%		8,301,000
Net other assets (liabilities)—(9.7)%		(733,258)
NET ASSETS—100.0%		$7,567,742

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2023, the aggregate amount held in a segregated account was $1,258,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	3	3/20/23	$(729,120)	$(42,120)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	2/27/23	(4.68)%	$(3,691,695)	$(3,624)
Nasdaq-100 Index	UBS AG	2/27/23	(4.48)%	(3,146,502)	18,095
				$(6,838,197)	$14,471

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of January 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Schedule of Portfolio Investments :: Short Precious Metals ProFund :: 117

Repurchase Agreements(a)(b) (85.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.22%, dated 1/31/23, due 2/1/23, total to be received $4,065,475	$4,065,000	$4,065,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,065,000)		4,065,000
TOTAL INVESTMENT SECURITIES (Cost $4,065,000)—85.2%		4,065,000
Net other assets (liabilities)—14.8%		706,354
NET ASSETS—100.0%		$4,771,354

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2023, the aggregate amount held in a segregated account was $701,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	2/23/23	(4.43)%	$(1,056,258)	$(16,454)
Dow Jones Precious Metals Index	UBS AG	2/23/23	(4.08)%	(3,709,374)	(10,045)
				$(4,765,632)	$(26,499)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of January 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

118 :: Short Real Estate ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Repurchase Agreements(a)(b) (112.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.22%, dated 1/31/23, due 2/1/23, total to be received $1,680,196	$1,680,000	$1,680,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,680,000)		1,680,000
TOTAL INVESTMENT SECURITIES (Cost $1,680,000)—112.3%		1,680,000
Net other assets (liabilities)—(12.3)%		(184,425)
NET ASSETS—100.0%		$1,495,575

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2023, the aggregate amount held in a segregated account was $263,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	2/23/23	(4.43)%	$(717,158)	$(18,356)
Dow Jones U.S. Real Estate Index	UBS AG	2/23/23	(4.08)%	(778,032)	(29,002)
				$(1,495,190)	$(47,358)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Schedule of Portfolio Investments :: Short Small-Cap ProFund :: 119

Repurchase Agreements(a)(b) (105.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.22%, dated 1/31/23, due 2/1/23, total to be received $2,097,245	$2,097,000	$2,097,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,097,000)		2,097,000
TOTAL INVESTMENT SECURITIES (Cost $2,097,000)—105.0%		2,097,000
Net other assets (liabilities)—(5.0)%		(100,069)
NET ASSETS—100.0%		$1,996,931

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2023, the aggregate amount held in a segregated account was $530,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	2	3/20/23	$(193,940)	$(11,738)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	2/27/23	(4.33)%	$(535,147)	$(8,600)
Russell 2000 Index	UBS AG	2/27/23	(3.83)%	(1,267,359)	(12,992)
				$(1,802,506)	$(21,592)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

120 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks (99.9%)

	Shares	Value
8x8, Inc.* (Software)	459	$2,162
A10 Networks, Inc. (Software)	569	8,808
AAON, Inc. (Building Products)	377	28,773
Academy Sports & Outdoors, Inc. (Leisure Products)	335	19,571
AdaptHealth Corp.* (Health Care Providers & Services)	685	14,680
Addus HomeCare Corp.* (Health Care Providers & Services)	143	15,375
Adtalem Global Education, Inc.* (Diversified Consumer Services)	406	15,501
ADTRAN Holdings, Inc. (Communications Equipment)	436	8,227
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	334	30,975
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	677	37,858
AeroVironment, Inc.* (Aerospace & Defense)	224	19,929
Agiliti, Inc.* (Health Care Providers & Services)	134	2,472
Agilysys, Inc.* (Software)	178	14,874
Agree Realty Corp. (Equity Real Estate Investment Trusts (REITs))	546	40,747
Alamo Group, Inc. (Machinery)	68	10,640
Alarm.com Holdings, Inc.* (Software)	445	23,852
Albany International Corp.—Class A (Machinery)	278	31,178
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	198	6,526
American Equity Investment Life Holding Co. (Insurance)	322	15,343
American States Water Co. (Water Utilities)	226	21,282
American Vanguard Corp. (Chemicals)	246	5,557
Ameris Bancorp (Banks)	355	16,742
AMERISAFE, Inc. (Insurance)	94	5,178
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	388	37,186
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	337	10,198
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	57	2,550
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	69	2,140
Apogee Enterprises, Inc. (Building Products)	114	5,340
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	344	49,265
Arcosa, Inc. (Construction & Engineering)	285	16,892
Arcus Biosciences, Inc.* (Biotechnology)	465	10,058
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	397	1,489
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	393	4,983
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts (REITs))	1,180	7,411
Asbury Automotive Group, Inc.* (Specialty Retail)	89	19,581
Assured Guaranty, Ltd. (Insurance)	273	17,090
ATI, Inc.* (Metals & Mining)	717	26,092
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	104	10,630
ATN International, Inc. (Diversified Telecommunication Services)	97	4,741
Avantax, Inc.* (Capital Markets)	428	12,472
Avid Bioservices, Inc.* (Biotechnology)	384	6,079
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	174	5,274
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	293	32,215
Axos Financial, Inc.* (Thrifts & Mortgage Finance)	257	12,367
B Riley Financial, Inc. (Capital Markets)	69	2,948
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	261	30,250
Balchem Corp. (Chemicals)	287	37,491
BancFirst Corp. (Banks)	154	13,264
Banner Corp. (Banks)	305	19,773
Bed Bath & Beyond, Inc.*(a) (Specialty Retail)	265	747
Berkshire Hills Bancorp, Inc. (Banks)	232	7,204
BioLife Solutions, Inc.* (Health Care Equipment & Supplies)	305	7,149
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	455	11,034
Boise Cascade Co. (Trading Companies & Distributors)	351	26,314
Boot Barn Holdings, Inc.* (Specialty Retail)	161	13,442
Brady Corp.—Class A (Commercial Services & Supplies)	269	14,383
Brightsphere Investment Group, Inc. (Capital Markets)	150	3,518
California Water Service Group (Water Utilities)	304	18,596
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	227	9,659
Cal-Maine Foods, Inc. (Food Products)	339	19,398
Cara Therapeutics, Inc.* (Biotechnology)	402	4,695
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	537	11,127
Cars.com, Inc.* (Interactive Media & Services)	554	9,473
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	855	13,244
Cavco Industries, Inc.* (Household Durables)	74	19,692
Central Garden & Pet Co.* (Household Products)	42	1,761
Central Garden & Pet Co.*—Class A (Household Products)	179	7,094
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	127	4,206
Chesapeake Utilities Corp. (Gas Utilities)	107	13,491
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	86	2,944
City Holding Co. (Banks)	134	12,702
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	464	30,880
Clearfield, Inc.* (Communications Equipment)	102	7,289
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	225	15,429
Coherus Biosciences, Inc.* (Biotechnology)	292	2,476
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	281	10,138
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	299	8,396
Columbia Banking System, Inc. (Banks)	365	11,282
Comfort Systems USA, Inc. (Construction & Engineering)	320	38,734

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 121

Common Stocks, continued

	Shares	Value
Community Bank System, Inc. (Banks)	273	$15,755
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	126	5,403
Computer Programs and Systems, Inc.* (Health Care Technology)	68	1,998
CONMED Corp. (Health Care Equipment & Supplies)	135	12,928
Consensus Cloud Solutions, Inc.* (Software)	107	6,288
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	292	16,886
Corcept Therapeutics, Inc.* (Pharmaceuticals)	856	19,568
Core Laboratories N.V. (Energy Equipment & Services)	199	5,094
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	191	3,004
CorVel Corp.* (Health Care Providers & Services)	53	9,442
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	318	8,825
CSG Systems International, Inc. (IT Services)	270	16,112
CTS Corp. (Electronic Equipment, Instruments & Components)	285	12,685
Customers Bancorp, Inc.* (Banks)	136	4,130
Cutera, Inc.* (Health Care Equipment & Supplies)	114	3,971
CVB Financial Corp. (Banks)	1,174	28,434
Cytokinetics, Inc.* (Biotechnology)	847	35,982
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	208	9,017
Digi International, Inc.* (Communications Equipment)	317	10,775
Digital Turbine, Inc.* (Software)	514	8,923
Dime Community Bancshares, Inc. (Banks)	291	8,678
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	85	6,571
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	407	36,300
Donnelley Financial Solutions, Inc.* (Capital Markets)	113	5,154
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	284	5,637
Dorman Products, Inc. (Auto Components)	252	24,459
DoubleVerify Holdings, Inc.* (Software)	662	18,000
Dril-Quip, Inc.* (Energy Equipment & Services)	159	4,883
Dynavax Technologies Corp.* (Biotechnology)	1,059	12,051
Eagle Pharmaceuticals, Inc.* (Biotechnology)	63	2,138
Edgewell Personal Care Co. (Personal Products)	223	9,558
elf Beauty, Inc.* (Personal Products)	449	25,840
Embecta Corp. (Health Care Equipment & Supplies)	241	6,360
Employers Holdings, Inc. (Insurance)	126	5,528
Enanta Pharmaceuticals, Inc.* (Biotechnology)	68	3,630
Encore Wire Corp. (Electrical Equipment)	164	26,475
Enerpac Tool Group Corp. (Machinery)	336	8,917
EnPro Industries, Inc. (Machinery)	186	22,519
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	115	5,725
ESCO Technologies, Inc. (Machinery)	157	15,455
Ethan Allen Interiors, Inc. (Household Durables)	204	5,863
EVERTEC, Inc. (IT Services)	378	13,963
Exponent, Inc. (Professional Services)	313	32,095
Extreme Networks, Inc.* (Communications Equipment)	1,172	21,132
Fabrinet* (Electronic Equipment, Instruments & Components)	327	43,052
FB Financial Corp. (Banks)	157	5,897
Federal Signal Corp. (Machinery)	542	28,862
First Bancorp (Banks)	1,649	22,179
First Bancorp (Banks)	192	7,651
First Commonwealth Financial Corp. (Banks)	457	6,722
First Financial Bancorp (Banks)	466	11,804
First Hawaiian, Inc. (Banks)	593	16,272
Forward Air Corp. (Air Freight & Logistics)	236	25,452
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	501	14,409
Franklin Electric Co., Inc. (Machinery)	347	31,334
Frontdoor, Inc.* (Diversified Consumer Services)	379	10,301
Fulgent Genetics, Inc.* (Health Care Providers & Services)	80	2,702
FutureFuel Corp. (Chemicals)	131	1,214
Gentherm, Inc.* (Auto Components)	181	13,472
Getty Realty Corp. (Equity Real Estate Investment Trusts (REITs))	241	8,780
Glaukos Corp.* (Health Care Equipment & Supplies)	286	14,028
Gogo, Inc.* (Wireless Telecommunication Services)	376	6,306
Golden Entertainment, Inc.* (Hotels, Restaurants & Leisure)	121	4,780
Green Brick Partners, Inc.* (Household Durables)	241	7,519
Griffon Corp. (Building Products)	423	17,292
H.B. Fuller Co. (Chemicals)	305	21,076
Hanmi Financial Corp. (Banks)	272	6,335
Harmonic, Inc.* (Communications Equipment)	942	12,406
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	264	12,717
Haverty Furniture Cos., Inc. (Specialty Retail)	61	2,130
Hawkins, Inc. (Chemicals)	170	6,630
Haynes International, Inc. (Metals & Mining)	74	4,121
HealthStream, Inc.* (Health Care Technology)	136	3,288
Heartland Express, Inc. (Road & Rail)	270	4,541
Helmerich & Payne, Inc. (Energy Equipment & Services)	545	26,399
Heritage Financial Corp. (Banks)	315	8,987
Hibbett, Inc. (Specialty Retail)	61	4,048
Hillenbrand, Inc. (Machinery)	621	29,100
Hostess Brands, Inc.* (Food Products)	1,196	27,664
Hub Group, Inc.*—Class A (Air Freight & Logistics)	132	11,256
Independent Bank Corp. (Banks)	210	16,735
Innospec, Inc. (Chemicals)	221	24,977
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	249	22,355
Innoviva, Inc.* (Pharmaceuticals)	560	7,084
Installed Building Products, Inc. (Household Durables)	137	15,082
Insteel Industries, Inc. (Building Products)	80	2,399
Inter Parfums, Inc. (Personal Products)	158	18,679
InterDigital, Inc. (Communications Equipment)	264	18,467
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts (REITs))	141	2,071
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	749	8,628
iTeos Therapeutics, Inc.* (Biotechnology)	219	4,577

See accompanying notes to the financial statements.

122 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
J & J Snack Foods Corp. (Food Products)	135	$19,346
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	189	14,360
John B Sanfilippo & Son, Inc. (Food Products)	48	4,056
Kaiser Aluminum Corp. (Metals & Mining)	142	12,428
Korn Ferry (Professional Services)	227	12,256
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	518	26,470
Lakeland Financial Corp. (Banks)	226	15,980
LCI Industries (Auto Components)	114	12,793
LeMaitre Vascular, Inc. (Health Care Equipment & Supplies)	121	5,709
Leslie's, Inc.* (Specialty Retail)	861	13,337
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	77	5,367
Lindsay Corp. (Machinery)	98	15,349
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	133	1,994
Livent Corp.* (Chemicals)	1,603	41,550
LivePerson, Inc.* (Software)	324	4,173
LiveRamp Holdings, Inc.* (Software)	326	8,724
LTC Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	234	8,927
Marcus & Millichap, Inc. (Real Estate Management & Development)	221	8,009
Marten Transport, Ltd. (Road & Rail)	515	11,377
Materion Corp. (Metals & Mining)	105	9,476
Matson, Inc. (Marine)	338	22,349
MaxLinear, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	646	26,615
Medifast, Inc. (Personal Products)	98	10,922
Mercer International, Inc. (Paper & Forest Products)	155	1,973
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	509	36,317
Mesa Laboratories, Inc. (Health Care Equipment & Supplies)	28	5,447
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	171	8,164
MGP Ingredients, Inc. (Beverages)	137	13,363
Middlesex Water Co. (Water Utilities)	100	8,386
Mister Car Wash, Inc.* (Diversified Consumer Services)	360	3,697
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	120	9,194
Moog, Inc.—Class A (Aerospace & Defense)	158	15,061
Mr. Cooper Group, Inc.* (Thrifts & Mortgage Finance)	629	28,927
Mueller Industries, Inc. (Machinery)	508	33,298
Myers Industries, Inc. (Containers & Packaging)	325	7,826
MYR Group, Inc.* (Construction & Engineering)	74	7,330
Nabors Industries, Ltd.* (Energy Equipment & Services)	55	9,765
National Bank Holdings Corp. (Banks)	223	9,417
National Beverage Corp.* (Beverages)	141	6,232
National Vision Holdings, Inc.* (Specialty Retail)	408	16,769
NBT Bancorp, Inc. (Banks)	383	15,056
Nektar Therapeutics* (Pharmaceuticals)	805	2,190
NetScout Systems, Inc.* (Communications Equipment)	614	19,709
NexPoint Residential Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	107	5,404
NextGen Healthcare, Inc.* (Health Care Technology)	489	9,301
NMI Holdings, Inc.*—Class A (Thrifts & Mortgage Finance)	382	8,874
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	203	3,035
Northwest Bancshares, Inc. (Banks)	589	8,328
Northwest Natural Holding Co. (Gas Utilities)	202	10,128
NV5 Global, Inc.* (Construction & Engineering)	112	14,928
Oceaneering International, Inc.* (Energy Equipment & Services)	644	13,749
OFG Bancorp (Banks)	424	12,003
O-I Glass, Inc.* (Containers & Packaging)	636	12,243
OneSpan, Inc.* (Software)	154	2,127
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	442	34,763
OptimizeRx Corp.* (Health Care Technology)	88	1,580
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	70	6,630
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	94	11,019
Pacira BioSciences, Inc.* (Pharmaceuticals)	409	16,061
Palomar Holdings, Inc.* (Insurance)	225	11,500
Park Aerospace Corp. (Aerospace & Defense)	90	1,252
Park National Corp. (Banks)	130	16,283
Pathward Financial, Inc. (Banks)	186	9,229
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	1,316	22,109
Payoneer Global, Inc.* (IT Services)	767	4,571
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	264	8,390
Perdoceo Education Corp.* (Diversified Consumer Services)	376	5,629
Perficient, Inc.* (IT Services)	178	13,197
PGT Innovations, Inc.* (Building Products)	535	11,610
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	550	9,966
Piper Sandler Cos. (Capital Markets)	127	18,046
Plexus Corp.* (Electronic Equipment, Instruments & Components)	246	23,614
Preferred Bank (Banks)	120	8,536
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	311	20,450
Progress Software Corp. (Software)	385	20,420
Quaker Chemical Corp. (Chemicals)	124	24,412
Quanex Building Products Corp. (Building Products)	167	4,324
QuinStreet, Inc.* (Interactive Media & Services)	233	3,572
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	960	38,852
Ranger Oil Corp. (Oil, Gas & Consumable Fuels)	172	7,224
REGENXBIO, Inc.* (Biotechnology)	336	7,799
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	138	4,515
RPC, Inc. (Energy Equipment & Services)	743	7,371
Ruth's Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	140	2,423
S&T Bancorp, Inc. (Banks)	239	8,695
Sabre Corp.* (IT Services)	1,114	7,586

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 123

Common Stocks, continued

	Shares	Value
Safety Insurance Group, Inc. (Insurance)	75	$6,329
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	236	14,379
Saul Centers, Inc. (Equity Real Estate Investment Trusts (REITs))	66	2,825
Seacoast Banking Corp. of Florida (Banks)	398	12,780
ServisFirst Bancshares, Inc. (Banks)	436	29,726
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	178	10,125
Shutterstock, Inc. (Internet & Direct Marketing Retail)	102	7,677
Simulations Plus, Inc. (Health Care Technology)	97	3,991
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	284	7,625
SJW Group (Water Utilities)	237	18,346
SM Energy Co. (Oil, Gas & Consumable Fuels)	1,098	36,092
Southside Bancshares, Inc. (Banks)	158	5,985
SPS Commerce, Inc.* (Software)	322	43,818
SPX Technologies, Inc.* (Machinery)	249	18,677
Standex International Corp. (Machinery)	73	8,437
Stellar Bancorp, Inc. (Banks)	397	11,160
Stepan Co. (Chemicals)	125	13,730
StoneX Group, Inc.* (Capital Markets)	153	13,446
Strategic Education, Inc. (Diversified Consumer Services)	114	10,642
Stride, Inc.* (Diversified Consumer Services)	365	15,670
Sturm Ruger & Co., Inc. (Leisure Products)	98	5,576
Sun Country Airlines Holdings, Inc.* (Airlines)	290	5,414
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	483	19,808
Surmodics, Inc.* (Health Care Equipment & Supplies)	67	1,883
Sylvamo Corp. (Paper & Forest Products)	170	8,080
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	313	6,201
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts (REITs))	511	9,765
TechTarget, Inc.* (Media)	239	11,838
The Andersons, Inc. (Food & Staples Retailing)	123	4,524
The Bancorp, Inc.* (Banks)	498	16,897
The Buckle, Inc. (Specialty Retail)	183	8,052
The Chefs' Warehouse, Inc.* (Food & Staples Retailing)	189	7,225
The Ensign Group, Inc. (Health Care Providers & Services)	496	46,252
The Simply Good Foods Co.* (Food Products)	753	27,334
The St Joe Co. (Real Estate Management & Development)	303	14,271
TimkenSteel Corp.* (Metals & Mining)	151	2,970
Titan International, Inc.* (Machinery)	454	7,577
Tompkins Financial Corp. (Banks)	72	5,424
Tootsie Roll Industries, Inc. (Food Products)	158	7,067
TreeHouse Foods, Inc.* (Food Products)	210	10,170
Trinity Industries, Inc. (Machinery)	430	12,371
Triumph Financial, Inc.* (Banks)	127	7,078
Trupanion, Inc.* (Insurance)	316	18,650
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	113	4,058
Trustmark Corp. (Banks)	377	10,978
TTEC Holdings, Inc. (IT Services)	85	4,321
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	70	6,941
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	391	4,786
UFP Industries, Inc. (Building Products)	551	51,545
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	224	7,538
UniFirst Corp. (Commercial Services & Supplies)	79	15,677
uniQure N.V.* (Biotechnology)	369	7,841
United Community Banks, Inc. (Banks)	617	20,077
Uniti Group, Inc. (Equity Real Estate Investment Trusts (REITs))	953	6,280
Unitil Corp. (Multi-Utilities)	143	7,460
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts (REITs))	74	4,056
Urban Edge Properties (Equity Real Estate Investment Trusts (REITs))	534	8,411
Urstadt Biddle Properties, Inc.—Class A (Equity Real Estate Investment Trusts (REITs))	151	2,836
Vector Group, Ltd. (Tobacco)	516	6,682
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	459	9,116
Veradigm, Inc.* (Health Care Technology)	974	17,444
Vericel Corp.* (Biotechnology)	239	6,565
Veris Residential, Inc.* (Equity Real Estate Investment Trusts (REITs))	396	6,851
Veritex Holdings, Inc. (Banks)	236	6,643
Viavi Solutions, Inc.* (Communications Equipment)	1,050	11,865
Vir Biotechnology, Inc.* (Biotechnology)	677	20,005
Virtus Investment Partners, Inc. (Capital Markets)	33	7,091
Vista Outdoor, Inc.* (Leisure Products)	227	6,662
Vital Energy, Inc.* (Oil, Gas & Consumable Fuels)	151	8,498
Wabash National Corp. (Machinery)	246	6,337
Warrior Met Coal, Inc. (Metals & Mining)	258	9,773
WD-40 Co. (Household Products)	79	13,789
Westamerica Bancorp (Banks)	239	13,279
Winnebago Industries, Inc. (Automobiles)	127	8,087
WisdomTree, Inc. (Capital Markets)	559	3,220
Xencor, Inc.* (Biotechnology)	535	17,612
XPEL, Inc.* (Auto Components)	176	13,388
Yelp, Inc.* (Interactive Media & Services)	359	11,311
Zynex, Inc.* (Health Care Equipment & Supplies)	193	2,727
TOTAL COMMON STOCKS (Cost $2,897,435)		4,321,530

Collateral for Securities Loaned(b)(NM)

Invesco Government & Agency Portfolio—Institutional Shares, 4.32%(c)	780	780
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $780)		780
TOTAL INVESTMENT SECURITIES (Cost $2,898,215)—99.9%		4,322,310
Net other assets (liabilities)—0.1%		5,106
NET ASSETS—100.0%		$4,327,416

See accompanying notes to the financial statements.

124 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

*	Non-income producing security.
(a)	All or part of this security was on loan as of January 31, 2023. The total value of securities on loan as of January 31, 2023 was $733.
(b)	Securities were purchased with cash collateral held from securities on loan at January 31, 2023.
(c)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2023.
NM	Not meaningful, amount is less than 0.05%.

Small-Cap Growth ProFund invested in the following industries as of January 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$74,100	1.7%
Air Freight & Logistics	47,338	1.1%
Airlines	5,414	0.1%
Auto Components	64,112	1.5%
Automobiles	8,087	0.2%
Banks	484,101	11.2%
Beverages	19,595	0.5%
Biotechnology	163,380	3.8%
Building Products	121,283	2.8%
Capital Markets	65,895	1.5%
Chemicals	176,637	4.1%
Commercial Services & Supplies	30,060	0.7%
Communications Equipment	109,870	2.5%
Construction & Engineering	77,884	1.8%
Containers & Packaging	20,069	0.5%
Diversified Consumer Services	61,440	1.4%
Diversified Telecommunication Services	20,170	0.5%
Electrical Equipment	26,474	0.6%
Electronic Equipment, Instruments & Components	176,963	4.1%
Energy Equipment & Services	94,156	2.2%
Equity Real Estate Investment Trusts (REITs)	163,159	3.8%
Food & Staples Retailing	11,749	0.3%
Food Products	115,035	2.7%
Gas Utilities	23,619	0.5%
Health Care Equipment & Supplies	98,659	2.3%
Health Care Providers & Services	143,875	3.3%
Health Care Technology	37,602	0.9%
Hotels, Restaurants & Leisure	78,073	1.8%
Household Durables	48,156	1.1%
Household Products	22,644	0.5%
Insurance	79,618	1.8%
Interactive Media & Services	24,357	0.6%
Internet & Direct Marketing Retail	9,671	0.2%
IT Services	59,750	1.4%
Leisure Products	31,809	0.7%
Machinery	280,052	6.5%
Marine	22,349	0.5%
Media	11,838	0.3%
Metals & Mining	64,860	1.5%
Mortgage Real Estate Investment Trusts (REITs)	9,482	0.2%
Multi-Utilities	7,460	0.2%
Oil, Gas & Consumable Fuels	125,591	2.9%
Paper & Forest Products	10,053	0.2%
Personal Products	64,999	1.5%
Pharmaceuticals	124,389	2.9%
Professional Services	44,351	1.0%
Real Estate Management & Development	22,280	0.5%
Road & Rail	15,918	0.4%
Semiconductors & Semiconductor Equipment	251,095	5.8%
Software	162,169	3.7%
Specialty Retail	78,105	1.8%
Technology Hardware, Storage & Peripherals	8,278	0.2%
Textiles, Apparel & Luxury Goods	11,019	0.3%
Thrifts & Mortgage Finance	57,261	1.3%
Tobacco	6,682	0.2%
Trading Companies & Distributors	75,579	1.7%
Water Utilities	66,610	1.5%
Wireless Telecommunication Services	6,306	0.1%
Other**	5,886	0.1%
Total	$4,327,416	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Summary Schedule of Portfolio Investments :: Small-Cap ProFund :: 125

Common Stocks (61.2%)

	Percentage of Net Assets	Shares	Value
Agree Realty Corp. (Equity Real Estate Investment Trusts (REITs))	0.3%	66	$4,925
Apellis Pharmaceuticals, Inc.* (Biotechnology)*	0.1%	71	3,744
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	0.1%	29	4,154
Asbury Automotive Group, Inc.* (Specialty Retail)*	0.1%	17	3,739
Atkore, Inc.* (Electrical Equipment)*	0.1%	31	4,037
Celsius Holdings, Inc.* (Beverages)*	0.1%	42	4,213
ChampionX Corp. (Energy Equipment & Services)	0.3%	151	4,987
Chart Industries, Inc.* (Machinery)*	0.1%	32	4,287
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	0.1%	31	4,443
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	0.1%	56	3,727
Commercial Metals Co. (Metals & Mining)	0.2%	88	4,776
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)*	0.2%	46	5,602
EMCOR Group, Inc. (Construction & Engineering)	0.2%	36	5,337
Evoqua Water Technologies Corp.* (Machinery)*	0.1%	89	4,317
ExlService Holdings, Inc.* (IT Services)*	0.1%	24	4,093
Exponent, Inc. (Professional Services)	0.1%	38	3,896
Fluor Corp.* (Construction & Engineering)*	0.1%	107	3,932
Fox Factory Holding Corp.* (Auto Components)*	0.1%	32	3,778
Glacier Bancorp, Inc. (Banks)	0.1%	84	3,829
Halozyme Therapeutics, Inc.* (Biotechnology)*	0.3%	100	5,178
HealthEquity, Inc.* (Health Care Providers & Services)*	0.1%	62	3,773
Helmerich & Payne, Inc. (Energy Equipment & Services)	0.1%	77	3,731
Houlihan Lokey, Inc. (Capital Markets)	0.1%	38	3,764
Inspire Medical Systems, Inc.* (Health Care Technology)*	0.3%	21	5,313
Iridium Communications, Inc.* (Diversified Telecommunication Services)*	0.2%	94	5,625
Karuna Therapeutics, Inc.* (Biotechnology)*	0.1%	23	4,587
Kinsale Capital Group, Inc. (Insurance)	0.1%	16	4,454
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)*	0.2%	71	4,633
Matador Resources Co. (Oil, Gas & Consumable Fuels)	0.2%	85	5,624
Medpace Holdings, Inc.* (Life Sciences Tools & Services)*	0.1%	19	4,201
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	0.2%	111	4,841
Murphy USA, Inc. (Specialty Retail)	0.1%	16	4,351
Novanta, Inc.* (Electronic Equipment, Instruments & Components)*	0.1%	27	4,359
Old National Bancorp (Banks)	0.1%	221	3,867
RBC Bearings, Inc.* (Machinery)*	0.2%	21	5,124
RLI Corp. (Insurance)	0.1%	29	3,841
Ryman Hospitality Properties, Inc.—Class I (Equity Real Estate Investment Trusts (REITs))	0.1%	41	3,807
Saia, Inc.* (Road & Rail)*	0.2%	20	5,455
Selective Insurance Group, Inc. (Insurance)	0.1%	45	4,275
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)*	0.2%	27	5,074
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)*	0.1%	25	3,922
SouthState Corp. (Banks)	0.1%	56	4,457
STAG Industrial, Inc. (Equity Real Estate Investment Trusts (REITs))	0.2%	136	4,841
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)*	0.1%	30	3,750
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	0.2%	50	5,022
The Ensign Group, Inc. (Health Care Providers & Services)	0.1%	41	3,824
UFP Industries, Inc. (Building Products)	0.1%	45	4,209
United Bankshares, Inc. (Banks)	0.1%	98	3,939
Valley National Bancorp (Banks)	0.1%	324	3,848
Other Common Stocks(a)	54.3%	88,294	1,663,667
TOTAL COMMON STOCKS (Cost $1,004,860)			1,879,172

Right(NM)

Zogenix, Inc. CVR;*+(b) (Pharmaceuticals)	40	27
TOTAL RIGHT (Cost $—)		27

See accompanying notes to the financial statements.

126 :: Small-Cap ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	290	$—
TOTAL TRUST (Cost $—)		—

Repurchase Agreements(c)(d) (41.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.22%, dated 1/31/23, due 2/1/23, total to be received $1,276,149	$1,276,000	$1,276,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,276,000)		1,276,000

Collateral for Securities Loaned(e) (0.5%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 4.32%(f)	16,510	$16,510
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $16,510)		16,510
TOTAL INVESTMENT SECURITIES (Cost $2,297,370)—103.3%		3,171,709
Net other assets (liabilities)—(3.3)%		(103,450)
NET ASSETS—100.0%		$3,068,259

*	Non-income producing security.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of January 31, 2023, these securities represented less than 0.005% of the net assets of the Fund.
(a)	All or part of one or more of the securities in this group was on loan as of January 31, 2023. The total value of securities on loan as of January 31, 2023 was $16,172.
(b)	On March 7, 2022, UCB SA acquired Zogenix Inc. As part of the acquisition, shareholders of Zogenix Inc. are entitled to a CVR per share of Zogenix Inc. held. The CVR has a potential cash payment of $2.00 upon EU approval by December 31, 2023, of FINTEPLA® as an orphan medicine for treatment of Lennox-Gastaut syndrome (LGS). Subsequent to the date of this report, it was determined that the required contingencies of this CVR had been satisfied. Consequently, each outstanding CVR was retired in exchange for a $2.00 cash payment, effective February 24, 2023.
(c)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2023, the aggregate amount held in a segregated account was $183,000.
(e)	Securities were purchased with cash collateral held from securities on loan at January 31, 2023.
(f)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2023.
CVR	Contingent Value Rights
NM	Not meaningful, amount is less than 0.05%.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	2/27/23	4.73%	$936,991	$12,213
Russell 2000 Index	UBS AG	2/27/23	4.33%	253,085	2,580
				$1,190,076	$14,793

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Summary Schedule of Portfolio Investments :: Small-Cap ProFund :: 127

Small-Cap ProFund invested in the following industries as of January 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$18,581	0.6%
Air Freight & Logistics	7,724	0.3%
Airlines	5,933	0.2%
Auto Components	27,345	0.9%
Automobiles	3,210	0.1%
Banks	170,431	5.5%
Beverages	10,843	0.4%
Biotechnology	134,518	4.4%
Building Products	25,114	0.8%
Capital Markets	31,128	1.0%
Chemicals	38,822	1.3%
Commercial Services & Supplies	26,077	0.8%
Communications Equipment	16,768	0.5%
Construction & Engineering	30,150	1.0%
Construction Materials	3,261	0.1%
Consumer Discretionary Products	516	NM
Consumer Finance	11,819	0.4%
Containers & Packaging	6,210	0.2%
Distributors	399	NM
Diversified Consumer Services	20,402	0.7%
Diversified Financial Services	5,970	0.2%
Diversified Telecommunication Services	12,085	0.4%
Electric Utilities	12,977	0.4%
Electrical Equipment	27,145	0.9%
Electronic Equipment, Instruments & Components	44,402	1.4%
Energy Equipment & Services	40,684	1.3%
Entertainment	5,730	0.2%
Equity Real Estate Investment Trusts (REITs)	112,367	3.6%
Food & Staples Retailing	11,069	0.4%
Food Products	21,350	0.7%
Gas Utilities	19,195	0.6%
Health Care Equipment & Supplies	64,304	2.1%
Health Care Providers & Services	47,416	1.5%
Health Care Technology	16,612	0.5%
Hotels, Restaurants & Leisure	47,746	1.6%
Household Durables	32,052	1.0%
Household Products	5,083	0.2%
Independent Power and Renewable Electricity Producers	8,612	0.3%
Industrial Conglomerates	453	NM
Insurance	38,952	1.3%
Interactive Media & Services	12,966	0.4%
Internet & Direct Marketing Retail	7,991	0.3%
IT Services	38,752	1.3%
Leisure Products	11,853	0.4%
Life Sciences Tools & Services	14,204	0.5%
Machinery	74,782	2.4%
Marine	4,634	0.2%
Media	17,271	0.6%
Metals & Mining	31,267	1.0%
Mortgage Real Estate Investment Trusts (REITs)	24,021	0.8%
Multiline Retail	1,524	NM
Multi-Utilities	8,967	0.3%
Oil, Gas & Consumable Fuels	83,089	2.7%
Paper & Forest Products	3,820	0.1%
Personal Products	13,918	0.5%
Pharmaceuticals	34,350	1.1%
Professional Services	29,609	1.0%
Real Estate Management & Development	13,078	0.4%
Road & Rail	11,790	0.4%
Semiconductors & Semiconductor Equipment	52,721	1.7%
Software	85,370	2.8%
Specialty Retail	43,880	1.4%
Technology Hardware, Storage & Peripherals	7,265	0.2%
Textiles, Apparel & Luxury Goods	13,732	0.4%
Thrifts & Mortgage Finance	27,842	0.9%
Tobacco	2,767	0.1%
Trading Companies & Distributors	32,678	1.1%
Water Utilities	8,913	0.3%
Wireless Telecommunication Services	2,690	0.1%
Other**	1,189,060	38.8%
Total	$3,068,259	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

128 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks (100.7%)

	Shares	Value
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	2,099	$22,795
8x8, Inc.* (Software)	961	4,526
AAR Corp.* (Aerospace & Defense)	530	27,263
Aaron's Co., Inc. (The) (Specialty Retail)	491	7,193
Abercrombie & Fitch Co.* (Specialty Retail)	793	22,965
ABM Industries, Inc. (Commercial Services & Supplies)	1,056	49,537
Academy Sports & Outdoors, Inc. (Leisure Products)	674	39,375
Acadia Realty Trust (Equity Real Estate Investment Trusts (REITs))	1,519	23,590
Adeia, Inc. (Software)	1,682	18,418
ADTRAN Holdings, Inc. (Communications Equipment)	349	6,586
AdvanSix, Inc. (Chemicals)	441	19,069
Agiliti, Inc.* (Health Care Providers & Services)	293	5,406
Agree Realty Corp. (Equity Real Estate Investment Trusts (REITs))	441	32,912
Alamo Group, Inc. (Machinery)	45	7,041
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts (REITs))	1,159	23,203
Allegiant Travel Co.* (Airlines)	250	21,507
Ambac Financial Group, Inc.* (Insurance)	721	12,012
AMC Networks, Inc.*—Class A (Media)	451	8,348
American Assets Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	833	23,707
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	1,835	16,276
American Eagle Outfitters, Inc. (Specialty Retail)	2,787	44,981
American Equity Investment Life Holding Co. (Insurance)	530	25,255
American States Water Co. (Water Utilities)	186	17,516
American Woodmark Corp.* (Building Products)	270	15,468
America's Car-Mart, Inc.* (Specialty Retail)	92	7,925
Ameris Bancorp (Banks)	407	19,194
AMERISAFE, Inc. (Insurance)	140	7,711
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	625	8,138
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	93	4,160
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	112	3,473
Apogee Enterprises, Inc. (Building Products)	150	7,026
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts (REITs))	2,073	25,229
Apollo Medical Holdings, Inc.*(a) (Health Care Providers & Services)	634	22,596
ArcBest Corp. (Road & Rail)	394	32,879
Archrock, Inc. (Energy Equipment & Services)	2,139	21,198
Arconic Corp.* (Metals & Mining)	1,625	38,203
Arcosa, Inc. (Construction & Engineering)	262	15,529
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	710	2,663
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	381	4,831
Artivion, Inc.* (Health Care Equipment & Supplies)	647	8,437
Asbury Automotive Group, Inc.* (Specialty Retail)	196	43,120
Assured Guaranty, Ltd. (Insurance)	468	29,296
Astec Industries, Inc. (Machinery)	364	16,067
ATI, Inc.* (Metals & Mining)	785	28,566
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	227	23,202
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	743	22,766
Avid Bioservices, Inc.* (Biotechnology)	307	4,860
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	219	6,638
Avista Corp. (Multi-Utilities)	1,182	47,162
Axos Financial, Inc.* (Thrifts & Mortgage Finance)	395	19,007
AZZ, Inc. (Electrical Equipment)	400	16,992
B Riley Financial, Inc. (Capital Markets)	132	5,640
B&G Foods, Inc. (Food Products)	1,147	16,081
Banc of California, Inc. (Banks)	895	15,591
BankUnited, Inc. (Banks)	1,239	46,636
Barnes Group, Inc. (Machinery)	807	35,719
Bed Bath & Beyond, Inc.*(a) (Specialty Retail)	753	2,123
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	561	15,702
Berkshire Hills Bancorp, Inc. (Banks)	302	9,377
Big Lots, Inc. (Multiline Retail)	465	7,607
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	377	11,902
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	590	14,308
Boot Barn Holdings, Inc.* (Specialty Retail)	186	15,529
Brady Corp.—Class A (Commercial Services & Supplies)	260	13,902
Brandywine Realty Trust (Equity Real Estate Investment Trusts (REITs))	2,746	18,014
Bread Financial Holdings, Inc. (IT Services)	801	32,866
Brightsphere Investment Group, Inc. (Capital Markets)	250	5,863
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	705	27,819
Bristow Group, Inc.* (Energy Equipment & Services)	378	11,544
Brookline Bancorp, Inc. (Banks)	1,400	18,312
Calavo Growers, Inc. (Food Products)	285	9,134
Caleres, Inc. (Specialty Retail)	581	15,118
California Water Service Group (Water Utilities)	332	20,308
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	408	17,360
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	2,067	17,301
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	673	9,382
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	590	12,225
Carpenter Technology Corp. (Metals & Mining)	775	37,425
Centerspace (Equity Real Estate Investment Trusts (REITs))	240	16,229
Central Garden & Pet Co.* (Household Products)	80	3,355
Central Garden & Pet Co.*—Class A (Household Products)	346	13,712
Central Pacific Financial Corp. (Banks)	434	9,808
Century Aluminum Co.* (Metals & Mining)	821	9,228

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 129

Common Stocks, continued

	Shares	Value
Century Communities, Inc. (Household Durables)	451	$27,601
Cerence, Inc.* (Software)	628	15,399
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	143	4,736
Chatham Lodging Trust (Equity Real Estate Investment Trusts (REITs))	780	11,084
Chesapeake Utilities Corp. (Gas Utilities)	93	11,725
Chico's FAS, Inc.* (Specialty Retail)	1,999	10,535
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	135	4,621
Cinemark Holdings, Inc.* (Entertainment)	1,715	20,478
CIRCOR International, Inc.* (Machinery)	326	9,014
Clearwater Paper Corp.* (Paper & Forest Products)	270	10,425
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	279	19,131
Coherus Biosciences, Inc.* (Biotechnology)	508	4,308
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	259	9,345
Columbia Banking System, Inc. (Banks)	603	18,639
Community Bank System, Inc. (Banks)	370	21,353
Community Health Systems, Inc. (Health Care Providers & Services)	2,007	10,477
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	147	6,303
Compass Minerals International, Inc. (Metals & Mining)	545	25,430
Computer Programs and Systems, Inc.* (Health Care Technology)	107	3,144
Comtech Telecommunications Corp. (Communications Equipment)	445	7,058
CONMED Corp. (Health Care Equipment & Supplies)	250	23,940
Consensus Cloud Solutions, Inc.* (Software)	91	5,348
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	1,181	5,137
Core Laboratories N.V. (Energy Equipment & Services)	387	9,907
CoreCivic, Inc.* (Equity Real Estate Investment Trusts (REITs))	1,836	19,535
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	269	4,231
CorVel Corp.* (Health Care Providers & Services)	50	8,908
Cushman & Wakefield PLC* (Real Estate Management & Development)	2,599	37,504
Customers Bancorp, Inc.* (Banks)	245	7,441
Cutera, Inc.* (Health Care Equipment & Supplies)	84	2,926
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	296	12,832
Deluxe Corp. (Commercial Services & Supplies)	691	13,813
Designer Brands, Inc. (Specialty Retail)	815	8,403
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts (REITs))	3,349	32,251
Digital Turbine, Inc.* (Software)	518	8,992
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	97	7,499
DMC Global, Inc.* (Energy Equipment & Services)	295	6,708
Donnelley Financial Solutions, Inc.* (Capital Markets)	201	9,168
Douglas Elliman, Inc. (Real Estate Management & Development)	1,081	5,037
Dril-Quip, Inc.* (Energy Equipment & Services)	253	7,770
DXP Enterprises, Inc.* (Trading Companies & Distributors)	253	7,666
Eagle Bancorp, Inc. (Banks)	510	24,220
Eagle Pharmaceuticals, Inc.* (Biotechnology)	53	1,799
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	1,453	23,597
Ebix, Inc. (Software)	379	7,224
Edgewell Personal Care Co. (Personal Products)	431	18,473
El Pollo Loco Holdings, Inc. (Hotels, Restaurants & Leisure)	314	3,853
Ellington Financial, Inc. (Mortgage Real Estate Investment Trusts (REITs))	917	12,590
Elme Communities (Equity Real Estate Investment Trusts (REITs))	1,399	26,861
Embecta Corp. (Health Care Equipment & Supplies)	488	12,878
Emergent BioSolutions, Inc.* (Biotechnology)	711	9,378
Employers Holdings, Inc. (Insurance)	211	9,257
Enanta Pharmaceuticals, Inc.* (Biotechnology)	192	10,249
Encore Capital Group, Inc.* (Consumer Finance)	377	21,006
Enerpac Tool Group Corp. (Machinery)	308	8,174
Enhabit, Inc.* (Health Care Providers & Services)	793	12,180
Enova International, Inc.* (Consumer Finance)	504	23,008
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	225	11,201
ESCO Technologies, Inc. (Machinery)	135	13,289
Essential Properties Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	2,275	57,966
EVERTEC, Inc. (IT Services)	365	13,483
Exponent, Inc. (Professional Services)	251	25,737
EZCORP, Inc.*—Class A (Consumer Finance)	859	7,825
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	300	8,244
FB Financial Corp. (Banks)	285	10,705
First Bancorp (Banks)	227	9,046
First Commonwealth Financial Corp. (Banks)	674	9,915
First Financial Bancorp (Banks)	682	17,275
First Hawaiian, Inc. (Banks)	980	26,891
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	1,224	34,443
Forrester Research, Inc.* (Professional Services)	180	6,671
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	442	12,712
Franklin BSP Realty Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	1,319	19,126
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts (REITs))	1,466	4,515

See accompanying notes to the financial statements.

130 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Fresh Del Monte Produce, Inc. (Food Products)	488	$13,957
Frontdoor, Inc.* (Diversified Consumer Services)	625	16,987
Fulgent Genetics, Inc.* (Health Care Providers & Services)	173	5,844
FutureFuel Corp. (Chemicals)	178	1,650
Gannett Co., Inc.* (Media)	2,333	5,273
Genesco, Inc.* (Specialty Retail)	201	9,706
Gentherm, Inc.* (Auto Components)	208	15,481
Genworth Financial, Inc.* (Insurance)	7,936	43,806
Getty Realty Corp. (Equity Real Estate Investment Trusts (REITs))	248	9,035
Gibraltar Industries, Inc.* (Building Products)	491	26,303
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	682	11,539
Glaukos Corp.* (Health Care Equipment & Supplies)	251	12,312
Global Net Lease, Inc. (Equity Real Estate Investment Trusts (REITs))	1,661	24,832
GMS, Inc.* (Trading Companies & Distributors)	678	40,218
Gogo, Inc.* (Wireless Telecommunication Services)	363	6,088
Golden Entertainment, Inc.* (Hotels, Restaurants & Leisure)	138	5,451
Granite Construction, Inc. (Construction & Engineering)	701	29,848
Granite Point Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	836	5,584
Green Dot Corp.*—Class A (Consumer Finance)	748	13,524
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	949	32,997
Group 1 Automotive, Inc. (Specialty Retail)	234	50,040
Guess?, Inc.(a) (Specialty Retail)	486	11,261
H.B. Fuller Co. (Chemicals)	308	21,283
Harsco Corp.* (Machinery)	1,269	10,076
Haverty Furniture Cos., Inc. (Specialty Retail)	106	3,702
Hawaiian Holdings, Inc.* (Airlines)	824	10,152
Haynes International, Inc. (Metals & Mining)	65	3,620
HCI Group, Inc. (Insurance)	112	5,624
Healthcare Services Group, Inc. (Commercial Services & Supplies)	1,186	15,975
HealthStream, Inc.* (Health Care Technology)	140	3,385
Heartland Express, Inc. (Road & Rail)	263	4,424
Heidrick & Struggles International, Inc. (Professional Services)	318	9,782
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	2,280	18,080
Helmerich & Payne, Inc. (Energy Equipment & Services)	711	34,442
Hersha Hospitality Trust (Equity Real Estate Investment Trusts (REITs))	528	4,858
Heska Corp.* (Health Care Equipment & Supplies)	162	14,489
Hibbett, Inc. (Specialty Retail)	96	6,371
Hilltop Holdings, Inc. (Banks)	731	23,904
HNI Corp. (Commercial Services & Supplies)	661	21,000
HomeStreet, Inc. (Banks)	285	7,857
Hope Bancorp, Inc. (Banks)	1,914	24,671
Horace Mann Educators Corp. (Insurance)	654	23,289
Hub Group, Inc.*—Class A (Air Freight & Logistics)	289	24,643
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	2,048	23,327
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	458	15,480
Independent Bank Corp. (Banks)	350	27,892
Independent Bank Group, Inc. (Banks)	568	34,818
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts (REITs))	1,049	4,626
Inogen, Inc.* (Health Care Equipment & Supplies)	364	8,492
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	486	54,782
Installed Building Products, Inc. (Household Durables)	124	13,651
Insteel Industries, Inc. (Building Products)	167	5,008
Integer Holdings Corp.* (Health Care Equipment & Supplies)	527	34,682
Interface, Inc. (Commercial Services & Supplies)	930	10,583
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts (REITs))	310	4,554
iRobot Corp.* (Household Durables)	434	19,530
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	788	9,078
iStar, Inc. (Equity Real Estate Investment Trusts (REITs))	1,389	12,890
Itron, Inc.* (Electronic Equipment, Instruments & Components)	722	41,493
James River Group Holdings, Ltd. (Insurance)	600	13,596
John B Sanfilippo & Son, Inc. (Food Products)	53	4,479
John Bean Technologies Corp. (Machinery)	510	56,983
Kaman Corp.—Class A (Trading Companies & Distributors)	451	11,374
KAR Auction Services, Inc.* (Commercial Services & Supplies)	1,745	25,407
Kelly Services, Inc.—Class A (Professional Services)	556	10,064
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	917	14,608
Knowles Corp.* (Electronic Equipment, Instruments & Components)	1,454	27,960
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	789	37,683
Koppers Holdings, Inc. (Chemicals)	336	11,629
Korn Ferry (Professional Services)	445	24,025
La-Z-Boy, Inc. (Household Durables)	687	19,531
LCI Industries (Auto Components)	204	22,893
LeMaitre Vascular, Inc. (Health Care Equipment & Supplies)	96	4,529
LendingTree, Inc.* (Thrifts & Mortgage Finance)	173	6,861
Leslie's, Inc.* (Specialty Retail)	830	12,857
LGI Homes, Inc.* (Household Durables)	327	37,229
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	117	8,155
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	195	2,923
LivePerson, Inc.* (Software)	536	6,904
LiveRamp Holdings, Inc.* (Software)	476	12,738

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 131

Common Stocks, continued

	Shares	Value
LTC Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	227	$8,660
LXP Industrial Trust (Equity Real Estate Investment Trusts (REITs))	4,411	50,947
M.D.C Holdings, Inc. (Household Durables)	912	34,437
M/I Homes, Inc.* (Household Durables)	437	26,133
MarineMax, Inc.* (Specialty Retail)	346	10,813
Masterbrand, Inc.* (Building Products)	2,067	19,016
Materion Corp. (Metals & Mining)	142	12,816
Mativ Holdings, Inc. (Paper & Forest Products)	880	24,253
Matthews International Corp.—Class A (Commercial Services & Supplies)	488	18,076
Mercer International, Inc. (Paper & Forest Products)	370	4,710
Mercury General Corp. (Insurance)	425	15,185
Meritage Homes Corp.* (Household Durables)	583	62,784
Mesa Laboratories, Inc. (Health Care Equipment & Supplies)	32	6,225
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	285	13,606
Middlesex Water Co. (Water Utilities)	97	8,134
MillerKnoll, Inc. (Commercial Services & Supplies)	1,210	28,895
Minerals Technologies, Inc. (Chemicals)	518	35,975
Mister Car Wash, Inc.* (Diversified Consumer Services)	618	6,347
ModivCare, Inc.* (Health Care Providers & Services)	204	21,881
Monro, Inc. (Specialty Retail)	504	25,654
Moog, Inc.—Class A (Aerospace & Defense)	180	17,158
Motorcar Parts of America, Inc.* (Auto Components)	307	4,470
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	253	8,946
MYR Group, Inc.* (Construction & Engineering)	135	13,373
Myriad Genetics, Inc.* (Biotechnology)	1,299	25,615
Nabors Industries, Ltd.* (Energy Equipment & Services)	47	8,344
National Bank Holdings Corp. (Banks)	204	8,615
National Beverage Corp.* (Beverages)	120	5,304
National Presto Industries, Inc. (Aerospace & Defense)	80	6,129
National Vision Holdings, Inc.* (Specialty Retail)	527	21,660
Nektar Therapeutics* (Pharmaceuticals)	1,570	4,270
NeoGenomics, Inc.* (Life Sciences Tools & Services)	2,023	24,033
NETGEAR, Inc.* (Communications Equipment)	462	9,226
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	5,933	18,511
NexPoint Residential Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	169	8,535
NMI Holdings, Inc.*—Class A (Thrifts & Mortgage Finance)	659	15,309
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	307	4,590
Northwest Bancshares, Inc. (Banks)	979	13,843
Northwest Natural Holding Co. (Gas Utilities)	204	10,229
NOW, Inc.* (Trading Companies & Distributors)	1,766	24,795
Nu Skin Enterprises, Inc.—Class A (Personal Products)	793	34,004
NuVasive, Inc.* (Health Care Equipment & Supplies)	834	38,029
Oceaneering International, Inc.* (Energy Equipment & Services)	451	9,629
Office Properties Income Trust (Equity Real Estate Investment Trusts (REITs))	778	13,350
O-I Glass, Inc.* (Containers & Packaging)	1,341	25,814
Oil States International, Inc.* (Energy Equipment & Services)	1,022	8,748
Olympic Steel, Inc. (Metals & Mining)	150	6,636
OneSpan, Inc.* (Software)	288	3,977
OptimizeRx Corp.* (Health Care Technology)	116	2,082
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	1,162	6,484
Organogenesis Holdings, Inc.* (Biotechnology)	1,131	2,895
Orion Office REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	907	8,753
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	535	11,572
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	123	11,649
Outfront Media, Inc. (Equity Real Estate Investment Trusts (REITs))	2,337	46,506
Owens & Minor, Inc.* (Health Care Providers & Services)	1,218	24,043
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	76	8,909
Pacific Premier Bancorp, Inc. (Banks)	1,521	49,188
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	885	23,656
Park Aerospace Corp. (Aerospace & Defense)	142	1,975
Pathward Financial, Inc. (Banks)	129	6,401
Patrick Industries, Inc. (Auto Components)	346	24,556
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	1,110	18,648
Payoneer Global, Inc.* (IT Services)	1,819	10,841
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	180	8,825
Pediatrix Medical Group, Inc.* (Health Care Providers & Services)	1,311	20,124
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts (REITs))	1,423	21,701
Perdoceo Education Corp.* (Diversified Consumer Services)	398	5,958
Perficient, Inc.* (IT Services)	239	17,719
PetMed Express, Inc. (Internet & Direct Marketing Retail)	337	7,239
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	322	4,959
Pitney Bowes, Inc. (Commercial Services & Supplies)	2,590	11,163
Powell Industries, Inc. (Electrical Equipment)	143	5,677
PRA Group, Inc.* (Consumer Finance)	620	24,949
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	239	15,717
PriceSmart, Inc. (Food & Staples Retailing)	400	29,724
ProAssurance Corp. (Insurance)	866	16,792
PROG Holdings, Inc.* (Consumer Finance)	803	17,899
ProPetro Holding Corp.* (Energy Equipment & Services)	1,540	15,323

See accompanying notes to the financial statements.

132 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Proto Labs, Inc.* (Machinery)	433	$13,250
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	1,199	28,129
Quanex Building Products Corp. (Building Products)	227	5,877
QuinStreet, Inc.* (Interactive Media & Services)	386	5,917
RadNet, Inc.* (Health Care Providers & Services)	779	16,398
Rayonier Advanced Materials, Inc.* (Chemicals)	1,021	7,076
RE/MAX Holdings, Inc. (Real Estate Management & Development)	293	6,683
Ready Capital Corp. (Mortgage Real Estate Investment Trusts (REITs))	1,573	20,811
Realogy Holdings Corp.* (Real Estate Management & Development)	1,754	14,874
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	1,815	15,173
Renasant Corp. (Banks)	893	31,773
Rent-A-Center, Inc. (Specialty Retail)	803	21,593
Resideo Technologies, Inc.* (Building Products)	2,331	44,826
Resources Connection, Inc. (Professional Services)	511	8,825
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts (REITs))	1,993	31,549
Rogers Corp.* (Electronic Equipment, Instruments & Components)	302	42,156
RPT Realty (Equity Real Estate Investment Trusts (REITs))	1,362	14,274
Ruth's Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	232	4,016
RXO, Inc.* (Road & Rail)	1,845	33,800
S&T Bancorp, Inc. (Banks)	194	7,058
Sabre Corp.* (IT Services)	3,256	22,174
Safehold, Inc. (Equity Real Estate Investment Trusts (REITs))	389	13,599
Safety Insurance Group, Inc. (Insurance)	97	8,186
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,714	26,704
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	491	29,917
Saul Centers, Inc. (Equity Real Estate Investment Trusts (REITs))	89	3,810
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	404	13,304
Scholastic Corp. (Media)	473	20,925
Seacoast Banking Corp. of Florida (Banks)	608	19,523
Select Medical Holdings Corp. (Health Care Providers & Services)	1,669	48,518
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	1,014	33,492
Seneca Foods Corp.*—Class A (Food Products)	86	5,375
Service Properties Trust (Equity Real Estate Investment Trusts (REITs))	2,646	23,576
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	279	15,870
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	803	15,699
Shoe Carnival, Inc. (Specialty Retail)	275	7,510
Shutterstock, Inc. (Internet & Direct Marketing Retail)	201	15,129
Signet Jewelers, Ltd. (Specialty Retail)	738	56,685
Simmons First National Corp.—Class A (Banks)	2,029	45,267
Simulations Plus, Inc. (Health Care Technology)	86	3,538
SiriusPoint, Ltd.* (Insurance)	1,361	10,330
SITE Centers Corp. (Equity Real Estate Investment Trusts (REITs))	2,954	40,322
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	674	18,097
SkyWest, Inc.* (Airlines)	810	16,816
Sleep Number Corp.* (Specialty Retail)	351	12,067
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	778	13,374
Sonic Automotive, Inc.—Class A (Specialty Retail)	270	14,502
Sonos, Inc.* (Household Durables)	2,035	37,526
Southside Bancshares, Inc. (Banks)	204	7,728
SpartanNash Co. (Food & Staples Retailing)	561	17,772
SPX Technologies, Inc.* (Machinery)	275	20,628
Standard Motor Products, Inc. (Auto Components)	300	12,138
Standex International Corp. (Machinery)	58	6,703
Stepan Co. (Chemicals)	117	12,851
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	1,169	41,908
Stewart Information Services Corp. (Insurance)	433	20,684
Strategic Education, Inc. (Diversified Consumer Services)	150	14,003
Sturm Ruger & Co., Inc. (Leisure Products)	112	6,373
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	1,711	14,578
SunCoke Energy, Inc. (Metals & Mining)	1,333	12,144
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	3,366	36,992
Surmodics, Inc.* (Health Care Equipment & Supplies)	107	3,008
Sylvamo Corp. (Paper & Forest Products)	227	10,789
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	481	9,529
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts (REITs))	748	14,294
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	1,598	21,364
Tennant Co. (Machinery)	296	20,758
The Andersons, Inc. (Food & Staples Retailing)	278	10,225
The Buckle, Inc. (Specialty Retail)	143	6,292
The Cheesecake Factory, Inc.(a) (Hotels, Restaurants & Leisure)	761	29,868
The Chefs' Warehouse, Inc.* (Food & Staples Retailing)	204	7,799
The Children's Place, Inc.* (Specialty Retail)	208	9,437
The E.W. Scripps Co.*—Class A (Media)	926	13,844
The GEO Group, Inc.* (Equity Real Estate Investment Trusts (REITs))	1,984	22,816
The Greenbrier Cos., Inc. (Machinery)	524	16,202
The Hain Celestial Group, Inc.* (Food Products)	1,426	29,261
The Marcus Corp. (Entertainment)	389	5,889
The ODP Corp.* (Specialty Retail)	646	33,334

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Schedule of Portfolio Investments :: Small-Cap Value ProFund :: 133

Common Stocks, continued

	Shares	Value
The Pennant Group, Inc.* (Health Care Providers & Services)	450	$5,823
Thryv Holdings, Inc.* (Media)	488	10,917
TimkenSteel Corp.* (Metals & Mining)	363	7,140
Tompkins Financial Corp. (Banks)	76	5,725
Tredegar Corp. (Chemicals)	406	4,925
TreeHouse Foods, Inc.* (Food Products)	427	20,680
Tri Pointe Homes, Inc.* (Household Durables)	1,614	35,653
Trinity Industries, Inc. (Machinery)	530	15,248
Trinseo PLC (Chemicals)	559	15,512
Triumph Financial, Inc.* (Banks)	142	7,914
Triumph Group, Inc.* (Aerospace & Defense)	1,038	11,823
TrueBlue, Inc.* (Professional Services)	524	10,286
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	106	3,806
Trustmark Corp. (Banks)	302	8,794
TTEC Holdings, Inc. (IT Services)	149	7,575
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,633	25,671
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts (REITs))	1,379	24,739
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	80	7,932
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	510	6,242
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	327	11,004
UniFirst Corp. (Commercial Services & Supplies)	97	19,249
Unisys Corp.* (IT Services)	1,084	5,864
United Community Banks, Inc. (Banks)	593	19,296
United Fire Group, Inc. (Insurance)	347	10,927
United Natural Foods, Inc.* (Food & Staples Retailing)	934	38,874
Uniti Group, Inc. (Equity Real Estate Investment Trusts (REITs))	2,088	13,760
Universal Corp. (Tobacco)	395	21,476
Universal Electronics, Inc.* (Household Durables)	194	4,545
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts (REITs))	71	3,892
Universal Insurance Holdings, Inc. (Insurance)	439	5,593
Urban Edge Properties (Equity Real Estate Investment Trusts (REITs))	921	14,506
Urban Outfitters, Inc.* (Specialty Retail)	959	26,267
Urstadt Biddle Properties, Inc.—Class A (Equity Real Estate Investment Trusts (REITs))	203	3,812
USANA Health Sciences, Inc.* (Personal Products)	176	10,285
Vanda Pharmaceuticals, Inc.* (Biotechnology)	901	6,920
Varex Imaging Corp.* (Health Care Equipment & Supplies)	639	13,732
Vector Group, Ltd. (Tobacco)	1,177	15,242
Vericel Corp.* (Biotechnology)	323	8,873
Veris Residential, Inc.* (Equity Real Estate Investment Trusts (REITs))	558	9,653
Veritex Holdings, Inc. (Banks)	441	12,414
Veritiv Corp. (Trading Companies & Distributors)	215	26,884
Viad Corp.* (Commercial Services & Supplies)	329	9,722
Viavi Solutions, Inc.* (Communications Equipment)	1,737	19,628
Virtus Investment Partners, Inc. (Capital Markets)	53	11,388
Vista Outdoor, Inc.* (Leisure Products)	495	14,528
Wabash National Corp. (Machinery)	320	8,243
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	488	46,545
Warrior Met Coal, Inc. (Metals & Mining)	364	13,788
WD-40 Co. (Household Products)	79	13,789
Whitestone REIT (Equity Real Estate Investment Trusts (REITs))	742	7,724
Winnebago Industries, Inc. (Automobiles)	262	16,684
WisdomTree, Inc. (Capital Markets)	785	4,522
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	1,260	20,324
World Acceptance Corp.*(a) (Consumer Finance)	53	5,073
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	993	28,102
WSFS Financial Corp. (Thrifts & Mortgage Finance)	985	47,585
WW International, Inc.* (Diversified Consumer Services)	856	4,254
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts (REITs))	1,822	27,148
Xperi, Inc.* (Software)	667	6,903
Yelp, Inc.* (Interactive Media & Services)	468	14,747
Zimvie, Inc.* (Health Care Equipment & Supplies)	332	3,257
Zumiez, Inc.* (Specialty Retail)	250	6,458
TOTAL COMMON STOCKS (Cost $5,865,901)		7,517,832

Repurchase Agreements(b) (1.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.22%, dated 1/31/23, due 2/1/23, total to be received $88,010	$88,000	$88,000
TOTAL REPURCHASE AGREEMENTS (Cost $88,000)		88,000

Collateral for Securities Loaned(c) (0.9%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 4.32%(d)	69,204	$69,204
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $69,204)		69,204
TOTAL INVESTMENT SECURITIES (Cost $6,023,105)—102.8%		7,675,036
Net other assets (liabilities)—(2.8)%		(209,532)
NET ASSETS—100.0%		$7,465,504

See accompanying notes to the financial statements.

134 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

*	Non-income producing security.
(a)	All or part of this security was on loan as of January 31, 2023. The total value of securities on loan as of January 31, 2023 was $67,981.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at January 31, 2023.
(d)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2023.

Small-Cap Value ProFund invested in the following industries as of January 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$64,348	0.9%
Air Freight & Logistics	47,845	0.6%
Airlines	48,475	0.7%
Auto Components	95,814	1.3%
Automobiles	16,684	0.2%
Banks	627,084	8.4%
Beverages	5,304	0.1%
Biotechnology	83,975	1.1%
Building Products	123,524	1.7%
Capital Markets	36,581	0.5%
Chemicals	129,970	1.7%
Commercial Services & Supplies	237,322	3.2%
Communications Equipment	42,498	0.6%
Construction & Engineering	58,750	0.8%
Consumer Finance	113,284	1.5%
Containers & Packaging	25,814	0.3%
Diversified Consumer Services	47,549	0.6%
Diversified Telecommunication Services	24,268	0.3%
Electrical Equipment	22,669	0.3%
Electronic Equipment, Instruments & Components	307,173	4.1%
Energy Equipment & Services	176,583	2.4%
Entertainment	26,367	0.4%
Equity Real Estate Investment Trusts (REITs)	862,159	11.5%
Food & Staples Retailing	104,393	1.4%
Food Products	98,967	1.3%
Gas Utilities	21,954	0.3%
Health Care Equipment & Supplies	248,751	3.3%
Health Care Providers & Services	210,130	2.8%
Health Care Technology	12,149	0.2%
Hotels, Restaurants & Leisure	156,136	2.1%
Household Durables	318,620	4.3%
Household Products	30,856	0.4%
Insurance	257,543	3.5%
Interactive Media & Services	20,664	0.3%
Internet & Direct Marketing Retail	25,291	0.3%
IT Services	110,522	1.5%
Leisure Products	60,276	0.8%
Life Sciences Tools & Services	24,033	0.3%
Machinery	257,394	3.4%
Media	59,306	0.8%
Metals & Mining	194,996	2.6%
Mortgage Real Estate Investment Trusts (REITs)	182,626	2.4%
Multiline Retail	7,607	0.1%
Multi-Utilities	47,162	0.6%
Oil, Gas & Consumable Fuels	111,644	1.5%
Paper & Forest Products	50,177	0.7%
Personal Products	62,762	0.8%
Pharmaceuticals	37,261	0.5%
Professional Services	95,390	1.3%
Real Estate Management & Development	64,098	0.9%
Road & Rail	71,103	1.0%
Semiconductors & Semiconductor Equipment	121,875	1.6%
Software	90,429	1.2%
Specialty Retail	550,805	7.4%
Technology Hardware, Storage & Peripherals	33,664	0.5%
Textiles, Apparel & Luxury Goods	129,309	1.7%
Thrifts & Mortgage Finance	189,133	2.5%
Tobacco	36,718	0.5%
Trading Companies & Distributors	110,937	1.5%
Water Utilities	45,959	0.6%
Wireless Telecommunication Services	43,152	0.6%
Other**	(52,328)	(0.7)%
Total	$7,465,504	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Schedule of Portfolio Investments :: Technology UltraSector ProFund :: 135

Common Stocks (78.2%)

	Shares	Value
ACI Worldwide, Inc.* (Software)	323	$9,021
Adobe, Inc.* (Software)	1,337	495,145
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	4,637	348,471
Akamai Technologies, Inc.* (IT Services)	452	40,205
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	187	7,138
Alphabet, Inc.*—Class A (Interactive Media & Services)	17,178	1,697,873
Alphabet, Inc.*—Class C (Interactive Media & Services)	15,227	1,520,720
Alteryx, Inc.* (Software)	176	9,766
Amdocs, Ltd. (IT Services)	351	32,267
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	289	8,456
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,479	253,604
ANSYS, Inc.* (Software)	251	66,856
Appian Corp.* (Software)	118	4,881
Apple, Inc. (Technology Hardware, Storage & Peripherals)	43,005	6,205,191
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	2,474	275,826
AppLovin Corp.*—Class A (Software)	354	4,496
Arista Networks, Inc.* (Communications Equipment)	711	89,600
Asana, Inc.*—Class A (Software)	217	3,364
Aspen Technology, Inc.* (Software)	84	16,695
Atlassian Corp.*—Class A (Software)	426	68,850
Autodesk, Inc.* (Software)	621	133,614
Bentley Systems, Inc.—Class B (Software)	565	22,063
Bill.com Holdings, Inc.* (Software)	274	31,680
Black Knight, Inc.* (IT Services)	449	27,205
Blackbaud, Inc.* (Software)	128	7,963
Blackline, Inc.* (Software)	156	11,201
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	1,165	681,536
Bumble, Inc.*—Class A (Interactive Media & Services)	227	5,845
Cadence Design Systems, Inc.* (Software)	789	144,253
Cargurus, Inc.* (Interactive Media & Services)	269	4,748
CCC Intelligent Solutions Holdings, Inc.* (Software)	303	2,803
CDW Corp. (Electronic Equipment, Instruments & Components)	389	76,256
Ceridian HCM Holding, Inc.* (Software)	442	31,948
Chewy, Inc.*(a)—Class A (Internet & Direct Marketing Retail)	266	11,986
Ciena Corp.* (Communications Equipment)	426	22,161
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	158	14,282
Cisco Systems, Inc. (Communications Equipment)	11,808	574,695
Clear Secure, Inc.—Class A (Software)	216	6,780
Cloudflare, Inc.*—Class A (Software)	819	43,333
Cognizant Technology Solutions Corp.—Class A (IT Services)	1,478	98,657
Confluent, Inc.*—Class A (Software)	442	10,210
Coupa Software, Inc.* (Software)	218	17,423
Crowdstrike Holdings, Inc.*—Class A (Software)	618	65,446
Datadog, Inc.*—Class A (Software)	714	53,414
Dell Technologies, Inc.—Class C (Technology Hardware, Storage & Peripherals)	745	30,262
DocuSign, Inc.* (Software)	577	34,989
Dolby Laboratories, Inc.—Class A (Electronic Equipment, Instruments & Components)	177	14,082
DoorDash, Inc.*—Class A (Internet & Direct Marketing Retail)	756	43,788
Dropbox, Inc.* (Software)	776	18,026
DXC Technology Co.* (IT Services)	662	19,019
Dynatrace, Inc.* (Software)	579	22,251
eBay, Inc. (Internet & Direct Marketing Retail)	1,561	77,269
Elastic NV* (Software)	221	13,004
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	391	86,560
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	429	34,625
EPAM Systems, Inc.* (IT Services)	165	54,887
Etsy, Inc.* (Internet & Direct Marketing Retail)	361	49,666
F5, Inc.* (Communications Equipment)	172	25,398
Fair Isaac Corp.* (Software)	72	47,948
Five9, Inc.* (Software)	203	15,992
Fortinet, Inc.* (Software)	1,865	97,614
Garmin, Ltd. (Household Durables)	441	43,606
Gartner, Inc.* (IT Services)	227	76,758
Gen Digital, Inc. (Software)	1,667	38,358
Gitlab, Inc.*—Class A (Software)	173	8,548
GLOBALFOUNDRIES, Inc.*(a) (Semiconductors & Semiconductor Equipment)	202	11,975
GoDaddy, Inc.*—Class A (IT Services)	446	36,630
Guidewire Software, Inc.* (Software)	235	17,211
HashiCorp, Inc.*—Class A (Software)	212	6,822
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	3,700	59,681
HP, Inc. (Technology Hardware, Storage & Peripherals)	2,546	74,190
HubSpot, Inc.* (Software)	140	48,581
IAC/InterActive Corp.* (Interactive Media & Services)	225	12,713
Informatica, Inc.*—Class A (Software)	110	1,958
Intel Corp. (Semiconductors & Semiconductor Equipment)	11,869	335,418
International Business Machines Corp. (IT Services)	2,600	350,298
Intuit, Inc. (Software)	811	342,785
Juniper Networks, Inc. (Communications Equipment)	933	30,136
KLA Corp. (Semiconductors & Semiconductor Equipment)	408	160,132
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	392	196,039
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	394	29,861
Liberty Global PLC*—Class A (Media)	494	10,715

See accompanying notes to the financial statements.

136 :: Technology UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Liberty Global PLC*—Class C (Diversified Telecommunication Services)	735	$16,428
Lumen Technologies, Inc. (Diversified Telecommunication Services)	2,737	14,369
Lumentum Holdings, Inc.* (Communications Equipment)	196	11,795
Manhattan Associates, Inc.* (Software)	179	23,334
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,452	105,804
Match Group, Inc.* (Interactive Media & Services)	804	43,512
Meta Platforms, Inc.*—Class A (Interactive Media & Services)	6,467	963,389
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,582	122,795
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,126	188,498
Microsoft Corp. (Software)	21,438	5,312,552
MicroStrategy, Inc.*(a) (Software)	27	6,797
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	164	16,780
MongoDB, Inc.* (IT Services)	198	42,414
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	128	54,600
Motorola Solutions, Inc. (Communications Equipment)	481	123,622
nCino, Inc.* (Software)	220	6,292
NCR Corp.* (Technology Hardware, Storage & Peripherals)	395	10,831
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	625	41,394
New Relic, Inc.* (Software)	167	10,195
Nutanix, Inc.*—Class A (Software)	662	18,450
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	7,161	1,399,044
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	745	137,311
Okta, Inc.* (IT Services)	437	32,168
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,244	91,372
Oracle Corp. (Software)	4,420	390,993
Palantir Technologies, Inc.*—Class A (Software)	5,066	39,413
Palo Alto Networks, Inc.* (Software)	864	137,065
Paycom Software, Inc.* (Software)	140	45,352
Paylocity Holding Corp.* (Software)	118	24,578
Pegasystems, Inc. (Software)	118	4,588
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	164	14,119
Procore Technologies, Inc.* (Software)	198	11,078
PTC, Inc.* (Software)	304	41,004
Pure Storage, Inc.*—Class A (Technology Hardware, Storage & Peripherals)	808	23,384
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	292	31,729
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	3,224	429,469
Qualtrics International, Inc.*—Class A (Software)	318	5,015
Rapid7, Inc.* (Software)	170	6,778
RingCentral, Inc.*—Class A (Software)	222	8,665
Roper Technologies, Inc. (Software)	305	130,159
Salesforce, Inc.* (Software)	2,876	483,082
Samsara, Inc.*—Class A (Software)	287	3,915
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	552	37,415
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	183	6,044
SentinelOne, Inc.*—Class A (Software)	606	9,145
ServiceNow, Inc.* (Software)	581	264,431
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	96	15,063
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	461	50,558
Smartsheet, Inc.* (Software)	376	16,247
Snap, Inc.* (Interactive Media & Services)	2,892	33,432
Snowflake, Inc.*—Class A (IT Services)	819	128,124
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	161	51,380
Splunk, Inc.* (Software)	431	41,277
Squarespace, Inc.*—Class A (IT Services)	118	2,799
Synopsys, Inc.* (Software)	440	155,650
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	121	12,360
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	448	45,562
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,610	462,517
Thoughtworks Holding, Inc.* (IT Services)	188	2,030
Twilio, Inc.* (IT Services)	502	30,040
Tyler Technologies, Inc.* (Software)	120	38,732
Ubiquiti, Inc. (Communications Equipment)	12	3,506
UiPath, Inc.*—Class A (Software)	1,008	15,483
Unity Software, Inc.*(a) (Software)	701	24,900
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	125	16,566
Varonis Systems, Inc.* (Software)	317	8,191
Veeva Systems, Inc.*—Class A (Health Care Technology)	404	68,902
Verint Systems, Inc.* (Software)	188	7,138
VeriSign, Inc.* (IT Services)	265	57,783
Viavi Solutions, Inc.* (Communications Equipment)	651	7,356
VMware, Inc.*—Class A (Software)	598	73,237
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	914	40,170
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	357	27,493
Workday, Inc.*—Class A (Software)	578	104,867
Workiva, Inc.* (Software)	132	11,422
Ziff Davis, Inc.* (Interactive Media & Services)	136	12,169
Zoom Video Communications, Inc.*—Class A (Software)	635	47,625
Zscaler, Inc.* (Software)	243	30,171
TOTAL COMMON STOCKS (Cost $5,819,513)		28,419,639

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Schedule of Portfolio Investments :: Technology UltraSector ProFund :: 137

Repurchase Agreements(b)(c) (21.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.22%, dated 1/31/23, due 2/1/23, total to be received $7,925,927	$7,925,000	$7,925,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,925,000)		7,925,000

Collateral for Securities Loaned(d) (0.1%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 4.32%(e)	54,030	$54,030
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $54,030)		54,030
TOTAL INVESTMENT SECURITIES (Cost $13,798,543)—100.1%		36,398,669
Net other assets (liabilities)—(0.1)%		(30,589)
NET ASSETS—100.0%		$36,368,080

*	Non-income producing security.

(a)	All or part of this security was on loan as of January 31, 2023. The total value of securities on loan as of January 31, 2023 was $55,265.

(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2023, the aggregate amount held in a segregated account was $4,858,000.

(d)	Securities were purchased with cash collateral held from securities on loan at January 31, 2023.

(e)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2023.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Technology Index	Goldman Sachs International	2/23/23	4.93%	$13,152,895	$150,244
Dow Jones U.S. Technology Index	UBS AG	2/23/23	4.93%	12,868,749	144,644
				$26,021,644	$294,888

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of January 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Technology UltraSector ProFund invested in the following industries as of January 31, 2023:

	Value	% of Net Assets
Communications Equipment	$888,269	2.5%
Diversified Telecommunication Services	30,797	0.1%
Electronic Equipment, Instruments & Components	102,698	0.3%
Health Care Technology	68,902	0.2%
Household Durables	43,606	0.1%
Interactive Media & Services	4,294,402	11.8%
Internet & Direct Marketing Retail	182,709	0.5%
IT Services	1,031,284	2.9%
Media	10,715	NM
Semiconductors & Semiconductor Equipment	5,710,627	15.7%
Software	9,533,112	26.1%
Technology Hardware, Storage & Peripherals	6,522,518	18.0%
Other**	7,948,441	21.8%
Total	$36,368,080	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

138 :: Telecommunications UltraSector ProFund(a) :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Value
Cash and segregated cash balances—99.1%	$531,361
Net other assets (liabilities)—0.9%	4,670
NET ASSETS—100.0%	$536,031

(a)	As described in Note 11, the Telecommunications UltraSector ProFund liquidated on February 7, 2023.

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Schedule of Portfolio Investments :: UltraBear ProFund :: 139

Repurchase Agreements(a)(b) (96.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.22%, dated 1/31/23, due 2/1/23, total to be received $10,541,233	$10,540,000	$10,540,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,540,000)		10,540,000
TOTAL INVESTMENT SECURITIES (Cost $10,540,000)—96.1%		10,540,000
Net other assets (liabilities)—3.9%		429,789
NET ASSETS—100.0%		$10,969,789

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2023, the aggregate amount held in a segregated account was $3,047,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	3	3/20/23	$(613,500)	$(18,305)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	2/27/23	(4.68)%	$(13,999,044)	$(15,260)
S&P 500	UBS AG	2/27/23	(4.48)%	(7,297,114)	(5,745)
				$(21,296,158)	$(21,005)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of January 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

140 :: UltraBull ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks (68.4%)

	Percentage of Net Assets	Shares	Value
Abbott Laboratories (Health Care Equipment & Supplies)	0.4%	3,997	$441,867
AbbVie, Inc. (Biotechnology)	0.5%	4,054	598,978
Accenture PLC—Class A (IT Services)	0.4%	1,445	403,227
Adobe, Inc.* (Software)*	0.3%	1,066	394,783
Alphabet, Inc.—Class A* (Interactive Media & Services)*	1.2%	13,691	1,353,219
Alphabet, Inc.—Class C* (Interactive Media & Services)*	1.1%	12,136	1,212,022
Amazon.com, Inc.* (Internet & Direct Marketing Retail)*	1.8%	20,344	2,098,077
Apple, Inc. (Technology Hardware, Storage & Peripherals)	4.3%	34,276	4,945,683
Bank of America Corp. (Banks)	0.5%	15,999	567,645
Berkshire Hathaway, Inc.—Class B* (Diversified Financial Services)*	1.1%	4,130	1,286,578
Bristol-Myers Squibb Co. (Pharmaceuticals)	0.3%	4,873	354,023
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	0.5%	928	542,889
Chevron Corp. (Oil, Gas & Consumable Fuels)	0.6%	4,078	709,654
Cisco Systems, Inc. (Communications Equipment)	0.4%	9,411	458,033
Comcast Corp.—Class A (Media)	0.3%	9,886	389,015
ConocoPhillips (Oil, Gas & Consumable Fuels)	0.3%	2,856	348,061
Costco Wholesale Corp. (Food & Staples Retailing)	0.5%	1,015	518,807
Danaher Corp. (Health Care Equipment & Supplies)	0.3%	1,502	397,098
Eli Lilly & Co. (Pharmaceuticals)	0.5%	1,808	622,223
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1.0%	9,439	1,095,018
Johnson & Johnson (Pharmaceuticals)	0.9%	5,993	979,377
JPMorgan Chase & Co. (Banks)	0.8%	6,724	941,091
Linde PLC (Chemicals)	0.3%	1,133	374,954
Mastercard, Inc.—Class A (IT Services)	0.6%	1,945	720,817
McDonald's Corp. (Hotels, Restaurants & Leisure)	0.4%	1,679	448,964
Merck & Co., Inc. (Pharmaceuticals)	0.5%	5,812	624,267
Meta Platforms, Inc.—Class A* (Interactive Media & Services)*	0.7%	5,155	767,940
Microsoft Corp. (Software)	3.7%	17,087	4,234,330
Netflix, Inc.* (Entertainment)*	0.3%	1,020	360,937
NextEra Energy, Inc. (Electric Utilities)	0.3%	4,555	339,940
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	0.3%	2,886	367,474
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1.0%	5,708	1,115,173
PepsiCo, Inc. (Beverages)	0.5%	3,158	540,081
Pfizer, Inc. (Pharmaceuticals)	0.5%	12,864	568,074
Philip Morris International, Inc. (Tobacco)	0.3%	3,553	370,365
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	0.3%	2,570	342,350
Salesforce, Inc.* (Software)*	0.3%	2,292	384,987
Tesla, Inc.* (Automobiles)*	0.9%	6,152	1,065,649
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	0.3%	2,081	368,774
The Coca-Cola Co. (Beverages)	0.5%	8,921	547,037
The Home Depot, Inc. (Specialty Retail)	0.7%	2,346	760,504
The Procter & Gamble Co. (Household Products)	0.7%	5,432	773,408
The Walt Disney Co.* (Entertainment)*	0.4%	4,179	453,380
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	0.4%	899	512,726
UnitedHealth Group, Inc. (Health Care Providers & Services)	0.9%	2,142	1,069,265
Verizon Communications, Inc. (Diversified Telecommunication Services)	0.4%	9,627	400,194
Visa, Inc.—Class A (IT Services)	0.8%	3,748	862,828
Walmart, Inc. (Food & Staples Retailing)	0.4%	3,235	465,419
Wells Fargo & Co. (Banks)	0.4%	8,735	409,409
Other Common Stocks(a)	33.5%	428,230	38,288,990
TOTAL COMMON STOCKS (Cost $31,743,153)			78,195,604

Repurchase Agreements(b)(c) (33.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.22%, dated 1/31/23, due 2/1/23, total to be received $37,855,427	$37,851,000	$37,851,000
TOTAL REPURCHASE AGREEMENTS (Cost $37,851,000)		37,851,000

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Summary Schedule of Portfolio Investments :: UltraBull ProFund :: 141

Collateral for Securities Loaned(d)(NM)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 4.32%(e)	14,732	$14,732
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $14,732)		14,732
TOTAL INVESTMENT SECURITIES (Cost $69,608,885)—101.5%		116,061,336
Net other assets (liabilities)—(1.5)%		(1,720,738)
NET ASSETS—100.0%		$114,340,598

*	Non-income producing security.

(a)	All or part of one or more of the securities in this group was on loan as of January 31, 2023. The total value of securities on loan as of January 31, 2023 was $14,693.

(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2023, the aggregate amount held in a segregated account was $19,938,000.

(d)	Securities were purchased with cash collateral held from securities on loan at January 31, 2023.

(e)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2023.

NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	21	3/20/23	$4,294,500	$128,007

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	2/27/23	4.93%	$82,070,111	$86,573
SPDR S&P 500 ETF	Goldman Sachs International	2/27/23	4.84%	15,107,240	21,647
				$97,177,351	$108,220

S&P 500	UBS AG	2/27/23	4.83%	$26,335,244	$15,534
SPDR S&P 500 ETF	UBS AG	2/27/23	4.43%	22,419,185	33,132
				$48,754,429	$48,666
				$145,931,780	$156,886

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of January 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

142 :: UltraBull ProFund :: Summary Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

UltraBull ProFund invested in the following industries as of January 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$1,395,340	1.2%
Air Freight & Logistics	482,731	0.4%
Airlines	181,904	0.2%
Auto Components	95,618	0.1%
Automobiles	1,316,034	1.2%
Banks	3,075,665	2.7%
Beverages	1,383,389	1.2%
Biotechnology	1,791,107	1.6%
Building Products	362,472	0.3%
Capital Markets	2,481,594	2.2%
Chemicals	1,474,462	1.3%
Commercial Services & Supplies	363,936	0.3%
Communications Equipment	672,214	0.6%
Construction & Engineering	49,918	NM
Construction Materials	107,344	0.1%
Consumer Finance	454,911	0.4%
Containers & Packaging	223,487	0.2%
Distributors	123,225	0.1%
Diversified Financial Services	1,286,578	1.1%
Diversified Telecommunication Services	744,440	0.7%
Electric Utilities	1,484,236	1.3%
Electrical Equipment	438,338	0.4%
Electronic Equipment, Instruments & Components	512,101	0.4%
Energy Equipment & Services	343,937	0.3%
Entertainment	1,159,114	1.0%
Equity Real Estate Investment Trusts (REITs)	2,121,720	1.9%
Food & Staples Retailing	1,201,584	1.0%
Food Products	857,679	0.7%
Gas Utilities	37,730	NM
Health Care Equipment & Supplies	2,571,376	2.2%
Health Care Providers & Services	2,624,495	2.3%
Hotels, Restaurants & Leisure	1,642,534	1.4%
Household Durables	279,777	0.2%
Household Products	1,102,704	1.0%
Independent Power and Renewable Electricity Producers	41,992	NM
Industrial Conglomerates	668,596	0.6%
Insurance	1,866,858	1.6%
Interactive Media & Services	3,367,818	2.9%
Internet & Direct Marketing Retail	2,199,278	1.9%
IT Services	3,489,001	3.1%
Leisure Products	17,633	NM
Life Sciences Tools & Services	1,078,637	0.9%
Machinery	1,456,482	1.3%
Media	648,745	0.6%
Metals & Mining	387,659	0.3%
Multiline Retail	374,916	0.3%
Multi-Utilities	667,633	0.6%
Oil, Gas & Consumable Fuels	3,611,239	3.2%
Personal Products	146,852	0.1%
Pharmaceuticals	3,398,153	3.0%
Professional Services	288,119	0.3%
Real Estate Management & Development	61,909	0.1%
Road & Rail	672,308	0.6%
Semiconductors & Semiconductor Equipment	4,345,541	3.8%
Software	6,545,822	5.7%
Specialty Retail	1,819,567	1.6%
Technology Hardware, Storage & Peripherals	5,147,320	4.5%
Textiles, Apparel & Luxury Goods	427,738	0.4%
Tobacco	555,389	0.5%
Trading Companies & Distributors	197,200	0.2%
Water Utilities	65,100	0.1%
Wireless Telecommunication Services	204,405	0.2%
Other**	36,144,994	31.6%
Total	$114,340,598	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Schedule of Portfolio Investments :: UltraChina ProFund :: 143

Common Stocks (83.5%)

	Shares	Value
21Vianet Group, Inc.*ADR(a) (IT Services)	20,028	$117,765
360 DigiTech, Inc.ADR (Consumer Finance)	5,524	133,294
Alibaba Group Holding, Ltd.*ADR (Internet & Direct Marketing Retail)	52,128	5,744,505
Autohome, Inc.ADR (Interactive Media & Services)	16,334	569,403
Baidu, Inc.*ADR (Interactive Media & Services)	12,791	1,722,692
Beigene, Ltd.*ADR (Biotechnology)	5,928	1,517,568
Bilibili, Inc.*ADR(a) (Entertainment)	45,529	1,138,225
Canaan, Inc.*ADR(a) (Technology Hardware, Storage & Peripherals)	29,711	93,293
Chindata Group Holdings, Ltd.*ADR (IT Services)	23,783	197,161
Daqo New Energy Corp.*ADR (Semiconductors & Semiconductor Equipment)	8,091	368,221
GDS Holdings, Ltd.*ADR(a) (IT Services)	16,407	383,103
H World Group, Ltd.ADR (Hotels, Restaurants & Leisure)	27,776	1,318,804
Hello Group, Inc.ADR (Interactive Media & Services)	25,522	261,601
iQIYI, Inc.*ADR (Entertainment)	58,738	393,545
JD.com, Inc.ADR (Internet & Direct Marketing Retail)	39,928	2,376,914
JinkoSolar Holding Co., Ltd.*ADR (Semiconductors & Semiconductor Equipment)	9,023	508,717
JOYY, Inc.ADR (Interactive Media & Services)	9,987	356,336
KE Holdings, Inc.*ADR (Real Estate Management & Development)	71,644	1,313,951
Kingsoft Cloud Holdings, Ltd.*ADR (IT Services)	1,387	6,658
NetEase, Inc.ADR (Entertainment)	21,032	1,863,645
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	25,402	1,083,141
NIO, Inc.*ADR (Automobiles)	91,122	1,099,843
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	18,885	1,850,352
TAL Education Group*ADR (Diversified Consumer Services)	82,955	606,401
Tencent Music Entertainment Group*ADR (Entertainment)	88,039	738,647
Trip.com Group, Ltd.*ADR (Internet & Direct Marketing Retail)	34,158	1,255,648
Up Fintech Holding, Ltd.*ADR (Capital Markets)	44	178
Vipshop Holdings, Ltd.*ADR (Internet & Direct Marketing Retail)	84,608	1,308,886
Weibo Corp.*ADR (Interactive Media & Services)	11,488	261,352
Zai Lab, Ltd.*ADR (Biotechnology)	13,483	568,174
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	45,852	1,307,241
TOTAL COMMON STOCKS (Cost $22,975,228)		30,465,264

Repurchase Agreements(b)(c) (20.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.22%, dated 1/31/23, due 2/1/23, total to be received $7,441,870	$7,441,000	$7,441,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,441,000)		7,441,000

Collateral for Securities Loaned(d) (3.6%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 4.32%(e)	1,298,810	$1,298,810
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,298,810)		1,298,810
TOTAL INVESTMENT SECURITIES (Cost $31,715,038)—107.5%		39,205,074
Net other assets (liabilities)—(7.5)%		(2,726,438)
NET ASSETS—100.0%		$36,478,636

*	Non-income producing security.

(a)	All or part of this security was on loan as of January 31, 2023. The total value of securities on loan as of January 31, 2023 was $1,247,460.

(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2023, the aggregate amount held in a segregated account was $3,116,000.

(d)	Securities were purchased with cash collateral held from securities on loan at January 31, 2023.

(e)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2023.

ADR	American Depositary Receipt

See accompanying notes to the financial statements.

144 :: UltraChina ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P China Select ADR Index (USD)	Goldman Sachs International	2/27/23	4.93%	$20,565,914	$(1,053,423)
S&P China Select ADR Index (USD)	UBS AG	2/27/23	4.58%	21,921,571	(1,030,066)
				$42,487,485	$(2,083,489)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of January 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraChina ProFund invested in the following industries as of January 31, 2023:

	Value	% of Net Assets
Air Freight & Logistics	$1,307,240	3.6%
Automobiles	1,099,843	3.0%
Biotechnology	2,085,742	5.7%
Capital Markets	178	NM
Consumer Finance	133,294	0.4%
Diversified Consumer Services	1,689,542	4.6%
Entertainment	4,134,062	11.4%
Hotels, Restaurants & Leisure	1,318,804	3.6%
Interactive Media & Services	3,171,384	8.7%
Internet & Direct Marketing Retail	12,536,306	34.3%
IT Services	704,687	1.9%
Real Estate Management & Development	1,313,951	3.6%
Semiconductors & Semiconductor Equipment	876,938	2.4%
Technology Hardware, Storage & Peripherals	93,293	0.3%
Other**	6,013,372	16.5%
Total	$36,478,636	100.0%

UltraChina ProFund invested in securities with exposure to the following countries as of January 31, 2023:

	Value	% of Net Assets
China	$30,465,264	83.5%
Other**	6,013,372	16.5%
Total	$36,478,636	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Schedule of Portfolio Investments :: UltraDow 30 ProFund :: 145

Common Stocks (77.9%)

	Shares	Value
3M Co. (Industrial Conglomerates)	4,505	$518,435
American Express Co. (Consumer Finance)	4,504	787,885
Amgen, Inc. (Biotechnology)	4,506	1,137,314
Apple, Inc. (Technology Hardware, Storage & Peripherals)	4,505	650,026
Caterpillar, Inc. (Machinery)	4,506	1,136,819
Chevron Corp. (Oil, Gas & Consumable Fuels)	4,505	783,960
Cisco Systems, Inc. (Communications Equipment)	4,502	219,112
Dow, Inc. (Chemicals)	4,501	267,134
Honeywell International, Inc. (Industrial Conglomerates)	4,506	939,411
Intel Corp. (Semiconductors & Semiconductor Equipment)	4,499	127,142
International Business Machines Corp. (IT Services)	4,505	606,959
Johnson & Johnson (Pharmaceuticals)	4,507	736,534
JPMorgan Chase & Co. (Banks)	4,505	630,520
McDonald's Corp. (Hotels, Restaurants & Leisure)	4,506	1,204,904
Merck & Co., Inc. (Pharmaceuticals)	4,505	483,882
Microsoft Corp. (Software)	4,504	1,116,137
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	4,505	573,622
Salesforce, Inc.* (Software)	4,505	756,705
The Boeing Co.* (Aerospace & Defense)	4,506	959,778
The Coca-Cola Co. (Beverages)	4,503	276,124
The Goldman Sachs Group, Inc. (Capital Markets)	4,504	1,647,607
The Home Depot, Inc. (Specialty Retail)	4,506	1,460,710
The Procter & Gamble Co. (Household Products)	4,504	641,280
The Travelers Cos., Inc. (Insurance)	4,505	860,996
The Walt Disney Co.* (Entertainment)	4,502	488,422
UnitedHealth Group, Inc. (Health Care Providers & Services)	4,506	2,249,351
Verizon Communications, Inc. (Diversified Telecommunication Services)	4,503	187,190
Visa, Inc.—Class A (IT Services)	4,506	1,037,326
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	4,505	166,054
Walmart, Inc. (Food & Staples Retailing)	4,505	648,134
TOTAL COMMON STOCKS (Cost $9,654,062)		23,299,473

Repurchase Agreements(a)(b) (21.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.22%, dated 1/31/23, due 2/1/23, total to be received $6,336,741	$6,336,000	$6,336,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,336,000)		6,336,000
TOTAL INVESTMENT SECURITIES (Cost $15,990,062)—99.1%		29,635,473
Net other assets (liabilities)—0.9%		265,804
NET ASSETS—100.0%		$29,901,277

*	Non-income producing security.

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2023, the aggregate amount held in a segregated account was $4,220,000.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts	31	3/20/23	$5,294,180	$45,189

See accompanying notes to the financial statements.

146 :: UltraDow 30 ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	2/27/23	4.93%	$12,670,415	$32,366
SPDR Dow Jones Industrial Average ETF	Goldman Sachs International	2/27/23	4.77%	3,782,087	11,538
				$16,452,502	$43,904

Dow Jones Industrial Average	UBS AG	2/27/23	4.48%	$11,566,246	$30,894
SPDR Dow Jones Industrial Average ETF	UBS AG	2/27/23	4.63%	3,133,546	5,173
				$14,699,792	$36,067
				$31,152,294	$79,971

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of January 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraDow 30 ProFund invested in the following industries as of January 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$959,778	3.2%
Banks	630,520	2.1%
Beverages	276,124	0.9%
Biotechnology	1,137,314	3.8%
Capital Markets	1,647,608	5.5%
Chemicals	267,134	0.9%
Communications Equipment	219,112	0.7%
Consumer Finance	787,885	2.7%
Diversified Telecommunication Services	187,190	0.6%
Entertainment	488,422	1.6%
Food & Staples Retailing	814,189	2.7%
Health Care Providers & Services	2,249,350	7.5%
Hotels, Restaurants & Leisure	1,204,904	4.0%
Household Products	641,280	2.2%
Industrial Conglomerates	1,457,846	4.9%
Insurance	860,996	2.9%
IT Services	1,644,285	5.5%
Machinery	1,136,819	3.8%
Oil, Gas & Consumable Fuels	783,960	2.6%
Pharmaceuticals	1,220,416	4.1%
Semiconductors & Semiconductor Equipment	127,142	0.4%
Software	1,872,841	6.3%
Specialty Retail	1,460,710	4.9%
Technology Hardware, Storage & Peripherals	650,026	2.2%
Textiles, Apparel & Luxury Goods	573,622	1.9%
Other**	6,601,804	22.1%
Total	$29,901,277	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Schedule of Portfolio Investments :: UltraEmerging Markets ProFund :: 147

Common Stocks (83.1%)

	Shares	Value
Alibaba Group Holding, Ltd.*ADR (Internet & Direct Marketing Retail)	12,164	$1,340,472
Ambev S.A.ADR (Beverages)	28,415	75,584
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	6,156	128,845
AngloGold Ashanti, Ltd.ADR (Metals & Mining)	2,697	56,691
ASE Technology Holding Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	10,967	78,962
Baidu, Inc.*ADR (Interactive Media & Services)	1,776	239,192
Banco Bradesco S.A.ADR(a) (Banks)	34,278	95,636
Banco de ChileADR (Banks)	1,399	30,736
Beigene, Ltd.*ADR (Biotechnology)	421	107,776
Cemex S.A.B. de C.V.*ADR (Construction Materials)	9,753	52,081
Centrais Eletricas Brasileiras S.A.ADR (Electric Utilities)	8,204	66,042
Chunghwa Telecom Co., Ltd.ADR (Diversified Telecommunication Services)	2,449	90,735
Cia de Saneamento Basico do Estado de Sao PauloADR (Water Utilities)	2,202	24,244
Dr. Reddy's Laboratories, Ltd.ADR (Pharmaceuticals)	783	42,125
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	1,184	103,955
Gerdau S.A.ADR (Metals & Mining)	6,671	43,362
Gold Fields, Ltd.ADR(a) (Metals & Mining)	5,743	65,700
Grupo Aeroportuario del Pacifico S.A.B. de C.V.ADR (Transportation Infrastructure)	233	40,209
Grupo Aeroportuario del Sureste S.A.B. de C.V.ADR (Transportation Infrastructure)	121	32,912
H World Group, Ltd.ADR (Hotels, Restaurants & Leisure)	912	43,302
HDFC Bank, Ltd.ADR (Banks)	8,652	582,800
ICICI Bank, Ltd.ADR (Banks)	16,621	346,215
Infosys, Ltd.ADR (IT Services)	23,034	433,039
Itau Unibanco Holding S.A.ADR (Banks)	31,222	155,485
JD.com, Inc.ADR (Internet & Direct Marketing Retail)	6,485	386,052
KB Financial Group, Inc.ADR (Banks)	2,477	113,522
KE Holdings, Inc.*ADR (Real Estate Management & Development)	4,372	80,182
Korea Electric Power Corp.*ADR (Electric Utilities)	3,309	26,538
NetEase, Inc.ADR (Entertainment)	2,360	209,120
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	962	41,020
NIO, Inc.*ADR (Automobiles)	9,151	110,453
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	11,988	139,061
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	3,503	343,224
POSCOADR (Metals & Mining)	1,896	117,381
PT Telekomunikasi Indonesia TbkADR(a) (Diversified Telecommunication Services)	3,064	79,725
Sasol, Ltd.ADR (Chemicals)	3,760	68,883
Shinhan Financial Group Co., Ltd.ADR (Banks)	3,305	112,436
Sibanye Stillwater, Ltd.ADR(a) (Metals & Mining)	4,559	49,055
SK Telecom Co., Ltd.ADR (Wireless Telecommunication Services)	1,243	26,364
Sociedad Quimica y Minera de Chile S.A.ADR (Chemicals)	920	89,737
Suzano Papel e Celulose S.A.ADR (Paper & Forest Products)	5,087	46,699
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	21,259	1,971,348
Trip.com Group, Ltd.*ADR (Internet & Direct Marketing Retail)	3,432	126,160
United Microelectronics Corp.ADR(a) (Semiconductors & Semiconductor Equipment)	14,959	121,617
Vale S.A.ADR (Metals & Mining)	23,440	437,858
Wipro, Ltd.ADR (IT Services)	9,544	46,670
Woori Financial Group, Inc.ADR (Banks)	1,392	44,112
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	2,680	76,407
TOTAL COMMON STOCKS (Cost $6,011,489)		9,139,724

Preferred Stock (1.4%)

Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	14,799	152,726
TOTAL PREFERRED STOCK (Cost $82,516)		152,726

Repurchase Agreements(b)(c) (15.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.22%, dated 1/31/23, due 2/1/23, total to be received $1,734,203	$1,734,000	$1,734,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,734,000)		1,734,000

Collateral for Securities Loaned(d) (4.2%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 4.32%(e)	456,350	$456,350
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $456,350)		456,350
TOTAL INVESTMENT SECURITIES (Cost $8,284,355)—104.5%		11,482,800
Net other assets (liabilities)—(4.5)%		(491,255)
NET ASSETS—100.0%		$10,991,545

*	Non-income producing security.

(a)	All or part of this security was on loan as of January 31, 2023. The total value of securities on loan as of January 31, 2023 was $411,732.

(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2023, the aggregate amount held in a segregated account was $544,000.

(d)	Securities were purchased with cash collateral held from securities on loan at January 31, 2023.

(e)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2023.

ADR	American Depositary Receipt

See accompanying notes to the financial statements.

148 :: UltraEmerging Markets ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Emerging 50 ADR Index (USD)	Goldman Sachs International	2/27/23	4.93%	$5,874,200	$(135,358)
S&P Emerging 50 ADR Index (USD)	UBS AG	2/27/23	4.83%	6,795,621	(134,051)
				$12,669,821	$(269,409)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of January 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraEmerging Markets ProFund invested in the following industries as of January 31, 2023:

	Value	% of Net Assets
Air Freight & Logistics	$76,407	0.7%
Automobiles	110,453	1.0%
Banks	1,480,941	13.5%
Beverages	179,539	1.6%
Biotechnology	107,776	1.0%
Chemicals	158,620	1.4%
Construction Materials	52,081	0.5%
Diversified Consumer Services	41,020	0.4%
Diversified Telecommunication Services	170,461	1.5%
Electric Utilities	92,580	0.8%
Entertainment	209,120	1.9%
Hotels, Restaurants & Leisure	43,302	0.4%
Interactive Media & Services	239,192	2.2%
Internet & Direct Marketing Retail	2,195,909	20.0%
IT Services	479,709	4.4%
Metals & Mining	770,048	7.0%
Oil, Gas & Consumable Fuels	291,786	2.7%
Paper & Forest Products	46,699	0.4%
Pharmaceuticals	42,125	0.4%
Real Estate Management & Development	80,182	0.7%
Semiconductors & Semiconductor Equipment	2,171,926	19.7%
Transportation Infrastructure	73,121	0.7%
Water Utilities	24,244	0.2%
Wireless Telecommunication Services	155,209	1.4%
Other**	1,699,095	15.5%
Total	$10,991,545	100.0%

UltraEmerging Markets ProFund invested in securities with exposure to the following countries as of January 31, 2023:

	Value	% of Net Assets
Brazil	$1,236,697	11.3%
Chile	120,473	1.1%
China	3,129,724	28.3%
India	1,450,849	13.2%
Indonesia	79,725	0.7%
Mexico	358,002	3.3%
South Africa	240,329	2.2%
South Korea	413,989	3.8%
Taiwan	2,262,662	20.6%
Other**	1,699,095	15.5%
Total	$10,991,545	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Schedule of Portfolio Investments :: UltraInternational ProFund :: 149

Repurchase Agreements(a)(b) (102.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.22%, dated 1/31/23, due 2/1/23, total to be received $6,967,815	$6,967,000	$6,967,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,967,000)		6,967,000
TOTAL INVESTMENT SECURITIES (Cost $6,967,000)—102.3%		6,967,000
Net other assets (liabilities)—(2.3)%		(155,963)
NET ASSETS—100.0%		$6,811,037

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2023, the aggregate amount held in a segregated account was $428,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	2/27/23	4.83%	$6,271,092	$(10,239)
MSCI EAFE Index	UBS AG	2/27/23	5.13%	7,347,438	(6,945)
				$13,618,530	$(17,184)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

150 :: UltraJapan ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Repurchase Agreements(a) (88.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.22%, dated 1/31/23, due 2/1/23, total to be received $11,102,298	$11,101,000	$11,101,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,101,000)		11,101,000
TOTAL INVESTMENT SECURITIES (Cost $11,101,000)—88.4%		11,101,000
Net other assets (liabilities)—11.6%		1,450,407
NET ASSETS—100.0%		$12,551,407

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	182	3/10/23	$25,047,750	$73,084

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International	2/27/23	4.78%	$95,630	$225

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of January 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Schedule of Portfolio Investments :: UltraLatin America ProFund :: 151

Common Stocks (82.2%)

	Shares	Value
Ambev S.A.ADR (Beverages)	139,806	$371,884
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	27,486	575,282
Banco Bradesco S.A.ADR(a) (Banks)	148,636	414,694
Banco de ChileADR (Banks)	8,182	179,759
Banco Santander Brasil S.A.ADR (Banks)	12,708	72,181
Banco Santander ChileADR (Banks)	5,856	99,025
Bancolombia S.A.ADR (Banks)	4,258	128,805
Cemex S.A.B. de C.V.*ADR (Construction Materials)	57,023	304,503
Centrais Eletricas Brasileiras S.A.ADR (Electric Utilities)	50,310	404,995
Cia de Minas Buenaventura S.A.AADR (Metals & Mining)	9,073	73,401
Cia de Saneamento Basico do Estado de Sao PauloADR (Water Utilities)	12,874	141,743
Cia Energetica de Minas GeraisADR (Electric Utilities)	55,205	123,659
Cia Paranaense de EnergiaADR(a) (Electric Utilities)	9,646	72,249
Cia Siderurgica Nacional S.A.ADR(a) (Metals & Mining)	22,626	83,264
Coca-Cola Femsa S.A.B. de C.V.ADR (Beverages)	1,978	150,684
Ecopetrol S.A.ADR (Oil, Gas & Consumable Fuels)	9,293	105,847
Embraer SA*ADR (Aerospace & Defense)	6,555	84,494
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	5,501	482,987
Gerdau S.A.ADR (Metals & Mining)	39,003	253,519
Grupo Aeroportuario del Pacifico S.A.B. de C.V.ADR (Transportation Infrastructure)	1,364	235,386
Grupo Aeroportuario del Pacifico S.A.B. de C.V.ADR (Transportation Infrastructure)	1,282	93,650
Grupo Aeroportuario del Sureste S.A.B. de C.V.ADR (Transportation Infrastructure)	710	193,120
Grupo Televisa S.A.B.ADR (Media)	19,062	117,231
Itau Unibanco Holding S.A.ADR (Banks)	139,401	694,218
Natura & Co. Holding S.A.ADR(a) (Personal Products)	15,891	91,691
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	53,525	620,890
Sendas Distribuidora S.A.ADR(a) (Food & Staples Retailing)	7,013	135,281
Sociedad Quimica y Minera de Chile S.A.ADR (Chemicals)	4,438	432,882
Suzano Papel e Celulose S.A.ADR (Paper & Forest Products)	29,742	273,032
Telefonica Brasil S.A.ADR(a) (Diversified Telecommunication Services)	15,793	128,397
Ternium S.A.ADR (Metals & Mining)	1,829	73,800
TIM S.A.ADR(a) (Wireless Telecommunication Services)	6,019	69,700
Ultrapar Participacoes S.A.ADR (Oil, Gas & Consumable Fuels)	27,305	71,266
Vale S.A.ADR (Metals & Mining)	111,356	2,080,129
TOTAL COMMON STOCKS (Cost $5,549,967)		9,433,648

Preferred Stock (5.9%)

	Shares	Value
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	66,074	$681,884
TOTAL PREFERRED STOCK (Cost $316,529)		681,884

Repurchase Agreements(b)(c) (12.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.22%, dated 1/31/23, due 2/1/23, total to be received $1,463,171	$1,463,000	$1,463,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,463,000)		1,463,000

Collateral for Securities Loaned(d) (8.6%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 4.32%(e)	984,950	$984,950
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $984,950)		984,950
TOTAL INVESTMENT SECURITIES (Cost $8,314,446)—109.4%		12,563,482
Net other assets (liabilities)—(9.4)%		(1,083,087)
NET ASSETS—100.0%		$11,480,395

*	Non-income producing security.
(a)	All or part of this security was on loan as of January 31, 2023. The total value of securities on loan as of January 31, 2023 was $945,382.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2023, the aggregate amount held in a segregated account was $485,000.
(d)	Securities were purchased with cash collateral held from securities on loan at January 31, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2023.
ADR	American Depositary Receipt

See accompanying notes to the financial statements.

152 :: UltraLatin America ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Latin America 35 ADR Index (USD)	Goldman Sachs International	2/27/23	4.93%	$6,977,816	$80,028
S&P Latin America 35 ADR Index (USD)	UBS AG	2/27/23	4.83%	5,778,711	68,358
				$12,756,527	$148,386

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of January 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraLatin America ProFund invested in the following industries as of January 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$84,494	0.7%
Banks	1,588,681	13.8%
Beverages	1,005,556	8.8%
Chemicals	432,882	3.8%
Construction Materials	304,503	2.7%
Diversified Telecommunication Services	128,397	1.1%
Electric Utilities	600,903	5.2%
Food & Staples Retailing	135,281	1.2%
Media	117,231	1.0%
Metals & Mining	2,564,114	22.2%
Oil, Gas & Consumable Fuels	1,479,887	12.9%
Paper & Forest Products	273,031	2.4%
Personal Products	91,691	0.8%
Transportation Infrastructure	522,156	4.5%
Water Utilities	141,743	1.2%
Wireless Telecommunication Services	644,982	5.6%
Other**	1,364,863	12.1%
Total	$11,480,395	100.0%

UltraLatin America ProFund invested in securities with exposure to the following countries as of January 31, 2023:

	Value	% of Net Assets
Brazil	$6,869,169	59.7%
Chile	711,666	6.2%
Colombia	234,652	2.0%
Luxembourg	73,800	0.6%
Mexico	2,152,844	18.8%
Peru	73,401	0.6%
Other**	1,364,863	12.1%
Total	$11,480,395	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 153

Common Stocks (69.7%)

	Shares	Value
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	1,358	$114,098
ACI Worldwide, Inc.* (Software)	1,677	46,839
Acuity Brands, Inc. (Electrical Equipment)	480	90,490
Adient PLC* (Auto Components)	1,415	63,703
AECOM (Construction & Engineering)	2,085	181,958
Affiliated Managers Group, Inc. (Capital Markets)	562	97,080
AGCO Corp. (Machinery)	925	127,770
Alcoa Corp. (Metals & Mining)	2,642	138,018
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	971	37,063
ALLETE, Inc. (Electric Utilities)	854	52,828
Amedisys, Inc.* (Health Care Providers & Services)	485	46,880
American Financial Group, Inc. (Insurance)	1,042	148,579
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,499	43,861
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts (REITs))	6,985	163,938
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	5,000	54,500
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	4,123	118,908
Apartment Income REIT Corp. (Equity Real Estate Investment Trusts (REITs))	2,239	85,664
AptarGroup, Inc. (Containers & Packaging)	975	112,749
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	919	107,973
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	1,581	55,319
ASGN, Inc.* (Professional Services)	745	67,758
Ashland, Inc. (Chemicals)	744	81,297
Aspen Technology, Inc.* (Software)	433	86,059
Associated Banc-Corp. (Banks)	2,245	50,310
AutoNation, Inc.* (Specialty Retail)	510	64,627
Avient Corp. (Chemicals)	1,277	51,744
Avis Budget Group, Inc.* (Road & Rail)	372	74,415
Avnet, Inc. (Electronic Equipment, Instruments & Components)	1,366	62,672
Axon Enterprise, Inc.* (Aerospace & Defense)	1,009	197,199
Azenta, Inc.* (Life Sciences Tools & Services)	1,121	62,664
Bank of Hawaii Corp. (Banks)	598	45,741
Bank OZK (Banks)	1,653	75,493
Belden, Inc. (Electronic Equipment, Instruments & Components)	639	51,817
BellRing Brands, Inc.* (Personal Products)	2,022	57,344
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	2,017	146,171
Black Hills Corp. (Multi-Utilities)	972	70,353
Blackbaud, Inc.* (Software)	665	41,370
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	1,184	73,775
Brighthouse Financial, Inc.* (Insurance)	1,032	58,071
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	4,478	105,367
Bruker Corp. (Life Sciences Tools & Services)	1,493	104,689
Brunswick Corp. (Leisure Products)	1,083	91,329
Builders FirstSource, Inc.* (Building Products)	2,197	175,101
Cable One, Inc. (Media)	72	56,871
Cabot Corp. (Chemicals)	839	63,202
CACI International, Inc.*—Class A (Professional Services)	351	108,139
Cadence Bank (Banks)	2,724	69,680
Calix, Inc.* (Communications Equipment)	850	44,744
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	1,923	127,860
Carlisle Cos., Inc. (Building Products)	772	193,664
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	570	47,521
Casey's General Stores, Inc. (Food & Staples Retailing)	556	131,166
Cathay General Bancorp (Banks)	1,111	48,840
Celsius Holdings, Inc.* (Beverages)	603	60,493
ChampionX Corp. (Energy Equipment & Services)	2,976	98,268
Chart Industries, Inc.* (Machinery)	625	83,738
Chemed Corp. (Health Care Providers & Services)	222	112,141
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	413	50,754
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	492	122,065
Ciena Corp.* (Communications Equipment)	2,212	115,069
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	822	74,301
Clean Harbors, Inc.* (Commercial Services & Supplies)	751	97,855
Cleveland-Cliffs, Inc.* (Metals & Mining)	7,693	164,246
CNO Financial Group, Inc. (Insurance)	1,708	43,998
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	2,694	45,071
Coca-Cola Consolidated, Inc. (Beverages)	69	34,968
Cognex Corp. (Electronic Equipment, Instruments & Components)	2,582	141,339
Coherent Corp.* (Electronic Equipment, Instruments & Components)	2,070	89,838
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	529	50,731
Commerce Bancshares, Inc. (Banks)	1,703	113,352
Commercial Metals Co. (Metals & Mining)	1,752	95,081
CommVault Systems, Inc.* (Software)	664	41,321
Concentrix Corp. (IT Services)	632	89,624
Corporate Office Properties Trust (Equity Real Estate Investment Trusts (REITs))	1,678	47,101
Coty, Inc.*—Class A (Personal Products)	5,457	54,352
Cousins Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	2,261	61,997
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	331	36,933
Crane Holdings Co. (Machinery)	712	82,528
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	922	112,272
CubeSmart (Equity Real Estate Investment Trusts (REITs))	3,353	153,533
Cullen/Frost Bankers, Inc. (Banks)	960	125,069
Curtiss-Wright Corp. (Aerospace & Defense)	572	94,838
Dana, Inc. (Auto Components)	1,904	34,539
Darling Ingredients, Inc.* (Food Products)	2,393	158,632
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	395	168,854
Dick's Sporting Goods, Inc. (Specialty Retail)	830	108,531

See accompanying notes to the financial statements.

154 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Donaldson Co., Inc. (Machinery)	1,829	$114,038
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts (REITs))	2,623	43,935
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	1,444	78,929
Dycom Industries, Inc.* (Construction & Engineering)	439	41,867
Dynatrace, Inc.* (Software)	3,009	115,636
Eagle Materials, Inc. (Construction Materials)	550	80,344
East West Bancorp, Inc. (Banks)	2,105	165,285
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	651	109,531
EMCOR Group, Inc. (Construction & Engineering)	712	105,554
Encompass Health Corp. (Health Care Providers & Services)	1,490	93,051
Energizer Holdings, Inc. (Household Products)	989	36,692
EnerSys (Electrical Equipment)	609	50,559
Enovis Corp.* (Health Care Equipment & Supplies)	711	44,757
Envestnet, Inc.* (Software)	826	53,690
Envista Holdings Corp.* (Health Care Equipment & Supplies)	2,435	94,941
EPR Properties (Equity Real Estate Investment Trusts (REITs))	1,120	47,578
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	6,461	46,842
Esab Corp. (Machinery)	772	44,629
Essent Group, Ltd. (Thrifts & Mortgage Finance)	1,608	70,800
Essential Utilities, Inc. (Water Utilities)	3,564	166,546
Euronet Worldwide, Inc.* (IT Services)	704	79,327
Evercore, Inc. (Capital Markets)	533	69,189
Exelixis, Inc.* (Biotechnology)	4,816	84,858
ExlService Holdings, Inc.* (IT Services)	494	84,276
F.N.B. Corp. (Banks)	5,236	74,718
Fair Isaac Corp.* (Software)	373	248,398
Federated Hermes, Inc.—Class B (Capital Markets)	1,262	49,597
First American Financial Corp. (Insurance)	1,546	95,651
First Financial Bankshares, Inc. (Banks)	1,938	69,032
First Horizon Corp. (Banks)	8,012	198,136
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	1,972	105,206
FirstCash Holdings, Inc. (Consumer Finance)	560	51,621
Five Below, Inc.* (Specialty Retail)	829	163,421
Flowers Foods, Inc. (Food Products)	2,869	79,443
Flowserve Corp. (Machinery)	1,951	67,153
Fluor Corp.* (Construction & Engineering)	2,121	77,947
Foot Locker, Inc. (Specialty Retail)	1,184	51,516
Fortune Brands Innovations, Inc. (Building Products)	1,915	123,537
Fox Factory Holding Corp.* (Auto Components)	631	74,515
Frontier Communications Parent, Inc.* (Diversified Telecommunication Services)	3,329	98,572
FTI Consulting, Inc.* (Professional Services)	514	81,993
Fulton Financial Corp. (Banks)	2,500	41,825
GameStop Corp.*(a)—Class A (Specialty Retail)	3,771	82,472
GATX Corp. (Trading Companies & Distributors)	526	60,201
Genpact, Ltd. (IT Services)	2,517	119,004
Gentex Corp. (Auto Components)	3,502	103,344
Glacier Bancorp, Inc. (Banks)	1,654	75,406
Globus Medical, Inc.* (Health Care Equipment & Supplies)	1,156	87,278
Graco, Inc. (Machinery)	2,516	171,893
Graham Holdings Co.—Class B (Diversified Consumer Services)	57	37,239
Grand Canyon Education, Inc.* (Diversified Consumer Services)	458	53,384
Greif, Inc.—Class A (Containers & Packaging)	382	27,286
Grocery Outlet Holding Corp.* (Food & Staples Retailing)	1,321	40,145
GXO Logistics, Inc.* (Air Freight & Logistics)	1,771	92,677
H&R Block, Inc. (Diversified Consumer Services)	2,321	90,473
Haemonetics Corp.* (Health Care Equipment & Supplies)	756	63,958
Halozyme Therapeutics, Inc.* (Biotechnology)	2,019	104,524
Hancock Whitney Corp. (Banks)	1,280	65,894
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	5,209	43,964
Harley-Davidson, Inc. (Automobiles)	1,986	91,415
Hawaiian Electric Industries, Inc. (Electric Utilities)	1,635	69,111
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	5,681	122,312
HealthEquity, Inc.* (Health Care Providers & Services)	1,262	76,793
Helen of Troy, Ltd.* (Household Durables)	358	40,493
Hexcel Corp. (Aerospace & Defense)	1,257	88,719
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	2,008	114,255
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	1,570	47,681
Home BancShares, Inc. (Banks)	2,832	67,600
Hubbell, Inc. (Electrical Equipment)	802	183,586
IAA, Inc.* (Commercial Services & Supplies)	1,997	83,335
ICU Medical, Inc.* (Health Care Equipment & Supplies)	301	58,162
IDACORP, Inc. (Electric Utilities)	755	79,887
Inari Medical, Inc.* (Health Care Equipment & Supplies)	721	41,133
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	3,341	62,911
Ingevity Corp.* (Chemicals)	525	43,281
Ingredion, Inc. (Food Products)	979	100,641
Insperity, Inc. (Professional Services)	532	58,813
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	1,085	62,171
Interactive Brokers Group, Inc. (Capital Markets)	1,536	122,787
International Bancshares Corp. (Banks)	788	36,934
IPG Photonics Corp. (Electronic Equipment, Instruments & Components)	480	53,808
Iridium Communications, Inc.* (Diversified Telecommunication Services)	1,876	112,260
ITT, Inc. (Machinery)	1,235	113,114

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 155

Common Stocks, continued

	Shares	Value
Jabil, Inc. (Electronic Equipment, Instruments & Components)	2,010	$158,045
Janus Henderson Group PLC (Capital Markets)	1,978	51,270
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	940	147,261
JBG Smith Properties (Equity Real Estate Investment Trusts (REITs))	1,477	29,747
Jefferies Financial Group, Inc. (Diversified Financial Services)	2,736	107,470
JetBlue Airways Corp.* (Airlines)	4,835	38,680
John Wiley & Sons, Inc.—Class A (Media)	641	29,358
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	709	131,073
KB Home (Household Durables)	1,240	47,678
KBR, Inc. (Professional Services)	2,048	104,919
Kemper Corp. (Insurance)	954	56,028
Kennametal, Inc. (Machinery)	1,203	34,286
Kilroy Realty Corp. (Equity Real Estate Investment Trusts (REITs))	1,570	64,433
Kinsale Capital Group, Inc. (Insurance)	322	89,658
Kirby Corp.* (Marine)	895	63,348
Kite Realty Group Trust (Equity Real Estate Investment Trusts (REITs))	3,271	70,981
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	2,399	141,780
Kohl's Corp. (Multiline Retail)	1,741	56,356
Kyndryl Holdings, Inc.* (IT Services)	3,046	40,786
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts (REITs))	1,303	138,821
Lancaster Colony Corp. (Food Products)	296	56,805
Landstar System, Inc. (Road & Rail)	536	92,637
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	1,028	59,110
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,046	155,066
Lear Corp. (Auto Components)	882	128,578
Leggett & Platt, Inc. (Household Durables)	1,980	72,389
Lennox International, Inc. (Building Products)	481	125,358
LHC Group, Inc.* (Health Care Providers & Services)	463	73,432
Life Storage, Inc. (Equity Real Estate Investment Trusts (REITs))	1,269	137,102
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	1,399	91,285
Lincoln Electric Holdings, Inc. (Machinery)	862	143,842
Lithia Motors, Inc. (Specialty Retail)	408	107,386
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	370	94,975
LivaNova PLC* (Health Care Equipment & Supplies)	799	44,904
Louisiana-Pacific Corp. (Paper & Forest Products)	1,071	72,924
Lumentum Holdings, Inc.* (Communications Equipment)	1,018	61,263
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	763	51,136
Macy's, Inc. (Multiline Retail)	4,045	95,584
Manhattan Associates, Inc.* (Software)	932	121,496
ManpowerGroup, Inc. (Professional Services)	755	65,806
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	572	91,543
Masimo Corp.* (Health Care Equipment & Supplies)	722	122,798
MasTec, Inc.* (Construction & Engineering)	880	86,442
Matador Resources Co. (Oil, Gas & Consumable Fuels)	1,676	110,884
Mattel, Inc.* (Leisure Products)	5,291	108,254
Maximus, Inc. (IT Services)	904	67,664
MDU Resources Group, Inc. (Construction & Engineering)	3,037	93,874
Medical Properties Trust, Inc.(a) (Equity Real Estate Investment Trusts (REITs))	8,928	115,618
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	376	83,122
Mercury Systems, Inc.* (Aerospace & Defense)	865	43,237
MGIC Investment Corp. (Thrifts & Mortgage Finance)	4,434	62,608
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	854	87,381
MP Materials Corp.* (Metals & Mining)	1,379	44,831
MSA Safety, Inc. (Commercial Services & Supplies)	550	75,015
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	705	58,304
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	2,182	95,157
Murphy USA, Inc. (Specialty Retail)	310	84,329
National Fuel Gas Co. (Gas Utilities)	1,366	79,310
National Instruments Corp. (Electronic Equipment, Instruments & Components)	1,949	105,246
National Retail Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	2,669	126,377
National Storage Affiliates Trust (Equity Real Estate Investment Trusts (REITs))	1,262	51,490
Navient Corp. (Consumer Finance)	1,579	29,954
NCR Corp.* (Technology Hardware, Storage & Peripherals)	2,051	56,238
Neogen Corp.* (Health Care Equipment & Supplies)	3,226	69,069
Neurocrine Biosciences, Inc.* (Biotechnology)	1,435	159,185
New Jersey Resources Corp. (Gas Utilities)	1,437	71,735
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	10,157	101,469
NewMarket Corp. (Chemicals)	102	35,140
Nexstar Media Group, Inc. (Media)	563	115,285
Nordstrom, Inc. (Multiline Retail)	1,662	32,475
NorthWestern Corp. (Multi-Utilities)	862	48,962
NOV, Inc. (Energy Equipment & Services)	5,865	143,340
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	533	86,064
nVent Electric PLC (Electrical Equipment)	2,487	98,858
OGE Energy Corp. (Electric Utilities)	2,989	117,528
Old National Bancorp (Banks)	4,374	76,545
Old Republic International Corp. (Insurance)	4,226	111,524
Olin Corp. (Chemicals)	1,902	122,850
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	870	47,641
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	3,497	102,952

See accompanying notes to the financial statements.

156 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Omnicell, Inc.* (Health Care Equipment & Supplies)	666	$36,943
ONE Gas, Inc. (Gas Utilities)	808	66,547
Option Care Health, Inc.* (Health Care Providers & Services)	2,309	66,661
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	728	67,376
Oshkosh Corp. (Machinery)	977	98,462
Owens Corning (Building Products)	1,395	134,827
PacWest Bancorp (Banks)	1,759	48,654
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	480	43,051
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts (REITs))	3,356	49,367
Patterson Cos., Inc. (Health Care Providers & Services)	1,293	39,036
Paylocity Holding Corp.* (Software)	615	128,098
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	1,707	71,677
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)	1,376	93,196
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts (REITs))	1,963	32,193
Penn Entertainment, Inc.* (Hotels, Restaurants & Leisure)	2,316	82,102
Penumbra, Inc.* (Health Care Equipment & Supplies)	568	142,232
Performance Food Group Co.* (Food & Staples Retailing)	2,324	142,508
Perrigo Co. PLC (Pharmaceuticals)	2,010	75,214
Physicians Realty Trust (Equity Real Estate Investment Trusts (REITs))	3,408	54,051
Pilgrim's Pride Corp.* (Food Products)	670	16,268
Pinnacle Financial Partners, Inc. (Banks)	1,141	89,831
PNM Resources, Inc. (Electric Utilities)	1,282	63,433
Polaris, Inc. (Leisure Products)	813	93,365
Portland General Electric Co. (Electric Utilities)	1,333	63,424
Post Holdings, Inc.* (Food Products)	812	77,099
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts (REITs))	1,206	59,034
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	854	73,521
Primerica, Inc. (Insurance)	551	89,124
Progyny, Inc.* (Health Care Providers & Services)	1,123	38,620
Prosperity Bancshares, Inc. (Banks)	1,363	103,397
PVH Corp. (Textiles, Apparel & Luxury Goods)	974	87,563
Qualys, Inc.* (Software)	517	59,641
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	799	68,402
R1 RCM, Inc.* (Health Care Providers & Services)	2,052	29,364
Range Resources Corp. (Oil, Gas & Consumable Fuels)	3,607	90,247
Rayonier, Inc. (Equity Real Estate Investment Trusts (REITs))	2,186	79,549
Regal Rexnord Corp. (Electrical Equipment)	987	137,390
Reinsurance Group of America, Inc. (Insurance)	998	151,466
Reliance Steel & Aluminum Co. (Metals & Mining)	876	199,247
RenaissanceRe Holdings, Ltd. (Insurance)	653	127,786
Repligen Corp.* (Life Sciences Tools & Services)	771	142,867
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts (REITs))	2,740	173,907
RH* (Specialty Retail)	287	89,541
RLI Corp. (Insurance)	603	79,867
Royal Gold, Inc. (Metals & Mining)	980	124,489
RPM International, Inc. (Chemicals)	1,928	173,346
Ryder System, Inc. (Road & Rail)	750	70,808
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	3,448	46,548
Saia, Inc.* (Road & Rail)	395	107,748
Science Applications International Corp. (Professional Services)	823	85,411
SEI Investments Co. (Capital Markets)	1,530	95,518
Selective Insurance Group, Inc. (Insurance)	900	85,500
Sensient Technologies Corp. (Chemicals)	628	47,533
Service Corp. International (Diversified Consumer Services)	2,296	170,248
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	539	101,294
Silgan Holdings, Inc. (Containers & Packaging)	1,249	67,309
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	497	77,984
Simpson Manufacturing Co., Inc. (Building Products)	636	68,122
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	241	27,770
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	2,004	96,493
SL Green Realty Corp. (Equity Real Estate Investment Trusts (REITs))	960	39,504
SLM Corp. (Consumer Finance)	3,735	65,623
Sonoco Products Co. (Containers & Packaging)	1,456	88,976
Sotera Health Co.* (Life Sciences Tools & Services)	1,474	25,412
Southwest Gas Holdings, Inc. (Gas Utilities)	922	61,709
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	16,477	90,953
Spire, Inc. (Gas Utilities)	784	56,620
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts (REITs))	2,085	91,490
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	1,581	50,513
STAAR Surgical Co.* (Health Care Equipment & Supplies)	720	50,796
Stericycle, Inc.* (Commercial Services & Supplies)	1,377	74,096
Stifel Financial Corp. (Capital Markets)	1,587	106,979
STORE Capital Corp. (Equity Real Estate Investment Trusts (REITs))	3,967	127,777
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	1,274	22,206
Sunrun, Inc.* (Electrical Equipment)	3,181	83,597
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	690	49,908
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	596	74,518
Syneos Health, Inc.* (Life Sciences Tools & Services)	1,536	55,173

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 157

Common Stocks, continued

	Shares	Value
Synovus Financial Corp. (Banks)	2,172	$91,115
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	960	39,110
Taylor Morrison Home Corp.* (Household Durables)	1,617	57,889
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	628	64,150
TEGNA, Inc. (Media)	3,331	66,387
Tempur Sealy International, Inc. (Household Durables)	2,552	103,994
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,614	88,528
Teradata Corp.* (Software)	1,520	53,018
Terex Corp. (Machinery)	1,008	51,378
Tetra Tech, Inc. (Commercial Services & Supplies)	791	123,017
Texas Capital Bancshares, Inc.* (Banks)	745	49,222
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	999	100,330
The Boston Beer Co., Inc.*—Class A (Beverages)	141	54,794
The Brink's Co. (Commercial Services & Supplies)	694	45,526
The Chemours Co. (Chemicals)	2,253	81,987
The Gap, Inc. (Specialty Retail)	3,148	42,718
The Goodyear Tire & Rubber Co.* (Auto Components)	4,223	47,509
The Hanover Insurance Group, Inc. (Insurance)	531	71,462
The Macerich Co. (Equity Real Estate Investment Trusts (REITs))	3,205	44,037
The Middleby Corp.* (Machinery)	805	125,137
The New York Times Co.—Class A (Media)	2,458	85,636
The Scotts Miracle-Gro Co.(a) (Chemicals)	604	43,603
The Timken Co. (Machinery)	988	81,362
The Toro Co. (Machinery)	1,556	173,525
The Wendy's Co. (Hotels, Restaurants & Leisure)	2,544	56,731
The Western Union Co. (IT Services)	5,765	81,690
Thor Industries, Inc. (Automobiles)	802	76,455
Toll Brothers, Inc. (Household Durables)	1,574	93,637
TopBuild Corp.* (Household Durables)	477	95,429
Topgolf Callaway Brands Corp.* (Leisure Products)	2,070	50,694
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	1,213	51,395
Trex Co., Inc.* (Building Products)	1,638	86,355
TripAdvisor, Inc.* (Interactive Media & Services)	1,564	36,441
UGI Corp. (Gas Utilities)	3,126	124,510
UMB Financial Corp. (Banks)	649	58,533
Umpqua Holdings Corp. (Banks)	3,240	58,968
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	2,816	34,890
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	2,941	32,057
United Bankshares, Inc. (Banks)	2,011	80,842
United States Steel Corp. (Metals & Mining)	3,498	99,658
United Therapeutics Corp.* (Biotechnology)	680	178,955
Univar Solutions, Inc.* (Trading Companies & Distributors)	2,436	83,993
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	649	86,012
Unum Group (Insurance)	2,792	117,348
Valley National Bancorp (Banks)	6,274	74,535
Valmont Industries, Inc. (Construction & Engineering)	319	105,184
Valvoline, Inc. (Chemicals)	2,643	96,892
ViaSat, Inc.* (Communications Equipment)	1,129	38,894
Vicor Corp.* (Electrical Equipment)	333	23,120
Victoria's Secret & Co.* (Specialty Retail)	1,213	51,128
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,935	44,292
Visteon Corp.* (Auto Components)	421	65,819
Vontier Corp. (Electronic Equipment, Instruments & Components)	2,358	54,305
Vornado Realty Trust (Equity Real Estate Investment Trusts (REITs))	2,408	58,731
Voya Financial, Inc.(a) (Diversified Financial Services)	1,451	101,236
Washington Federal, Inc. (Banks)	976	34,609
Watsco, Inc. (Trading Companies & Distributors)	497	142,822
Watts Water Technologies, Inc.—Class A (Machinery)	407	66,553
Webster Financial Corp. (Banks)	2,598	136,785
Werner Enterprises, Inc. (Road & Rail)	878	41,240
Westlake Corp. (Chemicals)	514	63,094
WEX, Inc.* (IT Services)	651	120,416
Williams-Sonoma, Inc. (Specialty Retail)	996	134,400
Wingstop, Inc. (Hotels, Restaurants & Leisure)	447	70,836
Wintrust Financial Corp. (Banks)	907	82,963
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	1,855	142,854
Woodward, Inc. (Machinery)	899	91,932
World Wrestling Entertainment, Inc.—Class A (Entertainment)	647	54,749
Worthington Industries, Inc. (Metals & Mining)	453	25,762
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	1,318	102,158
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	1,672	27,387
XPO, Inc.* (Air Freight & Logistics)	1,719	68,519
YETI Holdings, Inc.* (Leisure Products)	1,288	57,651
Ziff Davis, Inc.* (Interactive Media & Services)	705	63,084
TOTAL COMMON STOCKS (Cost $21,854,976)		33,467,632

Repurchase Agreements(b)(c) (28.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.22%, dated 1/31/23, due 2/1/23, total to be received $13,568,587	$13,567,000	$13,567,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,567,000)		13,567,000

See accompanying notes to the financial statements.

158 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Collateral for Securities Loaned(d) (0.7%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 4.32%(e)	327,118	$327,118
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $327,118)		327,118
TOTAL INVESTMENT SECURITIES (Cost $35,749,094)—98.6%		47,361,750
Net other assets (liabilities)—1.4%		681,330
NET ASSETS—100.0%		$48,043,080

*	Non-income producing security.
(a)	All or part of this security was on loan as of January 31, 2023. The total value of securities on loan as of January 31, 2023 was $327,380.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2023, the aggregate amount held in a segregated account was $7,228,000.
(d)	Securities were purchased with cash collateral held from securities on loan at January 31, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2023.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	19	3/20/23	$5,059,510	$341,257

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	2/27/23	4.83%	$30,216,904	$345,147
SPDR S&P MidCap 400 ETF	Goldman Sachs International	2/27/23	4.60%	6,425,501	62,725
				$36,642,405	$407,872

S&P MidCap 400	UBS AG	2/27/23	4.68%	$12,428,652	$149,774
SPDR S&P MidCap 400 ETF	UBS AG	2/27/23	4.63%	8,292,110	100,338
				$20,720,762	$250,112
				$57,363,167	$657,984

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 159

UltraMid-Cap ProFund invested in the following industries as of January 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$423,993	0.9%
Air Freight & Logistics	161,196	0.3%
Airlines	38,680	0.1%
Auto Components	518,006	1.1%
Automobiles	167,870	0.4%
Banks	2,309,313	4.8%
Beverages	150,255	0.3%
Biotechnology	582,841	1.2%
Building Products	906,964	1.9%
Capital Markets	592,420	1.2%
Chemicals	903,969	1.9%
Commercial Services & Supplies	498,844	1.0%
Communications Equipment	259,970	0.5%
Construction & Engineering	692,826	1.4%
Construction Materials	80,344	0.2%
Consumer Finance	147,198	0.3%
Containers & Packaging	296,320	0.6%
Diversified Consumer Services	351,344	0.7%
Diversified Financial Services	208,706	0.4%
Diversified Telecommunication Services	210,832	0.4%
Electric Utilities	446,211	0.9%
Electrical Equipment	667,600	1.4%
Electronic Equipment, Instruments & Components	1,114,525	2.3%
Energy Equipment & Services	241,608	0.5%
Entertainment	54,749	0.1%
Equity Real Estate Investment Trusts (REITs)	2,686,525	5.7%
Food & Staples Retailing	510,504	1.1%
Food Products	488,888	1.0%
Gas Utilities	460,430	1.0%
Health Care Equipment & Supplies	1,187,059	2.5%
Health Care Providers & Services	778,604	1.6%
Hotels, Restaurants & Leisure	972,958	2.0%
Household Durables	511,509	1.1%
Household Products	36,692	0.1%
Independent Power and Renewable Electricity Producers	67,376	0.1%
Insurance	1,326,062	2.8%
Interactive Media & Services	99,525	0.2%
IT Services	682,787	1.4%
Leisure Products	401,293	0.8%
Life Sciences Tools & Services	473,927	1.0%
Machinery	1,671,339	3.5%
Marine	63,348	0.1%
Media	353,538	0.7%
Metals & Mining	891,332	1.9%
Mortgage Real Estate Investment Trusts (REITs)	163,938	0.3%
Multiline Retail	232,056	0.5%
Multi-Utilities	119,315	0.3%
Oil, Gas & Consumable Fuels	1,010,619	2.1%
Paper & Forest Products	72,924	0.2%
Personal Products	111,696	0.2%
Pharmaceuticals	222,475	0.5%
Professional Services	572,839	1.2%
Real Estate Management & Development	131,073	0.3%
Road & Rail	528,628	1.1%
Semiconductors & Semiconductor Equipment	953,673	2.0%
Software	995,566	2.1%
Specialty Retail	980,069	2.0%
Technology Hardware, Storage & Peripherals	133,533	0.3%
Textiles, Apparel & Luxury Goods	802,205	1.7%
Thrifts & Mortgage Finance	234,877	0.5%
Trading Companies & Distributors	345,320	0.7%
Water Utilities	166,546	0.3%
Other**	14,575,448	30.3%
Total	$48,043,080	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

160 :: UltraNasdaq-100 ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks (65.4%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	21,293	$1,630,405
Adobe, Inc.* (Software)	12,648	4,684,060
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	43,868	3,296,680
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	10,834	1,203,766
Align Technology, Inc.* (Health Care Equipment & Supplies)	2,125	573,176
Alphabet, Inc.*—Class A (Interactive Media & Services)	127,675	12,619,397
Alphabet, Inc.*—Class C (Interactive Media & Services)	127,635	12,746,906
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	213,951	22,064,767
American Electric Power Co., Inc. (Electric Utilities)	13,981	1,313,654
Amgen, Inc. (Biotechnology)	14,517	3,664,091
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	13,857	2,376,060
ANSYS, Inc.* (Software)	2,370	631,273
Apple, Inc. (Technology Hardware, Storage & Peripherals)	268,337	38,718,346
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	23,407	2,609,646
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	2,404	1,588,659
AstraZeneca PLCADR (Pharmaceuticals)	16,621	1,086,515
Atlassian Corp.*—Class A (Software)	4,034	651,975
Autodesk, Inc.* (Software)	5,873	1,263,635
Automatic Data Processing, Inc. (IT Services)	11,287	2,548,717
Baker Hughes Co. (Energy Equipment & Services)	27,245	864,756
Biogen, Inc.* (Biotechnology)	3,918	1,139,746
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	1,056	2,570,410
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	11,019	6,446,225
Cadence Design Systems, Inc.* (Software)	7,462	1,364,277
Charter Communications, Inc.*—Class A (Media)	4,236	1,627,937
Cintas Corp. (Commercial Services & Supplies)	2,762	1,225,610
Cisco Systems, Inc. (Communications Equipment)	111,770	5,439,846
Cognizant Technology Solutions Corp.—Class A (IT Services)	13,981	933,232
Comcast Corp.—Class A (Media)	117,369	4,618,470
Constellation Energy Corp. (Electric Utilities)	8,898	759,533
Copart, Inc.* (Commercial Services & Supplies)	12,958	863,132
CoStar Group, Inc.* (Professional Services)	11,064	861,886
Costco Wholesale Corp. (Food & Staples Retailing)	12,042	6,155,148
Crowdstrike Holdings, Inc.*—Class A (Software)	5,938	628,834
CSX Corp. (Road & Rail)	57,199	1,768,594
Datadog, Inc.*—Class A (Software)	7,946	594,440
DexCom, Inc.* (Health Care Equipment & Supplies)	10,508	1,125,302
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	4,789	699,769
Dollar Tree, Inc.* (Multiline Retail)	6,018	903,783
eBay, Inc. (Internet & Direct Marketing Retail)	14,762	730,719
Electronic Arts, Inc. (Entertainment)	7,511	966,515
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	3,698	818,663
Exelon Corp. (Electric Utilities)	27,035	1,140,607
Fastenal Co. (Trading Companies & Distributors)	15,582	787,670
Fiserv, Inc.* (IT Services)	17,276	1,843,004
Fortinet, Inc.* (Software)	21,254	1,112,434
Gilead Sciences, Inc. (Biotechnology)	34,124	2,864,369
GLOBALFOUNDRIES, Inc.*(a) (Semiconductors & Semiconductor Equipment)	14,829	879,063
Honeywell International, Inc. (Industrial Conglomerates)	18,292	3,813,516
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	2,253	1,082,567
Illumina, Inc.* (Life Sciences Tools & Services)	4,280	916,776
Intel Corp. (Semiconductors & Semiconductor Equipment)	112,281	3,173,061
Intuit, Inc. (Software)	7,643	3,230,467
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	9,614	2,362,063
JD.com, Inc.ADR (Internet & Direct Marketing Retail)	13,216	786,748
Keurig Dr Pepper, Inc. (Beverages)	38,531	1,359,374
KLA Corp. (Semiconductors & Semiconductor Equipment)	3,856	1,513,403
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	3,711	1,855,871
Lucid Group, Inc.*(a) (Automobiles)	45,719	534,455
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	3,328	1,021,297
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	8,613	1,500,212
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	23,196	1,000,907
Mercadolibre, Inc.* (Internet & Direct Marketing Retail)	1,369	1,617,734
Meta Platforms, Inc.*—Class A (Interactive Media & Services)	61,180	9,113,985
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	14,964	1,161,506
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	29,578	1,783,553
Microsoft Corp. (Software)	155,687	38,580,796
Moderna, Inc.* (Biotechnology)	10,453	1,840,355
Mondelez International, Inc.—Class A (Food Products)	37,155	2,431,423
Monster Beverage Corp.* (Beverages)	14,195	1,477,416
Netflix, Inc.* (Entertainment)	12,108	4,284,538

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Schedule of Portfolio Investments :: UltraNasdaq-100 ProFund :: 161

Common Stocks, continued

	Shares	Value
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	66,929	$13,075,920
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	7,050	1,299,386
Old Dominion Freight Line, Inc. (Road & Rail)	3,006	1,001,719
O'Reilly Automotive, Inc.* (Specialty Retail)	1,701	1,347,787
PACCAR, Inc. (Machinery)	9,462	1,034,291
Palo Alto Networks, Inc.* (Software)	8,226	1,304,973
Paychex, Inc. (IT Services)	9,806	1,136,123
PayPal Holdings, Inc.* (IT Services)	31,021	2,527,901
PepsiCo, Inc. (Beverages)	37,484	6,410,514
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	12,734	1,247,677
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	30,500	4,062,905
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	2,914	2,210,182
Rivian Automotive, Inc.*(a)—Class A (Automobiles)	24,841	481,915
Ross Stores, Inc. (Specialty Retail)	9,442	1,115,950
Seagen, Inc.* (Biotechnology)	5,052	704,653
Sirius XM Holdings, Inc.(a) (Media)	105,820	612,698
Starbucks Corp. (Hotels, Restaurants & Leisure)	31,228	3,408,224
Synopsys, Inc.* (Software)	4,161	1,471,954
Tesla, Inc.* (Automobiles)	66,225	11,471,495
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	24,695	4,376,201
The Kraft Heinz Co. (Food Products)	33,325	1,350,662
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	33,850	5,054,144
Verisk Analytics, Inc. (Professional Services)	4,255	773,516
Vertex Pharmaceuticals, Inc.* (Biotechnology)	6,984	2,256,530
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	23,527	867,205
Warner Bros Discovery, Inc.* (Entertainment)	66,065	979,083
Workday, Inc.*—Class A (Software)	5,496	997,139
Xcel Energy, Inc. (Electric Utilities)	14,888	1,023,848
Zoom Video Communications, Inc.*—Class A (Software)	6,683	501,225
Zscaler, Inc.* (Software)	3,924	487,204
TOTAL COMMON STOCKS (Cost $78,945,591)		328,040,749

Repurchase Agreements(b)(c) (37.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.22%, dated 1/31/23, due 2/1/23, total to be received $187,101,878	$187,080,000	$187,080,000
TOTAL REPURCHASE AGREEMENTS (Cost $187,080,000)		187,080,000

Collateral for Securities Loaned(d) (0.5%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 4.32%(e)	2,503,593	$2,503,593
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $2,503,593)		2,503,593
TOTAL INVESTMENT SECURITIES (Cost $268,529,184)—103.1%		517,624,342
Net other assets (liabilities)—(3.1)%		(15,393,709)
NET ASSETS—100.0%		$502,230,633

*	Non-income producing security.
(a)	All or part of this security was on loan as of January 31, 2023. The total value of securities on loan as of January 31, 2023 was $2,497,534.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2023, the aggregate amount held in a segregated account was $88,313,000.
(d)	Securities were purchased with cash collateral held from securities on loan at January 31, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2023.
ADR	American Depositary Receipt
NYS	New York Shares

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	281	3/20/23	$68,294,240	$3,452,710

See accompanying notes to the financial statements.

162 :: UltraNasdaq-100 ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Invesco QQQ Trust, Series 1 ETF	Goldman Sachs International	2/27/23	4.73%	$99,078,115	$(604,046)
Nasdaq-100 Index	Goldman Sachs International	2/27/23	4.93%	204,150,362	215,659
				$303,228,477	$(388,387)

Invesco QQQ Trust, Series 1 ETF	UBS AG	2/27/23	4.73%	$91,201,051	$(556,023)
Nasdaq-100 Index	UBS AG	2/27/23	5.13%	215,531,743	(1,255,138)
				$306,732,794	$(1,811,161)
				$609,961,271	$(2,199,548)
Total unrealized appreciation					$215,659
Total unrealized (depreciation)					(2,415,207)
Total net unrealized appreciation/(depreciation					$(2,199,548)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraNasdaq-100 ProFund invested in the following industries as of January 31, 2023:

	Value	% of Net Assets
Automobiles	$12,487,865	2.5%
Beverages	9,247,303	1.8%
Biotechnology	14,679,926	2.9%
Commercial Services & Supplies	2,088,742	0.4%
Communications Equipment	5,439,846	1.1%
Electric Utilities	4,237,642	0.8%
Energy Equipment & Services	864,756	0.2%
Entertainment	7,860,541	1.6%
Food & Staples Retailing	7,022,353	1.4%
Food Products	3,782,085	0.8%
Health Care Equipment & Supplies	5,143,108	1.0%
Hotels, Restaurants & Leisure	8,682,612	1.7%
Industrial Conglomerates	3,813,516	0.8%
Interactive Media & Services	34,480,289	6.9%
Internet & Direct Marketing Retail	26,447,645	5.3%
IT Services	8,988,977	1.8%
Life Sciences Tools & Services	916,776	0.2%
Machinery	1,034,291	0.2%
Media	6,859,105	1.4%
Multiline Retail	903,783	0.2%
Oil, Gas & Consumable Fuels	699,769	0.1%
Pharmaceuticals	1,086,515	0.2%
Professional Services	1,635,402	0.3%
Road & Rail	2,770,313	0.5%
Semiconductors & Semiconductor Equipment	51,317,709	10.2%
Software	57,504,686	11.5%
Specialty Retail	2,463,737	0.5%
Technology Hardware, Storage & Peripherals	38,718,346	7.7%
Textiles, Apparel & Luxury Goods	1,021,297	0.2%
Trading Companies & Distributors	787,670	0.2%
Wireless Telecommunication Services	5,054,144	1.0%
Other**	174,189,884	34.6%
Total	$502,230,633	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Schedule of Portfolio Investments :: UltraShort China ProFund :: 163

Repurchase Agreements(a)(b) (92.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.22%, dated 1/31/23, due 2/1/23, total to be received $2,188,256	$2,188,000	$2,188,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,188,000)		2,188,000
TOTAL INVESTMENT SECURITIES (Cost $2,188,000)—92.0%		2,188,000
Net other assets (liabilities)—8.0%		191,182
NET ASSETS—100.0%		$2,379,182

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2023, the aggregate amount held in a segregated account was $143,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P China Select ADR Index (USD)	Goldman Sachs International	2/27/23	(3.83)%	$(1,651,309)	$82,925
S&P China Select ADR Index (USD)	UBS AG	2/27/23	(3.08)%	(3,097,036)	113,768
				$(4,748,345)	$196,693

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

164 :: UltraShort Dow 30 ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Repurchase Agreements(a)(b) (97.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.22%, dated 1/31/23, due 2/1/23, total to be received $2,784,326	$2,784,000	$2,784,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,784,000)		2,784,000
TOTAL INVESTMENT SECURITIES (Cost $2,784,000)—97.1%		2,784,000
Net other assets (liabilities)—2.9%		82,836
NET ASSETS—100.0%		$2,866,836

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2023, the aggregate amount held in a segregated account was $949,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	2/27/23	(4.68)%	$(776,412)	$(3,163)
Dow Jones Industrial Average	UBS AG	2/27/23	(4.18)%	(4,946,021)	(13,376)
				$(5,722,433)	$(16,539)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Schedule of Portfolio Investments :: UltraShort Emerging Markets ProFund :: 165

Repurchase Agreements(a)(b) (94.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.22%, dated 1/31/23, due 2/1/23, total to be received $616,072	$616,000	$616,000
TOTAL REPURCHASE AGREEMENTS (Cost $616,000)		616,000
TOTAL INVESTMENT SECURITIES (Cost $616,000)—94.6%		616,000
Net other assets (liabilities)—5.4%		34,961
NET ASSETS—100.0%		$650,961

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2023, the aggregate amount held in a segregated account was $241,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Emerging 50 ADR Index (USD)	Goldman Sachs International	2/27/23	(3.98)%	$(754,607)	$10,926
S&P Emerging 50 ADR Index (USD)	UBS AG	2/27/23	(3.83)%	(539,520)	13,150
				$(1,294,127)	$24,076

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

166 :: UltraShort International ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Repurchase Agreements(a)(b) (116.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.22%, dated 1/31/23, due 2/1/23, total to be received $2,348,275	$2,348,000	$2,348,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,348,000)		2,348,000
TOTAL INVESTMENT SECURITIES (Cost $2,348,000)—116.6%		2,348,000
Net other assets (liabilities)—(16.6)%		(333,703)
NET ASSETS—100.0%		$2,014,297

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2023, the aggregate amount held in a segregated account was $513,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	2/27/23	(4.13)%	$(1,361,105)	$1,129
MSCI EAFE Index	UBS AG	2/27/23	(4.03)%	(2,677,712)	(2,094)
				$(4,038,817)	$(965)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Schedule of Portfolio Investments :: UltraShort Japan ProFund :: 167

Repurchase Agreements(a) (84.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.22%, dated 1/31/23, due 2/1/23, total to be received $259,030	$259,000	$259,000
TOTAL REPURCHASE AGREEMENTS (Cost $259,000)		259,000
TOTAL INVESTMENT SECURITIES (Cost $259,000)—84.3%		259,000
Net other assets (liabilities)—15.7%		48,355
NET ASSETS—100.0%		$307,355

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	3	3/10/23	$(412,875)	$(14,910)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International	2/27/23	(4.58)%	$(190,272)	$(468)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

168 :: UltraShort Latin America ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Repurchase Agreements(a)(b) (96.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.22%, dated 1/31/23, due 2/1/23, total to be received $767,090	$767,000	$767,000
TOTAL REPURCHASE AGREEMENTS (Cost $767,000)		767,000
TOTAL INVESTMENT SECURITIES (Cost $767,000)—96.1%		767,000
Net other assets (liabilities)—3.9%		31,260
NET ASSETS—100.0%		$798,260

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2023, the aggregate amount held in a segregated account was $170,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Latin America 35 ADR Index (USD)	Goldman Sachs International	2/27/23	(3.83)%	$(1,107,848)	$(12,422)
S&P Latin America 35 ADR Index (USD)	UBS AG	2/27/23	(3.83)%	(499,864)	(5,131)
				$(1,607,712)	$(17,553)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Schedule of Portfolio Investments :: UltraShort Mid-Cap ProFund :: 169

Repurchase Agreements(a)(b) (106.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.22%, dated 1/31/23, due 2/1/23, total to be received $1,300,152	$1,300,000	$1,300,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,300,000)		1,300,000
TOTAL INVESTMENT SECURITIES (Cost $1,300,000)—106.7%		1,300,000
Net other assets (liabilities)—(6.7)%		(81,863)
NET ASSETS—100.0%		$1,218,137

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2023, the aggregate amount held in a segregated account was $545,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	1	3/20/23	$(266,290)	$(16,746)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	2/27/23	(4.43)%	$(815,681)	$3,237
S&P MidCap 400	UBS AG	2/27/23	(4.33)%	(1,363,181)	(16,480)
				$(2,178,862)	$(13,243)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

170 :: UltraShort Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Repurchase Agreements(a)(b) (101.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.22%, dated 1/31/23, due 2/1/23, total to be received $20,428,389	$20,426,000	$20,426,000
TOTAL REPURCHASE AGREEMENTS (Cost $20,426,000)		20,426,000
TOTAL INVESTMENT SECURITIES (Cost $20,426,000)—101.2%		20,426,000
Net other assets (liabilities)—(1.2)%		(247,581)
NET ASSETS—100.0%		$20,178,419

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2023, the aggregate amount held in a segregated account was $6,239,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	10	3/20/23	$(2,430,400)	$(105,929)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	2/27/23	(4.68)%	$(21,450,673)	$127,175
Nasdaq-100 Index	UBS AG	2/27/23	(4.48)%	(16,446,523)	94,581
				$(37,897,196)	$221,756

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Schedule of Portfolio Investments :: UltraShort Small-Cap ProFund :: 171

Repurchase Agreements(a)(b) (55.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.22%, dated 1/31/23, due 2/1/23, total to be received $4,820,564	$4,820,000	$4,820,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,820,000)		4,820,000
TOTAL INVESTMENT SECURITIES (Cost $4,820,000)—55.8%		4,820,000
Net other assets (liabilities)—44.2%		3,812,208
NET ASSETS—100.0%		$8,632,208

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2023, the aggregate amount held in a segregated account was $2,367,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	2/27/23	(4.33)%	$(12,799,102)	$42,445
Russell 2000 Index	UBS AG	2/27/23	(3.83)%	(4,254,154)	(43,607)
				$(17,053,256)	$(1,162)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

172 :: UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks (65.7%)

	Percentage of Net Assets	Shares	Value
Agree Realty Corp. (Equity Real Estate Investment Trusts (REITs))	0.3%	1,380	$102,988
Apellis Pharmaceuticals, Inc.* (Biotechnology)*	0.1%	1,478	77,934
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	0.1%	603	86,355
Atkore, Inc.* (Electrical Equipment)*	0.1%	650	84,662
Celsius Holdings, Inc.* (Beverages)*	0.1%	876	87,881
ChampionX Corp. (Energy Equipment & Services)	0.3%	3,157	104,243
Chart Industries, Inc.* (Machinery)*	0.3%	673	90,168
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	0.2%	654	93,738
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	0.1%	1,163	77,398
Commercial Metals Co. (Metals & Mining)	0.2%	1,842	99,964
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)*	0.2%	956	116,413
EMCOR Group, Inc.(Construction & Engineering)	0.2%	745	110,446
Evoqua Water Technologies Corp.* (Machinery)*	0.2%	1,854	89,937
ExlService Holdings, Inc.* (IT Services)*	0.1%	510	87,006
Exponent, Inc. (Professional Services)	0.1%	802	82,238
Fluor Corp.* (Construction & Engineering)*	0.1%	2,243	82,430
Fox Factory Holding Corp.* (Auto Components)*	0.1%	669	79,001
Glacier Bancorp, Inc. (Banks)	0.1%	1,752	79,874
Halozyme Therapeutics, Inc.* (Biotechnology)*	0.2%	2,098	108,612
HealthEquity, Inc.* (Health Care Providers & Services)*	0.1%	1,308	79,591
Helmerich & Payne, Inc. (Energy Equipment & Services)	0.1%	1,620	78,473
Houlihan Lokey, Inc. (Capital Markets)	0.1%	788	78,068
Inspire Medical Systems, Inc.* (Health Care Technology)*	0.2%	445	112,612
Iridium Communications, Inc.* (Diversified Telecommunication Services)*	0.2%	1,970	117,885
Karuna Therapeutics, Inc.* (Biotechnology)*	0.2%	476	94,909
Kinsale Capital Group, Inc. (Insurance)	0.2%	341	94,947
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)*	0.2%	1,488	97,092
Matador Resources Co. (Oil, Gas & Consumable Fuels)	0.2%	1,774	117,367
Medpace Holdings, Inc.* (Life Sciences Tools & Services)*	0.1%	400	88,427
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	0.2%	2,323	101,306
Murphy USA, Inc. (Specialty Retail)	0.1%	330	89,770
Novanta, Inc.* (Electronic Equipment, Instruments & Components)*	0.2%	560	90,423
Old National Bancorp (Banks)	0.1%	4,623	80,903
RBC Bearings, Inc.* (Machinery)*	0.2%	449	109,542
RLI Corp. (Insurance)	0.1%	615	81,457
Ryman Hospitality Properties, Inc.—Class I (Equity Real Estate Investment Trusts (REITs))	0.1%	848	78,770
Saia, Inc.* (Road & Rail)*	0.2%	418	114,021
Selective Insurance Group, Inc. (Insurance)	0.1%	940	89,299
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)*	0.2%	561	105,428
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)*	0.1%	520	81,594
SouthState Corp. (Banks)	0.2%	1,181	94,009
SPS Commerce, Inc.* (Software)*	0.1%	571	77,702
STAG Industrial, Inc. (Equity Real Estate Investment Trusts (REITs))	0.2%	2,844	101,245
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)*	0.1%	626	78,269
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	0.2%	1,058	106,254

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 173

Common Stocks, continued

	Percentage of Net Assets	Shares	Value
The Ensign Group, Inc. (Health Care Providers & Services)	0.1%	849	$79,168
UFP Industries, Inc. (Building Products)	0.1%	942	88,124
United Bankshares, Inc. (Banks)	0.1%	2,058	82,733
Valley National Bancorp (Banks)	0.1%	6,791	80,677
Other Common Stocks	58.2%	1,849,171	34,832,559
TOTAL COMMON STOCKS (Cost $26,591,421)			39,343,912

Right(NM)

Zogenix, Inc. CVR;*+(a) (Pharmaceuticals)	1,273	866
TOTAL RIGHT (Cost $—)		866

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	1,320	$—
TOTAL TRUST (Cost $—)		—

Repurchase Agreements(b)(c) (45.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, 4.15%, dated 1/31/23, due 2/1/23, total to be received $27,032,161	$27,029,000	$27,029,000
TOTAL REPURCHASE AGREEMENTS (Cost $27,029,000)		27,029,000
TOTAL INVESTMENT SECURITIES (Cost $53,620,421)—110.9%		66,373,778
Net other assets (liabilities)—(10.9)%		(6,524,979)
NET ASSETS—100.0%		$59,848,799

*	Non-income producing security.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of January 31, 2023, these securities represented less than 0.005% of the net assets of the Fund.
(a)	On March 7, 2022, UCB SA acquired Zogenix Inc. As part of the acquisition, shareholders of Zogenix Inc. are entitled to a CVR per share of Zogenix Inc. held. The CVR has a potential cash payment of $2.00 upon EU approval by December 31, 2023, of FINTEPLA® as an orphan medicine for treatment of Lennox-Gastaut syndrome (LGS). Subsequent to the date of this report, it was determined that the required contingencies of this CVR had been satisfied. Consequently, each outstanding CVR was retired in exchange for a $2.00 cash payment, effective February 24, 2023.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2023, the aggregate amount held in a segregated account was $9,123,000.
CVR	Contingent Value Rights
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	67	3/20/23	$6,496,990	$392,994

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares Russell 2000 ETF	Goldman Sachs International	2/27/23	4.38%	$26,033,306	$359,382
Russell 2000 Index	Goldman Sachs International	2/27/23	4.73%	26,568,039	539,992
				$52,601,345	$899,374

iShares Russell 2000 ETF	UBS AG	2/27/23	4.13%	$1,840,187	$17,426
Russell 2000 Index	UBS AG	2/27/23	4.33%	19,719,414	201,051
				$21,559,601	$218,477
				$74,160,946	$1,117,851

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

174 :: UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

UltraSmall-Cap ProFund invested in the following industries as of January 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$388,451	0.6%
Air Freight & Logistics	163,374	0.3%
Airlines	123,811	0.2%
Auto Components	572,789	1.0%
Automobiles	67,855	0.1%
Banks	3,564,981	6.0%
Beverages	220,372	0.4%
Biotechnology	2,814,840	4.7%
Building Products	526,806	0.9%
Capital Markets	653,170	1.1%
Chemicals	812,487	1.4%
Commercial Services & Supplies	547,287	0.9%
Communications Equipment	352,309	0.6%
Construction & Engineering	630,126	1.1%
Construction Materials	66,437	0.1%
Consumer Discretionary Products	10,818	NM
Consumer Finance	248,624	0.4%
Containers & Packaging	129,449	0.2%
Distributors	8,606	NM
Diversified Consumer Services	423,066	0.7%
Diversified Financial Services	125,003	0.2%
Diversified Telecommunication Services	253,979	0.4%
Electric Utilities	273,179	0.5%
Electrical Equipment	568,712	0.9%
Electronic Equipment, Instruments & Components	929,082	1.5%
Energy Equipment & Services	852,310	1.4%
Entertainment	119,675	0.2%
Equity Real Estate Investment Trusts (REITs)	2,348,766	3.8%
Food & Staples Retailing	230,862	0.4%
Food Products	446,037	0.7%
Gas Utilities	404,628	0.7%
Health Care Equipment & Supplies	1,348,980	2.3%
Health Care Providers & Services	989,089	1.6%
Health Care Technology	348,690	0.6%
Hotels, Restaurants & Leisure	998,577	1.7%
Household Durables	672,464	1.1%
Household Products	108,147	0.2%
Independent Power and Renewable Electricity Producers	180,253	0.3%
Industrial Conglomerates	9,287	NM
Insurance	823,695	1.4%
Interactive Media & Services	271,863	0.5%
Internet & Direct Marketing Retail	167,385	0.3%
IT Services	811,958	1.4%
Leisure Products	249,428	0.4%
Life Sciences Tools & Services	297,643	0.5%
Machinery	1,568,428	2.6%
Marine	96,036	0.2%
Media	361,554	0.6%
Metals & Mining	656,865	1.1%
Mortgage Real Estate Investment Trusts (REITs)	502,897	0.8%
Multiline Retail	32,108	0.1%
Multi-Utilities	186,780	0.3%
Oil, Gas & Consumable Fuels	1,740,854	2.9%
Paper & Forest Products	79,218	0.1%
Personal Products	291,281	0.5%
Pharmaceuticals	718,681	1.2%
Professional Services	621,946	1.0%
Real Estate Management & Development	273,565	0.5%
Road & Rail	247,488	0.4%
Semiconductors & Semiconductor Equipment	1,103,021	1.8%
Software	1,788,133	3.0%
Specialty Retail	915,356	1.5%
Technology Hardware, Storage & Peripherals	152,097	0.3%
Textiles, Apparel & Luxury Goods	287,236	0.5%
Thrifts & Mortgage Finance	583,551	1.0%
Tobacco	58,276	0.1%
Trading Companies & Distributors	680,914	1.1%
Water Utilities	186,550	0.3%
Wireless Telecommunication Services	56,593	0.1%
Other**	20,504,021	34.3%
Total	$59,848,799	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Schedule of Portfolio Investments :: U.S. Government Plus ProFund :: 175

Repurchase Agreements(a)(b) (240.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.22%, dated 1/31/23, due 2/1/23, total to be received $11,737,372	$11,736,000	$11,736,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,736,000)		11,736,000
TOTAL INVESTMENT SECURITIES (Cost $11,736,000)—240.7%		11,736,000
Net other assets (liabilities)—(140.7)%(c)		(6,860,202)
NET ASSETS—100.0%		$4,875,798

(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2023, the aggregate amount held in a segregated account was $194,000.
(c)	Amount includes $6,945,428 of net payable for capital shares redeemed.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 4.00%, due 11/15/52	Citibank North America	2/15/23	4.50%	$4,139,993	$59,288
30-Year U.S. Treasury Bond, 4.00%, due 11/15/52	Societe' Generale	2/15/23	4.55%	1,936,276	28,666
				$6,076,269	$87,954

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

176 :: Utilities UltraSector ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks (82.6%)

	Shares	Value
ALLETE, Inc. (Electric Utilities)	344	$21,280
Alliant Energy Corp. (Electric Utilities)	1,512	81,693
Ameren Corp. (Multi-Utilities)	1,558	135,343
American Electric Power Co., Inc. (Electric Utilities)	3,096	290,900
American Water Works Co., Inc. (Water Utilities)	1,096	171,513
Atmos Energy Corp. (Gas Utilities)	843	99,086
Avangrid, Inc. (Electric Utilities)	419	17,669
Avista Corp. (Multi-Utilities)	445	17,756
Black Hills Corp. (Multi-Utilities)	392	28,373
CenterPoint Energy, Inc. (Multi-Utilities)	3,793	114,245
Clearway Energy, Inc.—Class A (Independent Power and Renewable Electricity Producers)	208	6,666
Clearway Energy, Inc.—Class C (Independent Power and Renewable Electricity Producers)	495	16,726
CMS Energy Corp. (Multi-Utilities)	1,749	110,519
Consolidated Edison, Inc. (Multi-Utilities)	2,138	203,773
Constellation Energy Corp. (Electric Utilities)	1,970	168,159
Dominion Energy, Inc. (Multi-Utilities)	5,021	319,537
DTE Energy Co. (Multi-Utilities)	1,167	135,804
Duke Energy Corp. (Electric Utilities)	4,640	475,368
Edison International (Electric Utilities)	2,301	158,539
Entergy Corp. (Electric Utilities)	1,226	132,751
Essential Utilities, Inc. (Water Utilities)	1,438	67,198
Evergy, Inc. (Electric Utilities)	1,383	86,645
Eversource Energy (Electric Utilities)	2,099	172,811
Exelon Corp. (Electric Utilities)	5,987	252,592
FirstEnergy Corp. (Electric Utilities)	3,273	134,029
Hawaiian Electric Industries, Inc. (Electric Utilities)	660	27,898
IDACORP, Inc. (Electric Utilities)	305	32,272
National Fuel Gas Co. (Gas Utilities)	551	31,991
New Jersey Resources Corp. (Gas Utilities)	580	28,954
NextEra Energy, Inc. (Electric Utilities)	11,973	893,545
NiSource, Inc. (Multi-Utilities)	2,447	67,904
NorthWestern Corp. (Multi-Utilities)	348	19,766
NRG Energy, Inc. (Electric Utilities)	1,388	47,497
ONE Gas, Inc. (Gas Utilities)	326	26,849
PG&E Corp.* (Electric Utilities)	9,701	154,246
Pinnacle West Capital Corp. (Electric Utilities)	682	50,843
PNM Resources, Inc. (Electric Utilities)	517	25,581
Portland General Electric Co. (Electric Utilities)	538	25,598
PPL Corp. (Electric Utilities)	4,436	131,306
Public Service Enterprise Group, Inc. (Multi-Utilities)	3,006	186,162
Sempra Energy (Multi-Utilities)	1,894	303,665
Southwest Gas Holdings, Inc. (Gas Utilities)	372	24,898
Spire, Inc. (Gas Utilities)	316	22,822
The AES Corp. (Independent Power and Renewable Electricity Producers)	4,025	110,326
The Southern Co. (Electric Utilities)	6,559	443,913
UGI Corp. (Gas Utilities)	1,262	50,265
Vistra Corp. (Independent Power and Renewable Electricity Producers)	2,254	51,977
WEC Energy Group, Inc. (Multi-Utilities)	1,901	178,675
Xcel Energy, Inc. (Electric Utilities)	3,297	226,735
TOTAL COMMON STOCKS (Cost $2,500,334)		6,582,663

Repurchase Agreements(a)(b)(17.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.22%, dated 1/31/23, due 2/1/23, total to be received $1,425,167	$1,425,000	$1,425,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,425,000)		1,425,000
TOTAL INVESTMENT SECURITIES (Cost $3,925,334)—100.5%		8,007,663
Net other assets (liabilities)—(0.5)%		(40,955)
NET ASSETS—100.0%		$7,966,708

*	Non-income producing security.
(a)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2023, the aggregate amount held in a segregated account was $1,207,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Utilities Index	Goldman Sachs International	2/23/23	4.93%	$2,154,562	$(5,476)
Dow Jones U.S. Utilities Index	UBS AG	2/23/23	4.68%	3,215,069	(7,621)
				$5,369,631	$(13,097)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Schedule of Portfolio Investments :: Utilities UltraSector ProFund :: 177

Utilities UltraSector ProFund invested in the following industries as of January 31, 2023:

	Value	% of Net Assets
Electric Utilities	$4,051,871	50.8%
Gas Utilities	284,865	3.6%
Independent Power and Renewable Electricity Producers	185,695	2.3%
Multi-Utilities	1,821,521	22.9%
Water Utilities	238,711	3.0%
Other**	1,384,045	17.4%
Total	$7,966,708	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

This Page Intentionally Left Blank

Statements of Assets and Liabilities

180 :: Statements of Assets and Liabilities :: January 31, 2023 (unaudited)

	Access Flex Bear High Yield ProFund	Access Flex High Yield ProFund	Banks UltraSector ProFund	Bear ProFund
ASSETS:
Total Investment Securities, at cost	$1,624,000	$24,916,649	$3,403,661	$13,019,000
Securities, at value(a)	—	16,640,203	6,486,099	—
Repurchase agreements, at value	1,624,000	8,431,000	1,743,000	13,019,000
Total Investment Securities, at value	1,624,000	25,071,203	8,229,099	13,019,000
Cash	698	827	89	411
Segregated cash balances for futures contracts with brokers	27,380	25,272	—	125,915
Segregated cash balances for credit default swap agreements with brokers	127,879	2,349,206	—	—
Segregated cash balances for swap agreements with custodian	—	—	67	184
Dividends and interest receivable	190	57,334	4,323	1,523
Receivable for capital shares issued	—	8,242	131,529	108,349
Due from Advisor under a Receivables Agreement	295,692	—	—	—
Due from Advisor under an expense limitation agreement	4,115	—	—	—
Receivable for closed swap agreements	3,602	—	—	—
Unrealized appreciation on swap agreements	—	—	150,410	—
Variation margin on futures contracts	—	9,281	—	—
Variation margin on credit default swap agreements	—	161,134	—	—
Prepaid expenses	18,206	21,124	8,299	19,267
TOTAL ASSETS	2,101,762	27,703,623	8,523,816	13,274,649
LIABILITIES:
Payable for collateral for securities loaned	—	—	—	—
Payable for capital shares redeemed	1,967	3,761	109,546	682,905
Unrealized depreciation on swap agreements	—	—	—	24,752
Variation margin on futures contracts	6,750	—	—	25,875
Variation margin on credit default swap agreements	13,465	—	—	—
Advisory fees payable	—	16,948	5,182	13,632
Management services fees payable	—	3,390	1,037	2,727
Administration fees payable	191	2,427	325	1,127
Distribution and services fees payable—Service Class	15	1,726	305	1,570
Transfer agency fees payable	232	3,172	1,012	2,433
Fund accounting fees payable	108	1,370	449	1,221
Compliance services fees payable	13	105	42	168
Service fees payable	16	207	64	185
Other accrued expenses	200	35,186	16,227	8,950
TOTAL LIABILITIES	22,957	68,292	134,189	765,545
NET ASSETS	$2,078,805	$27,635,331	$8,389,627	$12,509,104
NET ASSETS CONSIST OF:
Capital	$7,525,352	$28,027,395	$10,366,960	$79,689,663
Total distributable earnings (loss)	(5,446,547)	(392,064)	(1,977,333)	(67,180,559)
NET ASSETS	$2,078,805	$27,635,331	$8,389,627	$12,509,104
NET ASSETS:
Investor Class	$2,061,405	$25,582,468	$8,008,581	$11,393,327
Service Class	17,400	2,052,863	381,046	1,115,777
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	66,921	861,009	162,838	708,734
Service Class	668	69,964	8,556	77,417
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$30.80	$29.71	$49.18	$16.08
Service Class	26.05	29.34	44.54	14.41

(a) Includes securities on loan valued at:	$—	$—	$—	$—

Amounts designated as " – " are $0 or have been rounded to $0.

*	As described in Note 11, effective March 17, 2023, this ProFund's name changed due to a change to its underlying benchmark index.

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Statements of Assets and Liabilities :: 181

Biotechnology UltraSector ProFund	Bull ProFund	Communication Services UltraSector ProFund	Consumer Discretionary UltraSector ProFund*	Consumer Staples UltraSector ProFund*	Energy UltraSector ProFund*

$70,208,397	$17,781,256	$3,614,323	$12,801,964	$1,689,598	$32,062,073
98,782,923	25,378,935	2,858,121	22,513,487	2,737,792	43,062,576
24,756,000	10,316,000	1,236,000	5,923,000	725,000	11,876,000
123,538,923	35,694,935	4,094,121	28,436,487	3,462,792	54,938,576
148	724	994	369	557	101
—	223,388	—	—	—	—
—	—	—	—	—	—
—	—	19	—	692	113
187,771	21,483	5,758	5,994	3,135	27,010
21,497	73,277	177,679	27,916	388,253	895,356
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	12,940	54,822	497,412	92,362	—
—	43,125	—	—	—	—
—	—	—	—	—	—
15,553	19,062	6,940	18,483	16,155	9,934
123,763,892	36,088,934	4,340,333	28,986,661	3,963,946	55,871,090

239,232	4,804	—	104,643	16,620	212,696
221,273	201,857	233,048	190,160	64,121	396,540
1,135,725	—	—	—	—	275,229
—	—	—	—	—	—
—	—	—	—	—	—
78,657	20,924	1,278	17,067	1,127	34,299
15,732	4,185	256	3,413	226	6,860
4,913	1,577	145	1,072	132	2,145
2,737	3,563	166	451	117	1,886
12,553	6,782	398	2,519	414	6,663
6,429	2,004	204	1,478	231	2,818
641	203	19	147	21	268
971	259	29	212	26	424
129,981	41,227	5,740	36,941	5,228	41,772
1,848,844	287,385	241,283	358,103	88,263	981,600
$121,915,048	$35,801,549	$4,099,050	$28,628,558	$3,875,683	$54,889,490

$72,721,883	$19,084,945	$6,288,340	$18,117,091	$3,329,915	$34,740,331
49,193,165	16,716,604	(2,189,290)	10,511,467	545,768	20,149,159
$121,915,048	$35,801,549	$4,099,050	$28,628,558	$3,875,683	$54,889,490

$118,743,248	$31,502,749	$3,990,895	$28,117,416	$3,728,441	$52,404,125
3,171,800	4,298,800	108,155	511,142	147,242	2,485,365

1,963,492	610,587	45,542	625,701	52,269	1,166,058
79,062	108,016	1,542	14,041	2,370	64,821

$60.48	$51.59	$87.63	$44.94	$71.33	$44.94
40.12	39.80	70.14	36.40	62.13	38.34
$240,605	$4,791	$—	$104,089	$16,944	$209,602

See accompanying notes to the financial statements.

182 :: Statements of Assets and Liabilities :: January 31, 2023 (unaudited)

	Europe 30 ProFund	Falling U.S. Dollar ProFund	Financials UltraSector ProFund	Health Care UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$2,217,260	$3,054,000	$2,214,169	$8,483,927
Securities, at value(a)	3,114,563	—	4,198,562	13,172,962
Repurchase agreements, at value	—	3,054,000	1,069,000	4,457,000
Total Investment Securities, at value	3,114,563	3,054,000	5,267,562	17,629,962
Cash	—	842	293	16
Segregated cash balances for swap agreements with custodian	—	901	885	1,121
Unrealized appreciation on forward currency contracts	—	31,524	—	—
Dividends and interest receivable	3,739	357	3,259	19,175
Receivable for investments sold	150,232	—	—	—
Receivable for capital shares issued	96,367	1,642	309,570	182,739
Due from Advisor under an expense limitation agreement	130	3,596	—	—
Unrealized appreciation on swap agreements	—	—	84,913	—
Prepaid expenses	17,816	12,519	12,496	10,137
Receivable for tax reclaims	5,182	—	—	—
TOTAL ASSETS	3,388,029	3,105,381	5,678,978	17,843,150
LIABILITIES:
Cash overdraft	19,996	—	—	—
Payable for collateral for securities loaned	513,713	—	13,552	6,877
Payable for capital shares redeemed	236,005	2,738	96,080	184,758
Unrealized depreciation on forward currency contracts	—	815	—	—
Unrealized depreciation on swap agreements	—	—	—	103,187
Advisory fees payable	—	—	2,918	10,772
Management services fees payable	—	—	584	2,154
Administration fees payable	131	151	211	672
Distribution and services fees payable—Service Class	522	16	386	900
Transfer agency fees payable	519	294	752	2,194
Fund accounting fees payable	159	163	411	954
Compliance services fees payable	12	7	28	95
Service fees payable	21	25	42	133
Other accrued expenses	2,058	10,411	5,362	21,412
TOTAL LIABILITIES	773,136	14,620	120,326	334,108
NET ASSETS	$2,614,893	$3,090,761	$5,558,652	$17,509,042
NET ASSETS CONSIST OF:
Capital	$6,947,755	$5,700,174	$4,915,757	$11,317,829
Total distributable earnings (loss)	(4,332,862)	(2,609,413)	642,895	6,191,213
NET ASSETS	$2,614,893	$3,090,761	$5,558,652	$17,509,042
NET ASSETS:
Investor Class	$1,946,873	$3,065,790	$5,077,979	$16,455,313
Service Class	668,020	24,971	480,673	1,053,729
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	143,078	214,616	176,171	165,715
Service Class	45,361	1,954	20,391	13,187
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$13.61	$14.29	$28.82	$99.30
Service Class	14.73	12.78	23.57	79.91

(a) Includes securities on loan valued at:	$497,594	$—	$13,590	$6,925

Amounts designated as " – " are $0 or have been rounded to $0.

*	As described in Note 11, effective March 17, 2023, this ProFund's name changed due to a change to its underlying benchmark index.

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Statements of Assets and Liabilities :: 183

Industrials UltraSector ProFund	Internet UltraSector ProFund	Large-Cap Growth ProFund	Large-Cap Value ProFund	Materials UltraSector ProFund*	Mid-Cap Growth ProFund

$2,224,993	$53,376,929	$5,178,236	$9,407,776	$3,422,649	$2,499,578
3,184,769	54,228,495	9,527,721	11,545,543	4,465,169	3,443,539
788,000	15,493,000	8,000	85,000	1,626,000	13,000
3,972,769	69,721,495	9,535,721	11,630,543	6,091,169	3,456,539
378	73	526	225	604	407
49	—	—	—	—	—
—	—	—	—	—	—
1,756	1,813	7,166	19,608	3,855	768
—	—	—	—	—	—
11,133	431,108	2,233	32,225	54,914	4,110
—	—	—	—	—	—
40,744	1,226,744	—	—	106,613	—
16,253	15,514	12,488	16,715	9,632	9,750
—	—	—	—	—	—
4,043,082	71,396,747	9,558,134	11,699,316	6,266,787	3,471,574

—	—	—	—	—	—
5,006	—	—	320	22,671	—
2,979	481,315	72,219	52,855	136,818	2,194
—	—	—	—	—	—
—	—	—	—	—	—
1,718	40,584	5,797	13,987	3,198	612
344	8,117	1,159	2,798	639	122
165	2,551	437	1,054	234	157
236	2,434	1,098	2,202	506	418
592	6,455	1,357	2,742	882	452
335	3,347	614	1,395	328	309
20	362	51	49	26	17
33	504	72	173	46	26
5,376	100,015	10,732	8,213	7,342	3,366
16,804	645,684	93,536	85,788	172,690	7,673
$4,026,278	$70,751,063	$9,464,598	$11,613,528	$6,094,097	$3,463,901

$2,351,900	$102,026,762	$3,944,417	$12,463,533	$5,138,771	$2,925,971
1,674,378	(31,275,699)	5,520,181	(850,005)	955,326	537,930
$4,026,278	$70,751,063	$9,464,598	$11,613,528	$6,094,097	$3,463,901

$3,739,975	$67,654,132	$8,133,058	$8,939,601	$5,502,532	$2,940,170
286,303	3,096,931	1,331,540	2,673,927	591,565	523,731

77,325	2,478,136	70,998	101,573	50,662	33,774
7,068	174,832	14,697	34,943	6,330	8,126

$48.37	$27.30	$114.55	$88.01	$108.61	$87.05
40.51	17.71	90.60	76.52	93.45	64.45
$5,122	$—	$—	$319	$23,398	$—

See accompanying notes to the financial statements.

184 :: Statements of Assets and Liabilities :: January 31, 2023 (unaudited)

	Mid-Cap ProFund	Mid-Cap Value ProFund	Nasdaq-100 ProFund	Oil & Gas Equipment & Services UltraSector ProFund*
ASSETS:
Total Investment Securities, at cost	$11,449,379	$11,589,358	$108,888,929	$10,694,574
Securities, at value(a)	10,786,001	13,061,640	37,850,855	16,720,054
Repurchase agreements, at value	2,702,000	78,000	91,371,000	3,206,000
Total Investment Securities, at value	13,488,001	13,139,640	129,221,855	19,926,054
Cash	—	—	83	206
Segregated cash balances for futures contracts with brokers	—	—	94,867	—
Segregated cash balances for swap agreements with custodian	—	—	671	454
Unrealized appreciation on forward currency contracts	—	—	—	—
Dividends and interest receivable	3,377	3,955	15,132	375
Receivable for capital shares issued	222	37,025	216,842	291,629
Receivable for closed forward currency contracts	—	—	—	—
Due from Advisor under a Receivables Agreement	—	—	—	—
Unrealized appreciation on swap agreements	32,730	—	721,216	547,809
Variation margin on futures contracts	—	—	66,240	—
Prepaid expenses	12,705	15,413	13,241	8,921
TOTAL ASSETS	13,537,035	13,196,033	130,350,147	20,775,448
LIABILITIES:
Cash overdraft	325	2,218	—	—
Payable for collateral for securities loaned	70,397	171,810	243,474	—
Payable for capital shares redeemed	1,942	133,192	16,266,390	189,391
Unrealized depreciation on forward currency contracts	—	—	—	—
Unrealized depreciation on swap agreements	—	—	89,222	—
Advisory fees payable	6,967	3,467	47,458	16,893
Management services fees payable	1,393	693	10,170	3,379
Administration fees payable	579	386	3,839	1,058
Distribution and services fees payable—Service Class	5,082	717	4,347	5,773
Transfer agency fees payable	1,704	1,226	11,013	4,628
Fund accounting fees payable	862	591	4,211	1,394
Compliance services fees payable	33	39	499	108
Service fees payable	95	63	630	209
Other accrued expenses	10,625	5,088	143,670	22,205
TOTAL LIABILITIES	100,004	319,490	16,824,923	245,038
NET ASSETS	$13,437,031	$12,876,543	$113,525,224	$20,530,410
NET ASSETS CONSIST OF:
Capital	$12,669,853	$12,327,254	$97,994,207	$32,270,853
Total distributable earnings (loss)	767,178	549,289	15,531,017	(11,740,443)
NET ASSETS	$13,437,031	$12,876,543	$113,525,224	$20,530,410
NET ASSETS:
Investor Class	$6,834,008	$11,985,075	$107,758,990	$19,914,753
Service Class	6,603,023	891,468	5,766,234	615,657
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	63,596	117,405	1,010,250	166,754
Service Class	78,089	11,014	69,222	5,852
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$107.46	$102.08	$106.67	$119.43
Service Class	84.56	80.94	83.30	105.20

(a) Includes securities on loan valued at:	$71,216	$173,782	$242,966	$—

Amounts designated as " – " are $0 or have been rounded to $0

*  As described in Note 11, effective March 17, 2023, this ProFund's name changed due to a change to its underlying benchmark index.

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Statements of Assets and Liabilities :: 185

Pharmaceuticals UltraSector ProFund	Precious Metals UltraSector ProFund	Real Estate UltraSector ProFund	Rising Rates Opportunity ProFund	Rising Rates Opportunity 10 ProFund	Rising U.S. Dollar ProFund

$3,763,126	$16,719,737	$2,948,573	$16,889,000	$3,100,000	$17,813,000
2,988,043	20,444,049	4,314,787	—	—	—
1,428,000	6,613,000	1,067,000	16,889,000	3,100,000	17,813,000
4,416,043	27,057,049	5,381,787	16,889,000	3,100,000	17,813,000
382	311	461	677	799	338
—	—	—	—	—	—
—	—	—	61	7	—
—	—	—	—	—	25,020
2,584	812	4,064	1,975	362	2,083
117,782	418,441	45,428	728,187	—	176,750
—	—	—	—	—	8,314
—	—	—	—	—	681,711
1,983	—	109,832	—	—	—
—	—	—	—	—	—
11,367	12,330	8,519	6,227	16,575	21,418
4,550,141	27,488,943	5,550,091	17,626,127	3,117,743	18,728,634

—	—	—	—	—	—
20,968	1,613,841	—	—	—	—
79,312	814,281	100,281	212,117	18,414	384,810
—	—	—	—	—	269,105
7,846	290,392	—	86,003	12,966	—
947	15,981	2,741	12,905	331	13,877
189	3,196	548	2,581	66	2,775
161	1,002	208	804	127	1,044
245	1,432	253	1,983	662	64
522	3,297	700	3,101	710	3,282
233	1,325	318	1,047	165	1,129
27	106	31	181	34	156
32	198	41	159	25	171
2,833	22,120	10,006	22,781	3,490	17,777
113,315	2,767,171	115,127	343,662	36,990	694,190
$4,436,826	$24,721,772	$5,434,964	$17,282,465	$3,080,753	$18,034,444

$4,506,807	$79,365,967	$7,702,270	$58,345,822	$6,575,810	$20,411,615
(69,981)	(54,644,195)	(2,267,306)	(41,063,357)	(3,495,057)	(2,377,171)
$4,436,826	$24,721,772	$5,434,964	$17,282,465	$3,080,753	$18,034,444

$4,165,871	$23,152,236	$5,094,867	$14,801,408	$2,313,073	$17,978,432
270,955	1,569,536	340,097	2,481,057	767,680	56,012

150,815	437,299	117,372	415,865	160,051	614,383
11,784	35,429	8,447	80,487	58,593	2,229

$27.62	$52.94	$43.41	$35.59	$14.45	$29.26
22.99	44.30	40.26	30.83	13.10	25.13
$20,831	$1,550,949	$—	$—	$—	$—

See accompanying notes to the financial statements.

186 :: Statements of Assets and Liabilities :: January 31, 2023 (unaudited)

	Semiconductor UltraSector ProFund	Short Energy ProFund*	Short Nasdaq-100 ProFund	Short Precious Metals ProFund
ASSETS:
Total Investment Securities, at cost	$39,622,126	$1,423,000	$8,301,000	$4,065,000
Securities, at value(a)	48,267,741	—	—	—
Repurchase agreements, at value	22,506,000	1,423,000	8,301,000	4,065,000
Total Investment Securities, at value	70,773,741	1,423,000	8,301,000	4,065,000
Cash	571	53	134	564
Segregated cash balances for futures contracts with brokers	—	—	67,314	—
Segregated cash balances for swap agreements with custodian	1,516	—	—	—
Dividends and interest receivable	28,783	166	971	475
Receivable for investments sold	—	—	—	—
Receivable for capital shares issued	2,188,867	41,481	4,468	745,499
Due from Advisor under an expense limitation agreement	—	1,250	—	628
Unrealized appreciation on swap agreements	24,381	11,201	18,095	—
Prepaid expenses	12,437	10,112	2,883	19,624
TOTAL ASSETS	73,030,296	1,487,263	8,394,865	4,831,790
LIABILITIES:
Cash overdraft	—	—	—	—
Payable for investments purchased	3,018,336	—	—	—
Payable for collateral for securities loaned	93,765	—	—	—
Payable for capital shares redeemed	6,119,656	221,866	745,302	28,289
Unrealized depreciation on swap agreements	—	—	3,624	26,499
Variation margin on futures contracts	—	—	11,040	—
Advisory fees payable	36,138	—	18,488	—
Management services fees payable	7,228	—	3,698	—
Administration fees payable	2,273	79	1,403	103
Distribution and services fees payable—Service Class	2,382	11	932	16
Transfer agency fees payable	6,127	251	2,300	345
Fund accounting fees payable	2,980	103	1,519	134
Compliance services fees payable	287	12	140	27
Service fees payable	449	16	230	20
Other accrued expenses	68,671	1,699	38,447	5,003
TOTAL LIABILITIES	9,358,292	224,037	827,123	60,436
NET ASSETS	$63,672,004	$1,263,226	$7,567,742	$4,771,354
NET ASSETS CONSIST OF:
Capital	$54,330,261	$3,571,812	$21,631,244	$15,438,949
Total distributable earnings (loss)	9,341,743	(2,308,586)	(14,063,502)	(10,667,595)
NET ASSETS	$63,672,004	$1,263,226	$7,567,742	$4,771,354
NET ASSETS:
Investor Class	$60,630,663	$1,260,034	$7,189,803	$4,759,868
Service Class	3,041,341	3,192	377,939	11,486
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	696,814	85,694	92,837	356,522
Service Class	47,772	237	5,595	896
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$87.01	$14.70	$77.45	$13.35
Service Class	63.66	13.47	67.55	12.82

(a) Includes securities on loan valued at:	$94,611	$—	$—	$—

Amounts designated as " – " are $0 or have been rounded to $0.

*  As described in Note 11, effective March 17, 2023, this ProFund's name changed due to a change to its underlying benchmark index.

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Statements of Assets and Liabilities :: 187

Short Real Estate ProFund	Short Small-Cap ProFund	Small-Cap Growth ProFund	Small-Cap ProFund	Small-Cap Value ProFund	Technology UltraSector ProFund

$1,680,000	$2,097,000	$2,898,215	$2,297,370	$6,023,105	$13,798,543
—	—	4,322,310	1,895,709	7,587,036	28,473,669
1,680,000	2,097,000	—	1,276,000	88,000	7,925,000
1,680,000	2,097,000	4,322,310	3,171,709	7,675,036	36,398,669
884	465	—	83	457	409
—	15,360	—	—	—	—
51	977	—	159	—	729
196	245	1,621	658	3,153	4,598
—	—	38,899	4,975	190,629	—
8,598	1,527	31,251	3	20,967	60,530
703	626	—	194	—	—
—	—	—	14,793	—	294,888
10,893	6,250	10,083	11,933	9,276	12,851
1,701,325	2,122,450	4,404,164	3,204,507	7,899,518	36,772,674

—	—	1,898	—	—	—
—	—	66,965	289	2,907	—
—	—	780	16,510	69,204	54,030
157,854	97,818	3	115,020	344,164	262,360
47,358	21,592	—	—	—	—
—	4,590	—	—	—	—
—	—	1,353	—	4,091	21,446
—	—	271	—	818	4,289
70	120	197	155	309	1,346
74	39	376	261	679	2,209
228	673	579	792	988	4,129
91	131	414	1,321	606	1,847
10	38	24	23	41	215
14	20	32	25	51	266
51	498	3,856	1,852	10,156	52,457
205,750	125,519	76,748	136,248	434,014	404,594
$1,495,575	$1,996,931	$4,327,416	$3,068,259	$7,465,504	$36,368,080

$6,375,199	$17,433,952	$3,408,246	$2,505,380	$6,974,030	$22,433,746
(4,879,624)	(15,437,021)	919,170	562,879	491,474	13,934,334
$1,495,575	$1,996,931	$4,327,416	$3,068,259	$7,465,504	$36,368,080

$1,478,569	$1,953,458	$3,859,311	$2,746,681	$6,585,212	$33,581,040
17,006	43,473	468,105	321,578	880,292	2,787,040

173,687	55,212	39,777	27,459	62,911	433,449
2,313	1,314	6,336	3,984	10,606	45,456

$8.51	$35.38	$97.02	$100.03	$104.68	$77.47
7.35	33.08	73.88	80.72	83.00	61.31
$—	$—	$733	$16,172	$67,981	$55,265

See accompanying notes to the financial statements.

188 :: Statements of Assets and Liabilities :: January 31, 2023 (unaudited)

	Telecommunications UltraSector ProFund+	UltraBear ProFund	UltraBull ProFund	UltraChina ProFund
ASSETS:
Total Investment Securities, at cost	$—	$10,540,000	$69,608,885	$31,715,038
Securities, at value(a)	—	—	78,210,336	31,764,074
Repurchase agreements, at value	—	10,540,000	37,851,000	7,441,000
Total Investment Securities, at value	—	10,540,000	116,061,336	39,205,074
Cash	529,266	937	—	375
Segregated cash balances for futures contracts with brokers	—	41,674	190,523	—
Segregated cash balances for swap agreements with custodian	2,095	—	—	—
Dividends and interest receivable	2,694	1,233	64,982	1,410
Receivable for investments sold	—	—	—	—
Receivable for capital shares issued	—	830,628	578,930	1,599,617
Due from Advisor under an expense limitation agreement	9,928	—	—	—
Unrealized appreciation on swap agreements	—	—	156,886	—
Variation margin on futures contracts	—	—	60,375	—
Prepaid expenses	—	17,960	30,904	27,093
TOTAL ASSETS	543,983	11,432,432	117,143,936	40,833,569
LIABILITIES:
Cash overdraft	—	—	334	—
Payable for investments purchased	—	—	—	650,176
Payable for collateral for securities loaned	—	—	14,732	1,298,810
Payable for capital shares redeemed	726	407,304	2,575,338	262,882
Unrealized depreciation on swap agreements	—	21,005	—	2,083,489
Variation margin on futures contracts	—	8,625	—	—
Advisory fees payable	—	8,704	65,687	17,907
Management services fees payable	—	1,741	13,137	3,581
Administration fees payable	25	681	4,960	1,371
Distribution and services fees payable—Service Class	24	96	1,727	1,122
Transfer agency fees payable	97	1,689	12,226	2,938
Fund accounting fees payable	56	738	5,662	1,503
Compliance services fees payable	4	74	500	94
Service fees payable	5	112	814	225
Other accrued expenses	7,015	11,874	108,221	30,835
TOTAL LIABILITIES	7,952	462,643	2,803,338	4,354,933
NET ASSETS	$536,031	$10,969,789	$114,340,598	$36,478,636
NET ASSETS CONSIST OF:
Capital	$6,234,481	$109,725,989	$107,408,897	$70,043,988
Total distributable earnings (loss)	(5,698,450)	(98,756,200)	6,931,701	(33,565,352)
NET ASSETS	$536,031	$10,969,789	$114,340,598	$36,478,636
NET ASSETS:
Investor Class	$511,590	$10,924,449	$112,368,744	$31,376,360
Service Class	24,441	45,340	1,971,854	5,102,276
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	26,627	541,478	1,469,343	775,029
Service Class	1,331	2,538	34,417	145,615
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$19.21	$20.18	$76.48	$40.48
Service Class	18.36	17.86	57.29	35.04

(a) Includes securities on loan valued at:	$—	$—	$14,693	$1,247,460

Amounts designated as " – " are $0 or have been rounded to $0.

+	As described in Note 11, the Telecommunications UltraSector ProFund liquidated on February 7, 2023.

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Statements of Assets and Liabilities :: 189

UltraDow 30 ProFund	UltraEmerging Markets ProFund	UltraInternational ProFund	UltraJapan ProFund	UltraLatin America ProFund	UltraMid-Cap ProFund

$15,990,062	$8,284,355	$6,967,000	$11,101,000	$8,314,446	$35,749,094
23,299,473	9,748,800	—	—	11,100,482	33,794,750
6,336,000	1,734,000	6,967,000	11,101,000	1,463,000	13,567,000
29,635,473	11,482,800	6,967,000	11,101,000	12,563,482	47,361,750
67,653	694	73	89	104	—
215,295	—	—	1,392,300	—	228,380
657	—	—	—	79	93
15,997	20,491	815	1,298	42,340	11,134
—	651,650	—	—	—	—
11,208	104,096	137,497	168	126,102	189,989
—	—	—	—	—	—
79,971	—	—	225	148,386	657,984
57,505	—	—	72,800	—	117,610
8,081	24,381	23,512	20,959	13,601	24,494
30,091,840	12,284,112	7,128,897	12,588,839	12,894,094	48,591,434

—	—	—	—	—	1,403
—	—	—	—	—	—
—	456,350	—	—	984,950	327,118
122,643	543,134	289,728	13,678	408,877	129,651
—	269,409	17,184	—	—	—
—	—	—	—	—	—
19,752	7,371	2,857	8,238	6,787	27,790
3,950	1,474	571	1,373	1,358	5,558
1,488	638	254	562	514	2,102
759	99	140	88	171	706
4,204	1,364	715	2,200	2,314	4,407
1,628	719	331	610	576	2,511
161	41	14	65	49	213
244	105	50	92	84	345
35,734	11,863	6,016	10,526	8,019	46,550
190,563	1,292,567	317,860	37,432	1,413,699	548,354
$29,901,277	$10,991,545	$6,811,037	$12,551,407	$11,480,395	$48,043,080

$21,001,089	$15,521,153	$6,662,337	$14,096,923	$40,264,859	$42,277,521
8,900,188	(4,529,608)	148,700	(1,545,516)	(28,784,464)	5,765,559
$29,901,277	$10,991,545	$6,811,037	$12,551,407	$11,480,395	$48,043,080

$28,988,689	$10,868,909	$6,737,743	$12,443,917	$11,349,002	$47,137,349
912,588	122,636	73,294	107,490	131,393	905,731

505,629	226,574	406,274	455,294	683,380	840,370
19,031	2,838	5,113	4,904	8,106	20,684

$57.33	$47.97	$16.58	$27.33	$16.61	$56.09
47.95	43.21	14.33	21.92	16.21	43.79
$—	$411,732	$—	$—	$945,382	$327,380

See accompanying notes to the financial statements.

190 :: Statements of Assets and Liabilities :: January 31, 2023 (unaudited)

	UltraNasdaq-100 ProFund	UltraShort China ProFund	UltraShort Dow 30 ProFund	UltraShort Emerging Markets ProFund
ASSETS:
Total Investment Securities, at cost	$268,529,184	$2,188,000	$2,784,000	$616,000
Securities, at value(a)	330,544,342	—	—	—
Repurchase agreements, at value	187,080,000	2,188,000	2,784,000	616,000
Total Investment Securities, at value	517,624,342	2,188,000	2,784,000	616,000
Cash	329	277	661	964
Segregated cash balances for futures contracts with brokers	2,822,680	—	—	—
Segregated cash balances for swap agreements with custodian	1,228	119	60	—
Dividends and interest receivable	63,230	256	326	72
Receivable for capital shares issued	3,441,845	278,111	92,528	8,282
Due from Advisor under an expense limitation agreement	—	677	—	5,772
Unrealized appreciation on swap agreements	215,659	196,693	—	24,076
Variation margin on futures contracts	1,034,080	—	—	—
Prepaid expenses	47,233	23,302	10,097	22,718
TOTAL ASSETS	525,250,626	2,687,435	2,887,672	677,884
LIABILITIES:
Cash overdraft	—	—	—	—
Payable for collateral for securities loaned	2,503,593	—	—	—
Payable for capital shares redeemed	16,916,034	305,427	1,813	23,844
Unrealized depreciation on swap agreements	2,415,207	—	16,539	—
Variation margin on futures contracts	—	—	—	—
Advisory fees payable	280,576	—	89	—
Management services fees payable	56,116	—	18	—
Administration fees payable	21,242	97	138	24
Distribution and services fees payable—Service Class	8,226	5	29	65
Transfer agency fees payable	59,365	366	362	117
Fund accounting fees payable	23,029	126	149	32
Compliance services fees payable	2,805	10	18	7
Service fees payable	3,486	19	23	5
Other accrued expenses	730,314	2,203	1,658	2,829
TOTAL LIABILITIES	23,019,993	308,253	20,836	26,923
NET ASSETS	$502,230,633	$2,379,182	$2,866,836	$650,961
NET ASSETS CONSIST OF:
Capital	$664,630,159	$12,880,272	$27,226,735	$13,546,360
Total distributable earnings (loss)	(162,399,526)	(10,501,090)	(24,359,899)	(12,895,399)
NET ASSETS	$502,230,633	$2,379,182	$2,866,836	$650,961
NET ASSETS:
Investor Class	$491,681,210	$2,375,917	$2,843,355	$542,732
Service Class	10,549,423	3,265	23,481	108,229
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	10,794,022	387,308	156,190	25,603
Service Class	331,612	611	1,496	5,746
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$45.55	$6.13	$18.20	$21.20
Service Class	31.81	5.34	15.70	18.84

(a) Includes securities on loan valued at:	$2,497,534	$—	$—	$—

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

January 31, 2023 (unaudited) :: Statements of Assets and Liabilities :: 191

UltraShort International ProFund	UltraShort Japan ProFund	UltraShort Latin America ProFund	UltraShort Mid-Cap ProFund	UltraShort Nasdaq-100 ProFund	UltraShort Small-Cap ProFund

$2,348,000	$259,000	$767,000	$1,300,000	$20,426,000	$4,820,000
—	—	—	—	—	—
2,348,000	259,000	767,000	1,300,000	20,426,000	4,820,000
2,348,000	259,000	767,000	1,300,000	20,426,000	4,820,000
105	611	360	397	469	—
—	23,250	—	17,680	224,650	—
—	—	33	—	305	599
275	30	90	152	2,389	564
3,581	12,644	38,100	6,272	173,033	3,837,712
3,265	1,749	4,992	1,107	—	—
1,129	—	—	3,237	221,756	42,445
—	—	—	—	—	—
23,229	15,114	15,537	18,448	16,471	23,863
2,379,584	312,398	826,112	1,347,293	21,065,073	8,725,183

—	—	—	—	—	567
—	—	—	—	—	—
360,223	3,081	8,620	105,549	762,985	36,142
2,094	468	17,553	16,480	—	43,607
—	1,200	—	6,190	36,800	—
—	—	—	—	26,908	2,935
—	—	—	—	5,381	587
94	18	36	92	2,007	369
4	1	5	41	113	134
268	58	105	278	3,633	1,150
122	22	47	102	2,172	399
19	2	7	10	134	34
19	3	7	15	329	61
2,444	190	1,472	399	46,192	6,990
365,287	5,043	27,852	129,156	886,654	92,975
$2,014,297	$307,355	$798,260	$1,218,137	$20,178,419	$8,632,208

$20,344,577	$10,949,113	$17,954,794	$12,330,205	$98,508,599	$63,242,334
(18,330,280)	(10,641,758)	(17,156,534)	(11,112,068)	(78,330,180)	(54,610,126)
$2,014,297	$307,355	$798,260	$1,218,137	$20,178,419	$8,632,208

$2,009,435	$306,351	$793,212	$1,173,962	$20,058,810	$8,497,391
4,862	1,004	5,048	44,175	119,609	134,817

93,661	29,885	129,169	27,300	244,275	1,200,356
257	112	951	1,183	1,564	20,975

$21.45	$10.25	$6.14	$43.00	$82.12	$7.08
18.92	8.96	5.31	37.34	76.48	6.43
$—	$—	$—	$—	$—	$—

See accompanying notes to the financial statements.

192 :: Statements of Assets and Liabilities :: January 31, 2023 (unaudited)

	UltraSmall-Cap ProFund	U.S. Government Plus ProFund	Utilities UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$53,620,421	$11,736,000	$3,925,334
Securities, at value(a)	39,344,778	—	6,582,663
Repurchase agreements, at value	27,029,000	11,736,000	1,425,000
Total Investment Securities, at value	66,373,778	11,736,000	8,007,663
Cash	—	926	447
Segregated cash balances for futures contracts with brokers	340,360	—	—
Segregated cash balances for swap agreements with custodian	1,675	4	254
Dividends and interest receivable	12,169	1,373	2,631
Receivable for investments sold	104,331	—	—
Receivable for capital shares issued	759,505	203,583	57,058
Unrealized appreciation on swap agreements	1,117,851	87,954	—
Variation margin on futures contracts	153,765	—	—
Prepaid expenses	21,297	7,189	8,671
TOTAL ASSETS	68,884,731	12,037,029	8,076,724
LIABILITIES:
Cash overdraft	388	—	—
Payable for investments purchased	5,877	—	—
Payable for capital shares redeemed	8,874,944	7,149,011	80,690
Unrealized depreciation on swap agreements	—	—	13,097
Advisory fees payable	35,208	1,887	5,412
Management services fees payable	7,041	566	1,082
Administration fees payable	2,665	310	338
Distribution and services fees payable—Service Class	141	394	344
Transfer agency fees payable	5,953	890	1,189
Fund accounting fees payable	4,036	335	468
Compliance services fees payable	300	41	62
Service fees payable	437	51	67
Other accrued expenses	98,942	7,746	7,267
TOTAL LIABILITIES	9,035,932	7,161,231	110,016
NET ASSETS	$59,848,799	$4,875,798	$7,966,708
NET ASSETS CONSIST OF:
Capital	$82,162,446	$11,591,796	$12,226,031
Total distributable earnings (loss)	(22,313,647)	(6,715,998)	(4,259,323)
NET ASSETS	$59,848,799	$4,875,798	$7,966,708
NET ASSETS:
Investor Class	$59,309,313	$4,739,069	$7,575,146
Service Class	539,486	136,729	391,562
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	985,451	108,415	120,718
Service Class	11,233	3,506	6,744
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$60.18	$43.71	$62.75
Service Class	48.03	39.00	58.06

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

Consolidated Statements of Assets and Liabilities

194 :: Consolidated Statements of Assets and Liabilities :: January 31, 2023 (unaudited)

	Bitcoin Strategy ProFund	Short Bitcoin Strategy ProFund
ASSETS:
Total Investment Securities, at cost	$13,975,837	$199,658
Securities, at value(a)	13,974,951	199,642
Total Investment Securities, at value	13,974,951	199,642
Cash	21,273,598	231,395
Segregated cash balances for futures contracts with brokers	7,792,400	86,240
Receivable for capital shares issued	703,715	6,178
Due from Advisor under an expense limitation agreement	—	2,599
Other receivables from Advisor	2,294	—
Receivable from Administrator	1,211	1,140
Variation margin on futures contracts	542,329	—
Prepaid expenses	10,590	8,010
TOTAL ASSETS	44,301,088	535,204
LIABILITIES:
Reverse repurchase agreements, including accrued interest	13,976,364	199,662
Distributions payable	3,245	—
Futures commission merchant (FCM) fees payable	4,020	95
Payable for capital shares redeemed	44,406	2,196
Variation margin on futures contracts	—	5,964
Advisory fees payable	5,826	—
Management services fees payable	1,942	—
Administration fees payable	2,293	51
Transfer agency fees payable	1,955	192
Fund accounting fees payable	2,544	1,279
Compliance services fees payable	107	4
Service fees payable	195	4
Other accrued expenses	27,516	7,250
TOTAL LIABILITIES	14,070,413	216,697
NET ASSETS	$30,230,675	$318,507
NET ASSETS CONSIST OF:
Capital	$26,973,771	$468,872
Total distributable earnings (loss)	3,256,904	(150,365)
NET ASSETS	$30,230,675	$318,507
NET ASSETS:
Investor Class	$30,230,675	$318,507
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	2,229,052	18,470
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$13.56	$17.24

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

Statements of Operations

196 :: Statements of Operations :: For the Periods Indicated (unaudited)

	Access Flex Bear High Yield ProFund	Access Flex High Yield ProFund	Banks UltraSector ProFund	Bear ProFund
	Six Months Ended January 31, 2023	Six Months Ended January 31, 2023	Six Months Ended January 31, 2023	Six Months Ended January 31, 2023
INVESTMENT INCOME:
Dividends	$—	$—	$91,426	$—
Interest	31,072	354,161	31,070	390,143
Foreign tax withholding	—	—	—	—
Net income from securities lending	—	—	2	—
TOTAL INVESTMENT INCOME	31,072	354,161	122,498	390,143
EXPENSES:
Advisory fees	9,165	77,721	30,325	92,288
Management services fees	1,833	15,544	6,065	18,458
Administration fees	816	8,948	5,513	12,005
Distribution and services fees—Service Class	730	11,789	2,234	5,692
Transfer agency fees	763	9,175	3,774	6,669
Administrative services fees	2,345	28,025	9,589	22,414
Registration and filing fees	11,694	24,187	21,124	45,730
Custody fees	89	380	795	4,030
Fund accounting fees	673	7,945	3,164	6,471
Trustee fees	34	448	162	550
Compliance services fees	12	143	67	168
Service fees	92	1,120	459	864
Other fees	2,091	14,753	8,219	16,916
Total Gross Expenses before reductions	30,337	200,178	91,490	232,255
Expenses reduced and reimbursed by the Advisor	(7,855)	(3,930)	—	(1,654)
TOTAL NET EXPENSES	22,482	196,248	91,490	230,601
NET INVESTMENT INCOME (LOSS)	8,590	157,913	31,008	159,542
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	120,686	206,376	—
Net realized gains (losses) on futures contracts	93,118	7,334	—	(25,164)
Net realized gains (losses) on swap agreements	(11,366)	19,938	180,076	492,437
Change in net unrealized appreciation/depreciation on investment securities	—	36,705	47,584	—
Change in net unrealized appreciation/depreciation on futures contracts	(4,265)	21,394	—	66,226
Change in net unrealized appreciation/depreciation on swap agreements	(154,693)	1,109,267	112,784	271,108
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(77,206)	1,315,324	546,820	804,607
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(68,616)	$1,473,237	$577,828	$964,149

Amounts designated as " – " are $0 or have been rounded to $0.

*	As described in Note 11, effective March 17, 2023, this ProFund's name changed due to a change to its underlying benchmark index.

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 197

Biotechnology UltraSector ProFund	Bull ProFund	Communication Services UltraSector ProFund	Consumer Discretionary UltraSector ProFund*	Consumer Staples UltraSector ProFund*	Energy UltraSector ProFund*
Six Months Ended January 31, 2023	Six Months Ended January 31, 2023	Six Months Ended January 31, 2023	Six Months Ended January 31, 2023	Six Months Ended January 31, 2023	Six Months Ended January 31, 2023

$684,202	$230,850	$16,108	$120,384	$29,565	$803,417
391,487	188,641	14,581	88,333	15,545	207,865
—	(53)	—	—	—	—
177	—	5	6,563	477	62
1,075,866	419,438	30,694	215,280	45,587	1,011,344

451,275	144,133	14,281	105,905	14,459	201,772
90,255	28,827	2,856	21,181	2,892	40,355
65,968	22,211	2,493	16,508	2,341	27,943
17,015	34,935	662	2,401	827	12,258
37,594	21,210	1,612	9,140	1,604	19,373
127,642	27,067	4,462	30,676	3,339	48,312
19,487	32,448	16,329	19,213	18,816	17,818
7,977	2,963	559	2,967	405	4,295
37,193	13,494	1,431	9,501	1,522	15,486
1,935	914	76	484	68	783
749	254	28	191	29	296
5,525	1,720	209	1,386	198	2,265
85,295	26,630	4,471	21,541	4,078	36,712
947,910	356,806	49,469	241,094	50,578	427,668
—	—	(14,913)	—	(15,434)	—
947,910	356,806	34,556	241,094	35,144	427,668
127,956	62,632	(3,862)	(25,814)	10,443	583,676

(1,206,797)	1,082,938	(199,283)	1,035,794	87,257	(536,562)
—	(250,580)	—	—	—	—
3,969,954	(809,788)	(267,260)	(524,025)	(265,044)	5,026,541
6,267,672	(1,881,637)	1,429	(1,101,474)	(383,446)	4,662,916
—	1,876	—	—	—	—
(2,087,496)	(250,249)	28,711	(167,752)	(18,006)	(2,177,775)
6,943,333	(2,107,440)	(436,403)	(757,457)	(579,239)	6,975,120
$7,071,289	$(2,044,808)	$(440,265)	$(783,271)	$(568,796)	$7,558,796

See accompanying notes to the financial statements.

198 :: Statements of Operations :: For the Periods Indicated (unaudited)

	Europe 30 ProFund	Falling U.S. Dollar ProFund	Financials UltraSector ProFund	Health Care UltraSector ProFund
	Six Months Ended January 31, 2023	Six Months Ended January 31, 2023	Six Months Ended January 31, 2023	Six Months Ended January 31, 2023
INVESTMENT INCOME:
Dividends	$51,278	$—	$39,255	$101,015
Interest	891	26,656	18,788	67,518
Foreign tax withholding	(2,315)	—	—	—
Net income from securities lending	825	—	93	10
TOTAL INVESTMENT INCOME	50,679	26,656	58,136	168,543
EXPENSES:
Advisory fees	9,703	5,553	19,941	65,530
Management services fees	1,940	1,111	3,988	13,106
Administration fees	1,480	1,446	2,977	10,105
Distribution and services fees—Service Class	1,737	83	2,391	5,379
Transfer agency fees	1,137	934	2,449	6,920
Administrative services fees	1,473	3,050	4,273	17,350
Registration and filing fees	15,966	19,352	16,426	19,458
Custody fees	3,245	6,600	441	1,433
Fund accounting fees	832	818	2,085	5,973
Trustee fees	82	53	87	301
Compliance services fees	13	15	34	116
Service fees	107	119	249	855
Other fees	2,370	3,485	4,867	13,924
Total Gross Expenses before reductions	40,085	42,619	60,208	160,450
Expenses reduced and reimbursed by the Advisor	(15,321)	(29,356)	(8,984)	—
TOTAL NET EXPENSES	24,764	13,263	51,224	160,450
NET INVESTMENT INCOME (LOSS)	25,915	13,393	6,912	8,093
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(40,802)	—	58,606	682,343
Net realized gains (losses) on swap agreements	—	—	122,636	(139,667)
Net realized gains (losses) on forward currency contracts	—	88,677	—	—
Change in net unrealized appreciation/depreciation on investment securities	50,456	—	160,285	(584,975)
Change in net unrealized appreciation/depreciation on swap agreements	—	—	(27,030)	(279,735)
Change in net unrealized appreciation/depreciation on forward currency contracts	—	21,081	—	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	9,654	109,758	314,497	(322,034)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$35,569	$123,151	$321,409	$(313,941)

Amounts designated as " – " are $0 or have been rounded to $0.

*	As described in Note 11, effective March 17, 2023, this ProFund's name changed due to a change to its underlying benchmark index.

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 199

Industrials UltraSector ProFund	Internet UltraSector ProFund	Large-Cap Growth ProFund	Large-Cap Value ProFund	Materials UltraSector ProFund*	Mid-Cap Growth ProFund
Six Months Ended January 31, 2023	Six Months Ended January 31, 2023	Six Months Ended January 31, 2023	Six Months Ended January 31, 2023	Six Months Ended January 31, 2023	Six Months Ended January 31, 2023

$22,914	$70,974	$52,943	$124,813	$38,756	$21,557
14,434	251,995	224	221	17,966	118
(3)	—	(26)	(10)	—	—
56	—	—	2	96	735
37,401	322,969	53,141	125,026	56,818	22,410

14,049	261,276	36,067	42,311	18,423	13,723
2,810	52,255	7,213	8,462	3,685	2,745
2,357	41,202	5,473	5,361	3,209	1,963
1,391	15,651	6,226	10,969	2,519	2,469
1,874	23,873	3,982	4,619	2,719	1,565
3,616	72,193	8,037	8,805	3,658	2,851
16,858	21,277	17,060	19,293	16,119	15,706
564	7,108	941	1,592	479	1,331
1,715	23,089	3,504	3,707	1,819	1,556
70	1,224	242	207	97	74
27	484	65	62	35	21
196	3,473	421	417	262	153
4,158	57,356	7,466	7,117	4,863	2,726
49,685	580,461	96,697	112,922	57,887	46,883
(14,950)	—	—	—	(9,094)	(9,666)
34,735	580,461	96,697	112,922	48,793	37,217
2,666	(257,492)	(43,556)	12,104	8,025	(14,807)

(46,957)	1,501,186	2,230,844	1,416,421	164,754	(156,493)
147,893	(2,476,783)	—	—	410,892	—
—	—	—	—	—	—
123,478	(2,239,419)	(3,264,155)	(286,111)	267,918	104,002
(110,478)	(1,127,634)	—	—	(51,515)	—
—	—	—	—	—	—
113,936	(4,342,650)	(1,033,311)	1,130,310	792,049	(52,491)
$116,602	$(4,600,142)	$(1,076,867)	$1,142,414	$800,074	$(67,298)

See accompanying notes to the financial statements.

200 :: Statements of Operations :: For the Periods Indicated (unaudited)

	Mid-Cap ProFund	Mid-Cap Value ProFund	Nasdaq-100 ProFund	Oil & Gas Equipment & Services UltraSector ProFund*
	Six Months Ended January 31, 2023	Six Months Ended January 31, 2023	Six Months Ended January 31, 2023	Six Months Ended January 31, 2023
INVESTMENT INCOME:
Dividends	$35,650	$81,555	$148,823	$94,103
Interest	27,798	189	1,018,291	85,206
Foreign tax withholding	—	—	(248)	(25)
Net income from securities lending	946	444	7,359	—
TOTAL INVESTMENT INCOME	64,394	82,188	1,174,225	179,284
EXPENSES:
Advisory fees	23,376	27,561	332,015	77,554
Management services fees	4,675	5,512	71,146	15,511
Administration fees	4,605	4,040	56,774	11,067
Distribution and services fees—Service Class	8,323	3,392	32,582	21,135
Transfer agency fees	5,097	3,574	39,507	10,919
Administrative services fees	4,766	4,871	106,931	13,377
Registration and filing fees	12,827	12,789	25,418	18,483
Custody fees	693	1,099	7,737	4,288
Fund accounting fees	3,194	2,616	32,179	6,252
Trustee fees	169	177	2,180	309
Compliance services fees	52	46	642	124
Service fees	375	313	4,436	910
Audit fees	2,830	2,393	34,799	7,094
Other fees	2,735	2,625	47,697	8,393
Recoupment of prior expenses reduced by the Advisor	—	1,369	—	—
Total Gross Expenses before reductions	73,717	72,377	794,043	195,416
Expenses reduced and reimbursed by the Advisor	(9,916)	(3,574)	—	—
TOTAL NET EXPENSES	63,801	68,803	794,043	195,416
NET INVESTMENT INCOME (LOSS)	593	13,385	380,182	(16,132)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(607,725)	320,689	3,366,320	741,810
Net realized gains (losses) on futures contracts	—	—	(331,897)	—
Net realized gains (losses) on swap agreements	(396,048)	—	(7,961,733)	4,401,739
Net realized gains (losses) on forward currency contracts	—	—	—	—
Change in net unrealized appreciation/depreciation on investment securities	877,754	(511,535)	(6,839,139)	4,018,122
Change in net unrealized appreciation/depreciation on futures contracts	—	—	(132,989)	—
Change in net unrealized appreciation/depreciation on swap agreements	(2,106)	—	93,696	(226,161)
Change in net unrealized appreciation/depreciation on forward currency contracts	—	—	—	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(128,125)	(190,846)	(11,805,742)	8,935,510
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(127,532)	$(177,461)	$(11,425,560)	$8,919,378

Amounts designated as " – " are $0 or have been rounded to $0.

*	As described in Note 11, effective March 17, 2023, this ProFund's name changed due to a change to its underlying benchmark index.

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 201

Pharmaceuticals UltraSector ProFund	Precious Metals UltraSector ProFund	Real Estate UltraSector ProFund	Rising Rates Opportunity ProFund	Rising Rates Opportunity 10 ProFund	Rising U.S. Dollar ProFund
Six Months Ended January 31, 2023	Six Months Ended January 31, 2023	Six Months Ended January 31, 2023	Six Months Ended January 31, 2023	Six Months Ended January 31, 2023	Six Months Ended January 31, 2023

$33,094	$227,227	$48,242	$—	$—	$—
17,686	83,584	21,392	568,491	100,624	456,459
—	(25,063)	—	—	—	—
2,008	1,253	—	—	—	—
52,788	287,001	69,634	568,491	100,624	456,459

17,620	78,254	22,193	137,099	23,260	108,788
3,524	15,651	4,439	27,420	4,652	21,758
2,145	11,185	2,753	17,532	2,867	11,692
1,433	6,804	1,628	13,020	4,529	1,941
1,521	9,167	1,962	11,169	2,435	8,562
3,815	15,314	4,590	30,992	5,071	21,714
14,196	16,150	21,137	25,870	23,887	16,666
1,022	2,627	667	2,667	429	5,464
1,252	6,312	1,619	10,688	1,789	6,768
66	327	80	864	128	430
27	129	31	186	34	156
182	934	225	1,414	237	909
1,650	7,021	4,544	11,406	1,907	7,168
2,245	9,209	3,004	10,343	2,596	5,286
—	—	—	—	—	38,664
50,698	179,084	68,872	300,670	73,821	255,966
(7,447)	—	(1,769)	—	(14,087)	—
43,251	179,084	67,103	300,670	59,734	255,966
9,537	107,917	2,531	267,821	40,890	200,493

(135,811)	66,037	(68,935)	—	—	—
—	—	—	70,112	—	—
(306,019)	4,402,165	(313,224)	5,504,526	171,000	—
—	—	—	—	—	(1,582,543)
(132,023)	3,362,910	(313,304)	—	—	—
—	—	—	—	—	—
(10,149)	(1,118,523)	(144,669)	438,131	109,571	—
—	—	—	—	—	359,844
(584,002)	6,712,589	(840,132)	6,012,769	280,571	(1,222,699)
$(574,465)	$6,820,506	$(837,601)	$6,280,590	$321,461	$(1,022,206)

See accompanying notes to the financial statements.

202 :: Statements of Operations :: For the Periods Indicated (unaudited)

	Semiconductor UltraSector ProFund	Short Energy ProFund*	Short Nasdaq-100 ProFund	Short Precious Metals ProFund
	Six Months Ended January 31, 2023	Six Months Ended January 31, 2023	Six Months Ended January 31, 2023	Six Months Ended January 31, 2023
INVESTMENT INCOME:
Dividends	$335,588	$—	$—	$—
Interest	212,739	30,652	447,612	73,746
Foreign tax withholding	(1,597)	—	—	—
Net income from securities lending	804	—	—	—
TOTAL INVESTMENT INCOME	547,534	30,652	447,612	73,746
EXPENSES:
Advisory fees	206,313	6,889	106,219	16,690
Management services fees	41,263	1,378	21,244	3,338
Administration fees	31,777	874	15,567	2,256
Distribution and services fees—Service Class	14,667	115	2,267	180
Transfer agency fees	19,532	666	6,873	1,444
Administrative services fees	56,759	1,566	31,604	5,359
Registration and filing fees	18,707	16,846	27,361	18,738
Custody fees	6,094	191	5,614	418
Fund accounting fees	17,648	547	8,762	1,393
Trustee fees	966	30	798	74
Compliance services fees	368	12	157	28
Service fees	2,668	81	1,169	205
Other fees	41,145	2,039	19,018	3,959
Recoupment of prior expenses reduced by the Advisor	—	—	8,000	—
Total Gross Expenses before reductions	457,907	31,234	254,653	54,082
Expenses reduced and reimbursed by the Advisor	—	(14,769)	(292)	(14,290)
TOTAL NET EXPENSES	457,907	16,465	254,361	39,792
NET INVESTMENT INCOME (LOSS)	89,627	14,187	193,251	33,954
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	3,734,674	—	—	—
Net realized gains (losses) on futures contracts	—	—	(209,782)	—
Net realized gains (losses) on swap agreements	(541,520)	(411,746)	(1,696,039)	(1,518,729)
Change in net unrealized appreciation/depreciation on investment securities	(6,464,803)	—	—	—
Change in net unrealized appreciation/depreciation on futures contracts	—	—	126,652	—
Change in net unrealized appreciation/depreciation on swap agreements	(2,244,452)	211,085	2,113,273	233,674
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(5,516,101)	(200,661)	334,104	(1,285,055)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,426,474)	$(186,474)	$527,355	$(1,251,101)

Amounts designated as " – " are $0 or have been rounded to $0.

*	As described in Note 11, effective March 17, 2023, this ProFund's name changed due to a change to its underlying benchmark index.

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 203

Short Real Estate ProFund	Short Small-Cap ProFund	Small-Cap Growth ProFund	Small-Cap ProFund	Small-Cap Value ProFund	Technology UltraSector ProFund
Six Months Ended January 31, 2023	Six Months Ended January 31, 2023	Six Months Ended January 31, 2023	Six Months Ended January 31, 2023	Six Months Ended January 31, 2023	Six Months Ended January 31, 2023

$—	$—	$34,680	$17,929	$92,970	$137,125
31,970	69,145	64	27,402	239	140,324
—	—	(1)	(11)	(2)	(210)
—	—	32	627	579	642
31,970	69,145	34,775	45,947	93,786	277,881

7,225	14,221	18,676	14,146	33,155	150,245
1,445	2,844	3,735	2,829	6,631	30,049
742	1,368	2,533	1,859	5,597	23,911
194	444	3,284	1,543	3,708	18,741
586	1,009	1,946	1,879	4,604	16,075
1,234	2,759	3,449	2,032	6,566	37,888
14,091	18,004	14,634	17,159	17,624	21,271
70	280	1,265	307	1,229	4,705
476	929	2,033	4,669	3,905	13,632
22	47	102	76	243	695
10	38	27	23	68	283
70	122	194	144	412	2,007
1,808	4,457	3,329	4,529	7,451	32,632
—	—	—	—	—	—
27,973	46,522	55,207	51,195	91,193	352,134
(10,632)	(12,326)	(4,569)	(16,078)	—	—
17,341	34,196	50,638	35,117	91,193	352,134
14,629	34,949	(15,863)	10,830	2,593	(74,253)

—	—	604,681	(16,267)	802,977	2,974,267
—	(2,661)	—	—	—	—
(69,333)	112,337	—	(299,105)	—	(2,032,659)
—	—	(675,141)	118,005	(724,743)	(6,153,760)
—	9,306	—	—	—	—
54,492	6,044	—	(5,705)	—	(1,733,869)
(14,841)	125,026	(70,460)	(203,072)	78,234	(6,946,021)
$(212)	$159,975	$(86,323)	$(192,242)	$80,827	$(7,020,274)

See accompanying notes to the financial statements.

204 :: Statements of Operations :: For the Periods Indicated (unaudited)

	Telecommunications UltraSector ProFund+	UltraBear ProFund	UltraBull ProFund	UltraChina ProFund
	Six Months Ended January 31, 2023	Six Months Ended January 31, 2023	Six Months Ended January 31, 2023	Six Months Ended January 31, 2023
INVESTMENT INCOME:
Dividends	$8,505	$—	$624,693	$8,778
Interest	2,946	232,123	416,095	51,968
Foreign tax withholding	—	—	(140)	7,164
Net income from securities lending	—	—	—	3,907
TOTAL INVESTMENT INCOME	11,451	232,123	1,040,648	71,817
EXPENSES:
Advisory fees	2,529	50,766	369,817	67,452
Management services fees	506	10,153	73,964	13,491
Administration fees	533	7,251	56,966	11,594
Distribution and services fees—Service Class	124	270	9,578	5,217
Transfer agency fees	470	4,664	35,075	7,423
Administrative services fees	727	11,808	91,286	19,575
Registration and filing fees	29,042	25,902	30,331	17,332
Custody fees	964	2,425	6,986	9,186
Fund accounting fees	403	4,075	32,735	6,507
Trustee fees	9	292	2,230	476
Compliance services fees	6	81	638	128
Service fees	44	559	4,461	935
Other fees	8,635	9,236	67,615	15,437
Total Gross Expenses before reductions	43,992	127,482	781,682	174,753
Expenses reduced and reimbursed by the Advisor	(37,867)	(6,727)	—	(1,615)
TOTAL NET EXPENSES	6,125	120,755	781,682	173,138
NET INVESTMENT INCOME (LOSS)	5,326	111,368	258,966	(101,321)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	122,643	—	(2,450,747)	(1,903,243)
Net realized gains (losses) on futures contracts	—	(8,388)	118,521	—
Net realized gains (losses) on swap agreements	(6,453)	(922,072)	(3,297,132)	3,663,242
Change in net unrealized appreciation/depreciation on investment securities	(158,022)	—	904,958	4,416,053
Change in net unrealized appreciation/depreciation on futures contracts	—	22,076	133,474	—
Change in net unrealized appreciation/depreciation on swap agreements	(20,933)	538,460	(3,309,074)	(860,904)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(62,765)	(369,924)	(7,900,000)	5,315,148
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(57,439)	$(258,556)	$(7,641,034)	$5,213,827

Amounts designated as " – " are $0 or have been rounded to $0.

+  As described in Note 11, the Telecommunications UltraSector ProFund liquidated on February 7, 2023.

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 205

UltraDow 30 ProFund	UltraEmerging Markets ProFund	UltraInternational ProFund	UltraJapan ProFund	UltraLatin America ProFund	UltraMid-Cap ProFund
Six Months Ended January 31, 2023	Six Months Ended January 31, 2023	Six Months Ended January 31, 2023	Six Months Ended January 31, 2023	Six Months Ended January 31, 2023	Six Months Ended January 31, 2023
$256,791	$146,481	$—	$—	$582,862	$258,864
118,208	18,891	54,373	182,576	21,056	171,614
—	(11,297)	—	—	(11,301)	—
—	2,502	—	—	14,428	8,110
374,999	156,577	54,373	182,576	607,045	438,588

118,043	28,373	11,758	56,012	36,769	156,313
23,609	5,675	2,352	9,335	7,354	31,263
17,725	4,462	2,033	6,879	5,371	23,861
3,902	561	362	696	769	4,060
12,095	2,848	1,690	6,590	6,298	13,152
29,035	8,175	3,851	7,752	4,079	44,080
19,314	15,998	13,413	19,797	15,906	19,870
1,875	2,719	296	745	6,675	4,110
9,945	2,617	1,264	3,857	3,055	14,080
698	173	80	280	231	917
196	51	24	76	61	268
1,366	363	185	534	417	1,873
26,468	6,448	2,911	8,044	8,520	27,944
264,271	78,463	40,219	120,597	95,505	341,791
—	(7,516)	(11,951)	(9,121)	—	—
264,271	70,947	28,268	111,476	95,505	341,791
110,728	85,630	26,105	71,100	511,540	96,797

(613,530)	(193,395)	—	—	(182,038)	482,390
167,789	—	—	(17,237)	—	(93,205)
1,447,969	1,423,662	931,590	7,666	1,546,458	1,897,904
1,305,086	1,027,098	—	—	736,538	1,210,286
69,903	—	—	(403,823)	—	341,257
(655,929)	(236,261)	(109,343)	719	(117,591)	(926,495)
1,721,288	2,021,104	822,247	(412,675)	1,983,367	2,912,137
$1,832,016	$2,106,734	$848,352	$(341,575)	$2,494,907	$3,008,934

See accompanying notes to the financial statements.

206 :: Statements of Operations :: For the Periods Indicated (unaudited)

	UltraNasdaq-100 ProFund	UltraShort China ProFund	UltraShort Dow 30 ProFund	UltraShort Emerging Markets ProFund
	Six Months Ended January 31, 2023	Six Months Ended January 31, 2023	Six Months Ended January 31, 2023	Six Months Ended January 31, 2023
INVESTMENT INCOME:
Dividends	$1,726,637	$—	$—	$—
Interest	2,502,880	43,560	53,825	23,798
Foreign tax withholding	(2,446)	—	—	—
Net income from securities lending	78,500	—	—	—
TOTAL INVESTMENT INCOME	4,305,571	43,560	53,825	23,798
EXPENSES:
Advisory fees	1,976,287	8,071	11,919	5,285
Management services fees	395,259	1,614	2,384	1,057
Administration fees	309,798	1,109	1,526	979
Distribution and services fees—Service Class	55,058	37	517	344
Transfer agency fees	201,309	963	951	866
Administrative services fees	542,573	1,705	2,764	1,622
Registration and filing fees	59,230	21,071	15,724	8,711
Custody fees	61,351	745	905	255
Fund accounting fees	172,838	688	864	616
Trustee fees	12,548	48	59	39
Compliance services fees	3,590	14	18	12
Service fees	23,884	96	119	81
Nasdaq trading symbol fees	800	800	800	800
Other fees	452,789	2,145	2,174	2,176
Total Gross Expenses before reductions	4,267,314	39,106	40,724	22,843
Expenses reduced and reimbursed by the Advisor	—	(19,915)	(11,918)	(9,955)
TOTAL NET EXPENSES	4,267,314	19,191	28,806	12,888
NET INVESTMENT INCOME (LOSS)	38,257	24,369	25,019	10,910
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	18,982,280	—	—	—
Net realized gains (losses) on futures contracts	(3,237,459)	—	—	—
Net realized gains (losses) on swap agreements	(70,624,350)	(1,696,094)	(564,858)	(392,120)
Change in net unrealized appreciation/depreciation on investment securities	(59,044,656)	—	—	—
Change in net unrealized appreciation/depreciation on futures contracts	3,186,772	—	—	—
Change in net unrealized appreciation/depreciation on swap agreements	(21,577,883)	66,163	94,146	14,403
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(132,315,296)	(1,629,931)	(470,712)	(377,717)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(132,277,039)	$(1,605,562)	$(445,693)	$(366,807)

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated (unaudited) :: Statements of Operations :: 207

UltraShort International ProFund	UltraShort Japan ProFund	UltraShort Latin America ProFund	UltraShort Mid-Cap ProFund	UltraShort Nasdaq-100 ProFund	UltraShort Small-Cap ProFund
Six Months Ended January 31, 2023	Six Months Ended January 31, 2023	Six Months Ended January 31, 2023	Six Months Ended January 31, 2023	Six Months Ended January 31, 2023	Six Months Ended January 31, 2023
$—	$—	$—	$—	$—	$—
61,802	5,598	23,801	29,960	616,259	110,595
—	—	—	—	—	—
—	—	—	—	—	—
61,802	5,598	23,801	29,960	616,259	110,595

13,648	1,708	5,353	6,493	129,466	23,669
2,729	285	1,071	1,299	25,893	4,734
1,639	250	745	853	18,245	3,686
38	265	141	270	899	899
1,020	220	518	612	9,039	3,391
3,575	372	1,443	1,527	34,570	4,792
10,900	18,680	14,441	15,240	27,505	18,674
1,197	27	791	338	7,134	1,602
1,053	155	475	495	9,864	2,090
63	9	30	31	881	141
20	3	9	10	167	41
141	20	64	68	1,358	297
800	800	800	800	800	800
1,992	716	1,294	1,029	20,188	6,581
38,815	23,510	27,175	29,065	286,009	71,397
(6,387)	(19,868)	(14,328)	(13,385)	—	(14,323)
32,428	3,642	12,847	15,680	286,009	57,074
29,374	1,956	10,954	14,280	330,250	53,521

—	—	—	—	—	—
—	(10,235)	—	9,292	47,568	—
(1,284,873)	5,692	(683,713)	(184,222)	(20,223,354)	(474,104)
—	—	—	—	—	—
—	(12,932)	—	(21,854)	79,721	—
106,288	(888)	76,653	63,457	6,113,082	179,034
(1,178,585)	(18,363)	(607,060)	(133,327)	(13,982,983)	(295,070)
$(1,149,211)	$(16,407)	$(596,106)	$(119,047)	$(13,652,733)	$(241,549)

See accompanying notes to the financial statements.

208 :: Statements of Operations :: For the Periods Indicated (unaudited)

	UltraSmall-Cap ProFund	U.S. Government Plus ProFund	Utilities UltraSector ProFund
	Six Months Ended January 31, 2023	Six Months Ended January 31, 2023	Six Months Ended January 31, 2023
INVESTMENT INCOME:
Dividends	$345,532	$—	$134,952
Interest	258,249	121,117	38,329
Foreign tax withholding	(316)	—	—
TOTAL INVESTMENT INCOME	603,465	121,117	173,281
EXPENSES:
Advisory fees	214,041	18,767	41,481
Management services fees	42,808	5,630	8,296
Administration fees	34,932	3,855	5,623
Distribution and services fees—Service Class	892	2,795	4,484
Transfer agency fees	18,714	2,657	4,182
Administrative services fees	67,235	7,205	8,773
Registration and filing fees	22,481	26,935	17,456
Custody fees	3,947	888	1,050
Fund accounting fees	23,376	2,187	3,200
Trustee fees	1,364	154	148
Licensing fees	28,038	—	756
Compliance services fees	400	52	63
Service fees	2,722	295	472
Other fees	37,521	5,183	7,200
Total Gross Expenses before reductions	498,471	76,603	103,184
Expenses reduced and reimbursed by the Advisor	—	(2,756)	—
TOTAL NET EXPENSES	498,471	73,847	103,184
NET INVESTMENT INCOME (LOSS)	104,994	47,270	70,097
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(4,305,159)	—	(326,802)
Net realized gains (losses) on futures contracts	(585,054)	(5,014)	—
Net realized gains (losses) on swap agreements	495,609	(1,680,591)	(290,602)
Change in net unrealized appreciation/depreciation on investment securities	4,471,351	—	(513,560)
Change in net unrealized appreciation/depreciation on futures contracts	561,931	—	—
Change in net unrealized appreciation/depreciation on swap agreements	(70,193)	(75,675)	(475,164)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	568,485	(1,761,280)	(1,606,128)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$673,479	$(1,714,010)	$(1,536,031)

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

Consolidated Statements of Operations

210 :: Consolidated Statements of Operations :: For the Periods Indicated (unaudited)

	Bitcoin Strategy ProFund	Short Bitcoin Strategy ProFund
	Six Months Ended January 31, 2023	Six Months Ended January 31, 2023
INVESTMENT INCOME:
Interest	$167,680	$3,147
TOTAL INVESTMENT INCOME	167,680	3,147
EXPENSES:
Advisory fees	49,000	1,351
Management services fees	16,333	450
Administration fees	8,704	223
Transfer agency fees	7,023	516
Administrative services fees	25,781	—
Legal fees	2,906	2,848
Registration and filing fees	15,779	21,174
Custody fees	1,705	45
Fund accounting fees	13,991	7,935
Trustee fees	444	8
Compliance services fees	154	4
Service fees	1,127	23
Interest expense	4,854	83
Futures commission merchant (FCM) fees	27,807	762
Other fees	10,275	2,494
Total Gross Expenses before reductions	185,883	37,916
Expenses reduced and reimbursed by the Advisor	(50,182)	(33,803)
Fees paid indirectly	(1,705)	(45)
TOTAL NET EXPENSES	133,996	4,068
NET INVESTMENT INCOME (LOSS)	33,684	(921)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(3,145)	(45)
Net realized gains (losses) on futures contracts	101,888	(110,713)
Change in net unrealized appreciation/depreciation on investment securities	2,240	67
Change in net unrealized appreciation/depreciation on futures contracts	509,054	1,337
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	610,037	(109,354)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$643,721	$(110,275)

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

Statements of Changes in Net Assets

212 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Access Flex Bear High Yield ProFund		Access Flex High Yield ProFund
	Six Months Ended January 31, 2023 (unaudited)	Year Ended July 31, 2022	Six Months Ended January 31, 2023 (unaudited)	Year Ended July 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$8,590	$(13,339)	$157,913	$(122,716)
Net realized gains (losses) on investments	81,752	14,059	147,958	(1,082,293)
Change in net unrealized appreciation/depreciation on investments	(158,958)	(9,285)	1,167,366	(88,882)
Change in net assets resulting from operations	(68,616)	(8,565)	1,473,237	(1,293,891)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	—	(728,852)	(51,036)
Service Class	—	—	(49,746)	(5,949)
Change in net assets resulting from distributions	—	—	(778,598)	(56,985)
Change in net assets resulting from capital transactions	(69,837)	1,770,056	13,862,241	(2,350,270)
Change in net assets	(138,453)	1,761,491	14,556,880	(3,701,146)
NET ASSETS:
Beginning of period	2,217,258	455,767	13,078,451	16,779,597
End of period	$2,078,805	$2,217,258	$27,635,331	$13,078,451
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$4,816,518	$9,873,185	$55,984,180	$38,658,725
Distributions reinvested	—	—	728,088	50,961
Value of shares redeemed	(4,899,595)	(8,120,862)	(41,707,213)	(41,161,096)
Service Class
Proceeds from shares issued	358,856	23,923	396,606	3,429,882
Distributions reinvested	—	—	49,746	5,949
Value of shares redeemed	(345,616)	(6,190)	(1,589,166)	(3,334,691)
Change in net assets resulting from capital transactions	$(69,837)	$1,770,056	$13,862,241	$(2,350,270)
SHARE TRANSACTIONS:
Investor Class
Issued	147,060	310,558	1,938,906	1,255,799
Reinvested	—	—	25,434	1,560
Redeemed	(149,190)	(256,371)	(1,431,986)	(1,331,389)
Service Class
Issued	12,614	847	13,751	113,433
Reinvested	—	—	1,755	184
Redeemed	(12,980)	(236)	(56,745)	(110,832)
Change in shares	(2,496)	54,798	491,115	(71,245)

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 213

Banks UltraSector ProFund		Bear ProFund		Biotechnology UltraSector ProFund
Six Months Ended January 31, 2023 (unaudited)	Year Ended July 31, 2022	Six Months Ended January 31, 2023 (unaudited)	Year Ended July 31, 2022	Six Months Ended January 31, 2023 (unaudited)	Year Ended July 31, 2022
$31,008	$16,529	$159,542	$(237,455)	$127,956	$(570,798)
386,452	(2,688,803)	467,273	1,653,221	2,763,157	(327,155)
160,368	(950,510)	337,334	(356,882)	4,180,176	(35,768,530)
577,828	(3,622,784)	964,149	1,058,884	7,071,289	(36,666,483)

(20,726)	—	—	—	—	(24,461,852)
—	—	—	—	—	(1,060,495)
(20,726)	—	—	—	—	(25,522,347)
(407,540)	(111,716,922)	(1,144,549)	1,042,300	(8,682,047)	12,077,394
149,562	(115,339,706)	(180,400)	2,101,184	(1,610,758)	(50,111,436)

8,240,065	123,579,771	12,689,504	10,588,320	123,525,806	173,637,242
$8,389,627	$8,240,065	$12,509,104	$12,689,504	$121,915,048	$123,525,806

$15,123,671	$90,492,770	$130,274,758	$243,238,270	$16,267,725	$53,884,310
20,323	—	—	—	—	24,133,912
(15,494,214)	(201,794,284)	(131,983,317)	(242,047,163)	(24,261,613)	(66,434,842)

864,997	6,034,216	4,357,195	3,022,768	2,891,229	2,799,362
—	—	—	—	—	1,056,031
(922,317)	(6,449,624)	(3,793,185)	(3,171,575)	(3,579,388)	(3,361,379)
$(407,540)	$(111,716,922)	$(1,144,549)	$1,042,300	$(8,682,047)	$12,077,394

337,393	1,443,393	7,801,384	15,147,720	277,549	754,662
468	—	—	—	—	353,610
(346,789)	(3,433,925)	(7,849,888)	(15,002,406)	(425,178)	(970,865)

20,271	103,802	284,815	196,459	75,195	60,517
—	—	—	—	—	23,062
(22,701)	(110,605)	(246,488)	(211,558)	(94,844)	(71,475)
(11,358)	(1,997,335)	(10,177)	130,215	(167,278)	149,511

See accompanying notes to the financial statements.

214 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Bull ProFund		Communication Services UltraSector ProFund
	Six Months Ended January 31, 2023 (unaudited)	Year Ended July 31, 2022	Six Months Ended January 31, 2023 (unaudited)	Year Ended July 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$62,632	$(321,043)	$(3,862)	$(85,064)
Net realized gains (losses) on investments	22,570	9,484,385	(466,543)	(2,271,704)
Change in net unrealized appreciation/depreciation on investments	(2,130,010)	(13,081,695)	30,140	(2,139,970)
Change in net assets resulting from operations	(2,044,808)	(3,918,353)	(440,265)	(4,496,738)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(324,756)	(4,111,749)	—	(66,813	)(a)
Service Class	(45,933)	(640,420)	—	(2,126	)(a)
Change in net assets resulting from distributions	(370,689)	(4,752,169)	—	(68,939)
Change in net assets resulting from capital transactions	(5,619,658)	(10,704,995)	(189,576)	(2,237,673)
Change in net assets	(8,035,155)	(19,375,517)	(629,841)	(6,803,350)
NET ASSETS:
Beginning of period	43,836,704	63,212,221	4,728,891	11,532,241
End of period	$35,801,549	$43,836,704	$4,099,050	$4,728,891
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$191,707,980	$435,706,892	$7,429,095	$21,709,308
Distributions reinvested	313,091	4,061,168	—	66,334
Value of shares redeemed	(192,014,258)	(455,252,220)	(7,632,874)	(24,021,105)
Service Class
Proceeds from shares issued	66,684,620	139,151,281	2,141,216	1,228,263
Distributions reinvested	45,913	640,163	—	2,126
Value of shares redeemed	(72,357,004)	(135,012,279)	(2,127,013)	(1,222,599)
Change in net assets resulting from capital transactions	$(5,619,658)	$(10,704,995)	$(189,576)	$(2,237,673)
SHARE TRANSACTIONS:
Investor Class
Issued	3,828,013	7,578,805	88,399	163,020
Reinvested	6,470	69,694	—	433
Redeemed	(3,851,063)	(7,926,897)	(92,379)	(179,505)
Service Class
Issued	1,713,322	3,135,445	33,154	11,379
Reinvested	1,229	13,954	—	17
Redeemed	(1,866,169)	(3,033,398)	(33,021)	(11,449)
Change in shares	(168,198)	(162,397)	(3,847)	(16,105)

Amounts designated as " – " are $0 or have been rounded to $0.

(a)	Subsequent to the issuance of the July 31, 2022 financial statements, $6,916 and $220 of the amounts distributed for Investor class and Service class, respectively, were determined to be a return of capital.
*	As described in Note 11, effective March 17, 2023, this ProFund's name changed due to a change to its underlying benchmark index.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 215

Consumer Discretionary UltraSector ProFund*		Consumer Staples UltraSector ProFund*		Energy UltraSector ProFund*
Six Months Ended January 31, 2023 (unaudited)	Year Ended July 31, 2022	Six Months Ended January 31, 2023 (unaudited)	Year Ended July 31, 2022	Six Months Ended January 31, 2023 (unaudited)	Year Ended July 31, 2022
$(25,814)	$(426,382)	$10,443	$(41,128)	$583,676	$577,339
511,769	(4,545,460)	(177,787)	(526,457)	4,489,979	7,460,614
(1,269,226)	(12,029,542)	(401,452)	(640,065)	2,485,141	13,388,753
(783,271)	(17,001,384)	(568,796)	(1,207,650)	7,558,796	21,426,706

—	(5,338,495)	—	(450,168)	(1,360,935)	(414,015)
—	(112,301)	—	(53,182)	(44,061)	(13,283)
—	(5,450,796)	—	(503,350)	(1,404,996)	(427,298)
(1,713,217)	(24,303,568)	238,347	526,052	3,697,030	(7,108,958)
(2,496,488)	(46,755,748)	(330,449)	(1,184,948)	9,850,830	13,890,450

31,125,046	77,880,794	4,206,132	5,391,080	45,038,660	31,148,210
$28,628,558	$31,125,046	$3,875,683	$4,206,132	$54,889,490	$45,038,660

$7,010,468	$31,412,863	$12,533,416	$32,107,879	$177,724,745	$188,690,403
—	5,261,674	—	448,589	1,279,436	386,402
(8,624,574)	(60,440,624)	(12,235,519)	(31,947,299)	(175,076,732)	(195,583,169)

812,541	990,175	599,765	2,058,523	5,185,911	13,136,042
—	112,301	—	53,182	43,879	13,258
(911,652)	(1,639,957)	(659,315)	(2,194,822)	(5,460,209)	(13,751,894)
$(1,713,217)	$(24,303,568)	$238,347	$526,052	$3,697,030	$(7,108,958)

160,938	466,553	173,134	344,112	3,961,662	6,281,182
—	77,298	—	4,541	29,985	16,727
(200,766)	(926,679)	(168,495)	(354,919)	(3,942,967)	(6,718,207)

24,725	25,943	9,153	25,145	149,722	479,881
—	2,014	—	611	1,217	671
(27,158)	(37,670)	(10,087)	(27,848)	(156,360)	(494,893)
(42,261)	(392,541)	3,705	(8,358)	43,259	(434,639)

See accompanying notes to the financial statements.

216 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Europe 30 ProFund		Falling U.S. Dollar ProFund
	Six Months Ended January 31, 2023 (unaudited)	Year Ended July 31, 2022	Six Months Ended January 31, 2023 (unaudited)	Year Ended July 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$25,915	$63,503	$13,393	$(16,196)
Net realized gains (losses) on investments	(40,802)	(511,767)	88,677	(159,080)
Change in net unrealized appreciation/depreciation on investments	50,456	(428,748)	21,081	2,570
Change in net assets resulting from operations	35,569	(877,012)	123,151	(172,706)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(39,561)	(31,302)	—	—
Service Class	(8,775)	(1,712)	—	—
Change in net assets resulting from distributions	(48,336)	(33,014)	—	—
Change in net assets resulting from capital transactions	(2,099,251)	2,234,976	2,214,505	(316,417)
Change in net assets	(2,112,018)	1,324,950	2,337,656	(489,123)
NET ASSETS:
Beginning of period	4,726,911	3,401,961	753,105	1,242,228
End of period	$2,614,893	$4,726,911	$3,090,761	$753,105
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$7,962,109	$37,081,631	$7,679,165	$4,681,183
Distributions reinvested	39,466	28,658	—	—
Value of shares redeemed	(10,559,572)	(34,942,952)	(5,486,058)	(4,998,579)
Service Class
Proceeds from shares issued	2,616,357	2,814,803	514,314	2,522
Distributions reinvested	8,775	1,712	—	—
Value of shares redeemed	(2,166,386)	(2,748,876)	(492,916)	(1,543)
Change in net assets resulting from capital transactions	$(2,099,251)	$2,234,976	$2,214,505	$(316,417)
SHARE TRANSACTIONS:
Investor Class
Issued	618,764	2,656,136	566,706	310,415
Reinvested	3,064	2,086	—	—
Redeemed	(828,583)	(2,536,774)	(406,394)	(332,502)
Service Class
Issued	188,892	184,965	42,462	185
Reinvested	629	114	—	—
Redeemed	(157,443)	(185,719)	(40,744)	(108)
Change in shares	(174,677)	120,808	162,030	(22,010)

Amounts designated as " – " are $0 or have been rounded to $0.

(a)	Subsequent to the issuance of the July 31, 2022 financial statements, $1,067 and $73 of the amounts distributed for Investor class and Service class, respectively, were determined to be a return of capital.
(b)	Subsequent to the issuance of the July 31, 2022 financial statements, $37 and $2 of the amounts distributed for Investor class and Service class were determined to be a return of capital.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 217

Financials UltraSector ProFund			Health Care UltraSector ProFund		Industrials UltraSector ProFund
Six Months Ended January 31, 2023 (unaudited)	Year Ended July 31, 2022		Six Months Ended January 31, 2023 (unaudited)	Year Ended July 31, 2022	Six Months Ended January 31, 2023 (unaudited)	Year Ended July 31, 2022
$6,912	$(56,960)		$8,093	$(129,889)	$2,666	$(79,723)
181,242	17,388		542,676	(2,466,867)	100,936	263,254
133,255	(985,520)		(864,710)	(760,078)	13,000	(2,046,399)
321,409	(1,025,092)		(313,941)	(3,356,834)	116,602	(1,862,868)

—	(822,915	)(a)	—	—	—	(417,972	)(b)
—	(56,266	)(a)	—	—	—	(21,331	)(b)
—	(879,181)		—	—	—	(439,303)
(508,995)	(4,524,367)		117,025	(20,903,675)	279,877	(13,834,107)
(187,586)	(6,428,640)		(196,916)	(24,260,509)	396,479	(16,136,278)

5,746,238	12,174,878		17,705,958	41,966,467	3,629,799	19,766,077
$5,558,652	$5,746,238		$17,509,042	$17,705,958	$4,026,278	$3,629,799

$7,797,104	$67,906,088		$23,737,503	$70,899,826	$5,895,208	$27,401,808
—	802,425		—	—	—	416,218
(8,225,267)	(73,248,031)		(23,619,700)	(91,747,574)	(5,617,489)	(41,632,290)

1,071,809	2,702,416		2,193,061	2,583,207	570,557	800,751
—	56,266		—	—	—	21,331
(1,152,641)	(2,743,531)		(2,193,839)	(2,639,134)	(568,399)	(841,925)
$(508,995)	$(4,524,367)		$117,025	$(20,903,675)	$279,877	$(13,834,107)

300,120	2,008,437		241,357	670,839	129,879	469,698
—	24,554		—	—	—	7,223
(317,343)	(2,188,184)		(242,290)	(888,623)	(124,132)	(722,499)

52,066	99,887		28,125	31,502	15,144	16,174
—	2,082		—	—	—	437
(55,863)	(102,110)		(28,254)	(32,198)	(15,077)	(17,338)
(21,020)	(155,334)		(1,062)	(218,480)	5,814	(246,305)

See accompanying notes to the financial statements.

218 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Internet UltraSector ProFund		Large-Cap Growth ProFund
	Six Months Ended January 31, 2023 (unaudited)	Year Ended July 31, 2022	Six Months Ended January 31, 2023 (unaudited)	Year Ended July 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(257,492)	$(2,112,005)	$(43,556)	$(217,818)
Net realized gains (losses) on investments	(975,597)	(45,100,341)	2,230,844	853,623
Change in net unrealized appreciation/depreciation on investments	(3,367,053)	(74,447,572)	(3,264,155)	(4,926,044)
Change in net assets resulting from operations	(4,600,142)	(121,659,918)	(1,076,867)	(4,290,239)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	(28,829,556)	(151,026)	(278,284)
Service Class	—	(1,913,919)	(31,903)	(28,411)
Change in net assets resulting from distributions	—	(30,743,475)	(182,929)	(306,695)
Change in net assets resulting from capital transactions	(5,053,244)	(6,097,823)	(1,557,766)	(15,996,675)
Change in net assets	(9,653,386)	(158,501,216)	(2,817,562)	(20,593,609)
NET ASSETS:
Beginning of period	80,404,449	238,905,665	12,282,160	32,875,769
End of period	$70,751,063	$80,404,449	$9,464,598	$12,282,160
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$23,873,059	$47,008,528	$5,634,083	$215,459,913
Distributions reinvested	—	27,942,720	150,495	277,750
Value of shares redeemed	(28,603,992)	(78,094,789)	(7,581,411)	(231,726,840)
Service Class
Proceeds from shares issued	1,635,754	3,434,689	319,339	977,922
Distributions reinvested	—	1,913,919	31,903	28,411
Value of shares redeemed	(1,958,065)	(8,302,890)	(112,175)	(1,013,831)
Change in net assets resulting from capital transactions	$(5,053,244)	$(6,097,823)	$(1,557,766)	$(15,996,675)
SHARE TRANSACTIONS:
Investor Class
Issued	934,637	1,033,179	46,676	1,496,142
Reinvested	—	458,905	1,381	1,741
Redeemed	(1,140,609)	(1,624,493)	(62,600)	(1,627,412)
Service Class
Issued	99,489	129,277	3,618	8,190
Reinvested	—	47,896	370	222
Redeemed	(119,950)	(232,375)	(1,248)	(8,872)
Change in shares	(226,433)	(187,611)	(11,803)	(129,989)

Amounts designated as " – " are $0 or have been rounded to $0.

*	As described in Note 11, effective March 17, 2023, this ProFund's name changed due to a change to its underlying benchmark index.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 219

Large-Cap Value ProFund		Materials UltraSector ProFund*		Mid-Cap Growth ProFund
Six Months Ended January 31, 2023 (unaudited)	Year Ended July 31, 2022	Six Months Ended January 31, 2023 (unaudited)	Year Ended July 31, 2022	Six Months Ended January 31, 2023 (unaudited)	Year Ended July 31, 2022
$12,104	$46,787	$8,025	$(28,724)	$(14,807)	$(52,714)
1,416,421	(1,499,883)	575,646	(1,565,178)	(156,493)	761,142
(286,111)	161,787	216,403	(669,324)	104,002	(1,262,045)
1,142,414	(1,291,309)	800,074	(2,263,226)	(67,298)	(553,617)

(47,656)	(54,514)	—	—	(85,347)	(754,907)
—	—	—	—	(20,558)	(195,807)
(47,656)	(54,514)	—	—	(105,905)	(950,714)
(9,460,750)	15,135,985	131,816	(4,266,488)	407,599	232,604
(8,365,992)	13,790,162	931,890	(6,529,714)	234,396	(1,271,727)

19,979,520	6,189,358	5,162,207	11,691,921	3,229,505	4,501,232
$11,613,528	$19,979,520	$6,094,097	$5,162,207	$3,463,901	$3,229,505

$65,860,231	$196,660,120	$6,954,638	$39,802,195	$9,080,441	$7,199,107
46,571	53,624	—	—	83,860	734,376
(76,058,233)	(181,574,471)	(6,823,677)	(43,678,363)	(8,775,331)	(7,743,636)

2,849,964	2,690,642	1,722,898	3,050,725	46,451	93,641
—	—	—	—	20,558	195,807
(2,159,283)	(2,693,930)	(1,722,043)	(3,441,045)	(48,380)	(246,691)
$(9,460,750)	$15,135,985	$131,816	$(4,266,488)	$407,599	$232,604

801,611	2,295,124	71,918	377,838	102,885	66,311
563	605	—	—	1,037	7,133
(921,584)	(2,126,135)	(71,662)	(432,985)	(100,741)	(71,821)

40,415	36,280	20,266	32,664	732	1,160
—	—	—	—	343	2,512
(30,300)	(36,578)	(20,326)	(37,365)	(786)	(3,351)
(109,295)	169,296	196	(59,848)	3,470	1,944

See accompanying notes to the financial statements.

220 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Mid-Cap ProFund		Mid-Cap Value ProFund
	Six Months Ended January 31, 2023 (unaudited)	Year Ended July 31, 2022	Six Months Ended January 31, 2023 (unaudited)	Year Ended July 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$593	$(58,056)	$13,385	$10,992
Net realized gains (losses) on investments	(1,003,773)	400,144	320,689	(127,566)
Change in net unrealized appreciation/depreciation on investments	875,648	(992,443)	(511,535)	160,874
Change in net assets resulting from operations	(127,532)	(650,355)	(177,461)	44,300
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	(195,168)	—	(42,506)
Service Class	—	(22,254)	—	(7,667)
Change in net assets resulting from distributions	—	(217,422)	—	(50,173)
Change in net assets resulting from capital transactions	9,664,274	(2,246,569)	(9,306,278)	16,861,257
Change in net assets	9,536,742	(3,114,346)	(9,483,739)	16,855,384
NET ASSETS:
Beginning of period	3,900,289	7,014,635	22,360,282	5,504,898
End of period	$13,437,031	$3,900,289	$12,876,543	$22,360,282
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$22,787,514	$17,510,158	$35,113,034	$73,903,448
Distributions reinvested	—	120,731	—	42,417
Value of shares redeemed	(18,418,657)	(19,947,769)	(44,628,340)	(57,086,904)
Service Class
Proceeds from shares issued	5,331,929	120,057	2,497,648	2,162,554
Distributions reinvested	—	22,254	—	7,667
Value of shares redeemed	(36,512)	(72,000)	(2,288,620)	(2,167,925)
Change in net assets resulting from capital transactions	$9,664,274	$(2,246,569)	$(9,306,278)	$16,861,257
SHARE TRANSACTIONS:
Investor Class
Issued	225,495	154,475	373,216	784,052
Reinvested	—	1,072	—	433
Redeemed	(192,344)	(180,045)	(488,860)	(602,063)
Service Class
Issued	68,698	1,407	33,749	28,513
Reinvested	—	248	—	98
Redeemed	(461)	(811)	(31,081)	(28,653)
Change in shares	101,388	(23,654)	(112,976)	182,380

Amounts designated as " – " are $0 or have been rounded to $0.

*	As described in Note 11, effective March 17, 2023, this ProFund's name changed due to a change to its underlying benchmark index.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 221

Nasdaq-100 ProFund		Oil & Gas Equipment & Services UltraSector ProFund*		Pharmaceuticals UltraSector ProFund
Six Months Ended January 31, 2023 (unaudited)	Year Ended July 31, 2022	Six Months Ended January 31, 2023 (unaudited)	Year Ended July 31, 2022	Six Months Ended January 31, 2023 (unaudited)	Year Ended July 31, 2022

$380,182	$(1,287,510)	$(16,132)	$(160,301)	$9,537	$(14,120)
(4,927,310)	7,131,245	5,143,549	(466,312)	(441,830)	107,867
(6,878,432)	(19,248,560)	3,791,961	1,398,731	(142,172)	165,151
(11,425,560)	(13,404,825)	8,919,378	772,118	(574,465)	258,898

—	(3,999,176)	—	—	—	(170,180)
—	(342,038)	—	—	—	(16,100)
—	(4,341,214)	—	—	—	(186,280)
69,604,798	(87,693,213)	(2,655,792)	(2,355,793)	894,403	(235,100)
58,179,238	(105,439,252)	6,263,586	(1,583,675)	319,938	(162,482)

55,345,986	160,785,238	14,266,824	15,850,499	4,116,888	4,279,370
$113,525,224	$55,345,986	$20,530,410	$14,266,824	$4,436,826	$4,116,888

$1,459,091,225	$3,463,415,263	$45,671,576	$101,297,538	$12,917,144	$25,111,931
—	3,780,484	—	—	—	170,163
(1,388,804,564)	(3,556,167,221)	(45,150,041)	(105,344,675)	(12,017,927)	(25,565,704)

47,022,314	53,199,888	20,446,687	24,372,537	1,237,319	2,971,620
—	342,038	—	—	—	16,100
(47,704,177)	(52,263,665)	(23,624,014)	(22,681,193)	(1,242,133)	(2,939,210)
$69,604,798	$(87,693,213)	$(2,655,792)	$(2,355,793)	$894,403	$(235,100)

14,014,279	27,689,914	513,133	1,351,642	477,987	854,563
—	25,728	—	—	—	5,625
(13,424,168)	(28,396,858)	(514,842)	(1,430,929)	(459,812)	(857,151)

600,789	563,395	268,998	335,521	56,177	119,145
—	2,947	—	—	—	632
(608,598)	(556,568)	(281,373)	(328,597)	(56,376)	(120,029)
582,302	(671,442)	(14,084)	(72,363)	17,976	2,785

See accompanying notes to the financial statements.

222 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Precious Metals UltraSector ProFund		Real Estate UltraSector ProFund
	Six Months Ended January 31, 2023 (unaudited)	Year Ended July 31, 2022	Six Months Ended January 31, 2023 (unaudited)	Year Ended July 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$107,917	$72,320	$2,531	$(198,046)
Net realized gains (losses) on investments	4,468,202	(4,277,062)	(382,159)	252,022
Change in net unrealized appreciation/depreciation on investments	2,244,387	(7,386,293)	(457,973)	(938,380)
Change in net assets resulting from operations	6,820,506	(11,591,035)	(837,601)	(884,404)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(654)	—	(167,419)	(3,139,295)
Service Class	—	—	(9,906)	(132,185)
Change in net assets resulting from distributions	(654)	—	(177,325)	(3,271,480)
Change in net assets resulting from capital transactions	(1,834,042)	(6,178,391)	(877,271)	(24,357,633)
Change in net assets	4,985,810	(17,769,426)	(1,892,197)	(28,513,517)
NET ASSETS:
Beginning of period	19,735,962	37,505,388	7,327,161	35,840,678
End of period	$24,721,772	$19,735,962	$5,434,964	$7,327,161
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$109,306,013	$204,035,657	$8,284,495	$199,456,267
Distributions reinvested	647	—	158,258	3,097,248
Value of shares redeemed	(111,084,114)	(210,692,141)	(9,190,355)	(226,656,434)
Service Class
Proceeds from shares issued	4,092,569	8,733,110	505,091	3,291,269
Distributions reinvested	—	—	9,906	132,152
Value of shares redeemed	(4,149,157)	(8,255,017)	(644,666)	(3,678,135)
Change in net assets resulting from capital transactions	$(1,834,042)	$(6,178,391)	$(877,271)	$(24,357,633)
SHARE TRANSACTIONS:
Investor Class
Issued	2,633,263	3,532,959	197,690	3,205,846
Reinvested	14	—	4,270	51,057
Redeemed	(2,653,221)	(3,620,692)	(219,053)	(3,675,854)
Service Class
Issued	110,779	170,642	12,838	60,570
Reinvested	—	—	287	2,343
Redeemed	(113,075)	(164,414)	(15,991)	(67,790)
Change in shares	(22,240)	(81,505)	(19,959)	(423,828)

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 223

Rising Rates Opportunity ProFund		Rising Rates Opportunity 10 ProFund		Rising U.S. Dollar ProFund
Six Months Ended January 31, 2023 (unaudited)	Year Ended July 31, 2022	Six Months Ended January 31, 2023 (unaudited)	Year Ended July 31, 2022	Six Months Ended January 31, 2023 (unaudited)	Year Ended July 31, 2022

$267,821	$(244,631)	$40,890	$(48,707)	$200,493	$(257,726)
5,574,638	4,136,521	171,000	444,055	(1,582,543)	2,442,866
438,131	(370,622)	109,571	(108,452)	359,844	(569,212)
6,280,590	3,521,268	321,461	286,896	(1,022,206)	1,615,928

—	—	—	—	(605,829)	—
—	—	—	—	(2,557)	—
—	—	—	—	(608,386)	—
(35,045,109)	32,754,027	(935,302)	1,454,648	(27,211,840)	38,944,514
(28,764,519)	36,275,295	(613,841)	1,741,544	(28,842,432)	40,560,442

46,046,984	9,771,689	3,694,594	1,953,050	46,876,876	6,316,434
$17,282,465	$46,046,984	$3,080,753	$3,694,594	$18,034,444	$46,876,876

$123,024,319	$245,857,183	$12,965,471	$12,358,003	$21,273,055	$94,416,418
—	—	—	—	601,997	—
(159,286,445)	(213,415,352)	(13,835,264)	(11,558,312)	(48,971,161)	(55,603,921)

9,855,605	5,113,630	660,783	1,333,246	2,167,571	2,883,977
—	—	—	—	2,519	—
(8,638,588)	(4,801,434)	(726,292)	(678,289)	(2,285,821)	(2,751,960)
$(35,045,109)	$32,754,027	$(935,302)	$1,454,648	$(27,211,840)	$38,944,514

3,395,458	8,709,150	883,700	931,791	668,971	3,178,922
—	—	—	—	20,297	—
(4,407,459)	(7,641,952)	(941,674)	(862,453)	(1,598,397)	(1,886,060)

305,424	180,655	51,445	106,614	78,891	112,114
—	—	—	—	99	—
(267,815)	(168,491)	(55,000)	(55,153)	(83,628)	(107,440)
(974,392)	1,079,362	(61,529)	120,799	(913,767)	1,297,536

See accompanying notes to the financial statements.

224 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Semiconductor UltraSector ProFund		Short Energy ProFund*
	Six Months Ended January 31, 2023 (unaudited)	Year Ended July 31, 2022	Six Months Ended January 31, 2023 (unaudited)	Year Ended July 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$89,627	$(602,942)	$14,187	$(18,466)
Net realized gains (losses) on investments	3,193,154	(19,937,542)	(411,746)	(432,529)
Change in net unrealized appreciation/depreciation on investments	(8,709,255)	(6,515,813)	211,085	(169,544)
Change in net assets resulting from operations	(5,426,474)	(27,056,297)	(186,474)	(620,539)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	(5,771,185)	—	—
Service Class	—	(383,586)	—	—
Change in net assets resulting from distributions	—	(6,154,771)	—	—
Change in net assets resulting from capital transactions	532,081	16,556,209	(697,447)	2,324,899
Change in net assets	(4,894,393)	(16,654,859)	(883,921)	1,704,360
NET ASSETS:
Beginning of period	68,566,397	85,221,256	2,147,147	442,787
End of period	$63,672,004	$68,566,397	$1,263,226	$2,147,147
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$70,939,164	$227,368,001	$19,164,698	$38,986,646
Distributions reinvested	—	5,744,467	—	—
Value of shares redeemed	(69,593,684)	(217,121,980)	(19,858,107)	(36,653,630)
Service Class
Proceeds from shares issued	1,738,113	14,011,667	573,595	823,198
Distributions reinvested	—	379,701	—	—
Value of shares redeemed	(2,551,512)	(13,825,647)	(577,633)	(831,315)
Change in net assets resulting from capital transactions	$532,081	$16,556,209	$(697,447)	$2,324,899
SHARE TRANSACTIONS:
Investor Class
Issued	927,807	1,826,208	1,196,295	1,646,654
Reinvested	—	37,011	—	—
Redeemed	(922,973)	(1,847,392)	(1,232,094)	(1,537,892)
Service Class
Issued	33,495	167,222	39,073	35,451
Reinvested	—	3,306	—	—
Redeemed	(47,960)	(168,716)	(39,604)	(35,499)
Change in shares	(9,631)	17,639	(36,330)	108,714

Amounts designated as " – " are $0 or have been rounded to $0.

(a)	As described in Note 11, share amounts have been adjusted for 1:5 reverse share split that occurred on March 13, 2023.
*	As described in Note 11, effective March 17, 2023, this ProFund's name changed due to a change to its underlying benchmark index.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 225

Short Nasdaq-100 ProFund				Short Precious Metals ProFund		Short Real Estate ProFund
Six Months Ended January 31, 2023 (unaudited)		Year Ended July 31, 2022		Six Months Ended January 31, 2023 (unaudited)	Year Ended July 31, 2022	Six Months Ended January 31, 2023 (unaudited)	Year Ended July 31, 2022

$193,251		$(261,290)		$33,954	$(45,436)	$14,629	$(9,301)
(1,905,821)		2,237,013		(1,518,729)	1,287,502	(69,333)	(7,575)
2,239,925		(2,244,459)		233,674	(116,521)	54,492	(100,431)
527,355		(268,736)		(1,251,101)	1,125,545	(212)	(117,307)

—		—		—	—	—	—
—		—		—	—	—	—
—		—		—	—	—	—
(72,997,123)		78,431,341		3,933,529	(1,195,010)	(393,394)	1,477,009
(72,469,768)		78,162,605		2,682,428	(69,465)	(393,606)	1,359,702

80,037,510		1,874,905		2,088,926	2,158,391	1,889,181	529,479
$7,567,742		$80,037,510		$4,771,354	$2,088,926	$1,495,575	$1,889,181

$934,031,892		$2,387,770,240		$67,114,705	$94,308,665	$11,284,155	$12,265,248
—		—		—	—	—	—
(1,007,135,864)		(2,309,519,120)		(63,192,677)	(95,498,386)	(11,683,838)	(10,788,221)

3,889,920		2,861,814		527,130	348,721	95,682	52
—		—		—	—	—	—
(3,783,071)		(2,681,593)		(515,629)	(354,010)	(89,393)	(70)
$(72,997,123)		$78,431,341		$3,933,529	$(1,195,010)	$(393,394)	$1,477,009

11,520,411	(a)	32,616,578	(a)	4,105,329	6,232,437	1,220,313	1,478,673
—		—		—	—	—	—
(12,505,483	)(a)	(31,563,359	)(a)	(3,867,538)	(6,258,255)	(1,278,182)	(1,310,004)

54,125	(a)	40,031	(a)	33,425	23,584	12,101	7
—		—		—	—	—	—
(52,253	)(a)	(38,060	)(a)	(33,527)	(23,588)	(11,783)	(10)
(983,200)		1,055,190		237,689	(25,822)	(57,551)	168,666

See accompanying notes to the financial statements.

226 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Short Small-Cap ProFund				Small-Cap Growth ProFund
	Six Months Ended January 31, 2023 (unaudited)		Year Ended July 31, 2022		Six Months Ended January 31, 2023 (unaudited)	Year Ended July 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$34,949		$(67,280)		$(15,863)	$(64,260)
Net realized gains (losses) on investments	109,676		(1,121,763)		604,681	972,387
Change in net unrealized appreciation/depreciation on investments	15,350		(55,529)		(675,141)	(2,135,611)
Change in net assets resulting from operations	159,975		(1,244,572)		(86,323)	(1,227,484)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—		—		(131,606)	(474,548)
Service Class	—		—		(20,814)	(82,692)
Change in net assets resulting from distributions	—		—		(152,420)	(557,240)
Change in net assets resulting from capital transactions	263,071		1,705,984		(6,255,342)	2,711,131
Change in net assets	423,046		461,412		(6,494,085)	926,407
NET ASSETS:
Beginning of period	1,573,885		1,112,473		10,821,501	9,895,094
End of period	$1,996,931		$1,573,885		$4,327,416	$10,821,501
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$59,497,239		$241,408,430		$5,149,473	$31,765,935
Distributions reinvested	—		—		129,080	471,116
Value of shares redeemed	(59,112,562)		(239,845,757)		(10,870,736)	(30,129,975)
Service Class
Proceeds from shares issued	355		392,452		34,980	832,981
Distributions reinvested	—		—		20,814	82,692
Value of shares redeemed	(121,961)		(249,141)		(718,953)	(311,618)
Change in net assets resulting from capital transactions	$263,071		$1,705,984		$(6,255,342)	$2,711,131
SHARE TRANSACTIONS:
Investor Class
Issued	1,577,117	(a)	6,800,537	(a)	52,570	316,193
Reinvested	—		—		1,428	4,002
Redeemed	(1,560,017	)(a)	(6,793,791	)(a)	(107,815)	(298,244)
Service Class
Issued	—		10,336	(a)	477	10,390
Reinvested	—		—		302	902
Redeemed	(3,338	)(a)	(6,405	)(a)	(10,014)	(3,962)
Change in shares	13,762		10,677		(63,052)	29,281

Amounts designated as " – " are $0 or have been rounded to $0.

(a)	As described in Note 11, share amounts have been adjusted for 1:5 reverse share split that occurred on March 6, 2023.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 227

Small-Cap ProFund		Small-Cap Value ProFund		Technology UltraSector ProFund
Six Months Ended January 31, 2023 (unaudited)	Year Ended July 31, 2022	Six Months Ended January 31, 2023 (unaudited)	Year Ended July 31, 2022	Six Months Ended January 31, 2023 (unaudited)	Year Ended July 31, 2022

$10,830	$(69,990)	$2,593	$(11,483)	$(74,253)	$(811,282)
(315,372)	599,577	802,977	602,889	941,608	(6,894,101)
112,300	(435,645)	(724,743)	(1,858,027)	(7,887,629)	(11,221,431)
(192,242)	93,942	80,827	(1,266,621)	(7,020,274)	(18,926,814)

—	—	(192,356)	(23,714)	—	(6,765,946)
—	—	(12,798)	—	—	(517,236)
—	—	(205,154)	(23,714)	—	(7,283,182)
313,653	(7,055,324)	(1,641,789)	(5,023,667)	(4,192,112)	(28,047,314)
121,411	(6,961,382)	(1,766,116)	(6,314,002)	(11,212,386)	(54,257,310)

2,946,848	9,908,230	9,231,620	15,545,622	47,580,466	101,837,776
$3,068,259	$2,946,848	$7,465,504	$9,231,620	$36,368,080	$47,580,466

$101,769,228	$210,952,103	$26,795,196	$105,967,172	$25,982,238	$109,677,480
—	—	183,015	23,629	—	6,663,004
(101,452,917)	(217,738,424)	(28,683,407)	(111,077,572)	(29,960,138)	(143,485,268)

4,389	188,543	1,801,651	1,912,961	37,168,597	87,140,768
—	—	12,798	—	—	517,236
(7,047)	(457,546)	(1,751,042)	(1,849,857)	(37,382,809)	(88,560,534)
$313,653	$(7,055,324)	$(1,641,789)	$(5,023,667)	$(4,192,112)	$(28,047,314)

1,082,767	1,939,029	277,315	1,008,282	334,148	919,390
—	—	1,991	216	—	48,297
(1,082,111)	(1,991,209)	(300,270)	(1,065,382)	(389,253)	(1,243,696)

57	2,017	23,484	23,089	579,944	956,671
—	—	175	—	—	4,683
(93)	(4,961)	(22,871)	(22,368)	(581,654)	(977,586)
620	(55,124)	(20,176)	(56,163)	(56,815)	(292,241)

See accompanying notes to the financial statements.

228 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Telecommunications UltraSector ProFund+		UltraBear ProFund
	Six Months Ended January 31, 2023 (unaudited)	Year Ended July 31, 2022	Six Months Ended January 31, 2023 (unaudited)	Year Ended July 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$5,326	$4,055	$111,368	$(143,628)
Net realized gains (losses) on investments	116,190	(118,253)	(930,460)	749,207
Change in net unrealized appreciation/depreciation on investments	(178,955)	(94,650)	560,536	(578,030)
Change in net assets resulting from operations	(57,439)	(208,848)	(258,556)	27,549
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(3,748)	(6,192)	—	—
Service Class	—	—	—	—
Change in net assets resulting from distributions	(3,748)	(6,192)	—	—
Change in net assets resulting from capital transactions	(223,482)	(138,674)	28,078	5,720,851
Change in net assets	(284,669)	(353,714)	(230,478)	5,748,400
NET ASSETS:
Beginning of period	820,700	1,174,414	11,200,267	5,451,867
End of period	$536,031	$820,700	$10,969,789	$11,200,267

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$3,849,708	$9,555,952	$119,711,767	$212,449,582
Distributions reinvested	3,705	5,017	—	—
Value of shares redeemed	(4,080,690)	(9,679,779)	(119,607,728)	(206,755,449)
Service Class
Proceeds from shares issued	8,050	1,022,917	10,198,185	958,273
Distributions reinvested	—	—	—	—
Value of shares redeemed	(4,255)	(1,042,781)	(10,274,146)	(931,555)
Change in net assets resulting from capital transactions	$(223,482)	$(138,674)	$28,078	$5,720,851
SHARE TRANSACTIONS:
Investor Class
Issued	206,213	404,710	5,406,421	10,285,063
Reinvested	201	183	—	—
Redeemed	(218,437)	(410,213)	(5,405,550)	(9,998,286)
Service Class
Issued	499	44,319	504,001	49,056
Reinvested	—	—	—	—
Redeemed	(232)	(45,562)	(501,990)	(49,237)
Change in shares	(11,756)	(6,563)	2,882	286,596

Amounts designated as " – " are $0 or have been rounded to $0.

(a)	As described in Note 11, share amounts have been adjusted for 1:10 reverse share split that occurred on March 6, 2023.
+	As described in Note 11, the Telecommunications UltraSector ProFund liquidated on February 7, 2023.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 229

UltraBull ProFund		UltraChina ProFund				UltraDow 30 ProFund
Six Months Ended January 31, 2023 (unaudited)	Year Ended July 31, 2022	Six Months Ended January 31, 2023 (unaudited)		Year Ended July 31, 2022		Six Months Ended January 31, 2023 (unaudited)	Year Ended July 31, 2022

$258,966	$(409,057)	$(101,321)		$(74,929)		$110,728	$(59,822)
(5,629,358)	(12,984,531)	1,759,999		(18,052,569)		1,002,228	(4,529,289)
(2,270,642)	(4,915,323)	3,555,149		(3,389,190)		719,060	(541,396)
(7,641,034)	(18,308,911)	5,213,827		(21,516,688)		1,832,016	(5,130,507)

(8,925,032)	(7,409,540)	—		—		—	(2,463,674)
(218,038)	(216,056)	—		—		—	(79,950)
(9,143,070)	(7,625,596)	—		—		—	(2,543,624)
27,374,963	(1,179,876)	15,125,296		19,606,897		(4,744,193)	74,890
10,590,859	(27,114,383)	20,339,123		(1,909,791)		(2,912,177)	(7,599,241)

103,749,739	130,864,122	16,139,513		18,049,304		32,813,454	40,412,695
$114,340,598	$103,749,739	$36,478,636		$16,139,513		$29,901,277	$32,813,454

$231,526,268	$587,034,856	$67,693,330		$185,081,878		$34,195,353	$77,113,965
8,650,741	7,312,208	—		—		—	2,443,673
(213,083,452)	(595,332,161)	(56,950,653)		(166,201,928)		(39,106,057)	(79,218,035)

1,239,785	40,433,389	12,121,076		6,363,662		2,522,466	2,252,742
218,038	216,056	—		—		—	76,910
(1,176,417)	(40,844,224)	(7,738,457)		(5,636,715)		(2,355,955)	(2,594,365)
$27,374,963	$(1,179,876)	$15,125,296		$19,606,897		$(4,744,193)	$74,890

2,948,536	5,546,384	2,318,741	(a)	3,181,520	(a)	648,761	1,224,357
127,743	70,235	—		—		—	36,681
(2,736,692)	(5,620,713)	(1,990,851	)(a)	(2,883,703	)(a)	(730,108)	(1,260,160)

21,487	509,210	474,442	(a)	126,266	(a)	54,474	40,972
4,293	2,650	—		—		—	1,365
(20,482)	(513,641)	(355,209	)(a)	(103,964	)(a)	(51,520)	(47,213)
344,885	(5,875)	447,123		320,119		(78,393)	(3,998)

See accompanying notes to the financial statements.

230 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraEmerging Markets ProFund		UltraInternational ProFund
	Six Months Ended January 31, 2023 (unaudited)	Year Ended July 31, 2022	Six Months Ended January 31, 2023 (unaudited)	Year Ended July 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$85,630	$71,325	$26,105	$(38,562)
Net realized gains (losses) on investments	1,230,267	(2,411,724)	931,590	(801,693)
Change in net unrealized appreciation/depreciation on investments	790,837	(2,891,149)	(109,343)	57,206
Change in net assets resulting from operations	2,106,734	(5,231,548)	848,352	(783,049)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(103,933)	—	—	—
Service Class	—	—	—	—
Change in net assets resulting from distributions	(103,933)	—	—	—
Change in net assets resulting from capital transactions	3,228,383	1,670,127	3,616,297	(22,111)
Change in net assets	5,231,184	(3,561,421)	4,464,649	(805,160)
NET ASSETS:
Beginning of period	5,760,361	9,321,782	2,346,388	3,151,548
End of period	$10,991,545	$5,760,361	$6,811,037	$2,346,388
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$23,342,390	$43,083,489	$12,499,763	$17,512,907
Distributions reinvested	102,872	—	—	—
Value of shares redeemed	(20,214,668)	(41,279,339)	(8,922,592)	(17,528,809)
Service Class
Proceeds from shares issued	1,612,349	2,736,717	1,852,964	921,323
Distributions reinvested	—	—	—	—
Value of shares redeemed	(1,614,560)	(2,870,740)	(1,813,838)	(927,532)
Change in net assets resulting from capital transactions	$3,228,383	$1,670,127	$3,616,297	$(22,111)
SHARE TRANSACTIONS:
Investor Class
Issued	581,174	775,624	903,912	949,650
Reinvested	2,700	—	—	—
Redeemed	(492,898)	(752,759)	(655,524)	(937,618)
Service Class
Issued	48,025	42,639	158,350	48,422
Reinvested	—	—	—	—
Redeemed	(47,711)	(44,904)	(155,162)	(49,227)
Change in shares	91,290	20,600	251,576	11,227

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 231

UltraJapan ProFund		UltraLatin America ProFund		UltraMid-Cap ProFund
Six Months Ended January 31, 2023 (unaudited)	Year Ended July 31, 2022	Six Months Ended January 31, 2023 (unaudited)	Year Ended July 31, 2022	Six Months Ended January 31, 2023 (unaudited)	Year Ended July 31, 2022

$71,100	$(216,892)	$511,540	$895,739	$96,797	$(203,224)
(9,571)	(1,841,360)	1,364,420	(592,830)	2,287,089	(4,207,923)
(403,104)	2,168,281	618,947	(2,561,817)	625,048	(3,975,451)
(341,575)	110,029	2,494,907	(2,258,908)	3,008,934	(8,386,598)

—	(1,957,534)	(917,134)	(700,829)	—	(2,662,144)
—	(23,373)	(8,866)	(3,119)	—	(67,066)
—	(1,980,907)	(926,000)	(703,948)	—	(2,729,210)
28,648	(7,958)	220,712	(3,433,010)	414,789	(7,145,985)
(312,927)	(1,878,836)	1,789,619	(6,395,866)	3,423,723	(18,261,793)

12,864,334	14,743,170	9,690,776	16,086,642	44,619,357	62,881,150
$12,551,407	$12,864,334	$11,480,395	$9,690,776	$48,043,080	$44,619,357

$7,557,372	$23,136,059	$20,562,794	$61,958,936	$25,967,176	$82,405,703
—	1,931,206	896,181	695,284	—	2,617,245
(7,537,199)	(25,064,105)	(21,216,879)	(66,060,487)	(25,551,223)	(92,088,970)

1,685,504	2,426,046	4,184,155	2,635,355	327,468	2,921,263
—	23,373	8,866	3,119	—	67,066
(1,677,029)	(2,460,537)	(4,214,405)	(2,665,217)	(328,632)	(3,068,292)
$28,648	$(7,958)	$220,712	$(3,433,010)	$414,789	$(7,145,985)

281,771	781,101	1,340,939	3,760,085	527,088	1,300,862
—	58,504	64,473	50,056	—	39,529
(281,026)	(844,912)	(1,374,655)	(3,992,888)	(520,683)	(1,429,534)

76,028	102,257	279,411	160,982	7,750	55,535
—	871	653	231	—	1,283
(76,204)	(103,437)	(279,581)	(161,657)	(7,925)	(58,941)
569	(5,616)	31,240	(183,191)	6,230	(91,266)

See accompanying notes to the financial statements.

232 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraNasdaq-100 ProFund		UltraShort China ProFund
	Six Months Ended January 31, 2023 (unaudited)	Year Ended July 31, 2022	Six Months Ended January 31, 2023 (unaudited)	Year Ended July 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$38,257	$(8,132,772)	$24,369	$(45,895)
Net realized gains (losses) on investments	(54,879,529)	(172,336,450)	(1,696,094)	(3,336,675)
Change in net unrealized appreciation/depreciation on investments	(77,435,767)	(118,318,583)	66,163	529,194
Change in net assets resulting from operations	(132,277,039)	(298,787,805)	(1,605,562)	(2,853,376)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(26,964,771)	(160,235,818)	—	—
Service Class	(667,988)	(4,885,875)	—	—
Change in net assets resulting from distributions	(27,632,759)	(165,121,693)	—	—
Change in net assets resulting from capital transactions	78,475,338	(72,695,894)	2,505,353	1,985,873
Change in net assets	(81,434,460)	(536,605,392)	899,791	(867,503)
NET ASSETS:
Beginning of period	583,665,093	1,120,270,485	1,479,391	2,346,894
End of period	$502,230,633	$583,665,093	$2,379,182	$1,479,391
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$2,121,093,095	$6,411,842,913	$31,165,663	$75,578,069
Distributions reinvested	22,723,389	155,791,807	—	—
Value of shares redeemed	(2,065,052,488)	(6,642,871,341)	(28,721,314)	(73,778,098)
Service Class
Proceeds from shares issued	10,806,266	26,948,739	486,080	960,976
Distributions reinvested	666,385	4,754,067	—	—
Value of shares redeemed	(11,761,309)	(29,162,079)	(425,076)	(775,074)
Change in net assets resulting from capital transactions	$78,475,338	$(72,695,894)	$2,505,353	$1,985,873
SHARE TRANSACTIONS:
Investor Class
Issued	45,766,335	85,922,710	2,950,608	4,110,501
Reinvested	588,082	1,657,378	—	—
Redeemed	(45,265,537)	(88,857,348)	(2,679,571)	(4,125,751)
Service Class
Issued	369,458	386,431	37,396	48,820
Reinvested	24,663	68,932	—	—
Redeemed	(397,772)	(429,333)	(37,650)	(48,359)
Change in shares	1,085,229	(1,251,230)	270,783	(14,789)

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 233

UltraShort Dow 30 ProFund		UltraShort Emerging Markets ProFund		UltraShort International ProFund
Six Months Ended January 31, 2023 (unaudited)	Year Ended July 31, 2022	Six Months Ended January 31, 2023 (unaudited)	Year Ended July 31, 2022	Six Months Ended January 31, 2023 (unaudited)	Year Ended July 31, 2022

$25,019	$(41,615)	$10,910	$(15,100)	$29,374	$(29,319)
(564,858)	40,035	(392,120)	4,627	(1,284,873)	(110,073)
94,146	(130,542)	14,403	65,310	106,288	(89,230)
(445,693)	(132,122)	(366,807)	54,837	(1,149,211)	(228,622)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
665,691	(247,618)	(260,141)	629,823	517,144	1,238,341
219,998	(379,740)	(626,948)	684,660	(632,067)	1,009,719

2,646,838	3,026,578	1,277,909	593,249	2,646,364	1,636,645
$2,866,836	$2,646,838	$650,961	$1,277,909	$2,014,297	$2,646,364

$16,465,701	$24,311,975	$9,800,980	$22,921,108	$23,856,119	$23,328,525
—	—	—	—	—	—
(15,664,650)	(24,606,552)	(10,119,777)	(22,254,158)	(23,341,124)	(22,113,341)

589,066	283,182	596,742	1,729,309	10,000	304,492
—	—	—	—	—	—
(724,426)	(236,223)	(538,086)	(1,766,436)	(7,851)	(281,335)
$665,691	$(247,618)	$(260,141)	$629,823	$517,144	$1,238,341

814,898	1,191,162	305,754	845,239	779,686	940,018
—	—	—	—	—	—
(781,016)	(1,211,536)	(323,240)	(826,380)	(785,591)	(913,359)

33,373	14,805	21,860	80,545	332	11,899
—	—	—	—	—	—
(40,735)	(12,153)	(17,326)	(80,832)	(332)	(11,901)
26,520	(17,722)	(12,952)	18,572	(5,905)	26,657

See accompanying notes to the financial statements.

234 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort Japan ProFund		UltraShort Latin America ProFund
	Six Months Ended January 31, 2023 (unaudited)	Year Ended July 31, 2022	Six Months Ended January 31, 2023 (unaudited)	Year Ended July 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$1,956	$(5,108)	$10,954	$(17,818)
Net realized gains (losses) on investments	(4,543)	(87,803)	(683,713)	(360,275)
Change in net unrealized appreciation/depreciation on investments	(13,820)	(25,480)	76,653	(119,024)
Change in net assets resulting from operations	(16,407)	(118,391)	(596,106)	(497,117)
Change in net assets resulting from capital transactions	123,348	56,905	(409,582)	1,488,833
Change in net assets	106,941	(61,486)	(1,005,688)	991,716
NET ASSETS:
Beginning of period	200,414	261,900	1,803,948	812,232
End of period	$307,355	$200,414	$798,260	$1,803,948
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$3,757,731	$11,429,220	$13,429,899	$34,663,920
Value of shares redeemed	(3,623,060)	(11,341,116)	(13,830,065)	(33,183,439)
Service Class
Proceeds from shares issued	339,664	40,043	369,005	1,353,111
Value of shares redeemed	(350,987)	(71,242)	(378,421)	(1,344,759)
Change in net assets resulting from capital transactions	$123,348	$56,905	$(409,582)	$1,488,833
SHARE TRANSACTIONS:
Investor Class
Issued	349,775	991,820	1,710,861	3,289,981
Redeemed	(339,478)	(990,794)	(1,777,465)	(3,172,499)
Service Class
Issued	37,755	4,431	53,117	140,783
Redeemed	(37,756)	(6,946)	(53,117)	(140,782)
Change in shares	10,296	(1,489)	(66,604)	117,483

Amounts designated as " – " are $0 or have been rounded to $0.

(a)	As described in Note 11, share amounts have been adjusted for 1:10 reverse share split that occurred on March 6, 2023.
(b)	Amount is less than 0.5 share.
(c)	As described in Note 11, share amounts have been adjusted for 1:5 reverse share split that occurred on March 13, 2023.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 235

UltraShort Mid-Cap ProFund				UltraShort Nasdaq-100 ProFund				UltraShort Small-Cap ProFund
Six Months Ended January 31, 2023 (unaudited)		Year Ended July 31, 2022		Six Months Ended January 31, 2023 (unaudited)		Year Ended July 31, 2022		Six Months Ended January 31, 2023 (unaudited)	Year Ended July 31, 2022

$14,280		$(21,691)		$330,250		$(336,424)		$53,521	$(69,085)
(174,930)		(68,458)		(20,175,786)		(3,355,620)		(474,104)	222,449
41,603		(18,898)		6,192,803		(6,059,081)		179,034	118,852
(119,047)		(109,047)		(13,652,733)		(9,751,125)		(241,549)	272,216
(140,080)		123,216		(67,161,766)		101,278,744		4,520,808	(4,508,299)
(259,127)		14,169		(80,814,499)		91,527,619		4,279,259	(4,236,083)

1,477,264		1,463,095		100,992,918		9,465,299		4,352,949	8,589,032
$1,218,137		$1,477,264		$20,178,419		$100,992,918		$8,632,208	$4,352,949

$12,530,046		$13,566,232		$1,163,106,895		$3,433,169,405		$70,822,616	$82,946,443
(12,670,122)		(13,481,529)		(1,230,204,373)		(3,331,910,049)		(66,306,284)	(87,075,044)

—		54,210		204,246		733,334		484,842	2,258,052
(4)		(15,697)		(268,534)		(713,946)		(480,366)	(2,637,750)
$(140,080)		$123,216		$(67,161,766)		$101,278,744		$4,520,808	$(4,508,299)

243,175	(a)	258,994	(a)	12,518,282	(c)	43,114,169	(c)	8,852,900	10,923,532
(243,672	)(a)	(258,136	)(a)	(13,550,585	)(c)	(41,955,815	)(c)	(8,172,819)	(11,514,143)

—		1,059	(a)	2,541	(c)	10,120	(c)	64,361	333,979
—	(a)(b)	(293	)(a)	(3,256	)(c)	(10,322	)(c)	(64,943)	(388,133)
(497)		1,624		(1,033,018)		1,158,152		679,499	(644,765)

See accompanying notes to the financial statements.

236 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraSmall-Cap ProFund		U.S. Government Plus ProFund
	Six Months Ended January 31, 2023 (unaudited)	Year Ended July 31, 2022	Six Months Ended January 31, 2023 (unaudited)	Year Ended July 31, 2022

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$104,994	$(586,805)	$47,270	$(204,594)
Net realized gains (losses) on investments	(4,394,604)	(24,740,578)	(1,685,605)	(4,080,528)
Change in net unrealized appreciation/depreciation on investments	4,963,089	(6,450,265)	(75,675)	(151,076)
Change in net assets resulting from operations	673,479	(31,777,648)	(1,714,010)	(4,436,198)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	—	—	—
Change in net assets resulting from distributions	—	—	—	—
Change in net assets resulting from capital transactions	6,362,557	(16,551,093)	(2,261,263)	(12,733,781)
Change in net assets	7,036,036	(48,328,741)	(3,975,273)	(17,169,979)
NET ASSETS:
Beginning of period	52,812,763	101,141,504	8,851,071	26,021,050
End of period	$59,848,799	$52,812,763	$4,875,798	$8,851,071
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$293,350,631	$620,574,038	$126,181,681	$468,167,292
Distributions reinvested	—	—	—	—
Value of shares redeemed	(287,295,206)	(636,977,693)	(128,096,395)	(479,803,815)
Service Class
Proceeds from shares issued	1,178,320	8,938,324	7,586,915	1,956,228
Value of shares redeemed	(871,188)	(9,085,762)	(7,933,464)	(3,053,486)
Change in net assets resulting from capital transactions	$6,362,557	$(16,551,093)	$(2,261,263)	$(12,733,781)
SHARE TRANSACTIONS:
Investor Class
Issued	5,343,868	8,072,582	2,821,565	7,572,365
Reinvested	—	—	—	—
Redeemed	(5,233,495)	(8,315,784)	(2,876,089)	(7,758,669)
Service Class
Issued	23,598	137,760	203,315	36,162
Redeemed	(17,249)	(146,583)	(212,725)	(52,565)
Change in shares	116,722	(252,025)	(63,934)	(202,707)

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 237

Utilities UltraSector ProFund
Six Months Ended January 31, 2023 (unaudited)	Year Ended July 31, 2022

$70,097	$37,098
(617,404)	(188,312)
(988,724)	1,316,825
(1,536,031)	1,165,611

(83,764)	(16,661)
(83,764)	(16,661)
(4,000,681)	3,652,389
(5,620,476)	4,801,339

13,587,184	8,785,845
$7,966,708	$13,587,184

$19,051,546	$42,361,389
83,548	16,614
(22,561,646)	(39,414,444)

1,788,468	4,266,677
(2,362,597)	(3,577,847)
$(4,000,681)	$3,652,389

292,892	655,340
1,270	250
(351,835)	(620,543)

28,396	71,156
(38,191)	(61,361)
(67,468)	44,842

See accompanying notes to the financial statements.

This Page Intentionally Left Blank

Consolidated Statements of Changes in Net Assets

240 :: Consolidated Statements of Changes in Net Assets :: For the Periods Indicated

	Bitcoin Strategy ProFund		Short Bitcoin Strategy ProFund
	Six Months Ended January 31, 2023 (unaudited)	Year Ended July 31, 2022	Six Months Ended January 31, 2023 (unaudited)	Period from June 21, 2022 (commencement of operations) to July 31, 2022

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$33,684	$(294,838)	$(921)	$(727)
Net realized gains (losses) on investments	98,743	(25,491,123)	(110,758)	(100,369)
Change in net unrealized appreciation/depreciation on investments	511,294	1,737,433	1,404	(1,137)
Change in net assets resulting from operations	643,721	(24,048,528)	(110,275)	(102,233)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(463,236)	—	—	—
Change in net assets resulting from distributions	(463,236)	—	—	—
Change in net assets resulting from capital transactions	6,502,485	47,072,708	23,373	507,642
Change in net assets	6,682,970	23,024,180	(86,902)	405,409
NET ASSETS:
Beginning of period	23,547,705	523,525	405,409	—
End of period	$30,230,675	$23,547,705	$318,507	$405,409
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$26,312,415	$93,634,525	$7,312,419	$912,843
Distributions reinvested	459,991	—	—	—
Value of shares redeemed	(20,269,921)	(46,561,817)	(7,289,046)	(405,201)
Change in net assets resulting from capital transactions	$6,502,485	$47,072,708	$23,373	$507,642
SHARE TRANSACTIONS:
Investor Class
Issued	2,289,291	3,537,896	311,538	37,444
Reinvested	33,923	—	—	—
Redeemed	(1,777,718)	(1,875,538)	(312,697)	(17,815)
Change in shares	545,496	1,662,358	(1,159)	19,629

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

Consolidated Statements of Cash Flows

242 :: Consolidated Statements of Cash Flows (unaudited)

	Bitcoin Strategy ProFund	Short Bitcoin Strategy ProFund
	Six Months Ended January 31, 2023	Six Months Ended January 31, 2023
Cash Flows from Operating Activities:
Net Increase (decrease) in Net Assets from Operations	$643,721	$(110,275)
Less: Net realized gain on investments	3,145	45
Less: Change in net unrealized appreciation/depreciation of investments	(2,240)	(67)
Adjustments to reconcile the net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities
Proceeds from (Purchase of) short-term investments, net	2,176,032	203,132
Amortization (Accretion) of premiums and discounts, net	(167,680)	(3,147)
(Increase) Decrease in:
Receivable from Advisor	(712)	18,080
Receivable From Administrator	(1,211)	(1,140)
Receivable for variation margin on futures contracts	(492,591)	—
Prepaid Expenses	6,355	16,931
Increase (Decrease) in:
Interest payable (on reverse repurchase agreements)	(1,400)	(54)
Futures Commission Merchant (FCM) fees payable	510	14
Variation margin payable on futures contracts	—	4,524
Advisor fees payable	5,826	—
Management fees payable	1,942	—
Administration fees payable	473	10
Transfer agency fees payable	169	101
Fund accounting fees payable	267	6
Compliance services fees payable	28	4
Service fees payable	77	1
Other accrued expenses	548	(7,925)
Net cash provided by (used in) operating activities	$2,173,259	$120,240
Cash Flows from Financing Activities:
Proceeds from reverse repurchase agreements	44,926,970	798,768
(Repayments of) reverse repurchase agreements	(46,937,270)	(998,754)
Proceeds from capital shares issued	25,917,715	7,307,293
Cash paid for capital shares redeemed	(20,358,366)	(7,349,562)
Net cash provided by (used in) financing activities	$3,549,049	$(242,255)
Net Increase (Decrease) in Cash and Cash Collateral at Brokers	5,722,308	(122,015)
Cash and cash collateral at brokers at the beginning of period	23,343,690	439,650
Cash and cash collateral at brokers at the end of period	$29,065,998	$317,635
The following table provides a reconciliation of cash and cash collateral at brokers to the statement of assets and liabilities:
Cash	21,273,598	231,395
Cash collateral at brokers for investments in futures	7,792,400	86,240
Total cash and cash collateral at brokers	$29,065,998	$317,635
Supplemental Disclosure of Cash Flow Information
Cash paid for interest (excluding costs)	$6,254	$137
Non-cash financing activities not included herein consists of reinvestments of distributions	459,991	None

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to the financial statements.

Financial Highlights

244 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From							Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	In Excess of Net Investment Income	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(b)		Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)(d)
Access Flex Bear High Yield ProFund
Investor Class
Six Months Ended January 31, 2023 (unaudited)	$31.71	0.12	(1.03)	(0.91)	—	—	—	—	$30.80	(2.87)%		2.42%	1.78%	0.76%	$2,061	—
Year Ended July 31, 2022	$29.93	(0.43)	2.21	1.78	—	—	—	—	$31.71	5.95%		3.15%	1.78%	(1.36)%	$2,189	—
Nine Months Ended July 31, 2021 (unaudited)	$33.20	(0.41)	(2.86)	(3.27)	—	—	—	—	$29.93	(9.80)%		9.92%	1.78%	(1.78)%	$445	—
Year Ended October 31, 2020	$33.78	(0.53)	(0.05)	(0.58)	—	—	—	—	$33.20	(1.72)%		5.56%	1.78%	(1.56)%	$845	—
Year Ended October 31, 2019	$37.85	(0.21)	(3.86)	(4.07)	—	—	—	—	$33.78	(10.75)%		5.99%	1.78%	(0.60)%	$807	—
Year Ended October 31, 2018	$38.27	(0.35)	(0.07)	(0.42)	—	—	—	—	$37.85	(1.10)%		5.42%	1.78%	(0.92)%	$591	—
Year Ended October 31, 2017(e)	$40.76	(0.50)	(1.99)	(2.49)	—	—	—	—	$38.27	(6.09	)%(f)	4.18%	1.78%	(1.30)%	$671	—
Service Class
Six Months Ended January 31, 2023 (unaudited)	$26.94	(0.02)	(0.88)	(0.90)	—	—	—	—	$26.04	(3.34)%		3.42%	2.78%	(0.24)%	$17	—
Year Ended July 31, 2022	$25.68	(0.69)	1.95	1.26	—	—	—	—	$26.94	4.86%		4.15%	2.78%	(2.36)%	$28	—
Nine Months Ended July 31, 2021 (unaudited)	$28.71	(0.61)	(2.42)	(3.03)	—	—	—	—	$25.68	(10.45)%		10.92%	2.78%	(2.78)%	$11	—
Year Ended October 31, 2020	$29.49	(0.82)	0.04	(0.78)	—	—	—	—	$28.71	(2.64)%		6.56%	2.78%	(2.56)%	$14	—
Year Ended October 31, 2019	$33.40	(0.53)	(3.38)	(3.91)	—	—	—	—	$29.49	(11.70)%		6.99%	2.78%	(1.60)%	$33	—
Year Ended October 31, 2018	$34.11	(0.69)	(0.02)	(0.07)	—	—	—	—	$33.40	(2.05)%		6.42%	2.78%	(1.92)%	$38	—
Year Ended October 31, 2017(e)	$36.49	(0.85)	(1.53)	(2.38)	—	—	—	—	$34.11	(6.55	)%(f)	5.18%	2.78%	(2.30)%	$116	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)	As described in Note 9, adjusted for 1:5 reverse share split that occurred on December 5, 2016.
(f)	During the year ended October 31, 2017, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 3.30%.

See accompanying notes to the financial statements.

Financial Highlights :: 245

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From							Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	In Excess of Net Investment Income	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(b)		Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(b)(d)
Access Flex High Yield ProFund
Investor Class
Six Months Ended January 31, 2023 (unaudited)	$29.88	0.24	0.65	0.89	(0.24)	(0.82)	—	(1.06)	$29.71	3.16%		1.82%	1.78%	1.64%	$25,582	828%
Year Ended July 31, 2022	$32.91	(0.25)	(2.65)	(2.90)	—	(0.13)	—	(0.13)	$29.88	(8.85)%		1.78%	1.78%	(0.81)%	$9,819	1,259%
Nine Months Ended July 31, 2021 (unaudited)	$31.65	(0.34)	2.41	2.07	—	(0.81)	—	(0.81)	$32.91	6.63%		1.97%	1.78%	(1.39)%	$13,252	944%
Year Ended October 31, 2020	$34.28	(0.39)	(0.98)	(1.37)	—	(1.14)	(0.12)	(1.26)	$31.65	(4.05)%		2.07%	1.88%	(1.17)%	$17,557	1,534%
Year Ended October 31, 2019	$32.40	0.06	3.20	3.26	(0.06)	(1.32)	—	(1.38)	$34.28	10.26%		1.90%	1.90%	0.19%	$19,823	1,362%
Year Ended October 31, 2018	$33.54	0.11	(0.18)	(0.07)	(0.11)	(0.69)	(0.27)	(1.07)	$32.40	(0.21)%		1.77%	1.77%	0.35%	$25,909	1,334%
Year Ended October 31, 2017	$32.66	(0.16)	2.27	2.11	—	(1.23)	—	(1.23)	$33.54	6.58	%(e)	1.81%	1.81%	(0.49)%	$25,367	1,517%
Service Class
Six Months Ended January 31, 2023 (unaudited)	$29.31	0.10	0.66	0.76	(0.10)	(0.63)	—	(0.73)	$29.34	2.66%		2.82%	2.78%	0.64%	$2,053	828%
Year Ended July 31, 2022	$32.53	(0.56)	(2.61)	(3.17)	—	(0.05)	—	(0.05)	$29.31	(9.77)%		2.78%	2.78%	(1.81)%	$3,259	1,259%
Nine Months Ended July 31, 2021 (unaudited)	$31.33	(0.59)	2.40	1.81	—	(0.61)	—	(0.61)	$32.53	5.81%		2.97%	2.78%	(2.39)%	$3,527	944%
Year Ended October 31, 2020	$33.80	(0.71)	(0.96)	(1.67)	—	(0.72)	(0.08)	(0.80)	$31.33	(4.98)%		3.07%	2.88%	(2.17)%	$2,806	1,534%
Year Ended October 31, 2019	$32.03	(0.27)	3.15	2.88	—	(1.11)	—	(1.11)	$33.80	9.12%		2.90%	2.90%	(0.81)%	$4,820	1,362%
Year Ended October 31, 2018	$32.80	(0.21)	(0.17)	(0.38)	—	(0.29)	(0.10)	(0.39)	$32.03	(1.15)%		2.77%	2.77%	(0.65)%	$2,648	1,334%
Year Ended October 31, 2017	$31.89	(0.48)	2.22	1.74	—	(0.83)	—	(0.83)	$32.80	5.54	%(e)	2.81%	2.81%	(1.49)%	$5,326	1,517%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)	During the year ended October 31, 2017, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.76%.

See accompanying notes to the financial statements.

246 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From					Ratios to Average Net Assets					Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(b)		Gross Expenses(c)	Net Expenses(c)		Net Investment Income (Loss)(c)		Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)
Banks UltraSector ProFund
Investor Class
Six Months Ended January 31, 2023 (unaudited)	$45.34	0.19	3.77		3.96	(0.12)	(0.12)	$49.18	8.76%		2.21%	2.21	%(e)	0.82%		$8,009	32%
Year Ended July 31, 2022	$56.72	0.08	(11.46)		(11.38)	—	—	$45.34	(20.05)%		1.71%	1.71%		0.13%		$7,788	73%
Year Ended July 31, 2021	$28.48	0.23	28.01		28.24	—	—	$56.72	99.16%		1.53%	1.53%		0.43%		$122,655	144%
Year Ended July 31, 2020	$50.38	0.47	(22.14)		(21.67)	(0.23)	(0.23)	$28.48	(43.26)%		1.72%	1.72%		1.00%		$7,348	260%
Year Ended July 31, 2019	$54.83	0.42	(4.28)		(3.86)	(0.59)	(0.59)	$50.38	(6.69)%		1.80%	1.80%		0.88%		$9,484	75%
Year Ended July 31, 2018	$44.79	0.16	9.88		10.04	—	—	$54.83	22.39%		1.54%	1.54%		0.30%		$18,887	293%
Service Class
Six Months Ended January 31, 2023 (unaudited)	$41.14	(0.02)	3.42		3.40	—	—	$44.54	8.24%		3.21%	3.21	%(e)	(0.18)%		$381	32%
Year Ended July 31, 2022	$51.99	(0.48)	(10.37)		(10.85)	—	—	$41.14	(20.85)%		2.71%	2.71%		(0.87)%		$452	73%
Year Ended July 31, 2021	$26.38	(0.19)	25.80		25.61	—	—	$51.99	97.08%		2.53%	2.53%		(0.57)%		$925	144%
Year Ended July 31, 2020	$46.98	0.13	(20.73)		(20.60)	—	—	$26.38	(43.84)%		2.72%	2.72%		—	%(f)	$300	260%
Year Ended July 31, 2019	$50.85	(0.03)	(3.84)		(3.87)	—	—	$46.98	(7.63)%		2.80%	2.80%		(0.12)%		$769	75%
Year Ended July 31, 2018	$41.95	(0.33)	9.23		8.90	—	—	$50.85	21.22%		2.54%	2.54%		(0.70)%		$964	293%
Bear ProFund
Investor Class
Six Months Ended January 31, 2023 (unaudited)	$16.01	0.11	(0.04	)(g)	0.07	—	—	$16.08	0.44%		1.84%	1.83%		1.34%		$11,393	—
Year Ended July 31, 2022	$16.01	(0.18)	0.18		— (h)	—	—	$16.01	—	%(f)	1.64%	1.64%		(1.13)%		$12,126	—
Year Ended July 31, 2021	$22.67	(0.33)	(6.32)		(6.65)	(0.01)	(0.01)	$16.01	(29.33)%		1.74%	1.74%		(1.73)%		$9,799	—
Year Ended July 31, 2020	$28.37	(0.25)	(5.38)		(5.63)	(0.07)	(0.07)	$22.67	(19.87)%		1.86%	1.86%		(0.95)%		$15,698	—
Year Ended July 31, 2019	$30.45	0.14	(2.22)		(2.08)	—	—	$28.37	(6.83)%		1.77%	1.77%		0.48%		$19,388	—
Year Ended July 31, 2018	$35.46	(0.11)	(4.90)		(5.01)	—	—	$30.45	(14.13)%		1.59%	1.59%		(0.34)%		$12,790	—
Service Class
Six Months Ended January 31, 2023 (unaudited)	$14.42	0.04	(0.05	)(g)	(0.01)	—	—	$14.41	(0.07)%		2.84%	2.83%		0.34%		$1,116	—
Year Ended July 31, 2022	$14.56	(0.33)	0.19		(0.14)	—	—	$14.42	(0.96)%		2.64%	2.64%		(2.13)%		$564	—
Year Ended July 31, 2021	$20.82	(0.51)	(5.75)		(6.26)	—	—	$14.56	(30.07)%		2.74%	2.74%		(2.73)%		$789	—
Year Ended July 31, 2020	$26.23	(0.50)	(4.91)		(5.41)	—	—	$20.82	(20.63)%		2.86%	2.86%		(1.95)%		$677	—
Year Ended July 31, 2019	$28.44	(0.14)	(2.07)		(2.21)	—	—	$26.23	(7.77)%		2.77%	2.77%		(0.52)%		$761	—
Year Ended July 31, 2018	$33.46	(0.42)	(4.60)		(5.02)	—	—	$28.44	(15.00)%		2.59%	2.59%		(1.34)%		$659	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(f)	Amount is less than 0.005%
(g)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(h)	Amount is less than $0.005.

See accompanying notes to the financial statements.

Financial Highlights :: 247

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)
Biotechnology UltraSector ProFund
Investor Class
Six Months Ended January 31, 2023 (unaudited)	$56.74	0.07	3.67	3.74	—	—	—	$60.48	6.57%	1.55%	1.55%	0.24%	$118,743	2%
Year Ended July 31, 2022	$85.26	(0.24)	(15.49)	(15.73)	—	(12.79)	(12.79)	$56.74	(20.96)%	1.49%	1.49%	(0.37)%	$119,791	28%
Year Ended July 31, 2021	$72.23	(0.27)	21.37	21.10	—	(8.07)	(8.07)	$85.26	32.02%	1.55%	1.55%	(0.37)%	$168,280	62%
Year Ended July 31, 2020	$51.90	(0.06)	22.42	22.36	—	(2.03)	(2.03)	$72.23	43.62%	1.61%	1.61%	(0.10)%	$188,065	52%
Year Ended July 31, 2019	$66.16	0.11	(11.50)	(11.39)	—	(2.87)	(2.87)	$51.90	(17.10)%	1.52%	1.52%	0.19%	$161,970	23%
Year Ended July 31, 2018	$63.85	(0.05)	6.85	6.80	—	(4.49)	(4.49)	$66.16	10.94%	1.43%	1.43%	(0.08)%	$246,238	11%
Service Class
Six Months Ended January 31, 2023 (unaudited)	$37.83	(0.12)	2.41	2.29	—	—	—	$40.12	6.03%	2.55%	2.55%	(0.76)%	$3,172	2%
Year Ended July 31, 2022	$61.86	(0.71)	(10.53)	(11.24)	—	(12.79)	(12.79)	$37.83	(21.75)%	2.49%	2.49%	(1.37)%	$3,734	28%
Year Ended July 31, 2021	$55.00	(0.80)	15.73	14.93	—	(8.07)	(8.07)	$61.86	30.74%	2.54%	2.54%	(1.36)%	$5,358	62%
Year Ended July 31, 2020	$40.29	(0.52)	17.26	16.74	—	(2.03)	(2.03)	$55.00	42.20%	2.60%	2.60%	(1.09)%	$5,999	52%
Year Ended July 31, 2019	$52.66	(0.35)	(9.15)	(9.50)	—	(2.87)	(2.87)	$40.29	(17.93)%	2.52%	2.52%	(0.80)%	$5,559	23%
Year Ended July 31, 2018	$52.18	(0.58)	5.55	4.97	—	(4.49)	(4.49)	$52.66	9.83%	2.43%	2.43%	(1.08)%	$9,183	11%
Bull ProFund
Investor Class
Six Months Ended January 31, 2023 (unaudited)	$52.89	0.12	(0.94)	(0.82)	—	(0.48)	(0.48)	$51.59	(1.49)%	1.68%	1.68%	0.51%	$31,503	97%
Year Ended July 31, 2022	$61.91	(0.27)	(3.27)	(3.54)	—	(5.48)	(5.48)	$52.89	(6.39)%	1.50%	1.50%	(0.49)%	$33,168	58%
Year Ended July 31, 2021	$48.91	(0.24)	16.31	16.07	(0.16)	(2.91)	(3.07)	$61.91	34.03%	1.55%	1.55%	(0.45)%	$56,064	15%
Year Ended July 31, 2020(e)	$45.33	(0.01)	4.39	4.38	(0.18)	(0.62)	(0.80)	$48.91	9.68%	1.63%	1.63%	(0.01)%	$72,210	84%
Year Ended July 31, 2019(e)	$42.99	0.23	2.35	2.58	—	(0.24)	(0.24)	$45.33	5.99%	1.54%	1.54%	0.54%	$61,121	3%
Year Ended July 31, 2018(e)	$37.65	0.08	5.26	5.34	—	—	—	$42.99	14.20%	1.44%	1.44%	0.21%	$47,074	26%
Service Class
Six Months Ended January 31, 2023 (unaudited)	$41.09	(0.07)	(0.74)	(0.81)	—	(0.48)	(0.48)	$39.80	(1.92)%	2.68%	2.68%	(0.49)%	$4,299	97%
Year Ended July 31, 2022	$49.77	(0.72)	(2.48)	(3.20)	—	(5.48)	(5.48)	$41.09	(7.32)%	2.50%	2.50%	(1.49)%	$10,669	58%
Year Ended July 31, 2021	$40.09	(0.68)	13.27	12.59	—	(2.91)	(2.91)	$49.77	32.73%	2.55%	2.55%	(1.45)%	$7,148	15%
Year Ended July 31, 2020(e)	$37.50	(0.38)	3.59	3.21	—	(0.62)	(0.62)	$40.09	8.57%	2.63%	2.63%	(1.01)%	$5,327	84%
Year Ended July 31, 2019(e)	$35.96	(0.12)	1.90	1.78	—	(0.24)	(0.24)	$37.50	4.93%	2.54%	2.54%	(0.45)%	$4,232	3%
Year Ended July 31, 2018(e)	$31.80	(0.25)	4.41	4.16	—	—	—	$35.96	13.08%	2.43%	2.43%	(0.78)%	$4,676	26%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)	As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on November 18, 2019.

See accompanying notes to the financial statements.

248 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments		Total Distributions	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)		Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)
Communication Services UltraSector ProFund
Investor Class
Six Months Ended January 31, 2023 (unaudited)	$93.36	(0.07)	(5.66)	(5.73)	—	—		—	$87.63	(6.14)%	2.56%	1.78%		(0.17)%	$3,991	63%
Year Ended July 31, 2022	$172.73	(1.45)	(76.75)	(78.20)	—	(1.17	)(e)	(1.17)	$93.36	(45.54)%	1.94%	1.78%		(1.04)%	$4,623	63%
Year Ended July 31, 2021	$104.67	(1.61)	69.67	68.06	—	—		—	$172.73	65.05%	1.91%	1.82%		(1.17)%	$11,327	138%
Year Ended July 31, 2020	$92.86	(0.99)	15.68	14.69	(2.88)	—		(2.88)	$104.67	16.07%	2.37%	2.11	%(f)	(1.08)%	$5,587	82%
Year Ended July 31, 2019	$72.76	2.15	17.95	20.10	—	—		—	$92.86	27.62%	1.62%	1.62%		2.51%	$10,109	805%
Year Ended July 31, 2018	$72.31	0.03	0.42	0.45	—	—		—	$72.76	0.62%	2.22%	1.78%		0.05%	$5,680	818%
Service Class
Six Months Ended January 31, 2023 (unaudited)	$75.03	(0.39)	(4.50)	(4.89)	—	—		—	$70.14	(6.57)%	3.56%	2.78%		(1.17)%	$108	63%
Year Ended July 31, 2022	$140.52	(2.58)	(61.74)	(64.32)	—	(1.17	)(e)	(1.17)	$75.03	(46.09)%	2.94%	2.78%		(2.04)%	$106	63%
Year Ended July 31, 2021	$85.98	(2.72)	57.26	54.54	—	—		—	$140.52	63.43%	2.91%	2.82%		(2.17)%	$205	138%
Year Ended July 31, 2020	$76.53	(1.74)	12.99	11.25	(1.80)	—		(1.80)	$85.98	14.89%	3.37%	3.11	%(f)	(2.08)%	$153	82%
Year Ended July 31, 2019	$60.55	1.45	14.53	15.98	—	—		—	$76.53	26.35%	2.62%	2.62%		1.51%	$166	805%
Year Ended July 31, 2018	$60.80	(0.54)	0.29	(0.25)	—	—		—	$60.55	(0.38)%	3.22%	2.78%		(0.95)%	$123	818%
Consumer Discretionary UltraSector ProFund*
Investor Class
Six Months Ended January 31, 2023 (unaudited)	$45.84	(0.04)	(0.86)	(0.90)	—	—		—	$44.94	(1.98)%	1.69%	1.69%		(0.17)%	$28,117	2%
Year Ended July 31, 2022	$72.77	(0.53)	(20.66)	(21.19)	—	(5.74)		(5.74)	$45.84	(31.68)%	1.54%	1.54%		(0.86)%	$30,510	31%
Year Ended July 31, 2021	$54.08	(0.64)	21.74	21.10	—	(2.41)		(2.41)	$72.77	39.66%	1.56%	1.56%		(0.97)%	$76,287	130%
Year Ended July 31, 2020(g)	$46.43	(0.24)	7.89	7.65	—	—		—	$54.08	16.47%	1.67%	1.67%		(0.53)%	$44,827	80%
Year Ended July 31, 2019(g)	$43.14	(0.06)	5.21	5.15	—	(1.86)		(1.86)	$46.43	13.46%	1.57%	1.57%		(0.13)%	$90,523	106%
Year Ended July 31, 2018(f)	$34.40	(0.09)	9.58	9.49	—	(0.75)		(0.75)	$43.14	27.92%	1.52%	1.52%		(0.22)%	$131,835	35%
Service Class
Six Months Ended January 31, 2023 (unaudited)	$37.32	(0.21)	(0.71)	(0.92)	—	—		—	$36.40	(2.47)%	2.69%	2.69%		(1.17)%	$511	2%
Year Ended July 31, 2022	$60.86	(1.04)	(16.76)	(17.80)	—	(5.74)		(5.74)	$37.32	(32.37)%	2.54%	2.54%		(1.86)%	$615	31%
Year Ended July 31, 2021	$45.99	(1.19)	18.47	17.28	—	(2.41)		(2.41)	$60.86	38.29%	2.56%	2.56%		(1.97)%	$1,594	130%
Year Ended July 31, 2020(g)	$39.89	(0.63)	6.73	6.10	—	—		—	$45.99	15.30%	2.67%	2.67%		(1.53)%	$1,595	80%
Year Ended July 31, 2019(g)	$37.73	(0.43)	4.45	4.02	—	(1.86)		(1.86)	$39.89	12.34%	2.57%	2.57%		(1.13)%	$2,524	106%
Year Ended July 31, 2018(g)	$30.47	(0.43)	8.44	8.01	—	(0.75)		(0.75)	$37.73	26.64%	2.52%	2.52%		(1.22)%	$5,163	35%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)	Subsequent to the issuance of the July 31, 2022 financial statements, $0.12 of the distributution was determined to be a return of capital.
(f)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(g)	As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on November 18, 2019.
*	As described in Note 11, effective March 17, 2023, this ProFund's name changed due to a change to its underlying benchmark index.

See accompanying notes to the financial statements.

Financial Highlights :: 249

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)
Consumer Staples UltraSector ProFund*
Investor Class
Six Months Ended January 31, 2023 (unaudited)	$83.25	0.21	(12.13)	(11.92)	—	—	—	$71.33	(14.33)%	2.58%	1.78%	0.59%	$3,728	104%
Year Ended July 31, 2022	$91.85	(0.44)	(3.77)	(4.21)	—	(4.39)	(4.39)	$83.25	(5.34)%	1.88%	1.78%	(0.48)%	$3,965	142%
Year Ended July 31, 2021(e)	$59.24	(0.31)	32.92	32.61	—	—	—	$91.85	55.06%	1.88%	1.78%	(0.40)%	$4,950	209%
Year Ended July 31, 2020(e)	$53.09	0.23	7.52	7.75	—	(1.60)	(1.60)	$59.24	14.68%	2.08%	1.78%	0.44%	$7,596	162%
Year Ended July 31, 2019(e)	$51.20	0.07	2.51	2.58	(0.69)	—	(0.69)	$53.09	5.40%	2.11%	1.91%	0.15%	$4,495	46%
Year Ended July 31, 2018(e)	$53.04	0.23	(1.15)	(0.92)	(0.04)	(0.88)	(0.92)	$51.20	(1.87)%	1.89%	1.83%	0.44%	$5,321	155%
Service Class
Six Months Ended January 31, 2023 (unaudited)	$72.87	(0.10)	(10.64)	(10.74)	—	—	—	$62.13	(14.76)%	3.57%	2.77%	(0.40)%	$147	104%
Year Ended July 31, 2022	$81.66	(1.27)	(3.13)	(4.40)	—	(4.39)	(4.39)	$72.87	(6.25)%	2.88%	2.78%	(1.48)%	$241	142%
Year Ended July 31, 2021(e)	$53.19	(1.01)	29.48	28.47	—	—	—	$81.66	53.53%	2.88%	2.78%	(1.40)%	$441	209%
Year Ended July 31, 2020(e)	$48.29	(0.25)	6.75	6.50	—	(1.60)	(1.60)	$53.19	13.53%	3.08%	2.78%	(0.56)%	$457	162%
Year Ended July 31, 2019(e)	$46.44	(0.37)	2.36	1.99	(0.14)	—	(0.14)	$48.29	4.38%	3.09%	2.89%	(0.83)%	$391	46%
Year Ended July 31, 2018(e)	$48.62	(0.25)	(1.05)	(1.30)	—	(0.88)	(0.88)	$46.44	(2.85)%	2.89%	2.83%	(0.56)%	$699	155%
Energy UltraSector ProFund*
Investor Class
Six Months Ended January 31, 2023 (unaudited)	$38.26	0.47	7.41	7.88	(0.77)	(0.43)	(1.20)	$44.94	20.78%	1.54%	1.54%	2.21%	$52,404	158%
Year Ended July 31, 2022	$19.35	0.44	18.84	19.28	(0.37)	—	(0.37)	$38.26	100.88%	1.51%	1.51%	1.47%	$42,754	117%
Year Ended July 31, 2021	$11.97	0.23	7.38	7.61	(0.23)	—	(0.23)	$19.35	64.47%	1.64%	1.64%	1.36%	$29,753	239%
Year Ended July 31, 2020	$29.28	0.29	(17.22)	(16.93)	(0.38)	—	(0.38)	$11.97	(58.57)%	1.87%	1.87%	1.61%	$11,544	40%
Year Ended July 31, 2019	$42.24	0.37	(12.87)	(12.50)	(0.46)	—	(0.46)	$29.28	(29.45)%	1.74%	1.74%	1.11%	$13,402	53%
Year Ended July 31, 2018	$33.39	0.29	8.88	9.17	(0.32)	—	(0.32)	$42.24	27.56%	1.56%	1.56%	0.78%	$43,157	152%
Service Class
Six Months Ended January 31, 2023 (unaudited)	$32.52	0.29	6.22	6.51	(0.26)	(0.43)	(0.69)	$38.34	20.14%	2.54%	2.54%	1.21%	$2,485	158%
Year Ended July 31, 2022	$16.49	0.18	16.02	16.20	(0.17)	—	(0.17)	$32.52	98.87%	2.51%	2.51%	0.47%	$2,284	117%
Year Ended July 31, 2021	$10.27	0.09	6.27	6.36	(0.14)	—	(0.14)	$16.49	62.71%	2.64%	2.64%	0.36%	$1,395	239%
Year Ended July 31, 2020	$25.07	0.14	(14.88)	(14.74)	(0.06)	—	(0.06)	$10.27	(58.92)%	2.87%	2.87%	0.61%	$626	40%
Year Ended July 31, 2019	$36.03	0.08	(10.96)	(10.88)	(0.08)	—	(0.08)	$25.07	(30.16)%	2.74%	2.74%	0.11%	$730	53%
Year Ended July 31, 2018	$28.53	(0.02)	7.52	7.50	—	—	—	$36.03	26.29%	2.56%	2.56%	(0.22)%	$1,651	152%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)	As described in Note 9, share amounts have been adjusted for 2:1 share split that occurred on December 14, 2020.
*	As described in Note 11, effective March 17, 2023, this ProFund's name changed due to a change to its underlying benchmark index.

See accompanying notes to the financial statements.

250 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(b)		Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)
Europe 30 ProFund
Investor Class
Six Months Ended January 31, 2023 (unaudited)	$12.98	0.14	0.74	0.88	(0.25)	(0.25)	$13.61	6.92%		2.96%	1.78%	2.14%	$1,947	334%
Year Ended July 31, 2022	$13.97	0.23	(1.10)	(0.87)	(0.12)	(0.12)	$12.98	(6.25)%		2.32%	1.78%	1.68%	$4,540	954%
Year Ended July 31, 2021	$10.91	0.13	3.23	3.36	(0.30)	(0.30)	$13.97	31.39%		2.15%	1.78%	1.03%	$3,190	522%
Year Ended July 31, 2020	$12.56	0.16	(1.70)	(1.54)	(0.11)	(0.11)	$10.91	(12.42)%		2.20%	1.78%	1.35%	$4,306	1,122%
Year Ended July 31, 2019	$14.58	0.25	(0.86)	(0.61)	(1.41)	(1.41)	$12.56	(3.95	)%(e)	2.23%	1.78%	1.96%	$4,997	1,311%
Year Ended July 31, 2018	$13.99	0.17	0.56	0.73	(0.14)	(0.14)	$14.58	5.30	%(f)	1.87%	1.75%	1.19%	$3,109	540%
Service Class
Six Months Ended January 31, 2023 (unaudited)	$14.05	0.07	0.80	0.87	(0.19)	(0.19)	$14.73	6.28%		3.96%	2.78%	1.14%	$668	334%
Year Ended July 31, 2022	$15.25	0.08	(1.16)	(1.08)	(0.12)	(0.12)	$14.05	(7.11)%		3.32%	2.78%	0.68%	$187	954%
Year Ended July 31, 2021	$11.90	(0.01)	3.54	3.53	(0.18)	(0.18)	$15.25	30.05%		3.15%	2.78%	0.03%	$212	522%
Year Ended July 31, 2020	$13.74	0.03	(1.87)	(1.84)	—	—	$11.90	(13.46)%		3.20%	2.78%	0.35%	$159	1,122%
Year Ended July 31, 2019	$15.32	0.11	(0.83)	(0.72)	(0.86)	(0.86)	$13.74	(4.80	)%(e)	3.23%	2.78%	0.96%	$265	1,311%
Year Ended July 31, 2018	$14.72	0.02	0.58	0.60	—	—	$15.32	4.14	%(f)	2.87%	2.75%	0.19%	$328	540%
Falling U.S. Dollar ProFund
Investor Class
Six Months Ended January 31, 2023 (unaudited)	$13.81	0.13	0.35	0.48	—	—	$14.29	3.40%		5.74%	1.78%	1.82%	$3,066	—
Year Ended July 31, 2022	$16.23	(0.23)	(2.19)	(2.42)	—	—	$13.81	(14.85)%		4.94%	1.78%	(1.53)%	$750	—
Year Ended July 31, 2021	$16.41	(0.29)	0.11	(0.18)	—	—	$16.23	(1.10)%		3.20%	1.78%	(1.77)%	$1,240	—
Year Ended July 31, 2020	$15.97	(0.12)	0.56	0.44	—	—	$16.41	2.76%		5.66%	1.78%	(0.78)%	$1,230	—
Year Ended July 31, 2019	$17.03	0.08	(1.14)	(1.06)	—	—	$15.97	(6.22)%		2.98%	1.78%	0.48%	$1,000	—
Year Ended July 31, 2018	$17.77	(0.08)	(0.66)	(0.74)	—	—	$17.03	(4.16)%		2.96%	1.78%	(0.44)%	$1,255	—
Service Class
Six Months Ended January 31, 2023 (unaudited)	$12.44	0.06	0.28	0.34	—	—	$12.78	2.90%		6.74%	2.78%	0.82%	$25	—
Year Ended July 31, 2022	$14.71	(0.37)	(1.90)	(2.27)	—	—	$12.44	(15.80)%		5.94%	2.78%	(2.53)%	$3	—
Year Ended July 31, 2021	$15.05	(0.44)	0.10	(0.34)	—	—	$14.71	(2.12)%		4.20%	2.78%	(2.77)%	$2	—
Year Ended July 31, 2020	$14.81	(0.27)	0.51	0.24	—	—	$15.05	1.82%		6.66%	2.78%	(1.78)%	$2	—
Year Ended July 31, 2019	$15.93	(0.08)	(1.04)	(1.12)	—	—	$14.81	(7.09)%		3.98%	2.78%	(0.52)%	$7	—
Year Ended July 31, 2018	$16.78	(0.24)	(0.61)	(0.85)	—	—	$15.93	(5.07)%		3.96%	2.78%	(1.44)%	$744	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)	During the year ended July 31, 2019, the ProFund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 2.65%.
(f)	During the year ended July 31, 2018, the ProFund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.44%.

See accompanying notes to the financial statements.

Financial Highlights :: 251

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments		Total Distributions	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)
Financials UltraSector ProFund
Investor Class
Six Months Ended January 31, 2023 (unaudited)	$26.94	0.04	1.84	1.88	—	—		—	$28.82	7.01%	2.17%	1.84%	0.35%	$5,078	21%
Year Ended July 31, 2022	$32.99	(0.13)	(3.52)	(3.65)	—	(2.40	)(e)	(2.40)	$26.94	(12.30)%	1.73%	1.72%	(0.41)%	$5,211	306%
Year Ended July 31, 2021	$19.18	(0.11)	13.92	13.81	—	—		—	$32.99	72.00%	1.79%	1.75%	(0.38)%	$11,499	650%
Year Ended July 31, 2020	$24.82	0.03	(5.21)	(5.18)	(0.46)	—		(0.46)	$19.18	(21.40)%	1.87%	1.84%	0.13%	$4,239	271%
Year Ended July 31, 2019	$23.18	0.13	1.51	1.64	—	—		—	$24.82	7.07%	1.72%	1.72%	0.56%	$39,881	394%
Year Ended July 31, 2018	$19.90	0.01	3.27	3.28	—	—		—	$23.18	16.48%	1.66%	1.66%	0.06%	$9,238	360%
Service Class
Six Months Ended January 31, 2023 (unaudited)	$22.14	(0.06)	1.49	1.43	—	—		—	$23.57	6.46%	3.17%	2.84%	(0.65)%	$481	21%
Year Ended July 31, 2022	$27.76	(0.40)	(2.82)	(3.22)	—	(2.40	)(e)	(2.40)	$22.14	(13.15)%	2.73%	2.72%	(1.41)%	$535	306%
Year Ended July 31, 2021	$16.31	(0.33)	11.78	11.45	—	—		—	$27.76	70.20%	2.79%	2.75%	(1.38)%	$675	650%
Year Ended July 31, 2020	$21.11	(0.16)	(4.48)	(4.64)	(0.16)	—		(0.16)	$16.31	(22.20)%	2.87%	2.84%	(0.87)%	$443	271%
Year Ended July 31, 2019	$19.91	(0.07)	1.27	1.20	—	—		—	$21.11	5.97%	2.72%	2.72%	(0.44)%	$1,326	394%
Year Ended July 31, 2018	$17.27	(0.18)	2.82	2.64	—	—		—	$19.91	15.34%	2.66%	2.66%	(0.94)%	$811	360%
Health Care UltraSector ProFund
Investor Class
Six Months Ended January 31, 2023 (unaudited)	$99.80	0.07	(0.57)	(0.50)	—	—		—	$99.30	(0.51)%	1.77%	1.77%	0.15%	$16,455	33%
Year Ended July 31, 2022	$106.01	(0.51)	(5.70)	(6.21)	—	—		—	$99.80	(5.85)%	1.61%	1.61%	(0.50)%	$16,631	110%
Year Ended July 31, 2021	$75.52	(0.50)	30.99	30.49	—	—		—	$106.01	40.37%	1.73%	1.73%	(0.59)%	$40,753	226%
Year Ended July 31, 2020	$61.57	(0.19)	14.17	13.98	(0.03)	—		(0.03)	$75.52	22.71%	1.78%	1.78%	(0.28)%	$46,004	201%
Year Ended July 31, 2019	$60.66	0.10	0.83	0.93	(0.02)	—		(0.02)	$61.57	1.54%	1.58%	1.58%	0.16%	$14,650	226%
Year Ended July 31, 2018	$56.25	(0.05)	10.27	10.22	—	(5.81)		(5.81)	$60.66	19.30%	1.56%	1.56%	(0.09)%	$39,320	151%
Service Class
Six Months Ended January 31, 2023 (unaudited)	$80.71	(0.32)	(0.48)	(0.80)	—	—		—	$79.91	(1.00)%	2.77%	2.77%	(0.85)%	$1,054	33%
Year Ended July 31, 2022	$86.59	(1.35)	(4.53)	(5.88)	—	—		—	$80.71	(6.79)%	2.61%	2.61%	(1.50)%	$1,075	110%
Year Ended July 31, 2021	$62.29	(1.19)	25.49	24.30	—	—		—	$86.59	39.03%	2.71%	2.71%	(1.57)%	$1,213	226%
Year Ended July 31, 2020	$51.25	(0.73)	11.77	11.04	—	—		—	$62.29	21.54%	2.74%	2.74%	(1.24)%	$1,180	201%
Year Ended July 31, 2019	$50.97	(0.40)	0.68	0.28	—	—		—	$51.25	0.55%	2.55%	2.55%	(0.81)%	$1,328	226%
Year Ended July 31, 2018	$48.57	(0.53)	8.74	8.21	—	(5.81)		(5.81)	$50.97	18.14%	2.55%	2.55%	(1.08)%	$2,230	151%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)	Subsequent to the issuance of the July 31, 2022 financial statements, less than $0.005 of the distribution was determined to be a return of capital.

See accompanying notes to the financial statements.

252 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains on Investments		Total Distributions	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)
Industrials UltraSector ProFund
Investor Class
Six Months Ended January 31, 2023 (unaudited)	$46.85	0.05	1.47	1.52	—		—	$48.37	3.22%	2.58%	1.78%	0.22%	$3,740	29%
Year Ended July 31, 2022	$61.05	(0.40)	(11.73)	(12.13)	(2.07	)(e)	(2.07)	$46.85	(20.49)%	1.88%	1.75%	(0.70)%	$3,354	174%
Year Ended July 31, 2021	$36.50	(0.44)	24.99	24.55	—		—	$61.05	67.26%	1.86%	1.78%	(0.84)%	$19,362	427%
Year Ended July 31, 2020(f)	$39.16	(0.09)	(2.57)	(2.66)	—		—	$36.50	(6.78)%	2.12%	1.87%	(0.23)%	$4,033	57%
Year Ended July 31, 2019(f)	$36.86	(0.04)	2.34	2.30	—		—	$39.16	6.22%	1.84%	1.84%	(0.10)%	$9,520	485%
Year Ended July 31, 2018(f)	$31.94	(0.04)	6.39	6.35	(1.43)		(1.43)	$36.86	20.04%	1.63%	1.63%	(0.12)%	$7,850	240%
Service Class
Six Months Ended January 31, 2023 (unaudited)	$39.45	(0.14)	1.20	1.06	—		—	$40.51	2.66%	3.58%	2.78%	(0.78)%	$286	29%
Year Ended July 31, 2022	$52.23	(0.85)	(9.86)	(10.71)	(2.07	)(e)	(2.07)	$39.45	(21.29)%	2.88%	2.75%	(1.70)%	$276	174%
Year Ended July 31, 2021	$31.55	(0.89)	21.57	20.68	—		—	$52.23	65.58%	2.86%	2.78%	(1.84)%	$404	427%
Year Ended July 31, 2020(f)	$34.18	(0.42)	(2.21)	(2.63)	—		—	$31.55	(7.69)%	3.12%	2.87%	(1.23)%	$226	57%
Year Ended July 31, 2019(f)	$32.50	(0.35)	2.03	1.68	—		—	$34.18	5.16%	2.84%	2.84%	(1.10)%	$962	485%
Year Ended July 31, 2018(f)	$28.59	(0.35)	5.69	5.34	(1.43)		(1.43)	$32.50	18.83%	2.63%	2.63%	(1.12)%	$510	240%
Internet UltraSector ProFund
Investor Class
Six Months Ended January 31, 2023 (unaudited)	$28.60	(0.09)	(1.21)	(1.30)	—		—	$27.30	(4.55)%	1.62%	1.62%	(0.69)%	$67,654	13%
Year Ended July 31, 2022	$79.79	(0.68)	(39.88)	(40.56)	(10.63)		(10.63)	$28.60	(57.90)%	1.48%	1.48%	(1.28)%	$76,762	26%
Year Ended July 31, 2021(g)	$66.20	(0.95)	28.88	27.93	(14.34)		(14.34)	$79.79	45.51%	1.52%	1.52%	(1.34)%	$224,716	55%
Year Ended July 31, 2020(g)	$49.72	(0.46)	17.00	16.54	(0.06)		(0.06)	$66.20	33.31%	1.60%	1.60%	(0.97)%	$206,228	59%
Year Ended July 31, 2019(g)	$46.29	(0.34)	3.78	3.43	—		—	$49.72	7.43%	1.50%	1.50%	(0.75)%	$209,745	61%
Year Ended July 31, 2018(g)	$32.50	(0.38)	17.40	17.02	(3.23)		(3.23)	$46.29	55.54%	1.42%	1.42%	(0.94)%	$275,914	69%
Service Class
Six Months Ended January 31, 2023 (unaudited)	$18.65	(0.17)	(0.77)	(0.94)	—		—	$17.71	(5.04)%	2.62%	2.62%	(1.69)%	$3,097	13%
Year Ended July 31, 2022	$56.65	(1.05)	(26.32)	(27.37)	(10.63)		(10.63)	$18.65	(58.32)%	2.48%	2.48%	(2.28)%	$3,642	26%
Year Ended July 31, 2021(g)	$50.74	(1.49)	21.74	20.25	(14.34)		(14.34)	$56.65	44.07%	2.52%	2.52%	(2.34)%	$14,190	55%
Year Ended July 31, 2020(g)	$38.50	(0.83)	13.13	12.30	(0.06)		(0.06)	$50.74	32.01%	2.60%	2.60%	(1.97)%	$9,906	59%
Year Ended July 31, 2019(g)	$36.20	(0.70)	3.00	2.30	—		—	$38.50	6.35%	2.50%	2.50%	(1.75)%	$10,311	61%
Year Ended July 31, 2018(g)	$26.25	(0.70)	13.88	13.18	(3.23)		(3.23)	$36.20	54.00%	2.42%	2.42%	(1.94)%	$16,652	69%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)	Subsequent to the issuance of the July 31, 2022 financial statements, less than $0.005 of the distribution was determined to be a return of capital.
(f)	As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on November 18, 2019.
(g)	As described in Note 9, share amounts have been adjusted for 2:1 share split that occurred on December 14, 2020.

See accompanying notes to the financial statements.

Financial Highlights :: 253

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)		Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)
Large-Cap Growth ProFund
Investor Class
Six Months Ended January 31, 2023 (unaudited)	$129.16	(0.44)	(12.02)	(12.46)	—	(2.15)	(2.15)	$114.55	(9.57)%		1.88%	1.88%	(0.78)%	$8,133	83%
Year Ended July 31, 2022	$146.04	(1.19)	(14.13)	(15.32)	—	(1.56)	(1.56)	$129.16	(10.69	)%(e)	1.57%	1.57%	(0.84)%	$11,048	756%
Year Ended July 31, 2021	$111.89	(0.81)	39.10	38.29	—	(4.14)	(4.14)	$146.04	34.95%		1.59%	1.59%	(0.66)%	$31,409	297%
Year Ended July 31, 2020	$95.94	(0.33)	20.61	20.28	—	(4.33)	(4.33)	$111.89	21.78%		1.69%	1.69%	(0.34)%	$50,145	358%
Year Ended July 31, 2019	$90.85	(0.12)	6.68	6.56	—	(1.47)	(1.47)	$95.94	7.56%		1.61%	1.61%	(0.14)%	$22,113	536%
Year Ended July 31, 2018	$77.09	(0.15)	15.06	14.91	—	(1.15)	(1.15)	$90.85	19.47%		1.57%	1.57%	(0.18)%	$33,364	380%
Service Class
Six Months Ended January 31, 2023 (unaudited)	$103.18	(0.90)	(9.53)	(10.43)	—	(2.15)	(2.15)	$90.60	(10.02)%		2.87%	2.87%	(1.77)%	$1,332	83%
Year Ended July 31, 2022	$118.11	(2.33)	(11.04)	(13.37)	—	(1.56)	(1.56)	$103.18	(11.56	)%(e)	2.56%	2.56%	(1.83)%	$1,234	756%
Year Ended July 31, 2021	$92.09	(1.83)	31.99	30.16	—	(4.14)	(4.14)	$118.11	33.61%		2.58%	2.58%	(1.66)%	$1,467	297%
Year Ended July 31, 2020	$80.47	(1.14)	17.09	15.95	—	(4.33)	(4.33)	$92.09	20.53%		2.69%	2.69%	(1.34)%	$1,014	358%
Year Ended July 31, 2019	$77.22	(0.89)	5.61	4.72	—	(1.47)	(1.47)	$80.47	6.50%		2.61%	2.61%	(1.14)%	$3,894	536%
Year Ended July 31, 2018	$66.34	(0.85)	12.88	12.03	—	(1.15)	(1.15)	$77.22	18.28%		2.57%	2.57%	(1.18)%	$1,307	380%
Large-Cap Value ProFund
Investor Class
Six Months Ended January 31, 2023 (unaudited)	$82.34	0.17	5.64	5.81	(0.14)	—	(0.14)	$88.01	7.07%		1.81%	1.81%	0.41%	$8,940	430%
Year Ended July 31, 2022	$84.34	0.38	(1.79)	(1.41)	(0.59)	—	(0.59)	$82.34	(1.72)%		1.65%	1.65%	0.45%	$18,196	1,059%
Year Ended July 31, 2021	$63.28	0.47	20.59	21.06	—	—	—	$84.34	33.28%		1.71%	1.71%	0.63%	$4,334	769%
Year Ended July 31, 2020	$66.30	0.64	(3.66)	(3.02)	—	—	—	$63.28	(4.55)%		1.75%	1.75%	0.94%	$4,704	481%
Year Ended July 31, 2019	$66.02	0.45	2.05	2.50	—	(2.22)	(2.22)	$66.30	4.38%		1.80%	1.77%	0.71%	$11,810	1,011%
Year Ended July 31, 2018	$61.42	0.40	4.84	5.24	(0.42)	(0.22)	(0.64)	$66.02	8.55%		1.85%	1.78%	0.64%	$5,296	788%
Service Class
Six Months Ended January 31, 2023 (unaudited)	$71.84	(0.19)	4.87	4.68	—	—	—	$76.52	6.50%		2.81%	2.81%	(0.59)%	$2,674	430%
Year Ended July 31, 2022	$73.84	(0.36)	(1.64)	(2.00)	—	—	—	$71.84	(2.69)%		2.65%	2.65%	(0.55)%	$1,784	1,059%
Year Ended July 31, 2021	$55.95	(0.19)	18.08	17.89	—	—	—	$73.84	31.97%		2.71%	2.71%	(0.37)%	$1,855	769%
Year Ended July 31, 2020	$59.23	0.05	(3.33)	(3.28)	—	—	—	$55.95	(5.54)%		2.75%	2.75%	(0.06)%	$1,421	481%
Year Ended July 31, 2019	$59.82	(0.12)	1.75	1.63	—	(2.22)	(2.22)	$59.23	3.37%		2.80%	2.77%	(0.29)%	$1,233	1,011%
Year Ended July 31, 2018	$55.88	(0.18)	4.34	4.16	—	(0.22)	(0.22)	$59.82	7.44%		2.85%	2.78%	(0.36)%	$635	788%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)	During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.03%.

See accompanying notes to the financial statements.

254 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)		Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)
Materials UltraSector ProFund*
Investor Class
Six Months Ended January 31, 2023 (unaudited)	$92.29	0.20	16.12	16.32	—	—	—	$108.61	17.67%	2.25%	1.88%		0.43%	$5,503	17%
Year Ended July 31, 2022	$101.46	(0.29)	(8.88)	(9.17)	—	—	—	$92.29	(9.03)%	1.93%	1.89%		(0.28)%	$4,652	194%
Year Ended July 31, 2021	$63.17	(0.16)	38.67	38.51	(0.01)	(0.21)	(0.22)	$101.46	61.04%	1.82%	1.78%		(0.19)%	$10,709	698%
Year Ended July 31, 2020	$63.98	0.08	(0.89)	(0.81)	—	—	—	$63.17	(1.25)%	2.43%	1.85%		0.15%	$2,897	62%
Year Ended July 31, 2019	$74.26	0.12	(10.40)	(10.28)	—	—	—	$63.98	(13.84)%	2.15%	2.05	%(e)	0.19%	$4,637	179%
Year Ended July 31, 2018	$63.66	(0.11)	10.71	10.60	—	—	—	$74.26	16.65%	1.67%	1.67%		(0.15)%	$7,427	460%
Service Class
Six Months Ended January 31, 2023 (unaudited)	$79.82	(0.21)	13.84	13.63	—	—	—	$93.45	17.07%	3.25%	2.88%		(0.57)%	$592	17%
Year Ended July 31, 2022	$88.60	(1.18)	(7.60)	(8.78)	—	—	—	$79.82	(9.91)%	2.93%	2.89%		(1.28)%	$510	194%
Year Ended July 31, 2021	$55.74	(0.92)	33.99	33.07	—	(0.21)	(0.21)	$88.60	59.44%	2.82%	2.78%		(1.19)%	$983	698%
Year Ended July 31, 2020	$57.02	(0.44)	(0.84)	(1.28)	—	—	—	$55.74	(2.24)%	3.43%	2.85%		(0.85)%	$278	62%
Year Ended July 31, 2019	$66.85	(0.45)	(9.38)	(9.83)	—	—	—	$57.02	(14.72)%	3.15%	3.05	%(e)	(0.81)%	$316	179%
Year Ended July 31, 2018	$57.88	(0.77)	9.74	8.97	—	—	—	$66.85	15.49%	2.67%	2.67%		(1.15)%	$601	460%
Mid-Cap Growth ProFund
Investor Class
Six Months Ended January 31, 2023 (unaudited)	$88.50	(0.28)	1.48 (f)	1.20	—	(2.65)	(2.65)	$87.05	1.60%	2.43%	1.90%		(0.67)%	$2,940	286%
Year Ended July 31, 2022	$128.38	(1.19)	(11.75)	(12.94)	—	(26.94)	(26.94)	$88.50	(13.02)%	2.35%	2.04	%(e)	(1.19)%	$2,708	197%
Year Ended July 31, 2021	$96.99	(0.78)	35.25	34.47	—	(3.08)	(3.08)	$128.38	35.95%	1.69%	1.69%		(0.74)%	$3,719	233%
Year Ended July 31, 2020	$94.01	(0.79)	3.77	2.98	—	—	—	$96.99	3.17%	1.77%	1.77%		(0.88)%	$38,215	457%
Year Ended July 31, 2019	$93.83	(0.40)	0.58	0.18	—	—	—	$94.01	0.19%	1.73%	1.73%		(0.44)%	$17,792	385%
Year Ended July 31, 2018	$82.27	(0.50)	12.06	11.56	—	—	—	$93.83	14.05%	1.70%	1.70%		(0.56)%	$19,895	384%
Service Class
Six Months Ended January 31, 2023 (unaudited)	$66.59	(0.60)	1.11 (f)	0.51	—	(2.65)	(2.65)	$64.45	1.07%	3.43%	2.90%		(1.67)%	$524	286%
Year Ended July 31, 2022	$104.06	(2.01)	(8.52)	(10.53)	—	(26.94)	(26.94)	$66.59	(13.90)%	3.35%	3.04	%(e)	(2.19)%	$522	197%
Year Ended July 31, 2021	$79.88	(1.74)	29.00	27.26	—	(3.08)	(3.08)	$104.06	34.61%	2.69%	2.69%		(1.74)%	$782	233%
Year Ended July 31, 2020	$78.22	(1.56)	3.22	1.66	—	—	—	$79.88	2.12%	2.77%	2.77%		(1.88)%	$780	457%
Year Ended July 31, 2019	$78.84	(1.15)	0.53	(0.62)	—	—	—	$78.22	(0.79)%	2.73%	2.73%		(1.44)%	$2,315	385%
Year Ended July 31, 2018	$69.82	(1.25)	10.27	9.02	—	—	—	$78.84	12.92%	2.70%	2.70%		(1.56)%	$950	384%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(f)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
*	As described in Note 11, effective March 17, 2023, this ProFund's name changed due to a change to its underlying benchmark index.

See accompanying notes to the financial statements.

Financial Highlights :: 255

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From							Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income		Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)		Gross Expenses(c)	Net Expenses(c)		Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)
Mid-Cap ProFund
Investor Class
Six Months Ended January 31, 2023 (unaudited)	$102.00	0.13	5.33	(e)	5.46	—		—	—	$107.46	5.34%		2.10%	1.78%		0.29%	$6,834	223%
Year Ended July 31, 2022	$112.82	(0.80)	(7.51)		(8.31)	—		(2.51)	(2.51)	$102.00	(7.57	)%(f)	1.95%	1.82%		(0.76)%	$3,106	18%
Year Ended July 31, 2021	$78.62	(1.05)	35.48		34.43	—		(0.23)	(0.23)	$112.82	43.91%		1.83%	1.83%		(1.06)%	$6,198	107%
Year Ended July 31, 2020	$87.39	(0.41)	(4.01)		(4.42)	(0.08)		(4.27)	(4.35)	$78.62	(5.52)%		1.97%	1.97	%(g)	(0.52)%	$4,207	238%
Year Ended July 31, 2019	$91.18	0.02	(1.59)		(1.57)	(0.05)		(2.17)	(2.22)	$87.39	(1.25)%		1.67%	1.67%		0.03%	$7,025	43%
Year Ended July 31, 2018	$87.31	(0.20)	10.73		10.53	—		(6.66)	(6.66)	$91.18	12.38%		1.54%	1.54%		(0.23)%	$19,933	21%
Service Class
Six Months Ended January 31, 2023 (unaudited)	$80.67	(0.27)	4.16	(e)	3.89	—		—	—	$84.56	4.81%		3.10%	2.78%		(0.71)%	$6,603	223%
Year Ended July 31, 2022	$90.61	(1.66)	(5.77)		(7.43)	—		(2.51)	(2.51)	$80.67	(8.47	)%(f)	2.95%	2.82%		(1.76)%	$795	18%
Year Ended July 31, 2021	$63.84	(1.86)	28.86		27.00	—		(0.23)	(0.23)	$90.61	42.47%		2.83%	2.83%		(2.06)%	$816	107%
Year Ended July 31, 2020	$72.34	(1.07)	(3.16)		(4.23)	—		(4.27)	(4.27)	$63.84	(6.45)%		2.97%	2.97	%(g)	(1.52)%	$556	238%
Year Ended July 31, 2019	$76.62	(0.69)	(1.42)		(2.11)	—		(2.17)	(2.17)	$72.34	(2.23)%		2.67%	2.67%		(0.97)%	$2,655	43%
Year Ended July 31, 2018	$75.06	(0.96)	9.18		8.22	—		(6.66)	(6.66)	$76.62	11.26%		2.54%	2.54%		(1.23)%	$783	21%
Mid-Cap Value ProFund
Investor Class
Six Months Ended January 31, 2023 (unaudited)	$93.28	0.21	8.59	(e)	8.80	—		—	—	$102.08	9.42%		1.88%	1.78%		0.46%	$11,985	298%
Year Ended July 31, 2022	$95.91	0.19	(1.93	)(e)	(1.74)	—		(0.89)	(0.89)	$93.28	(1.86	)%(h)	1.85%	1.78%		0.21%	$21,740	512%
Year Ended July 31, 2021	$62.48	0.10	33.50		33.60	(0.17)		—	(0.17)	$95.91	53.86%		1.86%	1.78%		0.13%	$4,856	772%
Year Ended July 31, 2020	$73.65	0.20	(11.06)		(10.86)	(0.31	)(i)	—	(0.31)	$62.48	(14.82	)%(j)	2.10%	1.78%		0.29%	$4,189	322%
Year Ended July 31, 2019	$78.08	0.08	(2.04)		(1.96)	(0.11)		(2.36)	(2.47)	$73.65	(1.94)%		1.78%	1.78%		0.11%	$5,554	708%
Year Ended July 31, 2018	$78.19	(0.11)	8.25		8.14	—		(8.25)	(8.25)	$78.08	10.85%		1.94%	1.78%		(0.15)%	$7,731	312%
Service Class
Six Months Ended January 31, 2023 (unaudited)	$74.33	(0.16)	6.77	(e)	6.61	—		—	—	$80.94	8.88%		2.88%	2.78%		(0.54)%	$891	298%
Year Ended July 31, 2022	$77.37	(0.57)	(1.58	)(e)	(2.15)	—		(0.89)	(0.89)	$74.33	(2.84	)%(h)	2.85%	2.78%		(0.79)%	$620	512%
Year Ended July 31, 2021	$50.79	(0.57)	27.15		26.58	—		—	—	$77.37	52.35%		2.86%	2.78%		(0.87)%	$649	772%
Year Ended July 31, 2020	$60.23	(0.36)	(9.08)		(9.44)	—		—	—	$50.79	(15.67	)%(j)	3.10%	2.78%		(0.71)%	$417	322%
Year Ended July 31, 2019	$64.88	(0.52)	(1.77)		(2.29)	—		(2.36)	(2.36)	$60.23	(2.89)%		2.78%	2.78%		(0.89)%	$587	708%
Year Ended July 31, 2018	$66.90	(0.76)	6.99		6.23	—		(8.25)	(8.25)	$64.88	9.73%		2.94%	2.78%		(1.15)%	$562	312%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(f)	During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.04%.
(g)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(h)	During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.06%.
(i)	Subsequent to the issuance of the July 31, 2020 financial statements, $0.05 of the distribution was determined to be a return of capital.
(j)	During the year ended July 31, 2020, the ProFund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.22%.

See accompanying notes to the financial statements.

256 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)		Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)
Nasdaq-100 ProFund
Investor Class
Six Months Ended January 31, 2023 (unaudited)	$115.16	0.45	(8.94)	(8.49)	—	—	—	$106.67	(7.37)%	1.61%	1.61%		0.87%	$107,759	136%
Year Ended July 31, 2022	$139.20	(1.27)	(19.08)	(20.35)	—	(3.69)	(3.69)	$115.16	(15.20)%	1.46%	1.46%		(0.97)%	$48,382	635%
Year Ended July 31, 2021	$104.21	(1.20)	37.52	36.32	—	(1.33)	(1.33)	$139.20	35.07%	1.48%	1.48%		(1.01)%	$153,313	440%
Year Ended July 31, 2020	$76.83	(0.54)	28.66	28.12	—	(0.74)	(0.74)	$104.21	36.83%	1.56%	1.56%		(0.65)%	$108,633	39%
Year Ended July 31, 2019	$71.37	0.02	5.44	5.46	—	—	—	$76.83	7.65%	1.52%	1.52%		0.03%	$101,799	15%
Year Ended July 31, 2018	$58.96	(0.19)	13.07	12.88	—	(0.47)	(0.47)	$71.37	21.94%	1.44%	1.44%		(0.30)%	$83,056	3%
Service Class
Six Months Ended January 31, 2023 (unaudited)	$90.41	0.04	(7.15)	(7.11)	—	—	—	$83.30	(7.87)%	2.61%	2.61%		(0.13)%	$5,766	136%
Year Ended July 31, 2022	$111.10	(2.30)	(14.70)	(17.00)	—	(3.69)	(3.69)	$90.41	(16.03)%	2.46%	2.46%		(1.97)%	$6,964	635%
Year Ended July 31, 2021	$84.23	(2.15)	30.35	28.20	—	(1.33)	(1.33)	$111.10	33.74%	2.48%	2.48%		(2.01)%	$7,473	440%
Year Ended July 31, 2020	$62.84	(1.22)	23.35	22.13	—	(0.74)	(0.74)	$84.23	35.48%	2.55%	2.55%		(1.64)%	$8,412	39%
Year Ended July 31, 2019	$58.96	(0.56)	4.44	3.88	—	—	—	$62.84	6.58%	2.51%	2.51%		(0.96)%	$5,884	15%
Year Ended July 31, 2018	$49.27	(0.74)	10.90	10.16	—	(0.47)	(0.47)	$58.96	20.75%	2.44%	2.44%		(1.30)%	$8,137	3%
Oil & Gas Equipment & Services UltraSector ProFund*
Investor Class
Six Months Ended January 31, 2023 (unaudited)	$77.29	0.02	42.12	42.14	—	—	—	$119.43	54.52%	1.68%	1.68%		0.05%	$19,915	120%
Year Ended July 31, 2022	$61.47	(0.51)	16.33	15.82	—	—	—	$77.29	25.74%	1.65%	1.65%		(0.69)%	$13,020	218%
Year Ended July 31, 2021(e)	$36.47	(0.47)	25.55	25.08	(0.08)	—	(0.08)	$61.47	68.77%	1.73%	1.71%		(0.80)%	$15,229	727%
Year Ended July 31, 2020(e)(f)	$166.00	0.20	(129.73)	(129.53)	—	—	—	$36.47	(78.03)%	2.12%	1.86%		0.73%	$9,408	396%
Year Ended July 31, 2019(e)(f)	$403.70	(1.28)	(232.26)	(233.54)	(4.16)	—	(4.16)	$166.00	(57.83)%	2.09%	2.09	%(g)	(0.61)%	$6,205	248%
Year Ended July 31, 2018(e)(f)	$401.13	3.20	8.65	11.85	(9.28)	—	(9.28)	$403.70	3.02%	1.60%	1.60%		0.83%	$8,203	316%
Service Class
Six Months Ended January 31, 2023 (unaudited)	$68.41	(0.39)	37.18	36.79	—	—	—	$105.20	53.77%	2.68%	2.68%		(0.95)%	$616	120%
Year Ended July 31, 2022	$54.96	(1.20)	14.65	13.45	—	—	—	$68.41	24.49%	2.65%	2.65%		(1.69)%	$1,247	218%
Year Ended July 31, 2021(e)	$32.90	(0.95)	23.01	22.06	—	—	—	$54.96	67.15%	2.73%	2.71%		(1.80)%	$621	727%
Year Ended July 31, 2020(e)(f)	$151.47	(0.04)	(118.53)	(118.57)	—	—	—	$32.90	(78.28)%	3.12%	2.86%		(0.27)%	$353	396%
Year Ended July 31, 2019(e)(f)	$362.87	(3.20)	(208.20)	(211.40)	— (h)	—	— (h)	$151.47	(58.27)%	3.09%	3.09	%(g)	(1.61)%	$373	248%
Year Ended July 31, 2018(e)(f)	$359.98	(0.32)	7.37	7.05	(4.16)	—	(4.16)	$362.87	1.99%	2.60%	2.60%		(0.17)%	$318	316%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)	As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.
(f)	As described in Note 9, share amounts have been adjusted for 1:8 reverse share split that occurred on November 18, 2019.
(g)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(h)	Amount is less than $0.005.
*	As described in Note 11, effective March 17, 2023, this ProFund's name changed due to a change to its underlying benchmark index.

See accompanying notes to the financial statements.

Financial Highlights :: 257

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income		Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)
Pharmaceuticals UltraSector ProFund
Investor Class
Six Months Ended January 31, 2023 (unaudited)	$28.86	0.06	(1.30)		(1.24)	—		—	—	$27.62	(4.30)%	2.10%	1.78%	0.47%	$4,166	68%
Year Ended July 31, 2022	$30.56	(0.06)	(0.41	)(e)	(0.47)	—		(1.23)	(1.23)	$28.86	(1.71)%	2.13%	1.78%	(0.20)%	$3,828	185%
Year Ended July 31, 2021	$22.94	(0.09)	7.81		7.72	—		(0.10)	(0.10)	$30.56	33.74%	2.27%	1.78%	(0.33)%	$3,961	204%
Year Ended July 31, 2020	$20.75	(0.04)	2.23		2.19	—		—	—	$22.94	10.55%	2.32%	1.84%	(0.18)%	$3,735	137%
Year Ended July 31, 2019	$26.29	0.01	(4.71)		(4.70)	(0.04)		(0.80)	(0.84)	$20.75	(17.69)%	1.97%	1.86%	0.06%	$5,039	223%
Year Ended July 31, 2018	$25.66	0.12	1.61		1.73	—		(1.10)	(1.10)	$26.29	6.97%	1.78%	1.78%	0.48%	$7,173	192%
Service Class
Six Months Ended January 31, 2023 (unaudited)	$24.14	(0.05)	(1.10)		(1.15)	—		—	—	$22.99	(4.80)%	3.10%	2.78%	(0.53)%	$271	68%
Year Ended July 31, 2022	$26.02	(0.31)	(0.34	)(e)	(0.65)	—		(1.23)	(1.23)	$24.14	(2.69)%	3.13%	2.78%	(1.20)%	$289	185%
Year Ended July 31, 2021	$19.74	(0.32)	6.70		6.38	—		(0.10)	(0.10)	$26.02	32.41%	3.27%	2.78%	(1.33)%	$318	204%
Year Ended July 31, 2020	$18.03	(0.23)	1.94		1.71	—		—	—	$19.74	9.48%	3.32%	2.84%	(1.18)%	$300	137%
Year Ended July 31, 2019	$23.16	(0.20)	(4.13)		(4.33)	—		(0.80)	(0.80)	$18.03	(18.53)%	2.97%	2.86%	(0.94)%	$435	223%
Year Ended July 31, 2018	$22.96	(0.10)	1.40		1.30	—		(1.10)	(1.10)	$23.16	5.88%	2.78%	2.78%	(0.52)%	$822	192%
Precious Metals UltraSector ProFund
Investor Class
Six Months Ended January 31, 2023 (unaudited)	$40.36	0.23	12.35		12.58	—	(f)	—	— (f)	$52.94	31.17%	1.65%	1.65%	1.10%	$23,152	138%
Year Ended July 31, 2022	$65.60	0.19	(25.43)		(25.24)	—		—	—	$40.36	(38.48)%	1.53%	1.53%	0.33%	$18,455	94%
Year Ended July 31, 2021	$89.95	(0.28)	(24.07)		(24.35)	—		—	—	$65.60	(27.07)%	1.59%	1.59%	(0.39)%	$35,750	128%
Year Ended July 31, 2020	$41.21	(0.38)	49.12		48.74	—		—	—	$89.95	118.27%	1.64%	1.64%	(0.73)%	$43,584	148%
Year Ended July 31, 2019	$32.32	(0.02)	8.91		8.89	—		—	—	$41.21	27.51%	1.62%	1.62%	(0.07)%	$29,785	228%
Year Ended July 31, 2018	$39.29	(0.22)	(6.75)		(6.97)	—		—	—	$32.32	(17.74)%	1.52%	1.52%	(0.60)%	$23,965	192%
Service Class
Six Months Ended January 31, 2023 (unaudited)	$33.94	0.05	10.31		10.36	—		—	—	$44.30	30.49%	2.65%	2.65%	0.10%	$1,570	138%
Year Ended July 31, 2022	$55.73	(0.32)	(21.47)		(21.79)	—		—	—	$33.94	(39.08)%	2.53%	2.53%	(0.67)%	$1,280	94%
Year Ended July 31, 2021	$77.19	(0.88)	(20.58)		(21.46)	—		—	—	$55.73	(27.80)%	2.59%	2.59%	(1.39)%	$1,755	128%
Year Ended July 31, 2020	$35.72	(0.83)	42.30		41.47	—		—	—	$77.19	116.10%	2.64%	2.64%	(1.73)%	$1,557	148%
Year Ended July 31, 2019	$28.31	(0.29)	7.70		7.41	—		—	—	$35.72	26.17%	2.62%	2.62%	(1.07)%	$1,131	228%
Year Ended July 31, 2018	$34.75	(0.54)	(5.90)		(6.44)	—		—	—	$28.31	(18.53)%	2.52%	2.52%	(1.60)%	$1,465	192%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(f)	Amount is less than $0.005.

See accompanying notes to the financial statements.

258 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From							Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)		Gross Expenses(c)	Net Expenses(c)		Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)
Real Estate UltraSector ProFund
Investor Class
Six Months Ended January 31, 2023 (unaudited)	$50.52	0.03	(5.89)	(5.86)	—		(1.25)	(1.25)	$43.41	(11.17)%		2.27%	2.21	%(e)	0.14%	$5,095	27%
Year Ended July 31, 2022	$63.02	(0.20)	(4.17)	(4.37)	(0.56)		(7.57)	(8.13)	$50.52	(8.99	)%(f)	1.55%	1.55%		(0.32)%	$6,793	253%
Year Ended July 31, 2021	$42.23	(0.18)	20.97	20.79	—		—	—	$63.02	49.23%		1.86%	1.81%		(0.33)%	$34,877	175%
Year Ended July 31, 2020	$51.60	(0.10)	(7.77)	(7.87)	(1.50	)(g)	—	(1.50)	$42.23	(15.54)%		1.80%	1.79%		(0.20)%	$4,991	217%
Year Ended July 31, 2019	$45.14	0.81	6.47	7.28	(0.82)		—	(0.82)	$51.60	16.49%		1.62%	1.62%		1.71%	$25,665	345%
Year Ended July 31, 2018	$43.65	0.22	1.27	1.49	—		—	—	$45.14	3.41%		1.92%	1.89%		0.52%	$6,197	374%
Service Class
Six Months Ended January 31, 2023 (unaudited)	$47.21	(0.17)	(5.53)	(5.70)	—		(1.25)	(1.25)	$40.26	(11.63)%		3.27%	3.21	%(e)	(0.86)%	$340	27%
Year Ended July 31, 2022	$59.52	(0.75)	(3.90)	(4.65)	(0.09)		(7.57)	(7.66)	$47.21	(9.89	)%(f)	2.55%	2.55%		(1.32)%	$534	253%
Year Ended July 31, 2021	$40.28	(0.66)	19.90	19.24	—		—	—	$59.52	47.77%		2.86%	2.81%		(1.33)%	$964	175%
Year Ended July 31, 2020	$49.28	(0.58)	(7.38)	(7.96)	(1.04	)(g)	—	(1.04)	$40.28	(16.39)%		2.80%	2.79%		(0.12)%	$341	217%
Year Ended July 31, 2019	$42.78	0.37	6.19	6.56	(0.06)		—	(0.06)	$49.28	15.35%		2.62%	2.62%		0.71%	$1,007	345%
Year Ended July 31, 2018	$41.77	(0.18)	1.19	1.01	—		—	—	$42.78	2.42%		2.92%	2.89%		(0.48)%	$737	374%
Rising Rates Opportunity ProFund
Investor Class
Six Months Ended January 31, 2023 (unaudited)	$31.43	0.28	3.88	4.16	—		—	—	$35.59	13.24%		1.57%	1.57%		1.53%	$14,801	—
Year Ended July 31, 2022	$25.21	(0.28)	6.50	6.22	—		—	—	$31.43	24.67%		1.52%	1.52%		(0.96)%	$44,874	—
Year Ended July 31, 2021	$21.80	(0.43)	3.84	3.41	—		—	—	$25.21	15.64%		1.71%	1.69%		(1.68)%	$9,091	—
Year Ended July 31, 2020	$35.49	(0.17)	(13.10)	(13.27)	(0.42)		—	(0.42)	$21.80	(37.79)%		1.89%	1.88%		(0.60)%	$6,105	—
Year Ended July 31, 2019	$41.55	0.27	(6.33)	(6.06)	—		—	—	$35.49	(14.58)%		1.56%	1.56%		0.67%	$30,192	—
Year Ended July 31, 2018	$41.26	(0.08)	0.37	0.29	—		—	—	$41.55	0.70%		1.50%	1.50%		(0.21)%	$26,114	—
Service Class
Six Months Ended January 31, 2023 (unaudited)	$27.36	0.12	3.35	3.47	—		—	—	$30.83	12.68%		2.57%	2.57%		0.53%	$2,481	—
Year Ended July 31, 2022	$22.15	(0.53)	5.74	5.21	—		—	—	$27.36	23.47%		2.52%	2.52%		(1.96)%	$1,173	—
Year Ended July 31, 2021	$19.35	(0.67)	3.47	2.80	—		—	—	$22.15	14.52%		2.71%	2.69%		(2.68)%	$680	—
Year Ended July 31, 2020	$31.42	(0.44)	(11.63)	(12.07)	—		—	—	$19.35	(38.41)%		2.89%	2.88%		(1.60)%	$87	—
Year Ended July 31, 2019	$37.17	(0.09)	(5.66)	(5.75)	—		—	—	$31.42	(15.47)%		2.56%	2.56%		(0.33)%	$209	—
Year Ended July 31, 2018	$37.27	(0.45)	0.35	(0.10)	—		—	—	$37.17	(0.27)%		2.50%	2.50%		(1.21)%	$1,031	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(f)	During the year ended July 31, 2022, the Fund received monies related to certain nonrecuring litigation settlements. The corresponding impact to the total return was 0.03%.
(g)	Subsequent to the issuance of the July 31, 2020 financial statements, $0.60 and $0.42 of the distribution for the Investor class and Service class respectively was determined to be a return of capital.

See accompanying notes to the financial statements.

Financial Highlights :: 259

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)
Rising Rates Opportunity 10 ProFund
Investor Class
Six Months Ended January 31, 2023 (unaudited)	$13.45	0.11	0.89	1.00	—	—	—	$14.45	7.43%	2.23%	1.78%	1.46%	$2,313	—
Year Ended July 31, 2022	$12.32	(0.17)	1.30	1.13	—	—	—	$13.45	9.17%	2.62%	1.78%	(1.31)%	$2,933	—
Year Ended July 31, 2021	$12.02	(0.22)	0.52	0.30	—	—	—	$12.32	2.50%	2.69%	1.78%	(1.77)%	$1,832	—
Year Ended July 31, 2020	$14.16	(0.09)	(1.97)	(2.06)	(0.08)	—	(0.08)	$12.02	(14.62)%	2.66%	1.85%	(0.71)%	$1,773	—
Year Ended July 31, 2019	$15.46	0.06	(1.36)	(1.30)	—	—	—	$14.16	(8.41)%	1.79%	1.74%	0.38%	$2,683	—
Year Ended July 31, 2018	$14.91	(0.06)	0.61	0.55	—	—	—	$15.46	3.69%	1.73%	1.73%	(0.37)%	$16,172	—
Service Class
Six Months Ended January 31, 2023 (unaudited)	$12.26	0.04	0.80	0.84	—	—	—	$13.10	6.85%	3.23%	2.78%	0.46%	$768	—
Year Ended July 31, 2022	$11.34	(0.29)	1.21	0.92	—	—	—	$12.26	8.11%	3.62%	2.78%	(2.31)%	$762	—
Year Ended July 31, 2021	$11.18	(0.34)	0.50	0.16	—	—	—	$11.34	1.43%	3.69%	2.78%	(2.77)%	$121	—
Year Ended July 31, 2020	$13.22	(0.22)	(1.82)	(2.04)	—	—	—	$11.18	(15.43)%	3.66%	2.85%	(1.71)%	$82	—
Year Ended July 31, 2019	$14.57	(0.08)	(1.27)	(1.35)	—	—	—	$13.22	(9.27)%	2.79%	2.74%	(0.62)%	$288	—
Year Ended July 31, 2018	$14.20	(0.20)	0.57	0.37	—	—	—	$14.57	2.61%	2.73%	2.73%	(1.37)%	$350	—
Rising U.S. Dollar ProFund
Investor Class
Six Months Ended January 31, 2023 (unaudited)	$30.65	0.22	(0.95)	(0.73)	—	(0.66)	(0.66)	$29.26	(2.42)%	1.75%	1.75%	1.40%	$17,978	—
Year Ended July 31, 2022	$27.16	(0.38)	3.87	3.49	—	—	—	$30.65	12.85%	1.82%	1.78%	(1.32)%	$46,695	—
Year Ended July 31, 2021	$27.99	(0.48)	(0.35)	(0.83)	—	—	—	$27.16	(2.97)%	2.13%	1.78%	(1.77)%	$6,264	—
Year Ended July 31, 2020	$29.59	(0.24)	(1.28)	(1.52)	(0.08)	—	(0.08)	$27.99	(5.15)%	1.97%	1.78%	(0.82)%	$7,263	—
Year Ended July 31, 2019	$27.81	0.08	1.82	1.90	—	(0.12)	(0.12)	$29.59	6.85%	1.87%	1.81%	0.28%	$12,437	—
Year Ended July 31, 2018	$27.10	(0.15)	0.86	0.71	—	—	—	$27.81	2.62%	1.80%	1.80%	(0.57)%	$14,793	—
Service Class
Six Months Ended January 31, 2023 (unaudited)	$26.56	0.08	(0.85)	(0.77)	—	(0.66)	(0.66)	$25.13	(2.91)%	2.75%	2.75%	0.40%	$56	—
Year Ended July 31, 2022	$23.77	(0.63)	3.42	2.79	—	—	—	$26.56	11.70%	2.82%	2.78%	(2.32)%	$182	—
Year Ended July 31, 2021	$24.74	(0.72)	(0.25)	(0.97)	—	—	—	$23.77	(3.92)%	3.13%	2.78%	(2.77)%	$52	—
Year Ended July 31, 2020	$26.34	(0.50)	(1.10)	(1.60)	—	—	—	$24.74	(6.07)%	2.97%	2.78%	(1.82)%	$63	—
Year Ended July 31, 2019	$25.02	(0.18)	1.62	1.44	—	(0.12)	(0.12)	$26.34	5.77%	2.87%	2.81%	(0.72)%	$144	—
Year Ended July 31, 2018	$24.59	(0.40)	0.83	0.43	—	—	—	$25.02	1.67%	2.80%	2.80%	(1.57)%	$1,002	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

260 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Investment Activities				Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)

Semiconductor UltraSector ProFund
Investor Class
Six Months Ended January 31, 2023 (unaudited)	$92.94	0.14	(6.07)	(5.93)	—	—	—	$87.01	(6.39)%	1.61%	1.61%	0.38%	$60,631	16%
Year Ended July 31, 2022	$118.09	(0.68)	(17.85)	(18.53)	—	(6.62)	(6.62)	$92.94	(17.93)%	1.49%	1.49%	(0.59)%	$64,313	53%
Year Ended July 31, 2021	$63.61	(0.58)	55.06	54.48	—	—	—	$118.09	85.65%	1.58%	1.58%	(0.63)%	$79,845	70%
Year Ended July 31, 2020	$46.14	0.06	18.69	18.75	(0.02)	(1.26)	(1.28)	$63.61	42.27%	1.65%	1.65%	0.11%	$51,355	169%
Year Ended July 31, 2019	$61.56	0.34	(2.58)	(2.24)	(0.53)	(12.65)	(13.18)	$46.14	5.55%	1.55%	1.55%	0.69%	$64,715	106%
Year Ended July 31, 2018	$48.20	0.04	19.14	19.18	(0.06)	(5.76)	(5.82)	$61.56	40.36%	1.44%	1.44%	0.07%	$245,143	56%
Service Class
Six Months Ended January 31, 2023 (unaudited)	$68.34	(0.14)	(4.54)	(4.68)	—	—	—	$63.66	(6.86)%	2.61%	2.61%	(0.62)%	$3,041	16%
Year Ended July 31, 2022	$88.98	(1.57)	(12.45)	(14.02)	—	(6.62)	(6.62)	$68.34	(18.76)%	2.49%	2.49%	(1.59)%	$4,254	53%
Year Ended July 31, 2021	$48.41	(1.29)	41.86	40.57	—	—	—	$88.98	83.81%	2.58%	2.58%	(1.63)%	$5,376	70%
Year Ended July 31, 2020	$35.79	(0.34)	14.22	13.88	—	(1.26)	(1.26)	$48.41	40.81%	2.65%	2.65%	(0.89)%	$2,187	169%
Year Ended July 31, 2019	$51.46	(0.04)	(2.98)	(3.02)	—	(12.65)	(12.65)	$35.79	4.49%	2.55%	2.55%	(0.31)%	$1,984	106%
Year Ended July 31, 2018	$41.34	(0.47)	16.35	15.88	—	(5.76)	(5.76)	$51.46	38.97%	2.44%	2.44%	(0.93)%	$4,691	56%
Short Energy ProFund*
Investor Class
Six Months Ended January 31, 2023 (unaudited)	$17.57	0.12	(2.99)	(2.87)	—	—	—	$14.70	(16.33)%	3.39%	1.78%	1.56%	$1,260	—
Year Ended July 31, 2022	$32.82	(0.29)	(14.96)	(15.25)	—	—	—	$17.57	(46.47)%	3.74%	1.78%	(1.28)%	$2,135	—
Year Ended July 31, 2021	$55.89	(0.85)	(22.22)	(23.07)	—	—	—	$32.82	(41.28)%	3.16%	1.78%	(1.76)%	$418	—
Year Ended July 31, 2020	$46.83	(0.46)	9.65	9.19	(0.13)	—	(0.13)	$55.89	19.69%	2.84%	1.78%	(0.84)%	$2,804	—
Year Ended July 31, 2019	$39.19	0.19	7.45	7.64	—	—	—	$46.83	19.49%	3.34%	1.78%	0.43%	$2,115	—
Year Ended July 31, 2018	$48.45	(0.21)	(9.05)	(9.26)	—	—	—	$39.19	(19.11)%	2.62%	1.78%	(0.48)%	$1,636	—
Service Class
Six Months Ended January 31, 2023 (unaudited)	$16.20	0.05	(2.78)	(2.73)	—	—	—	$13.47	(16.74)%	4.39%	2.78%	0.56%	$3	—
Year Ended July 31, 2022	$30.52	(0.53)	(13.79)	(14.32)	—	—	—	$16.20	(46.97)%	4.74%	2.78%	(2.28)%	$12	—
Year Ended July 31, 2021	$52.45	(1.25)	(20.68)	(21.93)	—	—	—	$30.52	(41.81)%	4.15%	2.77%	(2.75)%	$25	—
Year Ended July 31, 2020	$44.39	(0.99)	9.05	8.06	—	—	—	$52.45	18.63%	3.84%	2.78%	(1.84)%	$32	—
Year Ended July 31, 2019	$37.27	(0.24)	7.36	7.12	—	—	—	$44.39	18.39%	4.34%	2.78%	(0.57)%	$3	—
Year Ended July 31, 2018	$46.66	(0.68)	(8.71)	(9.39)	—	—	—	$37.27	(19.95)%	3.62%	2.78%	(1.48)%	$3	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
*	As described in Note 11, effective March 17, 2023, this ProFund's name changed due to a change to its underlying benchmark index.

See accompanying notes to the financial statements.

Financial Highlights :: 261

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From				Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)

Short Nasdaq-100 ProFund
Investor Class
Six Months Ended January 31, 2023 (unaudited)(e)	$74.03	0.55	2.87	3.42	—	—	$77.45	4.59%	1.78%	1.78%	1.38%	$7,190	—
Year Ended July 31, 2022(e)	$71.44	(0.85)	3.44 (f)	2.59	—	—	$74.03	3.64%	1.81%	1.78%	(1.13)%	$79,796	—
Year Ended July 31, 2021(e)	$104.36	(1.55)	(31.37)	(32.92)	—	—	$71.44	(31.63)%	2.02%	1.78%	(1.76)%	$1,764	—
Year Ended July 31, 2020(e)(g)	$167.29	(0.90)	(61.58)	(62.48)	(0.45)	(0.45)	$104.36	(37.32)%	2.01%	1.78%	(1.00)%	$2,400	—
Year Ended July 31, 2019(e)(g)	$186.52	0.80	(20.03)	(19.23)	—	—	$167.29	(10.40)%	2.37%	1.78%	0.46%	$4,429	—
Year Ended July 31, 2018(e)(g)	$235.48	(1.00)	(47.96)	(48.96)	—	—	$186.52	(20.66)%	2.42%	1.78%	(0.44)%	$2,572	—
Service Class
Six Months Ended January 31, 2023 (unaudited)(e)	$64.86	0.20	2.49	2.69	—	—	$67.55	4.16%	2.78%	2.78%	0.38%	$378	—
Year Ended July 31, 2022(e)	$63.39	(1.50)	2.97 (f)	1.47	—	—	$64.86	2.29%	2.81%	2.78%	(2.13)%	$241	—
Year Ended July 31, 2021(e)	$93.34	(2.30)	(27.65)	(29.95)	—	—	$63.39	(32.26)%	3.02%	2.78%	(2.76)%	$111	—
Year Ended July 31, 2020(e)(g)	$150.75	(1.65)	(55.76)	(57.41)	—	—	$93.34	(37.93)%	3.01%	2.78%	(2.00)%	$320	—
Year Ended July 31, 2019(e)(g)	$169.79	(0.80)	(18.24)	(19.04)	—	—	$150.75	(11.19)%	3.37%	2.78%	(0.54)%	$788	—
Year Ended July 31, 2018(e)(g)	$216.36	(2.80)	(43.77)	(46.57)	—	—	$169.79	(21.46)%	3.42%	2.78%	(1.44)%	$360	—
Short Precious Metals ProFund
Investor Class
Six Months Ended January 31, 2023 (unaudited)	$17.45	0.13	(4.23)	(4.10)	—	—	$13.35	(23.50)%	2.43%	1.78%	1.54%	$4,760	—
Year Ended July 31, 2022	$14.83	(0.22)	2.84	2.62	—	—	$17.45	17.67%	2.79%	1.78%	(1.45)%	$2,072	—
Year Ended July 31, 2021	$14.53	(0.27)	0.57	0.30	—	—	$14.83	2.06%	2.86%	1.78%	(1.76)%	$2,144	—
Year Ended July 31, 2020	$32.94	(0.12)	(18.02)	(18.14)	(0.27)	(0.27)	$14.53	(55.43)%	2.97%	1.78%	(0.47)%	$1,564	—
Year Ended July 31, 2019	$42.91	0.20	(10.17)	(9.97)	—	—	$32.94	(23.23)%	2.13%	1.78%	0.47%	$4,649	—
Year Ended July 31, 2018	$40.33	(0.21)	2.79	2.58	—	—	$42.91	6.40%	2.18%	1.78%	(0.53)%	$6,552	—
Service Class
Six Months Ended January 31, 2023 (unaudited)	$16.80	0.05	(4.03)	(3.98)	—	—	$12.82	(23.70)%	3.43%	2.78%	0.54%	$11	—
Year Ended July 31, 2022	$14.43	(0.37)	2.74	2.37	—	—	$16.80	16.35%	3.79%	2.78%	(2.45)%	$17	—
Year Ended July 31, 2021	$14.31	(0.42)	0.54	0.12	—	—	$14.43	0.84%	3.86%	2.78%	(2.76)%	$14	—
Year Ended July 31, 2020	$32.41	(0.36)	(17.74)	(18.10)	—	—	$14.31	(55.85)%	3.97%	2.78%	(1.47)%	$65	—
Year Ended July 31, 2019	$42.65	(0.22)	(10.02)	(10.24)	—	—	$32.41	(24.01)%	3.13%	2.78%	(0.53)%	$26	—
Year Ended July 31, 2018	$40.48	(0.61)	2.78	2.17	—	—	$42.65	5.36%	3.18%	2.78%	(1.53)%	$42	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).
(e)	As described in Note 11, share amounts have been adjusted for 1:5 reverse share split that occurred on March 13, 2023.
(f)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(g)	As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on November 18, 2019.

See accompanying notes to the financial statements.

262 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From				Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)

Short Real Estate ProFund
Investor Class
Six Months Ended January 31, 2023 (unaudited)	$8.10	0.07	0.34	(f)	0.41	—	—	$8.51	5.06%	2.88%	1.78%	1.54%	$1,479	—
Year Ended July 31, 2022	$8.19	(0.10)	0.01	(f)	(0.09)	—	—	$8.10	(1.10)%	5.81%	1.78%	(1.28)%	$1,875	—
Year Ended July 31, 2021	$11.45	(0.19)	(3.07)		(3.26)	—	—	$8.19	(28.47)%	4.69%	1.78%	(1.76)%	$515	—
Year Ended July 31, 2020	$12.89	(0.14)	(1.30)		(1.44)	—	—	$11.45	(11.17)%	4.05%	1.78%	(1.09)%	$1,720	—
Year Ended July 31, 2019	$14.61	0.06	(1.78)		(1.72)	—	—	$12.89	(11.77)%	3.76%	1.78%	0.40%	$1,199	—
Year Ended July 31, 2018	$15.43	(0.06)	(0.76)		(0.82)	—	—	$14.61	(5.31)%	3.16%	1.78%	(0.38)%	$1,453	—
Service Class
Six Months Ended January 31, 2023 (unaudited)	$7.03	0.03	0.29	(f)	0.32	—	—	$7.35	4.55%	3.88%	2.78%	0.54%	$17	—
Year Ended July 31, 2022	$7.19	(0.17)	0.01	(f)	(0.16)	—	—	$7.03	(2.23)%	6.81%	2.78%	(2.28)%	$14	—
Year Ended July 31, 2021	$10.15	(0.28)	(2.68)		(2.96)	—	—	$7.19	(29.16)%	5.69%	2.78%	(2.76)%	$14	—
Year Ended July 31, 2020	$11.53	(0.25)	(1.13)		(1.38)	—	—	$10.15	(12.05)%	5.05%	2.78%	(2.09)%	$20	—
Year Ended July 31, 2019	$13.20	(0.07)	(1.60)		(1.67)	—	—	$11.53	(12.58)%	4.76%	2.78%	(0.60)%	$15	—
Year Ended July 31, 2018	$14.08	(0.20)	(0.68)		(0.88)	—	—	$13.20	(6.25)%	4.16%	2.78%	(1.38)%	$364	—
Short Small-Cap ProFund
Investor Class
Six Months Ended January 31, 2023 (unaudited)(e)	$37.05	0.35	(2.02	)(f)	(1.67)	—	—	$35.38	(4.45)%	2.43%	1.78%	1.87%	$1,953	—
Year Ended July 31, 2022(e)	$34.71	(0.55)	2.89	(f)	2.34	—	—	$37.05	6.77%	2.26%	1.78%	(1.56)%	$1,412	—
Year Ended July 31, 2021(e)	$57.13	(0.75)	(21.67)		(22.42)	—	—	$34.71	(39.23)%	3.63%	1.78%	(1.77)%	$1,089	—
Year Ended July 31, 2020(e)	$65.49	(0.65)	(7.21)		(7.86)	(0.50)	(0.50)	$57.13	(12.09)%	3.28%	1.78%	(0.98)%	$1,802	—
Year Ended July 31, 2019(e)	$63.40	0.30	1.79		2.09	—	—	$65.49	3.31%	2.76%	1.78%	0.44%	$1,138	—
Year Ended July 31, 2018(e)	$76.47	(0.45)	(12.62)		(13.07)	—	—	$63.40	(17.07)%	2.73%	1.86%	(0.61)%	$3,456	—
Service Class
Six Months Ended January 31, 2023 (unaudited)(e)	$34.76	0.20	(1.88	)(f)	(1.68)	—	—	$33.08	(4.75)%	3.43%	2.78%	0.87%	$43	—
Year Ended July 31, 2022(e)	$32.93	(0.90)	2.73	(f)	1.83	—	—	$34.76	5.46%	3.26%	2.78%	(2.56)%	$162	—
Year Ended July 31, 2021(e)	$54.82	(1.15)	(20.74)		(21.89)	—	—	$32.93	(39.87)%	4.63%	2.78%	(2.77)%	$24	—
Year Ended July 31, 2020(e)	$62.98	(1.30)	(6.86)		(8.16)	—	—	$54.82	(13.02)%	4.28%	2.78%	(1.98)%	$33	—
Year Ended July 31, 2019(e)	$61.57	(0.35)	1.76		1.41	—	—	$62.98	2.27%	3.75%	2.77%	(0.55)%	$33	—
Year Ended July 31, 2018(e)	$75.06	(1.10)	(12.40)		(13.49)	—	—	$61.57	(17.92)%	3.73%	2.86%	(1.61)%	$155	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).
(e)	As described in Note 11, share amounts have been adjusted for 1:5 reverse share split that occurred on March 6, 2023.
(f)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

Financial Highlights :: 263

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From					Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)		Gross Expenses(c)	Net Expenses(c)		Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)
Small-Cap Growth ProFund
Investor Class
Six Months Ended January 31, 2023 (unaudited)	$102.43	(0.24)	(1.72)		(1.96)	(3.45)	(3.45)	$97.02	(1.68)%		2.09%	1.90%		(0.51)%	$3,859	109%
Year Ended July 31, 2022	$126.49	(0.96)	(13.02)		(13.98)	(10.08)	(10.08)	$102.43	(12.08	)%(e)	1.95%	1.92%		(0.87)%	$9,587	462%
Year Ended July 31, 2021	$86.21	(0.88)	41.16		40.28	—	—	$126.49	46.72%		1.60%	1.60%		(0.81)%	$9,062	659%
Year Ended July 31, 2020	$89.25	(0.66)	(2.38)		(3.04)	—	—	$86.21	(3.41)%		1.83%	1.83%		(0.80)%	$7,867	442%
Year Ended July 31, 2019	$99.63	(0.61)	(6.40)		(7.01)	(3.37)	(3.37)	$89.25	(6.53)%		1.65%	1.65%		(0.67)%	$10,121	474%
Year Ended July 31, 2018	$80.84	(0.72)	19.51		18.79	—	—	$99.63	23.24%		1.68%	1.68%		(0.81)%	$28,543	629%
Service Class
Six Months Ended January 31, 2023 (unaudited)	$79.28	(0.62)	(1.33)		(1.95)	(3.45)	(3.45)	$73.88	(2.16)%		3.09%	2.90%		(1.51)%	$468	109%
Year Ended July 31, 2022	$101.09	(1.86)	(9.86)		(11.73)	(10.08)	(10.08)	$79.28	(12.94	)%(e)	2.95%	2.92%		(1.87)%	$1,235	462%
Year Ended July 31, 2021	$69.60	(1.76)	33.25		31.49	—	—	$101.09	45.24%		2.60%	2.60%		(1.81)%	$833	659%
Year Ended July 31, 2020	$72.78	(1.36)	(1.82)		(3.18)	—	—	$69.60	(4.36)%		2.83%	2.83%		(1.80)%	$782	442%
Year Ended July 31, 2019	$82.80	(1.37)	(5.28)		(6.65)	(3.37)	(3.37)	$72.78	(7.46)%		2.65%	2.65%		(1.67)%	$1,905	474%
Year Ended July 31, 2018	$67.86	(1.44)	16.38		14.94	—	—	$82.80	22.02%		2.68%	2.68%		(1.81)%	$1,751	629%
Small-Cap ProFund
Investor Class
Six Months Ended January 31, 2023 (unaudited)	$98.02	0.31	1.70	(f)	2.01	—	—	$100.03	2.05%		2.63%	1.78%		0.66%	$2,747	439%
Year Ended July 31, 2022	$117.00	(1.20)	(17.78	)(f)	(18.98)	—	—	$98.02	(16.22	)%(g)	2.18%	1.78%		(1.10)%	$2,627	137%
Year Ended July 31, 2021	$78.58	(1.51)	39.93		38.42	—	—	$117.00	48.89%		2.03%	1.81%		(1.40)%	$9,241	115%
Year Ended July 31, 2020	$85.23	(0.78)	(5.87)		(6.65)	—	—	$78.58	(7.80	)%(h)	2.42%	2.07	%(i)	(0.98)%	$3,030	109%
Year Ended July 31, 2019	$90.80	(0.04)	(5.53)		(5.57)	—	—	$85.23	(6.13)%		1.77%	1.77%		(0.05)%	$8,261	11%
Year Ended July 31, 2018	$78.18	(0.28)	12.90		12.62	—	—	$90.80	16.14%		1.58%	1.58%		(0.34)%	$43,292	63%
Service Class
Six Months Ended January 31, 2023 (unaudited)	$79.51	(0.08)	1.29	(f)	1.21	—	—	$80.72	1.52%		3.63%	2.78%		(0.34)%	$322	439%
Year Ended July 31, 2022	$95.85	(2.09)	(14.25	)(f)	(16.34)	—	—	$79.51	(17.05	)%(g)	3.18%	2.78%		(2.10)%	$320	137%
Year Ended July 31, 2021	$65.02	(2.40)	33.23		30.83	—	—	$95.85	47.43%		3.03%	2.81%		(2.40)%	$668	115%
Year Ended July 31, 2020	$71.24	(1.45)	(4.77)		(6.22)	—	—	$65.02	(8.74	)%(h)	3.42%	3.07	%(i)	(1.98)%	$237	109%
Year Ended July 31, 2019	$76.65	(0.77)	(4.64)		(5.41)	—	—	$71.24	(7.05)%		2.77%	2.77%		(1.05)%	$408	11%
Year Ended July 31, 2018	$66.62	(1.01)	11.04		10.03	—	—	$76.65	15.06%		2.58%	2.58%		(1.34)%	$2,705	63%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)	During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.04%.
(f)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(g)	During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.06%.
(h)	During the year ended July 31, 2020, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.15%.
(i)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to the financial statements.

264 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)		Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)

Small-Cap Value ProFund
Investor Class
Six Months Ended January 31, 2023 (unaudited)	$100.64	0.07	5.35	5.42	—	(1.38)	(1.38)	$104.68	5.55%	1.98%	1.98	%(e)	0.14%	$6,585	272%
Year Ended July 31, 2022	$104.97	(0.02)	(4.11)	(4.13)	(0.20)	—	(0.20)	$100.64	(3.94)%	1.68%	1.68%		(0.02)%	$8,441	638%
Year Ended July 31, 2021	$64.53	0.11	40.33	40.44	—	—	—	$104.97	62.67%	1.61%	1.61%		0.12%	$14,775	547%
Year Ended July 31, 2020	$78.32	(0.16)	(13.57)	(13.73)	(0.06)	—	(0.06)	$64.53	(17.55)%	2.02%	2.02	%(e)	(0.22)%	$4,232	624%
Year Ended July 31, 2019	$98.51	(0.23)	(10.96)	(11.19)	—	(9.00)	(9.00)	$78.32	(9.96)%	1.74%	1.74%		(0.27)%	$5,380	427%
Year Ended July 31, 2018	$83.05	(0.19)	15.65	15.46	—	—	—	$98.51	18.61%	1.75%	1.75%		(0.21)%	$32,670	447%
Service Class
Six Months Ended January 31, 2023 (unaudited)	$80.51	(0.32)	4.19	3.87	—	(1.38)	(1.38)	$83.00	5.00%	2.98%	2.98	%(e)	(0.86)%	$880	272%
Year Ended July 31, 2022	$84.68	(0.86)	(3.31)	(4.17)	—	—	—	$80.51	(4.90)%	2.68%	2.68%		(1.02)%	$790	638%
Year Ended July 31, 2021	$52.57	(0.67)	32.78	32.11	—	—	—	$84.68	61.08%	2.61%	2.61%		(0.88)%	$770	547%
Year Ended July 31, 2020	$64.40	(0.74)	(11.09)	(11.83)	—	—	—	$52.57	(18.37)%	3.02%	3.02	%(e)	(1.22)%	$320	624%
Year Ended July 31, 2019	$83.80	(0.92)	(9.48)	(10.40)	—	(9.00)	(9.00)	$64.40	(10.83)%	2.74%	2.74%		(1.27)%	$429	427%
Year Ended July 31, 2018	$71.35	(0.96)	13.41	12.45	—	—	—	$83.80	17.45%	2.75%	2.75%		(1.21)%	$480	447%
Technology UltraSector ProFund
Investor Class
Six Months Ended January 31, 2023 (unaudited)	$90.44	(0.10)	(12.87)	(12.97)	—	—	—	$77.47	(14.35)%	1.67%	1.67%		(0.28)%	$33,581	45%
Year Ended July 31, 2022	$124.76	(1.07)	(24.11)	(25.18)	—	(9.14)	(9.14)	$90.44	(22.70)%	1.48%	1.48%		(0.93)%	$44,187	51%
Year Ended July 31, 2021	$75.45	(0.90)	52.38	51.48	—	(2.17)	(2.17)	$124.76	69.21%	1.55%	1.55%		(0.97)%	$95,384	114%
Year Ended July 31, 2020(f)	$49.47	(0.29)	26.27	25.98	—	—	—	$75.45	52.51%	1.65%	1.65%		(0.51)%	$86,988	177%
Year Ended July 31, 2019(f)	$42.49	0.03	7.03	7.06	—	(0.08)	(0.08)	$49.47	16.70%	1.58%	1.58%		0.06%	$83,112	332%
Year Ended July 31, 2018(f)	$32.01	(0.07)	12.23	12.16	—	(1.68)	(1.68)	$42.49	38.70%	1.49%	1.49%		(0.19)%	$96,683	174%
Service Class
Six Months Ended January 31, 2023 (unaudited)	$71.94	(0.41)	(10.22)	(10.63)	—	—	—	$61.31	(14.79)%	2.67%	2.67%		(1.28)%	$2,787	45%
Year Ended July 31, 2022	$101.80	(2.00)	(18.72)	(20.72)	—	(9.14)	(9.14)	$71.94	(23.48)%	2.48%	2.48%		(1.93)%	$3,393	51%
Year Ended July 31, 2021	$62.48	(1.70)	43.19	41.49	—	(2.17)	(2.17)	$101.80	67.57%	2.55%	2.55%		(1.97)%	$6,454	114%
Year Ended July 31, 2020(f)	$41.38	(0.75)	21.85	21.10	—	—	—	$62.48	50.97%	2.65%	2.65%		(1.51)%	$2,858	177%
Year Ended July 31, 2019(f)	$35.92	(0.34)	5.88	5.54	—	(0.08)	(0.08)	$41.38	15.53%	2.58%	2.58%		(0.94)%	$3,082	332%
Year Ended July 31, 2018(f)	$27.54	(0.40)	10.46	10.06	—	(1.68)	(1.68)	$35.92	37.31%	2.49%	2.49%		(1.19)%	$5,780	174%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(f)	As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on November 18, 2019.

See accompanying notes to the financial statements.

Financial Highlights :: 265

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From				Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)
Telecommunications UltraSector ProFund+
Investor Class
Six Months Ended January 31, 2023 (unaudited)	$20.69	0.14	(1.51)		(1.37)	(0.11)	(0.11)	$19.21	(6.62)%	12.22%	1.67%	1.52%	$512	243%
Year Ended July 31, 2022	$25.43	0.11	(4.72)		(4.61)	(0.13)	(0.13)	$20.69	(18.25)%	4.57%	1.78%	0.45%	$800	229%
Year Ended July 31, 2021	$19.67	0.10	5.78		5.88	(0.12)	(0.12)	$25.43	30.01%	4.54%	1.78%	0.47%	$1,118	286%
Year Ended July 31, 2020	$21.80	0.12	(1.88)		(1.76)	(0.37)	(0.37)	$19.67	(8.22)%	5.13%	1.78%	0.63%	$862	132%
Year Ended July 31, 2019	$21.33	0.07	0.92		0.99	(0.52)	(0.52)	$21.80	5.18%	2.16%	1.80%	0.36%	$1,468	1,449%
Year Ended July 31, 2018	$24.17	0.39	(2.30)		(1.91)	(0.93)	(0.93)	$21.33	(8.45)%	2.64%	1.95%	1.74%	$1,900	412%
Service Class
Six Months Ended January 31, 2023 (unaudited)	$19.76	0.05	(1.45)		(1.40)	—	—	$18.36	(7.08)%	13.22%	2.67%	0.52%	$24	243%
Year Ended July 31, 2022	$24.41	(0.13)	(4.52)		(4.65)	—	—	$19.76	(19.05)%	5.57%	2.78%	(0.55)%	$21	229%
Year Ended July 31, 2021	$18.96	(0.11)	5.56		5.45	—	—	$24.41	28.74%	5.54%	2.78%	(0.53)%	$56	286%
Year Ended July 31, 2020	$20.99	(0.07)	(1.86)		(1.93)	(0.10)	(0.10)	$18.96	(9.22)%	6.13%	2.78%	(0.37)%	$44	132%
Year Ended July 31, 2019	$20.24	(0.13)	0.96		0.83	(0.08)	(0.08)	$20.99	4.17%	3.16%	2.80%	(0.64)%	$75	1,449%
Year Ended July 31, 2018	$22.78	0.18	(2.26)		(2.08)	(0.46)	(0.46)	$20.24	(9.41)%	3.64%	2.95%	0.74%	$91	412%
UltraBear ProFund
Investor Class
Six Months Ended January 31, 2023 (unaudited)	$20.70	0.18	(0.70)		(0.52)	—	—	$20.18	(2.51)%	1.88%	1.78%	1.65%	$10,924	—
Year Ended July 31, 2022	$21.42	(0.29)	(0.43	)(e)	(0.72)	—	—	$20.70	(3.36)%	1.97%	1.78%	(1.40)%	$11,191	—
Year Ended July 31, 2021(f)	$43.58	(0.53)	(21.48)		(22.01)	(0.15)	(0.15)	$21.42	(50.64)%	2.08%	1.78%	(1.77)%	$5,438	—
Year Ended July 31, 2020(f)	$76.76	(0.52)	(32.66)		(33.18)	—	—	$43.58	(43.20)%	2.04%	1.78%	(0.80)%	$9,880	—
Year Ended July 31, 2019(f)	$91.23	0.40	(14.87)		(14.47)	—	—	$76.76	(15.87)%	1.95%	1.84%	0.44%	$8,869	—
Year Ended July 31, 2018(f)	$125.67	(0.56)	(33.88)		(34.44)	—	—	$91.23	(27.40)%	1.89%	1.87%	(0.54)%	$8,335	—
Service Class
Six Months Ended January 31, 2023 (unaudited)	$18.33	0.14	(0.61)		(0.47)	—	—	$17.86	(2.62)%	2.37%	2.27%	1.16%	$45	—
Year Ended July 31, 2022	$19.19	(0.48)	(0.38	)(e)	(0.86)	—	—	$18.33	(4.43)%	2.97%	2.78%	(2.40)%	$10	—
Year Ended July 31, 2021(f)	$39.25	(0.81)	(19.25)		(20.06)	—	—	$19.19	(51.07)%	3.08%	2.78%	(2.77)%	$14	—
Year Ended July 31, 2020(f)	$69.86	(1.12)	(29.49)		(30.61)	—	—	$39.25	(43.81)%	3.04%	2.78%	(1.80)%	$72	—
Year Ended July 31, 2019(f)	$83.88	(0.44)	(13.58)		(14.02)	—	—	$69.86	(16.74)%	2.95%	2.84%	(0.56)%	$265	—
Year Ended July 31, 2018(f)	$116.67	(1.48)	(31.31)		(32.79)	—	—	$83.88	(28.11)%	2.89%	2.87%	(1.54)%	$3,607	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(f)	As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.
+	As described in Note 11, the Telecommunications UltraSector ProFund liquidated on February 7, 2023.

See accompanying notes to the financial statements.

266 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)
UltraBull ProFund
Investor Class
Six Months Ended January 31, 2023 (unaudited)	$90.03	0.21	(6.69)	(6.48)	—	(7.07)	(7.07)	$76.48	(6.19)%	1.57%	1.57%	0.55%	$112,369	65%
Year Ended July 31, 2022	$112.96	(0.33)	(15.63)	(15.96)	—	(6.97)	(6.97)	$90.03	(14.96)%	1.46%	1.46%	(0.31)%	$101,714	16%
Year Ended July 31, 2021	$72.03	(0.46)	51.97	51.51	(0.41)	(10.17)	(10.58)	$112.96	77.44%	1.51%	1.51%	(0.51)%	$128,079	31%
Year Ended July 31, 2020	$67.93	0.06	4.37	4.43	(0.33)	—	(0.33)	$72.03	6.48%	1.60%	1.60%	0.09%	$99,875	151%
Year Ended July 31, 2019	$62.85	0.33	5.03	5.36	(0.06)	(0.22)	(0.28)	$67.93	8.54%	1.50%	1.50%	0.54%	$174,947	159%
Year Ended July 31, 2018(e)	$49.15	0.18	13.52	13.70	—	—	—	$62.85	27.89%	1.40%	1.40%	0.31%	$185,706	174%
Service Class
Six Months Ended January 31, 2023 (unaudited)	$69.92	(0.09)	(5.47)	(5.56)	—	(7.07)	(7.07)	$57.29	(6.67)%	2.57%	2.57%	(0.45)%	$1,972	65%
Year Ended July 31, 2022	$90.15	(1.15)	(12.11)	(13.26)	—	(6.97)	(6.97)	$69.92	(15.80)%	2.46%	2.46%	(1.31)%	$2,036	16%
Year Ended July 31, 2021	$59.40	(1.20)	42.12	40.92	—	(10.17)	(10.17)	$90.15	75.68%	2.51%	2.51%	(1.51)%	$2,785	31%
Year Ended July 31, 2020	$56.36	(0.49)	3.53	3.04	—	—	—	$59.40	5.39%	2.60%	2.60%	(0.91)%	$1,808	151%
Year Ended July 31, 2019	$52.65	(0.17)	4.10	3.93	—	(0.22)	(0.22)	$56.36	7.46%	2.50%	2.50%	(0.46)%	$1,389	159%
Year Ended July 31, 2018(e)	$41.58	(0.30)	11.37	11.07	—	—	—	$52.65	26.62%	2.40%	2.40%	(0.69)%	$1,838	174%
UltraChina ProFund
Investor Class
Six Months Ended January 31, 2023 (unaudited)(f)	$34.33	(0.20)	6.35	6.15	—	—	—	$40.48	18.08%	1.88%	1.86%	(1.07)%	$31,376	110%
Year Ended July 31, 2022(f)	$118.04	(0.20)	(83.51)	(83.71)	—	—	—	$34.33	(70.93)%	1.74%	1.74%	(0.37)%	$15,352	243%
Year Ended July 31, 2021(f)	$173.10	(2.30)	(57.76)	(55.06)	—	—	—	$118.04	(31.83)%	1.67%	1.67%	(1.05)%	$17,626	255%
Year Ended July 31, 2020(f)	$114.20	(0.50)	59.50	59.00	(0.10)	—	(0.10)	$173.10	51.69%	1.79%	1.79%	(0.42)%	$14,973	314%
Year Ended July 31, 2019(f)	$177.89	(0.10)	(63.59)	(63.69)	—	—	—	$114.20	(35.81)%	1.70%	1.70%	(0.05)%	$21,723	360%
Year Ended July 31, 2018(f)	$164.15	(0.10)	15.24	15.14	(1.40)	—	(1.40)	$177.89	9.24%	1.51%	1.51%	(0.07)%	$27,453	312%
Service Class
Six Months Ended January 31, 2023 (unaudited)(f)	$29.87	(0.30)	5.47	5.17	—	—	—	$35.04	17.06%	2.88%	2.86%	(2.07)%	$5,102	110%
Year Ended July 31, 2022(f)	$103.68	(0.60)	(73.21)	(73.81)	—	—	—	$29.87	(71.17)%	2.74%	2.74%	(1.37)%	$788	243%
Year Ended July 31, 2021(f)	$153.59	(4.20)	(45.71)	(49.91)	—	—	—	$103.68	(32.49)%	2.67%	2.67%	(2.05)%	$423	255%
Year Ended July 31, 2020(f)	$102.33	(1.70)	52.96	51.26	—	—	—	$153.59	50.15%	2.79%	2.79%	(1.42)%	$2,654	314%
Year Ended July 31, 2019(f)	$161.06	(1.20)	(57.53)	(58.73)	—	—	—	$102.33	(36.50)%	2.70%	2.70%	(1.05)%	$405	360%
Year Ended July 31, 2018(f)	$149.69	(1.90)	14.07	12.17	(0.80)	—	(0.80)	$161.06	8.10%	2.51%	2.51%	(1.07)%	$1,006	312%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)	As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on January 22, 2018.
(f)	As described in Note 11, share amounts have been adjusted for 1:10 share split that occurred on March 6, 2023.

See accompanying notes to the financial statements.

Financial Highlights :: 267

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)		Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)		Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)
UltraDow 30 ProFund
Investor Class
Six Months Ended January 31, 2023 (unaudited)	$54.64	0.19	2.50	2.69	—	—	—	$57.33	4.90%		1.65%	1.65%	0.73%		$28,989	26%
Year Ended July 31, 2022	$66.90	(0.08)	(7.91)	(7.99)	—	(4.27)	(4.27)	$54.64	(13.07)%		1.54%	1.54%	(0.14)%		$32,075	10%
Year Ended July 31, 2021	$39.32	(0.24)	28.83	28.59	—	(1.01)	(1.01)	$66.90	73.58%		1.59%	1.59%	(0.45)%		$39,210	16%
Year Ended July 31, 2020(e)	$47.25	0.11	(7.02)	(6.91)	(0.30)	(0.72)	(1.02)	$39.32	(15.15)%		1.72%	1.72%	0.26%		$26,124	6%
Year Ended July 31, 2019(e)	$43.77	0.30	3.52	3.82	(0.34)	—	(0.34)	$47.25	8.97%		1.62%	1.62%	0.68%		$38,924	1%
Year Ended July 31, 2018(e)	$33.52	0.12	10.90	11.02	(0.01)	(0.76)	(0.77)	$43.77	32.94%		1.51%	1.51%	0.29%		$37,484	59%
Service Class
Six Months Ended January 31, 2023 (unaudited)	$45.93	(0.02)	2.04	2.02	—	—	—	$47.95	4.38%		2.62%	2.62%	(0.24)%		$913	26%
Year Ended July 31, 2022	$57.42	(0.62)	(6.60)	(7.22)	—	(4.27)	(4.27)	$45.93	(13.94)%		2.54%	2.54%	(1.14)%		$738	10%
Year Ended July 31, 2021	$34.20	(0.71)	24.94	24.23	—	(1.01)	(1.01)	$57.42	71.85%		2.59%	2.59%	(1.45)%		$1,203	16%
Year Ended July 31, 2020(e)	$41.33	(0.27)	(6.14)	(6.41)	—	(0.72)	(0.72)	$34.20	(15.95)%		2.72%	2.72%	(0.74)%		$648	6%
Year Ended July 31, 2019(e)	$38.31	(0.09)	3.11	3.02	—	—	—	$41.33	7.87%		2.62%	2.62%	(0.32)%		$732	1%
Year Ended July 31, 2018(e)	$29.70	(0.24)	9.61	9.37	—	(0.76)	(0.76)	$38.31	31.62%		2.51%	2.51%	(0.71)%		$1,584	59%
UltraEmerging Markets ProFund
Investor Class
Six Months Ended January 31, 2023 (unaudited)	$41.78	0.46	6.12	6.58	(0.39)	—	(0.39)	$47.97	16.02%		2.06%	1.85%	2.28%		$10,869	142%
Year Ended July 31, 2022	$79.62	0.57	(38.41)	(37.84)	—	—	—	$41.78	(47.53	)%(f)	1.99%	1.92%	1.00%		$5,666	265%
Year Ended July 31, 2021	$62.20	(0.56)	17.98	17.42	—	—	—	$79.62	28.02%		1.78%	1.77%	(0.64)%		$8,976	211%
Year Ended July 31, 2020	$51.58	— (g)	10.62	10.62	—	—	—	$62.20	20.59	%(h)	1.94%	1.85%	—	%(i)	$13,176	240%
Year Ended July 31, 2019	$63.07	0.05	(11.25)	(11.20)	(0.29)	—	(0.29)	$51.58	(17.70)%		1.84%	1.84%	0.10%		$12,846	137%
Year Ended July 31, 2018	$61.63	0.25	1.30	1.55	(0.11)	—	(0.11)	$63.07	2.50%		1.52%	1.52%	0.37%		$22,713	125%
Service Class
Six Months Ended January 31, 2023 (unaudited)	$37.48	0.28	5.45	5.73	—	—	—	$43.21	15.35%		3.06%	2.85%	1.28%		$123	142%
Year Ended July 31, 2022	$72.13	0.02	(34.67)	(34.65)	—	—	—	$37.48	(48.05	)%(f)	2.99%	2.92%	—	%(i)	$95	265%
Year Ended July 31, 2021	$56.90	(1.36)	16.59	15.23	—	—	—	$72.13	26.78%		2.78%	2.77%	(1.64)%		$345	211%
Year Ended July 31, 2020	$47.65	(0.47)	9.72	9.25	—	—	—	$56.90	19.41	%(h)	2.94%	2.85%	(1.00)%		$353	240%
Year Ended July 31, 2019	$58.50	(0.44)	(10.41)	(10.85)	—	—	—	$47.65	(18.55)%		2.84%	2.84%	(0.90)%		$213	137%
Year Ended July 31, 2018	$57.67	(0.38)	1.21	0.83	—	—	—	$58.50	1.44%		2.52%	2.52%	(0.63)%		$623	125%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)	As described in Note 9, share amounts have been adjusted for 3:1 share split that occurred on November 18, 2019.
(f)	During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.06%.
(g)	Amount is less than $0.005.
(h)	During the year ended July 31, 2020, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 1.01%.
(i)	Amount is less than 0.005%.

See accompanying notes to the financial statements.

268 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From				Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)		Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)
UltraInternational ProFund
Investor Class
Six Months Ended January 31, 2023 (unaudited)	$14.71	0.12	1.75	1.87	—	—	$16.58	12.71%	2.54%	1.78%		1.69%	$6,738	—
Year Ended July 31, 2022	$21.26	(0.29)	(6.26)	(6.55)	—	—	$14.71	(30.81)%	2.82%	1.78%		(1.55)%	$2,322	—
Year Ended July 31, 2021	$13.16	(0.32)	8.42	8.10	—	—	$21.26	61.55%	2.31%	1.78%		(1.76)%	$3,101	—
Year Ended July 31, 2020	$15.58	(0.09)	(2.33)	(2.42)	—	—	$13.16	(15.53)%	2.61%	1.87%		(0.60)%	$4,078	—
Year Ended July 31, 2019	$17.99	0.03	(2.44)	(2.41)	—	—	$15.58	(13.40)%	2.30%	2.04	%(e)	0.16%	$2,989	—
Year Ended July 31, 2018	$17.10	(0.07)	0.96	0.89	—	—	$17.99	5.20%	1.62%	1.62%		(0.40)%	$9,114	—
Service Class
Six Months Ended January 31, 2023 (unaudited)	$12.76	0.06	1.51	1.57	—	—	$14.33	12.29%	3.54%	2.78%		0.69%	$73	—
Year Ended July 31, 2022	$18.65	(0.46)	(5.43)	(5.89)	—	—	$12.76	(31.53)%	3.82%	2.78%		(2.55)%	$25	—
Year Ended July 31, 2021	$11.64	(0.48)	7.49	7.01	—	—	$18.65	60.22%	3.31%	2.78%		(2.76)%	$51	—
Year Ended July 31, 2020	$13.92	(0.22)	(2.06)	(2.28)	—	—	$11.64	(16.38)%	3.61%	2.87%		(1.60)%	$70	—
Year Ended July 31, 2019	$16.23	(0.11)	(2.20)	(2.31)	—	—	$13.92	(14.23)%	3.29%	3.03	%(e)	(0.83)%	$47	—
Year Ended July 31, 2018	$15.59	(0.24)	0.88	0.64	—	—	$16.23	4.11%	2.62%	2.62%		(1.40)%	$184	—
UltraJapan ProFund
Investor Class
Six Months Ended January 31, 2023 (unaudited)	$28.05	0.16	(0.88)	(0.72)	—	—	$27.33	(2.57)%	1.93%	1.78%		1.15%	$12,444	—
Year Ended July 31, 2022	$31.75	(0.45)	1.09	0.64	(4.34)	(4.34)	$28.05	(0.05)%	1.81%	1.78%		(1.56)%	$12,750	—
Year Ended July 31, 2021	$20.81	(0.56)	11.50	10.94	—	—	$31.75	52.57%	1.80%	1.78%		(1.77)%	$14,600	—
Year Ended July 31, 2020	$21.87	(0.17)	(0.89)	(1.06)	—	—	$20.81	(4.85)%	1.94%	1.86%		(0.77)%	$10,556	—
Year Ended July 31, 2019	$24.93	0.04	(2.61)	(2.57)	(0.49)	(0.49)	$21.87	(10.75)%	1.83%	1.83%		0.16%	$13,423	—
Year Ended July 31, 2018	$19.76	(0.11)	5.28	5.17	—	—	$24.93	26.16%	1.66%	1.66%		(0.45)%	$20,993	—
Service Class
Six Months Ended January 31, 2023 (unaudited)	$22.60	0.05	(0.73)	(0.68)	—	—	$21.92	(3.01)%	2.93%	2.78%		0.15%	$107	—
Year Ended July 31, 2022	$26.53	(0.69)	1.10	0.41	(4.34)	(4.34)	$22.60	(1.04)%	2.81%	2.78%		(2.56)%	$115	—
Year Ended July 31, 2021	$17.56	(0.82)	9.79	8.97	—	—	$26.53	51.08%	2.80%	2.78%		(2.77)%	$143	—
Year Ended July 31, 2020	$18.64	(0.36)	(0.72)	(1.08)	—	—	$17.56	(5.79)%	2.94%	2.86%		(1.77)%	$109	—
Year Ended July 31, 2019	$21.52	(0.16)	(2.23)	(2.39)	(0.49)	(0.49)	$18.64	(11.63)%	2.83%	2.83%		(0.84)%	$258	—
Year Ended July 31, 2018	$17.23	(0.31)	4.60	4.29	—	—	$21.52	24.90%	2.66%	2.66%		(1.45)%	$237	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).
(e)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to the financial statements.

Financial Highlights :: 269

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)		Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)

UltraLatin America ProFund
Investor Class
Six Months Ended January 31, 2023 (unaudited)	$14.68	0.82	2.62	3.44	(1.51)	—	(1.51)	$16.61	25.44%		1.93%	1.93%	10.44%	$11,349	60%
Year Ended July 31, 2022	$19.08	1.13	(4.70)	(3.57)	(0.83)	—	(0.83)	$14.68	(18.44	)%(e)	1.73%	1.73%	6.86%	$9,583	141%
Year Ended July 31, 2021	$10.61	0.18	8.38	8.56	(0.09)	—	(0.09)	$19.08	80.78%		1.72%	1.72%	1.22%	$15,939	163%
Year Ended July 31, 2020	$31.86	0.28	(21.10)	(20.82)	(0.43)	—	(0.43)	$10.61	(66.27	)%(f)	1.71%	1.71%	1.46%	$15,724	237%
Year Ended July 31, 2019	$33.55	0.44	(1.66)	(1.22)	(0.47)	—	(0.47)	$31.86	(3.51)%		1.69%	1.69%	1.34%	$31,560	132%
Year Ended July 31, 2018	$35.83	0.28	(2.47)	(2.19)	(0.09)	—	(0.09)	$33.55	(6.15)%		1.53%	1.53%	0.72%	$37,611	315%
Service Class
Six Months Ended January 31, 2023 (unaudited)	$14.20	0.75	2.57	3.32	(1.31)	—	(1.31)	$16.21	25.17%		2.78%	2.78%	9.59%	$131	60%
Year Ended July 31, 2022	$18.34	0.97	(4.54)	(3.57)	(0.57)	—	(0.57)	$14.20	(19.32	)%(e)	2.73%	2.73%	5.86%	$108	141%
Year Ended July 31, 2021	$10.26	0.04	8.06	8.10	(0.02)	—	(0.02)	$18.34	78.96%		2.72%	2.72%	0.22%	$148	163%
Year Ended July 31, 2020	$30.71	0.12	(20.57)	(20.45)	—	—	—	$10.26	(66.59	)%(f)	2.70%	2.70%	0.47%	$98	237%
Year Ended July 31, 2019	$32.16	0.13	(1.58)	(1.45)	—	—	—	$30.71	(4.51)%		2.69%	2.69%	0.34%	$81	132%
Year Ended July 31, 2018	$34.61	(0.10)	(2.35)	(2.45)	—	—	—	$32.16	(7.08)%		2.53%	2.53%	(0.28)%	$436	315%
UltraMid-Cap ProFund
Investor Class
Six Months Ended January 31, 2023 (unaudited)	$52.47	0.12	3.50	3.62	—	—	—	$56.09	6.88%		1.62%	1.62%	0.48%	$47,137	10%
Year Ended July 31, 2022	$66.78	(0.23)	(10.83)	(11.06)	—	(3.25)	(3.25)	$52.47	(17.57)%		1.51%	1.51%	(0.38)%	$43,761	28%
Year Ended July 31, 2021	$32.83	(0.33)	34.28	33.95	—	—	—	$66.78	103.44%		1.53%	1.53%	(0.62)%	$61,650	40%
Year Ended July 31, 2020	$44.23	(0.05)	(10.37)	(10.42)	(0.14)	(0.84)	(0.98)	$32.83	(24.24)%		1.66%	1.66%	(0.12)%	$30,383	63%
Year Ended July 31, 2019	$46.93	0.07	(2.72)	(2.65)	(0.01)	(0.04)	(0.05)	$44.23	(5.62)%		1.53%	1.53%	0.16%	$80,404	52%
Year Ended July 31, 2018(g)	$40.56	(0.01)	9.46	9.45	—	(3.08)	(3.08)	$46.93	23.80%		1.43%	1.43%	(0.01)%	$91,844	28%
Service Class
Six Months Ended January 31, 2023 (unaudited)	$41.17	(0.07)	2.69	2.62	—	—	—	$43.79	6.36%		2.62%	2.62%	(0.52)%	$906	10%
Year Ended July 31, 2022	$53.58	(0.72)	(8.44)	(9.16)	—	(3.25)	(3.25)	$41.17	(18.40)%		2.51%	2.51%	(1.38)%	$859	28%
Year Ended July 31, 2021	$26.59	(0.75)	27.74	26.99	—	—	—	$53.58	101.47%		2.53%	2.53%	(1.61)%	$1,231	40%
Year Ended July 31, 2020	$36.24	(0.34)	(8.47)	(8.81)	—	(0.84)	(0.84)	$26.59	(24.99)%		2.66%	2.66%	(1.12)%	$636	63%
Year Ended July 31, 2019	$38.86	(0.28)	(2.30)	(2.58)	—	(0.04)	(0.04)	$36.24	(6.61)%		2.53%	2.53%	(0.84)%	$847	52%
Year Ended July 31, 2018(g)	$34.37	(0.37)	7.94	7.57	—	(3.08)	(3.08)	$38.86	22.58%		2.43%	2.43%	(1.01)%	$2,154	28%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)	During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.22%.
(f)	During the year ended July 31, 2020, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.68%.
(g)	As described in Note 9, share amounts have been adjusted for 3:1 share split on January 22, 2018.

See accompanying notes to the financial statements.

270 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)
UltraNasdaq-100 ProFund
Investor Class
Six Months Ended January 31, 2023 (unaudited)	$58.68	0.01	(11.02)	(11.01)	—	(2.12)	(2.12)	$45.55	(18.13)%	1.60%	1.60%	0.04%	$491,681	34%
Year Ended July 31, 2022	$99.86	(0.71)	(26.13)	(26.84)	—	(14.34)	(14.34)	$58.68	(31.91)%	1.47%	1.47%	(0.87)%	$569,545	51%
Year Ended July 31, 2021(e)	$62.28	(0.82)	45.88	45.06	—	(7.48)	(7.48)	$99.86	76.50%	1.51%	1.51%	(1.05)%	$1,096,713	29%
Year Ended July 31, 2020(e)	$39.32	(0.26)	25.83	25.57	—	(2.61)	(2.61)	$62.28	67.62%	1.59%	1.59%	(0.58)%	$627,805	20%
Year Ended July 31, 2019(e)	$37.54	0.01	3.55	3.56	—	(1.78)	(1.78)	$39.32	9.42%	1.50%	1.50%	0.01%	$504,777	9%
Year Ended July 31, 2018(e)(f)	$26.05	(0.09)	11.58	11.49	—	—	—	$37.54	44.15%	1.41%	1.41%	(0.29)%	$497,460	3%
Service Class
Six Months Ended January 31, 2023 (unaudited)	$42.12	(0.16)	(8.03)	(8.19)	—	(2.12)	(2.12)	$31.81	(18.55)%	2.60%	2.60%	(0.96)%	$10,549	34%
Year Ended July 31, 2022	$76.18	(1.31)	(18.41)	(19.72)	—	(14.34)	(14.34)	$42.12	(32.60)%	2.47%	2.47%	(1.87)%	$14,120	51%
Year Ended July 31, 2021(e)	$49.32	(1.43)	35.77	34.34	—	(7.48)	(7.48)	$76.18	74.78%	2.51%	2.51%	(2.05)%	$23,558	29%
Year Ended July 31, 2020(e)	$31.89	(0.61)	20.65	20.04	—	(2.61)	(2.61)	$49.32	65.95%	2.59%	2.59%	(1.58)%	$15,438	20%
Year Ended July 31, 2019(e)	$31.05	(0.28)	2.90	2.62	—	(1.78)	(1.78)	$31.89	8.33%	2.50%	2.50%	(0.99)%	$12,014	9%
Year Ended July 31, 2018(e)(f)	$21.76	(0.36)	9.65	9.29	—	—	—	$31.05	42.70%	2.41%	2.41%	(1.29)%	$14,914	3%
UltraShort China ProFund
Investor Class
Six Months Ended January 31, 2023 (unaudited)	$12.64	0.12	(6.63)	(6.51)	—	—	—	$6.13	(51.50)%	3.63%	1.78%	2.27%	$2,376	—
Year Ended July 31, 2022	$17.80	(0.29)	(4.87)	(5.16)	—	—	—	$12.64	(28.99)%	2.57%	1.78%	(1.53)%	$1,470	—
Year Ended July 31, 2021	$20.11	(0.22)	(2.09)	(2.31)	—	—	—	$17.80	(11.49)%	4.54%	1.78%	(1.77)%	$2,341	—
Year Ended July 31, 2020	$47.15	(0.14)	(26.71)	(26.85)	(0.19)	—	(0.19)	$20.11	(57.12)%	2.83%	1.78%	(0.37)%	$625	—
Year Ended July 31, 2019	$40.80	0.24	6.11	6.35	—	—	—	$47.15	15.56%	2.45%	1.78%	0.50%	$3,534	—
Year Ended July 31, 2018(g)	$54.15	(0.14)	(13.21)	(13.35)	—	—	—	$40.80	(24.67)%	2.34%	1.78%	(0.34)%	$2,038	—
Service Class
Six Months Ended January 31, 2023 (unaudited)	$11.02	0.08	(5.76)	(5.68)	—	—	—	$5.34	(51.45)%	4.28%	2.43%	1.62%	$3	—
Year Ended July 31, 2022	$15.63	(0.46)	(4.15)	(4.61)	—	—	—	$11.02	(29.58)%	3.57%	2.78%	(2.53)%	$10	—
Year Ended July 31, 2021	$17.88	(0.34)	(1.91)	(2.25)	—	—	—	$15.63	(12.52)%	5.54%	2.78%	(2.77)%	$6	—
Year Ended July 31, 2020	$42.12	(0.48)	(23.76)	(24.24)	—	—	—	$17.88	(57.53)%	3.83%	2.78%	(1.37)%	$10	—
Year Ended July 31, 2019	$36.81	(0.19)	5.50	5.31	—	—	—	$42.12	14.43%	3.45%	2.78%	(0.50)%	$44	—
Year Ended July 31, 2018(g)	$49.35	(0.52)	(12.02)	(12.54)	—	—	—	$36.81	(25.43)%	3.34%	2.78%	(1.34)%	$70	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)	As described in Note 9, share amounts have been adjusted for 2:1 share split that occurred on December 14, 2020.
(f)	As described in Note 9, share amounts have been adjusted for 3:1 share split on January 22, 2018.
(g)	As described in Note 9, share amounts have been adjusted for 1:8 reverse share split that occurred on January 22, 2018.

See accompanying notes to the financial statements.

Financial Highlights :: 271

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From				Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)
UltraShort Dow 30 ProFund
Investor Class
Six Months Ended January 31, 2023 (unaudited)	$20.36	0.16	(2.32)	(2.16)	—	—	$18.20	(10.61)%	2.53%	1.78%	1.61%	$2,843	—
Year Ended July 31, 2022	$20.44	(0.30)	0.22 (e)	(0.08)	—	—	$20.36	(0.39)%	2.65%	1.78%	(1.48)%	$2,491	—
Year Ended July 31, 2021(f)	$40.04	(0.49)	(19.11)	(19.60)	—	—	$20.44	(48.95)%	2.47%	1.78%	(1.77)%	$2,916	—
Year Ended July 31, 2020(f)	$60.15	(0.56)	(19.35)	(19.91)	(0.20)	(0.20)	$40.04	(33.21)%	2.17%	1.78%	(1.01)%	$5,293	—
Year Ended July 31, 2019(f)	$71.69	0.32	(11.86)	(11.54)	—	—	$60.15	(16.07)%	2.25%	1.78%	0.47%	$4,491	—
Year Ended July 31, 2018(f)	$104.12	(0.36)	(32.07)	(32.43)	—	—	$71.69	(31.16)%	2.18%	1.78%	(0.44)%	$3,874	—
Service Class
Six Months Ended January 31, 2023 (unaudited)	$17.62	0.08	(2.00)	(1.92)	—	—	$15.70	(10.95)%	3.43%	2.68%	0.71%	$23	—
Year Ended July 31, 2022	$17.86	(0.47)	0.23 (e)	(0.24)	—	—	$17.62	(1.34)%	3.65%	2.78%	(2.48)%	$156	—
Year Ended July 31, 2021(f)	$35.34	(0.74)	(16.74)	(17.48)	—	—	$17.86	(49.43)%	3.47%	2.78%	(2.77)%	$111	—
Year Ended July 31, 2020(f)	$53.45	(1.00)	(17.11)	(18.11)	—	—	$35.34	(33.91)%	3.17%	2.78%	(2.01)%	$316	—
Year Ended July 31, 2019(f)	$64.34	(0.28)	(10.61)	(10.89)	—	—	$53.45	(16.92)%	3.25%	2.78%	(0.53)%	$179	—
Year Ended July 31, 2018(f)	$94.36	(1.12)	(28.90)	(30.02)	—	—	$64.34	(31.84)%	3.18%	2.78%	(1.44)%	$268	—
UltraShort Emerging Markets ProFund
Investor Class
Six Months Ended January 31, 2023 (unaudited)	$28.93	0.25	(7.98)	(7.73)	—	—	$21.20	(26.72)%	3.20%	1.78%	1.60%	$543	—
Year Ended July 31, 2022	$23.19	(0.39)	6.13	5.74	—	—	$28.93	24.75%	3.73%	1.78%	(1.43)%	$1,247	—
Year Ended July 31, 2021(f)	$39.50	(0.45)	(15.86)	(16.31)	—	—	$23.19	(41.26)%	5.39%	1.78%	(1.77)%	$562	—
Year Ended July 31, 2020(f)	$75.75	(0.40)	(35.57)	(35.97)	(0.28)	(0.28)	$39.50	(47.64)%	2.90%	1.78%	(0.60)%	$974	—
Year Ended July 31, 2019(f)	$73.65	0.36	1.74	2.10	—	—	$75.75	2.88%	2.70%	1.78%	0.43%	$2,865	—
Year Ended July 31, 2018(f)	$86.96	(0.28)	(13.03)	(13.31)	—	—	$73.65	(15.32)%	2.35%	1.78%	(0.40)%	$2,958	—
Service Class
Six Months Ended January 31, 2023 (unaudited)	$25.83	0.12	(7.11)	(6.99)	—	—	$18.84	(27.09)%	4.20%	2.78%	0.60%	$108	—
Year Ended July 31, 2022	$20.93	(0.63)	5.53	4.90	—	—	$25.83	23.52%	4.73%	2.78%	(2.43)%	$31	—
Year Ended July 31, 2021(f)	$35.98	(0.69)	(14.36)	(15.05)	—	—	$20.93	(41.89)%	6.39%	2.78%	(2.77)%	$31	—
Year Ended July 31, 2020(f)	$69.37	(1.00)	(32.39)	(33.39)	—	—	$35.98	(48.10)%	3.90%	2.78%	(1.60)%	$62	—
Year Ended July 31, 2019(f)	$68.11	(0.40)	1.66	1.26	—	—	$69.37	1.82%	3.70%	2.78%	(0.57)%	$98	—
Year Ended July 31, 2018(f)	$81.20	(1.00)	(12.09)	(13.09)	—	—	$68.11	(16.11)%	3.35%	2.78%	(1.40)%	$108	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).
(e)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(f)	As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.

See accompanying notes to the financial statements.

272 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From				Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)
UltraShort International ProFund
Investor Class
Six Months Ended January 31, 2023 (unaudited)	$26.52	0.23	(5.30)	(5.07)	—	—	$21.45	(19.08)%	2.13%	1.78%	1.62%	$2,009	—
Year Ended July 31, 2022	$22.38	(0.34)	4.48 (e)	4.14	—	—	$26.52	18.50%	2.60%	1.78%	(1.41)%	$2,640	—
Year Ended July 31, 2021(f)	$42.06	(0.51)	(19.17)	(19.68)	—	—	$22.38	(46.82)%	3.13%	1.78%	(1.77)%	$1,631	—
Year Ended July 31, 2020(f)	$54.21	(0.48)	(11.27)	(11.75)	(0.40)	(0.40)	$42.06	(21.67)%	2.83%	1.78%	(0.95)%	$2,445	—
Year Ended July 31, 2019(f)	$51.63	0.28	2.30	2.58	—	—	$54.21	4.96%	2.43%	1.78%	0.50%	$2,156	—
Year Ended July 31, 2018(f)	$59.47	(0.28)	(7.56)	(7.84)	—	—	$51.63	(13.18)%	2.53%	1.84%	(0.51)%	$2,120	—
Service Class
Six Months Ended January 31, 2023 (unaudited)	$23.51	0.11	(4.70)	(4.59)	—	—	$18.92	(19.51)%	3.13%	2.78%	0.62%	$5	—
Year Ended July 31, 2022	$20.04	(0.57)	4.04 (e)	3.47	—	—	$23.51	17.30%	3.60%	2.78%	(2.41)%	$6	—
Year Ended July 31, 2021(f)	$38.07	(0.78)	(17.25)	(18.03)	—	—	$20.04	(47.32)%	4.14%	2.79%	(2.78)%	$5	—
Year Ended July 31, 2020(f)	$49.12	(0.96)	(10.09)	(11.05)	—	—	$38.07	(22.48)%	3.83%	2.78%	(1.95)%	$10	—
Year Ended July 31, 2019(f)	$47.26	(0.24)	2.10	1.86	—	—	$49.12	3.89%	3.42%	2.77%	(0.49)%	$14	—
Year Ended July 31, 2018(f)	$54.95	(0.76)	(6.93)	(7.69)	—	—	$47.26	(13.97)%	3.52%	2.83%	(1.50)%	$29	—
UltraShort Japan ProFund
Investor Class
Six Months Ended January 31, 2023 (unaudited)	$10.18	0.06	0.01 (e)	0.07	—	—	$10.25	0.69%	12.25%	1.78%	1.17%	$306	—
Year Ended July 31, 2022	$12.53	(0.18)	(2.17)	(2.35)	—	—	$10.18	(18.75)%	10.76%	1.78%	(1.54)%	$199	—
Year Ended July 31, 2021	$22.23	(0.26)	(9.44)	(9.70)	—	—	$12.53	(43.63)%	8.91%	1.78%	(1.77)%	$233	—
Year Ended July 31, 2020	$32.34	(0.18)	(9.93)	(10.11)	—	—	$22.23	(31.26)%	4.87%	1.78%	(0.64)%	$842	—
Year Ended July 31, 2019	$32.76	0.06	(0.48)	(0.42)	—	—	$32.34	(1.28)%	5.49%	1.78%	0.18%	$1,010	—
Year Ended July 31, 2018(g)	$47.18	(0.23)	(14.19)	(14.42)	—	—	$32.76	(30.59)%	3.66%	1.78%	(0.60)%	$709	—
Service Class
Six Months Ended January 31, 2023 (unaudited)	$8.96	0.01	(0.01)	—	—	—	$8.96	0.11%	13.25%	2.78%	0.17%	$1	—
Year Ended July 31, 2022	$11.16	(0.28)	(1.92)	(2.20)	—	—	$8.96	(19.71)%	11.76%	2.78%	(2.54)%	$1	—
Year Ended July 31, 2021	$19.96	(0.37)	(8.43)	(8.80)	—	—	$11.16	(44.23)%	9.91%	2.78%	(2.77)%	$29	—
Year Ended July 31, 2020	$29.45	(0.44)	(9.05)	(9.49)	—	—	$19.96	(31.87)%	5.87%	2.78%	(1.64)%	$2	—
Year Ended July 31, 2019	$30.00	(0.23)	(0.32)	(0.55)	—	—	$29.45	(2.26)%	6.49%	2.78%	(0.82)%	$4	—
Year Ended July 31, 2018(g)	$43.73	(0.61)	(13.12)	(13.73)	—	—	$30.00	(31.31)%	4.66%	2.78%	(1.60)%	$5	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).
(e)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(f)	As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.
(g)	As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on January 22, 2018.

See accompanying notes to the financial statements.

Financial Highlights :: 273

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From				Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)
UltraShort Latin America ProFund
Investor Class
Six Months Ended January 31, 2023 (unaudited)	$9.18	0.06	(3.10)	(3.04)	—	—	$6.14	(33.12)%	3.80%	1.78%	1.56%	$793	—
Year Ended July 31, 2022	$10.27	(0.15)	(0.94)	(1.09)	—	—	$9.18	(10.61)%	4.14%	1.78%	(1.48)%	$1,796	—
Year Ended July 31, 2021	$27.67	(0.32)	(17.08)	(17.40)	—	—	$10.27	(62.88)%	3.28%	1.78%	(1.77)%	$804	—
Year Ended July 31, 2020	$27.71	(0.30)	0.35	0.05	(0.09)	(0.09)	$27.67	0.22%	2.31%	1.78%	(0.87)%	$3,138	—
Year Ended July 31, 2019	$35.01	0.16	(7.46)	(7.30)	—	—	$27.71	(20.85)%	2.42%	1.78%	0.53%	$4,681	—
Year Ended July 31, 2018(e)	$40.03	(0.21)	(4.81)	(5.02)	—	—	$35.01	(12.58)%	2.05%	1.78%	(0.60)%	$3,711	—
Service Class
Six Months Ended January 31, 2023 (unaudited)	$7.97	0.03	(2.69)	(2.66)	—	—	$5.31	(33.38)%	4.80%	2.78%	0.56%	$5	—
Year Ended July 31, 2022	$9.00	(0.25)	(0.78)	(1.03)	—	—	$7.97	(11.44)%	5.14%	2.78%	(2.48)%	$8	—
Year Ended July 31, 2021	$24.48	(0.47)	(15.01)	(15.48)	—	—	$9.00	(63.24)%	4.28%	2.78%	(2.77)%	$9	—
Year Ended July 31, 2020	$24.69	(0.69)	0.48	(0.21)	—	—	$24.48	(0.85)%	3.31%	2.78%	(1.87)%	$35	—
Year Ended July 31, 2019	$31.51	(0.12)	(6.70)	(6.82)	—	—	$24.69	(21.67)%	3.42%	2.78%	(0.47)%	$61	—
Year Ended July 31, 2018(e)	$36.45	(0.55)	(4.39)	(4.94)	—	—	$31.51	(13.53)%	3.05%	2.78%	(1.60)%	$74	—
UltraShort Mid-Cap ProFund
Investor Class
Six Months Ended January 31, 2023 (unaudited)(f)	$51.24	0.40	(8.64)	(8.24)	—	—	$43.00	(16.02)%	3.33%	1.78%	1.68%	$1,174	—
Year Ended July 31, 2022(f)	$53.58	(0.80)	(1.54)	(2.34)	—	—	$51.24	(4.48)%	3.56%	1.78%	(1.50)%	$1,424	—
Year Ended July 31, 2021(f)	$131.61	(1.40)	(76.63)	(78.03)	—	—	$53.58	(59.27)%	3.22%	1.78%	(1.77)%	$1,443	—
Year Ended July 31, 2020(f)	$198.15	(2.00)	(63.74)	(65.74)	(0.80)	(0.80)	$131.61	(33.28)%	2.94%	1.78%	(1.04)%	$2,728	—
Year Ended July 31, 2019(f)	$207.31	1.10	(10.26)	(9.16)	—	—	$198.15	(4.39)%	3.04%	1.78%	0.50%	$1,475	—
Year Ended July 31, 2018(f)	$277.73	(1.10)	(69.32)	(70.42)	—	—	$207.31	(25.35)%	3.12%	1.78%	(0.45)%	$1,067	—
Service Class
Six Months Ended January 31, 2023 (unaudited)(f)	$44.77	0.20	(7.63)	(7.43)	—	—	$37.34	(16.74)%	4.33%	2.78%	0.68%	$44	—
Year Ended July 31, 2022(f)	$47.28	(1.30)	(1.21)	(2.51)	—	—	$44.77	(5.29)%	4.56%	2.78%	(2.50)%	$53	—
Year Ended July 31, 2021(f)	$117.12	(2.10)	(67.74)	(69.84)	—	—	$47.28	(59.61)%	4.22%	2.78%	(2.77)%	$20	—
Year Ended July 31, 2020(f)	$177.19	(3.70)	(56.37)	(60.07)	—	—	$117.12	(33.92)%	3.94%	2.78%	(2.04)%	$21	—
Year Ended July 31, 2019(f)	$187.35	(0.80)	(9.36)	(10.16)	—	—	$177.19	(5.39)%	4.04%	2.78%	(0.50)%	$16	—
Year Ended July 31, 2018(f)	$253.03	(3.20)	(62.48)	(65.68)	—	—	$187.35	(26.00)%	4.12%	2.78%	(1.45)%	$11	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).
(e)	As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on January 22, 2018.
(f)	As described in Note 11, share amounts have been adjusted for 1:10 reverse share split that occurred on March 6, 2023.

See accompanying notes to the financial statements.

274 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From				Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)
UltraShort Nasdaq-100 ProFund
Investor Class
Six Months Ended January 31, 2023 (unaudited)(e)	$78.98	0.90	2.24 (f)	3.14	—	—	$82.12	3.92%	1.66%	1.66%	1.92%	$20,059	—
Year Ended July 31, 2022(e)	$78.50	(0.90)	1.38 (f)	0.48	—	—	$78.98	0.64%	1.68%	1.68%	(1.09)%	$100,824	—
Year Ended July 31, 2021(e)(g)	$179.00	(2.05)	(98.35)	(100.40)	(0.10)	(0.10)	$78.50	(55.87)%	1.78%	1.78%	(1.76)%	$9,281	—
Year Ended July 31, 2020(e)(g)	$507.75	(2.80)	(324.35)	(327.15)	(1.60)	(1.60)	$179.00	(64.81)%	1.82%	1.82%	(0.84)%	$9,454	—
Year Ended July 31, 2019(e)(g)	$654.46	3.20	(149.91)	(146.71)	—	—	$507.75	(22.43)%	1.77%	1.77%	0.51%	$14,948	—
Year Ended July 31, 2018(e)(g)	$1067.67	(3.60)	(409.61)	(413.21)	—	—	$654.46	(38.70)%	1.76%	1.76%	(0.44)%	$12,427	—
Service Class
Six Months Ended January 31, 2023 (unaudited)(e)	$73.94	0.45	2.09 (f)	2.54	—	—	$76.48	3.45%	2.66%	2.66%	0.92%	$120	—
Year Ended July 31, 2022(e)	$74.25	(1.60)	1.29 (f)	(0.31)	—	—	$73.94	(0.40)%	2.68%	2.68%	(2.09)%	$168	—
Year Ended July 31, 2021(e)(g)	$171.01	(3.20)	(93.56)	(96.76)	—	—	$74.25	(56.43)%	2.78%	2.78%	(2.76)%	$184	—
Year Ended July 31, 2020(e)(g)	$488.16	(6.40)	(310.75)	(317.15)	—	—	$171.01	(65.08)%	2.82%	2.82%	(1.84)%	$174	—
Year Ended July 31, 2019(e)(g)	$634.63	(2.40)	(144.07)	(146.47)	—	—	$488.16	(23.13)%	2.77%	2.77%	(0.49)%	$516	—
Year Ended July 31, 2018(e)(g)	$1044.72	(11.20)	(398.89)	(410.09)	—	—	$634.63	(39.24)%	2.76%	2.76%	(1.44)%	$91	—
UltraShort Small-Cap ProFund
Investor Class
Six Months Ended January 31, 2023 (unaudited)	$8.06	0.07	(1.05)	(0.98)	—	—	$7.08	(12.16)%	2.23%	1.78%	1.72%	$8,497	—
Year Ended July 31, 2022	$7.27	(0.11)	0.90	0.79	—	—	$8.06	10.87%	2.32%	1.78%	(1.46)%	$4,194	—
Year Ended July 31, 2021	$20.12	(0.18)	(12.67)	(12.85)	—	—	$7.27	(63.87)%	2.10%	1.78%	(1.77)%	$8,081	—
Year Ended July 31, 2020	$30.78	(0.30)	(10.28)	(10.58)	(0.08)	(0.08)	$20.12	(34.44)%	2.16%	1.78%	(1.04)%	$7,746	—
Year Ended July 31, 2019	$29.84	0.16	0.78	0.94	—	—	$30.78	3.22%	3.14%	1.78%	0.50%	$4,541	—
Year Ended July 31, 2018(h)	$43.84	(0.10)	(13.90)	(14.00)	—	—	$29.84	(31.98)%	2.03%	1.76%	(0.29)%	$4,058	—
Service Class
Six Months Ended January 31, 2023 (unaudited)	$7.36	0.03	(0.96)	(0.93)	—	—	$6.43	(12.64)%	3.23%	2.78%	0.72%	$135	—
Year Ended July 31, 2022	$6.71	(0.18)	0.83	0.65	—	—	$7.36	9.69%	3.32%	2.78%	(2.46)%	$159	—
Year Ended July 31, 2021	$18.74	(0.28)	(11.75)	(12.03)	—	—	$6.71	(64.19)%	3.10%	2.78%	(2.77)%	$508	—
Year Ended July 31, 2020	$28.86	(0.57)	(9.55)	(10.12)	—	—	$18.74	(35.07)%	3.16%	2.78%	(2.04)%	$174	—
Year Ended July 31, 2019	$28.27	(0.16)	0.75	0.59	—	—	$28.86	2.16%	4.14%	2.78%	(0.50)%	$158	—
Year Ended July 31, 2018(h)	$41.92	(0.45)	(13.20)	(13.65)	—	—	$28.27	(32.61)%	3.03%	2.76%	(1.29)%	$111	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).
(e)	As described in Note 11, share amounts have been adjusted for 1:5 reverse share split that occurred on March 13, 2023.
(f)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(g)	As described in Note 9, share amounts have been adjusted for 1:8 reverse share split that occurred on December 14, 2020.
(h)	As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on January 22, 2018.

See accompanying notes to the financial statements.

Financial Highlights :: 275

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From					Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)		Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)
UltraSmall-Cap ProFund
Investor Class
Six Months Ended January 31, 2023 (unaudited)	$60.08	0.10	—	(e)(f)	0.10	—	—	—	$60.18	0.15%	1.74%	1.74%		0.37%	$59,309	59%
Year Ended July 31, 2022	$89.55	(0.55)	(28.92)		(29.47)	—	—	—	$60.08	(32.91)%	1.60%	1.60%		(0.72)%	$52,577	46%
Year Ended July 31, 2021	$41.81	(0.81)	48.55		47.74	—	—	—	$89.55	114.21%	1.62%	1.62%		(1.04)%	$100,147	27%
Year Ended July 31, 2020	$57.95	(0.25)	(15.89)		(16.14)	—	—	—	$41.81	(27.85)%	1.80%	1.80%		(0.52)%	$33,767	143%
Year Ended July 31, 2019	$68.79	0.13	(10.91)		(10.78)	(0.05)	(0.01)	(0.06)	$57.95	(15.64)%	1.60%	1.60%		0.23%	$62,102	77%
Year Ended July 31, 2018	$52.24	(0.16)	17.14		16.98	—	(0.43)	(0.43)	$68.79	32.65%	1.49%	1.49%		(0.26)%	$68,965	29%
Service Class
Six Months Ended January 31, 2023 (unaudited)	$48.18	(0.12)	(0.03	)(f)	(0.15)	—	—	—	$48.03	(0.33)%	2.74%	2.74%		(0.63)%	$539	59%
Year Ended July 31, 2022	$72.53	(1.19)	(23.16)		(24.35)	—	—	—	$48.18	(33.56)%	2.60%	2.60%		(1.72)%	$235	46%
Year Ended July 31, 2021	$34.20	(1.46)	39.79		38.33	—	—	—	$72.53	112.08%	2.62%	2.62%		(2.04)%	$994	27%
Year Ended July 31, 2020	$47.88	(0.64)	(13.04)		(13.68)	—	—	—	$34.20	(28.57)%	2.80%	2.80%		(1.52)%	$263	143%
Year Ended July 31, 2019	$57.34	(0.35)	(9.10)		(9.45)	—	(0.01)	(0.01)	$47.88	(16.47)%	2.60%	2.60%		(0.77)%	$460	77%
Year Ended July 31, 2018	$44.08	(0.63)	14.32		13.69	—	(0.43)	(0.43)	$57.34	31.20%	2.49%	2.49%		(1.26)%	$1,847	29%
U.S. Government Plus ProFund
Investor Class
Six Months Ended January 31, 2023 (unaudited)	$50.72	0.29	(7.30)		(7.01)	—	—	—	$43.71	(13.82)%	1.97%	1.90	%(g)	1.34%	$4,739	—
Year Ended July 31, 2022	$69.24	(0.77)	(17.75)		(18.52)	—	—	—	$50.72	(26.76)%	1.41%	1.41%		(1.24)%	$8,264	— (h)
Year Ended July 31, 2021	$85.98	(0.83)	(15.91)		(16.74)	—	—	—	$69.24	(19.47)%	1.51%	1.51%		(1.17)%	$24,182	99%
Year Ended July 31, 2020	$60.08	0.06	26.01		26.07	(0.17)	—	(0.17)	$85.98	43.48%	1.40%	1.40%		0.09%	$21,927	392%
Year Ended July 31, 2019	$52.14	0.61	7.94		8.55	(0.61)	—	(0.61)	$60.08	16.53%	1.34%	1.34%		1.14%	$23,791	503%
Year Ended July 31, 2018	$53.83	0.20	(1.78)		(1.58)	(0.11)	—	(0.11)	$52.14	(2.95)%	1.35%	1.35%		0.38%	$14,497	714%
Service Class
Six Months Ended January 31, 2023 (unaudited)	$45.48	0.10	(6.58)		(6.48)	—	—	—	$39.00	(14.25)%	2.97%	2.90	%(g)	0.34%	$137	—
Year Ended July 31, 2022	$62.71	(1.36)	(15.87)		(17.23)	—	—	—	$45.48	(27.49)%	2.41%	2.41%		(2.24)%	$587	— (h)
Year Ended July 31, 2021	$78.67	(1.50)	(14.46)		(15.96)	—	—	—	$62.71	(20.29)%	2.51%	2.51%		(2.17)%	$1,839	99%
Year Ended July 31, 2020	$55.37	(0.62)	23.92		23.30	— (e)	—	— (e)	$78.67	42.11%	2.40%	2.40%		(0.91)%	$2,385	392%
Year Ended July 31, 2019	$48.09	0.12	7.24		7.36	(0.08)	—	(0.08)	$55.37	15.31%	2.34%	2.34%		0.14%	$2,605	503%
Year Ended July 31, 2018	$50.07	(0.29)	(1.68)		(1.97)	(0.01)	—	(0.01)	$48.09	(3.94)%	2.35%	2.35%		(0.62)%	$4,374	714%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)	Amount is less than $0.005.
(f)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(g)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.
(h)	The portfolio turnover rate significantly decreased due to there being no sales or purchases of U.S Treasury Obligations during the year.

See accompanying notes to the financial statements.

276 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Total Distributions	Net Asset Value, End of Period	Total Return(b)		Gross Expenses(c)	Net Expenses(c)		Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)
Utilities UltraSector ProFund
Investor Class
Six Months Ended January 31, 2023 (unaudited)	$70.17	0.45	(7.24)	(6.79)	(0.63)		(0.63)	$62.75	(9.74)%		1.79%	1.79%		1.35%	$7,575	38%
Year Ended July 31, 2022	$58.73	0.28	11.29	11.57	(0.13)		(0.13)	$70.17	19.73	%(e)	1.73%	1.73%		0.44%	$12,518	113%
Year Ended July 31, 2021	$51.44	0.09	7.52	7.61	(0.32	)(f)	(0.32)	$58.73	14.85%		2.06%	2.02	%(g)	0.17%	$8,418	95%
Year Ended July 31, 2020	$54.09	0.55	(2.16)	(1.61)	(1.04)		(1.04)	$51.44	(3.25)%		1.73%	1.73%		0.95%	$8,717	368%
Year Ended July 31, 2019	$45.64	0.71	8.04	8.75	(0.30)		(0.30)	$54.09	19.30%		1.72%	1.72%		1.41%	$31,558	406%
Year Ended July 31, 2018	$45.01	0.48	0.48	0.96	(0.33)		(0.33)	$45.64	2.15%		1.69%	1.69%		1.07%	$8,208	314%
Service Class
Six Months Ended January 31, 2023 (unaudited)	$64.64	0.14	(6.72)	(6.58)	—		—	$58.06	(10.18)%		2.79%	2.79%		0.35%	$392	38%
Year Ended July 31, 2022	$54.53	(0.32)	10.43	10.11	—		—	$64.64	18.54	%(e)	2.73%	2.73%		(0.56)%	$1,069	113%
Year Ended July 31, 2021	$47.93	(0.39)	6.99	6.60	—		—	$54.53	13.77%		3.01%	2.97	%(g)	(0.78)%	$368	95%
Year Ended July 31, 2020	$50.80	0.06	(2.01)	(1.95)	(0.92)		(0.92)	$47.93	(4.09)%		2.65%	2.65%		0.03%	$348	368%
Year Ended July 31, 2019	$42.98	0.26	7.56	7.82	—		—	$50.80	18.19%		2.67%	2.67%		0.46%	$1,265	406%
Year Ended July 31, 2018	$42.79	0.07	0.41	0.48	(0.29)		(0.29)	$42.98	1.14%		2.67%	2.67%		0.09%	$635	314%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)	During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.16%.
(f)	Subsequent to the issuance of the July 31, 2021 financial statements, $0.10 of the distribution was determined to be a return of capital.
(g)	The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended November 30th of each year, instead of coinciding with the July 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

See accompanying notes to the financial statements.

Consolidated Financial Highlights

278 :: Consolidated Financial Highlights

ProFunds Consolidated Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From				Ratios to Average Net Assets					Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)		Net Expenses(c)		Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)
Bitcoin Strategy ProFund
Investor Class
Six Months Ended January 31, 2023 (unaudited)	$13.99	0.02	(0.23	)(e)	(0.21)	(0.22)	(0.22)	$13.56	(1.53)%	1.71	%(f)	1.23	%(f)	0.31%	$30,231	—
Year Ended July 31, 2022	$24.70	(0.27)	(10.44)		(10.71)	—	—	$13.99	(43.36)%	1.93	%(g)	1.25	%(g)	(1.17)%	$23,548	—
July 28, 2021 through July 31, 2021(h)	$25.00	— (i)	(0.30)		(0.30)	—	—	$24.70	(1.20)%	24.80	%(g)	1.30	%(g)	(1.28)%	$524	—
Short Bitcoin Strategy ProFund
Investor Class
Six Months Ended January 31, 2023 (unaudited)	$20.65	(0.04)	(3.37)		(3.41)	—	—	$17.24	(16.51)%	12.63	%(j)	1.35	%(j)(k)	(0.31)%	$319	—
June 21, 2022 through July 31, 2022(h)	$25.00	(0.04)	(4.31)		(4.35)	—	—	$20.65	(17.40)%	17.68	%(l)	1.88	%(l)(m)	(1.39)%	$405	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).
(e)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(f)	The expense ratios reflect all interest expense and other costs related to reverse repurchase agreements and trading of Bitcoin futures contracts. Excluding interest expense and these other costs, the net expense ratio would have been 0.93%.
(g)	The expense ratios reflect all interest expense and other costs related to reverse repurchase agreements and trading of Bitcoin futures contracts. Excluding interest expense and these other costs, the net expense ratio would have been 0.84%.
(h)	Period from commencement of operations.
(i)	Amount is less than $0.005.
(j)	The expense ratios reflect all interest expense and other costs related to reverse repurchase agreements and trading of Bitcoin futures contracts. Excluding interest expense and these other costs, the net expense ratio would have been 1.07%.
(k)	For the period ended January 31, 2023, the Advisor voluntarily waived fees and expenses to limit the expense ratio to 1.35%.
(l)	The expense ratios reflect all interest expense and other costs related to reverse repurchase agreements and trading of Bitcoin futures contracts. Excluding interest expense and these other costs, the net expense ratio would have been 1.26%.
(m)	For the period June 21, 2022 through July 31, 2022, the Advisor voluntarily waived fees and expenses to limit the expense ratio (excluding interest expense and certain other costs) to 1.26%.

See accompanying notes to the financial statements.

Notes to Financial Statements

280 :: Notes to Financial Statements :: January 31, 2023 (unaudited)

1. Organization

ProFunds (the "Trust") consists of 117^ separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act") and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series.

These accompanying financial statements relate to the following portfolios of the Trust included in this report (collectively, the "ProFunds" and individually, a "ProFund"):

Classic ProFunds:

Bull ProFund

Europe 30 ProFund

Large-Cap Growth ProFund

Large-Cap Value ProFund

Mid-Cap Growth ProFund

Mid-Cap ProFund

Mid-Cap Value ProFund

Nasdaq-100 ProFund

Small-Cap Growth ProFund

Small-Cap ProFund

Small-Cap Value ProFund

Ultra ProFunds:

UltraBull ProFund

UltraChina ProFund

UltraDow 30 ProFund

UltraEmerging Markets ProFund

UltraInternational ProFund

UltraJapan ProFund

UltraLatin America ProFund

UltraMid-Cap ProFund

UltraNasdaq-100 ProFund

UltraSmall-Cap ProFund

Inverse ProFunds:

Bear ProFund

Short Nasdaq-100 ProFund

Short Small-Cap ProFund

UltraBear ProFund

UltraShort China ProFund

UltraShort Dow 30 ProFund

UltraShort Emerging Markets ProFund

UltraShort International ProFund

UltraShort Japan ProFund

UltraShort Latin America ProFund

UltraShort Mid-Cap ProFund

UltraShort Nasdaq-100 ProFund

UltraShort Small-Cap ProFund

UltraSector ProFunds:

Banks UltraSector ProFund

Biotechnology UltraSector ProFund

Communication Services UltraSector ProFund

Consumer Discretionary UltraSector ProFund*

Consumer Staples UltraSector ProFund*

Energy UltraSector ProFund*

Financials UltraSector ProFund

Health Care UltraSector ProFund

Industrials UltraSector ProFund

Internet UltraSector ProFund

Materials UltraSector ProFund*

Oil & Gas Equipment & Services UltraSector ProFund*

Pharmaceuticals UltraSector ProFund

Precious Metals UltraSector ProFund

Real Estate UltraSector ProFund

Semiconductor UltraSector ProFund

Technology UltraSector ProFund

Telecommunications UltraSector ProFund^

Utilities UltraSector ProFund

Inverse Sector ProFunds:

Short Energy ProFund*

Short Precious Metals ProFund

Short Real Estate ProFund

Digital Assets ProFunds:

Bitcoin Strategy ProFund

Short Bitcoin Strategy ProFund

Non-Equity ProFunds:

Access Flex Bear High Yield ProFund

Access Flex High Yield ProFund

Falling U.S. Dollar ProFund

Rising Rates Opportunity ProFund

Rising Rates Opportunity 10 ProFund

Rising U.S. Dollar ProFund

U.S. Government Plus ProFund

^	As described in Note 11, on February 7, 2023, the Telecommunications UltraSector ProFund was liquidated and closed. Accordingly, the total number of separate investment portfolios in the Trust was reduced from 117 to 116 on this date.

January 31, 2023 (unaudited) :: Notes to Financial Statements :: 281

*	Also, as further described in Note 11, subsequent to the end of the reporting period changes were made the underlying benchmark indices of certain UltraSector and Inverse Sector ProFunds. These changes to the benchmark indices resulted in corresponding name changes for certain UltraSector and Inverse Sector ProFunds. The names of the respective ProFunds, as of the issuance date of this report, have been presented throughout the Schedules of Portfolio Investments, Financial Statements, these Notes to Financial Statements, and the accompanying supplemental data in this report, and have been annotated with a " * " (" † " in the Schedules of Portfolio Investments). The following table presents both the ProFund's current name as well as the name by which each respective ProFund was formerly known:

Current Name:	Formerly Known as:

Consumer Discretionary UltraSector Profund	Consumer Services UltraSector ProFund
Consumer Staples UltraSector ProFund	Consumer Goods UltraSector ProFund
Energy UltraSector ProFund	Oil & Gas UltraSector ProFund
Materials UltraSector ProFund	Basic Materials UltraSector ProFund
Oil & Gas Equipment & Services UltraSector ProFund	Oil Equipment & Services UltraSector ProFund
Short Energy ProFund	Short Oil & Gas ProFund

Each ProFund, other than Europe 30 ProFund, Large-Cap Growth ProFund, Large-Cap Value ProFund, Mid-Cap Growth ProFund, Mid-Cap Value ProFund, Small-Cap Growth ProFund, and Small-Cap Value ProFund is classified as non-diversified under the 1940 Act. Each ProFund, with the exception of Bitcoin Strategy ProFund and Short Bitcoin Strategy ProFund, has two classes of shares outstanding: an Investor Class and a Service Class. The Bitcoin Strategy ProFund and Short Bitcoin Strategy ProFund each have one class, an Investor Class.

The Large-Cap Growth ProFund may operate as "non-diversified", as defined under the 1940 Act, to the extent necessary to approximate the composition of its index.

Each class of shares has identical rights and privileges except with respect to fees paid under the Distribution and Shareholder Services Plan and voting rights on matters affecting a single class of shares.

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Basis of Consolidation

The accompanying Consolidated Schedules of Portfolio Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statements of Cash Flows, and Consolidated Financial Highlights of Bitcoin Strategy ProFund and Short Bitcoin Strategy ProFund include the accounts of the ProFunds Bitcoin Strategy Portfolio and ProFunds Short Bitcoin Strategy Portfolio, respectively (each a "Subsidiary"). Each Subsidiary is a wholly-owned subsidiary of the Bitcoin Strategy ProFund and Short Bitcoin Strategy ProFund, respectively, organized under the laws of the Cayman Islands, and primarily invests in Bitcoin related instruments. Each Subsidiary enables the respective ProFund to hold these Bitcoin-related instruments and satisfy "regulated investment company" ("RIC") tax requirements. Each of the Digital Assets ProFunds will invest a significant portion of its' total assets in its respective Subsidiary. As of January 31, 2023, the net assets of ProFund Bitcoin Strategy Portfolio were 19.0% of the adjusted net assets of Bitcoin Strategy ProFund and the net assets of ProFunds Short Bitcoin Portfolio were 17.4% of the adjusted net assets of Short Bitcoin Strategy ProFund (as adjusted for reverse repurchase agreements). Intercompany accounts and transactions, if any, have been eliminated. Each Subsidiary is subject to the same investment policies and restrictions that apply to Bitcoin Strategy ProFund and Short Bitcoin Strategy ProFund, respectively, except that each Subsidiary may invest without limitation in Bitcoin-related instruments.

Investment in a Subsidiary

The Bitcoin Strategy ProFund and Short Bitcoin Strategy ProFund intend to achieve commodity exposure through investment in their respective Subsidiary. The Bitcoin Strategy ProFund and Short Bitcoin Strategy ProFund's investment in its Subsidiary is intended to provide each ProFund with exposure to commodity and financial markets in accordance with applicable rules and regulations. The Subsidiaries may invest in derivatives, including futures, forwards, options and other investments intended to serve as margin or collateral or otherwise support the Subsidiary's derivatives positions. The Subsidiaries are not registered under the 1940 Act, and will not have all of the protections offered to investors in RICs. The Board, however, has oversight responsibility for the investment activities of the ProFunds, including its investment in its respective Subsidiary, and each ProFund's role as the sole shareholder of its respective Subsidiary. Changes in the laws of the United States and/or the Cayman Islands, under which the ProFunds and the Subsidiaries are organized, respectively, could result in the inability of the ProFunds and/or its Subsidiary to operate as described in the ProFunds Statement of Additional Information and could negatively affect the ProFunds and its' shareholders. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on a Subsidiary. If Cayman Islands law changes such that a Subsidiary must pay Cayman Islands taxes, ProFunds shareholders would likely suffer

282 :: Notes to Financial Statements :: January 31, 2023 (unaudited)

decreased investment returns. In this report, the financial statements of each Subsidiary have been consolidated with the financial statements of the respective ProFund by which it is wholly-owned.

Investment Valuation

The ProFunds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Repurchase Agreements

Each ProFund may enter into repurchase agreements with financial institutions in pursuit of its investment objective, as "cover" for the investment techniques it employs, or for liquidity purposes. Repurchase agreements are primarily used by the ProFunds as short-term investments for cash positions. Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one business day. The resale price is typically greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major, global financial institutions whose creditworthiness is continuously monitored by ProFund Advisors LLC (the "Advisor"). In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. ProFunds within the Trust invest in repurchase agreements jointly. Each ProFund, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund. The collateral underlying the repurchase agreement is held by the ProFund's custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the ProFunds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the ProFund, amounts to more than 15% of the ProFund's total net assets. The investments of each of the ProFunds in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant. During periods of high demand for repurchase agreements, the ProFunds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

Information concerning the counterparties, value of, collateralization and amounts due under repurchase agreement transactions may be found in the table below.

As of January 31, 2023, the ProFunds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

Fund Name	Canadian Imperial Bank of Commerce, 4.17%, dated 1/31/23, due 2/1/23(1)	Credit Agricole, 4.22%, dated 1/31/23, due 2/1/23(2)	HSBC Securities (USA), Inc., 4.15%, dated 1/31/23, due 2/1/23(3)	RBC Capital Markets, LLC, 4.20%, dated 1/31/23, due 2/1/23(4)	Societe Generale, 4.22%, dated 1/31/23, due 2/1/23(5)	UMB Bank, N.A., 4.22%, dated 1/31/23, due 2/1/23(6)
Access Flex Bear High Yield ProFund	$73,000	$457,000	$91,000	$301,000	$457,000	$245,000
Access Flex High Yield ProFund	380,000	2,375,000	475,000	1,567,000	2,375,000	1,259,000
Banks UltraSector ProFund	78,000	490,000	97,000	322,000	490,000	266,000
Bear ProFund	586,000	3,666,000	732,000	2,419,000	3,666,000	1,950,000
Biotechnology UltraSector ProFund	1,115,000	6,974,000	1,394,000	4,602,000	6,974,000	3,697,000
Bull ProFund	463,000	2,905,000	579,000	1,917,000	2,905,000	1,547,000
Communication Services UltraSector ProFund	54,000	347,000	69,000	229,000	347,000	190,000
Consumer Discretionary UltraSector ProFund*	265,000	1,668,000	332,000	1,101,000	1,668,000	889,000
Consumer Staples UltraSector ProFund*	32,000	202,000	40,000	133,000	202,000	116,000
Energy UltraSector ProFund*	534,000	3,344,000	667,000	2,207,000	3,344,000	1,780,000
Falling U.S. Dollar ProFund	136,000	859,000	171,000	566,000	859,000	463,000
Financials UltraSector ProFund	46,000	299,000	57,000	197,000	299,000	171,000

January 31, 2023 (unaudited) :: Notes to Financial Statements :: 283

Fund Name	Canadian Imperial Bank of Commerce, 4.17%, dated 1/31/23, due 2/1/23(1)	Credit Agricole, 4.22%, dated 1/31/23, due 2/1/23(2)	HSBC Securities (USA), Inc., 4.15%, dated 1/31/23, due 2/1/23(3)	RBC Capital Markets, LLC, 4.20%, dated 1/31/23, due 2/1/23(4)	Societe Generale, 4.22%, dated 1/31/23, due 2/1/23(5)	UMB Bank, N.A., 4.22%, dated 1/31/23, due 2/1/23(6)
Health Care UltraSector ProFund	$200,000	$1,253,000	$249,000	$826,000	$1,253,000	$676,000
Industrials UltraSector ProFund	34,000	221,000	43,000	146,000	221,000	123,000
Internet UltraSector ProFund	697,000	4,363,000	871,000	2,879,000	4,363,000	2,320,000
Large-Cap Growth ProFund	—	2,000	—	1,000	2,000	3,000
Large-Cap Value ProFund	3,000	23,000	4,000	15,000	23,000	17,000
Materials UltraSector ProFund*	72,000	456,000	91,000	301,000	456,000	250,000
Mid-Cap Growth ProFund	—	3,000	—	2,000	3,000	5,000
Mid-Cap ProFund	119,000	759,000	151,000	501,000	759,000	413,000
Mid-Cap Value ProFund	3,000	21,000	4,000	14,000	21,000	15,000
Nasdaq-100 ProFund	4,118,000	25,742,000	5,147,000	16,989,000	25,742,000	13,633,000
Oil & Gas Equipment & Services UltraSector ProFund*	143,000	902,000	179,000	594,000	902,000	486,000
Pharmaceuticals UltraSector ProFund	62,000	400,000	79,000	264,000	400,000	223,000
Precious Metals UltraSector ProFund	297,000	1,862,000	371,000	1,229,000	1,862,000	992,000
Real Estate UltraSector ProFund	46,000	299,000	59,000	197,000	299,000	167,000
Rising Rates Opportunity ProFund	760,000	4,757,000	950,000	3,139,000	4,757,000	2,526,000
Rising Rates Opportunity 10 ProFund	138,000	872,000	173,000	574,000	872,000	471,000
Rising U.S. Dollar ProFund	801,000	5,017,000	1,002,000	3,311,000	5,017,000	2,665,000
Semiconductor UltraSector ProFund	1,013,000	6,340,000	1,267,000	4,183,000	6,340,000	3,363,000
Short Energy ProFund*	63,000	399,000	79,000	263,000	399,000	220,000
Short Nasdaq-100 ProFund	373,000	2,337,000	466,000	1,542,000	2,337,000	1,246,000
Short Precious Metals ProFund	182,000	1,144,000	228,000	754,000	1,144,000	613,000
Short Real Estate ProFund	74,000	472,000	93,000	311,000	472,000	258,000
Short Small-Cap ProFund	91,000	589,000	116,000	389,000	589,000	323,000
Small-Cap ProFund	56,000	357,000	70,000	236,000	357,000	200,000
Small-Cap Value ProFund	3,000	24,000	4,000	16,000	24,000	17,000
Technology UltraSector ProFund	356,000	2,232,000	445,000	1,472,000	2,232,000	1,188,000
UltraBear ProFund	474,000	2,968,000	593,000	1,958,000	2,968,000	1,579,000
UltraBull ProFund	1,705,000	10,662,000	2,132,000	7,037,000	10,662,000	5,653,000
UltraChina ProFund	334,000	2,095,000	417,000	1,382,000	2,095,000	1,118,000
UltraDow 30 ProFund	284,000	1,784,000	356,000	1,177,000	1,784,000	951,000
UltraEmerging Markets ProFund	77,000	487,000	97,000	321,000	487,000	265,000
UltraInternational ProFund	312,000	1,961,000	391,000	1,293,000	1,961,000	1,049,000
UltraJapan ProFund	500,000	3,127,000	625,000	2,064,000	3,127,000	1,658,000
UltraLatin America ProFund	65,000	411,000	82,000	271,000	411,000	223,000
UltraMid-Cap ProFund	609,000	3,821,000	763,000	2,521,000	3,821,000	2,032,000
UltraNasdaq-100 ProFund	8,432,000	52,707,000	10,540,000	34,786,000	52,707,000	27,908,000
UltraShort China ProFund	98,000	615,000	122,000	406,000	615,000	332,000
UltraShort Dow 30 ProFund	123,000	784,000	156,000	516,000	784,000	421,000
UltraShort Emerging Markets ProFund	26,000	172,000	34,000	112,000	172,000	100,000
UltraShort International ProFund	104,000	661,000	131,000	435,000	661,000	356,000
UltraShort Japan ProFund	11,000	72,000	14,000	48,000	72,000	42,000
UltraShort Latin America ProFund	33,000	215,000	41,000	142,000	215,000	121,000
UltraShort Mid-Cap ProFund	58,000	365,000	72,000	240,000	365,000	200,000
UltraShort Nasdaq-100 ProFund	919,000	5,754,000	1,149,000	3,796,000	5,754,000	3,054,000
UltraShort Small-Cap ProFund	215,000	1,357,000	270,000	895,000	1,357,000	726,000
UltraSmall-Cap ProFund	1,218,000	7,613,000	1,521,000	5,024,000	7,613,000	4,040,000
U.S. Government Plus ProFund	528,000	3,305,000	660,000	2,181,000	3,305,000	1,757,000
Utilities UltraSector ProFund	61,000	400,000	79,000	263,000	400,000	222,000
	$29,652,000	$185,768,000	$37,090,000	$122,577,000	$185,768,000	$98,793,000

Each repurchase agreement was fully collateralized by U.S. government securities as of January 31, 2023 as follows:

(1)	U.S. Treasury Notes, 2.50%, due 3/31/27, total value $30,253,098.

(2)	U.S. Treasury Inflation-Protected Securities (TIPS), 0.125%, due 10/15/24 to 7/15/31, which had an aggregate value of $189,581,608.

284 :: Notes to Financial Statements :: January 31, 2023 (unaudited)

(3)	U.S. Treasury Notes, 3.50%, due 1/31/30, total value $37,840,417.

(4)	U.S. Treasury Inflation-Protected Securities (TIPS), 0.125% to 0.375%, due 7/15/23 to 10/15/24, which had an aggregate value of $125,039,523.

(5)	U.S. Treasury Bonds, 2.00%, due 11/15/41, total value $189,490,392.

(6)	U.S. Treasury Notes, 0.25%, due 3/15/24, total value $100,776,744.

Reverse Repurchase Agreements

The Bitcoin Strategy ProFund and Short Bitcoin Strategy ProFund may each enter into reverse repurchase agreements as part of its investment strategy, which may be viewed as a form of borrowing. Reverse repurchase agreements involve sales by the ProFunds of portfolio assets for cash concurrently with an agreement by the ProFunds to repurchase those same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the ProFunds can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the ProFunds will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the ProFunds of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the ProFunds intend to use the reverse repurchase technique only when it will be to the ProFunds advantage to do so. The ProFunds will each segregate with its custodian bank cash or liquid instruments equal in value to each ProFund's obligations with respect to reverse repurchase agreements.

As of January 31, 2023, the ProFunds' outstanding balances on reverse repurchase agreements were as follows:

	Counterparty	Interest Rate	Principal Amount	Maturity	Value	Value & Accrued Interest
Bitcoin Strategy ProFund	UMB Bank N.A.	4.39%	$(13,974,660)	2/1/2023	$(13,974,660)	$(13,976,364)
Short Bitcoin Strategy ProFund	UMB Bank N.A.	4.39%	(199,638)	2/1/2023	(199,638)	(199,662)

For the period ended January 31, 2023, the average daily balance outstanding and average interest rate on the ProFunds' reverse repurchase agreements were as follows:

Bitcoin Strategy ProFund
Average daily balance outstanding	$(11,231,743)
Average interest rate	3.45%
Short Bitcoin Strategy ProFund
Average daily balance outstanding	$(199,692)
Average interest rate	3.45%

The following table presents the reverse repurchase agreements subject to netting agreements and the collateral delivered related to those reverse repurchase agreements.

	Counterparty	Reverse Repurchase Agreements(1)	Collateral Pledged to Counterparty
Bitcoin Strategy ProFund	UMB Bank N.A.	$(13,976,364)	$13,974,951
Short Bitcoin Strategy ProFund	UMB Bank N.A.	$(199,662)	$199,642

(1)  Represents gross value and accrued interest for the counterparty as reported in the preceding table.

Investments in Other Investment Companies

Each ProFund may invest in other investment companies, including exchange-traded funds ("ETFs") and unit investment trusts ("UITs"), to the extent that such an investment would be consistent with the requirements of the 1940 Act. If the ProFund invests in, and thus, is a shareholder of, another investment company, the ProFund's shareholders will indirectly bear the ProFund's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the ProFund to the ProFund's own investment adviser and the other expenses that the ProFund bears directly in connection with the ProFund's own operations. Because most ETFs are investment companies, absent reliance on Rule 12d1-4, the ProFund's investments in such investment companies generally would be limited under applicable federal statutory provisions. Those provisions typically restrict the ProFund's investment in the shares of another investment company to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of assets. The ProFund may invest in certain ETFs in excess of the statutory limit in reliance on Rule 12d1-4. Rule 12d1-4 outlines the requirements of Fund of Funds Agreements and specifies the responsibilities of the Board related to "fund of fund" arrangements.

Depositary Receipts

Each ProFund may invest in American Depositary Receipts ("ADRs"), New York Shares ("NYSs") and Global Depositary Receipts ("GDRs"). ADRs represent the right to receive securities of foreign issuers deposited in a bank or corresponding bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter ("OTC"), are issued by domestic banks. NYSs (or "direct shares") are foreign stocks

January 31, 2023 (unaudited) :: Notes to Financial Statements :: 285 denominated in U.S. dollars that trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

The ProFunds may invest in both sponsored and unsponsored depositary receipts. Certain depositary receipts, typically those designated as "unsponsored", require the holders thereof to bear most of the costs of such facilities, while issuers of "sponsored" facilities normally pay more of the cost thereof. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

Real Estate Investment Trusts

Each ProFund (other than the Non-Equity ProFunds and Digital Assets ProFunds) may invest in real estate investment trusts ("REITs") which report information on the source of their distributions annually. Equity REITs invest primarily in real property while mortgage REITs invest in constructions, development and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REITs, the creditworthiness of the issuer, property taxes, interest rates, and tax regulatory requirements, such as those relating to the environment. REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and the possibility of failing to maintain exempt status under the 1940 Act. Certain distributions received from REITs during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund's investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions. Certain ProFunds may obtain investment exposure through derivative instruments such as futures contracts, forward currency contracts and swap agreements, that a ProFund should hold to approximate the daily performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held during the period ended January 31, 2023, were utilized to gain exposure or inverse exposure to each ProFund's benchmark (e.g., index, etc.) to meet its investment objective.

The Access Flex Bear High Yield ProFund and Access Flex High Yield ProFund maintain exposure to the high yield market (i.e., U.S. corporate high yield debt market), regardless of market conditions. This means these ProFunds do not adopt defensive positions in cash or other instruments in anticipation of an adverse market climate. The Access Flex Bear High Yield ProFund invests primarily in derivatives, money market instruments, and U.S. Treasury obligations that the Advisor believes, in combination, should provide investment results that correspond to the high yield market. The Access Flex High Yield ProFund invests primarily in derivatives, money market instruments, and U.S. Treasury obligations that the Advisor believes, in combination, should provide investment results that correspond to the high yield market. During the period ended January 31, 2023, the ProFunds held credit default swap agreements for credit exposure to the high yield market and futures contracts and/or treasury notes for interest rate exposure to meet the ProFunds' investment objective.

Each ProFund, other than the Classic ProFunds and the Falling U.S. Dollar ProFund, does not seek to achieve its investment objective over a period of time greater than a single day.

All open derivative positions at period end are reflected on each respective ProFund's Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund transacts in derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund's investment objective.

Certain ProFunds utilized a varying level of derivative instruments in conjunction with the investment securities to meet their investment objective during the period ended January 31, 2023. With the exception of the ProFunds listed below, the notional amount of open derivative positions relative to each ProFund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period. The volume associated with futures contracts in the UltraShort Japan ProFund, was 105%, based on average monthly notional amounts in comparison to net assets during the period ended January 31, 2023. The volume associated with swap agreements in the Small-Cap ProFund and UltraShort Japan ProFund was 49% and 94%, respectively, based on average monthly notional amounts in comparison to net assets during the period ended January 31, 2023.

In connection with its management of certain series of the Trust included in this report (Bitcoin Strategy ProFund, Short Bitcoin Strategy ProFund, UltraBear ProFund, UltraJapan ProFund, UltraShort Dow 30 ProFund, UltraShort Japan ProFund, UltraShort Mid-Cap ProFund, UltraShort Nasdaq-100 ProFund and UltraShort Small-Cap ProFund (the "Commodity Pools")), the Advisor is registered as a commodity pool operator (a "CPO") and the Commodity Pools are commodity pools under the Commodity Exchange Act (the "CEA"). The Advisor also registered as a commodity trading advisor (a "CTA") under the CEA as a result of its role as subadvisor to funds outside the Trust. Accordingly, the Advisor is subject to registration and regulation as a CPO and CTA under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission ("CFTC") and the National Futures Association ("NFA"), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools' total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools' operations and expenses.

286 :: Notes to Financial Statements :: January 31, 2023 (unaudited)

The following is a description of the derivative instruments utilized by the ProFunds, including certain risks related to each instrument type.

Futures Contracts

Each ProFund may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a ProFund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of a ProFund's loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on that investment. Each ProFund will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each ProFund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, a ProFund may elect to close its position by taking an opposite position, which will operate to terminate the ProFund's existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each ProFund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund to substantial losses. If trading is not possible, or if a ProFund determines not to close a futures position in anticipation of adverse price movements, the ProFund will be required to make daily cash payments of variation margin. The risk that the ProFund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund.

Forward Currency Contracts

The Falling U.S. Dollar and Rising U.S. Dollar ProFunds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible that, under certain circumstances, these ProFunds may have to limit its currency transactions to qualify as a RIC under the Internal Revenue Code. The Falling U.S. Dollar and Rising U.S. Dollar ProFunds do not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the Falling U.S. Dollar and Rising U.S. Dollar ProFunds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an "offsetting" contract obligating it to buy, on the same maturity date, the same amount of the currency. If one of these ProFunds engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

January 31, 2023 (unaudited) :: Notes to Financial Statements :: 287

If the Falling U.S. Dollar and Rising U.S. Dollar ProFunds engage in offsetting transactions it will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the Falling U.S. Dollar and Rising U.S. Dollar ProFunds enter into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund will realize a gain to the extent that the price of ProFund currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The Falling U.S. Dollar and Rising U.S. Dollar ProFunds collateralize forward currency contracts with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian, to protect the counterparty against non-payment by the respective ProFund. Similarly, the Falling U.S. Dollar and Rising U.S. Dollar ProFunds have sought to mitigate credit risk by generally requiring that the counterparties to the ProFund post collateral for the benefit of the ProFund in a segregated account at the custodian, marked to market daily, in an amount equal to what the counterparty owes the ProFund, subject to certain minimum thresholds. In the event of a default by the counterparty, each ProFund will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the Falling U.S. Dollar and Rising U.S. Dollar ProFunds may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFunds may obtain only limited recovery or may obtain no recovery in such circumstances. The Falling U.S. Dollar and Rising U.S. Dollar ProFunds will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. As of January 31, 2023, the collateral posted by counterparties consisted of cash.

Credit Default Swap ("CDS") Agreements

As of January 31, 2023, the Access Flex Bear High Yield ProFund invested in centrally cleared credit default swaps as a substitute for shorting notes in order to gain inverse credit exposure to the high yield market. As of January 31, 2023, the Access Flex High Yield ProFund invested in centrally cleared credit default swaps as a substitute for investing directly in notes in order to gain credit exposure to the high yield market.

In a CDS, the agreement will reference one or more debt securities or reference entities. The protection "buyer" in a credit default contract is generally obligated to pay the protection "seller" a periodic stream of payments over the term of the contract until a credit event, such as a default, on a reference entity has occurred. If a credit event occurs, the seller generally must pay the buyer: a) the full notional value of the swap; or b) the difference between the notional value of the defaulted reference entity and the recovery price/rate for the defaulted reference entity. CDS are designed to reflect changes in credit quality, including events of default. A CDS may require premium (discount) payments as well as daily payments (receipts) related to the interest leg of the swap or to the default or change in price of a reference entity.

The counterparty risk for cleared swap agreements is generally lower than for uncleared over-the-counter swap agreements because, generally, a clearing organization becomes substituted for each counterparty to a cleared swap agreement and, in effect, guarantees each party's performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations. However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to a ProFund.

If a ProFund is a seller of a CDS contract (also referred to as a seller of protection or as a buyer of risk), the ProFund would be required to pay the par (or other agreed upon) value of a referenced obligation to the counterparty in the event of a default or other credit event. In return, the ProFund would receive from the counterparty a daily stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the ProFund would keep the stream of payments and would have no payment obligations. As the seller, the ProFund would be subject to investment exposure on the notional amount of the swap.

If a ProFund is a buyer of a CDS contract (also referred to as a buyer of protection or a seller of risk), the ProFund would have the right to deliver a reference obligation and receive the par (or other agreed-upon) value of such obligation from the counterparty in the event of a default or other credit event (such as a credit downgrade). In return, the ProFund would pay the counterparty a daily stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the counterparty would keep the stream of payments and would have no further obligations to the ProFund.

The ProFunds enter into a CDS with multiple reference entities, in which case payments and settlements in respect of any defaulting reference entity would typically be dealt with separately from the other reference entities.

Upon entering into a centrally cleared CDS, a ProFund may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 6% to 10% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the CDS and is returned to a ProFund upon termination of the CDS, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the CDS fluctuates, making the long and short positions in the CDS contract more or less valuable, a process known as "marking-to-market." The premium (discount) payments are built into the daily price of the CDS and thus are amortized through the variation margin. The variation margin payment also includes the daily portion of the periodic payment stream.

288 :: Notes to Financial Statements :: January 31, 2023 (unaudited)

Swap Agreements (other than CDS)

Each ProFund may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular pre-determined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or increase in value of a particular dollar amount invested in a "basket" of securities or an ETF representing a particular index or group of securities.

On a typical long swap, the counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark index), plus the dividends or interest that would have been received on those assets. The ProFund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets, plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the ProFund on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities. Some ProFunds may also enter into swap agreements that provide the opposite return of their benchmark or security ("short" the benchmark or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each ProFund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each ProFund will agree to pay to the counterparty commissions or trading spreads on the notional amount.

Most swap agreements entered into by a ProFund calculate and settle the obligations of the parties to the agreement on a "net basis" with a single payment. Consequently, a ProFund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). When investing in index swap agreements, the ProFunds may hold or gain exposure to only a representative sample of securities in the index, or to a component of the index.

A ProFund's current obligations under a swap agreement, will be accrued daily (offset against any amounts owed to the ProFund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date. Each ProFund reserves the right to modify its asset segregation policies in the future, including modifications to comply with any changes in the positions articulated by the SEC or its staff regarding asset segregation. Swap agreements that cannot be terminated of in the ordinary course of business within seven days at approximately the amount a ProFund has valued the asset may be considered to be illiquid for purposes of a ProFund illiquid investment limitations.

A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund's rights as a creditor. A ProFund will only enter into swap agreements with counterparties that meet the ProFund's standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the ProFund's repurchase agreement guidelines). The counterparty to an uncleared swap agreement will typically be a major, global financial institution.

Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund's risk of loss consists of the net amount of payments that such ProFund is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund's custodian.

In the normal course of business, a ProFund enters into International Swap Dealers Association, Inc. ("ISDA") agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund's ISDA agreements contain provisions that require the ProFund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund's NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian, to protect the counterparty against non-payment by the respective ProFund. The ProFunds seek to mitigate risks by generally requiring that the counterparties for each ProFund agree to post collateral for the benefit of the ProFund, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund, subject to certain minimum thresholds, although the ProFunds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy

January 31, 2023 (unaudited) :: Notes to Financial Statements :: 289 proceedings. As of January 31, 2023, the collateral posted by counterparties consisted of U.S. Treasury securities and cash.

The use of swaps, including CDS, is a highly specialized activity which involves investment techniques and risks in addition to and in some cases different from those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties to perform. If a counterparty's creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. The Advisor, under the supervision of the Trust's Board of Trustees, is responsible for determining and monitoring the liquidity of a ProFund's transactions in swap agreements.

Offsetting Assets and Liabilities

The ProFunds are subject to master netting agreements for swap agreements (other than centrally cleared CDS) and forward currency contracts that allow for amounts owed between the ProFund and the counterparty to be netted upon early termination. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties.

As described above, the ProFunds utilize derivative instruments to achieve their investment objective during the period. The amounts shown in the Statements of Assets and Liabilities generally do not take into consideration the effects of legally enforceable master netting agreements.

Summary of Derivative Instruments

The following table summarizes the fair values of derivative instruments on the ProFund's Statement of Assets and Liabilities, categorized by risk exposure, as of January 31, 2023.

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts**	Unrealized Appreciation on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts**	Unrealized Depreciation on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Commodity Risk Exposure:
Bitcoin Strategy ProFund	$2,244,626	$—	$—	$—	$—	$—
Short Bitcoin Strategy ProFund	768	—	—	485	—	—

Credit Risk Exposure:
Access Flex Bear High Yield ProFund	—	—	—	—	154,740	—
Access Flex High Yield ProFund	—	1,013,930	—	—	—	—

Equity Risk Exposure:
Banks UltraSector ProFund	—	150,410	—	—	—	—
Bear ProFund	—	—	—	54,917	24,752	—
Biotechnology UltraSector ProFund	—	—	—	—	1,135,725	—
Bull ProFund	91,434	12,940	—	—	—	—
Communication Services UltraSector ProFund	—	54,822	—	—	—	—
Consumer Discretionary UltraSector ProFund*	—	497,412	—	—	—	—
Consumer Staples UltraSector ProFund*	—	92,362	—	—	—	—
Energy UltraSector ProFund*	—	—	—	—	275,229	—
Financials UltraSector ProFund	—	84,913	—	—	—	—
Health Care UltraSector ProFund	—	—	—	—	103,187	—
Industrials UltraSector ProFund	—	40,744	—	—	—	—
Internet UltraSector ProFund	—	1,226,744	—	—	—	—
Materials UltraSector ProFund*	—	106,613	—	—	—	—
Mid-Cap ProFund	—	32,730	—	—	—	—
Nasdaq-100 ProFund	117,927	721,216	—	—	89,222	—
Oil & Gas Equipment & Services UltraSector ProFund*	—	547,809	—	—	—	—
Pharmaceuticals UltraSector ProFund	—	1,983	—	—	7,846	—
Precious Metals UltraSector ProFund	—	—	—	—	290,392	—
Real Estate UltraSector ProFund	—	109,832	—	—	—	—
Semiconductor UltraSector ProFund	—	24,381	—	—	—	—
Short Energy ProFund*	—	11,201	—	—	—	—
Short Nasdaq-100 ProFund	—	18,095	—	42,120	3,624	—
Short Precious Metals ProFund	—	—	—	—	26,499	—
Short Real Estate ProFund	—	—	—	—	47,358	—
Short Small-Cap ProFund	—	—	—	11,738	21,592	—
Small-Cap ProFund	—	14,793	—	—	—	—
Technology UltraSector ProFund	—	294,888	—	—	—	—
UltraBear ProFund	—	—	—	18,305	21,005	—

290 :: Notes to Financial Statements :: January 31, 2023 (unaudited)

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts**	Unrealized Appreciation on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts**	Unrealized Depreciation on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
UltraBull ProFund	$128,007	$156,886	$—	$—	$—	$—
UltraChina ProFund	—	—	—	—	2,083,489	—
UltraDow 30 ProFund	45,189	79,971	—	—	—	—
UltraEmerging Markets ProFund	—	—	—	—	269,409	—
UltraInternational ProFund	—	—	—	—	17,184	—
UltraJapan ProFund	73,084	225	—	—	—	—
UltraLatin America ProFund	—	148,386	—	—	—	—
UltraMid-Cap ProFund	341,257	657,984	—	—	—	—
UltraNasdaq-100 ProFund	3,452,710	215,659	—	—	2,415,207	—
UltraShort China ProFund	—	196,693	—	—	—	—
UltraShort Dow 30 ProFund	—	—	—	—	16,539	—
UltraShort Emerging Markets ProFund	—	24,076	—	—	—	—
UltraShort International ProFund	—	1,129	—	—	2,094	—
UltraShort Japan ProFund	—	—	—	14,910	468	—
UltraShort Latin America ProFund	—	—	—	—	17,553	—
UltraShort Mid-Cap ProFund	—	3,237	—	16,746	16,480	—
UltraShort Nasdaq-100 ProFund	—	221,756	—	105,929	—	—
UltraShort Small-Cap ProFund	—	42,445	—	—	43,607	—
UltraSmall-Cap ProFund	392,994	1,117,851	—	—	—	—
Utilities UltraSector ProFund	—	—	—	—	13,097	—

Foreign Exchange Rate Risk Exposure:
Falling U.S. Dollar ProFund	—	—	31,524	—	—	815
Rising U.S. Dollar ProFund	—	—	25,020	—	—	269,105

Interest Rate Risk Exposure:
Access Flex Bear High Yield ProFund	—	—	—	18,730	—	—
Access Flex High Yield ProFund	29,182	—	—	—	—	—
Rising Rates Opportunity 10 ProFund	—	—	—	—	12,966	—
Rising Rates Opportunity ProFund	—	—	—	—	86,003	—
U.S. Government Plus ProFund	—	87,954	—	—	—	—

**	Includes cumulative appreciation/depreciation of futures contracts and credit default swap agreements as reported in the Schedules of Portfolio Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

The following table presents the effect of derivative instruments on the ProFund's Statement of Operations, categorized by risk exposure, for the period ended January 31, 2023.

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result from Operations
	Net Realized Gains (Losses)	Net Realized Gains (Losses)	Net Realized Gains (Losses) on Forward	Change in Net Unrealized Appreciation/ Depreciation	Change in Net Unrealized Appreciation/ Depreciation	Change in Net Unrealized Appreciation/ Depreciation on Forward
Fund	on Futures Contracts	on Swap Agreements	Currency Contracts	on Futures Contracts	on Swap Agreements	Currency Contracts
Commodity Risk Exposure:
Bitcoin Strategy ProFund	$101,888	$—	$—	$509,054	$—	$—
Short Bitcoin Strategy ProFund	(110,713)	—	—	1,337	—	—

Credit Risk Exposure:
Access Flex Bear High Yield ProFund	—	(11,366)	—	—	(154,693)	—
Access Flex High Yield ProFund	—	19,938	—	—	1,109,267	—

Equity Risk Exposure:
Banks UltraSector ProFund	—	180,076	—	—	112,784	—
Bear ProFund	(25,164)	492,437	—	66,226	271,108	—
Biotechnology UltraSector ProFund	—	3,969,954	—	—	(2,087,496)	—
Bull ProFund	(250,580)	(809,788)	—	1,876	(250,249)	—
Communication Services UltraSector ProFund	—	(267,260)	—	—	28,711	—

January 31, 2023 (unaudited) :: Notes to Financial Statements :: 291

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result from Operations
	Net Realized Gains (Losses)	Net Realized Gains (Losses)	Net Realized Gains (Losses) on Forward	Change in Net Unrealized Appreciation/ Depreciation	Change in Net Unrealized Appreciation/ Depreciation	Change in Net Unrealized Appreciation/ Depreciation on Forward
Fund	on Futures Contracts	on Swap Agreements	Currency Contracts	on Futures Contracts	on Swap Agreements	Currency Contracts
Consumer Discretionary UltraSector ProFund*	$—	$(524,025)	$—	$—	$(167,752)	$—
Consumer Staples UltraSector ProFund*	—	(265,044)	—	—	(18,006)	—
Energy UltraSector ProFund*	—	5,026,541	—	—	(2,177,775)	—
Financials UltraSector ProFund	—	122,636	—	—	(27,030)	—
Health Care UltraSector ProFund	—	(139,667)	—	—	(279,735)	—
Industrials UltraSector ProFund	—	147,893	—	—	(110,478)	—
Internet UltraSector ProFund	—	(2,476,783)	—	—	(1,127,634)	—
Materials UltraSector ProFund*	—	410,892	—	—	(51,515)	—
Mid-Cap ProFund	—	(396,048)	—	—	(2,106)	—
Nasdaq-100 ProFund	(331,897)	(7,961,733)	—	(132,989)	93,696	—
Oil & Gas Equipment & Services UltraSector ProFund*	—	4,401,739	—	—	(226,161)	—
Pharmaceuticals UltraSector ProFund	—	(306,019)	—	—	(10,149)	—
Precious Metals UltraSector ProFund	—	4,402,165	—	—	(1,118,523)	—
Real Estate UltraSector ProFund	—	(313,224)	—	—	(144,669)	—
Semiconductor UltraSector ProFund	—	(541,520)	—	—	(2,244,452)	—
Short Energy ProFund*	—	(411,746)	—	—	211,085	—
Short Nasdaq-100 ProFund	(209,782)	(1,696,039)	—	126,652	2,113,273	—
Short Precious Metals ProFund	—	(1,518,729)	—	—	233,674	—
Short Real Estate ProFund	—	(69,333)	—	—	54,492	—
Short Small-Cap ProFund	(2,661)	112,337	—	9,306	6,044	—
Small-Cap ProFund	—	(299,105)	—	—	(5,705)	—
Technology UltraSector ProFund	—	(2,032,659)	—	—	(1,733,869)	—
Telecommunications UltraSector ProFund	—	(6,453)	—	—	(20,993)	—
UltraBear ProFund	(8,388)	(922,072)	—	22,076	538,460	—
UltraBull ProFund	118,521	(3,297,132)	—	133,474	(3,309,074)	—
UltraChina ProFund	—	3,663,242	—	—	(860,904)	—
UltraDow 30 ProFund	167,789	1,447,969	—	69,903	(655,929)	—
UltraEmerging Markets ProFund	—	1,423,662	—	—	(236,261)	—
UltraInternational ProFund	—	931,590	—	—	(109,343)	—
UltraJapan ProFund	(17,237)	7,666	—	(403,823)	719	—
UltraLatin America ProFund	—	1,546,458	—	—	(117,591)	—
UltraMid-Cap ProFund	(93,205)	1,897,904	—	341,257	(926,495)	—
UltraNasdaq-100 ProFund	(3,237,459)	(70,624,350)	—	3,186,772	(21,577,883)	—
UltraShort China ProFund	—	(1,696,094)	—	—	66,163	—
UltraShort Dow 30 ProFund	—	(564,858)	—	—	94,146	—
UltraShort Emerging Markets ProFund	—	(392,120)	—	—	14,403	—
UltraShort International ProFund	—	(1,284,873)	—	—	106,288	—
UltraShort Japan ProFund	(10,235)	5,692	—	(12,932)	(888)	—
UltraShort Latin America ProFund	—	(683,713)	—	—	76,653	—
UltraShort Mid-Cap ProFund	9,292	(184,222)	—	(21,854)	63,457	—
UltraShort Nasdaq-100 ProFund	47,568	(20,223,354)	—	79,721	6,113,082	—
UltraShort Small-Cap ProFund	—	(474,105)	—	—	179,034	—
UltraSmall-Cap ProFund	(585,054)	495,609	—	561,931	(70,193)	—
Utilities UltraSector ProFund	—	(290,602)	—	—	(475,164)	—

Foreign Exchange Rate Risk Exposure:
Falling U.S. Dollar ProFund	—	—	88,677	—	—	21,081
Rising U.S. Dollar ProFund	—	—	(1,582,543)	—	—	359,844

Interest Rate Risk Exposure:
Access Flex Bear High Yield ProFund	93,118	—	—	(4,265)	—	—
Access Flex High Yield ProFund	7,334	—	—	21,394	—	—
Rising Rates Opportunity ProFund	70,112	5,504,526	—	—	438,131	—
Rising Rates Opportunity 10 ProFund	—	171,000	—	—	109,571	—
U.S. Government Plus ProFund	(5,014)	(1,680,591)	—	—	(75,675)	—

292 :: Notes to Financial Statements :: January 31, 2023 (unaudited)

Asset (Liability) amounts shown in the table below represent amounts owed to (by) the ProFunds for swap agreements (other than centrally cleared CDS) and forward currency contracts as of January 31, 2023. These amounts may be collateralized by cash or financial instruments, segregated for the benefit of the ProFunds or the counterparties, depending on whether the related contracts are in an appreciated or depreciated position at period end. Amounts shown in the column labeled "Net Amount" represent the un-collateralized portions of these amounts at period end. Any un-collateralized amounts are due to timing differences related to market movements or subject to certain minimum thresholds for collateral movement, as further described above.

	Gross Amounts Not Offset in the Statement of Assets and Liabilities**
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged***	Cash Collateral (Received) Pledged***	Net Amount
Banks UltraSector ProFund
Swap Agreements — Goldman Sachs International	$76,721	$(774)	$—	$75,947
Swap Agreements — UBS AG	73,689	—	—	73,689
Bear ProFund
Swap Agreements — Goldman Sachs International	(4,411)	4,411	—	—
Swap Agreements — UBS AG	(20,341)	20,341	—	—
Biotechnology UltraSector ProFund
Swap Agreements — Goldman Sachs International	(608,757)	608,757	—	—
Swap Agreements — UBS AG	(526,968)	526,968	—	—
Bull ProFund
Swap Agreements — Goldman Sachs International	2,313	—	—	2,313
Swap Agreements — UBS AG	10,627	—	—	10,627
Communication Services UltraSector ProFund
Swap Agreements — Goldman Sachs International	31,375	—	—	31,375
Swap Agreements — UBS AG	23,447	—	—	23,447
Consumer Discretionary UltraSector ProFund*
Swap Agreements — Goldman Sachs International	254,958	(143,518)	—	111,440
Swap Agreements — UBS AG	242,454	(996)	—	241,458
Consumer Staples UltraSector ProFund*
Swap Agreements — Goldman Sachs International	37,582	—	—	37,582
Swap Agreements — UBS AG	54,780	—	—	54,780
Energy UltraSector ProFund*
Swap Agreements — Goldman Sachs International	(161,709)	161,709	—	—
Swap Agreements — UBS AG	(113,520)	113,520	—	—
Falling U.S. Dollar ProFund
Forward Currency Contracts — Goldman Sachs International
Appreciation	9,952
(Depreciation)	(650)
Net Appreciation	9,302		—	9,302
Forward Currency Contracts — UBS AG
Appreciation	21,572
(Depreciation)	(165)
Net Appreciation	21,407	—	—	21,407
Financials UltraSector ProFund
Swap Agreements — Goldman Sachs International	41,693	(12,376)	—	29,317
Swap Agreements — UBS AG	43,220	—	—	43,220
Health Care UltraSector ProFund
Swap Agreements — Goldman Sachs International	(63,051)	63,051	—	—
Swap Agreements — UBS AG	(40,136)	40,136	—	—
Industrials UltraSector ProFund
Swap Agreements — Goldman Sachs International	15,240	—	—	15,240
Swap Agreements — UBS AG	25,504	—	—	25,504
Internet UltraSector ProFund
Swap Agreements — Goldman Sachs International	585,298	(111,464)	—	473,834
Swap Agreements — UBS AG	641,446	(939)	—	640,507
Materials UltraSector ProFund*
Swap Agreements — Goldman Sachs International	46,580	(12,376)	—	34,204
Swap Agreements — UBS AG	60,033	—	—	60,033
Mid-Cap ProFund
Swap Agreements — Goldman Sachs International	11,409	—	—	11,409
Swap Agreements — UBS AG	21,321	—	—	21,321

January 31, 2023 (unaudited) :: Notes to Financial Statements :: 293

	Gross Amounts Not Offset in the Statement of Assets and Liabilities**
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged***	Cash Collateral (Received) Pledged***	Net Amount
Nasdaq-100 ProFund
Swap Agreements — Goldman Sachs International	$721,215	$—	$—	$721,215
Swap Agreements — UBS AG	(89,221)	89,221	—	—
Oil & Gas Equipment & Services UltraSector ProFund*
Swap Agreements — Goldman Sachs International	269,906	(205,443)	(4,595)	59,868
Swap Agreements — UBS AG	277,903	(277,903)	—	—
Pharmaceuticals UltraSector ProFund
Swap Agreements — Goldman Sachs International	1,983	—	—	1,983
Swap Agreements — UBS AG	(7,846)	7,846	—	—
Precious Metals UltraSector ProFund
Swap Agreements — Goldman Sachs International	(121,513)	121,513	—	—
Swap Agreements — UBS AG	(168,879)	168,879	—	—
Real Estate UltraSector ProFund
Swap Agreements — Goldman Sachs International	47,319	(10,607)	—	36,712
Swap Agreements — UBS AG	62,513	—	—	62,513
Rising Rates Opportunity ProFund
Swap Agreements — Citibank North America	(1,615)	1,615	—	—
Swap Agreements — Societe' Generale	(84,388)	84,388	—	—
Rising Rates Opportunity 10 ProFund
Swap Agreements — Citibank North America	(829)	829	—	—
Swap Agreements — Societe' Generale	(12,137)	12,137	—	—
Rising U.S. Dollar ProFund
Forward Currency Contracts — Goldman Sachs International
Appreciation	12,879
(Depreciation)	(127,598)
Net Depreciation	(114,719)	114,719	—	—
Forward Currency Contracts — UBS AG
Appreciation	12,141
(Depreciation)	(141,507)
Net Depreciation	(129,366)	129,366	—	—
Semiconductor UltraSector ProFund
Swap Agreements — Goldman Sachs International	11,968	—	—	11,968
Swap Agreements — UBS AG	12,413	(884)	—	11,529
Short Energy ProFund*
Swap Agreements — Goldman Sachs International	8,895	—	—	8,895
Swap Agreements — UBS AG	2,306	—	—	2,306
Short Nasdaq-100 ProFund
Swap Agreements — Goldman Sachs International	(3,624)	3,624	—	—
Swap Agreements — UBS AG	18,095	—	—	18,095
Short Precious Metals ProFund
Swap Agreements — Goldman Sachs International	(16,454)	16,454	—	—
Swap Agreements — UBS AG	(10,045)	10,045	—	—
Short Real Estate ProFund
Swap Agreements — Goldman Sachs International	(18,356)	18,356	—	—
Swap Agreements — UBS AG	(29,002)	29,002	—	—
Short Small-Cap ProFund
Swap Agreements — Goldman Sachs International	(8,600)	8,600	—	—
Swap Agreements — UBS AG	(12,992)	12,992	—	—
Small-Cap ProFund
Swap Agreements — Goldman Sachs International	12,213	—	—	12,213
Swap Agreements — UBS AG	2,580	—	—	2,580
Technology UltraSector ProFund
Swap Agreements — Goldman Sachs International	150,244	—	—	150,244
Swap Agreements — UBS AG	144,644	(1,895)	(275)	142,474
UltraBear ProFund
Swap Agreements — Goldman Sachs International	(15,260)	15,260	—	—
Swap Agreements — UBS AG	(5,745)	5,745	—	—

294 :: Notes to Financial Statements :: January 31, 2023 (unaudited)

	Gross Amounts Not Offset in the Statement of Assets and Liabilities**
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged***	Cash Collateral (Received) Pledged***	Net Amount
UltraBull ProFund
Swap Agreements — Goldman Sachs International	$108,220	$—	$—	$108,220
Swap Agreements — UBS AG	48,666	(1,962)	—	46,704
UltraChina ProFund
Swap Agreements — Goldman Sachs International	(1,053,423)	1,053,423	—	—
Swap Agreements — UBS AG	(1,030,066)	1,030,066	—	—
UltraDow 30 ProFund
Swap Agreements — Goldman Sachs International	43,904	—	—	43,904
Swap Agreements — UBS AG	36,067	(995)	—	35,072
UltraEmerging Markets ProFund
Swap Agreements — Goldman Sachs International	(135,358)	135,358	—	—
Swap Agreements — UBS AG	(134,051)	134,051	—	—
UltraInternational ProFund
Swap Agreements — Goldman Sachs International	(10,239)	10,239	—	—
Swap Agreements — UBS AG	(6,945)	6,945	—	—
UltraJapan ProFund
Swap Agreements — Goldman Sachs International	225	—	—	225
UltraLatin America ProFund
Swap Agreements — Goldman Sachs International	80,028	—	—	80,028
Swap Agreements — UBS AG	68,358	(952)	—	67,406
UltraMid-Cap ProFund
Swap Agreements — Goldman Sachs International	407,872	—	—	407,872
Swap Agreements — UBS AG	250,112	(2,904)	—	247,208
UltraNasdaq-100 ProFund
Swap Agreements — Goldman Sachs International	215,659	—	—	215,659
Swap Agreements — Goldman Sachs International	(604,046)	604,046	—	—
Swap Agreements — UBS AG	(1,811,161)	1,811,161	—	—
UltraShort China ProFund
Swap Agreements — Goldman Sachs International	82,925	—	—	82,925
Swap Agreements — UBS AG	113,768	—	—	113,768
UltraShort Dow 30 ProFund
Swap Agreements — Goldman Sachs International	(3,163)	3,163	—	—
Swap Agreements — UBS AG	(13,376)	13,376	—	—
UltraShort Emerging Markets ProFund
Swap Agreements — Goldman Sachs International	10,926	—	—	10,926
Swap Agreements — UBS AG	13,150	—	—	13,150
UltraShort International ProFund
Swap Agreements — Goldman Sachs International	1,129	—	—	1,129
Swap Agreements — UBS AG	(2,094)	2,094	—	—
UltraShort Japan ProFund
Swap Agreements — Goldman Sachs International	(468)	—	—	(468)
UltraShort Latin America ProFund
Swap Agreements — Goldman Sachs International	(12,422)	12,422	—	—
Swap Agreements — UBS AG	(5,131)	5,131	—	—
UltraShort Mid-Cap ProFund
Swap Agreements — Goldman Sachs International	3,237	—	—	3,237
Swap Agreements — UBS AG	(16,480)	16,480	—	—
UltraShort Nasdaq-100 ProFund
Swap Agreements — Goldman Sachs International	127,175	(127,175)	—	—
Swap Agreements — UBS AG	94,581	(94,581)	—	—
UltraShort Small-Cap ProFund
Swap Agreements — Goldman Sachs International	42,445	(42,445)	—	—
Swap Agreements — UBS AG	(43,607)	43,607	—	—
UltraSmall-Cap ProFund
Swap Agreements — Goldman Sachs International	899,374	(729)	—	898,645
Swap Agreements — UBS AG	218,477	—	—	218,477
U.S. Government Plus ProFund
Swap Agreements — Citibank North America	59,288	—	—	59,288
Swap Agreements — Societe' Generale	28,666	—	—	28,666

January 31, 2023 (unaudited) :: Notes to Financial Statements :: 295

	Gross Amounts Not Offset in the Statement of Assets and Liabilities**
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged***	Cash Collateral (Received) Pledged***	Net Amount
Utilities UltraSector ProFund
Swap Agreements — Goldman Sachs International	$(5,476)	$5,476	$—	$—
Swap Agreements — UBS AG	(7,621)	7,621	—	—

**	The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

***	The ProFund does not have effective control of the collateral, therefore the financial instruments and cash collateral received are not disclosed on the Statement of Assets and Liabilities.

Securities Lending:

Each ProFund may lend securities to brokers, dealers and financial organizations in exchange for initial collateral in the amount of at least 102% of the value of U.S. dollar-denominated securities loaned or at least 105% of the value of non-U.S. dollar-denominated securities loaned, marked to market daily. Each security loaned will be secured continuously by collateral in the form of cash, money market instruments or U.S. Government securities with a market value of at least 100% of the market value of the loaned securities. When a ProFund lends its securities, it continues to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the reinvestment of the cash collateral. Any cash collateral received by the ProFund in connection with these loans may be reinvested in a variety of short-term investments. Any non-cash collateral received by the ProFund in connection with these loans may not be sold or pledged by the ProFund and, accordingly, is not reflected in the ProFund's assets and liabilities. The ProFunds may incur fees and expenses in connection with the reinvestment of cash collateral. For security loans collateralized by cash, borrowers may be entitled to receive a fee based on the amount of collateral. The ProFunds are typically compensated by the difference between the amount earned on the reinvestment of cash collateral and any fees paid to the borrower. Although voting and other rights attendant to securities loaned pass to the borrower, such loans may be recalled so that the securities may be voted by the ProFund if a material event affecting the ProFund's investment in the securities on loan is to occur. Security loans are subject to termination by the ProFund or the borrower at any time. No securities loan shall be made on behalf of a ProFund if, as a result, the aggregate value of all securities loaned by the particular ProFund exceeds one-third of the value of such ProFund's total assets (including the value of the collateral received).

Securities lending involves exposure to certain risks, including "gap" risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and any fees a ProFund has agreed to pay a borrower), operational risk (i.e., the risk of losses resulting from problems in the settlement and the accounting process), legal, counterparty and credit risk. If a securities lending counterparty were to default, a ProFund would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return a ProFund's securities as agreed, the ProFund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This event could trigger adverse tax consequences for a ProFund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market. A ProFund could lose money if its short-term reinvestment of the collateral declines in value over the period of the loan. The market value of the loaned securities is determined at the close of each business day of the ProFund and any additional required collateral is delivered to the ProFund, or excess collateral returned by the ProFund, on the next business day.

The following table is a summary of the ProFunds securities lending transactions as of January 31, 2023:

	Value of Securities on Loan	Value of Cash Collateral Received**
Biotechnology UltraSector ProFund	$240,605	$239,232
Bull ProFund	4,791	4,804
Consumer Discretionary UltraSector ProFund*	104,089	104,643
Consumer Staples UltraSector ProFund*	16,944	16,620
Energy UltraSector ProFund*	209,602	212,696
Europe 30 ProFund	497,594	513,713
Financials UltraSector ProFund	13,590	13,552
Health Care UltraSector ProFund	6,925	6,877
Industrials UltraSector ProFund	5,122	5,006
Large-Cap Value ProFund	319	320

296 :: Notes to Financial Statements :: January 31, 2023 (unaudited)

	Value of Securities on Loan	Value of Cash Collateral Received**
Materials UltraSector ProFund*	$23,398	$22,671
Mid-Cap ProFund	71,216	70,397
Mid-Cap Value ProFund	173,782	171,810
Nasdaq-100 ProFund	242,966	243,474
Pharmaceuticals UltraSector ProFund	20,831	20,968
Precious Metals UltraSector ProFund	1,550,949	1,613,841
Semiconductor UltraSector ProFund	94,611	93,765
Small-Cap Growth ProFund	733	780
Small-Cap ProFund	16,172	16,510
Small-Cap Value ProFund	67,981	69,204
Technology UltraSector ProFund	55,265	54,030
UltraBull ProFund	14,693	14,732
UltraChina ProFund	1,247,460	1,298,810
UltraEmerging Markets ProFund	411,732	456,350
UltraLatin America ProFund	945,382	984,950
UltraMid-Cap ProFund	327,380	327,118
UltraNasdaq-100 ProFund	2,497,534	2,503,593

**	Collateral received in the form of cash was reinvested in securities shown in the Collateral for Securities Loaned section of the Schedule of Portfolio Investments. Amounts shown here reflect the current market value of securities and may be greater than or less than the value of cash originally received as collateral.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of depositary receipts, in which case dividends are recorded as soon as such information becomes available. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Gains or losses from class action settlements are recorded when such information becomes known or can be reasonably estimated; for non-recurring class action settlements, this generally occurs with the receipt or payment of cash consistent with the terms of such settlement.

Allocations

Expenses directly attributable to a ProFund are charged to that ProFund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds (except Access Flex High Yield ProFund, Bitcoin Strategy ProFund, Real Estate UltraSector ProFund, Short Bitcoin Strategy ProFund and U.S. Government Plus ProFund) intends to declare and distribute net investment income at least annually, if any. Access Flex High Yield ProFund, and Real Estate UltraSector ProFund declare and pay dividends from net investment income quarterly, if any. Bitcoin Strategy ProFund, and Short Bitcoin Strategy ProFund intend to declare and distribute net investment income monthly, if any, and U.S. Government Plus ProFund declares dividends from net investment income daily and pays dividends on a monthly basis, if any. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, and equalization), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and mark-to-market on derivative instruments) do not require a reclassification. The ProFunds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital.

Federal Income Taxes

Each of the ProFunds intends to continue to qualify each year as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds intend to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements.

January 31, 2023 (unaudited) :: Notes to Financial Statements :: 297

The Bear ProFund, Bull ProFund, Europe 30 ProFund, UltraBear ProFund, UltraBull ProFund, UltraJapan ProFund, UltraNasdaq-100 ProFund, and UltraShort Nasdaq-100 ProFund have a calendar tax year end. The remaining ProFunds have a tax year end of October 31st.

Management of the ProFunds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFunds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as "Fees paid indirectly."

3. Investment Valuation Summary

The valuation techniques employed by the ProFunds, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds (observable inputs) and the ProFunds' own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The inputs used for valuing the ProFunds' investments are summarized in the three broad levels listed below:

•	Level 1–quoted prices in active markets for identical assets

•	Level 2–other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•	Level 3–significant unobservable inputs (including the ProFunds' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Security prices are generally valued at their market value using information provided by a third party pricing service or market quotations or other procedures approved by the Trust's Board of Trustees. The securities in the portfolio of a non-money market ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the Nasdaq National Market System ("Nasdaq/NMS"), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust's Board of Trustees as described below.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the Nasdaq/NMS, are generally valued on the basis of the mean between the bid and asked quotes furnished by dealers actively trading those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Short-term fixed-income securities maturing in sixty days or less, and of sufficient credit quality, may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust's Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund is determined and are typically categorized as Level 1 in the fair value hierarchy. Swap agreements are generally valued using independent sources and/or agreements with counterparties. Forward currency contracts are valued at their quoted daily prices obtained from an independent pricing service. These valuations are typically categorized as Level 2 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied.

When the Advisor determines that the market price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. Fair value pricing may require subjective determinations about the value of a security. While the Trust's policy is intended to result in a calculation of a ProFund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

298 :: Notes to Financial Statements :: January 31, 2023 (unaudited)

For the period ended January 31, 2023, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value, nor were there any transfers in or out of Level 3 investments for the period.

A summary of the valuations as of January 31, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Access Flex Bear High Yield ProFund
Repurchase Agreements	$—	$—	$1,624,000	$—	$1,624,000	$—
Futures Contracts	—	—	—	(18,730)	—	(18,730)
Credit Default Swap Agreements	—	—	—	(154,740)	—	(154,740)
Total	$—	$—	$1,624,000	$(173,470)	$1,624,000	$(173,470)
Access Flex High Yield ProFund
U.S. Treasury Obligation	$—	$—	$16,640,203	$—	$16,640,203	$—
Repurchase Agreements	—	—	8,431,000	—	8,431,000	—
Futures Contracts	—	—	—	29,182	—	29,182
Credit Default Swap Agreements	—	—	—	1,013,930	—	1,013,930
Total	$—	$—	$25,071,203	$1,043,112	$25,071,203	$1,043,112
Banks UltraSector ProFund
Common Stocks	$6,486,099	$—	$—	$—	$6,486,099	$—
Repurchase Agreements	—	—	1,743,000	—	1,743,000	—
Swap Agreements	—	—	—	150,410	—	150,410
Total	$6,486,099	$—	$1,743,000	$150,410	$8,229,099	$150,410
Bear ProFund
Repurchase Agreements	$—	$—	$13,019,000	$—	$13,019,000	$—
Futures Contracts	—	(54,917)	—	—	—	(54,917)
Swap Agreements	—	—	—	(24,752)	—	(24,752)
Total	$—	$(54,917)	$13,019,000	$(24,752)	$13,019,000	$(79,669)
Biotechnology UltraSector ProFund
Common Stocks	$98,543,691	$—	$—	$—	$98,543,691	$—
Repurchase Agreements	—	—	24,756,000	—	24,756,000	—
Collateral for Securities Loaned	239,232	—	—	—	239,232	—
Swap Agreements	—	—	—	(1,135,725)	—	(1,135,725)
Total	$98,782,923	$—	$24,756,000	$(1,135,725)	$123,538,923	$(1,135,725)
Bitcoin Strategy ProFund
U.S. Treasury Obligation	$—	$—	$13,974,951	$—	$13,974,951	$—
Futures Contracts	—	2,244,626	—	—	—	2,244,626
Total	$—	$2,244,626	$13,974,951	$—	$13,974,951	$2,244,626
Bull ProFund
Common Stocks	$25,374,131	$—	$—	$—	$25,374,131	$—
Repurchase Agreements	—	—	10,316,000	—	10,316,000	—
Collateral for Securities Loaned	4,804	—	—	—	4,804	—
Futures Contracts	—	91,434	—	—	—	91,434
Swap Agreements	—	—	—	12,940	—	12,940
Total	$25,378,935	$91,434	$10,316,000	$12,940	$35,694,935	$104,374
Communication Services UltraSector ProFund
Common Stocks	$2,858,121	$—	$—	$—	$2,858,121	$—
Repurchase Agreements	—	—	1,236,000	—	1,236,000	—
Swap Agreements	—	—	—	54,822	—	54,822
Total	$2,858,121	$—	$1,236,000	$54,822	$4,094,121	$54,822
Consumer Discretionary UltraSector ProFund*
Common Stocks	$22,408,844	$—	$—	$—	$22,408,844	$—
Repurchase Agreements	—	—	5,923,000	—	5,923,000	—
Collateral for Securities Loaned	104,643	—	—	—	104,643	—
Swap Agreements	—	—	—	497,412	—	497,412
Total	$22,513,487	$—	$5,923,000	$497,412	$28,436,487	$497,412

January 31, 2023 (unaudited) :: Notes to Financial Statements :: 299

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Consumer Staples UltraSector ProFund*
Common Stocks	$2,721,172	$—	$—	$—	$2,721,172	$—
Repurchase Agreements	—	—	725,000	—	725,000	—
Collateral for Securities Loaned	16,620	—	—	—	16,620	—
Swap Agreements	—	—	—	92,362	—	92,362
Total	$2,737,792	$—	$725,000	$92,362	$3,462,792	$92,362
Energy UltraSector ProFund*
Common Stocks	$42,849,880	$—	$—	$—	$42,849,880	$—
Repurchase Agreements	—	—	11,876,000	—	11,876,000	—
Collateral for Securities Loaned	212,696	—	—	—	212,696	—
Swap Agreements	—	—	—	(275,229)	—	(275,229)
Total	$43,062,576	$—	$11,876,000	$(275,229)	$54,938,576	$(275,229)
Europe 30 ProFund
Common Stocks	$2,600,850	$—	$—	$—	$2,600,850	$—
Collateral for Securities Loaned	513,713	—	—	—	513,713	—
Total	$3,114,563	$—	$—	$—	$3,114,563	$—
Falling U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$3,054,000	$—	$3,054,000	$—
Forward Currency Contracts	—	—	—	30,709	—	30,709
Total	$—	$—	$3,054,000	$30,709	$3,054,000	$30,709
Financials UltraSector ProFund
Common Stocks	$4,185,010	$—	$—	$—	$4,185,010	$—
Repurchase Agreements	—	—	1,069,000	—	1,069,000	—
Collateral for Securities Loaned	13,552	—	—	—	13,552	—
Swap Agreements	—	—	—	84,913	—	84,913
Total	$4,198,562	$—	$1,069,000	$84,913	$5,267,562	$84,913
Health Care UltraSector ProFund
Common Stocks	$13,166,085	$—	$—	$—	$13,166,085	$—
Repurchase Agreements	—	—	4,457,000	—	4,457,000	—
Collateral for Securities Loaned	6,877	—	—	—	6,877	—
Swap Agreements	—	—	—	(103,187)	—	(103,187)
Total	$13,172,962	$—	$4,457,000	$(103,187)	$17,629,962	$(103,187)
Industrials UltraSector ProFund
Common Stocks	$3,179,763	$—	$—	$—	$3,179,763	$—
Repurchase Agreements	—	—	788,000	—	788,000	—
Collateral for Securities Loaned	5,006	—	—	—	5,006	—
Swap Agreements	—	—	—	40,744	—	40,744
Total	$3,184,769	$—	$788,000	$40,744	$3,972,769	$40,744
Internet UltraSector ProFund
Common Stocks	$54,228,495	$—	$—	$—	$54,228,495	$—
Repurchase Agreements	—	—	15,493,000	—	15,493,000	—
Swap Agreements	—	—	—	1,226,744	—	1,226,744
Total	$54,228,495	$—	$15,493,000	$1,226,744	$69,721,495	$1,226,744
Large-Cap Growth ProFund
Common Stocks	$9,527,721	$—	$—	$—	$9,527,721	$—
Repurchase Agreements	—	—	8,000	—	8,000	—
Total	$9,527,721	$—	$8,000	$—	$9,535,721	$—
Large-Cap Value ProFund
Common Stocks	$11,545,223	$—	$—	$—	$11,545,223	$—
Repurchase Agreements	—	—	85,000	—	85,000	—
Collateral for Securities Loaned	320	—	—	—	320	—
Total	$11,545,543	$—	$85,000	$—	$11,630,543	$—

300 :: Notes to Financial Statements :: January 31, 2023 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Materials UltraSector ProFund*
Common Stocks	$4,442,498	$—	$—	$—	$4,442,498	$—
Repurchase Agreements	—	—	1,626,000	—	1,626,000	—
Collateral for Securities Loaned	22,671	—	—	—	22,671	—
Swap Agreements	—	—	—	106,613	—	106,613
Total	$4,465,169	$—	$1,626,000	$106,613	$6,091,169	$106,613
Mid-Cap Growth ProFund
Common Stocks	$3,443,539	$—	$—	$—	$3,443,539	$—
Repurchase Agreements	—	—	13,000	—	13,000	—
Total	$3,443,539	$—	$13,000	$—	$3,456,539	$—
Mid-Cap ProFund
Common Stocks	$10,715,604	$—	$—	$—	$10,715,604	$—
Repurchase Agreements	—	—	2,702,000	—	2,702,000	—
Collateral for Securities Loaned	70,397	—	—	—	70,397	—
Swap Agreements	—	—	—	32,730	—	32,730
Total	$10,786,001	$—	$2,702,000	$32,730	$13,488,001	$32,730
Mid-Cap Value ProFund
Common Stocks	$12,889,830	$—	$—	$—	$12,889,830	$—
Repurchase Agreements	—	—	78,000	—	78,000	—
Collateral for Securities Loaned	171,810	—	—	—	171,810	—
Total	$13,061,640	$—	$78,000	$—	$13,139,640	$—
Nasdaq-100 ProFund
Common Stocks	$37,607,381	$—	$—	$—	$37,607,381	$—
Repurchase Agreements	—	—	91,371,000	—	91,371,000	—
Collateral for Securities Loaned	243,474	—	—	—	243,474	—
Futures Contracts	—	117,927	—	—	—	117,927
Swap Agreements	—	—	—	631,994	—	631,994
Total	$37,850,855	$117,927	$91,371,000	$631,994	$129,221,855	$749,921
Oil & Gas Equipment & Services UltraSector ProFund*
Common Stocks	$16,720,054	$—	$—	$—	$16,720,054	$—
Repurchase Agreements	—	—	3,206,000	—	3,206,000	—
Swap Agreements	—	—	—	547,809	—	547,809
Total	$16,720,054	$—	$3,206,000	$547,809	$19,926,054	$547,809
Pharmaceuticals UltraSector ProFund
Common Stocks	$2,967,075	$—	$—	$—	$2,967,075	$—
Repurchase Agreements	—	—	1,428,000	—	1,428,000	—
Collateral for Securities Loaned	20,968	—	—	—	20,968	—
Swap Agreements	—	—	—	(5,863)	—	(5,863)
Total	$2,988,043	$—	$1,428,000	$(5,863)	$4,416,043	$(5,863)
Precious Metals UltraSector ProFund
Common Stocks	$18,830,208	$—	$—	$—	$18,830,208	$—
Repurchase Agreements	—	—	6,613,000	—	6,613,000	—
Collateral for Securities Loaned	1,613,841	—	—	—	1,613,841	—
Swap Agreements	—	—	—	(290,392)	—	(290,392)
Total	$20,444,049	$—	$6,613,000	$(290,392)	$27,057,049	$(290,392)
Real Estate UltraSector ProFund
Common Stocks	$4,314,787	$—	$—	$—	$4,314,787	$—
Repurchase Agreements	—	—	1,067,000	—	1,067,000	—
Swap Agreements	—	—	—	109,832	—	109,832
Total	$4,314,787	$—	$1,067,000	$109,832	$5,381,787	$109,832

January 31, 2023 (unaudited) :: Notes to Financial Statements :: 301

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Rising Rates Opportunity ProFund
Repurchase Agreements	$—	$—	$16,889,000	$—	$16,889,000	$—
Swap Agreements	—	—	—	(86,003)	—	(86,003)
Total	$—	$—	$16,889,000	$(86,003)	$16,889,000	$(86,003)
Rising Rates Opportunity 10 ProFund
Repurchase Agreements	$—	$—	$3,100,000	$—	$3,100,000	$—
Swap Agreements	—	—	—	(12,966)	—	(12,966)
Total	$—	$—	$3,100,000	$(12,966)	$3,100,000	$(12,966)
Rising U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$17,813,000	$—	$17,813,000	$—
Forward Currency Contracts	—	—	—	(244,085)	—	(244,085)
Total	$—	$—	$17,813,000	$(244,085)	$17,813,000	$(244,085)
Semiconductor UltraSector ProFund
Common Stocks	$48,173,976	$—	$—	$—	$48,173,976	$—
Repurchase Agreements	—	—	22,506,000	—	22,506,000	—
Collateral for Securities Loaned	93,765	—	—	—	93,765	—
Swap Agreements	—	—	—	24,381	—	24,381
Total	$48,267,741	$—	$22,506,000	$24,381	$70,773,741	$24,381
Short Bitcoin Strategy ProFund
U.S. Treasury Obligation	$—	$—	$199,642	$—	$199,642	$—
Futures Contracts	—	283	—	—	—	283
Total	$—	$283	$199,642	$—	$199,642	$283
Short Energy ProFund*
Repurchase Agreements	$—	$—	$1,423,000	$—	$1,423,000	$—
Swap Agreements	—	—	—	11,201	—	11,201
Total	$—	$—	$1,423,000	$11,201	$1,423,000	$11,201
Short Nasdaq-100 ProFund
Repurchase Agreements	$—	$—	$8,301,000	$—	$8,301,000	$—
Futures Contracts	—	(42,120)	—	—	—	(42,120)
Swap Agreements	—	—	—	14,471	—	14,471
Total	$—	$(42,120)	$8,301,000	$14,471	$8,301,000	$(27,649)
Short Precious Metals ProFund
Repurchase Agreements	$—	$—	$4,065,000	$—	$4,065,000	$—
Swap Agreements	—	—	—	(26,499)	—	(26,499)
Total	$—	$—	$4,065,000	$(26,499)	$4,065,000	$(26,499)
Short Real Estate ProFund
Repurchase Agreements	$—	$—	$1,680,000	$—	$1,680,000	$—
Swap Agreements	—	—	—	(47,358)	—	(47,358)
Total	$—	$—	$1,680,000	$(47,358)	$1,680,000	$(47,358)
Short Small-Cap ProFund
Repurchase Agreements	$—	$—	$2,097,000	$—	$2,097,000	$—
Futures Contracts	—	(11,738)	—	—	—	(11,738)
Swap Agreements	—	—	—	(21,592)	—	(21,592)
Total	$—	$(11,738)	$2,097,000	$(21,592)	$2,097,000	$(33,330)
Small-Cap Growth ProFund
Common Stocks	$4,321,530	$—	$—	$—	$4,321,530	$—
Collateral for Securities Loaned	780	—	—	—	780	—
Total	$4,322,310	$—	$—	$—	$4,322,310	$—

302 :: Notes to Financial Statements :: January 31, 2023 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Small-Cap ProFund
Common Stocks	$1,879,172	$—	$—	$—	$1,879,172	$—
Right	—	—	27	—	27	—
Trust**	—	—	—	—	—	—
Repurchase Agreements	—	—	1,276,000	—	1,276,000	—
Collateral for Securities Loaned	16,510	—	—	—	16,510	—
Swap Agreements	—	—	—	14,793	—	14,793
Total	$1,895,682	$—	$1,276,027	$14,793	$3,171,709	$14,793
Small-Cap Value ProFund
Common Stocks	$7,517,832	$—	$—	$—	$7,517,832	$—
Repurchase Agreements	—	—	88,000	—	88,000	—
Collateral for Securities Loaned	69,204	—	—	—	69,204	—
Total	$7,587,036	$—	$88,000	$—	$7,675,036	$—
Technology UltraSector ProFund
Common Stocks	$28,419,639	$—	$—	$—	$28,419,639	$—
Repurchase Agreements	—	—	7,925,000	—	7,925,000	—
Collateral for Securities Loaned	54,030	—	—	—	54,030	—
Swap Agreements	—	—	—	294,888	—	294,888
Total	$28,473,669	$—	$7,925,000	$294,888	$36,398,669	$294,888
Telecommunications UltraSector ProFund
Cash and segregated cash balances	$531,361	$—	$—	$—	$531,361	$—
Total	$531,361	$—	$—	$—	$531,361	$—
UltraBear ProFund
Repurchase Agreements	$—	$—	$10,540,000	$—	$10,540,000	$—
Futures Contracts	—	(18,305)	—	—	—	(18,305)
Swap Agreements	—	—	—	(21,005)	—	(21,005)
Total	$—	$(18,305)	$10,540,000	$(21,005)	$10,540,000	$(39,310)
UltraBull ProFund
Common Stocks	$78,195,604	$—	$—	$—	$78,195,604	$—
Repurchase Agreements	—	—	37,851,000	—	37,851,000	—
Collateral for Securities Loaned	14,732	—	—	—	14,732	—
Futures Contracts	—	128,007	—	—	—	128,007
Swap Agreements	—	—	—	156,886	—	156,886
Total	$78,210,336	$128,007	$37,851,000	$156,886	$116,061,336	$284,893
UltraChina ProFund
Common Stocks	$30,465,264	$—	$—	$—	$30,465,264	$—
Repurchase Agreements	—	—	7,441,000	—	7,441,000	—
Collateral for Securities Loaned	1,298,810	—	—	—	1,298,810	—
Swap Agreements	—	—	—	(2,083,489)	—	(2,083,489)
Total	$31,764,074	$—	$7,441,000	$(2,083,489)	$39,205,074	$(2,083,489)
UltraDow 30 ProFund
Common Stocks	$23,299,473	$—	$—	$—	$23,299,473	$—
Repurchase Agreements	—	—	6,336,000	—	6,336,000	—
Futures Contracts	—	45,189	—	—	—	45,189
Swap Agreements	—	—	—	79,971	—	79,971
Total	$23,299,473	$45,189	$6,336,000	$79,971	$29,635,473	$125,160
UltraEmerging Markets ProFund
Common Stocks	$9,139,724	$—	$—	$—	$9,139,724	$—
Preferred Stock	152,726	—	—	—	152,726	—
Repurchase Agreements	—	—	1,734,000	—	1,734,000	—
Collateral for Securities Loaned	456,350	—	—	—	456,350	—
Swap Agreements	—	—	—	(269,409)	—	(269,409)
Total	$9,748,800	$—	$1,734,000	$(269,409)	$11,482,800	$(269,409)

January 31, 2023 (unaudited) :: Notes to Financial Statements :: 303

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraInternational ProFund
Repurchase Agreements	$—	$—	$6,967,000	$—	$6,967,000	$—
Swap Agreements	—	—	—	(17,184)	—	(17,184)
Total	$—	$—	$6,967,000	$(17,184)	$6,967,000	$(17,184)
UltraJapan ProFund
Repurchase Agreements	$—	$—	$11,101,000	$—	$11,101,000	$—
Futures Contracts	—	73,084	—	—	—	73,084
Swap Agreement	—	—	—	225	—	225
Total	$—	$73,084	$11,101,000	$225	$11,101,000	$73,309
UltraLatin America ProFund
Common Stocks	$9,433,648	$—	$—	$—	$9,433,648	$—
Preferred Stock	681,884	—	—	—	681,884	—
Repurchase Agreements	—	—	1,463,000	—	1,463,000	—
Collateral for Securities Loaned	984,950	—	—	—	984,950	—
Swap Agreements	—	—	—	148,386	—	148,386
Total	$11,100,482	$—	$1,463,000	$148,386	$12,563,482	$148,386
UltraMid-Cap ProFund
Common Stocks	$33,467,632	$—	$—	$—	$33,467,632	$—
Repurchase Agreements	—	—	13,567,000	—	13,567,000	—
Collateral for Securities Loaned	327,118	—	—	—	327,118	—
Futures Contracts	—	341,257	—	—	—	341,257
Swap Agreements	—	—	—	657,984	—	657,984
Total	$33,794,750	$341,257	$13,567,000	$657,984	$47,361,750	$999,241
UltraNasdaq-100 ProFund
Common Stocks	$328,040,749	$—	$—	$—	$328,040,749	$—
Repurchase Agreements	—	—	187,080,000	—	187,080,000	—
Collateral for Securities Loaned	2,503,593	—	—	—	2,503,593	—
Futures Contracts	—	3,452,710	—	—	—	3,452,710
Swap Agreements	—	—	—	(2,199,548)	—	(2,199,548)
Total	$330,544,342	$3,452,710	$187,080,000	$(2,199,548)	$517,624,342	$1,253,162
UltraShort China ProFund
Repurchase Agreements	$—	$—	$2,188,000	$—	$2,188,000	$—
Swap Agreements	—	—	—	196,693	—	196,693
Total	$—	$—	$2,188,000	$196,693	$2,188,000	$196,693
UltraShort Dow 30 ProFund
Repurchase Agreements	$—	$—	$2,784,000	$—	$2,784,000	$—
Swap Agreements	—	—	—	(16,539)	—	(16,539)
Total	$—	$—	$2,784,000	$(16,539)	$2,784,000	$(16,539)
UltraShort Emerging Markets ProFund
Repurchase Agreements	$—	$—	$616,000	$—	$616,000	$—
Swap Agreements	—	—	—	24,076	—	24,076
Total	$—	$—	$616,000	$24,076	$616,000	$24,076
UltraShort International ProFund
Repurchase Agreements	$—	$—	$2,348,000	$—	$2,348,000	$—
Swap Agreements	—	—	—	(965)	—	(965)
Total	$—	$—	$2,348,000	$(965)	$2,348,000	$(965)
UltraShort Japan ProFund
Repurchase Agreements	$—	$—	$259,000	$—	$259,000	$—
Futures Contracts	—	(14,910)	—	—	—	(14,910)
Swap Agreement	—	—	—	(468)	—	(468)
Total	$—	$(14,910)	$259,000	$(468)	$259,000	$(15,378)

304 :: Notes to Financial Statements :: January 31, 2023 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraShort Latin America ProFund
Repurchase Agreements	$—	$—	$767,000	$—	$767,000	$—
Swap Agreements	—	—	—	(17,553)	—	(17,553)
Total	$—	$—	$767,000	$(17,553)	$767,000	$(17,553)
UltraShort Mid-Cap ProFund
Repurchase Agreements	$—	$—	$1,300,000	$—	$1,300,000	$—
Futures Contracts	—	(16,746)	—	—	—	(16,746)
Swap Agreements	—	—	—	(13,243)	—	(13,243)
Total	$—	$(16,746)	$1,300,000	$(13,243)	$1,300,000	$(29,989)
UltraShort Nasdaq-100 ProFund
Repurchase Agreements	$—	$—	$20,426,000	$—	$20,426,000	$—
Futures Contracts	—	(105,929)	—	—	—	(105,929)
Swap Agreements	—	—	—	221,756	—	221,756
Total	$—	$(105,929)	$20,426,000	$221,756	$20,426,000	$115,827
UltraShort Small-Cap ProFund
Repurchase Agreements	$—	$—	$4,820,000	$—	$4,820,000	$—
Swap Agreements	—	—	—	(1,162)	—	(1,162)
Total	$—	$—	$4,820,000	$(1,162)	$4,820,000	$(1,162)
UltraSmall-Cap ProFund
Common Stocks	$39,343,912	$—	$—	$—	$39,343,912	$—
Right	—	—	866	—	866	—
Trust**	—	—	—	—	—	—
Repurchase Agreements	—	—	27,029,000	—	27,029,000	—
Futures Contracts	—	392,994	—	—	—	392,994
Swap Agreements	—	—	—	1,117,851	—	1,117,851
Total	$39,343,912	$392,994	$27,029,866	$1,117,851	$66,373,778	$1,510,845
U.S. Government Plus ProFund
Repurchase Agreements	$—	$—	$11,736,000	$—	$11,736,000	$—
Swap Agreements	—	—	—	87,954	—	87,954
Total	$—	$—	$11,736,000	$87,954	$11,736,000	$87,954
Utilities UltraSector ProFund
Common Stocks	$6,582,663	$—	$—	$—	$6,582,663	$—
Repurchase Agreements	—	—	1,425,000	—	1,425,000	—
Swap Agreements	—	—	—	(13,097)	—	(13,097)
Total	$6,582,663	$—	$1,425,000	$(13,097)	$8,007,663	$(13,097)

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward currency contracts and swap agreements (including credit default swap agreements). These instruments are generally recorded in the financial statements at the unrealized appreciation/(depreciation) on the investment.

**	Ferroglobe Representation and Warranty Insurance trust was valued at $0 and categorized as Level 2 within the fair value hierarchy.

4. Fees and Transactions with Affiliates and Other Parties

The ProFunds have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds (excluding Bitcoin Strategy ProFund, Nasdaq-100 ProFund, Short Bitcoin Strategy ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund) each pay the Advisor a fee at an annualized rate of 0.75% of the average daily net assets of each respective ProFund. The Bitcoin Strategy ProFund, Nasdaq-100 ProFund, Short Bitcoin Strategy ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund pay the Advisor a fee at an annualized rate of 0.45%, 0.70%, 0.45%, 0.90%, 0.90% and 0.50%, respectively, of their average daily net assets.

In addition, subject to the condition that the aggregate daily net assets of the Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund: 0.025% of the ProFund's daily net assets in excess of $500 million to $1 billion, 0.05% of the ProFund's daily net assets in excess of $1 billion to $2 billion, and 0.075% of the ProFunds net assets in excess of $2 billion. During the period ended January 31, 2023, no Fund's annual investment advisory fee was subject to such reductions.

January 31, 2023 (unaudited) :: Notes to Financial Statements :: 305

Citi Fund Services Ohio, Inc. ("Citi") acts as the Trust's administrator (the "Administrator"). For its services as Administrator, the Trust paid Citi an annual fee based on the Trust's aggregate average net assets at a tier rate ranging from 0.00375% to 0.05% and a base fee for certain filings. Administration fees also include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust's compliance program.

Citi also acts as fund accounting agent for the Trust. For these services, the Trust paid Citi an annual fee based on the Trust's aggregate average net assets at a tier rate ranging from 0.00375% to 0.03%, a base fee, and reimbursement of certain expenses.

FIS Investor Services LLC ("FIS") acts as transfer agent for the Trust. For these services, the Trust pays FIS a base fee, account and service charges, and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of the Advisor, serves as the Trust's distributor. Under a Distribution and Shareholder Services Plan, adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund may pay financial intermediaries such as broker-dealers, investment advisors and the Distributor up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Service Class shares. In addition, the Digital Assets ProFunds may pay financial intermediaries such as broker-dealers, investment advisors and the Distributor up to 0.25%, on an annualized basis, of the average daily net assets attributable to Investor Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Investor Class shares. For the period ended January 31, 2023, the Digital Assets ProFunds did not make any payments under this plan.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds. For these services, each ProFund pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly base fee as reflected on the Statements of Operations as "Service fees."

The ProFunds pay fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statements of Operations as "Administrative services fees."

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust's Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds for serving in their respective roles. The Trust, together with affiliated Trusts, pays each Independent Trustees compensation for their services at an annual rate of $325,000, inclusive of all meetings. During the period ended January 31, 2023, actual Trustee compensation was $487,500 in aggregate from the Trust and affiliated trusts. There are certain employees of the Advisor, such as the Trust's Chief Compliance Officer and staff who administer the Trust's compliance program, in which the ProFunds reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as "Compliance services fees."

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds for the periods listed below in order to limit the annual operating expenses (exclusive of brokerage costs, interest, taxes, dividends (including dividend expenses on securities sold short), litigation, indemnification, and extraordinary expenses) as follows:

	For the Period December 1, 2022 through November 30, 2023		For the Period March 1, 2021 through November 30, 2022
	Investor Class	Service Class	Investor Class	Service Class
Access Flex Bear High Yield ProFund**	1.78%	2.78%	1.78%	2.78%
Access Flex High Yield ProFund**	1.95%	2.95%	1.78%	2.78%

	For the Period December 1, 2022 through November 30, 2023	For the Period July 28, 2021 through November 30, 2022
	Investor Class	Investor Class
Bitcoin Strategy ProFund***	1.10%	0.84%

	For the Period December 1, 2022 through November 30, 2023		For the Period December 1, 2021 through November 30, 2022
	Investor Class	Service Class	Investor Class	Service Class
Banks UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Bear ProFund	1.95%	2.95%	1.95%	2.95%
Biotechnology UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Bull ProFund	1.95%	2.95%	1.95%	2.95%
Communication Services UltraSector ProFund	1.78%	2.78%	1.78%	2.78%

306 :: Notes to Financial Statements :: January 31, 2023 (unaudited)

	For the Period December 1, 2022 through November 30, 2023		For the Period December 1, 2021 through November 30, 2022
	Investor Class	Service Class	Investor Class	Service Class
Consumer Discretionary UltraSector ProFund*	1.95%	2.95%	1.95%	2.95%
Consumer Staples UltraSector ProFund*	1.78%	2.78%	1.78%	2.78%
Energy UltraSector ProFund*	1.95%	2.95%	1.95%	2.95%
Europe 30 ProFund	1.78%	2.78%	1.78%	2.78%
Falling U.S. Dollar ProFund	1.78%	2.78%	1.78%	2.78%
Financials UltraSector ProFund	1.95%	2.95%	1.78%	2.78%
Health Care UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Industrials UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Internet UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Large-Cap Growth ProFund	1.95%	2.95%	1.95%	2.95%
Large-Cap Value ProFund	1.95%	2.95%	1.95%	2.95%
Materials UltraSector ProFund*	1.78%	2.78%	1.95%	2.95%
Mid-Cap Growth ProFund	1.78%	2.78%	1.95%	2.95%
Mid-Cap ProFund	1.78%	2.78%	1.78%	2.78%
Mid-Cap Value ProFund	1.78%	2.78%	1.78%	2.78%
Nasdaq-100 ProFund	1.95%	2.95%	1.95%	2.95%
Oil & Gas Equipment & Services UltraSector ProFund*	1.95%	2.95%	1.95%	2.95%
Pharmaceuticals UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Precious Metals UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Real Estate UltraSector ProFund	1.95%	2.95%	1.78%	2.78%
Rising Rates Opportunity ProFund	1.95%	2.95%	1.95%	2.95%
Rising Rates Opportunity 10 ProFund	1.78%	2.78%	1.78%	2.78%
Rising U.S. Dollar ProFund	1.78%	2.78%	1.78%	2.78%
Semiconductor UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Short Energy ProFund*	1.78%	2.78%	1.78%	2.78%
Short Nasdaq-100 ProFund	1.78%	2.78%	1.78%	2.78%
Short Precious Metals ProFund	1.78%	2.78%	1.78%	2.78%
Short Real Estate ProFund	1.78%	2.78%	1.78%	2.78%
Short Small-Cap ProFund	1.78%	2.78%	1.78%	2.78%
Small-Cap Growth ProFund	1.78%	2.78%	1.95%	2.95%
Small-Cap ProFund	1.78%	2.78%	1.78%	2.78%
Small-Cap Value ProFund	1.95%	2.95%	1.95%	2.95%
Technology UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Telecommunications UltraSector ProFund^	1.78%	2.78%	1.78%	2.78%
UltraBear ProFund	1.78%	2.78%	1.78%	2.78%
UltraBull ProFund	1.95%	2.95%	1.95%	2.95%
UltraChina ProFund	1.95%	2.95%	1.95%	2.95%
UltraDow 30 ProFund	1.95%	2.95%	1.95%	2.95%
UltraEmerging Markets ProFund	1.78%	2.78%	1.95%	2.95%
UltraInternational ProFund	1.78%	2.78%	1.78%	2.78%
UltraJapan ProFund	1.78%	2.78%	1.78%	2.78%
UltraLatin America ProFund	1.95%	2.95%	1.95%	2.95%
UltraMid-Cap ProFund	1.95%	2.95%	1.95%	2.95%
UltraNasdaq-100 ProFund	1.95%	2.95%	1.95%	2.95%
UltraShort China ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Dow 30 ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Emerging Markets ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort International ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Japan ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Latin America ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Mid-Cap ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Nasdaq-100 ProFund	1.95%	2.95%	1.95%	2.95%
UltraShort Small-Cap ProFund	1.78%	2.78%	1.78%	2.78%
UltraSmall-Cap ProFund	1.95%	2.95%	1.95%	2.95%
U.S. Government Plus ProFund	1.70%	2.70%	1.70%	2.70%
Utilities UltraSector ProFund	1.95%	2.95%	1.78%	2.78%

**	On April 23, 2022, Access Flex High Yield Fund and Access Flex Bear High Yield Fund reorganized into Access Flex High Yield ProFund and Access Flex Bear High Yield ProFund, respectively, through a plan of reorganization and termination that was approved by the Board of Trustees on December 10, 2020. The expense limitation for each Fund's Investor Class and Service Class Shares was 1.78% and 2.78% both before and after this reorganization.

***	Bitcoin Strategy ProFund commenced operations on July 28, 2021.

^	Telecommunications UltraSector ProFund liquidated on February 7, 2023.

January 31, 2023 (unaudited) :: Notes to Financial Statements :: 307

As of January 31, 2023, the Short Bitcoin Strategy ProFund does not have a contractual expense limitation.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years of the end of the contractual period; however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as "Recoupment of prior expenses reduced by the Advisor." As of January 31, 2023, the recoupments that may potentially be made by the ProFunds are as follows:

	Expires 2/28/23	Expires 2/29/24	Expires 11/30/24	Expires 11/30/25	Expires 11/30/26	Total
Access Flex Bear High Yield ProFund	$30,929	$42,649	$21,329	$6,007	$6,616	$107,530
Access Flex High Yield ProFund	—	68,776	—	830	—	69,606

	Expires 11/30/23	Expires 11/30/24	Expires 11/30/25	Expires 11/30/26	Total
Bear ProFund	$—	$—	$—	$1,654	$1,654
Bitcoin Strategy ProFund	—	37,042	187,791	—	234,737
Communication Services UltraSector ProFund	3,277	—	24,999	2,597	30,873
Consumer Staples UltraSector ProFund*	15,495	6,074	18,957	2,364	42,890
Europe 30 ProFund	20,637	11,136	25,872	6,403	64,048
Falling U.S. Dollar ProFund	23,352	29,759	36,529	11,673	101,313
Financials UltraSector ProFund	—	—	8,949	1,261	10,210
Industrials UltraSector ProFund	—	—	26,733	2,415	29,148
Materials UltraSector ProFund*	—	9,063	1,804	1,790	12,657
Mid-Cap Growth ProFund	—	—	18,268	3,555	21,823
Mid-Cap ProFund	—	—	16,737	1,681	18,418
Mid-Cap Value ProFund	16,008	3,488	2,989	3,574	26,059
Pharmaceuticals UltraSector ProFund	20,327	17,673	15,582	4,069	57,651
Real Estate UltraSector ProFund	5,655	—	—	1,769	7,424
Rising Rates Opportunity 10 ProFund	23,054	18,160	34,678	3,833	79,725
Short Energy ProFund*	20,934	40,063	11,530	9,606	82,133
Short Nasdaq-100 ProFund	1,652	18,463	—	292	20,407
Short Precious Metals ProFund	37,670	21,089	27,994	5,555	92,308
Short Real Estate ProFund	32,302	33,162	21,249	4,019	90,732
Short Small-Cap ProFund	39,153	30,226	16,291	4,597	90,267
Small-Cap Growth ProFund	—	—	2,985	3,063	6,048
Small-Cap ProFund	23,176	13,368	31,358	5,383	73,285
Telecommunications UltraSector ProFund	36,454	31,283	28,163	—	95,900
UltraBear ProFund	30,161	21,558	21,307	733	73,759
UltraChina ProFund	—	—	—	1,615	1,615
UltraEmerging Markets ProFund	—	—	9,257	3,421	12,678
UltraInternational ProFund	30,332	17,617	29,060	3,661	80,670
UltraJapan ProFund	—	—	11,124	1,774	12,898
UltraShort China ProFund	30,877	27,238	30,636	5,072	93,823
UltraShort Dow 30 ProFund	20,771	28,736	25,064	4,081	78,652
UltraShort Emerging Markets ProFund	27,317	31,648	11,795	6,500	77,260
UltraShort International ProFund	29,189	22,927	9,933	5,656	67,705
UltraShort Japan ProFund	29,550	40,917	13,877	14,195	98,539
UltraShort Latin America ProFund	23,861	30,125	23,720	7,547	85,253
UltraShort Mid-Cap ProFund	23,952	25,301	27,602	5,975	82,830
UltraShort Small-Cap ProFund	31,634	17,026	29,520	5,013	83,193
U.S. Government Plus ProFund	—	—	—	2,756	2,756

In addition, effective August 1, 2022, and through the period ended January 31, 2023, the Advisor has voluntarily agreed to waive advisory and management services fees, and reimburse certain other expenses of the Short Bitcoin Strategy ProFund, as consolidated with its Subsidiary, inclusive of interest expense on reverse repurchase agreements and Futures Commission Merchant fees, (but exclusive of brokerage costs, taxes, dividends (including dividend expenses on securities sold short), litigation, indemnification, and extraordinary expenses) in order to limit the annualized operating expenses of the consolidated Short Bitcoin Strategy ProFund to 1.35%. Voluntary waivers may be discontinued at any time. Amounts waived voluntarily are not subject to recoupment at a future date.

308 :: Notes to Financial Statements :: January 31, 2023 (unaudited)

5. Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended January 31, 2023 were as follows:

	Purchases	Sales
Banks UltraSector ProFund	$1,949,941	$2,409,971
Biotechnology UltraSector ProFund	1,457,477	2,026,339
Bull ProFund	24,734,201	30,359,012
Communication Services UltraSector ProFund	1,809,800	2,372,242
Consumer Discretionary UltraSector ProFund*	420,767	2,109,907
Consumer Staples UltraSector ProFund*	2,946,307	3,075,372
Energy UltraSector ProFund*	66,329,924	61,850,567
Europe 30 ProFund	8,009,976	10,148,212
Financials UltraSector ProFund	870,540	990,999
Health Care UltraSector ProFund	4,267,827	4,842,185
Industrials UltraSector ProFund	1,433,263	805,633
Internet UltraSector ProFund	6,777,897	10,878,538
Large-Cap Growth ProFund	8,104,698	9,818,718
Large-Cap Value ProFund	65,483,630	75,093,059
Materials UltraSector ProFund*	648,310	638,733
Mid-Cap Growth ProFund	9,561,518	9,318,884
Mid-Cap ProFund	16,374,695	8,475,866
Mid-Cap Value ProFund	34,340,063	43,539,511
Nasdaq-100 ProFund	53,184,348	45,229,638
Oil & Gas Equipment & Services UltraSector ProFund*	17,810,447	17,828,907
Pharmaceuticals UltraSector ProFund	2,196,364	2,473,498
Precious Metals UltraSector ProFund	22,054,476	20,620,937
Real Estate UltraSector ProFund	1,193,298	1,824,192
Semiconductor UltraSector ProFund	6,590,232	7,339,296
Small-Cap Growth ProFund	5,753,507	12,151,294
Small-Cap ProFund	8,574,976	8,706,964
Small-Cap Value ProFund	25,927,083	27,678,548
Technology UltraSector ProFund	14,044,291	19,211,397
Telecommunications UltraSector ProFund	1,119,683	1,682,162
UltraBull ProFund	57,870,352	47,314,433
UltraChina ProFund	31,001,866	17,447,302
UltraDow 30 ProFund	6,000,655	6,711,448
UltraEmerging Markets ProFund	11,825,933	8,240,193
UltraLatin America ProFund	6,738,191	4,907,392
UltraMid-Cap ProFund	3,909,012	2,963,424
UltraNasdaq-100 ProFund	121,755,647	164,465,483
UltraSmall-Cap ProFund	26,691,346	22,834,738
Utilities UltraSector ProFund	3,151,422	5,312,054

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the period ended January 31, 2023 were as follows:

	Purchases	Sales
Access Flex High Yield ProFund	$106,963,960	$98,124,042

6. Investment Risks

Some risks apply to all ProFunds, while others are specific to the investment strategy of certain ProFunds. Each ProFund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds. The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Risks Associated with the Use of Derivatives

Certain ProFunds may obtain investment exposure through derivatives. Investing in derivatives may be considered aggressive and may expose the ProFund to greater risks and may result in larger losses or smaller gains than investing directly in the reference asset(s) underlying those derivatives (e.g., securities in the Index). These risks include counterparty risk, liquidity risk and increased correlation risk. When the ProFund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) underlying the derivative (e.g., securities in the Index) and the derivative, which may prevent the ProFund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives also may expose the ProFund to losses in excess of those amounts initially invested.

Certain ProFunds may use a combination of swaps on the Index and swaps on an ETF that is designed to track the performance of

January 31, 2023 (unaudited) :: Notes to Financial Statements :: 309 the Index. The performance of an ETF may not track the performance of the Index due to embedded costs and other factors. Thus, to the extent the ProFund invests in swaps that use an ETF as the reference asset, each ProFund may be subject to greater correlation risk and may not achieve as high a degree of correlation with the Index as it would if the ProFund only used swaps on the Index.

Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in a ProFund's net assets, the terms of a swap agreement between the ProFund and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund. In that event, the ProFund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund's investment objective. This, in turn, may prevent the ProFund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. As a result, the value of an investment in the ProFund may change quickly and without warning. Any costs associated with using derivatives will also have the effect of lowering the ProFund's return.

The Bitcoin Futures Contracts market futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the Bitcoin futures market has grown substantially since Bitcoin futures commenced trading, there can be no assurance that this growth will continue. Bitcoin futures are subject to collateral requirements and daily limits that may limit the ProFund's ability to achieve the desired exposure. If the ProFund is unable to meet its investment objective, the Fund's returns may be lower than expected. Additionally, these collateral requirements may require the ProFund to liquidate its position when it otherwise would not do so.

Compounding Risk

Most of the ProFunds are "geared" funds ("Geared Funds") in the sense that the ProFund has an investment objective to match a multiple, the inverse, or an inverse multiple of the performance of a benchmark on a single day, not for any other period. A "single day" is measured from the time a ProFund calculates its net asset value ("NAV") to the time of the ProFund's next NAV calculation. These Geared Funds are subject to all of the correlation risks described below. In addition, because the ProFunds have a single day investment objective, for periods greater than one day, the effect of compounding may cause the performance of a ProFund to vary from the benchmark performance (or the inverse of the benchmark performance) times the stated multiple in the ProFund objective, as applicable, before accounting for fees and ProFund expenses. As explained in greater detail in their Prospectuses, as a result of compounding, Geared Funds are unlikely to provide a simple multiple (e.g. -1x, 2x, or -2x) of a benchmark's return over periods longer than a single day.

Leverage Risk

Certain ProFunds utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the ProFunds that utilize leverage include multipliers of 2x, 1.5x, or 1.25x (or sometimes the inverse thereof), a single day adverse price movement of more than 50%, 67% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor's investment.

Active Investor Risk

Each ProFund permits short-term trading of its securities. In addition, the Advisor expects a significant portion of the assets invested in a ProFund to come from professional money managers and investors who use the ProFund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover, and may result in additional costs for the ProFund. In addition, large movements of assets into and out of the ProFund may have a negative impact on the ProFund's ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund's expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund's prospectus.

Bitcoin Risk

The Bitcoin Strategy ProFund does not invest directly in Bitcoin. The ProFund invests primarily in Bitcoin futures.

Bitcoin is a relatively new innovation and the market for Bitcoin is subject to rapid price swings, changes and uncertainty. The further development of the Bitcoin Network and the acceptance and use of Bitcoin are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the Bitcoin Network or the acceptance of Bitcoin may adversely affect the price of Bitcoin. Bitcoin is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact Bitcoin trading venues. Additionally, if one or a coordinated group of miners were to gain control of 51% of the Bitcoin Network, they would have the ability to manipulate transactions, halt payments and fraudulently obtain Bitcoin. A significant portion of Bitcoin is held by a small number of holders sometimes referred to as "whales". These holders have the ability to manipulate the price of Bitcoin. Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, Bitcoin and Bitcoin trading venues are largely unregulated. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation and investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of Bitcoin trading venues have been closed due to fraud, failure or security breaches. Investors in Bitcoin may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Legal or regulatory changes may negatively impact the operation of the Bitcoin Network or restrict the use of Bitcoin. The realization of any of these risks could result in a decline in the acceptance of Bitcoin and consequently a reduction in the value of Bitcoin, Bitcoin futures, and the ProFund. The Bitcoin Network is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions (commonly referred to as "miners"), (2) developers who propose improvements to the Bitcoin Protocol and the

310 :: Notes to Financial Statements :: January 31, 2023 (unaudited)

software that enforces the protocol and (3) users who choose which version of the bitcoin software to run. From time to time, the developers suggest changes to the bitcoin software. If a sufficient number of users and miners elect not to adopt the changes, a new digital asset, operating on the earlier version of the bitcoin software, may be created. This is often referred to as a "fork." The creation of a "fork" or a substantial giveaway of Bitcoin (sometimes referred to as an "air drop") may result in a significant and unexpected declines in the value of Bitcoin, Bitcoin futures, and the ProFund.

Bitcoin Futures Risk

The market for Bitcoin futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the Bitcoin futures market has grown substantially since Bitcoin futures commenced trading, there can be no assurance that this growth will continue. Bitcoin futures are subject to collateral requirements and daily limits that may limit a ProFund's ability to achieve the desired exposure. If a ProFund is unable to meet its investment objective, a ProFund's returns may be lower than expected. Additionally, these collateral requirements may require a ProFund to liquidate its position when it otherwise would not do so.

When a Bitcoin futures contract is nearing expiration, a ProFund will generally sell it and use the proceeds to buy a Bitcoin futures contract with a later expiration date. This is commonly referred to as "rolling". The costs associated with rolling Bitcoin futures typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of a ProFund.

Borrowing Risk

The Bitcoin Strategy ProFund and Short Bitcoin Strategy ProFund may borrow for investment purposes using reverse repurchase agreements. The cost of borrowing may reduce a ProFund's return. Borrowing may cause a ProFund to liquidate positions under adverse market conditions to satisfy its repayment obligations. Borrowing increases the risk of loss and may increase the volatility of a ProFund.

Active Management Risk

Access Flex Bear High Yield ProFund, Access Flex High Yield ProFund and Bitcoin Strategy ProFund are actively managed, and their performance reflect the investment decisions that the Advisor makes for the ProFunds. The Advisor's judgements about the ProFunds' investments may prove to be incorrect. If the investments selected and strategies employed by the ProFunds fail to produce the intended results, the ProFunds could underperform or have negative returns as compared to other funds with a similar investment objective and/or strategies.

Concentration Risk

Concentration risk results from maintaining concentrated exposure to certain types of issuers, industries, market sectors, countries or geographical regions. A ProFund that concentrates its investments will be more susceptible to risks associated with that concentration. With respect to the UltraSector and Inverse Sector ProFunds, a ProFund may have significant exposure to an individual industry that constitutes a significant portion of that ProFund's benchmark. Such a ProFund will be more susceptible to the risks associated with that specific industry, which may be different from the risks generally associated with other benchmarks. Each ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds may be more volatile than a more geographically diversified ProFund. The Schedule of Portfolio Investments includes information on each ProFund's holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

There is no guarantee that a ProFund will achieve a high degree of correlation with its benchmark. Failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective, and the percentage change of the ProFund's NAV each day may differ, perhaps significantly, from the percentage change of the ProFund's benchmark on such day. This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the benchmark.

In order to achieve a high degree of correlation with the Index, a ProFund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to the Index may prevent the ProFund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions, market volatility and other factors will adversely affect the ProFund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the ProFund will have perfect leveraged exposure at the end of each day and the likelihood of being materially under- or overexposed is higher on days when the Index level is volatile at or near the close of the trading day.

A number of other factors may adversely affect a ProFund's correlation with its benchmark, including material over- or underexposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund invests. A ProFund may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to stocks or industries may be different from that of the benchmark. In addition, a ProFund may invest in securities not included in the benchmark or in financial instruments. Each ProFund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the ProFund's correlation with its benchmark. A ProFund may also be subject to large movements of assets into and out of the ProFund, potentially resulting in the ProFund being over- or underexposed to its benchmark, and may be impacted by index reconstitutions and index rebalancing events. Additionally, a ProFund's underlying holdings or reference assets may trade on markets that may or may

January 31, 2023 (unaudited) :: Notes to Financial Statements :: 311 not be open on the same day as the ProFund. Each ProFund (other than the Classic ProFunds and the Falling U.S. Dollar ProFund) seeks to rebalance its portfolio daily to keep its leveraged, inverse or inverse leveraged exposure to the benchmark consistent with its investment objective. Any of these factors could decrease correlation between the performance of a ProFund and may hinder a ProFund's ability to meet its investment objective on or around that day.

Credit Default Swaps ("CDS") Risk

While the Access Flex Bear High Yield ProFund will normally be a net "buyer" of CDS and the Access Flex High Yield ProFund will normally be a net "seller" of CDS, at times the Access Flex Bear High Yield ProFund may be a net "seller" and the Access Flex High Yield ProFund may be a net "buyer" of CDS. When a ProFund is a seller of credit protection, upon the occurrence of a credit event, the ProFund will have an obligation to pay the full notional value of a defaulted reference entity less recovery value. When a ProFund is a buyer of credit protection, upon the occurrence of a credit event, the counterparty to the ProFund will have an obligation to pay the full notional value of a defaulted reference entity less recovery value. Recovery values for CDS are generally determined via an auction process to determine the final price for a given reference entity. Although, each ProFund intends, as practicable, to obtain exposure through centrally cleared CDS, an active market may not exist for any of the CDS in which a ProFund invests or in the reference entities subject to the CDS. As a result, a ProFund's ability to maximize returns or minimize losses on such CDS may be impaired. Other risks of CDS include difficulty in valuation due to the lack of pricing transparency and the risk that changes in the value of the CDS do not reflect changes in the credit quality of the underlying reference entities or may otherwise perform differently than expected given market conditions. Because a ProFund may use a single counterparty or a small number of counterparties, certain CDS involve many reference entities and there are no limitations on the notional amount established for the CDS. As a result, counterparty risk may be amplified.

Counterparty Risk

A ProFund that will invest in financial instruments involving third parties (i.e., counterparties) is subject to counterparty risk. The use of financial instruments, such as swap agreements or futures contracts, involves risks that are different from those associated with ordinary portfolio securities transactions. Certain ProFunds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments and repurchase agreements entered into by the ProFunds. Each ProFund generally structures the agreement such that either party can terminate the contract without penalty prior to the termination date. A ProFund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations, the value of an investment in each ProFund may decline. A ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds typically enter into transactions with counterparties whose credit rating at the time of the transaction is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality. These are usually major, global financial institutions. Although the counterparty to an exchange-traded futures contract is often backed by a futures commission merchant ("FCM") or clearing organization that is further backed by a group of financial institutions, there may be instances in which the FCM or the clearing organization could fail to perform its obligations, causing significant losses to the ProFund. For example, a ProFund could lose margin payments it has deposited with a clearing organization as well as gains owed but not paid to the ProFund if the clearing organization becomes insolvent or otherwise fails to perform its obligations.

Under current CFTC regulations, a FCM maintains customers' assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM's bankruptcy. In that event, in the case of futures, the FCM's customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM's customers. In the case of cleared swaps, customers of a FCM in bankruptcy are entitled to recover assets specifically attributable to them pursuant to new CFTC regulations, but may nevertheless risk loss of some or all of their assets due to accounting or operational issues or due to legal risk in connection with the application of bankruptcy law to cleared swaps.

Natural Disaster/Epidemic Risk

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus (COVID-19)), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such as natural disaster and health crises could exacerbate political, social, and economic risks previously mentioned, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the ProFund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the ProFund may have difficulty achieving its investment objective which may adversely impact performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the ProFund's investment advisor and third party service providers), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor

312 :: Notes to Financial Statements :: January 31, 2023 (unaudited)

sentiment, and other factors affecting the value of the ProFund's investments. These factors can cause substantial market volatility, exchange trading suspensions and closures and can impact the ability of the ProFund to complete redemptions and otherwise affect ProFund performance and ProFund trading in the secondary market. A widespread crisis may also affect the global economy in ways that cannot necessarily be foreseen at the current time. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these events could have significant impact on the ProFund's performance, resulting in losses to your investment.

Risk that Current Assumptions and Expectations Could Become Outdated As a Result of Global Economic Shocks

The onset of the novel coronavirus (COVID-19) has caused significant shocks to global financial markets and economies, with many governments taking extreme actions to slow and contain the spread of COVID-19 (including any variants). These actions have had, and likely will continue to have, a severe economic impact on global economies as economic activity in some instances has essentially ceased. The global economic shocks being experienced as of the date hereof may cause the underlying assumptions and expectations of the ProFund to quickly become outdated or inaccurate, resulting in significant losses. Additionally, other public health issues, war, military conflicts, sanctions, acts of terrorism, sustained elevated inflation, supply chain issues or other events could have a significant negative impact on global financial markets and economies. Russia's recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the ProFund's investments, even beyond any direct exposure the ProFund may have to the region or to adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas. How long such tensions and related events will last cannot be predicted. These tensions and any related events could have significant impact on the ProFund performance and the value of an investment in the ProFund.

Debt Instruments Risk

The ProFunds may invest in, or seek exposure to, debt instruments. Debt instruments are subject to adverse issuer, political, regulatory, market and economic developments, as well as developments that affect specific economic sectors, industries or segments of the fixed income market. Additionally, the credit quality of the issuer of a debt instrument (including the risk of a potential default) can also affect the price of a debt instrument. The perceived or actual inability of issuers, guarantors, or liquidity providers of debt instruments to make scheduled interest payments can negatively impact the performance of the ProFund. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. Typically, the price of outstanding debt instruments falls when interest rates rise. Without taking into account other factors, the prices of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those of debt instruments with shorter maturities. In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as a ProFund may be required to reinvest the proceeds received at lower interest rates. These factors may cause the value of an investment in the ProFund to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than those issued by and guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. It is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets. Certain ProFunds are inversely correlated to bond prices and will typically respond differently to the above factors than would a ProFund positively correlated to bond prices.

High Yield Risk

Investment in or exposure to high yield (lower rated) debt instruments (also known as "junk bonds") may involve greater levels of interest rate, credit, liquidity and valuation risk than for higher rated instruments. High yield debt instruments may be more sensitive to economic changes, political changes, or adverse developments specific to a company than other fixed income instruments. These securities are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. High yield debt instruments are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce market liquidity (liquidity risk). Less active markets may diminish a ProFund's ability to obtain accurate market quotations when valuing the portfolio securities and thereby give rise to valuation risk. High yield debt instruments may also present risks based on payment expectations. For example, these instruments may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the ProFund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the issuer of a security is in default with respect to interest or principal payments, the issuer's security could lose its entire value. Furthermore, the transaction costs associated with the purchase and sale of high yield debt instruments may vary greatly depending upon a number of factors and may adversely affect a ProFund's performance. While the realization of certain of these risks may benefit the Access Flex Bear High Yield ProFund because it seeks investment results that correspond to the inverse of the high yield market, such occurrences may introduce more volatility to the ProFund.

January 31, 2023 (unaudited) :: Notes to Financial Statements :: 313

Index Performance Risk

Certain ProFunds linked to an index will be subject to index performance risk. There is no guarantee or assurance that the methodology used by the third-party provider to create the Index will result in the ProFund achieving high, or even positive, returns. Further, there can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error. It is also possible that the value of the Index may be subject to intentional manipulation by third-party market participants. The Index may underperform, and the ProFund could lose value, while other indices or measures of market performance increase in value.

Investment Capacity Risk

The Bitcoin Strategy ProFund's ability to obtain exposure to Bitcoin futures contracts consistent with its investment objective is disrupted for any reason including, limited liquidity in the Bitcoin futures market, a disruption to the Bitcoin futures market, or as a result of margin requirements or position limits imposed by the ProFund's futures commission merchants ("FCMs"), the CME, or the CFTC, the ProFund would not be able to achieve its investment objective and may experience significant losses. The Adviser may, in its sole discretion and without prior notice, limit or reject purchases of ProFund shares. This is often referred to as "closing" the ProFund. The Adviser may re-open the ProFund in its sole discretion and without prior notice.

Financing Rates Associated with Derivatives

The performance of ProFunds that use derivatives was impacted by the related financing costs. Financial instruments such as futures contracts carry implied financing costs. Forward and swap financing rates are negotiated between the ProFunds and their counterparties, and are set at the Fed Funds rate ("FEDL01") plus or minus a negotiated spread. The Fed Funds rate appreciated from 0.08% to 4.33% during the period. Each ProFund with long exposure via derivatives was generally negatively affected by financing rates. Conversely, most ProFunds with short/inverse derivative exposure generally benefited from financing rates.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund invests, the ProFunds might not be able to acquire or dispose of certain holdings quickly or at prices that represent true fair value in the judgment of the Advisor. Markets for the securities or financial instruments in which a ProFund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a ProFund from limiting losses, realizing gains, or from achieving a high correlation (or inverse correlation) with its underlying benchmark.

The market for the Bitcoin futures contracts is still developing and may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the ProFund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and increase the losses incurred while trying to do so.

7. Federal Income Tax Information

The tax character of distributions paid to shareholders during the applicable tax years ended as noted below, were as follows:

	Year Ended 2022				Year Ended 2021
	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid
December 31
Bull ProFund	$370,689	$—	$—	$370,689	$1,995,004	$2,757,165	$—	$4,752,169
Europe 30 ProFund	48,336	—	—	48,336	33,014	—	—	33,014
UltraBull ProFund	8,363,176	779,894	—	9,143,070	5,070,936	2,554,660	—	7,625,596
UltraJapan ProFund	—	—	—	—	675,945	1,304,962	—	1,980,907
UltraNasdaq-100 ProFund	26,477,309	1,155,436	—	27,632,745	148,739,778	16,381,915	—	165,121,693

October 31
Access Flex High Yield ProFund	29,233	—	—	29,233	467,987	—	—	467,987
Biotechnology UltraSector ProFund	14,242,748	11,279,599	—	25,522,347	17,310,399	—	—	17,310,399
Communication Services UltraSector ProFund	59,697	2,106	7,136	68,939	—	—	—	—
Consumer Discretionary UltraSector ProFund*	5,320,428	130,368	—	5,450,796	1,939,814	1,051,801	—	2,991,615
Consumer Staples UltraSector ProFund*	351,875	151,475	—	503,350	—	—	—	—
Energy UltraSector ProFund*	427,298	—	—	427,298	227,674	—	—	227,674
Financials UltraSector ProFund	877,097	944	1,140	879,181	—	—	—	—
Industrials UltraSector ProFund	436,119	3,145	39	439,303	—	—	—	—
Internet UltraSector ProFund	20,936,695	9,806,780	—	30,743,475	27,272,748	12,588,418	—	39,861,166

314 :: Notes to Financial Statements :: January 31, 2023 (unaudited)

	Year Ended 2022				Year Ended 2021
	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid
Large-Cap Growth ProFund	$221,666	$85,029	$—	$306,695	$751,788	$649,703	$—	$1,401,491
Large-Cap Value ProFund	54,514	—	—	54,514	—	—	—	—
Materials UltraSector ProFund*	—	—	—	—	87,381	4,525	—	91,906
Mid-Cap Growth ProFund	831,229	119,485	—	950,714	320,965	602,809	—	923,774
Mid-Cap ProFund	158,547	58,875	—	217,422	—	—	—	—
Mid-Cap Value ProFund	50,173	—	—	50,173	10,633	—	—	10,633
Nasdaq-100 ProFund	2,281,194	2,060,020	—	4,341,214	1,491,584	348,686	—	1,840,270
Oil & Gas Equipment & Services UltraSector ProFund*	—	—	—	—	17,573	—	—	17,573
Pharmaceuticals UltraSector ProFund	57,588	128,692	—	186,280	—	16,620	—	16,620
Real Estate UltraSector ProFund	2,827,076	300,145	—	3,127,221	—	—	—	—
Semiconductor UltraSector ProFund	5,976,285	178,486	—	6,154,771	—	—	—	—
Small-Cap Growth ProFund	228,742	328,498	—	557,240	—	—	—	—
Small-Cap Value ProFund	182,410	46,458	—	228,868	—	—	—	—
Technology UltraSector ProFund	6,724,712	558,470	—	7,283,182	1,627,121	8,142	—	1,635,263
Telecommunications UltraSector ProFund	6,192	—	—	6,192	4,660	—	—	4,660
UltraDow 30 ProFund	2,441,094	102,530	—	2,543,624	55,323	580,971	—	636,294
UltraLatin America ProFund	703,948	—	—	703,948	103,594	—	—	103,594
UltraMid-Cap ProFund	2,306,933	422,277	—	2,729,210	—	—	—	—
Utilities UltraSector ProFund	16,661	—	—	16,661	31,184	—	14,289	45,473

As of the latest tax year ended, as noted below, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Access Flex Bear High Yield ProFund	$—	$—	$—	$(5,283,032)	$—	$(5,283,032)
Access Flex High Yield ProFund	548,440	—	—	(2,242,288)	(44,156)	(1,738,004)
Banks UltraSector ProFund	20,726	—	—	(5,366,822)	2,877,925	(2,468,171)
Bear ProFund	—	—	—	(65,955,584)	32,577	(65,923,007)
Biotechnology UltraSector ProFund	—	—	—	(8,042,682)	48,977,822	40,935,140
Bitcoin Strategy ProFund	—	—	—	(148,034)	(27,601,142)	(27,749,176)
Bull ProFund	—	—	—	—	14,836,520	14,836,520
Communication Services UltraSector ProFund	—	—	—	(2,248,651)	(598,835)	(2,847,486)
Consumer Discretionary UltraSector ProFund*	—	—	—	(6,180,585)	14,334,038	8,153,453
Consumer Staples UltraSector ProFund*	—	—	—	(1,169,853)	1,710,405	540,552
Energy UltraSector ProFund*	1,096,452	—	—	—	22,189,081	23,285,533
Europe 30 ProFund	72,280	—	—	(4,710,823)	148,400	(4,490,143)
Falling U.S. Dollar ProFund	—	—	—	(2,779,036)	—	(2,779,036)
Financials UltraSector ProFund	—	—	—	(1,679,698)	1,663,972	(15,726)
Health Care UltraSector ProFund	—	—	—	(2,936,626)	9,144,888	6,208,262
Industrials UltraSector ProFund	—	—	—	(254,662)	1,561,888	1,307,226
Internet UltraSector ProFund	—	—	—	(42,678,912)	3,980,224	(38,698,688)
Large-Cap Growth ProFund	—	182,929	—	(138,997)	5,550,664	5,594,596
Large-Cap Value ProFund	47,656	—	—	(3,548,006)	1,317,556	(2,182,794)
Materials UltraSector ProFund*	—	—	—	(1,774,087)	1,633,498	(140,589)
Mid-Cap Growth ProFund	—	105,905	—	(26,020)	371,427	451,312
Mid-Cap ProFund	—	—	—	(1,023,881)	862,296	(161,585)
Mid-Cap Value ProFund	—	—	—	—	(31,849)	(31,849)
Nasdaq-100 ProFund	—	—	—	(11,426,617)	24,067,879	12,641,262
Oil & Gas Equipment & Services UltraSector ProFund*	—	—	—	(19,345,487)	3,874,961	(15,470,526)
Pharmaceuticals UltraSector ProFund	—	—	—	(591,648)	390,664	(200,984)
Precious Metals UltraSector ProFund	654	—	—	(64,102,253)	1,051,584	(63,050,015)

January 31, 2023 (unaudited) :: Notes to Financial Statements :: 315

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Real Estate UltraSector ProFund	$—	$—	$—	$(4,618,690)	$1,651,903	$(2,966,787)
Rising Rates Opportunity ProFund	—	—	—	(38,394,581)	2,143,602	(36,250,979)
Rising Rates Opportunity 10 ProFund	—	—	—	(3,174,767)	(4,799)	(3,179,566)
Rising U.S. Dollar ProFund	199,419	408,967	—	—	—	608,386
Semiconductor UltraSector ProFund	—	—	—	(29,506,592)	23,781,810	(5,724,782)
Short Bitcoin Strategy ProFund	—	—	—	(46)	(50,290)	(50,336)
Short Energy ProFund*	—	—	—	(2,170,800)	(29,888)	(2,200,688)
Short Nasdaq-100 ProFund	—	—	—	(10,095,947)	255,794	(9,840,153)
Short Precious Metals ProFund	—	—	—	(9,237,513)	(58,604)	(9,296,117)
Short Real Estate ProFund	—	—	—	(4,494,796)	(176,056)	(4,670,852)
Short Small-Cap ProFund	—	—	—	(15,327,451)	(24,594)	(15,352,045)
Small-Cap Growth ProFund	—	152,420	—	(45,025)	809,116	916,511
Small-Cap ProFund	—	—	—	—	584,771	584,771
Small-Cap Value ProFund	—	—	—	—	(245,280)	(245,280)
Technology UltraSector ProFund	—	—	—	(9,929,591)	20,684,006	10,754,415
Telecommunications UltraSector ProFund	3,748	—	—	(5,741,370)	21,439	(5,716,183)
UltraBear ProFund	—	—	—	(96,879,144)	(69,577)	(96,948,721)
UltraBull ProFund	52,611	—	—	(39,455,402)	34,613,353	(4,789,438)
UltraChina ProFund	—	—	—	(38,175,215)	(10,332,094)	(48,507,309)
UltraDow 30 ProFund	—	—	—	(5,705,116)	12,443,341	6,738,225
UltraEmerging Markets ProFund	65,396	—	—	(8,580,396)	150,334	(8,364,666)
UltraInternational ProFund	—	—	—	(1,170,084)	4,102	(1,165,982)
UltraJapan ProFund	—	—	—	(3,089,817)	(6,796)	(3,096,613)
UltraLatin America ProFund	740,299	—	—	(29,459,240)	(888,549)	(29,607,490)
UltraMid-Cap ProFund	—	—	—	(9,365,971)	8,531,203	(834,768)
UltraNasdaq-100 ProFund	—	—	—	(456,398,832)	209,167,276	(247,231,556)
UltraShort China ProFund	—	—	—	(7,821,446)	209,517	(7,611,929)
UltraShort Dow 30 ProFund	—	—	—	(23,991,175)	(124,423)	(24,115,598)
UltraShort Emerging Markets ProFund	—	—	—	(11,995,744)	32,786	(11,962,958)
UltraShort International ProFund	—	—	—	(16,870,223)	(11,813)	(16,882,036)
UltraShort Japan ProFund	—	—	—	(10,630,664)	(8,368)	(10,639,032)
UltraShort Latin America ProFund	—	—	—	(16,868,836)	(26,762)	(16,895,598)
UltraShort Mid-Cap ProFund	—	—	—	(10,793,498)	(55,925)	(10,849,423)
UltraShort Nasdaq-100 ProFund	6,401	—	—	(66,744,664)	(400,220)	(67,138,483)
UltraShort Small-Cap ProFund	—	—	—	(54,023,222)	(257,101)	(54,280,323)
UltraSmall-Cap ProFund	—	—	—	(33,462,693)	6,381,657	(27,081,036)
U.S. Government Plus ProFund	—	—	—	(7,148,530)	(176,115)	(7,324,645)
Utilities UltraSector ProFund	63,209	—	—	(8,486,951)	3,802,910	(4,620,832)

Under current tax law, capital and specific ordinary losses realized after October 31 may be deferred and treated as occurring on the first business day of the following tax fiscal year. As of the end of their respective tax years ended October 31, 2022 and December 31, 2022, the following ProFunds had deferred losses, which will be treated as arising on the first day of the tax fiscal years ending in October 31, 2023 and December 31, 2023:

Qualified Late Year Ordinary Losses
October 31 tax year end ProFunds
Access Flex Bear High Yield ProFund	$155,303
Biotechnology UltraSector ProFund	144,057
Bitcoin Strategy ProFund	141,706
Communication Services UltraSector ProFund	32,190
Consumer Discretionary UltraSector ProFund*	216,907
Consumer Staples UltraSector ProFund*	20,653
Falling U.S. Dollar ProFund	5,545
Financials UltraSector ProFund	1,950
Health Care UltraSector ProFund	68,759
Industrials UltraSector ProFund	22,505
Internet UltraSector ProFund	1,030,257
Large-Cap Growth ProFund	138,997

316 :: Notes to Financial Statements :: January 31, 2023 (unaudited)

Qualified Late Year Ordinary Losses
Materials UltraSector ProFund*	$2,947
Mid-Cap Growth ProFund	26,020
Mid-Cap ProFund	20,512
Nasdaq-100 ProFund	531,047
Oil & Gas Equipment & Services UltraSector ProFund*	119,996
Rising Rates Opportunity ProFund	59,121
Rising Rates Opportunity 10 ProFund	21,356
Semiconductor UltraSector ProFund	309,764
Short Energy ProFund*	4,947
Short Nasdaq-100 ProFund	134,598
Short Precious Metals ProFund	9,004
Short Real Estate ProFund	1,800
Short Small-Cap ProFund	25,712
Small-Cap Growth ProFund	45,025
Technology UltraSector ProFund	458,927
UltraChina ProFund	13,643
UltraInternational ProFund	11,659
UltraMid-Cap ProFund	63,638
UltraShort China ProFund	21,883
UltraShort Dow 30 ProFund	13,964
UltraShort Emerging Markets ProFund	4,524
UltraShort International ProFund	6,810
UltraShort Japan ProFund	2,604
UltraShort Latin America ProFund	2,087
UltraShort Mid-Cap ProFund	7,333
UltraShort Small-Cap ProFund	19,159
UltraSmall-Cap ProFund	284,764
U.S. Government Plus ProFund	81,415

As of the end of their respective tax years ended October 31, 2022 and December 31, 2022, the following ProFunds have capital loss carry forwards ("CLCFs") as summarized in the table below.

Fund	No Expiration Date
Access Flex Bear High Yield ProFund	$5,127,729
Access Flex High Yield ProFund	2,242,288
Banks UltraSector ProFund	5,366,822
Bear ProFund	65,955,584
Biotechnology UltraSector ProFund	7,898,625
Bitcoin Strategy ProFund	6,328
Communication Services UltraSector ProFund	2,216,461
Consumer Discretionary UltraSector ProFund*	5,963,678
Consumer Staples UltraSector ProFund*	1,149,200
Europe 30 ProFund	4,710,823
Falling U.S. Dollar ProFund	2,773,491
Financials UltraSector ProFund	1,677,748
Health Care UltraSector ProFund	2,867,867
Industrials UltraSector ProFund	232,157
Internet UltraSector ProFund	41,648,655
Large-Cap Value ProFund	3,548,006
Materials UltraSector ProFund*	1,771,140
Mid-Cap ProFund	1,003,369
Nasdaq-100 ProFund	10,895,570
Oil & Gas Equipment & Services UltraSector ProFund*	19,225,491
Pharmaceuticals UltraSector ProFund	591,648
Precious Metals UltraSector ProFund	64,102,253
Real Estate UltraSector ProFund	4,618,690
Rising Rates Opportunity ProFund	38,335,460
Rising Rates Opportunity 10 ProFund	3,153,411
Semiconductor UltraSector ProFund	29,196,828
Short Bitcoin Strategy ProFund	46
Short Energy ProFund*	2,165,853
Short Nasdaq-100 ProFund	9,961,349

January 31, 2023 (unaudited) :: Notes to Financial Statements :: 317

Fund	No Expiration Date
Short Precious Metals ProFund	$9,228,509
Short Real Estate ProFund	4,492,996
Short Small-Cap ProFund	15,301,739
Technology UltraSector ProFund	9,470,664
Telecommunications UltraSector ProFund	5,741,370
UltraBear ProFund	96,879,144
UltraBull ProFund	39,455,402
UltraChina ProFund	38,161,572
UltraDow 30 ProFund	5,705,116
UltraEmerging Markets ProFund	8,580,396
UltraInternational ProFund	1,158,425
UltraJapan ProFund	3,089,817
UltraLatin America ProFund	29,459,240
UltraMid-Cap ProFund	9,302,333
UltraNasdaq-100 ProFund	456,398,832
UltraShort China ProFund	7,799,563
UltraShort Dow 30 ProFund	23,977,211
UltraShort Emerging Markets ProFund	11,991,220
UltraShort International ProFund	16,863,413
UltraShort Japan ProFund	10,628,060
UltraShort Latin America ProFund	16,866,749
UltraShort Mid-Cap ProFund	10,786,165
UltraShort Nasdaq-100 ProFund	66,744,664
UltraShort Small-Cap ProFund	54,004,063
UltraSmall-Cap ProFund	33,177,929
U.S. Government Plus ProFund	7,067,115
Utilities UltraSector ProFund	8,486,951

Unused limitations accumulate and increase limited CLCFs available for use in offsetting net capital gains. The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any CLCFs will be determined at the end of the current tax years. The Trust's Board of Trustees does not intend to authorize a distribution of any realized gain for a ProFund until any applicable CLCF has been offset or expires.

As of the end of their respective tax years ended October 31, 2022 and December 31, 2022, the cost of securities, including derivatives, gross unrealized appreciation and gross unrealized depreciation on investment securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Access Flex Bear High Yield ProFund	$2,177,000	$—	$—	$—
Access Flex High Yield ProFund	14,153,150	—	(44,156)	(44,156)
Banks UltraSector ProFund	4,989,175	4,649,064	(1,771,139)	2,877,925
Bear ProFund	44,991,000	32,577	—	32,577
Biotechnology UltraSector ProFund	68,226,582	59,023,428	(10,045,606)	48,977,822
Bitcoin Strategy ProFund	34,182,029	—	(27,601,142)	(27,601,142)
Bull ProFund	16,985,922	16,625,296	(1,788,776)	14,836,520
Communication Services UltraSector ProFund	3,919,577	494,057	(1,092,892)	(598,835)
Consumer Discretionary UltraSector ProFund*	14,029,482	16,012,485	(1,678,447)	14,334,038
Consumer Staples UltraSector ProFund*	2,016,481	1,858,276	(147,871)	1,710,405
Energy UltraSector ProFund*	38,842,005	24,404,000	(2,214,919)	22,189,081
Europe 30 ProFund	2,606,036	749,831	(601,431)	148,400
Falling U.S. Dollar ProFund	812,000	—	—	—
Financials UltraSector ProFund	3,726,530	2,933,450	(1,269,478)	1,663,972
Health Care UltraSector ProFund	9,071,384	9,874,745	(729,857)	9,144,888
Industrials UltraSector ProFund	2,064,515	1,641,286	(79,398)	1,561,888
Internet UltraSector ProFund	61,813,369	22,481,976	(18,501,752)	3,980,224
Large-Cap Growth ProFund	3,658,526	5,971,948	(421,284)	5,550,664
Large-Cap Value ProFund	14,355,316	2,345,425	(1,027,869)	1,317,556
Materials UltraSector ProFund*	2,601,001	2,191,114	(557,616)	1,633,498
Mid-Cap Growth ProFund	3,034,035	935,974	(564,547)	371,427
Mid-Cap ProFund	3,037,398	1,171,780	(309,484)	862,296
Mid-Cap Value ProFund	11,877,933	1,249,957	(1,281,806)	(31,849)
Nasdaq-100 ProFund	22,207,871	25,221,169	(1,153,290)	24,067,879

318 :: Notes to Financial Statements :: January 31, 2023 (unaudited)

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Oil & Gas Equipment & Services UltraSector ProFund*	$21,842,197	$8,513,873	$(4,638,912)	$3,874,961
Pharmaceuticals UltraSector ProFund	3,781,066	783,417	(392,753)	390,664
Precious Metals UltraSector ProFund	15,481,654	6,620,986	(5,569,402)	1,051,584
Real Estate UltraSector ProFund	3,998,282	2,158,837	(506,934)	1,651,903
Rising Rates Opportunity ProFund	47,738,000	2,143,602	—	2,143,602
Rising Rates Opportunity 10 ProFund	9,176,000	—	(4,799)	(4,799)
Rising U.S. Dollar ProFund	31,728,000	—	—	—
Semiconductor UltraSector ProFund	20,257,789	24,347,615	(565,805)	23,781,810
Short Bitcoin Strategy ProFund	216,800	10,846	(61,136)	(50,290)
Short Energy ProFund*	1,004,000	—	(29,888)	(29,888)
Short Nasdaq-100 ProFund	73,079,000	255,794	—	255,794
Short Precious Metals ProFund	5,609,000	—	(58,604)	(58,604)
Short Real Estate ProFund	2,789,000	—	(176,056)	(176,056)
Short Small Cap ProFund	1,343,000	—	(24,594)	(24,594)
Small-Cap Growth ProFund	3,692,050	1,581,020	(771,904)	809,116
Small-Cap ProFund	3,082,473	860,320	(275,549)	584,771
Small-Cap Value ProFund	13,454,296	1,961,994	(2,207,274)	(245,280)
Technology UltraSector ProFund	16,755,422	22,619,132	(1,935,126)	20,684,006
Telecommunications UltraSector ProFund	751,533	168,839	(147,400)	21,439
UltraBear ProFund	16,561,000	—	(69,577)	(69,577)
UltraBull ProFund	54,348,028	42,830,886	(8,217,533)	34,613,353
UltraChina ProFund	20,672,046	1,170,403	(11,502,497)	(10,332,094)
UltraDow 30 ProFund	23,286,155	13,805,873	(1,362,532)	12,443,341
UltraEmerging Markets ProFund	4,345,349	1,531,307	(1,380,973)	150,334
UltraInternational ProFund	2,043,000	4,102	—	4,102
UltraJapan ProFund	10,268,000	—	(6,796)	(6,796)
UltraLatin America ProFund	12,027,645	3,657,412	(4,545,961)	(888,549)
UltraMid-Cap ProFund	32,409,013	11,459,994	(2,928,791)	8,531,203
UltraNasdaq-100 ProFund	189,462,760	237,495,521	(28,328,245)	209,167,276
UltraShort China ProFund	2,358,000	209,517	—	209,517
UltraShort Dow 30 ProFund	3,653,000	—	(124,423)	(124,423)
UltraShort Emerging Markets ProFund	2,949,000	32,786	—	32,786
UltraShort International ProFund	4,637,000	—	(11,813)	(11,813)
UltraShort Japan ProFund	271,000	—	(8,368)	(8,368)
UltraShort Latin America ProFund	1,456,000	—	(26,762)	(26,762)
UltraShort Mid-Cap ProFund	1,695,000	—	(55,925)	(55,925)
UltraShort Nasdaq-100 ProFund	81,249,000	—	(400,220)	(400,220)
UltraShort Small-Cap ProFund	6,452,000	—	(257,101)	(257,101)
UltraSmall-Cap ProFund	46,219,465	12,116,918	(5,735,261)	6,381,657
U.S. Government Plus ProFund	7,884,000	—	(176,115)	(176,115)
Utilities UltraSector ProFund	5,313,795	4,120,351	(317,441)	3,802,910

8. Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the ProFunds transacted business with subsidiaries of Lehman Brothers Holdings, Inc. (altogether, "Lehman") whereby Lehman acted as a counterparty to certain derivative transactions. All derivatives transactions with Lehman were terminated prior to September 15, 2008, but certain settlement payments relating to such transactions were not due to be made until on or after that date. Settlement of these transactions has been delayed due to Lehman's bankruptcy proceedings.

As of January 31, 2023, Access Flex Bear High Yield ProFund was owed $299,294 and the Rising U.S. Dollar ProFund was owed $690,025 of the original amount owed, as of September 15, 2008, of $925,069 and $2,135,323, respectively, from over-the-counter derivatives transactions with Lehman. To the extent Lehman fails to fully pay the Access Flex Bear High Yield ProFund and the Rising U.S Dollar ProFund by the conclusion of the bankruptcy in connection with the settlement of such transactions, the Advisor, an affiliate of the Trust, has entered into a Receivables Agreement dated September 15, 2008 to reimburse each ProFund for any shortfall in payments from Lehman. Specifically, the Receivables Agreement among the Advisor, ProShare Advisors LLC (an investment adviser affiliated with the Advisor) and ProFunds Trust, ProShares Trust and the Trust (collectively, the "PF Trusts") (each affiliated and under common controls with the other PF Trusts) provides that the investment adviser to specified funds of the PF Trusts will contribute cash to any such fund, equal to the amounts owed to the fund from Lehman for brokerage transactions written over-the-counter derivatives agreements as of September 15, 2008 (the "Lehman Obligations"). The Receivable Agreement will not terminate until all Lehman Obligations are paid. Payments are triggered if any specified fund of a PF Trust, including the Access Flex Bear High Yield ProFund and the Rising U.S. Dollar ProFund, does not recover the full amounts owed to it by Lehman following the conclusion of all bankruptcy, liquidation and Securities

January 31, 2023 (unaudited) :: Notes to Financial Statements :: 319

Investor Protection Corporation proceedings related to Lehman. Accordingly, no loss is expected to be realized by either the Access Flex Bear High Yield ProFund the Rising U.S. Dollar ProFund. Lehman has made payments on the original amount owed to the Access Flex Bear High Yield ProFund and the Rising U.S. Dollar ProFund. The fair values of the remaining claims due from Lehman are $3,602 and $8,314, respectively, and are included in "Receivable for closed swap positions" and "Receivable for closed forward currency contracts", respectively, on the Statements of Assets and Liabilities. The fair value of the amounts that are estimated to be paid by the Advisor are $295,692 and $681,711, respectively, and are included in "Due from Advisor under a Receivables Agreement" on the Statements of Assets and Liabilities. All other outstanding balances due from (or to) Lehman have been substantially relieved as of January 31, 2023.

9. Share Splits and Reverse Share Splits

Effective December 14, 2020, the Consumer Staples UltraSector ProFund*, the Internet UltraSector ProFund, and the UltraNasdaq-100 ProFund underwent a 2-for-1 share split, the Oil & Gas Equipment & Services UltraSector ProFund*, the UltraBear ProFund, the UltraShort Dow 30 ProFund, the UltraShort Emerging Markets ProFund, and the UltraShort International ProFund underwent a 1-for-4 reverse share split, and the UltraShort Nasdaq-100 ProFund underwent a 1-for-8 reverse share split.

Effective November 18, 2019, the Bull ProFund, the Consumer Discretionary UltraSector ProFund*, the Industrials UltraSector ProFund, the Technology UltraSector ProFund, and the UltraDow 30 ProFund underwent a 3-for-1 share split, the Short Nasdaq-100 ProFund underwent a 1-for-4 reverse share split, and the Oil & Gas Equipment & Services UltraSector ProFund* underwent a 1-for-8 reverse share split.

Effective January 22, 2018, the UltraBull ProFund, the UltraMid-Cap ProFund, and the UltraNasdaq-100 ProFund underwent a 3-for-1 share split, the UltraShort China ProFund underwent a 1-for-8 reverse share split; the UltraShort Japan ProFund and the UltraShort Latin America ProFund underwent a 1-for-5 reverse share split, and the UltraShort Small-Cap ProFund underwent a 1-for-4 reverse share split.

Effective December 5, 2016, the Access Flex Bear High Yield ProFund underwent a 1-for-5 reverse share split.

The effect of the share split transactions was to multiply the number of outstanding shares of the ProFunds by the respective split factor, with a corresponding decrease in net asset value per share; and the effect of the reverse share split transactions was to divide the number of outstanding shares of the ProFunds by the respective reverse split factor, with a corresponding increase in the net asset value per share. These transactions did not change the net assets of these ProFunds or the value of a shareholder's investment.

The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the share splits and reverse share splits. Additionally, when the application of reverse share splits resulted in fractional shares for beneficial shareholders, a portion of the cost of shares redeemed as presented in the Statements of Changes in Net Assets, reflects payment of fractional share balances on beneficial shareholder accounts.

10. Shareholder Concentration

Ownership of more than 25% of the voting securities for a fund creates presumptions of control of the fund, under Section 2(a)(9) of the 1940 Act. As of January 31, 2023, the following shareholders were deemed a significant shareholder of the following ProFunds:

	Shareholder Name	% of Fund Owned
Rising U.S. Dollar ProFund	SEI Private Trust Company	30%
Short Bitcoin Strategy ProFund	ProFund Advisors LLC	87%
UltraJapan ProFund	Robert Ronus	34%
UltraLatin America ProFund	Warren M. and Karen A. Merguerian	58%
UltraShort Japan ProFund	Nikolay I. Petrakov	37%
UltraShort Small-Cap ProFund	Marc S. Schwarting	34%

11. Subsequent Events

On December 13, 2022, the Board of Trustees approved a Plan of Liquidation and Termination for the Telecommunications UltraSector ProFund. Effective February 7, 2023, the Telecommunications UltraSector ProFund was liquidated and closed. Subsequently, the total number of separate investment portfolios in the Trust was reduced from 117 to 116.

On January 5, 2023, the Board of Trustees of ProFunds approved a change to the underlying benchmark indices of certain UltraSector and Inverse Sector ProFunds to S&P Select Indices as follows:

ProFund	Current Index	New Index
Banks UltraSector ProFund	Dow Jones U.S. Banks Index	S&P Banks Select Industry Index
Basic Materials UltraSector ProFund	Dow Jones U.S. Basic Materials Index	S&P Materials Select Sector Index
Biotechnology UltraSector ProFund	Dow Jones U.S. Biotechnology Index	S&P Biotechnology Select Industry Index
Consumer Goods UltraSector ProFund	Dow Jones U.S. Consumer Goods Index	S&P Consumer Staples Select Sector Index

320 :: Notes to Financial Statements :: January 31, 2023 (unaudited)

ProFund	Current Index	New Index
Consumer Services UltraSector ProFund	Dow Jones U.S. Consumer Services	S&P Consumer Discretionary Select Sector Index
Financials UltraSector ProFund	Dow Jones U.S. Financials Index	S&P Financial Select Sector Index
Health Care UltraSector ProFund	Dow Jones U.S. Health Care Index	S&P Health Care Select Sector Index
Industrials UltraSector ProFund	Dow Jones U.S. Industrials Index	S&P Industrials Select Sector Index
Oil & Gas UltraSector ProFund	Dow Jones U.S. Oil & Gas Index	S&P Energy Select Sector Index
Oil Equipment & Services UltraSector ProFund	Dow Jones U.S. Select Oil Equipment and Services Index	S&P Oil & Gas Equipment & Services Select Sector Index
Pharmaceuticals UltraSector ProFund	Dow Jones U.S. Select Pharmaceuticals Index	S&P Pharmaceuticals Select Industry Index
Real Estate UltraSector ProFund	Dow Jones U.S. Real Estate Index	S&P Real Estate Select Sector Index
Short Oil and Gas ProFund	Dow Jones U.S. Oil & Gas Index	S&P Energy Select Sector Index
Short Real Estate ProFund	Dow Jones U.S. Real Estate Index	S&P Real Estate Select Sector Index
Technology UltraSector ProFund	Dow Jones U.S. Technology Index	S&P Technology Select Sector Index
Utilities UltraSector ProFund	Dow Jones U.S. Utilities Index	S&P Utilities Select Sector Index

These benchmark changes will also result in name changes for the following ProFunds:

Formerly Known as:	Current Name:

Basic Materials UltraSector ProFund	Materials UltraSector ProFund
Consumer Goods UltraSector ProFund	Consumer Staples UltraSector ProFund
Consumer Services UltraSector ProFund	Consumer Discretionary UltraSector Profund
Oil & Gas UltraSector ProFund	Energy UltraSector ProFund
Oil Equipment & Services UltraSector ProFund	Oil & Gas Equipment & Services UltraSector ProFund
Short Oil & Gas ProFund	Short Energy ProFund

The Advisor believes that the benchmark change will align these sector funds with leading S&P sector and industry indices that utilize the Global Industry Classification Standard (GICS), enabling investors to more effectively integrate them into their portfolios. The benchmark changes and corresponding ProFund VP name changes (as applicable) took effect after the market close on March 17, 2023.

Effective March 6, 2023, the Short Small-Cap ProFund underwent a 1-for-5 reverse share split, the UltraChina ProFund and the UltraShort Mid-Cap ProFund underwent a 1-for-10 reverse share split.

Effective March 13, 2023, the Short Nasdaq-100 ProFund and the UltraShort Nasdaq-100 ProFund underwent a 1-for-5 reverse share split.

The effect of the reverse share split transactions will be to divide the number of outstanding shares of the ProFund by the respective reverse split factor, with a corresponding increase in the net asset value per share. These transactions will not change the net assets of this ProFund or the value of a shareholder's investment.

The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the reverse share splits. Additionally, when the application of reverse share splits resulted in fractional shares for beneficial shareholders, a portion of the cost of shares redeemed as presented in the Statements of Changes in Net Assets, reflects payment of fractional share balances on beneficial shareholder accounts.

Beginning March 10, 2023, and continuing over the next several days, multiple financial institutions experienced liquidity events. Specifically, both SVB Financial Group (SIVB) and Signature Bank of New York (SBNY) entered receivership of the Federal Deposit Insurance Corporation (FDIC), while the long-term outlooks of certain other financial institutions were downgraded. Certain ProFunds own common shares of one or more of these financial institutions as of the reporting date. No ProFund owned a position greater than 1.34% of net assets, combined between both securities, above, as of the reporting date. As it is too early to determine the long-term result of these events and given the recent additional volatility in this sector of the market, the Advisor is carefully monitoring these events as they evolve and is pursuing investment strategies that it believes to be in the best interest of ProFunds' shareholders consistent with each ProFund's investment objective. Beginning on March 10, 2023 and March 13, 2023, both SIVB and SBNY, respectively, were valued at $0.00 by each ProFund holding shares of these securities.

The ProFunds have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no additional subsequent events to report that would have a material impact on the ProFunds' financial statements.

January 31, 2023 (unaudited) :: Board Approval of Investment Advisory Agreement :: 321

At a meeting held on June 8, 2022, the Board of Trustees (the "Board") of ProFunds (the "Trust") considered the initial approval of the Investment Advisory Agreement (the "Investment Advisory Agreement") between the Trust and ProFund Advisors LLC (the "Advisor") on behalf of the Bitcoin Strategy ProFund (the "New Fund").

In response to a request from the Independent Trustees, the Advisor provided information for the Board to consider relating to the approval of the Investment Advisory Agreement, including information that addressed, among other things: (i) the nature, extent, and quality of the services that were proposed to be provided by the Advisor; (ii) the costs of the services to be provided and the profits realized by the Advisor; (iii) the investment performance of the Advisor in managing other index-based Funds; (iv) the extent to which economies of scale might be realized as the New Fund grows and whether fee levels reflect economies of scale, if any, for the benefit of the New Fund's shareholders; and (v) other benefits to the Advisor and/or its affiliates from the relationship to the New Fund. It was noted that certain of this information had been previously provided as part of the Annual 15c Response.

The Independent Trustees consulted with Independent Trustee Counsel concerning their responsibilities under state and federal law with respect to their consideration of the approval of the Investment Advisory Agreement and other agreements with respect to the New Fund. It was noted that the Independent Trustees requested, and received, information from the Advisor concerning the New Fund.

In response to the request from the Independent Trustees, the Advisor provided information and reports relevant to the approval of the Investment Advisory Agreement, including, among other things: (i) information about the advisory services to be provided by the Advisor with respect to the New Fund; (ii) the Advisor's Form ADV; (iii) biographies of the employees of the Advisor who are primarily responsible for providing investment advisory services to the New Fund; (iv) information regarding the proposed contractual fees with respect to the New Fund; (v) comparative industry fee data; (vi) information regarding the Advisor's trade allocation and best execution policies and procedures; (vii) information about the financial condition of the Advisor; (viii) information regarding how the Advisor expects to monitor the New Fund's compliance with regulatory requirements and Trust procedures; (ix) the Advisor's reputation, expertise and resources; and (x) information regarding the New Fund's exposure to Bitcoin and the Advisor's familiarity with digital assets and Bitcoin in particular, as well as processes relating to assessing risk and liquidity with respect to investments in Bitcoin futures, among other things. The Trustees retained the services of an independent consultant to assist in selecting a universe of peer group funds with similar investment strategies, as well as to help them in evaluating information with respect to certain aspects of their review, including their review of the reasonableness of fees proposed to be paid by the New Fund.

In evaluating this information, the Board was advised by legal counsel to the New Fund, and the Independent Trustees were advised separately by Independent Trustee Counsel. In its deliberations, the Board did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent and Quality of the Advisor's Services

The Board reviewed the nature, extent and quality of the investment advisory services to be performed by the Advisor with respect to the New Fund. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the New Fund effectively. In particular, the Board considered the following:

●	the investment objective of the New Fund and the Advisor's description of the skills needed to manage the New Fund;

●	the key features of the New Fund, including investment strategies of the New Fund;

●	the fact that to maintain exposure consistent with the New Fund's daily investment objective, the New Fund needs to be rebalanced each day, an activity not typical of traditional mutual fund or index funds;

●	the size and experience of the Advisor's portfolio staff and the Advisor's ability to recruit, train and retain personnel with relevant experience and the specific expertise necessary to manage the New Fund;

●	the structure of the portfolio staff compensation program and the incentives it is intended to provide;

●	the collateral, credit and cash management functions at the Advisor;

●	the Advisor's familiarity with digital assets and Bitcoin in particular, as well as processes related to assessing risk and liquidity with respect to investments in Bitcoin futures;

●	the Advisor's familiarity with the market for Bitcoin futures and its ability to manage the New Fund in that market;

●	the appropriateness of investing in Bitcoin-related instruments by the New Fund as an open-end investment company;

●	the Advisor's ability to monitor compliance with the liquidity rule, derivatives rule and valuation requirements, among other things;

●	significant investment in personnel and state-of-the-art technology that the Advisor has made over the course of several years;

●	the Advisor's ability to monitor and avoid potential fraud or manipulation of the underlying Bitcoin markets and its potential influence on the market for Bitcoin futures, and

●	information regarding allocation of existing brokerage and the selection of counterparties for the New Fund's portfolio transactions.

The Board considered that the Advisor will oversee the operations of the New Fund, including oversight of the New Fund's service providers, and will provide compliance services to the New Fund.

Based upon its review, the Board, including all of the Independent Trustees, concluded that (i) the investment advisory services to be provided by the Advisor with respect to the New Fund were expected to be of high quality, (ii) the Advisor has successfully achieved the investment goals of the existing operational Funds in the Trust, and (iii) it was generally satisfied with the nature, quality and extent of services expected to be provided to the New Fund.

322 :: Board Approval of Investment Advisory Agreement :: January 31, 2023 (unaudited)

Comparison of Services and Fees

At the request of the Independent Trustees, the Advisor presented information about the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services to be provided to the New Fund by or at the expense of the Advisor, the costs of these services and the comparability to the fees paid by other investment companies that gain portfolio exposure by investing a portion of their respective assets in wholly-owned subsidiaries organized under the laws of the Cayman Islands and share similar pricing characteristics to the New Fund. This information included comparative fee information prepared by an independent consultant. The Board discussed the methodology used to prepare the comparative fee data for the New Fund and the potential limitations of such data, noting that the New Fund is one of the first of its kind, making comparisons difficult. The Advisor also presented information about the significant drivers of cost, as well as the impact of certain costs on fees and expenses directly related to the investment strategy of the New Fund.

The Board reviewed information prepared by the independent consultant comparing management fee and expense information for the New Fund to that of a peer group of funds (the "Peer Group") determined by the consultant as well as to the relevant fund category determined by the consultant. The Board noted the difficulty in compiling the Peer Group because the New Fund is among the first of its kind. Notwithstanding this difficulty, the Board found the comparative information it received to be useful in its evaluation of the reasonableness of the Advisor's proposed fees. The Board also considered the fee waiver and/or expense reimbursement arrangements in place for the New Fund.

The Board recognized that it is difficult to make comparisons of fees across fund complexes because there may be variations in the services that are included in the fees paid by other funds. The Board concluded that the New Fund's advisory fee rates were reasonable given the services proposed to be provided and the fees charged by other funds in the Peer Group.

Profitability

The Board noted that the New Fund had not yet started operations, so that it could not yet evaluate the Advisor's profitability related to the New Fund. It was noted that each year, as part of its annual contract renewal process, the Trustees discuss the Advisor's profit margin, including the methodology used in the Advisor's profitability analysis, and receive information provided by the Advisor relating to its financial condition and overall profitability related to its management of the funds in the fund complex.

The Independent Trustees met in Executive Session with Independent Trustee Counsel to discuss and evaluate the information provided by the Advisor and the independent consultant.

The Board considered and discussed with representatives of the Advisor the significant drivers of cost incurred by or expected to be incurred by the Advisor in managing the New Fund, including, but not limited to, intellectual capital, regulatory compliance and entrepreneurial risk, and considered the costs that investors likely would incur if they independently sought to achieve the objectives of the New Fund.

Investment Performance of the Fund and the Advisor

The Trustees noted that the New Fund had not yet commenced operations and, as such, there was no performance information for the New Fund to consider. The Trustees notes, however, the Advisor's performance record in managing other Funds that seek to track the performance of a benchmark index.

Economies of Scale

The Board considered the New Fund's fee arrangements with the Advisor. The Board considered that the New Fund will pay the Advisor an annual investment advisory fee of 0.45% of average daily net assets. The Board considered that, subject to the condition that the aggregate daily net assets of the Trust be equal to or greater than $10 billion, the Advisor has agreed to reduce the New Fund's annual investment advisory fee by 0.025% on assets in excess of $500 million up to $1 billion, 0.05% on assets in excess of $1 billion up to $2 billion and 0.075% on assets in excess of $2 billion.

Other Benefits

The Board also considered the Advisor's non-advisory services, including those to be performed under a separate Management Services Agreement. The Board also considered any indirect, or "fall-out," benefits of the Advisor or its affiliates to be derived from the relationship to the New Fund but concluded that such benefits were not material to their considerations.

Conclusions

The Board, including all of the Independent Trustees, concluded that it was in the best interests of the New Fund and its prospective shareholders to approve the Investment Advisory Agreement and that the terms of the Investment Advisory Agreement for the New Fund were fair and reasonable.

January 31, 2023 (unaudited) :: Board Approval of Investment Advisory Agreement :: 323

At a meeting held on September 12-13, 2022, the Board of Trustees (the "Board") of ProFunds (the "Trust") considered the annual renewal of the Investment Advisory Agreement between ProFund Advisors LLC (the "Advisor") and the Trust, on behalf of each of its operational series (each a "Fund" and collectively the "Funds") (the "Advisory Agreement"). Certain Funds are designed to match, before fees and expenses, the performance of an underlying index both on a single day and over time (each a "Matching Fund" and, collectively, the "Matching Funds"). Certain other Funds are actively managed and are designed to meet a specified investment objective (each an "Active Fund" and, collectively, the "Active Funds"). Certain other Funds are "geared" funds that are designed to seek daily investment results, before fees and expenses, that correspond to the inverse (-1x), a multiple (i.e., 1.25x, 1.50x or 2x), or an inverse multiple (i.e., -1.25x or -2x) of the daily performance of an index or security (each a "Geared Fund" and, collectively, the "Geared Funds").

The Board did not identify any particular information that was most relevant to its consideration to approve the continuation of the Advisory Agreement and each Trustee may have afforded different weight to the various factors.

The Board received a memorandum from independent legal counsel to the Independent Trustees regarding the Board's responsibilities under state and federal law with respect to the Board's consideration of the renewal or approval of investment advisory agreements. The Independent Trustees were advised by their independent legal counsel throughout the process, including about the legal standards applicable to their review.

In response to a request from the Independent Trustees, the Advisor provided information for the Board to consider relating to the continuation of the Advisory Agreement, including information that addressed, among other things:

(i)	the nature, extent and quality of the services that were provided or proposed to be provided by the Advisor;

(ii)	the costs of the services to be provided and the profits realized by the Advisor;

(iii)	the investment performance of the Funds and the Advisor;

(iv)	the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders; and

(v)	other benefits to the Advisor and/or its affiliates from the relationship to the Funds.

It was noted that the Independent Trustees requested, and received, information from the Advisor concerning the Funds. In response to the request from the Independent Trustees, the Advisor provided information and reports relevant to the continuation of the Advisory Agreement, including, among other things:

●	information about the advisory services that were being provided by the Advisor with respect to the Funds;

●	the Advisor's Form ADV;

●	biographies of the employees of the Advisor who are primarily responsible for providing investment advisory services to the Funds;

●	information regarding each component of the contractual fee rates and actual fee rates for the prior fiscal year;

●	information regarding advisory fees earned versus advisory fees waived for previous periods;

●	performance information for prior periods;

●	comparative industry fee data;

●	information about fees and other amounts that were received by the Advisor and its affiliates for non-advisory services with respect to the Funds;

●	information regarding the Advisor's trade allocation and best execution policies and procedures;

●	information about the financial condition of the Advisor;

●	information regarding how the Advisor monitors each Fund's compliance with regulatory requirements and Trust procedures; and

●	the Advisor's reputation, expertise and resources.

The Trustees retained the services of an independent consultant to assist in selecting a universe of peer group funds for each Fund (the "Peer Group") with similar investment strategies, as well as to help them in evaluating information with respect to certain aspects of their review, including the reasonableness of fees paid by the Funds. The Board evaluated all information available to it on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund.

In addition to the information provided and discussions that occurred at the meeting at which the Board took action regarding the renewal of the Advisory Agreement, the Board also considered information they received throughout the year as part of their regular oversight of the Funds.

Nature, Extent and Quality of the Advisor's Services

The Board reviewed the nature, extent and quality of the investment advisory services performed by the Advisor. The Board noted there were expected to be no significant differences between the scope of services provided by the Advisor in the past year and those to be provided in the upcoming year. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Funds effectively. In particular, the Board considered the following:

●	the investment objective of each Fund, the Advisor's description of the skills needed to manage each Fund and the Advisor's success in achieving the investment objectives of each Fund;

●	the key features of the Funds, including the unique asset classes and investment strategies of certain Funds, as well as the employment of optimization/sampling techniques necessary to manage certain Funds;

●	with respect to the Geared Funds, the fact that to maintain exposure consistent with each Geared Fund's daily investment objective, each Geared Fund needs to be rebalanced each day, an activity not typical of traditional index funds;

●	the size and experience of the Advisor's portfolio staff and the Advisor's ability to recruit, train and retain personnel with relevant experience and the specific expertise necessary to manage the Funds;

●	the structure of the portfolio staff compensation program and the incentives it is intended to provide;

●	the collateral, credit and cash management functions at the Advisor and the enhancements made in these areas;

324 :: Board Approval of Investment Advisory Agreement :: January 31, 2023 (unaudited)

●	the Advisor's development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds' ability to meet their stated investment objectives and minimize counterparty risk;

●	the Advisor's ability to monitor compliance with the Securities and Exchange Commission's liquidity rule, derivatives rule and valuation requirements, among other applicable regulatory requirements;

●	a significant investment in personnel and state-of-the-art technology that the Advisor has made over the course of several years and, recently, instituting certain technological upgrades that would generally improve capacity as well as technological upgrades that have continued to contribute to successful remote working conditions during the COVID-19 pandemic;

●	for certain Bitcoin-linked Funds, the Advisor's familiarity with digital assets and Bitcoin in particular, as well as processes related to assessing risk and liquidity with respect to investments in Bitcoin futures, the Advisor's familiarity with the market for Bitcoin futures and its ability to manage the Funds and obtain appropriate exposure in that market, and the potential benefits of a futures-based approach; and

●	information regarding allocation of Fund brokerage and the selection of counterparties for Fund portfolio transactions, as well as the Advisor's ability to negotiate generally favorable terms with swap counterparties on behalf of various Funds.

The Board considered that the Advisor oversees the operations of the Funds and provides compliance services to the Funds. The Board also reviewed the Advisor's compliance program, including specific activities associated with the Funds. The Board discussed the compliance program with the Funds' Chief Compliance Officer (the "CCO"). The Board and the CCO discussed the CCO's evaluation of the operation of the Advisor's compliance program, and efforts with respect to the Funds, changes made to the Advisor's compliance program since the CCO's last annual report to the Board, and whether the CCO believed additional enhancements to the compliance program were warranted. The Board discussed compliance issues reported to the Board during the prior year and the remediation of such issues. The Board discussed key risk areas identified by the CCO and how such risks are addressed by the compliance program.

Based upon its review, the Board, including all of the Independent Trustees, concluded with respect to each Fund that (i) the investment advisory services provided by the Advisor with respect to the Fund were of high quality, (ii) the Advisor achieved the investment goals of the Fund, (iii) the Advisor's services benefited the Fund's shareholders, particularly in light of the nature of the Fund and the services required to support each such Fund, and (iv) they were generally satisfied with the nature, quality and extent of services provided to the Fund by the Advisor.

Comparison of Services and Fees

The Advisor presented information about the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided, the costs of these services and the comparability to the fees paid by other investment companies, including mutual funds offering strategies similar in nature and extent to the Funds. The Board discussed the methodology used to prepare the comparative fee data for each Fund and the potential limitations of such data. The Board discussed the difficulty in compiling the comparative data and Peer Group information because, by design, many of the Funds are unique and few, if any, funds offering substantially similar investment objectives and strategies exist. The Board considered the Advisor's representation that it found the Peer Group compiled by the independent consultant to be appropriate but acknowledged the existence of certain differences between certain Funds and their peers. The Board noted that the methodology used to compile the Peer Group and comparative data was identical to that used in prior years. Notwithstanding the challenge associated with Peer Group and data compilation, the Board found the comparative information it received to be useful in its evaluation of the reasonableness of the Advisor's fees. The Advisor presented information about the significant drivers of cost and also examined the costs to investors to achieve the objectives of the Funds on their own and noted that it would be more expensive or impractical to do so.

The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fees paid by the Funds after taking waivers and reimbursements into account.

The Board considered and discussed the sub-advisory fees charged and the services provided by the Advisor to the one mutual fund it serves as sub-adviser. The Board recognized that the scope of services provided by the Advisor to the mutual fund is narrower than the services provided to the Funds for several reasons, including that the Advisor performs only services delegated to it by the investment adviser to the mutual fund and does not provide other services like daily cash management, collateral management and counterparty management. The Board noted that for these reasons it is difficult to make comparisons of fees charged to the sub-advised mutual fund and the Funds.

The Board also recognized that it is difficult to make comparisons of fees across fund complexes because there may be variations in services that are included in the fees paid by other mutual funds.

The Board, including all of the Independent Trustees, concluded that, with respect to the Funds, the investment advisory fees and any other compensation payable to the Advisor were reasonable in relation to the nature and quality of the services provided and that the continuation of the Advisory Agreement was in the best interests of the shareholders of the Funds.

Investment Performance of the Funds and the Advisor

The Board considered total return information for each Fund and focused on the correlation of returns to benchmark information for each Geared Fund for the 3-month, 1-year, 5-year, 10-year and since inception periods ended June 30, 2022, as applicable. The Board also considered performance information provided at regular Board meetings throughout the year. The Board noted that correlation of returns for each Geared Fund remained strong during the applicable periods and that Geared Fund performance versus target performance was generally within expected ranges. The Board further noted that Matching Fund performance versus benchmark index performance was also generally within expected ranges during the applicable periods. The Board noted that, given

January 31, 2023 (unaudited) :: Board Approval of Investment Advisory Agreement :: 325

the nature of the Funds that are Matching Funds or Geared Funds, the correlation of such Fund's performance with the performance of its underlying benchmark (or a relevant inverse or multiple thereof) was a more meaningful factor than the Fund's total return.

With regard to the Active Funds, the Board considered that, for the one-year, three-year, five-year and ten-year periods ended June 30, 2022, the Access Flex Bear High Yield ProFund underperformed its Peer Group and benchmark index. In regard to the Access Flex High Yield ProFund, the Board considered that for each of the one-year, three-year and five-year periods ended June 30, 2022, the Fund outperformed its Peer Group and benchmark index, and underperformed its Peer Group and benchmark index for the ten-year period ended June 30, 2022.

With regard to the Access VP High Yield Fund, the Board noted that for each of the one-year-, three-year, five-year and ten-year periods ended June 30, 2022, the Fund outperformed its Peer Group. The Fund outperformed its benchmark index for the one-year period and underperformed its benchmark index for the three-year, five-year and ten-year periods.

With regard to the Bitcoin Strategy ProFund, the Board noted that for the since inception period ended June 30, 2022, the Fund slightly outperformed its benchmark index and Peer Group average and universe average.

After reviewing the performance of the Funds, the Board, including the Independent Trustees, concluded, in light of the foregoing factors, that the performance of the Funds was satisfactory.

Profitability

The Board considered and discussed with representatives of the Advisor the significant drivers of cost incurred by or expected to be incurred by the Advisor in managing the Funds, including, but not limited to, intellectual capital, regulatory compliance, daily portfolio rebalancing of the Geared Funds, and entrepreneurial risk, and considered the costs that investors likely would incur if they independently sought to achieve the objectives of the Funds. The Board considered and discussed with representatives of the Advisor the profitability to the Advisor of its management of each of the Funds. The Board also discussed the Advisor's profit margin, including the expense allocation methodology used in the Advisor's profitability analysis. It was noted that the methodology for determining profitability was conducted in a similar fashion as the prior year.

The Independent Trustees met in executive session to discuss and evaluate the information provided by the Advisor and the independent consultant. Among other things, the Independent Trustees reviewed information regarding the financial condition and profitability of the Advisor, including the methodologies involved in calculating profitability.

Based on its review, the Board, including all of the Independent Trustees, concluded that the profitability to the Advisor of the Advisory Agreement was reasonable in light of the services and benefits provided to each Fund.

Economies of Scale

The Board discussed with representatives of the Advisor potential economies of scale in connection with the management and operation of each Fund as well as the effect of the contractual expense limitations undertaken by the Advisor. The Board considered that each Fund covered by the Advisory Agreement pays the Advisor an annual investment advisory fee of 0.75% of average daily net assets (other than the Ultra Japan ProFund and the UltraShort Japan ProFund, each of which pay 0.90%, the Nasdaq-100 ProFund which pays 0.70%, the ProFund V.P. U.S. Government Plus, which pays 0.50% and the Bitcoin Strategy ProFund which pays 0.45%).

The Board considered that, subject to the condition that the aggregate daily net assets of the Trust be equal to or greater than $10 billion, the Advisor has agreed to reduce each Fund's annual investment advisory fee by 0.025% on assets in excess of $500 million up to $1 billion, 0.05% on assets in excess of $1 billion up to $2 billion and 0.075% on assets in excess of $2 billion. The Board considered that for the periods presented, none of the Funds were subject to advisory fee reductions as a result of breakpoint fee reductions.

The Board indicated to the Advisor that it will continue to consider and evaluate on an ongoing basis potential economies of scale and how Fund shareholders might benefit from those economies of scale.

Other Benefits

The Board also considered the Advisor's non-advisory services, including those performed under a separate Management Services Agreement. The Board considered the fact that the Geared Funds' shareholders, and the shareholders of certain Matching Funds, tend to be active traders, which adds a level of complexity to the management of those Funds as the Advisor needs to account for significant asset flows in and out of the Funds. The Board also considered any indirect, or "fall-out," benefits that the Advisor or its affiliates derived from their relationship to the Funds but concluded that such benefits were relatively insignificant.

The Board considered that ProFund Distributors, Inc., a wholly-owned subsidiary of the Advisor, earns fees from the Funds for providing services under a Distribution and Shareholder Services Plan.

Conclusions

Based on, but not limited to, the above considerations and determinations, the Board, including all of the Independent Trustees, determined that the Agreement for the Funds is fair and reasonable in light of the nature, extent and quality of the services to be performed, the fee rates to be paid, the Advisor's expenses and such other matters as the Board considered relevant in the exercise of its business judgement. Accordingly, the Board concluded that the continuation of the Advisory Agreement was in the best interests of the shareholders of the Funds. On this basis, the Board unanimously voted in favor of the renewal of the Advisory Agreement.

326 :: Liquidity Risk Management Program :: January 31, 2023 (unaudited)

ProFunds (the "Trust") has implemented a liquidity risk management program ("Liquidity Program") to identify illiquid investments pursuant to Rule 22e-4 of the Investment Company Act of 1940, as amended. The Board of Trustees of the Trust ("the Board") has approved the designation of ProFund Advisors LLC (the "Program Administrator") to administer the Trust's Liquidity Program, subject to the oversight of the Board.

On September 12-13, 2022, during a meeting of the Board, the Chief Compliance Officer of the Trust provided to the Board the annual report on the Trust's Liquidity Program (the "Annual Liquidity Report"). The Annual Liquidity Report, which covered the period from July 1, 2021 through June 30, 2022, addressed the operation of the Trust's Liquidity Program and assessed the adequacy and effectiveness of the Liquidity Program's implementation. The Annual Liquidity Report affirmed that the Program Administrator believes that: (1) the Liquidity Program continues to be reasonably designed to effectively assess and manage each Fund's liquidity risk; (2) each Fund's liquidity risk continues to be appropriate in light of the Fund's investment objective and strategies and each Fund's investment strategies continue to be appropriate for an open-end management investment company; and (3) the Liquidity Program has been adequately and effectively implemented with respect to each Fund during the reporting period. The Annual Liquidity Report also affirmed that there have been no material changes to the Liquidity Program since its initial approval and that no material changes were being recommended at that time.

P.O. Box 182800

Columbus, OH 43218-2800

ProFunds®

Post Office Mailing Address for Investments

P.O. Box 182800
Columbus, OH 43218-2800

Phone Numbers

For Individual Investors Only: 888-776-3637 Or: 614-470-8122
Institutions and Financial Professionals Only: 888-776-5717 Or: 240-497-6552
Fax Number: (800) 782-4797
Website Address: ProFunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission's website at sec.gov. Information regarding how the ProFund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds' website at ProFunds.com; and (iii) on the Commission's website at sec.gov.

ProFunds files complete lists of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT (and successor Forms). Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission's website at sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

01/23

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)

Bull ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks (70.9%)

	Shares	Value
3M Co. (Industrial Conglomerates)	411	$47,298
A.O. Smith Corp. (Building Products)	94	6,364
Abbott Laboratories (Health Care Equipment & Supplies)	1,298	143,494
AbbVie, Inc. (Biotechnology)	1,315	194,291
Accenture PLC - Class A (IT Services)	468	130,595
Activision Blizzard, Inc. (Entertainment)	530	40,582
Adobe, Inc.* (Software)	345	127,767
Advance Auto Parts, Inc. (Specialty Retail)	44	6,700
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,200	90,180
Aflac, Inc. (Insurance)	421	30,944
Agilent Technologies, Inc. (Life Sciences Tools & Services)	220	33,458
Air Products & Chemicals, Inc. (Chemicals)	165	52,884
Akamai Technologies, Inc.* (IT Services)	117	10,407
Alaska Air Group, Inc.* (Airlines)	95	4,877
Albemarle Corp. (Chemicals)	87	24,486
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts (REITs))	111	17,842
Align Technology, Inc.* (Health Care Equipment & Supplies)	54	14,565
Allegion PLC (Building Products)	65	7,641
Alliant Energy Corp. (Electric Utilities)	187	10,104
Alphabet, Inc.* - Class A (Interactive Media & Services)	4,443	439,145
Alphabet, Inc.* - Class C (Interactive Media & Services)	3,939	393,388
Altria Group, Inc. (Tobacco)	1,333	60,038
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	6,601	680,762
Amcor PLC (Containers & Packaging)	1,109	13,375
Ameren Corp. (Multi-Utilities)	193	16,766
American Airlines Group, Inc.* (Airlines)	486	7,844
American Electric Power Co., Inc. (Electric Utilities)	382	35,893
American Express Co. (Consumer Finance)	444	77,670
American International Group, Inc. (Insurance)	553	34,961
American Tower Corp. (Equity Real Estate Investment Trusts (REITs))	345	77,070
American Water Works Co., Inc. (Water Utilities)	135	21,126
Ameriprise Financial, Inc. (Capital Markets)	79	27,659
AmerisourceBergen Corp. (Health Care Providers & Services)	121	20,444
AMETEK, Inc. (Electrical Equipment)	171	24,781
Amgen, Inc. (Biotechnology)	397	100,203
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	442	35,259
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	383	65,673
ANSYS, Inc.* (Software)	65	17,313
Aon PLC (Insurance)	155	49,395
APA Corp. (Oil, Gas & Consumable Fuels)	239	10,595
Apple, Inc. (Technology Hardware, Storage & Peripherals)	11,123	1,604,938
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	639	71,242
Aptiv PLC* (Auto Components)	202	22,844
Arch Capital Group, Ltd.* (Insurance)	275	17,696
Archer-Daniels-Midland Co. (Food Products)	409	33,886
Arista Networks, Inc.* (Communications Equipment)	184	23,188
Arthur J. Gallagher & Co. (Insurance)	156	30,532
Assurant, Inc. (Insurance)	39	5,171
AT&T, Inc. (Diversified Telecommunication Services)	5,302	108,002
Atmos Energy Corp. (Gas Utilities)	105	12,342
Autodesk, Inc.* (Software)	161	34,641
Automatic Data Processing, Inc. (IT Services)	308	69,549
AutoZone, Inc.* (Specialty Retail)	13	31,705
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	105	18,631
Avery Dennison Corp. (Containers & Packaging)	60	11,366
Baker Hughes Co. (Energy Equipment & Services)	746	23,678
Ball Corp. (Containers & Packaging)	234	13,628
Bank of America Corp. (Banks)	5,192	184,212
Bath & Body Works, Inc. (Specialty Retail)	170	7,822
Baxter International, Inc. (Health Care Equipment & Supplies)	375	17,134
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	212	53,471
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	1,340	417,437
Best Buy Co., Inc. (Specialty Retail)	149	13,219
Biogen, Inc.* (Biotechnology)	107	31,126
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	16	7,479
Bio-Techne Corp. (Life Sciences Tools & Services)	116	9,241
BlackRock, Inc. - Class A (Capital Markets)	111	84,272
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	29	70,589
BorgWarner, Inc. (Auto Components)	175	8,274
Boston Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	107	7,976
Boston Scientific Corp.* (Health Care Equipment & Supplies)	1,065	49,256
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,582	114,932
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	301	176,088
Broadridge Financial Solutions, Inc. (IT Services)	87	13,081
Brown & Brown, Inc. (Insurance)	175	10,248
Brown-Forman Corp. - Class B (Beverages)	136	9,055
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	87	8,715
Cadence Design Systems, Inc.* (Software)	203	37,114
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	159	8,278
Camden Property Trust (Equity Real Estate Investment Trusts (REITs))	80	9,857

See accompanying notes to schedules of portfolio investments.

Bull ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Campbell Soup Co. (Food Products)	149	$7,738
Capital One Financial Corp. (Consumer Finance)	284	33,796
Cardinal Health, Inc. (Health Care Providers & Services)	195	15,064
CarMax, Inc.* (Specialty Retail)	117	8,243
Carnival Corp.* - Class A (Hotels, Restaurants & Leisure)	747	8,083
Carrier Global Corp. (Building Products)	622	28,320
Catalent, Inc.* (Pharmaceuticals)	134	7,176
Caterpillar, Inc. (Machinery)	387	97,637
Cboe Global Markets, Inc. (Capital Markets)	79	9,708
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	235	20,095
CDW Corp. (Electronic Equipment, Instruments & Components)	101	19,799
Celanese Corp. (Chemicals)	75	9,240
Centene Corp.* (Health Care Providers & Services)	421	32,097
CenterPoint Energy, Inc. (Multi-Utilities)	470	14,156
Ceridian HCM Holding, Inc.* (Software)	114	8,240
CF Industries Holdings, Inc. (Chemicals)	146	12,366
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	37	9,000
Charter Communications, Inc.* - Class A (Media)	80	30,746
Chevron Corp. (Oil, Gas & Consumable Fuels)	1,322	230,054
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	20	32,928
Chubb, Ltd. (Insurance)	309	70,293
Church & Dwight Co., Inc. (Household Products)	181	14,636
Cigna Corp. (Health Care Providers & Services)	227	71,884
Cincinnati Financial Corp. (Insurance)	117	13,239
Cintas Corp. (Commercial Services & Supplies)	64	28,399
Cisco Systems, Inc. (Communications Equipment)	3,055	148,686
Citigroup, Inc. (Banks)	1,442	75,301
Citizens Financial Group, Inc. (Banks)	367	15,898
CME Group, Inc. (Capital Markets)	268	47,345
CMS Energy Corp. (Multi-Utilities)	216	13,649
Cognizant Technology Solutions Corp. - Class A (IT Services)	382	25,499
Colgate-Palmolive Co. (Household Products)	622	46,358
Comcast Corp. - Class A (Media)	3,209	126,275
Comerica, Inc. (Banks)	98	7,184
Conagra Brands, Inc. (Food Products)	357	13,277
ConocoPhillips (Oil, Gas & Consumable Fuels)	926	112,852
Consolidated Edison, Inc. (Multi-Utilities)	264	25,162
Constellation Brands, Inc. - Class A (Beverages)	121	28,014
Constellation Energy Corp. (Electric Utilities)	243	20,742
Copart, Inc.* (Commercial Services & Supplies)	319	21,249
Corning, Inc. (Electronic Equipment, Instruments & Components)	567	19,624
Corteva, Inc. (Chemicals)	532	34,287
CoStar Group, Inc.* (Professional Services)	302	23,525
Costco Wholesale Corp. (Food & Staples Retailing)	329	168,165
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	588	14,718
Crown Castle, Inc. (Equity Real Estate Investment Trusts (REITs))	322	47,691
CSX Corp. (Road & Rail)	1,565	48,390
Cummins, Inc. (Machinery)	106	26,451
CVS Health Corp. (Health Care Providers & Services)	977	86,191
D.R. Horton, Inc. (Household Durables)	233	22,995
Danaher Corp. (Health Care Equipment & Supplies)	488	129,017
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	91	13,465
DaVita, Inc.* (Health Care Providers & Services)	41	3,378
Deere & Co. (Machinery)	204	86,260
Delta Air Lines, Inc.* (Airlines)	478	18,690
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	161	5,930
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	487	30,798
DexCom, Inc.* (Health Care Equipment & Supplies)	288	30,842
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	131	19,142
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	214	24,529
Discover Financial Services (Consumer Finance)	202	23,579
DISH Network Corp.* - Class A (Media)	188	2,705
Dollar General Corp. (Multiline Retail)	168	39,245
Dollar Tree, Inc.* (Multiline Retail)	156	23,428
Dominion Energy, Inc. (Multi-Utilities)	620	39,457
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	27	9,531
Dover Corp. (Machinery)	105	15,942
Dow, Inc. (Chemicals)	523	31,040
DTE Energy Co. (Multi-Utilities)	144	16,757
Duke Energy Corp. (Electric Utilities)	573	58,704
DuPont de Nemours, Inc. (Chemicals)	370	27,362
DXC Technology Co.* (IT Services)	172	4,942
Eastman Chemical Co. (Chemicals)	89	7,847
Eaton Corp. PLC (Electrical Equipment)	296	48,014
eBay, Inc. (Internet & Direct Marketing Retail)	404	19,998
Ecolab, Inc. (Chemicals)	184	28,489
Edison International (Electric Utilities)	284	19,568
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	460	35,282
Electronic Arts, Inc. (Entertainment)	195	25,093
Elevance Health, Inc. (Health Care Providers & Services)	178	88,998

See accompanying notes to schedules of portfolio investments.

Bull ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares		Value
Eli Lilly & Co. (Pharmaceuticals)	586		$201,672
Emerson Electric Co. (Electrical Equipment)	441		39,787
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	101		22,359
Entergy Corp. (Electric Utilities)	152		16,459
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	437		57,793
EPAM Systems, Inc.* (IT Services)	43		14,304
EQT Corp. (Oil, Gas & Consumable Fuels)	274		8,952
Equifax, Inc. (Professional Services)	91		20,220
Equinix, Inc. (Equity Real Estate Investment Trusts (REITs))	68		50,193
Equity Residential (Equity Real Estate Investment Trusts (REITs))	252		16,040
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	48		10,851
Etsy, Inc.* (Internet & Direct Marketing Retail)	93		12,795
Everest Re Group, Ltd. (Insurance)	29		10,141
Evergy, Inc. (Electric Utilities)	171		10,713
Eversource Energy (Electric Utilities)	259		21,323
Exelon Corp. (Electric Utilities)	739		31,178
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	112		12,802
Expeditors International of Washington, Inc. (Air Freight & Logistics)	118		12,762
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts (REITs))	99		15,625
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	3,063		355,338
F5, Inc.* (Communications Equipment)	44		6,497
FactSet Research Systems, Inc. (Capital Markets)	28		11,842
Fastenal Co. (Trading Companies & Distributors)	427		21,585
Federal Realty Investment Trust (Equity Real Estate Investment Trusts (REITs))	54		6,023
FedEx Corp. (Air Freight & Logistics)	179		34,701
Fidelity National Information Services, Inc. (IT Services)	441		33,093
Fifth Third Bancorp (Banks)	512		18,580
First Horizon Corp. (Banks)	–	†	9
First Republic Bank (Banks)	136		19,160
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	74		13,142
FirstEnergy Corp. (Electric Utilities)	405		16,585
Fiserv, Inc.* (IT Services)	472		50,353
FleetCor Technologies, Inc.* (IT Services)	55		11,485
FMC Corp. (Chemicals)	93		12,381
Ford Motor Co. (Automobiles)	2,940		39,719
Fortinet, Inc.* (Software)	483		25,280
Fortive Corp. (Machinery)	263		17,892
Fox Corp. - Class A (Media)	227		7,704
Fox Corp. - Class B (Media)	105		3,329
Franklin Resources, Inc. (Capital Markets)	212		6,614
Freeport-McMoRan, Inc. (Metals & Mining)	1,064		47,475
Garmin, Ltd. (Household Durables)	114		11,272
Gartner, Inc.* (IT Services)	60		20,288
GE HealthCare Technologies, Inc.* (Health Care Equipment & Supplies)	271		18,840
Gen Digital, Inc. (Software)	433		9,963
Generac Holdings, Inc.* (Electrical Equipment)	47		5,668
General Dynamics Corp. (Aerospace & Defense)	168		39,154
General Electric Co. (Industrial Conglomerates)	813		65,430
General Mills, Inc. (Food Products)	441		34,557
General Motors Co. (Automobiles)	1,058		41,601
Genuine Parts Co. (Distributors)	105		17,621
Gilead Sciences, Inc. (Biotechnology)	933		78,316
Global Payments, Inc. (IT Services)	202		22,769
Globe Life, Inc. (Insurance)	67		8,097
Halliburton Co. (Energy Equipment & Services)	677		27,906
Hartford Financial Services Group, Inc. (Insurance)	236		18,316
Hasbro, Inc. (Leisure Products)	97		5,739
HCA Healthcare, Inc. (Health Care Providers & Services)	157		40,046
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	402		11,047
Henry Schein, Inc.* (Health Care Providers & Services)	101		8,701
Hess Corp. (Oil, Gas & Consumable Fuels)	206		30,933
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	959		15,469
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	202		29,308
Hologic, Inc.* (Health Care Equipment & Supplies)	186		15,135
Honeywell International, Inc. (Industrial Conglomerates)	500		104,240
Hormel Foods Corp. (Food Products)	215		9,742
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts (REITs))	534		10,066
Howmet Aerospace, Inc. (Aerospace & Defense)	275		11,190
HP, Inc. (Technology Hardware, Storage & Peripherals)	660		19,232
Humana, Inc. (Health Care Providers & Services)	94		48,100
Huntington Bancshares, Inc. (Banks)	1,075		16,308
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	30		6,616
IDEX Corp. (Machinery)	57		13,662
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	61		29,311
Illinois Tool Works, Inc. (Machinery)	208		49,097
Illumina, Inc.* (Life Sciences Tools & Services)	117		25,061
Incyte Corp.* (Biotechnology)	137		11,664
Ingersoll Rand, Inc. (Machinery)	301		16,856
Intel Corp. (Semiconductors & Semiconductor Equipment)	3,071		86,786
Intercontinental Exchange, Inc. (Capital Markets)	416		44,741

See accompanying notes to schedules of portfolio investments.

Bull ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
International Business Machines Corp. (IT Services)	672	$90,539
International Flavors & Fragrances, Inc. (Chemicals)	189	21,255
International Paper Co. (Containers & Packaging)	265	11,082
Intuit, Inc. (Software)	210	88,761
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	263	64,616
Invesco, Ltd. (Capital Markets)	340	6,293
Invitation Homes, Inc. (Equity Real Estate Investment Trusts (REITs))	434	14,105
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	138	31,659
Iron Mountain, Inc. (Equity Real Estate Investment Trusts (REITs))	217	11,844
J.B. Hunt Transport Services, Inc. (Road & Rail)	61	11,532
Jack Henry & Associates, Inc. (IT Services)	54	9,725
Jacobs Solutions, Inc. (Professional Services)	95	11,737
Johnson & Johnson (Pharmaceuticals)	1,944	317,688
Johnson Controls International PLC (Building Products)	512	35,619
JPMorgan Chase & Co. (Banks)	2,181	305,253
Juniper Networks, Inc. (Communications Equipment)	242	7,817
Kellogg Co. (Food Products)	190	13,030
Keurig Dr Pepper, Inc. (Beverages)	633	22,332
KeyCorp (Banks)	696	13,356
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	132	23,674
Kimberly-Clark Corp. (Household Products)	250	32,503
Kimco Realty Corp. (Equity Real Estate Investment Trusts (REITs))	461	10,354
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	1,473	26,956
KLA Corp. (Semiconductors & Semiconductor Equipment)	106	41,603
L3Harris Technologies, Inc. (Aerospace & Defense)	141	30,290
Laboratory Corp. of America Holdings (Health Care Providers & Services)	66	16,640
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	101	50,510
Lamb Weston Holding, Inc. (Food Products)	107	10,688
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	245	14,455
Leidos Holdings, Inc. (Professional Services)	102	10,082
Lennar Corp. - Class A (Household Durables)	189	19,354
Lincoln National Corp. (Insurance)	115	4,074
Linde PLC (Chemicals)	368	121,786
Live Nation Entertainment, Inc.* (Entertainment)	107	8,612
LKQ Corp. (Distributors)	189	11,143
Lockheed Martin Corp. (Aerospace & Defense)	174	80,607
Loews Corp. (Insurance)	147	9,038
Lowe's Cos., Inc. (Specialty Retail)	462	96,212
Lumen Technologies, Inc. (Diversified Telecommunication Services)	710	3,728
LyondellBasell Industries N.V. - Class A (Chemicals)	189	18,274
M&T Bank Corp. (Banks)	129	20,124
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	473	12,993
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	348	44,725
MarketAxess Holdings, Inc. (Capital Markets)	28	10,188
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	202	35,116
Marsh & McLennan Cos., Inc. (Insurance)	369	64,542
Martin Marietta Materials, Inc. (Construction Materials)	46	16,543
Masco Corp. (Building Products)	168	8,938
Mastercard, Inc. - Class A (IT Services)	631	233,849
Match Group, Inc.* (Interactive Media & Services)	208	11,257
McCormick & Co., Inc. (Food Products)	187	14,047
McDonald's Corp. (Hotels, Restaurants & Leisure)	544	145,465
McKesson Corp. (Health Care Providers & Services)	106	40,140
Medtronic PLC (Health Care Equipment & Supplies)	989	82,769
Merck & Co., Inc. (Pharmaceuticals)	1,886	202,575
Meta Platforms, Inc.* - Class A (Interactive Media & Services)	1,673	249,227
MetLife, Inc. (Insurance)	490	35,780
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	16	24,527
MGM Resorts International (Hotels, Restaurants & Leisure)	238	9,856
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	410	31,824
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	809	48,783
Microsoft Corp. (Software)	5,544	1,373,858
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	85	14,171
Moderna, Inc.* (Biotechnology)	246	43,311
Mohawk Industries, Inc.* (Household Durables)	39	4,682
Molina Healthcare, Inc.* (Health Care Providers & Services)	43	13,409
Molson Coors Beverage Co. - Class B (Beverages)	140	7,361
Mondelez International, Inc. - Class A (Food Products)	1,015	66,422
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	34	14,503
Monster Beverage Corp.* (Beverages)	283	29,455
Moody's Corp. (Capital Markets)	117	37,762
Morgan Stanley (Capital Markets)	982	95,579

See accompanying notes to schedules of portfolio investments.

Bull ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Motorola Solutions, Inc. (Communications Equipment)	124	$31,869
MSCI, Inc. (Capital Markets)	60	31,894
Nasdaq, Inc. (Capital Markets)	251	15,108
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	162	10,729
Netflix, Inc.* (Entertainment)	331	117,128
Newell Brands, Inc. (Household Durables)	282	4,501
Newmont Corp. (Metals & Mining)	591	31,282
News Corp. - Class A (Media)	286	5,794
News Corp. - Class B (Media)	88	1,799
NextEra Energy, Inc. (Electric Utilities)	1,478	110,303
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	937	119,308
NiSource, Inc. (Multi-Utilities)	304	8,436
Nordson Corp. (Machinery)	40	9,732
Norfolk Southern Corp. (Road & Rail)	172	42,279
Northern Trust Corp. (Capital Markets)	155	15,030
Northrop Grumman Corp. (Aerospace & Defense)	107	47,940
Norwegian Cruise Line Holdings, Ltd.*(a) (Hotels, Restaurants & Leisure)	316	4,806
NRG Energy, Inc. (Electric Utilities)	172	5,886
Nucor Corp. (Metals & Mining)	191	32,283
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,852	361,826
NVR, Inc.* (Household Durables)	3	15,810
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	193	35,572
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	541	35,051
Old Dominion Freight Line, Inc. (Road & Rail)	67	22,327
Omnicom Group, Inc. (Media)	152	13,070
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	322	23,651
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	332	22,735
Oracle Corp. (Software)	1,143	101,110
O'Reilly Automotive, Inc.* (Specialty Retail)	46	36,448
Organon & Co. (Pharmaceuticals)	190	5,725
Otis Worldwide Corp. (Machinery)	310	25,491
PACCAR, Inc. (Machinery)	258	28,202
Packaging Corp. of America (Containers & Packaging)	68	9,704
Paramount Global - Class B (Media)	378	8,754
Parker-Hannifin Corp. (Machinery)	96	31,296
Paychex, Inc. (IT Services)	239	27,691
Paycom Software, Inc.* (Software)	36	11,662
PayPal Holdings, Inc.* (IT Services)	847	69,022
Pentair PLC (Machinery)	123	6,812
PepsiCo, Inc. (Beverages)	1,025	175,295
PerkinElmer, Inc. (Life Sciences Tools & Services)	94	12,928
Pfizer, Inc. (Pharmaceuticals)	4,175	184,368
PG&E Corp.* (Electric Utilities)	1,200	19,080
Philip Morris International, Inc. (Tobacco)	1,154	120,293
Phillips 66 (Oil, Gas & Consumable Fuels)	352	35,295
Pinnacle West Capital Corp. (Electric Utilities)	83	6,188
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	177	40,772
Pool Corp. (Distributors)	29	11,183
PPG Industries, Inc. (Chemicals)	175	22,810
PPL Corp. (Electric Utilities)	549	16,250
Principal Financial Group, Inc. (Insurance)	170	15,734
Prologis, Inc. (Equity Real Estate Investment Trusts (REITs))	686	88,685
Prudential Financial, Inc. (Insurance)	274	28,754
PTC, Inc.* (Software)	79	10,656
Public Service Enterprise Group, Inc. (Multi-Utilities)	371	22,976
Public Storage (Equity Real Estate Investment Trusts (REITs))	117	35,608
PulteGroup, Inc. (Household Durables)	170	9,671
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	76	8,258
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	834	111,097
Quanta Services, Inc. (Construction & Engineering)	107	16,284
Quest Diagnostics, Inc. (Health Care Providers & Services)	84	12,472
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	31	3,839
Raymond James Financial, Inc. (Capital Markets)	144	16,239
Raytheon Technologies Corp. (Aerospace & Defense)	1,093	109,136
Realty Income Corp. (Equity Real Estate Investment Trusts (REITs))	466	31,609
Regency Centers Corp. (Equity Real Estate Investment Trusts (REITs))	115	7,662
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	80	60,678
Regions Financial Corp. (Banks)	696	16,384
Republic Services, Inc. (Commercial Services & Supplies)	153	19,097
ResMed, Inc. (Health Care Equipment & Supplies)	108	24,664
Robert Half International, Inc. (Professional Services)	81	6,801
Rockwell Automation, Inc. (Electrical Equipment)	85	23,973
Rollins, Inc. (Commercial Services & Supplies)	173	6,297
Roper Technologies, Inc. (Software)	79	33,713
Ross Stores, Inc. (Specialty Retail)	258	30,493
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	164	10,650
S&P Global, Inc. (Capital Markets)	248	92,986
Salesforce, Inc.* (Software)	744	124,970
SBA Communications Corp. (Equity Real Estate Investment Trusts (REITs))	81	24,100
Schlumberger, Ltd. (Energy Equipment & Services)	1,055	60,114

See accompanying notes to schedules of portfolio investments.

Bull ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	143	$9,693
Sealed Air Corp. (Containers & Packaging)	108	5,914
Sempra Energy (Multi-Utilities)	234	37,517
ServiceNow, Inc.* (Software)	150	68,270
Signature Bank (Banks)	47	6,061
Simon Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	243	31,216
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	119	13,051
Snap-on, Inc. (Machinery)	39	9,700
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	42	13,403
Southwest Airlines Co. (Airlines)	443	15,846
Stanley Black & Decker, Inc. (Machinery)	110	9,824
Starbucks Corp. (Hotels, Restaurants & Leisure)	853	93,096
State Street Corp. (Capital Markets)	274	25,024
Steel Dynamics, Inc. (Metals & Mining)	123	14,839
STERIS PLC (Health Care Equipment & Supplies)	75	15,488
Stryker Corp. (Health Care Equipment & Supplies)	250	63,453
SVB Financial Group* (Banks)	43	13,005
Synchrony Financial (Consumer Finance)	336	12,341
Synopsys, Inc.* (Software)	114	40,328
Sysco Corp. (Food & Staples Retailing)	377	29,202
T. Rowe Price Group, Inc. (Capital Markets)	166	19,334
Take-Two Interactive Software, Inc.* (Entertainment)	117	13,248
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	180	8,203
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	169	12,678
Target Corp. (Multiline Retail)	343	59,044
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	236	30,007
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	36	15,273
Teleflex, Inc. (Health Care Equipment & Supplies)	36	8,763
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	115	11,696
Tesla, Inc.* (Automobiles)	1,996	345,747
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	675	119,617
Textron, Inc. (Aerospace & Defense)	155	11,292
The AES Corp. (Independent Power and Renewable Electricity Producers)	497	13,623
The Allstate Corp. (Insurance)	197	25,309
The Bank of New York Mellon Corp. (Capital Markets)	548	27,712
The Boeing Co.* (Aerospace & Defense)	417	88,821
The Charles Schwab Corp. (Capital Markets)	1,134	87,794
The Clorox Co. (Household Products)	91	13,167
The Coca-Cola Co. (Beverages)	2,894	177,459
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	36	12,561
The Estee Lauder Cos., Inc. (Personal Products)	172	47,658
The Goldman Sachs Group, Inc. (Capital Markets)	251	91,818
The Hershey Co. (Food Products)	109	24,481
The Home Depot, Inc. (Specialty Retail)	761	246,693
The Interpublic Group of Cos., Inc. (Media)	290	10,573
The JM Smucker Co. - Class A (Food Products)	80	12,224
The Kraft Heinz Co. (Food Products)	593	24,034
The Kroger Co. (Food & Staples Retailing)	485	21,646
The Mosaic Co. (Chemicals)	254	12,583
The PNC Financial Services Group, Inc. (Banks)	299	49,464
The Procter & Gamble Co. (Household Products)	1,763	251,015
The Progressive Corp. (Insurance)	435	59,312
The Sherwin-Williams Co. (Chemicals)	176	41,640
The Southern Co. (Electric Utilities)	810	54,821
The TJX Cos., Inc. (Specialty Retail)	864	70,727
The Travelers Cos., Inc. (Insurance)	175	33,446
The Walt Disney Co.* (Entertainment)	1,356	147,112
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	907	29,242
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	292	166,535
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	444	66,294
Tractor Supply Co. (Specialty Retail)	83	18,923
Trane Technologies PLC (Building Products)	171	30,629
TransDigm Group, Inc. (Aerospace & Defense)	38	27,275
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	183	10,625
Truist Financial Corp. (Banks)	988	48,797
Tyler Technologies, Inc.* (Software)	31	10,006
Tyson Foods, Inc. - Class A (Food Products)	216	14,202
U.S. Bancorp (Banks)	1,006	50,099
UDR, Inc. (Equity Real Estate Investment Trusts (REITs))	229	9,753
Ulta Beauty, Inc.* (Specialty Retail)	37	19,017
Union Pacific Corp. (Road & Rail)	457	93,315
United Airlines Holdings, Inc.* (Airlines)	244	11,946
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	543	100,579
United Rentals, Inc.* (Trading Companies & Distributors)	52	22,930
UnitedHealth Group, Inc. (Health Care Providers & Services)	695	346,937
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	48	7,114
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	287	40,189
Ventas, Inc. (Equity Real Estate Investment Trusts (REITs))	298	15,439
VeriSign, Inc.* (IT Services)	68	14,827

See accompanying notes to schedules of portfolio investments.

Bull ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Verisk Analytics, Inc. (Professional Services)	116	$21,088
Verizon Communications, Inc. (Diversified Telecommunication Services)	3,125	129,905
Vertex Pharmaceuticals, Inc.* (Biotechnology)	191	61,712
VF Corp. (Textiles, Apparel & Luxury Goods)	247	7,642
Viatris, Inc. (Pharmaceuticals)	904	10,993
VICI Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	718	24,541
Visa, Inc. - Class A (IT Services)	1,216	279,935
Vulcan Materials Co. (Construction Materials)	99	18,150
W.R. Berkley Corp. (Insurance)	153	10,731
W.W. Grainger, Inc. (Trading Companies & Distributors)	34	20,042
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	535	19,720
Walmart, Inc. (Food & Staples Retailing)	1,050	151,064
Warner Bros Discovery, Inc.* (Entertainment)	1,646	24,394
Waste Management, Inc. (Commercial Services & Supplies)	278	43,016
Waters Corp.* (Life Sciences Tools & Services)	44	14,458
WEC Energy Group, Inc. (Multi-Utilities)	234	21,994
Wells Fargo & Co. (Banks)	2,835	132,876
Welltower, Inc. (Equity Real Estate Investment Trusts (REITs))	351	26,339
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	55	14,608
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	237	10,416
Westinghouse Air Brake Technologies Corp. (Machinery)	135	14,014
WestRock Co. (Containers & Packaging)	190	7,456
Weyerhaeuser Co. (Equity Real Estate Investment Trusts (REITs))	548	18,868
Whirlpool Corp. (Household Durables)	40	6,224
Willis Towers Watson PLC (Insurance)	81	20,589
Wynn Resorts, Ltd.* (Hotels, Restaurants & Leisure)	77	7,980
Xcel Energy, Inc. (Electric Utilities)	407	27,989
Xylem, Inc. (Machinery)	134	13,937
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	210	27,407
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	38	12,015
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	155	19,738
Zions Bancorp (Banks)	111	5,901
Zoetis, Inc. (Pharmaceuticals)	346	57,260
TOTAL COMMON STOCKS
(Cost $7,460,452)		25,374,131

Repurchase Agreements(b)(c) (28.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%-4.22%, dated 1/31/23, due 2/1/23, total to be received $10,317,206	$10,316,000	$10,316,000
TOTAL REPURCHASE AGREEMENTS
(Cost $10,316,000)		10,316,000

Collateral for Securities Loaned(d)(NM)

	Shares	Value
Invesco Government & Agency Portfolio-Institutional Shares, 4.32%(e)	4,804	$4,804
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $4,804)		4,804
TOTAL INVESTMENT SECURITIES
(Cost $17,781,256) - 99.7%		35,694,935
Net other assets (liabilities) - 0.3%		106,614
NET ASSETS - 100.0%		$35,801,549

†	Number of shares is less than 0.50.
*	Non-income producing security.
(a)	All or part of this security was on loan as of January 31, 2023. The total value of securities on loan as of January 31, 2023 was $4,791.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2023, the aggregate amount held in a segregated account was $983,000.
(d)	Securities were purchased with cash collateral held from securities on loan at January 31, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2023.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Bull ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	15	3/20/23	$3,067,500	$91,434

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	2/27/23	4.93%	$2,083,142	$2,313
S&P 500	UBS AG	2/27/23	4.83%	5,279,197	10,627
				$7,362,339	$12,940

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

Bull ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Bull ProFund invested in the following industries as of January 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$452,320	1.3%
Air Freight & Logistics	156,757	0.4%
Airlines	59,203	0.2%
Auto Components	31,118	0.1%
Automobiles	427,067	1.2%
Banks	997,973	2.8%
Beverages	448,972	1.3%
Biotechnology	581,301	1.6%
Building Products	117,511	0.3%
Capital Markets	804,942	2.2%
Chemicals	478,730	1.3%
Commercial Services & Supplies	118,058	0.3%
Communications Equipment	218,057	0.6%
Construction & Engineering	16,284	NM
Construction Materials	34,693	0.1%
Consumer Finance	147,386	0.4%
Containers & Packaging	72,525	0.2%
Distributors	39,947	0.1%
Diversified Financial Services	417,437	1.2%
Diversified Telecommunication Services	241,635	0.7%
Electric Utilities	481,786	1.3%
Electrical Equipment	142,223	0.4%
Electronic Equipment, Instruments & Components	166,276	0.5%
Energy Equipment & Services	111,698	0.3%
Entertainment	376,169	1.0%
Equity Real Estate Investment Trusts (REITs)	687,736	1.9%
Food & Staples Retailing	389,797	1.1%
Food Products	278,328	0.8%
Gas Utilities	12,342	NM
Health Care Equipment & Supplies	834,329	2.3%
Health Care Providers & Services	851,615	2.4%
Hotels, Restaurants & Leisure	533,815	1.5%
Household Durables	94,509	0.3%
Household Products	357,679	1.0%
Independent Power and Renewable Electricity Producers	13,623	NM
Industrial Conglomerates	216,968	0.6%
Insurance	606,342	1.7%
Interactive Media & Services	1,093,018	3.1%
Internet & Direct Marketing Retail	713,554	2.0%
IT Services	1,131,953	3.2%
Leisure Products	5,739	NM
Life Sciences Tools & Services	348,954	1.0%
Machinery	472,804	1.3%
Media	210,749	0.6%
Metals & Mining	125,879	0.4%
Multiline Retail	121,717	0.3%
Multi-Utilities	216,870	0.6%
Oil, Gas & Consumable Fuels	1,171,811	3.3%
Personal Products	47,658	0.1%
Pharmaceuticals	1,102,388	3.1%
Professional Services	93,453	0.3%
Real Estate Management & Development	20,095	0.1%
Road & Rail	217,843	0.6%
Semiconductors & Semiconductor Equipment	1,410,864	3.9%
Software	2,123,652	5.9%
Specialty Retail	586,202	1.6%
Technology Hardware, Storage & Peripherals	1,670,477	4.7%
Textiles, Apparel & Luxury Goods	138,992	0.4%
Tobacco	180,331	0.5%
Trading Companies & Distributors	64,557	0.2%
Water Utilities	21,126	0.1%
Wireless Telecommunication Services	66,294	0.2%
Other **	10,427,418	29.1%
Total	$35,801,549	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks (61.2%)

	Shares	Value
1-800-Flowers.com, Inc.* - Class A (Internet & Direct Marketing Retail)	20	$199
1Life Healthcare, Inc.* (Health Care Providers & Services)	136	2,175
1st Source Corp. (Banks)	12	590
1stdibs.com, Inc.* (Internet & Direct Marketing Retail)	18	109
22nd Century Group, Inc.* (Tobacco)	122	134
23andMe Holding Co.* - Class A (Life Sciences Tools & Services)	194	485
2seventy bio, Inc.* (Biotechnology)	28	381
2U, Inc.* (Diversified Consumer Services)	57	492
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	95	1,032
4D Molecular Therapeutics, Inc.* (Biotechnology)	23	484
5E Advanced Materials, Inc.* (Metals & Mining)	29	286
8x8, Inc.* (Software)	84	396
908 Devices, Inc.* (Electronic Equipment, Instruments & Components)	16	149
A10 Networks, Inc. (Software)	48	743
Aadi Bioscience, Inc.* (Pharmaceuticals)	11	139
AAON, Inc. (Building Products)	33	2,519
AAR Corp.* (Aerospace & Defense)	25	1,286
Aaron's Co., Inc. (The) (Specialty Retail)	23	337
AbCellera Biologics, Inc.* (Life Sciences Tools & Services)	156	1,643
Abercrombie & Fitch Co.* (Specialty Retail)	37	1,072
ABM Industries, Inc. (Commercial Services & Supplies)	50	2,346
Absci Corp.* (Life Sciences Tools & Services)	40	126
Academy Sports & Outdoors, Inc. (Leisure Products)	58	3,387
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	90	1,713
Acadia Realty Trust (Equity Real Estate Investment Trusts (REITs))	70	1,087
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	42	387
ACCO Brands Corp. (Commercial Services & Supplies)	69	438
Accolade, Inc.* (Health Care Technology)	49	572
ACI Worldwide, Inc.* (Software)	84	2,346
Aclaris Therapeutics, Inc.* (Pharmaceuticals)	49	828
ACM Research, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	36	450
ACNB Corp. (Banks)	6	236
Acushnet Holdings Corp. (Leisure Products)	25	1,174
ACV Auctions, Inc.* - Class A (Commercial Services & Supplies)	89	872
AdaptHealth Corp.* (Health Care Providers & Services)	54	1,157
Adaptive Biotechnologies Corp.* (Life Sciences Tools & Services)	84	779
Addus HomeCare Corp.* (Health Care Providers & Services)	12	1,290
Adeia, Inc. (Software)	78	854
Adicet Bio, Inc.* (Pharmaceuticals)	23	210
Adient PLC* (Auto Components)	71	3,196
ADMA Biologics, Inc.* (Biotechnology)	140	517
Adtalem Global Education, Inc.* (Diversified Consumer Services)	34	1,298
AdTheorent Holding Co., Inc.* (Media)	28	49
ADTRAN Holdings, Inc. (Communications Equipment)	58	1,094
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	28	2,597
AdvanSix, Inc. (Chemicals)	20	865
Advantage Solutions, Inc.* (Media)	62	161
Aemetis, Inc.* (Oil, Gas & Consumable Fuels)	23	107
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	60	3,356
Aerovate Therapeutics, Inc.* (Biotechnology)	7	160
AeroVironment, Inc.* (Aerospace & Defense)	19	1,690
AerSale Corp.* (Aerospace & Defense)	16	298
Aeva Technologies, Inc.* (Electronic Equipment, Instruments & Components)	73	123
AEye, Inc.* (Electronic Equipment, Instruments & Components)	77	48
AFC Gamma, Inc. (Mortgage Real Estate Investment Trusts (REITs))	12	188
Affimed N.V.* (Biotechnology)	110	142
Agenus, Inc.* (Biotechnology)	229	598
Agiliti, Inc.* (Health Care Providers & Services)	21	387
Agilysys, Inc.* (Software)	15	1,253
Agios Pharmaceuticals, Inc.* (Biotechnology)	41	1,209
Agree Realty Corp. (Equity Real Estate Investment Trusts (REITs))	66	4,925
Air Transport Services Group, Inc.* (Air Freight & Logistics)	43	1,217
AirSculpt Technologies, Inc. (Health Care Providers & Services)	9	52
aka Brands Holding Corp.* (Internet & Direct Marketing Retail)	8	12
Akero Therapeutics, Inc.* (Biotechnology)	26	1,287
Akoustis Technologies, Inc.* (Electronic Equipment, Instruments & Components)	40	148
Akoya Biosciences, Inc.* (Life Sciences Tools & Services)	12	135
Alamo Group, Inc. (Machinery)	8	1,252
Alarm.com Holdings, Inc.* (Software)	36	1,930
Albany International Corp. - Class A (Machinery)	23	2,579
Albireo Pharma, Inc.* (Biotechnology)	14	625
Alector, Inc.* (Biotechnology)	47	415
Alerus Financial Corp. (Diversified Financial Services)	11	226
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts (REITs))	56	1,121
Alexander's, Inc. (Equity Real Estate Investment Trusts (REITs))	2	475
Alico, Inc. (Food Products)	5	133

See accompanying notes to schedules of portfolio investments.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Alight, Inc.* - Class A (Professional Services)	256	$2,404
Alignment Healthcare, Inc.* (Health Care Providers & Services)	74	914
Alkami Technology, Inc.* (Software)	27	442
Alkermes PLC* (Biotechnology)	123	3,523
Allbirds, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	73	201
Allegiant Travel Co.* (Airlines)	12	1,032
ALLETE, Inc. (Electric Utilities)	43	2,660
Allied Motion Technologies, Inc. (Electrical Equipment)	10	406
Allogene Therapeutics, Inc.*(a) (Biotechnology)	60	463
Allovir, Inc.* (Biotechnology)	23	133
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	17	560
Alpha Metallurgical Resources, Inc. (Metals & Mining)	11	1,770
Alpha Teknova, Inc.* (Biotechnology)	5	30
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	55	716
Alpine Immune Sciences, Inc.* (Biotechnology)	17	143
Alta Equipment Group, Inc. (Trading Companies & Distributors)	16	271
Altair Engineering, Inc.* - Class A (Software)	39	2,071
Alto Ingredients, Inc.* (Oil, Gas & Consumable Fuels)	54	183
Altra Industrial Motion Corp. (Machinery)	49	2,992
Altus Power, Inc.* (Independent Power and Renewable Electricity Producers)	33	265
ALX Oncology Holdings, Inc.* (Biotechnology)	16	149
Amalgamated Financial Corp. (Banks)	13	298
A-Mark Precious Metals, Inc. (Diversified Financial Services)	14	539
Ambac Financial Group, Inc.* (Insurance)	33	550
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	27	2,426
AMC Networks, Inc.* - Class A (Media)	23	426
Amerant Bancorp, Inc. (Banks)	21	585
Ameresco, Inc.* - Class A (Construction & Engineering)	24	1,547
American Assets Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	37	1,053
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	85	754
American Eagle Outfitters, Inc. (Specialty Retail)	116	1,872
American Equity Investment Life Holding Co. (Insurance)	53	2,525
American National Bankshares, Inc. (Banks)	8	277
American Public Education, Inc.* (Diversified Consumer Services)	14	170
American Realty Investors, Inc.* (Real Estate Management & Development)	1	27
American Software, Inc. - Class A (Software)	24	365
American States Water Co. (Water Utilities)	28	2,637
American Vanguard Corp. (Chemicals)	21	474
American Well Corp.* - Class A (Health Care Technology)	173	687
American Woodmark Corp.* (Building Products)	12	687
America's Car-Mart, Inc.* (Specialty Retail)	4	345
Ameris Bancorp (Banks)	50	2,358
AMERISAFE, Inc. (Insurance)	14	771
Amicus Therapeutics, Inc.* (Biotechnology)	208	2,712
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	76	2,224
AMMO, Inc.* (Leisure Products)	67	166
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	33	3,163
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	78	172
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	29	878
Amplify Energy Corp.* (Oil, Gas & Consumable Fuels)	27	234
Amplitude, Inc.* - Class A (Software)	42	604
Amylyx Pharmaceuticals, Inc.* (Pharmaceuticals)	38	1,489
Amyris, Inc.*(a) (Oil, Gas & Consumable Fuels)	151	240
AN2 Therapeutics, Inc.* (Pharmaceuticals)	8	97
AnaptysBio, Inc.* (Biotechnology)	15	373
Anavex Life Sciences Corp.* (Biotechnology)	52	565
Angel Oak Mortgage, Inc. (Mortgage Real Estate Investment Trusts (REITs))	9	71
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	28	365
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	10	447
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	11	341
Anterix, Inc.* (Diversified Telecommunication Services)	14	505
Apartment Investment and Management Co. (Equity Real Estate Investment Trusts (REITs))	113	849
Apellis Pharmaceuticals, Inc.* (Biotechnology)	71	3,744
API Group Corp.* (Construction & Engineering)	156	3,469
Apogee Enterprises, Inc. (Building Products)	17	796
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts (REITs))	106	1,290
Apollo Medical Holdings, Inc.*(a) (Health Care Providers & Services)	29	1,034
Appfolio, Inc.* (Software)	15	1,685
AppHarvest, Inc.*(a) (Food Products)	57	139
Appian Corp.* (Software)	30	1,241
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	162	2,872
Applied Digital Corp.* (Software)	51	158
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	29	4,154

See accompanying notes to schedules of portfolio investments.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Arbor Realty Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	124	$1,851
Arbutus Biopharma Corp.* (Biotechnology)	86	259
ArcBest Corp. (Road & Rail)	18	1,502
Arcellx, Inc.* (Biotechnology)	22	735
Arch Resources, Inc. (Oil, Gas & Consumable Fuels)	11	1,628
Archer Aviation, Inc.* - Class A (Aerospace & Defense)	109	316
Archrock, Inc. (Energy Equipment & Services)	102	1,011
Arconic Corp.* (Metals & Mining)	76	1,787
Arcosa, Inc. (Construction & Engineering)	36	2,134
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	17	359
Arcus Biosciences, Inc.* (Biotechnology)	39	844
Arcutis Biotherapeutics, Inc.* (Biotechnology)	31	514
Ardmore Shipping Corp.* (Oil, Gas & Consumable Fuels)	31	454
Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts (REITs))	39	479
Argan, Inc. (Construction & Engineering)	10	390
Argo Group International Holdings, Ltd. (Insurance)	24	666
Aris Water Solution, Inc. - Class A (Commercial Services & Supplies)	17	263
Arko Corp. (Specialty Retail)	63	529
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	65	244
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	51	647
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts (REITs))	99	622
Array Technologies, Inc.* (Electrical Equipment)	113	2,512
Arrow Financial Corp. (Banks)	11	362
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	77	2,694
Arteris, Inc.* (Software)	13	82
Artesian Resources Corp. - Class A (Water Utilities)	6	353
Artisan Partners Asset Management, Inc. (Capital Markets)	45	1,657
Artivion, Inc.* (Health Care Equipment & Supplies)	29	378
Arvinas, Inc.* (Pharmaceuticals)	37	1,212
Asana, Inc.* - Class A (Software)	55	853
Asbury Automotive Group, Inc.* (Specialty Retail)	17	3,739
ASGN, Inc.* (Professional Services)	37	3,364
Ashford Hospitality Trust, Inc.* (Equity Real Estate Investment Trusts (REITs))	26	179
Aspen Aerogels, Inc.* (Chemicals)	23	242
Assetmark Financial Holdings, Inc.* (Capital Markets)	16	425
Associated Banc-Corp. (Banks)	112	2,510
Associated Capital Group, Inc. - Class A (Capital Markets)	1	38
Astec Industries, Inc. (Machinery)	17	750
Astra Space, Inc.* (Aerospace & Defense)	116	74
Astronics Corp.* (Aerospace & Defense)	19	282
Atara Biotherapeutics, Inc.* (Biotechnology)	70	355
Atea Pharmaceuticals, Inc.* (Biotechnology)	57	264
Aterian, Inc.* (Household Durables)	50	77
Athira Pharma, Inc.* (Pharmaceuticals)	26	105
ATI Physical Therapy, Inc.* (Health Care Providers & Services)	56	25
ATI, Inc.* (Metals & Mining)	93	3,384
Atkore, Inc.* (Electrical Equipment)	31	4,037
Atlantic Union Bankshares (Banks)	56	2,167
Atlanticus Holdings Corp.* (Consumer Finance)	3	98
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	21	2,146
Atlas Technical Consultants, Inc.* (Professional Services)	14	170
ATN International, Inc. (Diversified Telecommunication Services)	8	391
Atomera, Inc.* (Semiconductors & Semiconductor Equipment)	16	117
AtriCure, Inc.* (Health Care Equipment & Supplies)	34	1,472
Atrion Corp. (Health Care Equipment & Supplies)	1	687
Aura Biosciences, Inc.* (Biotechnology)	14	146
Aurinia Pharmaceuticals, Inc.* (Biotechnology)	101	914
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	35	1,072
Avantax, Inc.* (Capital Markets)	36	1,049
Avaya Holdings Corp.* - Class C (Software)	64	23
Aveanna Healthcare Holdings, Inc.* (Health Care Providers & Services)	34	41
AvePoint, Inc.* (Software)	98	438
Aviat Networks, Inc.* (Communications Equipment)	8	259
Avid Bioservices, Inc.* (Biotechnology)	46	728
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	26	788
Avidity Biosciences, Inc.* (Biotechnology)	40	948
AvidXchange Holdings, Inc.* (Software)	110	1,223
Avient Corp. (Chemicals)	69	2,796
Avista Corp. (Multi-Utilities)	56	2,234
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	25	2,749
AxoGen, Inc.* (Health Care Equipment & Supplies)	31	294
Axonics, Inc.* (Health Care Equipment & Supplies)	37	2,272
Axos Financial, Inc.* (Thrifts & Mortgage Finance)	43	2,069
Axsome Therapeutics, Inc.* (Pharmaceuticals)	24	1,800
AXT, Inc.* (Semiconductors & Semiconductor Equipment)	31	183
AZZ, Inc. (Electrical Equipment)	18	765
B Riley Financial, Inc. (Capital Markets)	16	684
B&G Foods, Inc. (Food Products)	53	743

See accompanying notes to schedules of portfolio investments.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	46	$305
Babylon Holdings, Ltd.* - Class A (Health Care Technology)	3	35
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	22	2,550
Bakkt Holdings, Inc.* (Capital Markets)	44	69
Balchem Corp. (Chemicals)	24	3,135
Bally's Corp.* (Hotels, Restaurants & Leisure)	27	536
Banc of California, Inc. (Banks)	40	697
BancFirst Corp. (Banks)	15	1,292
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Diversified Financial Services)	21	362
Bandwidth, Inc.* (Diversified Telecommunication Services)	17	423
Bank First Corp. (Banks)	6	479
Bank of Marin Bancorp (Banks)	12	366
BankUnited, Inc. (Banks)	59	2,221
Bankwell Financial Group, Inc. (Banks)	4	118
Banner Corp. (Banks)	26	1,686
Bar Harbor Bankshares (Banks)	11	342
BARK, Inc.* (Internet & Direct Marketing Retail)	90	181
Barnes Group, Inc. (Machinery)	37	1,638
Barrett Business Services, Inc. (Professional Services)	5	497
Battalion Oil Corp.* (Oil, Gas & Consumable Fuels)	2	21
BayCom Corp. (Banks)	9	181
BCB Bancorp, Inc. (Banks)	11	198
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	39	2,218
Beam Therapeutics, Inc.* (Biotechnology)	48	2,086
Beazer Homes USA, Inc.* (Household Durables)	22	360
Bed Bath & Beyond, Inc.*(a) (Specialty Retail)	58	164
Belden, Inc. (Electronic Equipment, Instruments & Components)	32	2,595
BellRing Brands, Inc.* (Personal Products)	99	2,807
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	26	728
Benson Hill, Inc.* (Software)	129	346
Berkeley Lights, Inc.* (Life Sciences Tools & Services)	43	92
Berkshire Grey, Inc.* (Machinery)	37	42
Berkshire Hills Bancorp, Inc. (Banks)	33	1,025
Berry Corp. (Oil, Gas & Consumable Fuels)	57	524
Beyond Meat, Inc.*(a) (Food Products)	46	756
BGC Partners, Inc. - Class A (Capital Markets)	237	1,031
Big 5 Sporting Goods Corp. (Specialty Retail)	16	160
Big Lots, Inc. (Multiline Retail)	21	344
BigCommerce Holdings, Inc.* - Class 1 (IT Services)	49	601
Biglari Holdings, Inc.* - Class B (Hotels, Restaurants & Leisure)	1	163
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	140	1,477
Biohaven, Ltd.* (Biotechnology)	48	916
BioLife Solutions, Inc.* (Health Care Equipment & Supplies)	25	586
Bionano Genomics, Inc.*(a) (Life Sciences Tools & Services)	225	407
Bioventus, Inc.* - Class A (Health Care Equipment & Supplies)	24	47
Bioxcel Therapeutics, Inc.* (Biotechnology)	14	399
Bird Global, Inc.* - Class A (Road & Rail)	132	31
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	17	537
Black Hills Corp. (Multi-Utilities)	49	3,548
Blackbaud, Inc.* (Software)	35	2,177
Blackline, Inc.* (Software)	42	3,016
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts (REITs))	128	3,051
Blade Air Mobility, Inc.* (Airlines)	43	192
Blend Labs, Inc.* - Class A (Software)	142	236
Blink Charging Co.* (Electrical Equipment)	27	367
Bloom Energy Corp.*(a) (Electrical Equipment)	135	3,366
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	66	1,601
Blue Bird Corp.* (Machinery)	13	189
Blue Foundry Bancorp* (Thrifts & Mortgage Finance)	19	226
Blue Ridge Bankshares, Inc. (Banks)	13	165
Bluebird Bio, Inc.* (Biotechnology)	62	394
Bluegreen Vacations Holding Corp. (Hotels, Restaurants & Leisure)	9	292
BlueLinx Holdings, Inc.* (Trading Companies & Distributors)	7	608
Blueprint Medicines Corp.* (Biotechnology)	45	2,103
Bluerock Homes Trust, Inc.* (Equity Real Estate Investment Trusts (REITs))	3	68
Boise Cascade Co. (Trading Companies & Distributors)	30	2,249
Boot Barn Holdings, Inc.* (Specialty Retail)	22	1,837
Borr Drilling, Ltd.* (Energy Equipment & Services)	152	904
Boston Omaha Corp.* - Class A (Media)	16	423
Bowlero Corp.* (Hotels, Restaurants & Leisure)	22	303
Box, Inc.* - Class A (Software)	105	3,358
Boxed, Inc.* (Internet & Direct Marketing Retail)	43	23
Brady Corp. - Class A (Commercial Services & Supplies)	34	1,818
Braemar Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts (REITs))	52	276
Brandywine Realty Trust (Equity Real Estate Investment Trusts (REITs))	128	840
BRC, Inc.* - Class A (Food Products)	20	132
Bread Financial Holdings, Inc. (IT Services)	38	1,559
Bridgebio Pharma, Inc.* (Biotechnology)	80	742

See accompanying notes to schedules of portfolio investments.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Bridgewater Bancshares, Inc.* (Thrifts & Mortgage Finance)	15	$233
Bright Health Group, Inc.* (Insurance)	145	129
Brightcove, Inc.* (IT Services)	31	197
Brightsphere Investment Group, Inc. (Capital Markets)	24	563
BrightSpire Capital, Inc. (Mortgage Real Estate Investment Trusts (REITs))	71	541
BrightView Holdings, Inc.* (Commercial Services & Supplies)	33	262
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	33	1,302
Bristow Group, Inc.* (Energy Equipment & Services)	18	550
Broadmark Realty Capital, Inc. (Mortgage Real Estate Investment Trusts (REITs))	98	429
Broadstone Net Lease, Inc. (Equity Real Estate Investment Trusts (REITs))	130	2,354
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	140	403
Brookfield Business Corp. - Class A (Industrial Conglomerates)	20	453
Brookfield Infrastructure Corp. - Class A (Gas Utilities)	74	3,272
Brookline Bancorp, Inc. (Banks)	57	746
BRP Group, Inc.* - Class A (Insurance)	46	1,318
BRT Apartments Corp. (Equity Real Estate Investment Trusts (REITs))	9	189
Build-A-Bear Workshop, Inc.* (Specialty Retail)	10	246
Bumble, Inc.* - Class A (Interactive Media & Services)	65	1,674
Business First Bancshares, Inc. (Banks)	18	373
Butterfly Network, Inc.* (Health Care Equipment & Supplies)	100	275
Byline Bancorp, Inc. (Banks)	19	471
C3.ai, Inc.* - Class A (Software)	44	873
C4 Therapeutics, Inc.* (Biotechnology)	32	249
Cabot Corp. (Chemicals)	42	3,165
Cactus, Inc. - Class A (Energy Equipment & Services)	44	2,381
Cadence Bank (Banks)	137	3,503
Cadre Holdings, Inc. (Aerospace & Defense)	14	320
Caesarstone, Ltd. (Building Products)	17	106
Calavo Growers, Inc. (Food Products)	13	417
Caleres, Inc. (Specialty Retail)	27	703
California Resources Corp. (Oil, Gas & Consumable Fuels)	56	2,393
California Water Service Group (Water Utilities)	41	2,508
Calix, Inc.* (Communications Equipment)	43	2,264
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	37	1,574
Cal-Maine Foods, Inc. (Food Products)	29	1,659
Cambium Networks Corp.* (Communications Equipment)	9	193
Cambridge Bancorp (Banks)	5	400
Camden National Corp. (Banks)	11	465
Camping World Holdings, Inc. - Class A (Specialty Retail)	29	737
Cannae Holdings, Inc.* (Diversified Financial Services)	52	1,271
Cano Health, Inc.* (Health Care Providers & Services)	122	168
Canoo, Inc.*(a) (Automobiles)	126	151
Cantaloupe, Inc.* (IT Services)	44	224
Capital Bancorp, Inc. (Banks)	7	151
Capital City Bank Group, Inc. (Banks)	10	325
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	98	820
Capstar Financial Holdings, Inc. (Banks)	15	261
Cara Therapeutics, Inc.* (Biotechnology)	34	397
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	31	432
Cardlytics, Inc.* (Media)	24	180
CareDx, Inc.* (Biotechnology)	38	568
CareMax, Inc.* (Health Care Providers & Services)	44	206
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	73	1,513
Cargurus, Inc.* (Interactive Media & Services)	77	1,359
Caribou Biosciences, Inc.* (Biotechnology)	42	303
CarParts.com, Inc.* (Internet & Direct Marketing Retail)	38	259
Carpenter Technology Corp. (Metals & Mining)	36	1,738
Carriage Services, Inc. (Diversified Consumer Services)	10	324
Cars.com, Inc.* (Interactive Media & Services)	50	855
Carter Bankshares, Inc.* (Banks)	18	299
Casa Systems, Inc.* (Communications Equipment)	27	92
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	38	3,046
Cass Information Systems, Inc. (IT Services)	10	486
Cassava Sciences, Inc.* (Pharmaceuticals)	29	812
Castle Biosciences, Inc.* (Biotechnology)	18	487
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	73	1,131
Cathay General Bancorp (Banks)	54	2,374
Cavco Industries, Inc.* (Household Durables)	7	1,863
CBIZ, Inc.* (Professional Services)	36	1,713
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	20	533
Celldex Therapeutics, Inc.* (Biotechnology)	34	1,498
Celsius Holdings, Inc.* (Beverages)	42	4,213
Celularity, Inc.* (Biotechnology)	48	40
Cenntro Electric Group, Ltd.* (Automobiles)	139	106
Centerspace (Equity Real Estate Investment Trusts (REITs))	11	744
Central Garden & Pet Co.* (Household Products)	7	294
Central Garden & Pet Co.* - Class A (Household Products)	30	1,189
Central Pacific Financial Corp. (Banks)	20	452
Centrus Energy Corp.* - Class A (Oil, Gas & Consumable Fuels)	8	328

See accompanying notes to schedules of portfolio investments.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Century Aluminum Co.* (Metals & Mining)	39	$438
Century Casinos, Inc.* (Hotels, Restaurants & Leisure)	21	185
Century Communities, Inc. (Household Durables)	21	1,285
Century Therapeutics, Inc.* (Biotechnology)	15	69
Cepton, Inc.* (Electronic Equipment, Instruments & Components)	36	44
Cerberus Cyber Sentinel Corp.* (IT Services)	35	50
Cerence, Inc.* (Software)	30	736
Cerevel Therapeutics Holdings, Inc.* (Biotechnology)	43	1,468
Cerus Corp.* (Health Care Equipment & Supplies)	130	408
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	17	563
ChampionX Corp. (Energy Equipment & Services)	151	4,987
Charge Enterprises, Inc.* (Diversified Telecommunication Services)	98	131
Chart Industries, Inc.* (Machinery)	32	4,287
Chase Corp. (Chemicals)	6	566
Chatham Lodging Trust (Equity Real Estate Investment Trusts (REITs))	36	512
Chegg, Inc.* (Diversified Consumer Services)	94	1,950
Chesapeake Utilities Corp. (Gas Utilities)	13	1,639
Chicago Atlantic Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts (REITs))	4	62
Chico's FAS, Inc.* (Specialty Retail)	92	485
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts (REITs))	175	1,276
Chimerix, Inc.* (Biotechnology)	63	112
Chinook Therapeutics, Inc.* (Biotechnology)	38	960
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	31	4,443
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	13	445
Cimpress PLC* (Commercial Services & Supplies)	13	425
CinCor Pharma, Inc.* (Pharmaceuticals)	19	550
Cinemark Holdings, Inc.* (Entertainment)	82	979
Cipher Mining, Inc.* (Software)	29	35
CIRCOR International, Inc.* (Machinery)	14	387
Citi Trends, Inc.* (Specialty Retail)	6	189
Citizens & Northern Corp. (Banks)	11	260
City Holding Co. (Banks)	11	1,043
City Office REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	29	285
Civista Bancshares, Inc. (Banks)	12	260
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	56	3,727
Claros Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	69	1,155
Clarus Corp. (Leisure Products)	22	221
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	128	724
Cleanspark, Inc.* (Software)	34	108
Clear Channel Outdoor Holdings, Inc.* (Media)	278	531
Clear Secure, Inc. - Class A (Software)	47	1,475
Clearfield, Inc.* (Communications Equipment)	9	643
Clearwater Paper Corp.* (Paper & Forest Products)	13	502
Clearway Energy, Inc. - Class A (Independent Power and Renewable Electricity Producers)	26	833
Clearway Energy, Inc. - Class C (Independent Power and Renewable Electricity Producers)	62	2,095
Clipper Realty, Inc. (Equity Real Estate Investment Trusts (REITs))	9	63
Clover Health Investments Corp.* (Health Care Providers & Services)	291	387
CNB Financial Corp. (Banks)	15	362
CNO Financial Group, Inc. (Insurance)	85	2,190
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	134	2,242
Coastal Financial Corp.* (Banks)	8	365
Coca-Cola Consolidated, Inc. (Beverages)	4	2,027
Codexis, Inc.* (Life Sciences Tools & Services)	46	283
Coeur Mining, Inc.* (Metals & Mining)	210	817
Cogent Biosciences, Inc.* (Biotechnology)	48	723
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	32	2,194
Cohen & Steers, Inc. (Capital Markets)	19	1,396
Coherus Biosciences, Inc.* (Biotechnology)	55	466
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	35	1,263
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	25	702
Colony Bankcorp, Inc. (Banks)	12	155
Columbia Banking System, Inc. (Banks)	59	1,824
Columbia Financial, Inc.* (Thrifts & Mortgage Finance)	26	516
Columbus McKinnon Corp. (Machinery)	21	755
Comfort Systems USA, Inc. (Construction & Engineering)	27	3,268
Commercial Metals Co. (Metals & Mining)	88	4,776
CommScope Holding Co., Inc.* (Communications Equipment)	154	1,294
Community Bank System, Inc. (Banks)	40	2,308
Community Health Systems, Inc. (Health Care Providers & Services)	94	491
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	18	772
Community Trust Bancorp, Inc. (Banks)	12	517
CommVault Systems, Inc.* (Software)	34	2,116
Compass Diversified Holdings (Diversified Financial Services)	47	1,049
Compass Minerals International, Inc. (Metals & Mining)	26	1,213
Compass, Inc.* - Class A (Real Estate Management & Development)	206	828
CompoSecure, Inc.* (Technology Hardware, Storage & Peripherals)	6	38

See accompanying notes to schedules of portfolio investments.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Computer Programs and Systems, Inc.* (Health Care Technology)	11	$323
CompX International, Inc. (Commercial Services & Supplies)	1	19
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	69	838
Comtech Telecommunications Corp. (Communications Equipment)	19	301
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	20	163
Conduent, Inc.* (IT Services)	128	611
CONMED Corp. (Health Care Equipment & Supplies)	22	2,107
ConnectOne Bancorp, Inc. (Banks)	28	666
Conn's, Inc.* (Specialty Retail)	10	94
Consensus Cloud Solutions, Inc.* (Software)	14	823
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	26	1,504
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	56	244
Constellium SE* (Metals & Mining)	95	1,380
Construction Partners, Inc.* - Class A (Construction & Engineering)	30	849
Consumer Portfolio Services, Inc.* (Consumer Finance)	7	70
ContextLogic, Inc.* - Class A (Internet & Direct Marketing Retail)	436	300
Corcept Therapeutics, Inc.* (Pharmaceuticals)	65	1,486
CoreCivic, Inc.* (Equity Real Estate Investment Trusts (REITs))	86	915
Corporate Office Properties Trust (Equity Real Estate Investment Trusts (REITs))	85	2,386
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	29	456
CorVel Corp.* (Health Care Providers & Services)	7	1,247
Costamare, Inc. (Marine)	40	406
Couchbase, Inc.* (Software)	21	311
Coursera, Inc.* (Diversified Consumer Services)	86	1,372
Covenant Logistics Group, Inc. - Class A (Road & Rail)	7	232
Cowen, Inc. - Class A (Capital Markets)	20	778
CRA International, Inc. (Professional Services)	5	594
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	17	1,897
Crawford & Co. - Class A (Insurance)	12	78
Credo Technology Group Holding, Ltd.* (Semiconductors & Semiconductor Equipment)	73	1,265
Crescent Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	29	350
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	40	784
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	46	5,602
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	27	749
CrossFirst Bankshares, Inc.* (Banks)	34	459
CryoPort, Inc.* (Health Care Equipment & Supplies)	33	753
Cryptyde, Inc.* (Containers & Packaging)	15	3
CS Disco, Inc.* (Software)	17	141
CSG Systems International, Inc. (IT Services)	23	1,372
CSW Industrials, Inc. (Building Products)	11	1,487
CTI BioPharma Corp.* (Biotechnology)	75	415
CTO Realty Growth, Inc. (Equity Real Estate Investment Trusts (REITs))	14	275
CTS Corp. (Electronic Equipment, Instruments & Components)	24	1,068
Cue Health, Inc.* (Health Care Equipment & Supplies)	82	215
Cullinan Oncology, Inc.* (Biotechnology)	23	268
Cumulus Media, Inc.* - Class A (Media)	13	87
Curo Group Holdings Corp. (Consumer Finance)	17	69
Cushman & Wakefield PLC* (Real Estate Management & Development)	120	1,732
Custom Truck One Source, Inc.* (Trading Companies & Distributors)	45	319
Customers Bancorp, Inc.* (Banks)	23	699
Cutera, Inc.* (Health Care Equipment & Supplies)	12	418
CVB Financial Corp. (Banks)	100	2,422
Cvent Holding Corp.* (Software)	34	274
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	22	730
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	86	1,036
Cytokinetics, Inc.* (Biotechnology)	62	2,634
Cyxtera Technologies, Inc.* (IT Services)	28	90
Daily Journal Corp.* (Media)	1	306
Dakota Gold Corp.* (Metals & Mining)	39	137
Dana, Inc. (Auto Components)	97	1,760
Danimer Scientific, Inc.* (Chemicals)	68	155
Daseke, Inc.* (Road & Rail)	30	209
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	32	1,387
Day One Biopharmaceuticals, Inc.* (Biotechnology)	21	457
Deciphera Pharmaceuticals, Inc.* (Biotechnology)	35	595
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	52	1,392
Deluxe Corp. (Commercial Services & Supplies)	33	660
Denali Therapeutics, Inc.* (Biotechnology)	82	2,482
Denbury, Inc.* (Oil, Gas & Consumable Fuels)	38	3,298
Denny's Corp.* (Hotels, Restaurants & Leisure)	42	505
Design Therapeutics, Inc.* (Biotechnology)	26	204
Designer Brands, Inc. (Specialty Retail)	38	392
Desktop Metal, Inc.*(a) - Class A (Machinery)	202	339

See accompanying notes to schedules of portfolio investments.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Destination XL Group, Inc.* (Specialty Retail)	43	$307
DHI Group, Inc.* (Interactive Media & Services)	31	184
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	103	883
Diamond Hill Investment Group, Inc. (Capital Markets)	2	377
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	76	871
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts (REITs))	158	1,522
DICE Therapeutics, Inc.* (Pharmaceuticals)	27	858
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	55	131
Digi International, Inc.* (Communications Equipment)	26	884
Digimarc Corp.* (Software)	10	200
Digital Turbine, Inc.* (Software)	71	1,233
DigitalBridge Group, Inc. (Real Estate Management & Development)	119	1,760
DigitalOcean Holdings, Inc.* (IT Services)	52	1,526
Dillard's, Inc.(a) - Class A (Multiline Retail)	3	1,179
Dime Community Bancshares, Inc. (Banks)	25	746
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	11	850
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	34	3,032
Diversey Holdings, Ltd.* (Chemicals)	59	358
Diversified Healthcare Trust (Equity Real Estate Investment Trusts (REITs))	179	142
DMC Global, Inc.* (Energy Equipment & Services)	14	318
DocGo, Inc.* (Health Care Providers & Services)	62	620
Doma Holdings, Inc.* (Real Estate Management & Development)	105	75
Domo, Inc.* (Software)	23	357
Donegal Group, Inc. - Class A (Insurance)	12	182
Donnelley Financial Solutions, Inc.* (Capital Markets)	19	867
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	23	457
Dorman Products, Inc. (Auto Components)	20	1,941
Douglas Dynamics, Inc. (Machinery)	17	687
Douglas Elliman, Inc. (Real Estate Management & Development)	57	266
Dream Finders Homes, Inc.* - Class A (Household Durables)	16	202
Dril-Quip, Inc.* (Energy Equipment & Services)	25	768
Duck Creek Technologies, Inc.* (Software)	58	1,098
Ducommun, Inc.* (Aerospace & Defense)	8	462
Duluth Holdings, Inc.* - Class B (Internet & Direct Marketing Retail)	10	67
Duolingo, Inc.* (Diversified Consumer Services)	18	1,719
DXP Enterprises, Inc.* (Trading Companies & Distributors)	11	333
Dycom Industries, Inc.* (Construction & Engineering)	22	2,098
Dynavax Technologies Corp.* (Biotechnology)	90	1,024
Dyne Therapeutics, Inc.* (Biotechnology)	24	350
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts (REITs))	34	490
DZS, Inc.* (Communications Equipment)	13	165
E2open Parent Holdings, Inc.* (Software)	150	1,035
Eagle Bancorp, Inc. (Banks)	24	1,140
Eagle Bulk Shipping, Inc. (Marine)	11	630
Eagle Pharmaceuticals, Inc.* (Biotechnology)	8	272
Earthstone Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	33	459
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	69	1,121
Eastern Bankshares, Inc. (Banks)	117	1,892
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	43	155
Ebix, Inc. (Software)	20	381
EchoStar Corp.* - Class A (Diversified Telecommunication Services)	25	468
Ecovyst, Inc.* (Chemicals)	54	566
Edgewell Personal Care Co. (Personal Products)	39	1,672
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	29	297
Editas Medicine, Inc.* (Biotechnology)	52	514
eGain Corp.* (Software)	16	156
eHealth, Inc.* (Insurance)	19	158
Eiger Biopharmaceuticals, Inc.* (Biotechnology)	31	59
El Pollo Loco Holdings, Inc. (Hotels, Restaurants & Leisure)	15	184
elf Beauty, Inc.* (Personal Products)	37	2,129
Ellington Financial, Inc. (Mortgage Real Estate Investment Trusts (REITs))	43	590
Elme Communities (Equity Real Estate Investment Trusts (REITs))	66	1,267
Embecta Corp. (Health Care Equipment & Supplies)	44	1,161
EMCOR Group, Inc. (Construction & Engineering)	36	5,337
Emergent BioSolutions, Inc.* (Biotechnology)	38	501
Empire Petroleum Corp.* (Oil, Gas & Consumable Fuels)	8	106
Empire State Realty Trust, Inc.(a) (Equity Real Estate Investment Trusts (REITs))	100	834
Employers Holdings, Inc. (Insurance)	20	877
Enact Holdings, Inc. (Thrifts & Mortgage Finance)	23	578
Enanta Pharmaceuticals, Inc.* (Biotechnology)	15	801
Encore Capital Group, Inc.* (Consumer Finance)	17	947
Encore Wire Corp. (Electrical Equipment)	13	2,099
Energizer Holdings, Inc. (Household Products)	50	1,855

See accompanying notes to schedules of portfolio investments.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	117	$862
Energy Recovery, Inc.* (Machinery)	41	907
Energy Vault Holdings, Inc.* (Electrical Equipment)	62	263
Enerpac Tool Group Corp. (Machinery)	43	1,141
EnerSys (Electrical Equipment)	31	2,574
Eneti, Inc. (Marine)	17	180
Enfusion, Inc.* - Class A (Software)	20	238
EngageSmart, Inc.* (Software)	27	532
Ennis, Inc. (Commercial Services & Supplies)	19	404
Enochian Biosciences, Inc.* (Biotechnology)	15	18
Enova International, Inc.* (Consumer Finance)	23	1,050
Enovix Corp.* (Electrical Equipment)	82	651
EnPro Industries, Inc. (Machinery)	16	1,937
Enstar Group, Ltd.* (Insurance)	8	1,938
Entercom Communications Corp.* (Media)	91	29
Enterprise Bancorp, Inc. (Banks)	7	249
Enterprise Financial Services Corp. (Banks)	27	1,440
Entravision Communications Corp. - Class A (Media)	45	293
Envestnet, Inc.* (Software)	41	2,665
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	20	996
EQRx, Inc.* (Biotechnology)	151	370
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	309	2,240
Equity Bancshares, Inc. - Class A (Banks)	11	328
Equity Commonwealth (Equity Real Estate Investment Trusts (REITs))	79	2,016
Erasca, Inc.* (Biotechnology)	49	196
Ermenegildo Zegna Holditalia SpA (Consumer Discretionary Products)	45	516
ESCO Technologies, Inc. (Machinery)	19	1,870
Esperion Therapeutics, Inc.* (Biotechnology)	56	356
Esquire Financial Holdings, Inc. (Banks)	5	233
ESS Tech, Inc.*(a) (Electrical Equipment)	61	135
Essent Group, Ltd. (Thrifts & Mortgage Finance)	79	3,479
Essential Properties Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	106	2,701
Ethan Allen Interiors, Inc. (Household Durables)	17	489
European Wax Center, Inc. - Class A (Diversified Consumer Services)	18	339
Eventbrite, Inc.* (Interactive Media & Services)	59	525
Everbridge, Inc.* (Software)	30	959
EverCommerce, Inc.* (Software)	18	186
Everi Holdings, Inc.* (Hotels, Restaurants & Leisure)	65	1,129
EverQuote, Inc.* - Class A (Interactive Media & Services)	15	234
EVERTEC, Inc. (IT Services)	46	1,699
EVgo, Inc.* (Specialty Retail)	51	351
Evo Payments, Inc.* (IT Services)	36	1,219
Evolent Health, Inc.* (Health Care Technology)	62	1,998
Evolus, Inc.* (Pharmaceuticals)	27	281
Evolv Technologies Holdings, Inc.* (Electronic Equipment, Instruments & Components)	63	193
Evoqua Water Technologies Corp.* (Machinery)	89	4,317
Excelerate Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	14	326
ExlService Holdings, Inc.* (IT Services)	24	4,093
eXp World Holdings, Inc.(a) (Real Estate Management & Development)	52	811
Exponent, Inc. (Professional Services)	38	3,896
Express, Inc.* (Specialty Retail)	48	56
Expro Group Holdings N.V.* (Energy Equipment & Services)	58	1,096
Extreme Networks, Inc.* (Communications Equipment)	96	1,731
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	20	93
EZCORP, Inc.* - Class A (Consumer Finance)	38	346
F45 Training Holdings, Inc.* (Hotels, Restaurants & Leisure)	28	87
Fabrinet* (Electronic Equipment, Instruments & Components)	28	3,685
Faraday Future Intelligent Electric, Inc.*(a) (Automobiles)	156	133
Farmers & Merchants Bancorp, Inc. (Banks)	9	256
Farmers National Bancorp (Banks)	24	345
Farmland Partners, Inc. (Equity Real Estate Investment Trusts (REITs))	38	489
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	14	385
Fastly, Inc.* - Class A (IT Services)	85	880
Fate Therapeutics, Inc.* (Biotechnology)	63	375
Fathom Digital Manufacturing C* (Machinery)	7	10
FB Financial Corp. (Banks)	27	1,014
Federal Agricultural Mortgage Corp. (Thrifts & Mortgage Finance)	7	931
Federal Signal Corp. (Machinery)	45	2,396
Federated Hermes, Inc. - Class B (Capital Markets)	64	2,514
FibroGen, Inc.* (Biotechnology)	66	1,558
Figs, Inc.* - Class A (Health Care Equipment & Supplies)	96	859
Finance Of America Cos., Inc.* - Class A (Thrifts & Mortgage Finance)	30	53
Financial Institutions, Inc. (Banks)	11	272
First Advantage Corp.* (Professional Services)	44	611
First Bancorp (Banks)	27	1,076
First Bancorp (Banks)	137	1,843
First Bank/Hamilton NJ (Banks)	12	162
First Busey Corp. (Banks)	39	931
First Business Financial Services, Inc. (Banks)	6	215
First Commonwealth Financial Corp. (Banks)	70	1,030

See accompanying notes to schedules of portfolio investments.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
First Community Bancshares, Inc. (Banks)	12	$390
First Financial Bancorp (Banks)	70	1,773
First Financial Bankshares, Inc. (Banks)	98	3,490
First Financial Corp. (Banks)	8	359
First Foundation, Inc. (Banks)	38	590
First Guaranty Bancshares, Inc. (Banks)	5	110
First Internet Bancorp (Banks)	7	184
First Interstate BancSystem, Inc. - Class A (Banks)	67	2,404
First Merchants Corp. (Banks)	43	1,834
First Mid Bancshares, Inc. (Banks)	14	450
First Watch Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	11	178
First Western Financial, Inc.* (Banks)	6	158
FirstCash Holdings, Inc. (Consumer Finance)	28	2,581
Fisker, Inc.*(a) (Automobiles)	133	991
Five Star Bancorp (Banks)	9	243
FLEX LNG, Ltd. (Oil, Gas & Consumable Fuels)	21	653
Fluence Energy, Inc.* (Electrical Equipment)	27	652
Fluor Corp.* (Construction & Engineering)	107	3,932
Flushing Financial Corp. (Banks)	21	403
Flywire Corp.* (IT Services)	43	1,160
Focus Financial Partners, Inc.* (Capital Markets)	44	1,987
Focus Universal, Inc.* (Electronic Equipment, Instruments & Components)	13	75
Foghorn Therapeutics, Inc.* (Pharmaceuticals)	15	129
Foot Locker, Inc. (Specialty Retail)	61	2,653
Forestar Group, Inc.* (Real Estate Management & Development)	14	208
ForgeRock, Inc.* - Class A (Software)	29	576
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	58	1,632
Forrester Research, Inc.* (Professional Services)	9	334
Forward Air Corp. (Air Freight & Logistics)	20	2,158
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	36	204
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	63	1,812
Fox Factory Holding Corp.* (Auto Components)	32	3,778
Franchise Group, Inc. (Diversified Consumer Services)	20	618
Franklin BSP Realty Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	62	899
Franklin Covey Co.* (Professional Services)	9	418
Franklin Electric Co., Inc. (Machinery)	35	3,161
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts (REITs))	74	228
Fresh Del Monte Produce, Inc. (Food Products)	23	658
Frontdoor, Inc.* (Diversified Consumer Services)	62	1,685
Frontier Group Holdings, Inc.* (Airlines)	28	352
Frontline PLC(a) (Oil, Gas & Consumable Fuels)	94	1,300
FRP Holdings, Inc.* (Real Estate Management & Development)	5	281
FTC Solar, Inc.* (Electrical Equipment)	32	88
fuboTV, Inc.*(a) (Interactive Media & Services)	141	362
FuelCell Energy, Inc.* (Electrical Equipment)	308	1,127
Fulcrum Therapeutics, Inc.* (Pharmaceuticals)	33	416
Fulgent Genetics, Inc.* (Health Care Providers & Services)	16	540
Full House Resorts, Inc.* (Hotels, Restaurants & Leisure)	25	221
Fulton Financial Corp. (Banks)	122	2,041
Funko, Inc.* (Distributors)	24	290
FutureFuel Corp. (Chemicals)	19	176
FVCBankcorp, Inc.* (Banks)	9	154
Gambling.com Group, Ltd.* (Media)	7	67
Gannett Co., Inc.* (Media)	108	244
GATX Corp. (Trading Companies & Distributors)	26	2,976
GCM Grosvenor, Inc. - Class A (Capital Markets)	31	278
Gelesis Holdings, Inc.* (Biotechnology)	13	4
Genco Shipping & Trading, Ltd. (Marine)	28	508
GeneDx Holdings Corp.* (Health Care Technology)	119	51
Generation Bio Co.* (Biotechnology)	36	212
Genesco, Inc.* (Specialty Retail)	9	435
Gentherm, Inc.* (Auto Components)	25	1,861
Genworth Financial, Inc.* (Insurance)	373	2,059
German American Bancorp, Inc. (Banks)	21	809
Geron Corp.* (Biotechnology)	273	901
Getty Realty Corp. (Equity Real Estate Investment Trusts (REITs))	32	1,166
Gevo, Inc.* (Oil, Gas & Consumable Fuels)	148	314
Gibraltar Industries, Inc.* (Building Products)	23	1,232
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	32	541
Glacier Bancorp, Inc. (Banks)	84	3,829
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts (REITs))	29	493
Gladstone Land Corp. (Equity Real Estate Investment Trusts (REITs))	24	469
Glatfelter Corp. (Paper & Forest Products)	33	145
Glaukos Corp.* (Health Care Equipment & Supplies)	34	1,668
Global Industrial Co. (Trading Companies & Distributors)	10	263
Global Medical REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	46	517
Global Net Lease, Inc. (Equity Real Estate Investment Trusts (REITs))	78	1,166
Global Water Resources, Inc. (Water Utilities)	10	142
Globalstar, Inc.* (Diversified Telecommunication Services)	515	726
GMS, Inc.* (Trading Companies & Distributors)	32	1,898

See accompanying notes to schedules of portfolio investments.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Gogo, Inc.* (Wireless Telecommunication Services)	37	$620
Golar LNG, Ltd.* (Oil, Gas & Consumable Fuels)	76	1,781
Golden Entertainment, Inc.* (Hotels, Restaurants & Leisure)	15	593
Golden Ocean Group, Ltd. (Marine)	92	881
Goosehead Insurance, Inc.* (Insurance)	14	547
GoPro, Inc.* - Class A (Household Durables)	97	597
Gossamer Bio, Inc.* (Biotechnology)	47	124
GrafTech International, Ltd. (Electrical Equipment)	146	955
Graham Holdings Co. - Class B (Diversified Consumer Services)	3	1,959
Granite Construction, Inc. (Construction & Engineering)	33	1,405
Granite Point Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	39	261
Gray Television, Inc. (Media)	62	804
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	49	337
Great Southern Bancorp, Inc. (Banks)	7	409
Green Brick Partners, Inc.* (Household Durables)	20	624
Green Dot Corp.* - Class A (Consumer Finance)	35	633
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	41	1,426
Greene County Bancorp, Inc. (Thrifts & Mortgage Finance)	3	147
Greenidge Generation Holdings, Inc.* (Software)	11	9
GreenLight Biosciences Holdings PBC* (Biotechnology)	67	73
Greenlight Capital Re, Ltd.* - Class A (Insurance)	20	197
Greif, Inc. - Class A (Containers & Packaging)	19	1,357
Greif, Inc. - Class B (Containers & Packaging)	4	330
Grid Dynamics Holdings, Inc.* (IT Services)	40	501
Griffon Corp. (Building Products)	35	1,431
Group 1 Automotive, Inc. (Specialty Retail)	11	2,352
Groupon, Inc.* (Internet & Direct Marketing Retail)	16	132
GrowGeneration Corp.* (Specialty Retail)	43	222
Guaranty Bancshares, Inc. (Banks)	6	198
Guess?, Inc.(a) (Specialty Retail)	23	533
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	8	545
H&E Equipment Services, Inc. (Trading Companies & Distributors)	24	1,221
H.B. Fuller Co. (Chemicals)	40	2,764
Haemonetics Corp.* (Health Care Equipment & Supplies)	38	3,215
Halozyme Therapeutics, Inc.* (Biotechnology)	100	5,178
Hamilton Lane, Inc. (Capital Markets)	27	2,102
Hancock Whitney Corp. (Banks)	65	3,345
Hanmi Financial Corp. (Banks)	23	536
Hannon Armstrong Sustainable Infrastructure Capital, Inc. - Class I (Mortgage Real Estate Investment Trusts (REITs))	66	2,436
HarborOne Bancorp, Inc. (Banks)	33	450
Harmonic, Inc.* (Communications Equipment)	69	909
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	20	963
Harsco Corp.* (Machinery)	59	468
Haverty Furniture Cos., Inc. (Specialty Retail)	11	384
Hawaiian Holdings, Inc.* (Airlines)	38	468
Hawkins, Inc. (Chemicals)	15	585
Haynes International, Inc. (Metals & Mining)	9	501
HBT Financial, Inc. (Banks)	8	168
HCI Group, Inc. (Insurance)	5	251
Health Catalyst, Inc.* (Health Care Technology)	41	570
Healthcare Services Group, Inc. (Commercial Services & Supplies)	56	754
HealthEquity, Inc.* (Health Care Providers & Services)	62	3,773
HealthStream, Inc.* (Health Care Technology)	18	435
Heartland Express, Inc. (Road & Rail)	35	589
Heartland Financial USA, Inc. (Banks)	31	1,534
Hecla Mining Co. (Metals & Mining)	416	2,567
Heidrick & Struggles International, Inc. (Professional Services)	15	461
Helen of Troy, Ltd.* (Household Durables)	18	2,036
Heliogen, Inc.* (Electrical Equipment)	68	43
Helios Technologies, Inc. (Machinery)	24	1,584
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	108	856
Helmerich & Payne, Inc. (Energy Equipment & Services)	77	3,731
Herbalife Nutrition, Ltd.* (Personal Products)	74	1,300
Herc Holdings, Inc. (Trading Companies & Distributors)	19	2,951
Heritage Commerce Corp. (Banks)	44	533
Heritage Financial Corp. (Banks)	26	742
Heritage-Crystal Clean, Inc.* (Commercial Services & Supplies)	12	446
Heron Therapeutics, Inc.* (Biotechnology)	77	209
Hersha Hospitality Trust (Equity Real Estate Investment Trusts (REITs))	24	221
Heska Corp.* (Health Care Equipment & Supplies)	7	626
HF Foods Group, Inc.* (Food & Staples Retailing)	27	126
Hibbett, Inc. (Specialty Retail)	10	664
HighPeak Energy, Inc. (Oil, Gas & Consumable Fuels)	5	140
Hillenbrand, Inc. (Machinery)	52	2,437
HilleVax, Inc.* (Biotechnology)	13	222
Hillman Solutions Corp.* (Machinery)	101	970
Hilltop Holdings, Inc. (Banks)	38	1,243

See accompanying notes to schedules of portfolio investments.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	65	$3,078
Hims & Hers Health, Inc.* (Health Care Providers & Services)	91	753
Hingham Institution For Savings The (Thrifts & Mortgage Finance)	1	292
Hippo Holdings, Inc.* (Insurance)	13	218
HireRight Holdings Corp.* (Professional Services)	16	183
HNI Corp. (Commercial Services & Supplies)	31	985
Holley, Inc.* (Auto Components)	39	129
Home Bancorp, Inc. (Thrifts & Mortgage Finance)	5	192
Home BancShares, Inc. (Banks)	142	3,389
Home Point Capital, Inc. (Thrifts & Mortgage Finance)	6	11
HomeStreet, Inc. (Banks)	14	386
HomeTrust Bancshares, Inc. (Banks)	11	297
Hope Bancorp, Inc. (Banks)	87	1,121
Horace Mann Educators Corp. (Insurance)	31	1,104
Horizon Bancorp, Inc. (Banks)	30	469
Hostess Brands, Inc.* (Food Products)	100	2,313
Houlihan Lokey, Inc. (Capital Markets)	38	3,764
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	4	232
Hub Group, Inc.* - Class A (Air Freight & Logistics)	24	2,046
Hudson Technologies, Inc.* (Commercial Services & Supplies)	32	327
Humacyte, Inc.* (Biotechnology)	44	116
Huron Consulting Group, Inc.* (Professional Services)	15	1,021
Hycroft Mining Holding Corp.* (Metals & Mining)	115	69
Hydrofarm Holdings Group, Inc.* (Machinery)	33	62
Hyliion Holdings Corp.* (Machinery)	103	369
Hyster-Yale Materials Handling, Inc. (Machinery)	8	259
Hyzon Motors, Inc.* (Machinery)	66	141
I3 Verticals, Inc.* - Class A (IT Services)	17	492
IBEX Holdings, Ltd.* (Commercial Services & Supplies)	7	187
ICF International, Inc. (Professional Services)	14	1,431
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	21	710
Icosavax, Inc.* (Biotechnology)	17	179
Ideaya Biosciences, Inc.* (Biotechnology)	33	562
Identiv, Inc.* (Electronic Equipment, Instruments & Components)	17	148
IDT Corp.* - Class B (Diversified Telecommunication Services)	12	353
IES Holdings, Inc.* (Construction & Engineering)	7	279
IGM Biosciences, Inc.* (Biotechnology)	8	182
iHeartMedia, Inc.* - Class A (Media)	91	705
IMAX Corp.* (Entertainment)	35	595
ImmunityBio, Inc.*(a) (Biotechnology)	62	236
ImmunoGen, Inc.* (Biotechnology)	162	745
Immunovant, Inc.* (Biotechnology)	33	586
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	16	2,076
Inari Medical, Inc.* (Health Care Equipment & Supplies)	36	2,054
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	169	3,181
Independent Bank Corp. (Banks)	34	2,708
Independent Bank Corp. (Banks)	15	333
Independent Bank Group, Inc. (Banks)	27	1,655
indie Semiconductor, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	77	614
Indus Realty Trust, Inc. (Real Estate Management & Development)	4	256
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts (REITs))	49	216
Infinera Corp.*(a) (Communications Equipment)	145	1,061
Information Services Group, Inc. (IT Services)	26	136
Ingevity Corp.* (Chemicals)	28	2,308
Ingles Markets, Inc. (Food & Staples Retailing)	11	1,045
Inhibrx, Inc.* (Biotechnology)	25	625
Innospec, Inc. (Chemicals)	19	2,147
Innovage Holding Corp.* (Health Care Providers & Services)	14	105
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	21	1,885
Innovid Corp.* (Media)	58	131
Innoviva, Inc.* (Pharmaceuticals)	48	607
Inogen, Inc.* (Health Care Equipment & Supplies)	17	397
Inotiv, Inc.* (Life Sciences Tools & Services)	13	94
Inovio Pharmaceuticals, Inc.* (Biotechnology)	186	309
Inseego Corp.* (Communications Equipment)	65	75
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	24	2,705
Insmed, Inc.* (Biotechnology)	102	2,196
Insperity, Inc. (Professional Services)	27	2,985
Inspirato, Inc.* (Hotels, Restaurants & Leisure)	15	19
Inspire Medical Systems, Inc.* (Health Care Technology)	21	5,313
Inspired Entertainment, Inc.* (Hotels, Restaurants & Leisure)	16	238
Installed Building Products, Inc. (Household Durables)	18	1,982
Insteel Industries, Inc. (Building Products)	14	420
Instil Bio, Inc.* (Biotechnology)	52	42
Instructure Holdings, Inc.* (Software)	13	351
Intapp, Inc.* (Software)	11	319
Integer Holdings Corp.* (Health Care Equipment & Supplies)	25	1,645
Integral Ad Science Holding Corp.* (Media)	29	298

See accompanying notes to schedules of portfolio investments.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Intellia Therapeutics, Inc.* (Biotechnology)	64	$2,716
Inter Parfums, Inc. (Personal Products)	14	1,655
Intercept Pharmaceuticals, Inc.* (Biotechnology)	18	329
InterDigital, Inc. (Communications Equipment)	22	1,539
Interface, Inc. (Commercial Services & Supplies)	43	489
International Bancshares Corp. (Banks)	40	1,875
International Game Technology PLC (Hotels, Restaurants & Leisure)	74	1,957
International Money Express, Inc.* (IT Services)	24	546
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	37	1,437
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	69	3,305
Intrepid Potash, Inc.* (Chemicals)	8	262
InvenTrust Properties Corp. (Equity Real Estate Investment Trusts (REITs))	51	1,268
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts (REITs))	27	397
Investors Title Co. (Insurance)	1	162
Invitae Corp.* (Biotechnology)	184	434
Invivyd, Inc.* (Biotechnology)	39	89
IonQ, Inc.*(a) (Technology Hardware, Storage & Peripherals)	89	395
Iovance Biotherapeutics, Inc.* (Biotechnology)	113	899
iRadimed Corp. (Health Care Equipment & Supplies)	5	187
iRhythm Technologies, Inc.* (Health Care Equipment & Supplies)	23	2,261
Iridium Communications, Inc.* (Diversified Telecommunication Services)	94	5,625
iRobot Corp.* (Household Durables)	20	900
IronNet, Inc.* (Software)	50	20
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	103	1,187
iStar, Inc. (Equity Real Estate Investment Trusts (REITs))	52	483
iTeos Therapeutics, Inc.* (Biotechnology)	18	376
Itron, Inc.* (Electronic Equipment, Instruments & Components)	34	1,954
Ivanhoe Electric, Inc.* (Metals & Mining)	11	146
IVERIC bio, Inc.* (Biotechnology)	101	2,333
J & J Snack Foods Corp. (Food Products)	11	1,576
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	16	1,216
Jackson Financial, Inc. - Class A (Diversified Financial Services)	56	2,466
James River Group Holdings, Ltd. (Insurance)	28	634
Janus International Group, Inc.* (Building Products)	61	671
Janux Therapeutics, Inc.* (Biotechnology)	13	289
JELD-WEN Holding, Inc.* (Building Products)	63	797
JOANN, Inc. (Specialty Retail)	8	31
Joby Aviation, Inc.*(a) (Airlines)	194	857
John B Sanfilippo & Son, Inc. (Food Products)	7	592
John Bean Technologies Corp. (Machinery)	24	2,682
John Marshall Bancorp, Inc. (Banks)	9	223
John Wiley & Sons, Inc. - Class A (Media)	32	1,465
Johnson Outdoors, Inc. - Class A (Leisure Products)	4	274
Jounce Therapeutics, Inc.* (Biotechnology)	32	37
Kadant, Inc. (Machinery)	9	1,834
Kaiser Aluminum Corp. (Metals & Mining)	12	1,050
Kaleyra, Inc.* (Software)	24	27
KalVista Pharmaceuticals, Inc.* (Biotechnology)	18	143
Kaman Corp. - Class A (Trading Companies & Distributors)	21	530
KAR Auction Services, Inc.* (Commercial Services & Supplies)	81	1,179
Karat Packaging, Inc. (Trading Companies & Distributors)	4	60
Karuna Therapeutics, Inc.* (Biotechnology)	23	4,587
Karyopharm Therapeutics, Inc.* (Biotechnology)	59	195
KB Home (Household Durables)	58	2,230
Kearny Financial Corp. (Thrifts & Mortgage Finance)	45	422
Kelly Services, Inc. - Class A (Professional Services)	25	453
Kennametal, Inc. (Machinery)	61	1,739
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	89	1,591
Keros Therapeutics, Inc.* (Biotechnology)	14	820
Kezar Life Sciences, Inc.* (Biotechnology)	40	287
Kforce, Inc. (Professional Services)	15	842
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	18	459
Kimball International, Inc. - Class B (Commercial Services & Supplies)	27	200
Kinetik Holdings, Inc. - Class A (Oil, Gas & Consumable Fuels)	12	375
Kiniksa Pharmaceuticals, Ltd.* - Class A (Biotechnology)	23	333
Kinnate Biopharma, Inc.* (Biotechnology)	22	166
Kinsale Capital Group, Inc. (Insurance)	16	4,454
Kite Realty Group Trust (Equity Real Estate Investment Trusts (REITs))	164	3,558
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	43	685
Knowles Corp.* (Electronic Equipment, Instruments & Components)	67	1,288
Kodiak Sciences, Inc.* (Biotechnology)	25	202
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	42	2,006
Koppers Holdings, Inc. (Chemicals)	15	519
KORE Group Holdings, Inc.* (Wireless Telecommunication Services)	32	80
Korn Ferry (Professional Services)	40	2,160
Kosmos Energy, Ltd.* (Oil, Gas & Consumable Fuels)	340	2,689
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	93	1,065

See accompanying notes to schedules of portfolio investments.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Krispy Kreme, Inc. (Hotels, Restaurants & Leisure)	54	$659
Kronos Bio, Inc.* (Chemicals)	31	74
Kronos Worldwide, Inc. (Chemicals)	17	198
Krystal Biotech, Inc.* (Biotechnology)	16	1,330
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	43	2,197
Kura Oncology, Inc.* (Biotechnology)	49	677
Kura Sushi USA, Inc.* - Class A (Hotels, Restaurants & Leisure)	3	186
Kymera Therapeutics, Inc.* (Biotechnology)	28	1,047
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts (REITs))	86	963
Lakeland Bancorp, Inc. (Banks)	47	906
Lakeland Financial Corp. (Banks)	18	1,273
Lancaster Colony Corp. (Food Products)	15	2,878
Lands' End, Inc.* (Internet & Direct Marketing Retail)	11	99
Landsea Homes Corp.* (Household Durables)	7	46
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	51	2,933
Latch, Inc.* (Software)	82	75
Latham Group, Inc.* (Leisure Products)	32	141
Laureate Education, Inc. - Class A (Diversified Consumer Services)	101	1,109
Lawson Products, Inc.* (Trading Companies & Distributors)	4	165
La-Z-Boy, Inc. (Household Durables)	32	910
LCI Industries (Auto Components)	19	2,132
Leafly Holdings, Inc.* (Interactive Media & Services)	23	15
Legacy Housing Corp.* (Household Durables)	7	140
Legalzoom.com, Inc.* (Professional Services)	72	611
LeMaitre Vascular, Inc. (Health Care Equipment & Supplies)	15	708
Lemonade, Inc.* (Insurance)	35	570
LendingClub Corp.* (Consumer Finance)	78	756
LendingTree, Inc.* (Thrifts & Mortgage Finance)	8	317
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	63	141
LGI Homes, Inc.* (Household Durables)	15	1,708
LHC Group, Inc.* (Health Care Providers & Services)	22	3,489
Liberty Energy, Inc. (Energy Equipment & Services)	105	1,662
Liberty Latin America, Ltd.* - Class A (Media)	29	285
Liberty Latin America, Ltd.* - Class C (Media)	110	1,084
Liberty Media Corp-Liberty Braves* - Class A (Entertainment)	8	281
Liberty Media Corp-Liberty Braves* - Class C (Entertainment)	28	971
Li-Cycle Holdings Corp.* (Commercial Services & Supplies)	103	560
Life Time Group Holdings, Inc.* (Hotels, Restaurants & Leisure)	32	601
Lifecore Biomedical, Inc.* (Food Products)	20	124
LifeStance Health Group, Inc.* (Health Care Providers & Services)	54	285
Lifetime Brands, Inc. (Household Durables)	10	80
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	11	767
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	71	4,633
Lightning eMotors, Inc.* (Machinery)	30	26
Lightwave Logic, Inc.* (Electronic Equipment, Instruments & Components)	85	535
Limelight Networks, Inc.* (IT Services)	103	162
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	25	298
Lindsay Corp. (Machinery)	8	1,253
Lions Gate Entertainment Corp.* - Class A (Entertainment)	44	351
Lions Gate Entertainment Corp.* - Class B (Entertainment)	87	663
Liquidia Corp.* (Pharmaceuticals)	36	238
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	18	270
LivaNova PLC* (Health Care Equipment & Supplies)	40	2,248
Live Oak Bancshares, Inc. (Banks)	25	856
Livent Corp.* (Chemicals)	122	3,162
LivePerson, Inc.* (Software)	53	683
LiveRamp Holdings, Inc.* (Software)	50	1,338
LiveVox Holdings, Inc.* (Software)	17	49
LL Flooring Holdings, Inc.* (Specialty Retail)	22	133
Local Bounti Corp.* (Food Products)	49	47
Lordstown Motors Corp.* - Class A (Automobiles)	133	174
Loyalty Ventures, Inc.* (Media)	15	28
LSB Industries, Inc.* (Chemicals)	56	712
LTC Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	30	1,145
Lulu's Fashion Lounge Holdings, Inc.* (Internet & Direct Marketing Retail)	13	42
Luminar Technologies, Inc.* (Auto Components)	189	1,261
Luther Burbank Corp. (Thrifts & Mortgage Finance)	11	129
Luxfer Holdings PLC (Machinery)	20	331
LXP Industrial Trust (Equity Real Estate Investment Trusts (REITs))	205	2,368
Lyell Immunopharma, Inc.* (Biotechnology)	130	425
M.D.C Holdings, Inc. (Household Durables)	43	1,624
M/I Homes, Inc.* (Household Durables)	20	1,196
Macatawa Bank Corp. (Banks)	20	220
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	38	2,547
MacroGenics, Inc.* (Biotechnology)	45	260
Madison Square Garden Entertainment Corp.* (Entertainment)	20	1,045

See accompanying notes to schedules of portfolio investments.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	10	$2,883
Magnite, Inc.* (Media)	100	1,208
Magnolia Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	131	3,093
Malibu Boats, Inc.* (Leisure Products)	15	909
MannKind Corp.* (Biotechnology)	192	1,050
Marathon Digital Holdings, Inc.*(a) (IT Services)	88	634
Marcus & Millichap, Inc. (Real Estate Management & Development)	19	689
Marine Products Corp. (Leisure Products)	6	80
MarineMax, Inc.* (Specialty Retail)	16	500
MarketWise, Inc.* (Capital Markets)	13	29
Markforged Holding Corp.* (Machinery)	86	115
Marqeta, Inc.* - Class A (IT Services)	327	2,167
Marten Transport, Ltd. (Road & Rail)	44	972
Masonite International Corp.* (Building Products)	17	1,551
MasterCraft Boat Holdings, Inc.* (Leisure Products)	13	374
Matador Resources Co. (Oil, Gas & Consumable Fuels)	85	5,624
Materion Corp. (Metals & Mining)	15	1,354
Mativ Holdings, Inc. (Paper & Forest Products)	41	1,130
Matson, Inc. (Marine)	28	1,851
Matterport, Inc.* (Software)	169	595
Matthews International Corp. - Class A (Commercial Services & Supplies)	22	815
Maxar Technologies, Inc. (Aerospace & Defense)	55	2,842
MaxCyte, Inc.* (Biotechnology)	65	380
Maximus, Inc. (IT Services)	46	3,442
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	55	2,266
MBIA, Inc.* (Insurance)	36	468
McGrath RentCorp (Trading Companies & Distributors)	18	1,792
MediaAlpha, Inc.* - Class A (Interactive Media & Services)	19	265
Medifast, Inc. (Personal Products)	8	892
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	19	4,201
MeiraGTx Holdings PLC* (Biotechnology)	23	192
Mercantile Bank Corp. (Banks)	12	412
Merchants Bancorp (Thrifts & Mortgage Finance)	12	345
Mercury General Corp. (Insurance)	20	715
MeridianLink, Inc.* (Software)	17	270
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	42	2,997
Meritage Homes Corp.* (Household Durables)	27	2,907
Mersana Therapeutics, Inc.* (Biotechnology)	70	461
Mesa Laboratories, Inc. (Health Care Equipment & Supplies)	4	778
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	27	1,289
Metrocity Bankshares, Inc. (Banks)	14	283
Metropolitan Bank Holding Corp.* (Banks)	8	475
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts (REITs))	77	916
MGE Energy, Inc. (Electric Utilities)	27	1,974
MGP Ingredients, Inc. (Beverages)	11	1,073
MicroStrategy, Inc.* (Software)	7	1,762
Microvast Holdings, Inc.* (Machinery)	130	212
MicroVision, Inc.*(a) (Electronic Equipment, Instruments & Components)	125	314
Mid Penn Bancorp, Inc. (Banks)	11	346
Middlesex Water Co. (Water Utilities)	13	1,090
Midland States Bancorp, Inc. (Banks)	16	408
MidWestOne Financial Group, Inc. (Banks)	11	343
Miller Industries, Inc. (Machinery)	8	232
MillerKnoll, Inc. (Commercial Services & Supplies)	57	1,361
MiMedx Group, Inc.* (Biotechnology)	85	329
Minerals Technologies, Inc. (Chemicals)	24	1,667
Mirion Technologies, Inc.* (Electronic Equipment, Instruments & Components)	103	819
Mirum Pharmaceuticals, Inc.* (Biotechnology)	14	329
Mission Produce, Inc.* (Food Products)	30	374
Mitek System, Inc.* (Software)	32	316
Model N, Inc.* (Software)	28	1,110
Modine Manufacturing Co.* (Auto Components)	37	884
ModivCare, Inc.* (Health Care Providers & Services)	10	1,073
Moelis & Co. (Capital Markets)	48	2,243
Momentive Global, Inc.* (Software)	98	756
Momentus, Inc.*(a) (Aerospace & Defense)	42	38
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	10	766
MoneyGram International, Inc.* (IT Services)	71	765
Moneylion, Inc.* (IT Services)	110	87
Monro, Inc. (Specialty Retail)	23	1,171
Montauk Renewables, Inc.* (Independent Power and Renewable Electricity Producers)	48	533
Monte Rosa Therapeutics, Inc.* (Biotechnology)	22	163
Montrose Environmental Group, Inc.* (Commercial Services & Supplies)	21	1,137
Moog, Inc. - Class A (Aerospace & Defense)	22	2,097
Morphic Holding, Inc.* (Biotechnology)	19	622
Motorcar Parts of America, Inc.* (Auto Components)	14	204
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	12	424
Mr. Cooper Group, Inc.* (Thrifts & Mortgage Finance)	52	2,392
MRC Global, Inc.* (Trading Companies & Distributors)	62	843
Mueller Industries, Inc. (Machinery)	42	2,753
Mueller Water Products, Inc. - Class A (Machinery)	117	1,480

See accompanying notes to schedules of portfolio investments.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Mullen Automotive, Inc.*(a) (Software)	249	$86
Multiplan Corp.* (Health Care Technology)	284	375
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	111	4,841
Murphy USA, Inc. (Specialty Retail)	16	4,351
MVB Financial Corp. (Banks)	8	177
Myers Industries, Inc. (Containers & Packaging)	27	650
MYR Group, Inc.* (Construction & Engineering)	12	1,189
Myriad Genetics, Inc.* (Biotechnology)	60	1,183
N-able, Inc.* (Software)	51	524
Nabors Industries, Ltd.* (Energy Equipment & Services)	7	1,243
NACCO Industries, Inc. - Class A (Oil, Gas & Consumable Fuels)	3	117
NanoString Technologies, Inc.* (Life Sciences Tools & Services)	35	370
Nano-X Imaging, Ltd.* (Health Care Equipment & Supplies)	34	313
Napco Security Technologies, Inc.* (Electronic Equipment, Instruments & Components)	22	637
National Bank Holdings Corp. (Banks)	22	929
National Beverage Corp.* (Beverages)	18	796
National Energy Services Reunited Corp.* (Energy Equipment & Services)	29	219
National Health Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	31	1,824
National Healthcare Corp. (Health Care Providers & Services)	9	536
National Presto Industries, Inc. (Aerospace & Defense)	4	306
National Research Corp. (Health Care Providers & Services)	11	511
National Vision Holdings, Inc.* (Specialty Retail)	59	2,425
National Western Life Group, Inc. - Class A (Insurance)	2	554
Natural Grocers by Vitamin Cottage, Inc. (Food & Staples Retailing)	7	70
Nature's Sunshine Products, Inc.* (Personal Products)	10	106
Nautilus Biotechnology, Inc.* (Life Sciences Tools & Services)	36	71
Navient Corp. (Consumer Finance)	80	1,518
NBT Bancorp, Inc. (Banks)	31	1,219
Nektar Therapeutics* (Pharmaceuticals)	137	373
Nelnet, Inc. - Class A (Consumer Finance)	11	1,050
NEOGAMES SA* (Hotels, Restaurants & Leisure)	10	129
Neogen Corp.* (Health Care Equipment & Supplies)	163	3,490
NeoGenomics, Inc.* (Life Sciences Tools & Services)	95	1,129
NerdWallet, Inc.* - Class A (Interactive Media & Services)	20	234
Nerdy, Inc.* (Diversified Consumer Services)	42	119
NETGEAR, Inc.* (Communications Equipment)	21	419
NetScout Systems, Inc.* (Communications Equipment)	52	1,669
NETSTREIT Corp. (Equity Real Estate Investment Trusts (REITs))	41	825
Nevro Corp.* (Health Care Equipment & Supplies)	26	955
New Jersey Resources Corp. (Gas Utilities)	72	3,594
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	279	870
Newmark Group, Inc. (Real Estate Management & Development)	102	874
Newpark Resources, Inc.* (Energy Equipment & Services)	65	295
Nexpoint Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts (REITs))	6	114
NexPoint Residential Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	17	859
NextDecade Corp.* (Oil, Gas & Consumable Fuels)	27	162
NextGen Healthcare, Inc.* (Health Care Technology)	43	818
NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	132	1,243
NextNav, Inc.* (Software)	50	148
NGM Biopharmaceuticals, Inc.* (Pharmaceuticals)	30	157
NI Holdings, Inc.* (Insurance)	6	80
Nicolet Bankshares, Inc.* (Banks)	9	656
Nikola Corp.*(a) (Machinery)	255	691
Nkarta, Inc.* (Biotechnology)	25	133
NL Industries, Inc. (Commercial Services & Supplies)	6	42
nLight, Inc.* (Electronic Equipment, Instruments & Components)	33	409
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	62	1,440
Noble Corp. PLC* (Energy Equipment & Services)	63	2,563
Noodles & Co.* (Hotels, Restaurants & Leisure)	31	195
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	155	471
Northeast Bank (Banks)	5	236
Northern Oil And Gas, Inc. (Oil, Gas & Consumable Fuels)	50	1,676
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	32	478
Northwest Bancshares, Inc. (Banks)	91	1,287
Northwest Natural Holding Co. (Gas Utilities)	26	1,304
Northwest Pipe Co.* (Construction & Engineering)	7	262
NorthWestern Corp. (Multi-Utilities)	44	2,499
Novagold Resources, Inc.* (Metals & Mining)	180	1,136
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	27	4,359
NOW, Inc.* (Trading Companies & Distributors)	83	1,165

See accompanying notes to schedules of portfolio investments.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Nu Skin Enterprises, Inc. - Class A (Personal Products)	37	$1,587
Nurix Therapeutics, Inc.* (Biotechnology)	35	430
NuScale Power Corp.* (Electrical Equipment)	24	256
Nutex Health, Inc.* (Health Care Technology)	189	253
Nuvalent, Inc.* - Class A (Biotechnology)	15	454
NuVasive, Inc.* (Health Care Equipment & Supplies)	39	1,778
Nuvation Bio, Inc.* (Pharmaceuticals)	88	216
NV5 Global, Inc.* (Construction & Engineering)	10	1,333
Oceaneering International, Inc.* (Energy Equipment & Services)	75	1,601
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	44	1,052
Ocugen, Inc.*(a) (Biotechnology)	164	208
Ocular Therapeutix, Inc.* (Pharmaceuticals)	58	227
Offerpad Solutions, Inc.* (Real Estate Management & Development)	51	47
Office Properties Income Trust (Equity Real Estate Investment Trusts (REITs))	36	618
OFG Bancorp (Banks)	35	991
O-I Glass, Inc.* (Containers & Packaging)	117	2,252
Oil States International, Inc.* (Energy Equipment & Services)	47	402
Old National Bancorp (Banks)	221	3,867
Old Second Bancorp, Inc. (Banks)	32	544
Olo, Inc.* - Class A (Software)	68	545
Olympic Steel, Inc. (Metals & Mining)	7	310
Omega Flex, Inc. (Machinery)	2	213
OmniAb, Inc.* (Life Sciences Tools & Services)	58	240
Omnicell, Inc.* (Health Care Equipment & Supplies)	33	1,831
ON24, Inc.* (Software)	31	288
Ondas Holdings, Inc.* (Communications Equipment)	27	54
ONE Gas, Inc. (Gas Utilities)	40	3,294
One Liberty Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	12	289
OneSpan, Inc.* (Software)	30	414
OneSpaWorld Holdings, Ltd.* (Diversified Consumer Services)	50	526
Onewater Marine, Inc.* (Specialty Retail)	8	262
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	37	2,910
Ooma, Inc.* (Diversified Telecommunication Services)	17	244
Open Lending Corp.* - Class A (Capital Markets)	79	693
OPKO Health, Inc.* (Biotechnology)	304	392
Oportun Financial Corp.* (Consumer Finance)	21	147
Oppenheimer Holdings, Inc. - Class A (Capital Markets)	6	286
OppFi, Inc.* (Consumer Finance)	10	23
OptimizeRx Corp.* (Health Care Technology)	13	233
Option Care Health, Inc.* (Health Care Providers & Services)	118	3,407
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	54	301
Orchid Island Capital, Inc. (Mortgage Real Estate Investment Trusts (REITs))	25	305
Organogenesis Holdings, Inc.* (Biotechnology)	53	136
Origin Bancorp, Inc. (Banks)	17	638
Origin Materials, Inc.* (Chemicals)	79	478
Orion Engineered Carbons SA (Chemicals)	46	967
Orion Office REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	43	415
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	37	3,425
Orrstown Financial Services, Inc. (Banks)	8	198
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	26	562
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)	11	518
Oscar Health, Inc.* - Class A (Insurance)	91	349
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	12	1,137
Otter Tail Corp. (Electric Utilities)	31	1,989
Ouster, Inc.* (Electronic Equipment, Instruments & Components)	109	156
Outbrain, Inc.* (Interactive Media & Services)	27	133
Outfront Media, Inc. (Equity Real Estate Investment Trusts (REITs))	110	2,189
Outlook Therapeutics, Inc.* (Biotechnology)	89	102
Outset Medical, Inc.* (Health Care Equipment & Supplies)	36	1,012
Overstock.com, Inc.* (Internet & Direct Marketing Retail)	32	775
Owens & Minor, Inc.* (Health Care Providers & Services)	56	1,105
Owlet, Inc.* (Health Care Equipment & Supplies)	12	5
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	11	1,289
P3 Health Partners, Inc.* (Health Care Providers & Services)	18	23
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	170	1,886
Pacific Premier Bancorp, Inc. (Banks)	71	2,296
Pacira BioSciences, Inc.* (Pharmaceuticals)	34	1,335
Pactiv Evergreen, Inc. (Containers & Packaging)	33	380
PagerDuty, Inc.* (Software)	65	1,936
Palomar Holdings, Inc.* (Insurance)	18	920
PAM Transportation Services, Inc. (Road & Rail)	5	145
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	25	2,242
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	37	989

See accompanying notes to schedules of portfolio investments.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	20	$680
Paragon 28, Inc.* (Health Care Equipment & Supplies)	35	590
Paramount Group, Inc. (Equity Real Estate Investment Trusts (REITs))	141	909
Pardes Biosciences, Inc.* (Biotechnology)	26	54
Park Aerospace Corp. (Aerospace & Defense)	15	209
Park National Corp. (Banks)	11	1,378
Parke Bancorp, Inc. (Banks)	8	166
Parsons Corp.* (Aerospace & Defense)	25	1,088
Pathward Financial, Inc. (Banks)	22	1,092
Patrick Industries, Inc. (Auto Components)	16	1,136
Patterson Cos., Inc. (Health Care Providers & Services)	66	1,993
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	161	2,705
Paya Holdings, Inc.* (IT Services)	66	642
Payoneer Global, Inc.* (IT Services)	166	989
Paysafe, Ltd.* (IT Services)	22	463
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	74	3,107
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	8	392
PCB Bancorp (Banks)	9	167
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	23	731
Peabody Energy Corp.* (Oil, Gas & Consumable Fuels)	89	2,482
Peapack Gladstone Financial Corp. (Banks)	13	482
Pear Therapeutics, Inc.* (Health Care Technology)	52	57
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts (REITs))	98	1,607
Pediatrix Medical Group, Inc.* (Health Care Providers & Services)	62	952
Pennymac Financial Services, Inc. (Thrifts & Mortgage Finance)	20	1,348
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts (REITs))	67	1,022
Peoples Bancorp, Inc. (Banks)	21	623
Peoples Financial Services Corp. (Banks)	5	255
PepGen, Inc.* (Biotechnology)	11	172
Perdoceo Education Corp.* (Diversified Consumer Services)	51	763
Perella Weinberg Partners (Capital Markets)	28	287
Perficient, Inc.* (IT Services)	26	1,928
Perimeter Solutions SA* (Chemicals)	88	818
Permian Resources Corp. (Oil, Gas & Consumable Fuels)	156	1,696
Petiq, Inc.* (Health Care Providers & Services)	20	237
PetMed Express, Inc. (Internet & Direct Marketing Retail)	15	322
PFSweb, Inc. (IT Services)	13	87
PGT Innovations, Inc.* (Building Products)	43	933
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	18	215
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	15	231
Phillips Edison & Co., Inc. (Equity Real Estate Investment Trusts (REITs))	88	2,949
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	45	815
Phreesia, Inc.* (Health Care Technology)	37	1,387
Physicians Realty Trust (Equity Real Estate Investment Trusts (REITs))	172	2,728
Piedmont Lithium, Inc.* (Metals & Mining)	13	892
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts (REITs))	93	986
Pioneer Bancorp, Inc.* (Thrifts & Mortgage Finance)	9	101
Piper Sandler Cos. (Capital Markets)	13	1,847
Pitney Bowes, Inc. (Commercial Services & Supplies)	130	560
PJT Partners, Inc. - Class A (Capital Markets)	18	1,441
Planet Labs PBC* (Professional Services)	117	579
Playstudios, Inc.* (Entertainment)	60	277
PLBY Group, Inc.* (Textiles, Apparel & Luxury Goods)	31	91
Plexus Corp.* (Electronic Equipment, Instruments & Components)	21	2,016
Plymouth Industrial REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	28	627
PMV Pharmaceuticals, Inc.* (Pharmaceuticals)	28	230
PNM Resources, Inc. (Electric Utilities)	64	3,167
Point Biopharma Global, Inc.* (Biotechnology)	64	512
PolyMet Mining Corp.* (Metals & Mining)	22	58
Porch Group, Inc.* (Internet & Direct Marketing Retail)	62	183
Portillo's, Inc.* - Class A (Hotels, Restaurants & Leisure)	21	474
Portland General Electric Co. (Electric Utilities)	67	3,187
Postal Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts (REITs))	13	201
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts (REITs))	60	2,937
Powell Industries, Inc. (Electrical Equipment)	7	278
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	43	3,702
PowerSchool Holdings, Inc.* (Diversified Consumer Services)	34	766
PRA Group, Inc.* (Consumer Finance)	29	1,167
Praxis Precision Medicines, Inc.* (Biotechnology)	29	144
Precigen, Inc.* (Biotechnology)	76	123
Preferred Bank (Banks)	10	711
Preformed Line Products Co. (Electrical Equipment)	2	177
Premier Financial Corp. (Thrifts & Mortgage Finance)	27	676
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	37	2,433
PriceSmart, Inc. (Food & Staples Retailing)	19	1,412

See accompanying notes to schedules of portfolio investments.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Prime Medicine, Inc.* (Biotechnology)	8	$141
Primis Financial Corp. (Banks)	17	201
Primo Water Corp. (Beverages)	119	1,862
Primoris Services Corp. (Construction & Engineering)	40	1,064
Priority Technology Holdings, Inc.* (IT Services)	13	63
Privia Health Group, Inc.* (Health Care Providers & Services)	34	919
ProAssurance Corp. (Insurance)	41	795
PROCEPT BioRobotics Corp.* (Health Care Equipment & Supplies)	20	778
ProFrac Holding Corp.* - Class A (Energy Equipment & Services)	18	405
PROG Holdings, Inc.* (Consumer Finance)	38	847
Progress Software Corp. (Software)	32	1,697
Progyny, Inc.* (Health Care Providers & Services)	57	1,960
Prometheus Biosciences, Inc.* (Biotechnology)	26	2,955
ProPetro Holding Corp.* (Energy Equipment & Services)	66	657
PROS Holdings, Inc.* (Software)	31	781
Protagonist Therapeutics, Inc.* (Biotechnology)	35	465
Proterra, Inc.* (Machinery)	168	857
Prothena Corp. PLC* (Biotechnology)	28	1,583
Proto Labs, Inc.* (Machinery)	20	612
Provention Bio, Inc.* (Pharmaceuticals)	47	407
Provident BanCorp, Inc. (Thrifts & Mortgage Finance)	11	99
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	55	1,290
PTC Therapeutics, Inc.* (Biotechnology)	53	2,432
PubMatic, Inc.* - Class A (Media)	33	506
Pulmonx Corp.* (Health Care Equipment & Supplies)	26	231
Pure Cycle Corp.* (Water Utilities)	15	135
PureCycle Technologies, Inc.* (Chemicals)	80	670
Purple Innovation, Inc.* (Household Durables)	41	238
Q2 Holdings, Inc.* (Software)	42	1,374
QCR Holdings, Inc. (Banks)	12	631
Quad/Graphics, Inc.* (Commercial Services & Supplies)	24	106
Quaker Chemical Corp. (Chemicals)	10	1,969
Qualys, Inc.* (Software)	29	3,345
Quanex Building Products Corp. (Building Products)	25	647
Quanterix Corp.* (Life Sciences Tools & Services)	26	367
Quantum-Si, Inc.* (Life Sciences Tools & Services)	69	153
QuinStreet, Inc.* (Interactive Media & Services)	38	583
Quotient Technology, Inc.* (Internet & Direct Marketing Retail)	68	275
Qurate Retail, Inc.* - Class A (Internet & Direct Marketing Retail)	264	681
R1 RCM, Inc.* (Health Care Providers & Services)	113	1,617
Rackspace Technology, Inc.* (IT Services)	43	129
Radian Group, Inc. (Thrifts & Mortgage Finance)	119	2,631
Radiant Logistics, Inc.* (Air Freight & Logistics)	28	157
Radius Global Infrastructure, Inc.* - Class A (Diversified Telecommunication Services)	58	781
RadNet, Inc.* (Health Care Providers & Services)	38	800
Rallybio Corp.* (Biotechnology)	14	97
Ramaco Resources, Inc. (Metals & Mining)	17	177
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	80	3,238
Ranger Oil Corp. (Oil, Gas & Consumable Fuels)	14	588
Ranpak Holdings Corp.* (Containers & Packaging)	33	253
Rapid7, Inc.* (Software)	44	1,754
RAPT Therapeutics, Inc.* (Biotechnology)	20	581
Rayonier Advanced Materials, Inc.* (Chemicals)	46	319
RBB Bancorp (Banks)	11	222
RBC Bearings, Inc.* (Machinery)	21	5,124
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	6	545
RE/MAX Holdings, Inc. (Real Estate Management & Development)	13	297
Ready Capital Corp. (Mortgage Real Estate Investment Trusts (REITs))	55	728
Realogy Holdings Corp.* (Real Estate Management & Development)	81	687
Reata Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	21	910
Recursion Pharmaceuticals, Inc.* - Class A (Biotechnology)	103	858
Red River Bancshares, Inc. (Banks)	3	153
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	38	1,710
Red Violet, Inc.* (Professional Services)	7	166
Redfin Corp.* (Real Estate Management & Development)	80	598
Redwire Corp.*(a) (Aerospace & Defense)	15	38
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	85	711
REGENXBIO, Inc.* (Biotechnology)	30	696
Regional Management Corp. (Consumer Finance)	6	207
Relay Therapeutics, Inc.* (Biotechnology)	64	1,373
Relmada Therapeutics, Inc.* (Pharmaceuticals)	21	85
Remitly Global, Inc.* (IT Services)	75	905
Renasant Corp. (Banks)	41	1,459
Rent the Runway, Inc.* - Class A (Internet & Direct Marketing Retail)	36	154
Rent-A-Center, Inc. (Specialty Retail)	38	1,022
Repay Holdings Corp.* (IT Services)	66	643
Replimune Group, Inc.* (Biotechnology)	31	863
Republic Bancorp, Inc. - Class A (Banks)	7	315

See accompanying notes to schedules of portfolio investments.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Republic First Bancorp, Inc.* (Banks)	42	$92
Reservoir Media, Inc.* (Entertainment)	15	106
Resideo Technologies, Inc.* (Building Products)	109	2,096
Resolute Forest Products, Inc.* (Paper & Forest Products)	35	760
Resources Connection, Inc. (Professional Services)	24	414
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts (REITs))	91	1,441
REV Group, Inc. (Machinery)	25	320
Revance Therapeutics, Inc.* (Pharmaceuticals)	61	2,115
REVOLUTION Medicines, Inc.* (Biotechnology)	57	1,524
Revolve Group, Inc.* (Internet & Direct Marketing Retail)	31	885
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	12	393
Ribbon Communications, Inc.* (Communications Equipment)	54	190
Rigel Pharmaceuticals, Inc.* (Biotechnology)	130	213
Rigetti Computing, Inc.* (Semiconductors & Semiconductor Equipment)	59	46
Riley Exploration Permian, Inc. (Oil, Gas & Consumable Fuels)	8	266
Rimini Street, Inc.* (Software)	37	167
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	71	168
Riot Platforms, Inc.*(a) (Software)	119	746
Rite Aid Corp.* (Food & Staples Retailing)	42	153
RLI Corp. (Insurance)	29	3,841
RLJ Lodging Trust (Equity Real Estate Investment Trusts (REITs))	121	1,521
Rocket Lab USA, Inc.* (Aerospace & Defense)	162	805
Rocket Pharmaceuticals, Inc.* (Biotechnology)	40	869
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	5	157
Rogers Corp.* (Electronic Equipment, Instruments & Components)	14	1,954
Root, Inc.* - Class A (Insurance)	6	35
Rover Group, Inc.* (Diversified Consumer Services)	71	290
RPC, Inc. (Energy Equipment & Services)	56	556
RPT Realty (Equity Real Estate Investment Trusts (REITs))	64	671
RumbleON, Inc.* - Class B (Internet & Direct Marketing Retail)	8	67
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	31	1,668
Rush Enterprises, Inc. - Class B (Trading Companies & Distributors)	5	291
Rush Street Interactive, Inc.* (Hotels, Restaurants & Leisure)	46	197
Ruth's Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	24	415
RxSight, Inc.* (Health Care Equipment & Supplies)	15	210
Ryerson Holding Corp. (Metals & Mining)	15	573
Ryman Hospitality Properties, Inc. - Class I (Equity Real Estate Investment Trusts (REITs))	41	3,807
S&T Bancorp, Inc. (Banks)	29	1,055
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	174	2,349
Sabre Corp.* (IT Services)	245	1,668
Safe Bulkers, Inc. (Marine)	54	178
Safehold, Inc. (Equity Real Estate Investment Trusts (REITs))	20	699
Safety Insurance Group, Inc. (Insurance)	11	928
Sage Therapeutics, Inc.* (Biotechnology)	39	1,729
Saia, Inc.* (Road & Rail)	20	5,455
Sally Beauty Holdings, Inc.* (Specialty Retail)	81	1,262
Sana Biotechnology, Inc.* (Biotechnology)	67	306
SandRidge Energy, Inc.* (Oil, Gas & Consumable Fuels)	24	379
Sandy Spring Bancorp, Inc. (Banks)	33	1,115
Sangamo Therapeutics, Inc.* (Biotechnology)	101	352
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	43	2,620
Sapiens International Corp. N.V. (Software)	24	544
Sarcos Technology and Robotics Corp.* (Machinery)	82	49
Saul Centers, Inc. (Equity Real Estate Investment Trusts (REITs))	9	385
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	19	626
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	19	643
Scholastic Corp. (Media)	22	973
Schrodinger, Inc.* (Health Care Technology)	41	991
Science 37 Holdings, Inc.* (Life Sciences Tools & Services)	47	25
Scilex Holding Co.* (Pharmaceuticals)	49	386
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	35	1,675
Sculptor Capital Management, Inc. (Capital Markets)	19	177
Seacoast Banking Corp. of Florida (Banks)	55	1,766
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	30	1,872
SecureWorks Corp.* - Class A (Software)	8	64
Seer, Inc.* (Life Sciences Tools & Services)	39	177
Select Energy Services, Inc. (Energy Equipment & Services)	54	474
Select Medical Holdings Corp. (Health Care Providers & Services)	78	2,267
Selective Insurance Group, Inc. (Insurance)	45	4,275
Selectquote, Inc.* (Insurance)	102	88
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	48	1,585
Seneca Foods Corp.* - Class A (Food Products)	4	250
Senseonics Holdings, Inc.* (Health Care Equipment & Supplies)	356	402
Sensient Technologies Corp. (Chemicals)	32	2,422

See accompanying notes to schedules of portfolio investments.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Seres Therapeutics, Inc.* (Biotechnology)	53	$290
Service Properties Trust (Equity Real Estate Investment Trusts (REITs))	124	1,105
ServisFirst Bancshares, Inc. (Banks)	38	2,590
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	86	875
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	28	1,593
Sharecare, Inc.* (Health Care Technology)	224	569
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	36	704
Shoals Technologies Group, Inc.* - Class A (Electrical Equipment)	104	2,901
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	27	5,074
Shoe Carnival, Inc. (Specialty Retail)	13	355
Shore Bancshares, Inc. (Banks)	13	227
ShotSpotter, Inc.* (Software)	7	270
Shutterstock, Inc. (Internet & Direct Marketing Retail)	18	1,355
SI-BONE, Inc.* (Health Care Equipment & Supplies)	26	443
Sierra Bancorp (Banks)	10	211
SIGA Technologies, Inc. (Pharmaceuticals)	35	257
Sight Sciences, Inc.* (Health Care Equipment & Supplies)	16	184
Signet Jewelers, Ltd. (Specialty Retail)	34	2,611
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	25	3,922
Silk Road Medical, Inc.* (Health Care Equipment & Supplies)	28	1,522
SilverBow Resources, Inc.* (Oil, Gas & Consumable Fuels)	9	236
Silvercrest Asset Management Group, Inc. - Class A (Capital Markets)	7	132
Silvergate Capital Corp.* - Class A (Banks)	24	342
Simmons First National Corp. - Class A (Banks)	92	2,053
Simpson Manufacturing Co., Inc. (Building Products)	32	3,428
Simulations Plus, Inc. (Health Care Technology)	12	494
Sinclair Broadcast Group, Inc. - Class A (Media)	30	619
Singular Genomics Systems, Inc.* (Life Sciences Tools & Services)	42	112
SiriusPoint, Ltd.* (Insurance)	69	524
SITE Centers Corp. (Equity Real Estate Investment Trusts (REITs))	147	2,007
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	12	1,383
Sitio Royalties Corp. - Class A (Oil, Gas & Consumable Fuels)	54	1,435
SJW Group (Water Utilities)	20	1,548
Skillsoft Corp.* (Professional Services)	61	117
Skillz, Inc.* (Entertainment)	237	189
Skyline Champion Corp.* (Household Durables)	40	2,358
SkyWater Technology, Inc.* (Semiconductors & Semiconductor Equipment)	8	87
SkyWest, Inc.* (Airlines)	38	789
Sleep Number Corp.* (Specialty Retail)	16	550
SM Energy Co. (Oil, Gas & Consumable Fuels)	91	2,991
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	36	619
SmartFinancial, Inc. (Banks)	12	324
SmartRent, Inc.* (Electronic Equipment, Instruments & Components)	91	266
Smith & Wesson Brands, Inc. (Leisure Products)	34	377
Snap One Holdings Corp.* (Household Durables)	14	134
Solaris Oilfield Infrastructure, Inc. (Energy Equipment & Services)	24	254
SolarWinds Corp.* (IT Services)	36	366
Solid Power, Inc.* (Auto Components)	100	335
Solo Brands, Inc.* - Class A (Leisure Products)	17	75
SomaLogic, Inc.* (Life Sciences Tools & Services)	113	393
Sonder Holdings, Inc.* (Hotels, Restaurants & Leisure)	143	192
Sonic Automotive, Inc. - Class A (Specialty Retail)	14	752
Sonos, Inc.* (Household Durables)	96	1,770
Sorrento Therapeutics, Inc.* (Biotechnology)	347	333
South Plains Financial, Inc. (Banks)	7	197
Southern First Bancshares, Inc.* (Banks)	6	253
Southern Missouri Bancorp, Inc. (Thrifts & Mortgage Finance)	6	291
Southside Bancshares, Inc. (Banks)	23	871
SouthState Corp. (Banks)	56	4,457
Southwest Gas Holdings, Inc. (Gas Utilities)	50	3,347
Sovos Brands, Inc.* (Food Products)	29	393
SP Plus Corp.* (Commercial Services & Supplies)	15	566
SpartanNash Co. (Food & Staples Retailing)	26	824
Spire Global, Inc.* (Technology Hardware, Storage & Peripherals)	94	112
Spire, Inc. (Gas Utilities)	38	2,744
Spirit Airlines, Inc. (Airlines)	82	1,627
Sportsman's Warehouse Holdings, Inc.* (Specialty Retail)	29	273
SpringWorks Therapeutics, Inc.* (Biotechnology)	27	848
Sprout Social, Inc.* - Class A (Software)	35	2,239
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	80	2,555
SPS Commerce, Inc.* (Software)	27	3,673
SPX Technologies, Inc.* (Machinery)	33	2,475
Squarespace, Inc.* - Class A (IT Services)	23	546
STAAR Surgical Co.* (Health Care Equipment & Supplies)	36	2,540
STAG Industrial, Inc. (Equity Real Estate Investment Trusts (REITs))	136	4,841

See accompanying notes to schedules of portfolio investments.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Stagwell, Inc.* (Media)	58	$407
Standard Motor Products, Inc. (Auto Components)	15	607
Standex International Corp. (Machinery)	9	1,040
Steelcase, Inc. - Class A (Commercial Services & Supplies)	66	515
Stellar Bancorp, Inc. (Banks)	34	956
Stem, Inc.* (Electrical Equipment)	108	1,065
Stepan Co. (Chemicals)	16	1,757
StepStone Group, Inc. - Class A (Capital Markets)	41	1,197
Sterling Bancorp, Inc.* (Thrifts & Mortgage Finance)	13	79
Sterling Check Corp.* (Professional Services)	18	251
Sterling Construction Co., Inc.* (Construction & Engineering)	22	801
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	58	2,080
Stewart Information Services Corp. (Insurance)	20	955
Stitch Fix, Inc.* - Class A (Internet & Direct Marketing Retail)	63	328
Stock Yards Bancorp, Inc. (Banks)	22	1,319
Stoke Therapeutics, Inc.* (Biotechnology)	17	169
StoneCo, Ltd.* - Class A (IT Services)	209	2,331
Stoneridge, Inc.* (Auto Components)	20	493
StoneX Group, Inc.* (Capital Markets)	13	1,142
Strategic Education, Inc. (Diversified Consumer Services)	17	1,587
Stratus Properties, Inc. (Real Estate Management & Development)	4	88
Stride, Inc.* (Diversified Consumer Services)	31	1,331
Sturm Ruger & Co., Inc. (Leisure Products)	13	740
Summit Financial Group, Inc. (Banks)	8	208
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	79	673
Summit Materials, Inc.* - Class A (Construction Materials)	90	2,957
Sumo Logic, Inc.* (Software)	87	1,029
Sun Country Airlines Holdings, Inc.* (Airlines)	25	467
SunCoke Energy, Inc. (Metals & Mining)	63	574
Sunlight Financial Holdings, Inc.* (Consumer Finance)	18	23
Sunnova Energy International, Inc.* (Independent Power and Renewable Electricity Producers)	75	1,461
SunOpta, Inc.* (Food Products)	74	605
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	62	1,081
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	160	1,758
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	35	2,532
Superior Group of Cos., Inc. (Textiles, Apparel & Luxury Goods)	9	107
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	37	1,517
Surgery Partners, Inc.* (Health Care Providers & Services)	38	1,262
Surmodics, Inc.* (Health Care Equipment & Supplies)	10	281
Sutro BioPharma, Inc.* (Biotechnology)	41	297
Sweetgreen, Inc.* - Class A (Hotels, Restaurants & Leisure)	67	695
SWK Holdings Corp.* (Diversified Financial Services)	3	57
Sylvamo Corp. (Paper & Forest Products)	27	1,283
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	30	3,750
Syndax Pharmaceuticals, Inc.* (Biotechnology)	40	1,148
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	15	195
Talaris Therapeutics, Inc.* (Biotechnology)	17	25
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	50	991
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts (REITs))	76	1,452
Tango Therapeutics, Inc.* (Biotechnology)	35	231
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	22	338
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	14	221
Tattooed Chef, Inc.* (Food Products)	37	56
Taylor Morrison Home Corp.* (Household Durables)	79	2,827
TechTarget, Inc.* (Media)	20	991
Teekay Corp.* (Oil, Gas & Consumable Fuels)	52	253
Teekay Tankers, Ltd.* - Class A (Oil, Gas & Consumable Fuels)	17	522
TEGNA, Inc. (Media)	168	3,347
Tejon Ranch Co.* (Real Estate Management & Development)	16	320
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	76	1,016
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	384	764
Telos Corp.* (Software)	41	199
Tenable Holdings, Inc.* (Software)	84	3,378
Tenaya Therapeutics, Inc.* (Biotechnology)	21	72
Tennant Co. (Machinery)	14	982
Tenon Medical, Inc.* (Health Care Equipment & Supplies)	6	14
Terawulf, Inc.* (Software)	16	16
Terex Corp. (Machinery)	50	2,549
Terran Orbital Corp.* (Aerospace & Defense)	31	60
Terreno Realty Corp. (Equity Real Estate Investment Trusts (REITs))	56	3,607
TETRA Technologies, Inc.* (Energy Equipment & Services)	94	372
Texas Capital Bancshares, Inc.* (Banks)	38	2,510
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	50	5,022
Textainer Group Holdings, Ltd. (Trading Companies & Distributors)	33	1,119
TG Therapeutics, Inc.* (Biotechnology)	100	1,523

See accompanying notes to schedules of portfolio investments.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
The Andersons, Inc. (Food & Staples Retailing)	24	$883
The Arena Group Holdings, Inc.* (Interactive Media & Services)	9	80
The Bancorp, Inc.* (Banks)	41	1,391
The Bank of NT Butterfield & Son, Ltd. (Banks)	37	1,183
The Beachbody Co., Inc.* (Diversified Consumer Services)	79	49
The Beauty Health Co.* (Personal Products)	71	809
The Brink's Co. (Commercial Services & Supplies)	34	2,230
The Buckle, Inc. (Specialty Retail)	23	1,012
The Cato Corp. - Class A (Specialty Retail)	14	139
The Cheesecake Factory, Inc.(a) (Hotels, Restaurants & Leisure)	36	1,413
The Chefs' Warehouse, Inc.* (Food & Staples Retailing)	26	994
The Children's Place, Inc.* (Specialty Retail)	10	454
The Container Store Group, Inc.* (Specialty Retail)	24	125
The Duckhorn Portfolio, Inc.* (Beverages)	32	518
The E.W. Scripps Co.* - Class A (Media)	44	658
The Ensign Group, Inc. (Health Care Providers & Services)	41	3,824
The First Bancorp, Inc. (Banks)	7	208
The First Bancshares, Inc. (Banks)	16	490
The First of Long Island Corp. (Banks)	17	300
The GEO Group, Inc.* (Equity Real Estate Investment Trusts (REITs))	89	1,024
The Goodyear Tire & Rubber Co.* (Auto Components)	211	2,374
The Gorman-Rupp Co. (Machinery)	17	488
The Greenbrier Cos., Inc. (Machinery)	24	742
The Hackett Group, Inc. (IT Services)	20	442
The Hain Celestial Group, Inc.* (Food Products)	67	1,375
The Honest Co., Inc.* (Personal Products)	50	165
The Joint Corp.* (Health Care Providers & Services)	11	200
The Lovesac Co.* (Household Durables)	10	257
The Macerich Co. (Equity Real Estate Investment Trusts (REITs))	162	2,226
The Manitowoc Co., Inc.* (Machinery)	26	356
The Marcus Corp. (Entertainment)	18	273
The Necessity Retail REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	101	690
The ODP Corp.* (Specialty Retail)	30	1,548
The Oncology Institute, Inc.* (Health Care Providers & Services)	26	38
The ONE Group Hospitality, Inc.* (Hotels, Restaurants & Leisure)	17	128
The Pennant Group, Inc.* (Health Care Providers & Services)	19	246
The RealReal, Inc.* (Internet & Direct Marketing Retail)	67	123
The RMR Group, Inc. - Class A (Real Estate Management & Development)	12	372
The Shyft Group, Inc. (Machinery)	26	866
The Simply Good Foods Co.* (Food Products)	67	2,432
The St Joe Co. (Real Estate Management & Development)	26	1,225
The Vita Coco Co., Inc.*(a) (Beverages)	21	285
The York Water Co. (Water Utilities)	11	500
Theravance Biopharma, Inc.*(a) (Pharmaceuticals)	49	530
Thermon Group Holdings, Inc.* (Electrical Equipment)	25	578
Theseus Pharmaceuticals, Inc.* (Pharmaceuticals)	13	182
Third Coast Bancshares, Inc.* (Banks)	10	185
Third Harmonic Bio, Inc.* (Pharmaceuticals)	10	44
Thorne HealthTech, Inc.* (Personal Products)	10	46
ThredUp, Inc.* - Class A (Internet & Direct Marketing Retail)	44	76
Thryv Holdings, Inc.* (Media)	19	425
Tidewater, Inc.* (Energy Equipment & Services)	35	1,519
Tile Shop Holdings, Inc.* (Specialty Retail)	23	115
Tilly's, Inc.* - Class A (Specialty Retail)	17	151
TimkenSteel Corp.* (Metals & Mining)	33	649
Tiptree, Inc. (Insurance)	19	285
Titan International, Inc.* (Machinery)	39	651
Titan Machinery, Inc.* (Trading Companies & Distributors)	15	659
Tompkins Financial Corp. (Banks)	10	753
Tootsie Roll Industries, Inc. (Food Products)	12	537
Topgolf Callaway Brands Corp.* (Leisure Products)	105	2,571
Torrid Holdings, Inc.* (Specialty Retail)	11	41
TowneBank (Banks)	51	1,554
TPG RE Finance Trust, Inc. - Class T (Mortgage Real Estate Investment Trusts (REITs))	52	453
TPI Composites, Inc.* (Electrical Equipment)	28	365
Traeger, Inc.* (Household Durables)	25	91
Transcat, Inc.* (Trading Companies & Distributors)	5	418
Transcontinental Realty Investors, Inc.* (Real Estate Management & Development)	1	46
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	23	1,449
Transphorm, Inc.* (Semiconductors & Semiconductor Equipment)	17	79
TravelCenters of America, Inc.* (Specialty Retail)	10	455
Travere Therapeutics, Inc.* (Biotechnology)	46	1,030
Treace Medical Concepts, Inc.* (Health Care Equipment & Supplies)	25	577
Trean Insurance Group, Inc.* (Insurance)	17	104
Tredegar Corp. (Chemicals)	20	243
TreeHouse Foods, Inc.* (Food Products)	38	1,840
Tri Pointe Homes, Inc.* (Household Durables)	76	1,679
TriCo Bancshares (Banks)	23	1,163
TriMas Corp. (Containers & Packaging)	32	985

See accompanying notes to schedules of portfolio investments.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
TriNet Group, Inc.* (Professional Services)	28	$2,113
Trinity Industries, Inc. (Machinery)	62	1,784
Trinseo PLC (Chemicals)	26	722
Triton International, Ltd. (Trading Companies & Distributors)	44	3,109
Triumph Financial, Inc.* (Banks)	18	1,003
Triumph Group, Inc.* (Aerospace & Defense)	48	547
Tronox Holdings PLC - Class A (Chemicals)	88	1,509
TrueBlue, Inc.* (Professional Services)	24	471
TrueCar, Inc.* (Interactive Media & Services)	66	206
Trupanion, Inc.* (Insurance)	29	1,712
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	14	503
Trustmark Corp. (Banks)	46	1,340
TTEC Holdings, Inc. (IT Services)	14	712
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	76	1,195
Tucows, Inc.* (IT Services)	7	232
Tupperware Brands Corp.* (Household Durables)	33	146
Turning Point Brands, Inc. (Tobacco)	11	255
Turtle Beach Corp.* (Technology Hardware, Storage & Peripherals)	12	114
TuSimple Holdings, Inc.* - Class A (Road & Rail)	105	221
Tutor Perini Corp.* (Construction & Engineering)	32	293
Twist Bioscience Corp.* (Biotechnology)	42	1,205
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts (REITs))	65	1,166
Tyra Biosciences, Inc.* (Biotechnology)	10	106
U.S. Cellular Corp.* (Wireless Telecommunication Services)	11	269
U.S. Lime & Minerals, Inc. (Construction Materials)	2	304
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	10	992
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	56	685
Udemy, Inc.* (Diversified Consumer Services)	55	690
UFP Industries, Inc. (Building Products)	45	4,209
UFP Technologies, Inc.* (Health Care Equipment & Supplies)	5	569
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	34	1,144
UMB Financial Corp. (Banks)	33	2,975
UMH Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	38	681
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	11	94
UniFirst Corp. (Commercial Services & Supplies)	11	2,183
Unisys Corp.* (IT Services)	50	271
United Bankshares, Inc. (Banks)	98	3,939
United Community Banks, Inc. (Banks)	80	2,602
United Fire Group, Inc. (Insurance)	16	504
United Natural Foods, Inc.* (Food & Staples Retailing)	44	1,831
Uniti Group, Inc. (Equity Real Estate Investment Trusts (REITs))	179	1,180
Unitil Corp. (Multi-Utilities)	12	626
Unity Bancorp, Inc. (Banks)	5	132
Universal Corp. (Tobacco)	18	979
Universal Electronics, Inc.* (Household Durables)	9	211
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts (REITs))	10	548
Universal Insurance Holdings, Inc. (Insurance)	19	242
Universal Logistics Holdings, Inc. (Road & Rail)	5	180
Universal Technical Institute, Inc.* (Diversified Consumer Services)	25	190
Univest Financial Corp. (Banks)	22	597
Upland Software, Inc.* (Software)	22	192
Upwork, Inc.* (Professional Services)	91	1,179
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	266	1,072
Urban Edge Properties (Equity Real Estate Investment Trusts (REITs))	86	1,355
Urban One, Inc.* (Media)	8	40
Urban One, Inc.* (Media)	6	42
Urban Outfitters, Inc.* (Specialty Retail)	48	1,315
Ur-Energy, Inc.* (Oil, Gas & Consumable Fuels)	158	207
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts (REITs))	22	413
USANA Health Sciences, Inc.* (Personal Products)	8	468
USCB Financial Holdings, Inc.* (Banks)	8	96
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	3	276
Utz Brands, Inc. (Food Products)	49	816
V2X, Inc.* (Aerospace & Defense)	9	397
VAALCO Energy, Inc. (Oil, Gas & Consumable Fuels)	80	372
Vacasa, Inc.*(a) - Class A (Hotels, Restaurants & Leisure)	87	152
Valaris, Ltd.* (Energy Equipment & Services)	46	3,341
Valhi, Inc. (Chemicals)	2	52
Valley National Bancorp (Banks)	324	3,848
Value Line, Inc. (Capital Markets)	1	52
Vanda Pharmaceuticals, Inc.* (Biotechnology)	42	323
Varex Imaging Corp.* (Health Care Equipment & Supplies)	29	623
Varonis Systems, Inc.* (Software)	82	2,119
Vaxart, Inc.* (Biotechnology)	97	105
Vaxcyte, Inc.* (Pharmaceuticals)	54	2,449
VBI Vaccines, Inc.* (Biotechnology)	145	84
Vector Group, Ltd. (Tobacco)	108	1,399
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	38	755

See accompanying notes to schedules of portfolio investments.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Velo3D, Inc.* (Technology Hardware, Storage & Peripherals)	43	$103
Velocity Financial, Inc.* (Thrifts & Mortgage Finance)	6	61
Velodyne Lidar, Inc.* (Electronic Equipment, Instruments & Components)	157	184
Ventyx Biosciences, Inc.* (Pharmaceuticals)	19	798
Vera Therapeutics, Inc.* (Biotechnology)	11	93
Veracyte, Inc.* (Biotechnology)	54	1,357
Veradigm, Inc.* (Health Care Technology)	81	1,451
Vericel Corp.* (Biotechnology)	36	989
Verint Systems, Inc.* (Software)	48	1,823
Veris Residential, Inc.* (Equity Real Estate Investment Trusts (REITs))	65	1,125
Veritex Holdings, Inc. (Banks)	40	1,126
Veritiv Corp. (Trading Companies & Distributors)	10	1,250
Veritone, Inc.* (Software)	24	203
Verra Mobility Corp.* - Class C (IT Services)	106	1,636
Vertex Energy, Inc.* (Oil, Gas & Consumable Fuels)	41	298
Veru, Inc.* (Personal Products)	49	282
Verve Therapeutics, Inc.* (Biotechnology)	35	796
Via Renewables, Inc. (Multi-Utilities)	9	60
Viad Corp.* (Commercial Services & Supplies)	15	443
Viant Technology, Inc.* - Class A (Software)	11	50
Viavi Solutions, Inc.* (Communications Equipment)	171	1,932
Vicarious Surgical, Inc.* (Health Care Equipment & Supplies)	42	114
Vicor Corp.* (Electrical Equipment)	17	1,180
Victory Capital Holdings, Inc. - Class A (Capital Markets)	12	356
View, Inc.* (Building Products)	86	71
ViewRay, Inc.* (Health Care Equipment & Supplies)	111	509
Village Super Market, Inc. - Class A (Food & Staples Retailing)	6	140
Vimeo, Inc.* (Interactive Media & Services)	108	490
Vinco Ventures, Inc.* (Leisure Products)	177	131
Vintage Wine Estates, Inc.* (Beverages)	24	69
Vir Biotechnology, Inc.* (Biotechnology)	55	1,625
Virgin Galactic Holdings, Inc.*(a) (Aerospace & Defense)	182	1,005
Viridian Therapeutics, Inc.* (Biotechnology)	28	1,023
Virtus Investment Partners, Inc. (Capital Markets)	5	1,074
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	98	2,243
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	9	389
Vista Outdoor, Inc.* (Leisure Products)	42	1,233
VistaGen Therapeutics, Inc.* (Biotechnology)	156	40
Visteon Corp.* (Auto Components)	21	3,283
Vital Energy, Inc.* (Oil, Gas & Consumable Fuels)	12	675
Vital Farms, Inc.* (Food Products)	22	387
Vivid Seats, Inc.* - Class A (Internet & Direct Marketing Retail)	19	162
Vivint Smart Home, Inc.* (Diversified Consumer Services)	71	851
Vizio Holding Corp.* - Class A (Household Durables)	52	456
Volta, Inc.* (Specialty Retail)	93	80
VSE Corp. (Commercial Services & Supplies)	8	439
Vuzix Corp.* (Household Durables)	45	234
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	71	442
Wabash National Corp. (Machinery)	36	927
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	23	2,194
Warby Parker, Inc.* - Class A (Specialty Retail)	63	1,017
Warrior Met Coal, Inc. (Metals & Mining)	39	1,477
Washington Federal, Inc. (Banks)	49	1,738
Washington Trust Bancorp, Inc. (Banks)	13	556
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	14	225
Watts Water Technologies, Inc. - Class A (Machinery)	21	3,434
WD-40 Co. (Household Products)	10	1,745
Weatherford International PLC* (Energy Equipment & Services)	53	3,015
Weave Communications, Inc.* (Software)	24	125
Weber, Inc.(a) - Class A (Household Durables)	20	163
Weis Markets, Inc. (Food & Staples Retailing)	12	1,036
Wejo Group, Ltd.* (Interactive Media & Services)	43	38
Werner Enterprises, Inc. (Road & Rail)	48	2,254
WesBanco, Inc. (Banks)	43	1,598
WESCO International, Inc.* (Trading Companies & Distributors)	1	149
West Bancorp, Inc. (Banks)	12	263
Westamerica Bancorp (Banks)	20	1,111
Weyco Group, Inc. (Distributors)	4	109
Wheels Up Experience, Inc.* (Airlines)	121	149
Whitestone REIT (Equity Real Estate Investment Trusts (REITs))	35	364
Whole Earth Brands, Inc.* (Food Products)	31	117
WideOpenWest, Inc.* (Media)	40	460
Willdan Group, Inc.* (Professional Services)	9	171
Wingstop, Inc. (Hotels, Restaurants & Leisure)	23	3,645
Winmark Corp. (Specialty Retail)	2	562
Winnebago Industries, Inc. (Automobiles)	22	1,401
WisdomTree, Inc. (Capital Markets)	103	593
WM Technology, Inc.* (Software)	57	72
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	58	936
Workhorse Group, Inc.* (Automobiles)	115	254
Workiva, Inc.* (Software)	36	3,115
World Acceptance Corp.* (Consumer Finance)	3	287

See accompanying notes to schedules of portfolio investments.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	46	$1,302
Worthington Industries, Inc. (Metals & Mining)	24	1,365
WSFS Financial Corp. (Thrifts & Mortgage Finance)	46	2,222
WW International, Inc.* (Diversified Consumer Services)	41	204
Xencor, Inc.* (Biotechnology)	43	1,416
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts (REITs))	86	1,281
Xeris Biopharma Holdings, Inc.* (Pharmaceuticals)	100	124
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	86	1,409
Xometry, Inc.*(a) - Class A (Internet & Direct Marketing Retail)	26	911
Xos, Inc.*(a) (Machinery)	42	40
XPEL, Inc.* (Auto Components)	16	1,217
Xperi, Inc.* (Software)	31	321
Xponential Fitness, Inc.* - Class A (Hotels, Restaurants & Leisure)	13	357
Yelp, Inc.* (Interactive Media & Services)	51	1,607
Yext, Inc.* (Software)	86	598
Y-mAbs Therapeutics, Inc.* (Biotechnology)	28	126
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	35	826
Zeta Global Holdings Corp.* - Class A (Software)	84	763
Ziff Davis, Inc.* (Interactive Media & Services)	34	3,042
Zimvie, Inc.* (Health Care Equipment & Supplies)	16	157
ZipRecruiter, Inc.* (Interactive Media & Services)	55	1,080
Zumiez, Inc.* (Specialty Retail)	12	310
Zuora, Inc.* - Class A (Software)	94	744
Zurn Elkay Water Solutions Corp. (Building Products)	93	2,033
Zynex, Inc.* (Health Care Equipment & Supplies)	16	226
TOTAL COMMON STOCKS
(Cost $1,004,860)		1,879,172

Right(NM)
Zogenix, Inc. CVR;*+(b) (Pharmaceuticals)	40	27
TOTAL RIGHT
(Cost $–)		27

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	290	$—
TOTAL TRUST
(Cost $–)		—

Repurchase Agreements(c)(d) (41.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%-4.22%, dated 1/31/23, due 2/1/23, total to be received $1,276,149	$1,276,000	$1,276,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,276,000)		1,276,000

Collateral for Securities Loaned(e) (0.5%)

	Shares	Value
Invesco Government & Agency Portfolio-Institutional Shares, 4.32%(f)	16,510	$16,510
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $16,510)		16,510
TOTAL INVESTMENT SECURITIES
(Cost $2,297,370) - 103.3%		3,171,709
Net other assets (liabilities) - (3.3)%		(103,450)
NET ASSETS - 100.0%		$3,068,259

*	Non-income producing security.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of January 31, 2023, these securities represented less than 0.005% of the net assets of the Fund.
(a)	All or part of this security was on loan as of January 31, 2023. The total value of securities on loan as of January 31, 2023 was $16,172.
(b)	On March 7, 2022, UCB SA acquired Zogenix Inc. As part of the acquisition, shareholders of Zogenix Inc. are entitled to a CVR per share of Zogenix Inc. held. The CVR has a potential cash payment of $2.00 upon EU approval by December 31, 2023, of FINTEPLA® as an orphan medicine for treatment of Lennox-Gastaut syndrome (LGS). Subsequent to the date of this report, it was determined that the required contingencies of this CVR had been satisfied. Consequently, each outstanding CVR was retired in exchange for a $2.00 cash payment, effective February 24, 2023.
(c)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2023, the aggregate amount held in a segregated account was $183,000.
(e)	Securities were purchased with cash collateral held from securities on loan at January 31, 2023.
(f)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2023.
CVR	Contingent Value Rights
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	2/27/23	4.73%	$936,991	$12,213
Russell 2000 Index	UBS AG	2/27/23	4.33%	253,085	2,580
				$1,190,076	$14,793

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

Small-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Small-Cap ProFund invested in the following industries as of January 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$18,581	0.6%
Air Freight & Logistics	7,724	0.3%
Airlines	5,933	0.2%
Auto Components	27,345	0.9%
Automobiles	3,210	0.1%
Banks	170,431	5.5%
Beverages	10,843	0.4%
Biotechnology	134,518	4.4%
Building Products	25,114	0.8%
Capital Markets	31,128	1.0%
Chemicals	38,822	1.3%
Commercial Services & Supplies	26,077	0.8%
Communications Equipment	16,768	0.5%
Construction & Engineering	30,150	1.0%
Construction Materials	3,261	0.1%
Consumer Discretionary Products	516	NM
Consumer Finance	11,819	0.4%
Containers & Packaging	6,210	0.2%
Distributors	399	NM
Diversified Consumer Services	20,402	0.7%
Diversified Financial Services	5,970	0.2%
Diversified Telecommunication Services	12,085	0.4%
Electric Utilities	12,977	0.4%
Electrical Equipment	27,145	0.9%
Electronic Equipment, Instruments & Components	44,402	1.4%
Energy Equipment & Services	40,684	1.3%
Entertainment	5,730	0.2%
Equity Real Estate Investment Trusts (REITs)	112,367	3.6%
Food & Staples Retailing	11,069	0.4%
Food Products	21,350	0.7%
Gas Utilities	19,195	0.6%
Health Care Equipment & Supplies	64,304	2.1%
Health Care Providers & Services	47,416	1.5%
Health Care Technology	16,612	0.5%
Hotels, Restaurants & Leisure	47,746	1.6%
Household Durables	32,052	1.0%
Household Products	5,083	0.2%
Independent Power and Renewable Electricity Producers	8,612	0.3%
Industrial Conglomerates	453	NM
Insurance	38,952	1.3%
Interactive Media & Services	12,966	0.4%
Internet & Direct Marketing Retail	7,991	0.3%
IT Services	38,752	1.3%
Leisure Products	11,853	0.4%
Life Sciences Tools & Services	14,204	0.5%
Machinery	74,782	2.4%
Marine	4,634	0.2%
Media	17,271	0.6%
Metals & Mining	31,267	1.0%
Mortgage Real Estate Investment Trusts (REITs)	24,021	0.8%
Multiline Retail	1,524	NM
Multi-Utilities	8,967	0.3%
Oil, Gas & Consumable Fuels	83,089	2.7%
Paper & Forest Products	3,820	0.1%
Personal Products	13,918	0.5%
Pharmaceuticals	34,350	1.1%
Professional Services	29,609	1.0%
Real Estate Management & Development	13,078	0.4%
Road & Rail	11,790	0.4%
Semiconductors & Semiconductor Equipment	52,721	1.7%
Software	85,370	2.8%
Specialty Retail	43,880	1.4%
Technology Hardware, Storage & Peripherals	7,265	0.2%
Textiles, Apparel & Luxury Goods	13,732	0.4%
Thrifts & Mortgage Finance	27,842	0.9%
Tobacco	2,767	0.1%
Trading Companies & Distributors	32,678	1.1%
Water Utilities	8,913	0.3%
Wireless Telecommunication Services	2,690	0.1%
Other **	1,189,060	38.8%
Total	$3,068,259	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

UltraBull ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks (68.4%)

	Shares	Value
3M Co. (Industrial Conglomerates)	1,267	$145,806
A.O. Smith Corp. (Building Products)	290	19,633
Abbott Laboratories (Health Care Equipment & Supplies)	3,997	441,867
AbbVie, Inc. (Biotechnology)	4,054	598,978
Accenture PLC - Class A (IT Services)	1,445	403,227
Activision Blizzard, Inc. (Entertainment)	1,632	124,962
Adobe, Inc.* (Software)	1,066	394,783
Advance Auto Parts, Inc. (Specialty Retail)	137	20,862
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	3,696	277,754
Aflac, Inc. (Insurance)	1,297	95,330
Agilent Technologies, Inc. (Life Sciences Tools & Services)	679	103,262
Air Products & Chemicals, Inc. (Chemicals)	508	162,818
Akamai Technologies, Inc.* (IT Services)	360	32,022
Alaska Air Group, Inc.* (Airlines)	291	14,940
Albemarle Corp. (Chemicals)	269	75,710
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts (REITs))	342	54,973
Align Technology, Inc.* (Health Care Equipment & Supplies)	167	45,045
Allegion PLC (Building Products)	201	23,628
Alliant Energy Corp. (Electric Utilities)	576	31,121
Alphabet, Inc.* - Class A (Interactive Media & Services)	13,691	1,353,219
Alphabet, Inc.* - Class C (Interactive Media & Services)	12,136	1,212,022
Altria Group, Inc. (Tobacco)	4,108	185,024
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	20,344	2,098,077
Amcor PLC (Containers & Packaging)	3,414	41,173
Ameren Corp. (Multi-Utilities)	592	51,427
American Airlines Group, Inc.* (Airlines)	1,490	24,049
American Electric Power Co., Inc. (Electric Utilities)	1,178	110,685
American Express Co. (Consumer Finance)	1,370	239,654
American International Group, Inc. (Insurance)	1,703	107,664
American Tower Corp. (Equity Real Estate Investment Trusts (REITs))	1,067	238,358
American Water Works Co., Inc. (Water Utilities)	416	65,100
Ameriprise Financial, Inc. (Capital Markets)	244	85,429
AmerisourceBergen Corp. (Health Care Providers & Services)	372	62,853
AMETEK, Inc. (Electrical Equipment)	527	76,373
Amgen, Inc. (Biotechnology)	1,223	308,685
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	1,365	108,887
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,179	202,163
ANSYS, Inc.* (Software)	200	53,272
Aon PLC (Insurance)	475	151,373
APA Corp. (Oil, Gas & Consumable Fuels)	737	32,671
Apple, Inc. (Technology Hardware, Storage & Peripherals)	34,276	4,945,683
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,972	219,858
Aptiv PLC* (Auto Components)	621	70,229
Arch Capital Group, Ltd.* (Insurance)	848	54,569
Archer-Daniels-Midland Co. (Food Products)	1,259	104,308
Arista Networks, Inc.* (Communications Equipment)	567	71,453
Arthur J. Gallagher & Co. (Insurance)	483	94,533
Assurant, Inc. (Insurance)	121	16,043
AT&T, Inc. (Diversified Telecommunication Services)	16,337	332,785
Atmos Energy Corp. (Gas Utilities)	321	37,730
Autodesk, Inc.* (Software)	494	106,289
Automatic Data Processing, Inc. (IT Services)	951	214,745
AutoZone, Inc.* (Specialty Retail)	44	107,309
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	321	56,958
Avery Dennison Corp. (Containers & Packaging)	185	35,046
Baker Hughes Co. (Energy Equipment & Services)	2,296	72,875
Ball Corp. (Containers & Packaging)	719	41,876
Bank of America Corp. (Banks)	15,999	567,645
Bath & Body Works, Inc. (Specialty Retail)	524	24,109
Baxter International, Inc. (Health Care Equipment & Supplies)	1,156	52,818
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	654	164,952
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	4,130	1,286,578
Best Buy Co., Inc. (Specialty Retail)	459	40,722
Biogen, Inc.* (Biotechnology)	330	95,997
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	49	22,906
Bio-Techne Corp. (Life Sciences Tools & Services)	360	28,678
BlackRock, Inc. - Class A (Capital Markets)	345	261,927
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	88	214,201
BorgWarner, Inc. (Auto Components)	537	25,389
Boston Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	327	24,375
Boston Scientific Corp.* (Health Care Equipment & Supplies)	3,283	151,839
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,873	354,023
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	928	542,889
Broadridge Financial Solutions, Inc. (IT Services)	270	40,597
Brown & Brown, Inc. (Insurance)	539	31,564
Brown-Forman Corp. - Class B (Beverages)	419	27,897
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	270	27,046
Cadence Design Systems, Inc.* (Software)	629	115,000

See accompanying notes to schedules of portfolio investments.

UltraBull ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	493	$25,666
Camden Property Trust (Equity Real Estate Investment Trusts (REITs))	245	30,186
Campbell Soup Co. (Food Products)	460	23,888
Capital One Financial Corp. (Consumer Finance)	875	104,125
Cardinal Health, Inc. (Health Care Providers & Services)	601	46,427
CarMax, Inc.* (Specialty Retail)	362	25,503
Carnival Corp.* - Class A (Hotels, Restaurants & Leisure)	2,295	24,832
Carrier Global Corp. (Building Products)	1,917	87,281
Catalent, Inc.* (Pharmaceuticals)	412	22,063
Caterpillar, Inc. (Machinery)	1,193	300,983
Cboe Global Markets, Inc. (Capital Markets)	244	29,983
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	724	61,909
CDW Corp. (Electronic Equipment, Instruments & Components)	310	60,769
Celanese Corp. (Chemicals)	229	28,213
Centene Corp.* (Health Care Providers & Services)	1,298	98,960
CenterPoint Energy, Inc. (Multi-Utilities)	1,443	43,463
Ceridian HCM Holding, Inc.* (Software)	352	25,443
CF Industries Holdings, Inc. (Chemicals)	450	38,115
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	117	28,460
Charter Communications, Inc.* - Class A (Media)	247	94,925
Chevron Corp. (Oil, Gas & Consumable Fuels)	4,078	709,654
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	63	103,722
Chubb, Ltd. (Insurance)	951	216,342
Church & Dwight Co., Inc. (Household Products)	559	45,201
Cigna Corp. (Health Care Providers & Services)	700	221,669
Cincinnati Financial Corp. (Insurance)	360	40,734
Cintas Corp. (Commercial Services & Supplies)	198	87,861
Cisco Systems, Inc. (Communications Equipment)	9,411	458,033
Citigroup, Inc. (Banks)	4,439	231,805
Citizens Financial Group, Inc. (Banks)	1,130	48,952
CME Group, Inc. (Capital Markets)	824	145,568
CMS Energy Corp. (Multi-Utilities)	665	42,021
Cognizant Technology Solutions Corp. - Class A (IT Services)	1,178	78,632
Colgate-Palmolive Co. (Household Products)	1,914	142,650
Comcast Corp. - Class A (Media)	9,886	389,015
Comerica, Inc. (Banks)	300	21,993
Conagra Brands, Inc. (Food Products)	1,098	40,835
ConocoPhillips (Oil, Gas & Consumable Fuels)	2,856	348,061
Consolidated Edison, Inc. (Multi-Utilities)	813	77,487
Constellation Brands, Inc. - Class A (Beverages)	372	86,125
Constellation Energy Corp. (Electric Utilities)	749	63,935
Copart, Inc.* (Commercial Services & Supplies)	983	65,478
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,745	60,394
Corteva, Inc. (Chemicals)	1,637	105,505
CoStar Group, Inc.* (Professional Services)	933	72,680
Costco Wholesale Corp. (Food & Staples Retailing)	1,015	518,807
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	1,808	45,254
Crown Castle, Inc. (Equity Real Estate Investment Trusts (REITs))	993	147,073
CSX Corp. (Road & Rail)	4,820	149,034
Cummins, Inc. (Machinery)	324	80,851
CVS Health Corp. (Health Care Providers & Services)	3,012	265,719
D.R. Horton, Inc. (Household Durables)	717	70,761
Danaher Corp. (Health Care Equipment & Supplies)	1,502	397,098
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	281	41,580
DaVita, Inc.* (Health Care Providers & Services)	126	10,381
Deere & Co. (Machinery)	630	266,389
Delta Air Lines, Inc.* (Airlines)	1,470	57,476
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	493	18,157
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	1,499	94,797
DexCom, Inc.* (Health Care Equipment & Supplies)	886	94,882
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	403	58,886
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	659	75,535
Discover Financial Services (Consumer Finance)	627	73,190
DISH Network Corp.* - Class A (Media)	578	8,317
Dollar General Corp. (Multiline Retail)	517	120,771
Dollar Tree, Inc.* (Multiline Retail)	483	72,537
Dominion Energy, Inc. (Multi-Utilities)	1,910	121,553
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	81	28,593
Dover Corp. (Machinery)	322	48,889
Dow, Inc. (Chemicals)	1,613	95,732
DTE Energy Co. (Multi-Utilities)	444	51,668
Duke Energy Corp. (Electric Utilities)	1,765	180,824
DuPont de Nemours, Inc. (Chemicals)	1,139	84,229
DXC Technology Co.* (IT Services)	528	15,169
Eastman Chemical Co. (Chemicals)	275	24,247
Eaton Corp. PLC (Electrical Equipment)	912	147,935
eBay, Inc. (Internet & Direct Marketing Retail)	1,244	61,578
Ecolab, Inc. (Chemicals)	568	87,943
Edison International (Electric Utilities)	875	60,288

See accompanying notes to schedules of portfolio investments.

UltraBull ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares		Value
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	1,418		$108,761
Electronic Arts, Inc. (Entertainment)	602		77,465
Elevance Health, Inc. (Health Care Providers & Services)	547		273,495
Eli Lilly & Co. (Pharmaceuticals)	1,808		622,223
Emerson Electric Co. (Electrical Equipment)	1,355		122,248
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	311		68,849
Entergy Corp. (Electric Utilities)	466		50,458
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	1,347		178,141
EPAM Systems, Inc.* (IT Services)	132		43,910
EQT Corp. (Oil, Gas & Consumable Fuels)	842		27,508
Equifax, Inc. (Professional Services)	281		62,438
Equinix, Inc. (Equity Real Estate Investment Trusts (REITs))	212		156,484
Equity Residential (Equity Real Estate Investment Trusts (REITs))	780		49,647
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	149		33,684
Etsy, Inc.* (Internet & Direct Marketing Retail)	288		39,623
Everest Re Group, Ltd. (Insurance)	90		31,472
Evergy, Inc. (Electric Utilities)	526		32,954
Eversource Energy (Electric Utilities)	798		65,699
Exelon Corp. (Electric Utilities)	2,278		96,109
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	346		39,548
Expeditors International of Washington, Inc. (Air Freight & Logistics)	364		39,367
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts (REITs))	307		48,454
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	9,439		1,095,018
F5, Inc.* (Communications Equipment)	137		20,229
FactSet Research Systems, Inc. (Capital Markets)	87		36,796
Fastenal Co. (Trading Companies & Distributors)	1,313		66,372
Federal Realty Investment Trust (Equity Real Estate Investment Trusts (REITs))	168		18,737
FedEx Corp. (Air Freight & Logistics)	549		106,429
Fidelity National Information Services, Inc. (IT Services)	1,360		102,054
Fifth Third Bancorp (Banks)	1,574		57,120
First Horizon Corp. (Banks)	–	†	7
First Republic Bank (Banks)	419		59,029
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	227		40,315
FirstEnergy Corp. (Electric Utilities)	1,245		50,983
Fiserv, Inc.* (IT Services)	1,455		155,219
FleetCor Technologies, Inc.* (IT Services)	169		35,289
FMC Corp. (Chemicals)	288		38,341
Ford Motor Co. (Automobiles)	9,054		122,320
Fortinet, Inc.* (Software)	1,486		77,777
Fortive Corp. (Machinery)	811		55,172
Fox Corp. - Class A (Media)	694		23,554
Fox Corp. - Class B (Media)	320		10,144
Franklin Resources, Inc. (Capital Markets)	652		20,342
Freeport-McMoRan, Inc. (Metals & Mining)	3,277		146,219
Garmin, Ltd. (Household Durables)	352		34,806
Gartner, Inc.* (IT Services)	181		61,203
GE HealthCare Technologies, Inc.* (Health Care Equipment & Supplies)	834		57,980
Gen Digital, Inc. (Software)	1,330		30,603
Generac Holdings, Inc.* (Electrical Equipment)	146		17,608
General Dynamics Corp. (Aerospace & Defense)	516		120,259
General Electric Co. (Industrial Conglomerates)	2,504		201,522
General Mills, Inc. (Food Products)	1,360		106,570
General Motors Co. (Automobiles)	3,257		128,065
Genuine Parts Co. (Distributors)	323		54,205
Gilead Sciences, Inc. (Biotechnology)	2,875		241,328
Global Payments, Inc. (IT Services)	619		69,774
Globe Life, Inc. (Insurance)	207		25,016
Halliburton Co. (Energy Equipment & Services)	2,082		85,820
Hartford Financial Services Group, Inc. (Insurance)	730		56,655
Hasbro, Inc. (Leisure Products)	298		17,633
HCA Healthcare, Inc. (Health Care Providers & Services)	486		123,964
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	1,233		33,883
Henry Schein, Inc.* (Health Care Providers & Services)	311		26,793
Hess Corp. (Oil, Gas & Consumable Fuels)	636		95,502
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	2,951		47,600
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	620		89,956
Hologic, Inc.* (Health Care Equipment & Supplies)	572		46,544
Honeywell International, Inc. (Industrial Conglomerates)	1,541		321,268
Hormel Foods Corp. (Food Products)	664		30,086
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts (REITs))	1,640		30,914
Howmet Aerospace, Inc. (Aerospace & Defense)	844		34,342
HP, Inc. (Technology Hardware, Storage & Peripherals)	2,029		59,125
Humana, Inc. (Health Care Providers & Services)	290		148,393
Huntington Bancshares, Inc. (Banks)	3,308		50,182
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	92		20,290
IDEX Corp. (Machinery)	173		41,465
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	189		90,815
Illinois Tool Works, Inc. (Machinery)	641		151,302
Illumina, Inc.* (Life Sciences Tools & Services)	360		77,112
Incyte Corp.* (Biotechnology)	424		36,099

See accompanying notes to schedules of portfolio investments.

UltraBull ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Ingersoll Rand, Inc. (Machinery)	929	$52,024
Intel Corp. (Semiconductors & Semiconductor Equipment)	9,461	267,368
Intercontinental Exchange, Inc. (Capital Markets)	1,280	137,664
International Business Machines Corp. (IT Services)	2,072	279,161
International Flavors & Fragrances, Inc. (Chemicals)	584	65,677
International Paper Co. (Containers & Packaging)	815	34,083
Intuit, Inc. (Software)	646	273,045
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	810	199,009
Invesco, Ltd. (Capital Markets)	1,044	19,324
Invitation Homes, Inc. (Equity Real Estate Investment Trusts (REITs))	1,332	43,290
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	426	97,729
Iron Mountain, Inc. (Equity Real Estate Investment Trusts (REITs))	666	36,350
J.B. Hunt Transport Services, Inc. (Road & Rail)	189	35,730
Jack Henry & Associates, Inc. (IT Services)	168	30,255
Jacobs Solutions, Inc. (Professional Services)	292	36,077
Johnson & Johnson (Pharmaceuticals)	5,993	979,377
Johnson Controls International PLC (Building Products)	1,579	109,851
JPMorgan Chase & Co. (Banks)	6,724	941,091
Juniper Networks, Inc. (Communications Equipment)	745	24,064
Kellogg Co. (Food Products)	587	40,256
Keurig Dr Pepper, Inc. (Beverages)	1,948	68,725
KeyCorp (Banks)	2,140	41,067
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	410	73,534
Kimberly-Clark Corp. (Household Products)	773	100,498
Kimco Realty Corp. (Equity Real Estate Investment Trusts (REITs))	1,419	31,871
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	4,535	82,991
KLA Corp. (Semiconductors & Semiconductor Equipment)	325	127,556
L3Harris Technologies, Inc. (Aerospace & Defense)	436	93,662
Laboratory Corp. of America Holdings (Health Care Providers & Services)	203	51,180
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	312	156,031
Lamb Weston Holding, Inc. (Food Products)	330	32,964
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	754	44,486
Leidos Holdings, Inc. (Professional Services)	313	30,937
Lennar Corp. - Class A (Household Durables)	584	59,802
Lincoln National Corp. (Insurance)	353	12,507
Linde PLC (Chemicals)	1,133	374,954
Live Nation Entertainment, Inc.* (Entertainment)	328	26,401
LKQ Corp. (Distributors)	582	34,315
Lockheed Martin Corp. (Aerospace & Defense)	535	247,844
Loews Corp. (Insurance)	452	27,789
Lowe's Cos., Inc. (Specialty Retail)	1,423	296,341
Lumen Technologies, Inc. (Diversified Telecommunication Services)	2,183	11,461
LyondellBasell Industries N.V. - Class A (Chemicals)	582	56,274
M&T Bank Corp. (Banks)	396	61,776
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,457	40,024
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,074	138,030
MarketAxess Holdings, Inc. (Capital Markets)	86	31,291
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	618	107,558
Marsh & McLennan Cos., Inc. (Insurance)	1,137	198,873
Martin Marietta Materials, Inc. (Construction Materials)	143	51,429
Masco Corp. (Building Products)	517	27,504
Mastercard, Inc. - Class A (IT Services)	1,945	720,817
Match Group, Inc.* (Interactive Media & Services)	640	34,637
McCormick & Co., Inc. (Food Products)	575	43,194
McDonald's Corp. (Hotels, Restaurants & Leisure)	1,679	448,964
McKesson Corp. (Health Care Providers & Services)	325	123,071
Medtronic PLC (Health Care Equipment & Supplies)	3,046	254,919
Merck & Co., Inc. (Pharmaceuticals)	5,812	624,267
Meta Platforms, Inc.* - Class A (Interactive Media & Services)	5,155	767,940
MetLife, Inc. (Insurance)	1,510	110,260
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	51	78,179
MGM Resorts International (Hotels, Restaurants & Leisure)	731	30,271
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,260	97,801
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,492	150,268
Microsoft Corp. (Software)	17,087	4,234,330
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	264	44,014
Moderna, Inc.* (Biotechnology)	758	133,453
Mohawk Industries, Inc.* (Household Durables)	121	14,527
Molina Healthcare, Inc.* (Health Care Providers & Services)	134	41,785
Molson Coors Beverage Co. - Class B (Beverages)	431	22,662

See accompanying notes to schedules of portfolio investments.

UltraBull ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Mondelez International, Inc. - Class A (Food Products)	3,130	$204,827
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	102	43,509
Monster Beverage Corp.* (Beverages)	873	90,862
Moody's Corp. (Capital Markets)	361	116,513
Morgan Stanley (Capital Markets)	3,021	294,034
Motorola Solutions, Inc. (Communications Equipment)	383	98,435
MSCI, Inc. (Capital Markets)	183	97,275
Nasdaq, Inc. (Capital Markets)	778	46,828
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	499	33,049
Netflix, Inc.* (Entertainment)	1,020	360,937
Newell Brands, Inc. (Household Durables)	864	13,789
Newmont Corp. (Metals & Mining)	1,820	96,333
News Corp. - Class A (Media)	877	17,768
News Corp. - Class B (Media)	272	5,560
NextEra Energy, Inc. (Electric Utilities)	4,555	339,940
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	2,886	367,474
NiSource, Inc. (Multi-Utilities)	931	25,835
Nordson Corp. (Machinery)	123	29,926
Norfolk Southern Corp. (Road & Rail)	531	130,525
Northern Trust Corp. (Capital Markets)	478	46,352
Northrop Grumman Corp. (Aerospace & Defense)	332	148,749
Norwegian Cruise Line Holdings, Ltd.*(a) (Hotels, Restaurants & Leisure)	967	14,708
NRG Energy, Inc. (Electric Utilities)	528	18,068
Nucor Corp. (Metals & Mining)	588	99,384
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	5,708	1,115,173
NVR, Inc.* (Household Durables)	7	36,890
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	594	109,480
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,666	107,940
Old Dominion Freight Line, Inc. (Road & Rail)	208	69,314
Omnicom Group, Inc. (Media)	467	40,157
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	991	72,789
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	1,024	70,124
Oracle Corp. (Software)	3,522	311,556
O'Reilly Automotive, Inc.* (Specialty Retail)	144	114,098
Organon & Co. (Pharmaceuticals)	583	17,566
Otis Worldwide Corp. (Machinery)	954	78,447
PACCAR, Inc. (Machinery)	797	87,120
Packaging Corp. of America (Containers & Packaging)	212	30,252
Paramount Global - Class B (Media)	1,158	26,819
Parker-Hannifin Corp. (Machinery)	295	96,170
Paychex, Inc. (IT Services)	735	85,157
Paycom Software, Inc.* (Software)	111	35,957
PayPal Holdings, Inc.* (IT Services)	2,613	212,933
Pentair PLC (Machinery)	377	20,878
PepsiCo, Inc. (Beverages)	3,158	540,081
PerkinElmer, Inc. (Life Sciences Tools & Services)	289	39,746
Pfizer, Inc. (Pharmaceuticals)	12,864	568,074
PG&E Corp.* (Electric Utilities)	3,692	58,703
Philip Morris International, Inc. (Tobacco)	3,553	370,365
Phillips 66 (Oil, Gas & Consumable Fuels)	1,083	108,592
Pinnacle West Capital Corp. (Electric Utilities)	259	19,308
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	544	125,310
Pool Corp. (Distributors)	90	34,705
PPG Industries, Inc. (Chemicals)	539	70,253
PPL Corp. (Electric Utilities)	1,689	49,994
Principal Financial Group, Inc. (Insurance)	521	48,219
Prologis, Inc. (Equity Real Estate Investment Trusts (REITs))	2,116	273,557
Prudential Financial, Inc. (Insurance)	843	88,464
PTC, Inc.* (Software)	243	32,776
Public Service Enterprise Group, Inc. (Multi-Utilities)	1,143	70,786
Public Storage (Equity Real Estate Investment Trusts (REITs))	362	110,171
PulteGroup, Inc. (Household Durables)	523	29,753
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	232	25,209
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	2,570	342,350
Quanta Services, Inc. (Construction & Engineering)	328	49,918
Quest Diagnostics, Inc. (Health Care Providers & Services)	261	38,753
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	94	11,642
Raymond James Financial, Inc. (Capital Markets)	443	49,957
Raytheon Technologies Corp. (Aerospace & Defense)	3,369	336,395
Realty Income Corp. (Equity Real Estate Investment Trusts (REITs))	1,437	97,472
Regency Centers Corp. (Equity Real Estate Investment Trusts (REITs))	353	23,520
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	246	186,584
Regions Financial Corp. (Banks)	2,143	50,446
Republic Services, Inc. (Commercial Services & Supplies)	470	58,665
ResMed, Inc. (Health Care Equipment & Supplies)	336	76,732
Robert Half International, Inc. (Professional Services)	249	20,906
Rockwell Automation, Inc. (Electrical Equipment)	263	74,174
Rollins, Inc. (Commercial Services & Supplies)	531	19,328
Roper Technologies, Inc. (Software)	244	104,127
Ross Stores, Inc. (Specialty Retail)	795	93,961

See accompanying notes to schedules of portfolio investments.

UltraBull ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	503	$32,665
S&P Global, Inc. (Capital Markets)	763	286,079
Salesforce, Inc.* (Software)	2,292	384,987
SBA Communications Corp. (Equity Real Estate Investment Trusts (REITs))	248	73,787
Schlumberger, Ltd. (Energy Equipment & Services)	3,251	185,242
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	440	29,823
Sealed Air Corp. (Containers & Packaging)	332	18,180
Sempra Energy (Multi-Utilities)	720	115,438
ServiceNow, Inc.* (Software)	463	210,725
Signature Bank (Banks)	145	18,698
Simon Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	749	96,217
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	367	40,249
Snap-on, Inc. (Machinery)	122	30,345
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	128	40,849
Southwest Airlines Co. (Airlines)	1,362	48,719
Stanley Black & Decker, Inc. (Machinery)	339	30,276
Starbucks Corp. (Hotels, Restaurants & Leisure)	2,631	287,146
State Street Corp. (Capital Markets)	841	76,809
Steel Dynamics, Inc. (Metals & Mining)	379	45,723
STERIS PLC (Health Care Equipment & Supplies)	229	47,291
Stryker Corp. (Health Care Equipment & Supplies)	772	195,941
SVB Financial Group* (Banks)	135	40,829
Synchrony Financial (Consumer Finance)	1,033	37,942
Synopsys, Inc.* (Software)	351	124,166
Sysco Corp. (Food & Staples Retailing)	1,162	90,009
T. Rowe Price Group, Inc. (Capital Markets)	512	59,633
Take-Two Interactive Software, Inc.* (Entertainment)	361	40,876
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	553	25,200
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	519	38,935
Target Corp. (Multiline Retail)	1,055	181,608
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	729	92,692
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	107	45,396
Teleflex, Inc. (Health Care Equipment & Supplies)	107	26,046
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	357	36,307
Tesla, Inc.* (Automobiles)	6,152	1,065,649
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,081	368,774
Textron, Inc. (Aerospace & Defense)	479	34,895
The AES Corp. (Independent Power and Renewable Electricity Producers)	1,532	41,992
The Allstate Corp. (Insurance)	608	78,110
The Bank of New York Mellon Corp. (Capital Markets)	1,686	85,261
The Boeing Co.* (Aerospace & Defense)	1,284	273,492
The Charles Schwab Corp. (Capital Markets)	3,496	270,660
The Clorox Co. (Household Products)	283	40,947
The Coca-Cola Co. (Beverages)	8,921	547,037
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	113	39,429
The Estee Lauder Cos., Inc. (Personal Products)	530	146,852
The Goldman Sachs Group, Inc. (Capital Markets)	776	283,869
The Hershey Co. (Food Products)	337	75,690
The Home Depot, Inc. (Specialty Retail)	2,346	760,504
The Interpublic Group of Cos., Inc. (Media)	891	32,486
The JM Smucker Co. - Class A (Food Products)	245	37,436
The Kraft Heinz Co. (Food Products)	1,825	73,967
The Kroger Co. (Food & Staples Retailing)	1,494	66,677
The Mosaic Co. (Chemicals)	781	38,691
The PNC Financial Services Group, Inc. (Banks)	924	152,857
The Procter & Gamble Co. (Household Products)	5,432	773,408
The Progressive Corp. (Insurance)	1,341	182,845
The Sherwin-Williams Co. (Chemicals)	540	127,759
The Southern Co. (Electric Utilities)	2,496	168,929
The TJX Cos., Inc. (Specialty Retail)	2,661	217,830
The Travelers Cos., Inc. (Insurance)	537	102,631
The Walt Disney Co.* (Entertainment)	4,179	453,380
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	2,792	90,014
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	899	512,726
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	1,369	204,405
Tractor Supply Co. (Specialty Retail)	253	57,681
Trane Technologies PLC (Building Products)	528	94,575
TransDigm Group, Inc. (Aerospace & Defense)	119	85,412
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	565	32,804
Truist Financial Corp. (Banks)	3,041	150,195
Tyler Technologies, Inc.* (Software)	96	30,986
Tyson Foods, Inc. - Class A (Food Products)	664	43,658
U.S. Bancorp (Banks)	3,099	154,330
UDR, Inc. (Equity Real Estate Investment Trusts (REITs))	702	29,898
Ulta Beauty, Inc.* (Specialty Retail)	118	60,647
Union Pacific Corp. (Road & Rail)	1,409	287,705
United Airlines Holdings, Inc.* (Airlines)	750	36,720
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	1,673	309,889

See accompanying notes to schedules of portfolio investments.

UltraBull ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
United Rentals, Inc.* (Trading Companies & Distributors)	159	$70,112
UnitedHealth Group, Inc. (Health Care Providers & Services)	2,142	1,069,265
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	147	21,787
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	884	123,787
Ventas, Inc. (Equity Real Estate Investment Trusts (REITs))	916	47,458
VeriSign, Inc.* (IT Services)	211	46,009
Verisk Analytics, Inc. (Professional Services)	358	65,081
Verizon Communications, Inc. (Diversified Telecommunication Services)	9,627	400,194
Vertex Pharmaceuticals, Inc.* (Biotechnology)	588	189,983
VF Corp. (Textiles, Apparel & Luxury Goods)	757	23,422
Viatris, Inc. (Pharmaceuticals)	2,781	33,817
VICI Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	2,208	75,469
Visa, Inc. - Class A (IT Services)	3,748	862,828
Vulcan Materials Co. (Construction Materials)	305	55,915
W.R. Berkley Corp. (Insurance)	468	32,826
W.W. Grainger, Inc. (Trading Companies & Distributors)	103	60,716
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,646	60,672
Walmart, Inc. (Food & Staples Retailing)	3,235	465,419
Warner Bros Discovery, Inc.* (Entertainment)	5,067	75,093
Waste Management, Inc. (Commercial Services & Supplies)	857	132,604
Waters Corp.* (Life Sciences Tools & Services)	136	44,687
WEC Energy Group, Inc. (Multi-Utilities)	723	67,955
Wells Fargo & Co. (Banks)	8,735	409,409
Welltower, Inc. (Equity Real Estate Investment Trusts (REITs))	1,083	81,268
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	170	45,152
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	729	32,040
Westinghouse Air Brake Technologies Corp. (Machinery)	417	43,289
WestRock Co. (Containers & Packaging)	583	22,877
Weyerhaeuser Co. (Equity Real Estate Investment Trusts (REITs))	1,688	58,118
Whirlpool Corp. (Household Durables)	125	19,449
Willis Towers Watson PLC (Insurance)	248	63,039
Wynn Resorts, Ltd.* (Hotels, Restaurants & Leisure)	236	24,459
Xcel Energy, Inc. (Electric Utilities)	1,254	86,238
Xylem, Inc. (Machinery)	413	42,956
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	645	84,179
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	119	37,625
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	481	61,251
Zions Bancorp (Banks)	343	18,234
Zoetis, Inc. (Pharmaceuticals)	1,068	176,743
TOTAL COMMON STOCKS
(Cost $31,743,153)		78,195,604

Repurchase Agreements(b)(c)  (33.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%-4.22%, dated 1/31/23, due 2/1/23, total to be received $37,855,427	$37,851,000	$37,851,000
TOTAL REPURCHASE AGREEMENTS
(Cost $37,851,000)		37,851,000

Collateral for Securities Loaned(d)(NM)

	Shares	Value
Invesco Government & Agency Portfolio-Institutional Shares, 4.32%(e)	14,732	$14,732
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $14,732)		14,732
TOTAL INVESTMENT SECURITIES
(Cost $69,608,885) - 101.5%		116,061,336
Net other assets (liabilities) - (1.5)%		(1,720,738)
NET ASSETS - 100.0%		$114,340,598

†	Number of shares is less than 0.50.
*	Non-income producing security.
(a)	All or part of this security was on loan as of January 31, 2023. The total value of securities on loan as of January 31, 2023 was $14,693.
(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2023, the aggregate amount held in a segregated account was $19,938,000.
(d)	Securities were purchased with cash collateral held from securities on loan at January 31, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2023.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

UltraBull ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	21	3/20/23	$4,294,500	$128,007

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	2/27/23	4.93%	$82,070,111	$86,573
SPDR S&P 500 ETF	Goldman Sachs International	2/27/23	4.84%	15,107,240	21,647
				$97,177,351	$108,220

S&P 500	UBS AG	2/27/23	4.83%	$26,335,244	$15,534
SPDR S&P 500 ETF	UBS AG	2/27/23	4.43%	22,419,185	33,132
				$48,754,429	$48,666
				$145,931,780	$156,886

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

UltraBull ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

UltraBull ProFund invested in the following industries as of January 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$1,395,340	1.2%
Air Freight & Logistics	482,731	0.4%
Airlines	181,904	0.2%
Auto Components	95,618	0.1%
Automobiles	1,316,034	1.2%
Banks	3,075,665	2.7%
Beverages	1,383,389	1.2%
Biotechnology	1,791,107	1.6%
Building Products	362,472	0.3%
Capital Markets	2,481,594	2.2%
Chemicals	1,474,462	1.3%
Commercial Services & Supplies	363,936	0.3%
Communications Equipment	672,214	0.6%
Construction & Engineering	49,918	NM
Construction Materials	107,344	0.1%
Consumer Finance	454,911	0.4%
Containers & Packaging	223,487	0.2%
Distributors	123,225	0.1%
Diversified Financial Services	1,286,578	1.1%
Diversified Telecommunication Services	744,440	0.7%
Electric Utilities	1,484,236	1.3%
Electrical Equipment	438,338	0.4%
Electronic Equipment, Instruments & Components	512,101	0.4%
Energy Equipment & Services	343,937	0.3%
Entertainment	1,159,114	1.0%
Equity Real Estate Investment Trusts (REITs)	2,121,720	1.9%
Food & Staples Retailing	1,201,584	1.0%
Food Products	857,679	0.7%
Gas Utilities	37,730	NM
Health Care Equipment & Supplies	2,571,376	2.2%
Health Care Providers & Services	2,624,495	2.3%
Hotels, Restaurants & Leisure	1,642,534	1.4%
Household Durables	279,777	0.2%
Household Products	1,102,704	1.0%
Independent Power and Renewable Electricity Producers	41,992	NM
Industrial Conglomerates	668,596	0.6%
Insurance	1,866,858	1.6%
Interactive Media & Services	3,367,818	2.9%
Internet & Direct Marketing Retail	2,199,278	1.9%
IT Services	3,489,001	3.1%
Leisure Products	17,633	NM
Life Sciences Tools & Services	1,078,637	0.9%
Machinery	1,456,482	1.3%
Media	648,745	0.6%
Metals & Mining	387,659	0.3%
Multiline Retail	374,916	0.3%
Multi-Utilities	667,633	0.6%
Oil, Gas & Consumable Fuels	3,611,239	3.2%
Personal Products	146,852	0.1%
Pharmaceuticals	3,398,153	3.0%
Professional Services	288,119	0.3%
Real Estate Management & Development	61,909	0.1%
Road & Rail	672,308	0.6%
Semiconductors & Semiconductor Equipment	4,345,541	3.8%
Software	6,545,822	5.7%
Specialty Retail	1,819,567	1.6%
Technology Hardware, Storage & Peripherals	5,147,320	4.5%
Textiles, Apparel & Luxury Goods	427,738	0.4%
Tobacco	555,389	0.5%
Trading Companies & Distributors	197,200	0.2%
Water Utilities	65,100	0.1%
Wireless Telecommunication Services	204,405	0.2%
Other **	36,144,994	31.6%
Total	$114,340,598	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks (65.7%)

	Shares	Value
1-800-Flowers.com, Inc.* - Class A (Internet & Direct Marketing Retail)	424	$4,227
1Life Healthcare, Inc.* (Health Care Providers & Services)	2,842	45,444
1st Source Corp. (Banks)	254	12,494
1stdibs.com, Inc.* (Internet & Direct Marketing Retail)	374	2,270
22nd Century Group, Inc.* (Tobacco)	2,553	2,808
23andMe Holding Co.* - Class A (Life Sciences Tools & Services)	4,071	10,178
2seventy bio, Inc.* (Biotechnology)	590	8,024
2U, Inc.* (Diversified Consumer Services)	1,196	10,321
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	1,997	21,687
4D Molecular Therapeutics, Inc.* (Biotechnology)	473	9,957
5E Advanced Materials, Inc.* (Metals & Mining)	607	5,979
8x8, Inc.* (Software)	1,755	8,266
908 Devices, Inc.* (Electronic Equipment, Instruments & Components)	345	3,215
A10 Networks, Inc. (Software)	1,007	15,588
Aadi Bioscience, Inc.* (Pharmaceuticals)	228	2,877
AAON, Inc. (Building Products)	691	52,737
AAR Corp.* (Aerospace & Defense)	533	27,418
Aaron's Co., Inc. (The) (Specialty Retail)	478	7,003
AbCellera Biologics, Inc.* (Life Sciences Tools & Services)	3,264	34,370
Abercrombie & Fitch Co.* (Specialty Retail)	767	22,212
ABM Industries, Inc. (Commercial Services & Supplies)	1,045	49,021
Absci Corp.* (Life Sciences Tools & Services)	832	2,612
Academy Sports & Outdoors, Inc. (Leisure Products)	1,222	71,389
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	1,894	36,043
Acadia Realty Trust (Equity Real Estate Investment Trusts (REITs))	1,468	22,798
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	880	8,114
ACCO Brands Corp. (Commercial Services & Supplies)	1,450	9,208
Accolade, Inc.* (Health Care Technology)	1,037	12,102
ACI Worldwide, Inc.* (Software)	1,767	49,352
Aclaris Therapeutics, Inc.* (Pharmaceuticals)	1,018	17,204
ACM Research, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	756	9,442
ACNB Corp. (Banks)	131	5,155
Acushnet Holdings Corp. (Leisure Products)	525	24,649
ACV Auctions, Inc.* - Class A (Commercial Services & Supplies)	1,857	18,199
AdaptHealth Corp.* (Health Care Providers & Services)	1,139	24,409
Adaptive Biotechnologies Corp.* (Life Sciences Tools & Services)	1,757	16,287
Addus HomeCare Corp.* (Health Care Providers & Services)	243	26,127
Adeia, Inc. (Software)	1,643	17,991
Adicet Bio, Inc.* (Pharmaceuticals)	478	4,374
Adient PLC* (Auto Components)	1,497	67,395
ADMA Biologics, Inc.* (Biotechnology)	2,930	10,812
Adtalem Global Education, Inc.* (Diversified Consumer Services)	707	26,993
AdTheorent Holding Co., Inc.* (Media)	582	1,013
ADTRAN Holdings, Inc. (Communications Equipment)	1,209	22,814
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	592	54,902
AdvanSix, Inc. (Chemicals)	421	18,204
Advantage Solutions, Inc.* (Media)	1,302	3,372
Aemetis, Inc.* (Oil, Gas & Consumable Fuels)	473	2,209
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	1,251	69,956
Aerovate Therapeutics, Inc.* (Biotechnology)	145	3,313
AeroVironment, Inc.* (Aerospace & Defense)	388	34,520
AerSale Corp.* (Aerospace & Defense)	328	6,104
Aeva Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,529	2,584
AEye, Inc.* (Electronic Equipment, Instruments & Components)	1,612	1,008
AFC Gamma, Inc. (Mortgage Real Estate Investment Trusts (REITs))	257	4,035
Affimed N.V.* (Biotechnology)	2,295	2,961
Agenus, Inc.* (Biotechnology)	4,802	12,533
Agiliti, Inc.* (Health Care Providers & Services)	439	8,100
Agilysys, Inc.* (Software)	312	26,071
Agios Pharmaceuticals, Inc.* (Biotechnology)	860	25,353
Agree Realty Corp. (Equity Real Estate Investment Trusts (REITs))	1,380	102,988
Air Transport Services Group, Inc.* (Air Freight & Logistics)	911	25,790
AirSculpt Technologies, Inc. (Health Care Providers & Services)	196	1,141
aka Brands Holding Corp.* (Internet & Direct Marketing Retail)	178	271
Akero Therapeutics, Inc.* (Biotechnology)	550	27,225
Akoustis Technologies, Inc.* (Electronic Equipment, Instruments & Components)	840	3,100
Akoya Biosciences, Inc.* (Life Sciences Tools & Services)	248	2,790
Alamo Group, Inc. (Machinery)	159	24,879
Alarm.com Holdings, Inc.* (Software)	758	40,629
Albany International Corp. - Class A (Machinery)	492	55,178
Albireo Pharma, Inc.* (Biotechnology)	287	12,817
Alector, Inc.* (Biotechnology)	980	8,644
Alerus Financial Corp. (Diversified Financial Services)	238	4,898
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts (REITs))	1,141	22,843
Alexander's, Inc. (Equity Real Estate Investment Trusts (REITs))	33	7,830

See accompanying notes to schedules of portfolio investments.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Alico, Inc. (Food Products)	99	$2,624
Alight, Inc.* - Class A (Professional Services)	5,351	50,246
Alignment Healthcare, Inc.* (Health Care Providers & Services)	1,550	19,143
Alkami Technology, Inc.* (Software)	571	9,347
Alkermes PLC* (Biotechnology)	2,569	73,575
Allbirds, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	1,523	4,188
Allegiant Travel Co.* (Airlines)	248	21,335
ALLETE, Inc. (Electric Utilities)	903	55,860
Allied Motion Technologies, Inc. (Electrical Equipment)	210	8,534
Allogene Therapeutics, Inc.* (Biotechnology)	1,256	9,696
Allovir, Inc.* (Biotechnology)	490	2,832
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	347	11,437
Alpha Metallurgical Resources, Inc. (Metals & Mining)	240	38,623
Alpha Teknova, Inc.* (Biotechnology)	100	596
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	1,142	14,869
Alpine Immune Sciences, Inc.* (Biotechnology)	357	2,999
Alta Equipment Group, Inc. (Trading Companies & Distributors)	327	5,543
Altair Engineering, Inc.* - Class A (Software)	819	43,489
Alto Ingredients, Inc.* (Oil, Gas & Consumable Fuels)	1,140	3,865
Altra Industrial Motion Corp. (Machinery)	1,024	62,536
Altus Power, Inc.* (Independent Power and Renewable Electricity Producers)	683	5,478
ALX Oncology Holdings, Inc.* (Biotechnology)	338	3,143
Amalgamated Financial Corp. (Banks)	279	6,403
A-Mark Precious Metals, Inc. (Diversified Financial Services)	289	11,127
Ambac Financial Group, Inc.* (Insurance)	698	11,629
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	574	51,568
AMC Networks, Inc.* - Class A (Media)	477	8,829
Amerant Bancorp, Inc. (Banks)	437	12,166
Ameresco, Inc.* - Class A (Construction & Engineering)	501	32,299
American Assets Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	778	22,142
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	1,781	15,797
American Eagle Outfitters, Inc. (Specialty Retail)	2,431	39,236
American Equity Investment Life Holding Co. (Insurance)	1,194	56,894
American National Bankshares, Inc. (Banks)	163	5,641
American Public Education, Inc.* (Diversified Consumer Services)	295	3,572
American Realty Investors, Inc.* (Real Estate Management & Development)	23	630
American Software, Inc. - Class A (Software)	496	7,544
American States Water Co. (Water Utilities)	581	54,713
American Vanguard Corp. (Chemicals)	442	9,985
American Well Corp.* - Class A (Health Care Technology)	3,616	14,356
American Woodmark Corp.* (Building Products)	260	14,895
America's Car-Mart, Inc.* (Specialty Retail)	93	8,011
Ameris Bancorp (Banks)	1,043	49,188
AMERISAFE, Inc. (Insurance)	301	16,579
Amicus Therapeutics, Inc.* (Biotechnology)	4,346	56,672
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,600	46,816
AMMO, Inc.* (Leisure Products)	1,396	3,462
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	682	65,363
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	1,625	3,575
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	603	18,247
Amplify Energy Corp.* (Oil, Gas & Consumable Fuels)	562	4,867
Amplitude, Inc.* - Class A (Software)	881	12,669
Amylyx Pharmaceuticals, Inc.* (Pharmaceuticals)	794	31,117
Amyris, Inc.* (Oil, Gas & Consumable Fuels)	3,158	5,021
AN2 Therapeutics, Inc.* (Pharmaceuticals)	175	2,128
AnaptysBio, Inc.* (Biotechnology)	319	7,940
Anavex Life Sciences Corp.* (Biotechnology)	1,090	11,848
Angel Oak Mortgage, Inc. (Mortgage Real Estate Investment Trusts (REITs))	188	1,487
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	587	7,643
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	201	8,991
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	230	7,132
Anterix, Inc.* (Diversified Telecommunication Services)	290	10,460
Apartment Investment and Management Co. (Equity Real Estate Investment Trusts (REITs))	2,361	17,731
Apellis Pharmaceuticals, Inc.* (Biotechnology)	1,478	77,934
API Group Corp.* (Construction & Engineering)	3,261	72,525
Apogee Enterprises, Inc. (Building Products)	351	16,441
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts (REITs))	2,217	26,981
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	614	21,883
Appfolio, Inc.* (Software)	305	34,261
AppHarvest, Inc.* (Food Products)	1,195	2,916
Appian Corp.* (Software)	631	26,101

See accompanying notes to schedules of portfolio investments.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	3,391	$60,122
Applied Digital Corp.* (Software)	1,067	3,308
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	603	86,355
Arbor Realty Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	2,603	38,863
Arbutus Biopharma Corp.* (Biotechnology)	1,792	5,394
ArcBest Corp. (Road & Rail)	386	32,212
Arcellx, Inc.* (Biotechnology)	466	15,569
Arch Resources, Inc. (Oil, Gas & Consumable Fuels)	233	34,489
Archer Aviation, Inc.* - Class A (Aerospace & Defense)	2,287	6,632
Archrock, Inc. (Energy Equipment & Services)	2,134	21,148
Arconic Corp.* (Metals & Mining)	1,600	37,616
Arcosa, Inc. (Construction & Engineering)	763	45,223
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	364	7,691
Arcus Biosciences, Inc.* (Biotechnology)	809	17,499
Arcutis Biotherapeutics, Inc.* (Biotechnology)	654	10,837
Ardmore Shipping Corp.* (Oil, Gas & Consumable Fuels)	644	9,435
Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts (REITs))	809	9,935
Argan, Inc. (Construction & Engineering)	207	8,071
Argo Group International Holdings, Ltd. (Insurance)	500	13,880
Aris Water Solution, Inc. - Class A (Commercial Services & Supplies)	347	5,375
Arko Corp. (Specialty Retail)	1,314	11,024
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,369	5,134
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	1,058	13,415
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts (REITs))	2,074	13,025
Array Technologies, Inc.* (Electrical Equipment)	2,376	52,818
Arrow Financial Corp. (Banks)	223	7,339
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	1,622	56,754
Arteris, Inc.* (Software)	281	1,765
Artesian Resources Corp. - Class A (Water Utilities)	130	7,657
Artisan Partners Asset Management, Inc. (Capital Markets)	947	34,869
Artivion, Inc.* (Health Care Equipment & Supplies)	614	8,007
Arvinas, Inc.* (Pharmaceuticals)	766	25,102
Asana, Inc.* - Class A (Software)	1,160	17,980
Asbury Automotive Group, Inc.* (Specialty Retail)	350	77,000
ASGN, Inc.* (Professional Services)	773	70,304
Ashford Hospitality Trust, Inc.* (Equity Real Estate Investment Trusts (REITs))	542	3,734
Aspen Aerogels, Inc.* (Chemicals)	490	5,145
Assetmark Financial Holdings, Inc.* (Capital Markets)	340	9,024
Associated Banc-Corp. (Banks)	2,352	52,708
Associated Capital Group, Inc. - Class A (Capital Markets)	27	1,027
Astec Industries, Inc. (Machinery)	360	15,890
Astra Space, Inc.* (Aerospace & Defense)	2,437	1,549
Astronics Corp.* (Aerospace & Defense)	399	5,925
Atara Biotherapeutics, Inc.* (Biotechnology)	1,463	7,417
Atea Pharmaceuticals, Inc.* (Biotechnology)	1,203	5,570
Aterian, Inc.* (Household Durables)	1,041	1,593
Athira Pharma, Inc.* (Pharmaceuticals)	537	2,169
ATI Physical Therapy, Inc.* (Health Care Providers & Services)	1,181	520
ATI, Inc.* (Metals & Mining)	1,956	71,179
Atkore, Inc.* (Electrical Equipment)	650	84,662
Atlantic Union Bankshares (Banks)	1,181	45,693
Atlanticus Holdings Corp.* (Consumer Finance)	66	2,145
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	442	45,177
Atlas Technical Consultants, Inc.* (Professional Services)	302	3,663
ATN International, Inc. (Diversified Telecommunication Services)	172	8,407
Atomera, Inc.* (Semiconductors & Semiconductor Equipment)	325	2,373
AtriCure, Inc.* (Health Care Equipment & Supplies)	719	31,118
Atrion Corp. (Health Care Equipment & Supplies)	21	14,433
Aura Biosciences, Inc.* (Biotechnology)	289	3,008
Aurinia Pharmaceuticals, Inc.* (Biotechnology)	2,115	19,141
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	730	22,367
Avantax, Inc.* (Capital Markets)	751	21,884
Avaya Holdings Corp.* - Class C (Software)	1,347	481
Aveanna Healthcare Holdings, Inc.* (Health Care Providers & Services)	703	858
AvePoint, Inc.* (Software)	2,062	9,217
Aviat Networks, Inc.* (Communications Equipment)	177	5,726
Avid Bioservices, Inc.* (Biotechnology)	962	15,228
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	548	16,610
Avidity Biosciences, Inc.* (Biotechnology)	843	19,979
AvidXchange Holdings, Inc.* (Software)	2,311	25,698
Avient Corp. (Chemicals)	1,435	58,146
Avista Corp. (Multi-Utilities)	1,163	46,404
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	515	56,624
AxoGen, Inc.* (Health Care Equipment & Supplies)	639	6,051
Axonics, Inc.* (Health Care Equipment & Supplies)	772	47,401
Axos Financial, Inc.* (Thrifts & Mortgage Finance)	903	43,452

See accompanying notes to schedules of portfolio investments.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Axsome Therapeutics, Inc.* (Pharmaceuticals)	505	$37,875
AXT, Inc.* (Semiconductors & Semiconductor Equipment)	649	3,823
AZZ, Inc. (Electrical Equipment)	387	16,440
B Riley Financial, Inc. (Capital Markets)	328	14,015
B&G Foods, Inc. (Food Products)	1,115	15,632
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	959	6,368
Babylon Holdings, Ltd.* - Class A (Health Care Technology)	69	799
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	461	53,430
Bakkt Holdings, Inc.* (Capital Markets)	923	1,449
Balchem Corp. (Chemicals)	502	65,576
Bally's Corp.* (Hotels, Restaurants & Leisure)	566	11,246
Banc of California, Inc. (Banks)	830	14,459
BancFirst Corp. (Banks)	310	26,700
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Diversified Financial Services)	434	7,478
Bandwidth, Inc.* (Diversified Telecommunication Services)	365	9,081
Bank First Corp. (Banks)	122	9,743
Bank of Marin Bancorp (Banks)	247	7,526
BankUnited, Inc. (Banks)	1,227	46,184
Bankwell Financial Group, Inc. (Banks)	90	2,661
Banner Corp. (Banks)	539	34,943
Bar Harbor Bankshares (Banks)	233	7,239
BARK, Inc.* (Internet & Direct Marketing Retail)	1,884	3,787
Barnes Group, Inc. (Machinery)	771	34,124
Barrett Business Services, Inc. (Professional Services)	108	10,733
Battalion Oil Corp.* (Oil, Gas & Consumable Fuels)	40	413
BayCom Corp. (Banks)	193	3,881
BCB Bancorp, Inc. (Banks)	227	4,084
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	810	46,073
Beam Therapeutics, Inc.* (Biotechnology)	1,002	43,537
Beazer Homes USA, Inc.* (Household Durables)	461	7,547
Bed Bath & Beyond, Inc.* (Specialty Retail)	1,213	3,421
Belden, Inc. (Electronic Equipment, Instruments & Components)	669	54,249
BellRing Brands, Inc.* (Personal Products)	2,078	58,933
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	551	15,422
Benson Hill, Inc.* (Software)	2,700	7,236
Berkeley Lights, Inc.* (Life Sciences Tools & Services)	892	1,918
Berkshire Grey, Inc.* (Machinery)	781	883
Berkshire Hills Bancorp, Inc. (Banks)	684	21,238
Berry Corp. (Oil, Gas & Consumable Fuels)	1,201	11,049
Beyond Meat, Inc.* (Food Products)	968	15,904
BGC Partners, Inc. - Class A (Capital Markets)	4,970	21,620
Big 5 Sporting Goods Corp. (Specialty Retail)	338	3,377
Big Lots, Inc. (Multiline Retail)	448	7,329
BigCommerce Holdings, Inc.* - Class 1 (IT Services)	1,025	12,567
Biglari Holdings, Inc.* - Class B (Hotels, Restaurants & Leisure)	12	1,957
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	2,923	30,838
Biohaven, Ltd.* (Biotechnology)	996	19,014
BioLife Solutions, Inc.* (Health Care Equipment & Supplies)	531	12,447
Bionano Genomics, Inc.* (Life Sciences Tools & Services)	4,717	8,538
Bioventus, Inc.* - Class A (Health Care Equipment & Supplies)	505	990
Bioxcel Therapeutics, Inc.* (Biotechnology)	301	8,585
Bird Global, Inc.* - Class A (Road & Rail)	2,773	651
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	357	11,270
Black Hills Corp. (Multi-Utilities)	1,024	74,116
Blackbaud, Inc.* (Software)	732	45,538
Blackline, Inc.* (Software)	870	62,466
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts (REITs))	2,684	63,986
Blade Air Mobility, Inc.* (Airlines)	896	3,996
Blend Labs, Inc.* - Class A (Software)	2,985	4,955
Blink Charging Co.* (Electrical Equipment)	565	7,690
Bloom Energy Corp.* (Electrical Equipment)	2,836	70,700
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	1,377	33,392
Blue Bird Corp.* (Machinery)	275	3,988
Blue Foundry Bancorp* (Thrifts & Mortgage Finance)	404	4,800
Blue Ridge Bankshares, Inc. (Banks)	269	3,406
Bluebird Bio, Inc.* (Biotechnology)	1,309	8,312
Bluegreen Vacations Holding Corp. (Hotels, Restaurants & Leisure)	186	6,034
BlueLinx Holdings, Inc.* (Trading Companies & Distributors)	138	11,981
Blueprint Medicines Corp.* (Biotechnology)	941	43,982
Bluerock Homes Trust, Inc.* (Equity Real Estate Investment Trusts (REITs))	60	1,299
Boise Cascade Co. (Trading Companies & Distributors)	622	46,631
Boot Barn Holdings, Inc.* (Specialty Retail)	465	38,823
Borr Drilling, Ltd.* (Energy Equipment & Services)	3,176	18,897
Boston Omaha Corp.* - Class A (Media)	345	9,125
Bowlero Corp.* (Hotels, Restaurants & Leisure)	465	6,394
Box, Inc.* - Class A (Software)	2,204	70,506
Boxed, Inc.* (Internet & Direct Marketing Retail)	908	486
Brady Corp. - Class A (Commercial Services & Supplies)	720	38,498
Braemar Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts (REITs))	1,080	5,724
Brandywine Realty Trust (Equity Real Estate Investment Trusts (REITs))	2,676	17,555

See accompanying notes to schedules of portfolio investments.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
BRC, Inc.* - Class A (Food Products)	427	$2,818
Bread Financial Holdings, Inc. (IT Services)	789	32,373
Bridgebio Pharma, Inc.* (Biotechnology)	1,669	15,488
Bridgewater Bancshares, Inc.* (Thrifts & Mortgage Finance)	320	4,979
Bright Health Group, Inc.* (Insurance)	3,044	2,699
Brightcove, Inc.* (IT Services)	658	4,172
Brightsphere Investment Group, Inc. (Capital Markets)	509	11,936
BrightSpire Capital, Inc. (Mortgage Real Estate Investment Trusts (REITs))	1,478	11,262
BrightView Holdings, Inc.* (Commercial Services & Supplies)	700	5,565
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	685	27,030
Bristow Group, Inc.* (Energy Equipment & Services)	368	11,239
Broadmark Realty Capital, Inc. (Mortgage Real Estate Investment Trusts (REITs))	2,053	8,992
Broadstone Net Lease, Inc. (Equity Real Estate Investment Trusts (REITs))	2,728	49,404
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	2,933	8,447
Brookfield Business Corp. - Class A (Industrial Conglomerates)	410	9,287
Brookfield Infrastructure Corp. - Class A (Gas Utilities)	1,544	68,276
Brookline Bancorp, Inc. (Banks)	1,185	15,500
BRP Group, Inc.* - Class A (Insurance)	958	27,447
BRT Apartments Corp. (Equity Real Estate Investment Trusts (REITs))	189	3,960
Build-A-Bear Workshop, Inc.* (Specialty Retail)	213	5,231
Bumble, Inc.* - Class A (Interactive Media & Services)	1,360	35,020
Business First Bancshares, Inc. (Banks)	371	7,695
Butterfly Network, Inc.* (Health Care Equipment & Supplies)	2,096	5,764
Byline Bancorp, Inc. (Banks)	387	9,598
C3.ai, Inc.* - Class A (Software)	923	18,322
C4 Therapeutics, Inc.* (Biotechnology)	663	5,165
Cabot Corp. (Chemicals)	877	66,064
Cactus, Inc. - Class A (Energy Equipment & Services)	929	50,268
Cadence Bank (Banks)	2,859	73,133
Cadre Holdings, Inc. (Aerospace & Defense)	300	6,867
Caesarstone, Ltd. (Building Products)	357	2,228
Calavo Growers, Inc. (Food Products)	272	8,718
Caleres, Inc. (Specialty Retail)	556	14,467
California Resources Corp. (Oil, Gas & Consumable Fuels)	1,167	49,866
California Water Service Group (Water Utilities)	855	52,300
Calix, Inc.* (Communications Equipment)	906	47,691
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	775	32,976
Cal-Maine Foods, Inc. (Food Products)	597	34,160
Cambium Networks Corp.* (Communications Equipment)	182	3,900
Cambridge Bancorp (Banks)	108	8,640
Camden National Corp. (Banks)	227	9,586
Camping World Holdings, Inc. - Class A (Specialty Retail)	613	15,576
Cannae Holdings, Inc.* (Diversified Financial Services)	1,094	26,737
Cano Health, Inc.* (Health Care Providers & Services)	2,553	3,523
Canoo, Inc.* (Automobiles)	2,647	3,176
Cantaloupe, Inc.* (IT Services)	921	4,688
Capital Bancorp, Inc. (Banks)	141	3,032
Capital City Bank Group, Inc. (Banks)	213	6,916
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	2,050	17,159
Capstar Financial Holdings, Inc. (Banks)	320	5,571
Cara Therapeutics, Inc.* (Biotechnology)	706	8,246
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	643	8,963
Cardlytics, Inc.* (Media)	505	3,788
CareDx, Inc.* (Biotechnology)	802	11,982
CareMax, Inc.* (Health Care Providers & Services)	922	4,324
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	1,523	31,557
Cargurus, Inc.* (Interactive Media & Services)	1,608	28,381
Caribou Biosciences, Inc.* (Biotechnology)	884	6,374
CarParts.com, Inc.* (Internet & Direct Marketing Retail)	801	5,463
Carpenter Technology Corp. (Metals & Mining)	753	36,362
Carriage Services, Inc. (Diversified Consumer Services)	209	6,776
Cars.com, Inc.* (Interactive Media & Services)	1,043	17,835
Carter Bankshares, Inc.* (Banks)	376	6,249
Casa Systems, Inc.* (Communications Equipment)	559	1,912
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	786	62,974
Cass Information Systems, Inc. (IT Services)	212	10,295
Cassava Sciences, Inc.* (Pharmaceuticals)	602	16,856
Castle Biosciences, Inc.* (Biotechnology)	387	10,480
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	1,529	23,684
Cathay General Bancorp (Banks)	1,135	49,895
Cavco Industries, Inc.* (Household Durables)	141	37,520
CBIZ, Inc.* (Professional Services)	756	35,978
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	420	11,193
Celldex Therapeutics, Inc.* (Biotechnology)	723	31,855
Celsius Holdings, Inc.* (Beverages)	876	87,881
Celularity, Inc.* (Biotechnology)	1,002	842
Cenntro Electric Group, Ltd.* (Automobiles)	2,903	2,214
Centerspace (Equity Real Estate Investment Trusts (REITs))	238	16,094

See accompanying notes to schedules of portfolio investments.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Central Garden & Pet Co.* (Household Products)	156	$6,543
Central Garden & Pet Co.* - Class A (Household Products)	633	25,086
Central Pacific Financial Corp. (Banks)	421	9,515
Centrus Energy Corp.* - Class A (Oil, Gas & Consumable Fuels)	168	6,896
Century Aluminum Co.* (Metals & Mining)	819	9,206
Century Casinos, Inc.* (Hotels, Restaurants & Leisure)	429	3,784
Century Communities, Inc. (Household Durables)	445	27,234
Century Therapeutics, Inc.* (Biotechnology)	318	1,453
Cepton, Inc.* (Electronic Equipment, Instruments & Components)	746	903
Cerberus Cyber Sentinel Corp.* (IT Services)	731	1,045
Cerence, Inc.* (Software)	619	15,178
Cerevel Therapeutics Holdings, Inc.* (Biotechnology)	903	30,837
Cerus Corp.* (Health Care Equipment & Supplies)	2,720	8,541
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	361	11,956
ChampionX Corp. (Energy Equipment & Services)	3,157	104,243
Charge Enterprises, Inc.* (Diversified Telecommunication Services)	2,052	2,750
Chart Industries, Inc.* (Machinery)	673	90,168
Chase Corp. (Chemicals)	119	11,231
Chatham Lodging Trust (Equity Real Estate Investment Trusts (REITs))	756	10,743
Chegg, Inc.* (Diversified Consumer Services)	1,960	40,689
Chesapeake Utilities Corp. (Gas Utilities)	274	34,546
Chicago Atlantic Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts (REITs))	86	1,329
Chico's FAS, Inc.* (Specialty Retail)	1,930	10,171
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts (REITs))	3,666	26,725
Chimerix, Inc.* (Biotechnology)	1,329	2,352
Chinook Therapeutics, Inc.* (Biotechnology)	799	20,191
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	654	93,738
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	282	9,653
Cimpress PLC* (Commercial Services & Supplies)	278	9,088
CinCor Pharma, Inc.* (Pharmaceuticals)	392	11,341
Cinemark Holdings, Inc.* (Entertainment)	1,718	20,513
Cipher Mining, Inc.* (Software)	617	740
CIRCOR International, Inc.* (Machinery)	291	8,046
Citi Trends, Inc.* (Specialty Retail)	127	3,998
Citizens & Northern Corp. (Banks)	238	5,631
City Holding Co. (Banks)	233	22,086
City Office REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	614	6,042
Civista Bancshares, Inc. (Banks)	243	5,273
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	1,163	77,398
Claros Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	1,450	24,273
Clarus Corp. (Leisure Products)	454	4,563
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	2,672	15,124
Cleanspark, Inc.* (Software)	721	2,286
Clear Channel Outdoor Holdings, Inc.* (Media)	5,814	11,105
Clear Secure, Inc. - Class A (Software)	981	30,794
Clearfield, Inc.* (Communications Equipment)	182	13,006
Clearwater Paper Corp.* (Paper & Forest Products)	264	10,193
Clearway Energy, Inc. - Class A (Independent Power and Renewable Electricity Producers)	549	17,595
Clearway Energy, Inc. - Class C (Independent Power and Renewable Electricity Producers)	1,293	43,690
Clipper Realty, Inc. (Equity Real Estate Investment Trusts (REITs))	189	1,331
Clover Health Investments Corp.* (Health Care Providers & Services)	6,090	8,100
CNB Financial Corp. (Banks)	318	7,670
CNO Financial Group, Inc. (Insurance)	1,789	46,085
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	2,811	47,028
Coastal Financial Corp.* (Banks)	164	7,490
Coca-Cola Consolidated, Inc. (Beverages)	74	37,502
Codexis, Inc.* (Life Sciences Tools & Services)	966	5,941
Coeur Mining, Inc.* (Metals & Mining)	4,392	17,085
Cogent Biosciences, Inc.* (Biotechnology)	1,009	15,196
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	678	46,490
Cohen & Steers, Inc. (Capital Markets)	400	29,388
Coherus Biosciences, Inc.* (Biotechnology)	1,160	9,837
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	741	26,735
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	530	14,882
Colony Bankcorp, Inc. (Banks)	258	3,326
Columbia Banking System, Inc. (Banks)	1,242	38,390
Columbia Financial, Inc.* (Thrifts & Mortgage Finance)	536	10,640
Columbus McKinnon Corp. (Machinery)	442	15,890
Comfort Systems USA, Inc. (Construction & Engineering)	558	67,540
Commercial Metals Co. (Metals & Mining)	1,842	99,964
CommScope Holding Co., Inc.* (Communications Equipment)	3,233	27,157
Community Bank System, Inc. (Banks)	842	48,592
Community Health Systems, Inc. (Health Care Providers & Services)	1,972	10,294
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	374	16,037
Community Trust Bancorp, Inc. (Banks)	247	10,641
CommVault Systems, Inc.* (Software)	701	43,623

See accompanying notes to schedules of portfolio investments.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Compass Diversified Holdings (Diversified Financial Services)	976	$21,784
Compass Minerals International, Inc. (Metals & Mining)	540	25,196
Compass, Inc.* - Class A (Real Estate Management & Development)	4,306	17,310
CompoSecure, Inc.* (Technology Hardware, Storage & Peripherals)	130	827
Computer Programs and Systems, Inc.* (Health Care Technology)	221	6,493
CompX International, Inc. (Commercial Services & Supplies)	25	474
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	1,444	17,545
Comtech Telecommunications Corp. (Communications Equipment)	408	6,471
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	414	3,370
Conduent, Inc.* (IT Services)	2,677	12,769
CONMED Corp. (Health Care Equipment & Supplies)	459	43,954
ConnectOne Bancorp, Inc. (Banks)	585	13,905
Conn's, Inc.* (Specialty Retail)	206	1,938
Consensus Cloud Solutions, Inc.* (Software)	296	17,396
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	541	31,286
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	1,172	5,098
Constellium SE* (Metals & Mining)	1,992	28,944
Construction Partners, Inc.* - Class A (Construction & Engineering)	628	17,766
Consumer Portfolio Services, Inc.* (Consumer Finance)	151	1,518
ContextLogic, Inc.* - Class A (Internet & Direct Marketing Retail)	9,121	6,274
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,361	31,112
CoreCivic, Inc.* (Equity Real Estate Investment Trusts (REITs))	1,799	19,141
Corporate Office Properties Trust (Equity Real Estate Investment Trusts (REITs))	1,775	49,824
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	603	9,485
CorVel Corp.* (Health Care Providers & Services)	140	24,942
Costamare, Inc. (Marine)	833	8,455
Couchbase, Inc.* (Software)	446	6,596
Coursera, Inc.* (Diversified Consumer Services)	1,798	28,678
Covenant Logistics Group, Inc. - Class A (Road & Rail)	147	4,875
Cowen, Inc. - Class A (Capital Markets)	423	16,446
CRA International, Inc. (Professional Services)	110	13,072
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	349	38,941
Crawford & Co. - Class A (Insurance)	244	1,579
Credo Technology Group Holding, Ltd.* (Semiconductors & Semiconductor Equipment)	1,519	26,324
Crescent Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	617	7,441
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	830	16,276
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	956	116,413
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	563	15,623
CrossFirst Bankshares, Inc.* (Banks)	703	9,491
CryoPort, Inc.* (Health Care Equipment & Supplies)	697	15,913
Cryptyde, Inc.* (Containers & Packaging)	314	68
CS Disco, Inc.* (Software)	356	2,958
CSG Systems International, Inc. (IT Services)	490	29,238
CSW Industrials, Inc. (Building Products)	231	31,234
CTI BioPharma Corp.* (Biotechnology)	1,579	8,732
CTO Realty Growth, Inc. (Equity Real Estate Investment Trusts (REITs))	286	5,617
CTS Corp. (Electronic Equipment, Instruments & Components)	500	22,255
Cue Health, Inc.* (Health Care Equipment & Supplies)	1,717	4,499
Cullinan Oncology, Inc.* (Biotechnology)	479	5,576
Cumulus Media, Inc.* - Class A (Media)	274	1,836
Curo Group Holdings Corp. (Consumer Finance)	347	1,402
Cushman & Wakefield PLC* (Real Estate Management & Development)	2,505	36,146
Custom Truck One Source, Inc.* (Trading Companies & Distributors)	941	6,662
Customers Bancorp, Inc.* (Banks)	481	14,608
Cutera, Inc.* (Health Care Equipment & Supplies)	261	9,091
CVB Financial Corp. (Banks)	2,102	50,910
Cvent Holding Corp.* (Software)	714	5,762
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	466	15,471
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	1,800	21,690
Cytokinetics, Inc.* (Biotechnology)	1,294	54,969
Cyxtera Technologies, Inc.* (IT Services)	583	1,877
Daily Journal Corp.* (Media)	18	5,508
Dakota Gold Corp.* (Metals & Mining)	825	2,896
Dana, Inc. (Auto Components)	2,035	36,915
Danimer Scientific, Inc.* (Chemicals)	1,429	3,258
Daseke, Inc.* (Road & Rail)	635	4,432
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	677	29,348
Day One Biopharmaceuticals, Inc.* (Biotechnology)	436	9,492
Deciphera Pharmaceuticals, Inc.* (Biotechnology)	725	12,332
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	1,094	29,275
Deluxe Corp. (Commercial Services & Supplies)	682	13,633
Denali Therapeutics, Inc.* (Biotechnology)	1,715	51,913

See accompanying notes to schedules of portfolio investments.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Denbury, Inc.* (Oil, Gas & Consumable Fuels)	790	$68,556
Denny's Corp.* (Hotels, Restaurants & Leisure)	879	10,566
Design Therapeutics, Inc.* (Biotechnology)	535	4,200
Designer Brands, Inc. (Specialty Retail)	797	8,217
Desktop Metal, Inc.* - Class A (Machinery)	4,226	7,100
Destination XL Group, Inc.* (Specialty Retail)	905	6,453
DHI Group, Inc.* (Interactive Media & Services)	658	3,909
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	2,159	18,503
Diamond Hill Investment Group, Inc. (Capital Markets)	45	8,479
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	1,596	18,290
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts (REITs))	3,306	31,837
DICE Therapeutics, Inc.* (Pharmaceuticals)	557	17,696
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	1,154	2,758
Digi International, Inc.* (Communications Equipment)	539	18,321
Digimarc Corp.* (Software)	216	4,316
Digital Turbine, Inc.* (Software)	1,480	25,693
DigitalBridge Group, Inc. (Real Estate Management & Development)	2,490	36,851
DigitalOcean Holdings, Inc.* (IT Services)	1,099	32,256
Dillard's, Inc. - Class A (Multiline Retail)	63	24,779
Dime Community Bancshares, Inc. (Banks)	515	15,357
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	233	18,013
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	701	62,522
Diversey Holdings, Ltd.* (Chemicals)	1,233	7,484
Diversified Healthcare Trust (Equity Real Estate Investment Trusts (REITs))	3,750	2,968
DMC Global, Inc.* (Energy Equipment & Services)	295	6,708
DocGo, Inc.* (Health Care Providers & Services)	1,301	13,010
Doma Holdings, Inc.* (Real Estate Management & Development)	2,191	1,556
Domo, Inc.* (Software)	487	7,553
Donegal Group, Inc. - Class A (Insurance)	245	3,719
Donnelley Financial Solutions, Inc.* (Capital Markets)	400	18,244
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	484	9,607
Dorman Products, Inc. (Auto Components)	415	40,280
Douglas Dynamics, Inc. (Machinery)	354	14,305
Douglas Elliman, Inc. (Real Estate Management & Development)	1,192	5,555
Dream Finders Homes, Inc.* - Class A (Household Durables)	330	4,171
Dril-Quip, Inc.* (Energy Equipment & Services)	528	16,215
Duck Creek Technologies, Inc.* (Software)	1,217	23,038
Ducommun, Inc.* (Aerospace & Defense)	174	10,054
Duluth Holdings, Inc.* - Class B (Internet & Direct Marketing Retail)	208	1,383
Duolingo, Inc.* (Diversified Consumer Services)	371	35,427
DXP Enterprises, Inc.* (Trading Companies & Distributors)	240	7,272
Dycom Industries, Inc.* (Construction & Engineering)	455	43,393
Dynavax Technologies Corp.* (Biotechnology)	1,883	21,429
Dyne Therapeutics, Inc.* (Biotechnology)	499	7,285
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts (REITs))	719	10,361
DZS, Inc.* (Communications Equipment)	278	3,531
E2open Parent Holdings, Inc.* (Software)	3,141	21,673
Eagle Bancorp, Inc. (Banks)	500	23,745
Eagle Bulk Shipping, Inc. (Marine)	213	12,201
Eagle Pharmaceuticals, Inc.* (Biotechnology)	161	5,464
Earthstone Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	688	9,563
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	1,437	23,337
Eastern Bankshares, Inc. (Banks)	2,458	39,746
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	902	3,256
Ebix, Inc. (Software)	415	7,910
EchoStar Corp.* - Class A (Diversified Telecommunication Services)	530	9,916
Ecovyst, Inc.* (Chemicals)	1,141	11,969
Edgewell Personal Care Co. (Personal Products)	812	34,802
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	597	6,107
Editas Medicine, Inc.* (Biotechnology)	1,089	10,770
eGain Corp.* (Software)	332	3,227
eHealth, Inc.* (Insurance)	391	3,245
Eiger Biopharmaceuticals, Inc.* (Biotechnology)	659	1,252
El Pollo Loco Holdings, Inc. (Hotels, Restaurants & Leisure)	307	3,767
elf Beauty, Inc.* (Personal Products)	775	44,601
Ellington Financial, Inc. (Mortgage Real Estate Investment Trusts (REITs))	908	12,467
Elme Communities (Equity Real Estate Investment Trusts (REITs))	1,378	26,458
Embecta Corp. (Health Care Equipment & Supplies)	917	24,200
EMCOR Group, Inc. (Construction & Engineering)	745	110,446
Emergent BioSolutions, Inc.* (Biotechnology)	794	10,473
Empire Petroleum Corp.* (Oil, Gas & Consumable Fuels)	160	2,110
Empire State Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	2,098	17,497
Employers Holdings, Inc. (Insurance)	428	18,776
Enact Holdings, Inc. (Thrifts & Mortgage Finance)	473	11,896

See accompanying notes to schedules of portfolio investments.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Enanta Pharmaceuticals, Inc.* (Biotechnology)	309	$16,494
Encore Capital Group, Inc.* (Consumer Finance)	365	20,338
Encore Wire Corp. (Electrical Equipment)	279	45,039
Energizer Holdings, Inc. (Household Products)	1,051	38,992
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	2,460	18,130
Energy Recovery, Inc.* (Machinery)	867	19,187
Energy Vault Holdings, Inc.* (Electrical Equipment)	1,294	5,487
Enerpac Tool Group Corp. (Machinery)	902	23,939
EnerSys (Electrical Equipment)	643	53,382
Eneti, Inc. (Marine)	349	3,696
Enfusion, Inc.* - Class A (Software)	423	5,025
EngageSmart, Inc.* (Software)	560	11,032
Ennis, Inc. (Commercial Services & Supplies)	400	8,496
Enochian Biosciences, Inc.* (Biotechnology)	313	382
Enova International, Inc.* (Consumer Finance)	484	22,095
Enovix Corp.* (Electrical Equipment)	1,715	13,617
EnPro Industries, Inc. (Machinery)	329	39,832
Enstar Group, Ltd.* (Insurance)	177	42,887
Entercom Communications Corp.* (Media)	1,902	611
Enterprise Bancorp, Inc. (Banks)	147	5,224
Enterprise Financial Services Corp. (Banks)	556	29,646
Entravision Communications Corp. - Class A (Media)	936	6,084
Envestnet, Inc.* (Software)	866	56,290
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	418	20,808
EQRx, Inc.* (Biotechnology)	3,170	7,767
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	6,480	46,980
Equity Bancshares, Inc. - Class A (Banks)	239	7,134
Equity Commonwealth (Equity Real Estate Investment Trusts (REITs))	1,652	42,159
Erasca, Inc.* (Biotechnology)	1,023	4,092
Ermenegildo Zegna Holditalia SpA (Consumer Discretionary Products)	944	10,818
ESCO Technologies, Inc. (Machinery)	406	39,967
Esperion Therapeutics, Inc.* (Biotechnology)	1,162	7,390
Esquire Financial Holdings, Inc. (Banks)	110	5,119
ESS Tech, Inc.* (Electrical Equipment)	1,273	2,813
Essent Group, Ltd. (Thrifts & Mortgage Finance)	1,661	73,134
Essential Properties Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	2,216	56,464
Ethan Allen Interiors, Inc. (Household Durables)	356	10,231
European Wax Center, Inc. - Class A (Diversified Consumer Services)	384	7,235
Eventbrite, Inc.* (Interactive Media & Services)	1,232	10,952
Everbridge, Inc.* (Software)	630	20,135
EverCommerce, Inc.* (Software)	377	3,894
Everi Holdings, Inc.* (Hotels, Restaurants & Leisure)	1,360	23,623
EverQuote, Inc.* - Class A (Interactive Media & Services)	315	4,914
EVERTEC, Inc. (IT Services)	963	35,573
EVgo, Inc.* (Specialty Retail)	1,072	7,386
Evo Payments, Inc.* (IT Services)	745	25,233
Evolent Health, Inc.* (Health Care Technology)	1,292	41,628
Evolus, Inc.* (Pharmaceuticals)	559	5,808
Evolv Technologies Holdings, Inc.* (Electronic Equipment, Instruments & Components)	1,326	4,058
Evoqua Water Technologies Corp.* (Machinery)	1,854	89,937
Excelerate Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	293	6,827
ExlService Holdings, Inc.* (IT Services)	510	87,006
eXp World Holdings, Inc. (Real Estate Management & Development)	1,098	17,118
Exponent, Inc. (Professional Services)	802	82,238
Express, Inc.* (Specialty Retail)	1,014	1,176
Expro Group Holdings N.V.* (Energy Equipment & Services)	1,222	23,084
Extreme Networks, Inc.* (Communications Equipment)	2,021	36,438
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	413	1,925
EZCORP, Inc.* - Class A (Consumer Finance)	787	7,170
F45 Training Holdings, Inc.* (Hotels, Restaurants & Leisure)	580	1,798
Fabrinet* (Electronic Equipment, Instruments & Components)	581	76,494
Faraday Future Intelligent Electric, Inc.* (Automobiles)	3,271	2,780
Farmers & Merchants Bancorp, Inc. (Banks)	198	5,633
Farmers National Bancorp (Banks)	496	7,132
Farmland Partners, Inc. (Equity Real Estate Investment Trusts (REITs))	786	10,124
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	296	8,134
Fastly, Inc.* - Class A (IT Services)	1,789	18,516
Fate Therapeutics, Inc.* (Biotechnology)	1,309	7,802
Fathom Digital Manufacturing C* (Machinery)	155	214
FB Financial Corp. (Banks)	564	21,184
Federal Agricultural Mortgage Corp. (Thrifts & Mortgage Finance)	144	19,148
Federal Signal Corp. (Machinery)	941	50,108
Federated Hermes, Inc. - Class B (Capital Markets)	1,345	52,859
FibroGen, Inc.* (Biotechnology)	1,379	32,544
Figs, Inc.* - Class A (Health Care Equipment & Supplies)	2,011	17,998
Finance Of America Cos., Inc.* - Class A (Thrifts & Mortgage Finance)	619	1,089
Financial Institutions, Inc. (Banks)	238	5,881

See accompanying notes to schedules of portfolio investments.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
First Advantage Corp.* (Professional Services)	925	$12,839
First Bancorp (Banks)	556	22,157
First Bancorp (Banks)	2,872	38,628
First Bank/Hamilton NJ (Banks)	244	3,301
First Busey Corp. (Banks)	813	19,406
First Business Financial Services, Inc. (Banks)	126	4,511
First Commonwealth Financial Corp. (Banks)	1,472	21,653
First Community Bancshares, Inc. (Banks)	248	8,062
First Financial Bancorp (Banks)	1,469	37,210
First Financial Bankshares, Inc. (Banks)	2,049	72,985
First Financial Corp. (Banks)	174	7,816
First Foundation, Inc. (Banks)	807	12,533
First Guaranty Bancshares, Inc. (Banks)	95	2,081
First Internet Bancorp (Banks)	136	3,575
First Interstate BancSystem, Inc. - Class A (Banks)	1,408	50,519
First Merchants Corp. (Banks)	902	38,461
First Mid Bancshares, Inc. (Banks)	294	9,446
First Watch Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	238	3,856
First Western Financial, Inc.* (Banks)	125	3,281
FirstCash Holdings, Inc. (Consumer Finance)	593	54,662
Fisker, Inc.* (Automobiles)	2,791	20,793
Five Star Bancorp (Banks)	198	5,338
FLEX LNG, Ltd. (Oil, Gas & Consumable Fuels)	449	13,964
Fluence Energy, Inc.* (Electrical Equipment)	566	13,663
Fluor Corp.* (Construction & Engineering)	2,243	82,430
Flushing Financial Corp. (Banks)	448	8,597
Flywire Corp.* (IT Services)	899	24,246
Focus Financial Partners, Inc.* (Capital Markets)	914	41,267
Focus Universal, Inc.* (Electronic Equipment, Instruments & Components)	279	1,618
Foghorn Therapeutics, Inc.* (Pharmaceuticals)	317	2,726
Foot Locker, Inc. (Specialty Retail)	1,272	55,345
Forestar Group, Inc.* (Real Estate Management & Development)	287	4,271
ForgeRock, Inc.* - Class A (Software)	601	11,936
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	1,215	34,190
Forrester Research, Inc.* (Professional Services)	178	6,597
Forward Air Corp. (Air Freight & Logistics)	424	45,729
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	745	4,232
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	1,319	37,934
Fox Factory Holding Corp.* (Auto Components)	669	79,001
Franchise Group, Inc. (Diversified Consumer Services)	411	12,696
Franklin BSP Realty Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	1,308	18,966
Franklin Covey Co.* (Professional Services)	192	8,909
Franklin Electric Co., Inc. (Machinery)	726	65,558
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts (REITs))	1,558	4,799
Fresh Del Monte Produce, Inc. (Food Products)	481	13,757
Frontdoor, Inc.* (Diversified Consumer Services)	1,305	35,470
Frontier Group Holdings, Inc.* (Airlines)	588	7,397
Frontline PLC (Oil, Gas & Consumable Fuels)	1,965	27,176
FRP Holdings, Inc.* (Real Estate Management & Development)	105	5,898
FTC Solar, Inc.* (Electrical Equipment)	677	1,862
fuboTV, Inc.* (Interactive Media & Services)	2,965	7,620
FuelCell Energy, Inc.* (Electrical Equipment)	6,441	23,574
Fulcrum Therapeutics, Inc.* (Pharmaceuticals)	687	8,663
Fulgent Genetics, Inc.* (Health Care Providers & Services)	330	11,147
Full House Resorts, Inc.* (Hotels, Restaurants & Leisure)	519	4,578
Fulton Financial Corp. (Banks)	2,557	42,779
Funko, Inc.* (Distributors)	502	6,075
FutureFuel Corp. (Chemicals)	407	3,773
FVCBankcorp, Inc.* (Banks)	188	3,220
Gambling.com Group, Ltd.* (Media)	141	1,349
Gannett Co., Inc.* (Media)	2,272	5,135
GATX Corp. (Trading Companies & Distributors)	554	63,405
GCM Grosvenor, Inc. - Class A (Capital Markets)	648	5,806
Gelesis Holdings, Inc.* (Biotechnology)	283	87
Genco Shipping & Trading, Ltd. (Marine)	578	10,485
GeneDx Holdings Corp.* (Health Care Technology)	2,493	1,059
Generation Bio Co.* (Biotechnology)	758	4,472
Genesco, Inc.* (Specialty Retail)	197	9,513
Gentherm, Inc.* (Auto Components)	522	38,852
Genworth Financial, Inc.* (Insurance)	7,801	43,062
German American Bancorp, Inc. (Banks)	436	16,795
Geron Corp.* (Biotechnology)	5,726	18,896
Getty Realty Corp. (Equity Real Estate Investment Trusts (REITs))	664	24,190
Gevo, Inc.* (Oil, Gas & Consumable Fuels)	3,103	6,578
Gibraltar Industries, Inc.* (Building Products)	490	26,249
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	678	11,472
Glacier Bancorp, Inc. (Banks)	1,752	79,874
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts (REITs))	617	10,483
Gladstone Land Corp. (Equity Real Estate Investment Trusts (REITs))	508	9,926
Glatfelter Corp. (Paper & Forest Products)	695	3,044
Glaukos Corp.* (Health Care Equipment & Supplies)	721	35,365

See accompanying notes to schedules of portfolio investments.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Global Industrial Co. (Trading Companies & Distributors)	205	$5,389
Global Medical REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	961	10,792
Global Net Lease, Inc. (Equity Real Estate Investment Trusts (REITs))	1,642	24,548
Global Water Resources, Inc. (Water Utilities)	214	3,045
Globalstar, Inc.* (Diversified Telecommunication Services)	10,783	15,204
GMS, Inc.* (Trading Companies & Distributors)	672	39,863
Gogo, Inc.* (Wireless Telecommunication Services)	780	13,081
Golar LNG, Ltd.* (Oil, Gas & Consumable Fuels)	1,591	37,293
Golden Entertainment, Inc.* (Hotels, Restaurants & Leisure)	316	12,482
Golden Ocean Group, Ltd. (Marine)	1,935	18,537
Goosehead Insurance, Inc.* (Insurance)	300	11,715
GoPro, Inc.* - Class A (Household Durables)	2,037	12,528
Gossamer Bio, Inc.* (Biotechnology)	994	2,624
GrafTech International, Ltd. (Electrical Equipment)	3,055	19,980
Graham Holdings Co. - Class B (Diversified Consumer Services)	58	37,892
Granite Construction, Inc. (Construction & Engineering)	698	29,721
Granite Point Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	819	5,471
Gray Television, Inc. (Media)	1,294	16,770
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	1,030	7,086
Great Southern Bancorp, Inc. (Banks)	147	8,591
Green Brick Partners, Inc.* (Household Durables)	428	13,354
Green Dot Corp.* - Class A (Consumer Finance)	741	13,397
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	848	29,485
Greene County Bancorp, Inc. (Thrifts & Mortgage Finance)	54	2,643
Greenidge Generation Holdings, Inc.* (Software)	228	192
GreenLight Biosciences Holdings PBC* (Biotechnology)	1,411	1,538
Greenlight Capital Re, Ltd.* - Class A (Insurance)	412	4,058
Greif, Inc. - Class A (Containers & Packaging)	392	28,001
Greif, Inc. - Class B (Containers & Packaging)	85	7,004
Grid Dynamics Holdings, Inc.* (IT Services)	845	10,579
Griffon Corp. (Building Products)	725	29,638
Group 1 Automotive, Inc. (Specialty Retail)	223	47,689
Groupon, Inc.* (Internet & Direct Marketing Retail)	345	2,850
GrowGeneration Corp.* (Specialty Retail)	905	4,670
Guaranty Bancshares, Inc. (Banks)	128	4,221
Guess?, Inc. (Specialty Retail)	489	11,330
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	173	11,790
H&E Equipment Services, Inc. (Trading Companies & Distributors)	503	25,598
H.B. Fuller Co. (Chemicals)	837	57,837
Haemonetics Corp.* (Health Care Equipment & Supplies)	801	67,764
Halozyme Therapeutics, Inc.* (Biotechnology)	2,098	108,612
Hamilton Lane, Inc. (Capital Markets)	566	44,069
Hancock Whitney Corp. (Banks)	1,359	69,961
Hanmi Financial Corp. (Banks)	477	11,109
Hannon Armstrong Sustainable Infrastructure Capital, Inc. - Class I (Mortgage Real Estate Investment Trusts (REITs))	1,373	50,676
HarborOne Bancorp, Inc. (Banks)	689	9,398
Harmonic, Inc.* (Communications Equipment)	1,451	19,110
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	412	19,846
Harsco Corp.* (Machinery)	1,238	9,830
Haverty Furniture Cos., Inc. (Specialty Retail)	229	7,997
Hawaiian Holdings, Inc.* (Airlines)	798	9,831
Hawkins, Inc. (Chemicals)	305	11,895
Haynes International, Inc. (Metals & Mining)	192	10,692
HBT Financial, Inc. (Banks)	161	3,376
HCI Group, Inc. (Insurance)	99	4,971
Health Catalyst, Inc.* (Health Care Technology)	865	12,024
Healthcare Services Group, Inc. (Commercial Services & Supplies)	1,168	15,733
HealthEquity, Inc.* (Health Care Providers & Services)	1,308	79,591
HealthStream, Inc.* (Health Care Technology)	381	9,213
Heartland Express, Inc. (Road & Rail)	736	12,380
Heartland Financial USA, Inc. (Banks)	648	32,057
Hecla Mining Co. (Metals & Mining)	8,721	53,809
Heidrick & Struggles International, Inc. (Professional Services)	308	9,474
Helen of Troy, Ltd.* (Household Durables)	375	42,416
Heliogen, Inc.* (Electrical Equipment)	1,433	914
Helios Technologies, Inc. (Machinery)	513	33,858
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	2,255	17,882
Helmerich & Payne, Inc. (Energy Equipment & Services)	1,620	78,473
Herbalife Nutrition, Ltd.* (Personal Products)	1,544	27,128
Herc Holdings, Inc. (Trading Companies & Distributors)	396	61,507
Heritage Commerce Corp. (Banks)	926	11,223
Heritage Financial Corp. (Banks)	545	15,549
Heritage-Crystal Clean, Inc.* (Commercial Services & Supplies)	247	9,188
Heron Therapeutics, Inc.* (Biotechnology)	1,623	4,398

See accompanying notes to schedules of portfolio investments.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Hersha Hospitality Trust (Equity Real Estate Investment Trusts (REITs))	495	$4,554
Heska Corp.* (Health Care Equipment & Supplies)	152	13,595
HF Foods Group, Inc.* (Food & Staples Retailing)	571	2,661
Hibbett, Inc. (Specialty Retail)	200	13,272
HighPeak Energy, Inc. (Oil, Gas & Consumable Fuels)	110	3,076
Hillenbrand, Inc. (Machinery)	1,093	51,218
HilleVax, Inc.* (Biotechnology)	275	4,703
Hillman Solutions Corp.* (Machinery)	2,122	20,371
Hilltop Holdings, Inc. (Banks)	786	25,702
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	1,354	64,125
Hims & Hers Health, Inc.* (Health Care Providers & Services)	1,913	15,840
Hingham Institution For Savings The (Thrifts & Mortgage Finance)	23	6,724
Hippo Holdings, Inc.* (Insurance)	270	4,531
HireRight Holdings Corp.* (Professional Services)	334	3,821
HNI Corp. (Commercial Services & Supplies)	649	20,619
Holley, Inc.* (Auto Components)	812	2,688
Home Bancorp, Inc. (Thrifts & Mortgage Finance)	115	4,416
Home BancShares, Inc. (Banks)	2,964	70,751
Home Point Capital, Inc. (Thrifts & Mortgage Finance)	127	229
HomeStreet, Inc. (Banks)	283	7,802
HomeTrust Bancshares, Inc. (Banks)	224	6,048
Hope Bancorp, Inc. (Banks)	1,826	23,537
Horace Mann Educators Corp. (Insurance)	648	23,075
Horizon Bancorp, Inc. (Banks)	635	9,931
Hostess Brands, Inc.* (Food Products)	2,104	48,666
Houlihan Lokey, Inc. (Capital Markets)	788	78,068
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	82	4,746
Hub Group, Inc.* - Class A (Air Freight & Logistics)	509	43,402
Hudson Technologies, Inc.* (Commercial Services & Supplies)	679	6,933
Humacyte, Inc.* (Biotechnology)	928	2,441
Huron Consulting Group, Inc.* (Professional Services)	310	21,092
Hycroft Mining Holding Corp.* (Metals & Mining)	2,414	1,446
Hydrofarm Holdings Group, Inc.* (Machinery)	690	1,290
Hyliion Holdings Corp.* (Machinery)	2,166	7,754
Hyster-Yale Materials Handling, Inc. (Machinery)	171	5,546
Hyzon Motors, Inc.* (Machinery)	1,386	2,952
I3 Verticals, Inc.* - Class A (IT Services)	347	10,035
IBEX Holdings, Ltd.* (Commercial Services & Supplies)	141	3,763
ICF International, Inc. (Professional Services)	291	29,737
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	442	14,940
Icosavax, Inc.* (Biotechnology)	351	3,703
Ideaya Biosciences, Inc.* (Biotechnology)	699	11,904
Identiv, Inc.* (Electronic Equipment, Instruments & Components)	348	3,035
IDT Corp.* - Class B (Diversified Telecommunication Services)	245	7,201
IES Holdings, Inc.* (Construction & Engineering)	137	5,454
IGM Biosciences, Inc.* (Biotechnology)	167	3,796
iHeartMedia, Inc.* - Class A (Media)	1,900	14,725
IMAX Corp.* (Entertainment)	741	12,597
ImmunityBio, Inc.* (Biotechnology)	1,291	4,906
ImmunoGen, Inc.* (Biotechnology)	3,384	15,566
Immunovant, Inc.* (Biotechnology)	700	12,439
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	339	43,995
Inari Medical, Inc.* (Health Care Equipment & Supplies)	760	43,358
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	3,540	66,658
Independent Bank Corp. (Banks)	723	57,616
Independent Bank Corp. (Banks)	316	7,006
Independent Bank Group, Inc. (Banks)	564	34,573
indie Semiconductor, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	1,608	12,816
Indus Realty Trust, Inc. (Real Estate Management & Development)	85	5,449
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts (REITs))	1,025	4,520
Infinera Corp.* (Communications Equipment)	3,046	22,297
Information Services Group, Inc. (IT Services)	554	2,903
Ingevity Corp.* (Chemicals)	592	48,804
Ingles Markets, Inc. (Food & Staples Retailing)	224	21,280
Inhibrx, Inc.* (Biotechnology)	514	12,850
Innospec, Inc. (Chemicals)	390	44,078
Innovage Holding Corp.* (Health Care Providers & Services)	302	2,262
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	438	39,324
Innovid Corp.* (Media)	1,207	2,716
Innoviva, Inc.* (Pharmaceuticals)	997	12,612
Inogen, Inc.* (Health Care Equipment & Supplies)	362	8,445
Inotiv, Inc.* (Life Sciences Tools & Services)	275	1,994
Inovio Pharmaceuticals, Inc.* (Biotechnology)	3,897	6,469
Inseego Corp.* (Communications Equipment)	1,360	1,578
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	495	55,796
Insmed, Inc.* (Biotechnology)	2,131	45,880
Insperity, Inc. (Professional Services)	571	63,124
Inspirato, Inc.* (Hotels, Restaurants & Leisure)	325	406

See accompanying notes to schedules of portfolio investments.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Inspire Medical Systems, Inc.* (Health Care Technology)	445	$112,612
Inspired Entertainment, Inc.* (Hotels, Restaurants & Leisure)	336	5,006
Installed Building Products, Inc. (Household Durables)	376	41,394
Insteel Industries, Inc. (Building Products)	295	8,847
Instil Bio, Inc.* (Biotechnology)	1,098	894
Instructure Holdings, Inc.* (Software)	273	7,379
Intapp, Inc.* (Software)	227	6,578
Integer Holdings Corp.* (Health Care Equipment & Supplies)	520	34,221
Integral Ad Science Holding Corp.* (Media)	602	6,189
Intellia Therapeutics, Inc.* (Biotechnology)	1,340	56,870
Inter Parfums, Inc. (Personal Products)	283	33,456
Intercept Pharmaceuticals, Inc.* (Biotechnology)	386	7,048
InterDigital, Inc. (Communications Equipment)	469	32,807
Interface, Inc. (Commercial Services & Supplies)	905	10,299
International Bancshares Corp. (Banks)	844	39,558
International Game Technology PLC (Hotels, Restaurants & Leisure)	1,548	40,945
International Money Express, Inc.* (IT Services)	494	11,243
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	768	29,829
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	1,444	69,195
Intrepid Potash, Inc.* (Chemicals)	175	5,728
InvenTrust Properties Corp. (Equity Real Estate Investment Trusts (REITs))	1,068	26,561
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts (REITs))	561	8,241
Investors Title Co. (Insurance)	20	3,240
Invitae Corp.* (Biotechnology)	3,845	9,074
Invivyd, Inc.* (Biotechnology)	811	1,849
IonQ, Inc.* (Technology Hardware, Storage & Peripherals)	1,874	8,321
Iovance Biotherapeutics, Inc.* (Biotechnology)	2,377	18,921
iRadimed Corp. (Health Care Equipment & Supplies)	113	4,226
iRhythm Technologies, Inc.* (Health Care Equipment & Supplies)	475	46,693
Iridium Communications, Inc.* (Diversified Telecommunication Services)	1,970	117,885
iRobot Corp.* (Household Durables)	423	19,035
IronNet, Inc.* (Software)	1,038	414
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	2,154	24,814
iStar, Inc. (Equity Real Estate Investment Trusts (REITs))	1,094	10,152
iTeos Therapeutics, Inc.* (Biotechnology)	371	7,754
Itron, Inc.* (Electronic Equipment, Instruments & Components)	711	40,861
Ivanhoe Electric, Inc.* (Metals & Mining)	228	3,021
IVERIC bio, Inc.* (Biotechnology)	2,120	48,972
J & J Snack Foods Corp. (Food Products)	239	34,249
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	334	25,377
Jackson Financial, Inc. - Class A (Diversified Financial Services)	1,179	51,923
James River Group Holdings, Ltd. (Insurance)	579	13,120
Janus International Group, Inc.* (Building Products)	1,287	14,157
Janux Therapeutics, Inc.* (Biotechnology)	270	5,997
JELD-WEN Holding, Inc.* (Building Products)	1,314	16,622
JOANN, Inc. (Specialty Retail)	174	682
Joby Aviation, Inc.* (Airlines)	4,062	17,954
John B Sanfilippo & Son, Inc. (Food Products)	141	11,916
John Bean Technologies Corp. (Machinery)	499	55,753
John Marshall Bancorp, Inc. (Banks)	182	4,503
John Wiley & Sons, Inc. - Class A (Media)	677	31,006
Johnson Outdoors, Inc. - Class A (Leisure Products)	84	5,751
Jounce Therapeutics, Inc.* (Biotechnology)	665	778
Kadant, Inc. (Machinery)	183	37,290
Kaiser Aluminum Corp. (Metals & Mining)	249	21,792
Kaleyra, Inc.* (Software)	498	568
KalVista Pharmaceuticals, Inc.* (Biotechnology)	386	3,073
Kaman Corp. - Class A (Trading Companies & Distributors)	442	11,147
KAR Auction Services, Inc.* (Commercial Services & Supplies)	1,703	24,796
Karat Packaging, Inc. (Trading Companies & Distributors)	90	1,353
Karuna Therapeutics, Inc.* (Biotechnology)	476	94,909
Karyopharm Therapeutics, Inc.* (Biotechnology)	1,228	4,052
KB Home (Household Durables)	1,218	46,832
Kearny Financial Corp. (Thrifts & Mortgage Finance)	938	8,798
Kelly Services, Inc. - Class A (Professional Services)	531	9,611
Kennametal, Inc. (Machinery)	1,283	36,566
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	1,862	33,293
Keros Therapeutics, Inc.* (Biotechnology)	304	17,805
Kezar Life Sciences, Inc.* (Biotechnology)	830	5,951
Kforce, Inc. (Professional Services)	312	17,513
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	377	9,621
Kimball International, Inc. - Class B (Commercial Services & Supplies)	571	4,225
Kinetik Holdings, Inc. - Class A (Oil, Gas & Consumable Fuels)	261	8,167
Kiniksa Pharmaceuticals, Ltd.* - Class A (Biotechnology)	491	7,100
Kinnate Biopharma, Inc.* (Biotechnology)	461	3,471
Kinsale Capital Group, Inc. (Insurance)	341	94,947
Kite Realty Group Trust (Equity Real Estate Investment Trusts (REITs))	3,435	74,539

See accompanying notes to schedules of portfolio investments.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	900	$14,337
Knowles Corp.* (Electronic Equipment, Instruments & Components)	1,412	27,153
Kodiak Sciences, Inc.* (Biotechnology)	525	4,242
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	876	41,838
Koppers Holdings, Inc. (Chemicals)	320	11,075
KORE Group Holdings, Inc.* (Wireless Telecommunication Services)	665	1,663
Korn Ferry (Professional Services)	836	45,136
Kosmos Energy, Ltd.* (Oil, Gas & Consumable Fuels)	7,117	56,295
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	1,948	22,305
Krispy Kreme, Inc. (Hotels, Restaurants & Leisure)	1,132	13,810
Kronos Bio, Inc.* (Chemicals)	643	1,543
Kronos Worldwide, Inc. (Chemicals)	350	4,078
Krystal Biotech, Inc.* (Biotechnology)	336	27,928
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	900	45,990
Kura Oncology, Inc.* (Biotechnology)	1,024	14,152
Kura Sushi USA, Inc.* - Class A (Hotels, Restaurants & Leisure)	73	4,536
Kymera Therapeutics, Inc.* (Biotechnology)	596	22,278
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts (REITs))	1,791	20,059
Lakeland Bancorp, Inc. (Banks)	981	18,904
Lakeland Financial Corp. (Banks)	387	27,365
Lancaster Colony Corp. (Food Products)	306	58,723
Lands' End, Inc.* (Internet & Direct Marketing Retail)	241	2,176
Landsea Homes Corp.* (Household Durables)	149	988
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	1,077	61,928
Latch, Inc.* (Software)	1,715	1,577
Latham Group, Inc.* (Leisure Products)	680	2,992
Laureate Education, Inc. - Class A (Diversified Consumer Services)	2,119	23,267
Lawson Products, Inc.* (Trading Companies & Distributors)	79	3,263
La-Z-Boy, Inc. (Household Durables)	678	19,276
LCI Industries (Auto Components)	392	43,990
Leafly Holdings, Inc.* (Interactive Media & Services)	483	309
Legacy Housing Corp.* (Household Durables)	137	2,743
Legalzoom.com, Inc.* (Professional Services)	1,513	12,830
LeMaitre Vascular, Inc. (Health Care Equipment & Supplies)	307	14,484
Lemonade, Inc.* (Insurance)	740	12,047
LendingClub Corp.* (Consumer Finance)	1,641	15,901
LendingTree, Inc.* (Thrifts & Mortgage Finance)	165	6,544
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	1,314	2,943
LGI Homes, Inc.* (Household Durables)	324	36,887
LHC Group, Inc.* (Health Care Providers & Services)	470	74,542
Liberty Energy, Inc. (Energy Equipment & Services)	2,194	34,731
Liberty Latin America, Ltd.* - Class A (Media)	603	5,934
Liberty Latin America, Ltd.* - Class C (Media)	2,301	22,665
Liberty Media Corp-Liberty Braves* - Class A (Entertainment)	158	5,551
Liberty Media Corp-Liberty Braves* - Class C (Entertainment)	593	20,565
Li-Cycle Holdings Corp.* (Commercial Services & Supplies)	2,155	11,723
Life Time Group Holdings, Inc.* (Hotels, Restaurants & Leisure)	663	12,458
Lifecore Biomedical, Inc.* (Food Products)	413	2,565
LifeStance Health Group, Inc.* (Health Care Providers & Services)	1,140	6,019
Lifetime Brands, Inc. (Household Durables)	202	1,618
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	238	16,589
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	1,488	97,092
Lightning eMotors, Inc.* (Machinery)	627	545
Lightwave Logic, Inc.* (Electronic Equipment, Instruments & Components)	1,781	11,202
Limelight Networks, Inc.* (IT Services)	2,166	3,401
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	530	6,307
Lindsay Corp. (Machinery)	173	27,095
Lions Gate Entertainment Corp.* - Class A (Entertainment)	920	7,332
Lions Gate Entertainment Corp.* - Class B (Entertainment)	1,821	13,876
Liquidia Corp.* (Pharmaceuticals)	753	4,970
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	385	5,771
LivaNova PLC* (Health Care Equipment & Supplies)	846	47,545
Live Oak Bancshares, Inc. (Banks)	516	17,663
Livent Corp.* (Chemicals)	2,554	66,200
LivePerson, Inc.* (Software)	1,109	14,284
LiveRamp Holdings, Inc.* (Software)	1,042	27,884
LiveVox Holdings, Inc.* (Software)	358	1,042
LL Flooring Holdings, Inc.* (Specialty Retail)	454	2,751
Local Bounti Corp.* (Food Products)	1,022	981
Lordstown Motors Corp.* - Class A (Automobiles)	2,780	3,642
Loyalty Ventures, Inc.* (Media)	318	588
LSB Industries, Inc.* (Chemicals)	1,165	14,807
LTC Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	630	24,035
Lulu's Fashion Lounge Holdings, Inc.* (Internet & Direct Marketing Retail)	264	853
Luminar Technologies, Inc.* (Auto Components)	3,959	26,407

See accompanying notes to schedules of portfolio investments.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Luther Burbank Corp. (Thrifts & Mortgage Finance)	233	$2,735
Luxfer Holdings PLC (Machinery)	428	7,083
LXP Industrial Trust (Equity Real Estate Investment Trusts (REITs))	4,290	49,550
Lyell Immunopharma, Inc.* (Biotechnology)	2,728	8,921
M.D.C Holdings, Inc. (Household Durables)	902	34,060
M/I Homes, Inc.* (Household Durables)	420	25,116
Macatawa Bank Corp. (Banks)	413	4,551
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	797	53,415
MacroGenics, Inc.* (Biotechnology)	950	5,482
Madison Square Garden Entertainment Corp.* (Entertainment)	412	21,544
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	201	57,938
Magnite, Inc.* (Media)	2,086	25,199
Magnolia Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	2,749	64,904
Malibu Boats, Inc.* (Leisure Products)	320	19,389
MannKind Corp.* (Biotechnology)	4,012	21,946
Marathon Digital Holdings, Inc.* (IT Services)	1,847	13,317
Marcus & Millichap, Inc. (Real Estate Management & Development)	397	14,387
Marine Products Corp. (Leisure Products)	131	1,742
MarineMax, Inc.* (Specialty Retail)	333	10,406
MarketWise, Inc.* (Capital Markets)	270	599
Markforged Holding Corp.* (Machinery)	1,795	2,405
Marqeta, Inc.* - Class A (IT Services)	6,843	45,369
Marten Transport, Ltd. (Road & Rail)	919	20,301
Masonite International Corp.* (Building Products)	351	32,018
MasterCraft Boat Holdings, Inc.* (Leisure Products)	278	7,995
Matador Resources Co. (Oil, Gas & Consumable Fuels)	1,774	117,367
Materion Corp. (Metals & Mining)	322	29,061
Mativ Holdings, Inc. (Paper & Forest Products)	858	23,646
Matson, Inc. (Marine)	589	38,944
Matterport, Inc.* (Software)	3,533	12,436
Matthews International Corp. - Class A (Commercial Services & Supplies)	471	17,446
Maxar Technologies, Inc. (Aerospace & Defense)	1,160	59,937
MaxCyte, Inc.* (Biotechnology)	1,372	8,012
Maximus, Inc. (IT Services)	955	71,482
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	1,146	47,215
MBIA, Inc.* (Insurance)	757	9,849
McGrath RentCorp (Trading Companies & Distributors)	382	38,024
MediaAlpha, Inc.* - Class A (Interactive Media & Services)	389	5,427
Medifast, Inc. (Personal Products)	172	19,169
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	400	88,427
MeiraGTx Holdings PLC* (Biotechnology)	477	3,988
Mercantile Bank Corp. (Banks)	243	8,342
Merchants Bancorp (Thrifts & Mortgage Finance)	248	7,135
Mercury General Corp. (Insurance)	422	15,078
MeridianLink, Inc.* (Software)	362	5,749
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	881	62,859
Meritage Homes Corp.* (Household Durables)	572	61,598
Mersana Therapeutics, Inc.* (Biotechnology)	1,458	9,594
Mesa Laboratories, Inc. (Health Care Equipment & Supplies)	80	15,563
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	571	27,260
Metrocity Bankshares, Inc. (Banks)	294	5,945
Metropolitan Bank Holding Corp.* (Banks)	162	9,620
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts (REITs))	1,618	19,238
MGE Energy, Inc. (Electric Utilities)	574	41,965
MGP Ingredients, Inc. (Beverages)	221	21,556
MicroStrategy, Inc.* (Software)	149	37,508
Microvast Holdings, Inc.* (Machinery)	2,719	4,432
MicroVision, Inc.* (Electronic Equipment, Instruments & Components)	2,611	6,554
Mid Penn Bancorp, Inc. (Banks)	226	7,112
Middlesex Water Co. (Water Utilities)	274	22,978
Midland States Bancorp, Inc. (Banks)	334	8,510
MidWestOne Financial Group, Inc. (Banks)	223	6,946
Miller Industries, Inc. (Machinery)	174	5,048
MillerKnoll, Inc. (Commercial Services & Supplies)	1,198	28,608
MiMedx Group, Inc.* (Biotechnology)	1,779	6,885
Minerals Technologies, Inc. (Chemicals)	510	35,420
Mirion Technologies, Inc.* (Electronic Equipment, Instruments & Components)	2,159	17,164
Mirum Pharmaceuticals, Inc.* (Biotechnology)	290	6,809
Mission Produce, Inc.* (Food Products)	632	7,875
Mitek System, Inc.* (Software)	665	6,557
Model N, Inc.* (Software)	578	22,923
Modine Manufacturing Co.* (Auto Components)	784	18,730
ModivCare, Inc.* (Health Care Providers & Services)	199	21,345
Moelis & Co. (Capital Markets)	1,005	46,984
Momentive Global, Inc.* (Software)	2,054	15,836
Momentus, Inc.* (Aerospace & Defense)	886	802
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	209	16,014
MoneyGram International, Inc.* (IT Services)	1,478	15,918
Moneylion, Inc.* (IT Services)	2,300	1,810
Monro, Inc. (Specialty Retail)	492	25,043
Montauk Renewables, Inc.* (Independent Power and Renewable Electricity Producers)	1,015	11,277
Monte Rosa Therapeutics, Inc.* (Biotechnology)	469	3,471

See accompanying notes to schedules of portfolio investments.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Montrose Environmental Group, Inc.* (Commercial Services & Supplies)	433	$23,451
Moog, Inc. - Class A (Aerospace & Defense)	451	42,989
Morphic Holding, Inc.* (Biotechnology)	406	13,288
Motorcar Parts of America, Inc.* (Auto Components)	300	4,368
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	243	8,592
Mr. Cooper Group, Inc.* (Thrifts & Mortgage Finance)	1,093	50,267
MRC Global, Inc.* (Trading Companies & Distributors)	1,309	17,802
Mueller Industries, Inc. (Machinery)	882	57,815
Mueller Water Products, Inc. - Class A (Machinery)	2,457	31,081
Mullen Automotive, Inc.* (Software)	5,209	1,791
Multiplan Corp.* (Health Care Technology)	5,957	7,863
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	2,323	101,306
Murphy USA, Inc. (Specialty Retail)	330	89,770
MVB Financial Corp. (Banks)	161	3,555
Myers Industries, Inc. (Containers & Packaging)	571	13,750
MYR Group, Inc.* (Construction & Engineering)	258	25,557
Myriad Genetics, Inc.* (Biotechnology)	1,253	24,709
N-able, Inc.* (Software)	1,074	11,030
Nabors Industries, Ltd.* (Energy Equipment & Services)	143	25,388
NACCO Industries, Inc. - Class A (Oil, Gas & Consumable Fuels)	64	2,494
NanoString Technologies, Inc.* (Life Sciences Tools & Services)	732	7,745
Nano-X Imaging, Ltd.* (Health Care Equipment & Supplies)	721	6,648
Napco Security Technologies, Inc.* (Electronic Equipment, Instruments & Components)	463	13,413
National Bank Holdings Corp. (Banks)	460	19,426
National Beverage Corp.* (Beverages)	372	16,442
National Energy Services Reunited Corp.* (Energy Equipment & Services)	602	4,551
National Health Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	658	38,710
National Healthcare Corp. (Health Care Providers & Services)	197	11,729
National Presto Industries, Inc. (Aerospace & Defense)	80	6,129
National Research Corp. (Health Care Providers & Services)	222	10,305
National Vision Holdings, Inc.* (Specialty Retail)	1,237	50,841
National Western Life Group, Inc. - Class A (Insurance)	36	9,965
Natural Grocers by Vitamin Cottage, Inc. (Food & Staples Retailing)	146	1,450
Nature's Sunshine Products, Inc.* (Personal Products)	212	2,239
Nautilus Biotechnology, Inc.* (Life Sciences Tools & Services)	753	1,476
Navient Corp. (Consumer Finance)	1,678	31,831
NBT Bancorp, Inc. (Banks)	659	25,905
Nektar Therapeutics* (Pharmaceuticals)	2,861	7,782
Nelnet, Inc. - Class A (Consumer Finance)	230	21,963
NEOGAMES SA* (Hotels, Restaurants & Leisure)	205	2,645
Neogen Corp.* (Health Care Equipment & Supplies)	3,420	73,221
NeoGenomics, Inc.* (Life Sciences Tools & Services)	1,984	23,570
NerdWallet, Inc.* - Class A (Interactive Media & Services)	410	4,793
Nerdy, Inc.* (Diversified Consumer Services)	881	2,502
NETGEAR, Inc.* (Communications Equipment)	447	8,927
NetScout Systems, Inc.* (Communications Equipment)	1,089	34,957
NETSTREIT Corp. (Equity Real Estate Investment Trusts (REITs))	868	17,473
Nevro Corp.* (Health Care Equipment & Supplies)	550	20,196
New Jersey Resources Corp. (Gas Utilities)	1,518	75,778
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	5,834	18,202
Newmark Group, Inc. (Real Estate Management & Development)	2,130	18,254
Newpark Resources, Inc.* (Energy Equipment & Services)	1,361	6,179
Nexpoint Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts (REITs))	126	2,400
NexPoint Residential Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	356	17,978
NextDecade Corp.* (Oil, Gas & Consumable Fuels)	571	3,420
NextGen Healthcare, Inc.* (Health Care Technology)	892	16,966
NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	2,768	26,075
NextNav, Inc.* (Software)	1,057	3,129
NGM Biopharmaceuticals, Inc.* (Pharmaceuticals)	638	3,343
NI Holdings, Inc.* (Insurance)	133	1,762
Nicolet Bankshares, Inc.* (Banks)	194	14,141
Nikola Corp.* (Machinery)	5,342	14,477
Nkarta, Inc.* (Biotechnology)	516	2,750
NL Industries, Inc. (Commercial Services & Supplies)	132	932
nLight, Inc.* (Electronic Equipment, Instruments & Components)	700	8,680
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	1,294	30,060
Noble Corp. PLC* (Energy Equipment & Services)	1,329	54,077
Noodles & Co.* (Hotels, Restaurants & Leisure)	645	4,057
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	3,237	9,840

See accompanying notes to schedules of portfolio investments.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Northeast Bank (Banks)	103	$4,862
Northern Oil And Gas, Inc. (Oil, Gas & Consumable Fuels)	1,041	34,894
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	674	10,076
Northwest Bancshares, Inc. (Banks)	1,915	27,078
Northwest Natural Holding Co. (Gas Utilities)	546	27,376
Northwest Pipe Co.* (Construction & Engineering)	154	5,760
NorthWestern Corp. (Multi-Utilities)	914	51,915
Novagold Resources, Inc.* (Metals & Mining)	3,770	23,789
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	560	90,423
NOW, Inc.* (Trading Companies & Distributors)	1,738	24,402
Nu Skin Enterprises, Inc. - Class A (Personal Products)	775	33,232
Nurix Therapeutics, Inc.* (Biotechnology)	731	8,984
NuScale Power Corp.* (Electrical Equipment)	494	5,266
Nutex Health, Inc.* (Health Care Technology)	3,951	5,294
Nuvalent, Inc.* - Class A (Biotechnology)	317	9,589
NuVasive, Inc.* (Health Care Equipment & Supplies)	825	37,620
Nuvation Bio, Inc.* (Pharmaceuticals)	1,836	4,517
NV5 Global, Inc.* (Construction & Engineering)	213	28,391
Oceaneering International, Inc.* (Energy Equipment & Services)	1,576	33,648
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	914	21,863
Ocugen, Inc.* (Biotechnology)	3,425	4,350
Ocular Therapeutix, Inc.* (Pharmaceuticals)	1,215	4,751
Offerpad Solutions, Inc.* (Real Estate Management & Development)	1,078	989
Office Properties Income Trust (Equity Real Estate Investment Trusts (REITs))	756	12,973
OFG Bancorp (Banks)	735	20,808
O-I Glass, Inc.* (Containers & Packaging)	2,453	47,220
Oil States International, Inc.* (Energy Equipment & Services)	992	8,492
Old National Bancorp (Banks)	4,623	80,903
Old Second Bancorp, Inc. (Banks)	668	11,349
Olo, Inc.* - Class A (Software)	1,418	11,372
Olympic Steel, Inc. (Metals & Mining)	151	6,680
Omega Flex, Inc. (Machinery)	52	5,528
OmniAb, Inc.* (Life Sciences Tools & Services)	1,215	5,030
Omnicell, Inc.* (Health Care Equipment & Supplies)	699	38,774
ON24, Inc.* (Software)	655	6,078
Ondas Holdings, Inc.* (Communications Equipment)	562	1,118
ONE Gas, Inc. (Gas Utilities)	848	69,841
One Liberty Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	257	6,196
OneSpan, Inc.* (Software)	625	8,631
OneSpaWorld Holdings, Ltd.* (Diversified Consumer Services)	1,047	11,004
Onewater Marine, Inc.* (Specialty Retail)	177	5,795
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	781	61,426
Ooma, Inc.* (Diversified Telecommunication Services)	361	5,188
Open Lending Corp.* - Class A (Capital Markets)	1,662	14,576
OPKO Health, Inc.* (Biotechnology)	6,364	8,210
Oportun Financial Corp.* (Consumer Finance)	444	3,112
Oppenheimer Holdings, Inc. - Class A (Capital Markets)	125	5,951
OppFi, Inc.* (Consumer Finance)	219	504
OptimizeRx Corp.* (Health Care Technology)	264	4,739
Option Care Health, Inc.* (Health Care Providers & Services)	2,464	71,136
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	1,132	6,317
Orchid Island Capital, Inc. (Mortgage Real Estate Investment Trusts (REITs))	530	6,461
Organogenesis Holdings, Inc.* (Biotechnology)	1,119	2,865
Origin Bancorp, Inc. (Banks)	354	13,275
Origin Materials, Inc.* (Chemicals)	1,656	10,019
Orion Engineered Carbons SA (Chemicals)	953	20,032
Orion Office REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	899	8,675
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	775	71,727
Orrstown Financial Services, Inc. (Banks)	161	3,985
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	547	11,832
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)	239	11,264
Oscar Health, Inc.* - Class A (Insurance)	1,903	7,308
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	253	23,962
Otter Tail Corp. (Electric Utilities)	648	41,569
Ouster, Inc.* (Electronic Equipment, Instruments & Components)	2,289	3,273
Outbrain, Inc.* (Interactive Media & Services)	576	2,834
Outfront Media, Inc. (Equity Real Estate Investment Trusts (REITs))	2,308	45,929
Outlook Therapeutics, Inc.* (Biotechnology)	1,868	2,148
Outset Medical, Inc.* (Health Care Equipment & Supplies)	764	21,484
Overstock.com, Inc.* (Internet & Direct Marketing Retail)	671	16,245
Owens & Minor, Inc.* (Health Care Providers & Services)	1,163	22,958
Owlet, Inc.* (Health Care Equipment & Supplies)	261	107
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	238	27,898
P3 Health Partners, Inc.* (Health Care Providers & Services)	383	494

See accompanying notes to schedules of portfolio investments.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	3,560	$39,479
Pacific Premier Bancorp, Inc. (Banks)	1,478	47,799
Pacira BioSciences, Inc.* (Pharmaceuticals)	709	27,842
Pactiv Evergreen, Inc. (Containers & Packaging)	681	7,838
PagerDuty, Inc.* (Software)	1,363	40,604
Palomar Holdings, Inc.* (Insurance)	382	19,524
PAM Transportation Services, Inc. (Road & Rail)	104	3,011
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	514	46,101
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	771	20,609
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	418	14,208
Paragon 28, Inc.* (Health Care Equipment & Supplies)	726	12,233
Paramount Group, Inc. (Equity Real Estate Investment Trusts (REITs))	2,952	19,040
Pardes Biosciences, Inc.* (Biotechnology)	543	1,124
Park Aerospace Corp. (Aerospace & Defense)	309	4,298
Park National Corp. (Banks)	226	28,307
Parke Bancorp, Inc. (Banks)	160	3,313
Parsons Corp.* (Aerospace & Defense)	530	23,066
Pathward Financial, Inc. (Banks)	452	22,428
Patrick Industries, Inc. (Auto Components)	341	24,201
Patterson Cos., Inc. (Health Care Providers & Services)	1,374	41,481
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	3,381	56,801
Paya Holdings, Inc.* (IT Services)	1,380	13,414
Payoneer Global, Inc.* (IT Services)	3,477	20,723
Paysafe, Ltd.* (IT Services)	444	9,342
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	1,547	64,959
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	177	8,678
PCB Bancorp (Banks)	182	3,380
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	474	15,064
Peabody Energy Corp.* (Oil, Gas & Consumable Fuels)	1,856	51,764
Peapack Gladstone Financial Corp. (Banks)	269	9,977
Pear Therapeutics, Inc.* (Health Care Technology)	1,082	1,179
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts (REITs))	2,047	33,571
Pediatrix Medical Group, Inc.* (Health Care Providers & Services)	1,289	19,786
Pennymac Financial Services, Inc. (Thrifts & Mortgage Finance)	423	28,519
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts (REITs))	1,402	21,381
Peoples Bancorp, Inc. (Banks)	438	12,995
Peoples Financial Services Corp. (Banks)	110	5,608
PepGen, Inc.* (Biotechnology)	237	3,702
Perdoceo Education Corp.* (Diversified Consumer Services)	1,060	15,868
Perella Weinberg Partners (Capital Markets)	581	5,955
Perficient, Inc.* (IT Services)	539	39,961
Perimeter Solutions SA* (Chemicals)	1,850	17,205
Permian Resources Corp. (Oil, Gas & Consumable Fuels)	3,276	35,610
Petiq, Inc.* (Health Care Providers & Services)	427	5,056
PetMed Express, Inc. (Internet & Direct Marketing Retail)	318	6,831
PFSweb, Inc. (IT Services)	266	1,772
PGT Innovations, Inc.* (Building Products)	910	19,747
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	387	4,617
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	321	4,943
Phillips Edison & Co., Inc. (Equity Real Estate Investment Trusts (REITs))	1,847	61,911
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	945	17,123
Phreesia, Inc.* (Health Care Technology)	782	29,317
Physicians Realty Trust (Equity Real Estate Investment Trusts (REITs))	3,593	56,985
Piedmont Lithium, Inc.* (Metals & Mining)	274	18,807
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts (REITs))	1,938	20,543
Pioneer Bancorp, Inc.* (Thrifts & Mortgage Finance)	183	2,059
Piper Sandler Cos. (Capital Markets)	274	38,935
Pitney Bowes, Inc. (Commercial Services & Supplies)	2,730	11,766
PJT Partners, Inc. - Class A (Capital Markets)	372	29,771
Planet Labs PBC* (Professional Services)	2,452	12,137
Playstudios, Inc.* (Entertainment)	1,249	5,770
PLBY Group, Inc.* (Textiles, Apparel & Luxury Goods)	644	1,880
Plexus Corp.* (Electronic Equipment, Instruments & Components)	433	41,564
Plymouth Industrial REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	593	13,271
PMV Pharmaceuticals, Inc.* (Pharmaceuticals)	581	4,764
PNM Resources, Inc. (Electric Utilities)	1,347	66,650
Point Biopharma Global, Inc.* (Biotechnology)	1,348	10,784
PolyMet Mining Corp.* (Metals & Mining)	462	1,210
Porch Group, Inc.* (Internet & Direct Marketing Retail)	1,294	3,817
Portillo's, Inc.* - Class A (Hotels, Restaurants & Leisure)	438	9,881
Portland General Electric Co. (Electric Utilities)	1,411	67,135
Postal Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts (REITs))	282	4,360
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts (REITs))	1,254	61,383

See accompanying notes to schedules of portfolio investments.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Powell Industries, Inc. (Electrical Equipment)	144	$5,717
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	894	76,964
PowerSchool Holdings, Inc.* (Diversified Consumer Services)	719	16,192
PRA Group, Inc.* (Consumer Finance)	607	24,425
Praxis Precision Medicines, Inc.* (Biotechnology)	619	3,083
Precigen, Inc.* (Biotechnology)	1,592	2,579
Preferred Bank (Banks)	209	14,866
Preformed Line Products Co. (Electrical Equipment)	39	3,445
Premier Financial Corp. (Thrifts & Mortgage Finance)	558	13,961
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	785	51,622
PriceSmart, Inc. (Food & Staples Retailing)	388	28,832
Prime Medicine, Inc.* (Biotechnology)	163	2,866
Primis Financial Corp. (Banks)	350	4,144
Primo Water Corp. (Beverages)	2,483	38,859
Primoris Services Corp. (Construction & Engineering)	836	22,238
Priority Technology Holdings, Inc.* (IT Services)	279	1,342
Privia Health Group, Inc.* (Health Care Providers & Services)	722	19,523
ProAssurance Corp. (Insurance)	850	16,482
PROCEPT BioRobotics Corp.* (Health Care Equipment & Supplies)	408	15,867
ProFrac Holding Corp.* - Class A (Energy Equipment & Services)	369	8,303
PROG Holdings, Inc.* (Consumer Finance)	788	17,565
Progress Software Corp. (Software)	677	35,908
Progyny, Inc.* (Health Care Providers & Services)	1,191	40,958
Prometheus Biosciences, Inc.* (Biotechnology)	548	62,285
ProPetro Holding Corp.* (Energy Equipment & Services)	1,377	13,701
PROS Holdings, Inc.* (Software)	645	16,254
Protagonist Therapeutics, Inc.* (Biotechnology)	734	9,755
Proterra, Inc.* (Machinery)	3,525	17,978
Prothena Corp. PLC* (Biotechnology)	578	32,686
Proto Labs, Inc.* (Machinery)	428	13,097
Provention Bio, Inc.* (Pharmaceuticals)	994	8,608
Provident BanCorp, Inc. (Thrifts & Mortgage Finance)	228	2,057
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	1,153	27,049
PTC Therapeutics, Inc.* (Biotechnology)	1,107	50,800
PubMatic, Inc.* - Class A (Media)	680	10,424
Pulmonx Corp.* (Health Care Equipment & Supplies)	539	4,792
Pure Cycle Corp.* (Water Utilities)	306	2,745
PureCycle Technologies, Inc.* (Chemicals)	1,675	14,037
Purple Innovation, Inc.* (Household Durables)	865	5,017
Q2 Holdings, Inc.* (Software)	880	28,794
QCR Holdings, Inc. (Banks)	249	13,087
Quad/Graphics, Inc.* (Commercial Services & Supplies)	512	2,258
Quaker Chemical Corp. (Chemicals)	213	41,933
Qualys, Inc.* (Software)	607	70,024
Quanex Building Products Corp. (Building Products)	521	13,489
Quanterix Corp.* (Life Sciences Tools & Services)	535	7,560
Quantum-Si, Inc.* (Life Sciences Tools & Services)	1,441	3,199
QuinStreet, Inc.* (Interactive Media & Services)	799	12,249
Quotient Technology, Inc.* (Internet & Direct Marketing Retail)	1,429	5,787
Qurate Retail, Inc.* - Class A (Internet & Direct Marketing Retail)	5,520	14,242
R1 RCM, Inc.* (Health Care Providers & Services)	2,369	33,900
Rackspace Technology, Inc.* (IT Services)	909	2,727
Radian Group, Inc. (Thrifts & Mortgage Finance)	2,482	54,852
Radiant Logistics, Inc.* (Air Freight & Logistics)	584	3,276
Radius Global Infrastructure, Inc.* - Class A (Diversified Telecommunication Services)	1,210	16,299
RadNet, Inc.* (Health Care Providers & Services)	786	16,545
Rallybio Corp.* (Biotechnology)	290	2,013
Ramaco Resources, Inc. (Metals & Mining)	354	3,692
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	1,684	68,151
Ranger Oil Corp. (Oil, Gas & Consumable Fuels)	303	12,726
Ranpak Holdings Corp.* (Containers & Packaging)	685	5,247
Rapid7, Inc.* (Software)	930	37,079
RAPT Therapeutics, Inc.* (Biotechnology)	414	12,027
Rayonier Advanced Materials, Inc.* (Chemicals)	974	6,750
RBB Bancorp (Banks)	231	4,652
RBC Bearings, Inc.* (Machinery)	449	109,542
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	136	12,347
RE/MAX Holdings, Inc. (Real Estate Management & Development)	280	6,387
Ready Capital Corp. (Mortgage Real Estate Investment Trusts (REITs))	1,129	14,937
Realogy Holdings Corp.* (Real Estate Management & Development)	1,693	14,357
Reata Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	436	18,892
Recursion Pharmaceuticals, Inc.* - Class A (Biotechnology)	2,154	17,943
Red River Bancshares, Inc. (Banks)	69	3,512
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	799	35,963
Red Violet, Inc.* (Professional Services)	153	3,638

See accompanying notes to schedules of portfolio investments.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Redfin Corp.* (Real Estate Management & Development)	1,676	$12,536
Redwire Corp.* (Aerospace & Defense)	312	799
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	1,785	14,923
REGENXBIO, Inc.* (Biotechnology)	633	14,692
Regional Management Corp. (Consumer Finance)	121	4,173
Relay Therapeutics, Inc.* (Biotechnology)	1,341	28,778
Relmada Therapeutics, Inc.* (Pharmaceuticals)	433	1,758
Remitly Global, Inc.* (IT Services)	1,580	19,055
Renasant Corp. (Banks)	863	30,706
Rent the Runway, Inc.* - Class A (Internet & Direct Marketing Retail)	747	3,205
Rent-A-Center, Inc. (Specialty Retail)	787	21,162
Repay Holdings Corp.* (IT Services)	1,381	13,451
Replimune Group, Inc.* (Biotechnology)	640	17,824
Republic Bancorp, Inc. - Class A (Banks)	137	6,162
Republic First Bancorp, Inc.* (Banks)	888	1,954
Reservoir Media, Inc.* (Entertainment)	323	2,274
Resideo Technologies, Inc.* (Building Products)	2,279	43,825
Resolute Forest Products, Inc.* (Paper & Forest Products)	724	15,718
Resources Connection, Inc. (Professional Services)	506	8,739
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts (REITs))	1,901	30,093
REV Group, Inc. (Machinery)	518	6,636
Revance Therapeutics, Inc.* (Pharmaceuticals)	1,273	44,148
REVOLUTION Medicines, Inc.* (Biotechnology)	1,188	31,767
Revolve Group, Inc.* (Internet & Direct Marketing Retail)	643	18,351
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	249	8,147
Ribbon Communications, Inc.* (Communications Equipment)	1,141	4,005
Rigel Pharmaceuticals, Inc.* (Biotechnology)	2,721	4,462
Rigetti Computing, Inc.* (Semiconductors & Semiconductor Equipment)	1,239	967
Riley Exploration Permian, Inc. (Oil, Gas & Consumable Fuels)	167	5,543
Rimini Street, Inc.* (Software)	779	3,506
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,487	3,509
Riot Platforms, Inc.* (Software)	2,500	15,675
Rite Aid Corp.* (Food & Staples Retailing)	875	3,194
RLI Corp. (Insurance)	615	81,457
RLJ Lodging Trust (Equity Real Estate Investment Trusts (REITs))	2,528	31,777
Rocket Lab USA, Inc.* (Aerospace & Defense)	3,400	16,898
Rocket Pharmaceuticals, Inc.* (Biotechnology)	847	18,405
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	109	3,431
Rogers Corp.* (Electronic Equipment, Instruments & Components)	295	41,179
Root, Inc.* - Class A (Insurance)	123	723
Rover Group, Inc.* (Diversified Consumer Services)	1,478	6,045
RPC, Inc. (Energy Equipment & Services)	1,172	11,626
RPT Realty (Equity Real Estate Investment Trusts (REITs))	1,332	13,959
RumbleON, Inc.* - Class B (Internet & Direct Marketing Retail)	166	1,396
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	656	35,299
Rush Enterprises, Inc. - Class B (Trading Companies & Distributors)	103	5,992
Rush Street Interactive, Inc.* (Hotels, Restaurants & Leisure)	958	4,110
Ruth's Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	498	8,620
RxSight, Inc.* (Health Care Equipment & Supplies)	325	4,550
Ryerson Holding Corp. (Metals & Mining)	306	11,680
Ryman Hospitality Properties, Inc. - Class I (Equity Real Estate Investment Trusts (REITs))	848	78,770
S&T Bancorp, Inc. (Banks)	615	22,374
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	3,637	49,100
Sabre Corp.* (IT Services)	5,140	35,003
Safe Bulkers, Inc. (Marine)	1,130	3,718
Safehold, Inc. (Equity Real Estate Investment Trusts (REITs))	424	14,823
Safety Insurance Group, Inc. (Insurance)	224	18,903
Sage Therapeutics, Inc.* (Biotechnology)	821	36,403
Saia, Inc.* (Road & Rail)	418	114,021
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,688	26,299
Sana Biotechnology, Inc.* (Biotechnology)	1,404	6,402
SandRidge Energy, Inc.* (Oil, Gas & Consumable Fuels)	501	7,921
Sandy Spring Bancorp, Inc. (Banks)	689	23,288
Sangamo Therapeutics, Inc.* (Biotechnology)	2,110	7,364
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	899	54,776
Sapiens International Corp. N.V. (Software)	505	11,443
Sarcos Technology and Robotics Corp.* (Machinery)	1,726	1,036
Saul Centers, Inc. (Equity Real Estate Investment Trusts (REITs))	186	7,963
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	398	13,106
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	398	13,468
Scholastic Corp. (Media)	469	20,749
Schrodinger, Inc.* (Health Care Technology)	851	20,577
Science 37 Holdings, Inc.* (Life Sciences Tools & Services)	992	536
Scilex Holding Co.* (Pharmaceuticals)	1,025	8,090

See accompanying notes to schedules of portfolio investments.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	741	$35,472
Sculptor Capital Management, Inc. (Capital Markets)	404	3,753
Seacoast Banking Corp. of Florida (Banks)	1,137	36,509
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	627	39,119
SecureWorks Corp.* - Class A (Software)	159	1,275
Seer, Inc.* (Life Sciences Tools & Services)	814	3,704
Select Energy Services, Inc. (Energy Equipment & Services)	1,125	9,878
Select Medical Holdings Corp. (Health Care Providers & Services)	1,642	47,733
Selective Insurance Group, Inc. (Insurance)	940	89,299
Selectquote, Inc.* (Insurance)	2,135	1,841
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	997	32,931
Seneca Foods Corp.* - Class A (Food Products)	80	5,000
Senseonics Holdings, Inc.* (Health Care Equipment & Supplies)	7,455	8,424
Sensient Technologies Corp. (Chemicals)	662	50,107
Seres Therapeutics, Inc.* (Biotechnology)	1,111	6,077
Service Properties Trust (Equity Real Estate Investment Trusts (REITs))	2,590	23,077
ServisFirst Bancshares, Inc. (Banks)	791	53,930
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	1,811	18,436
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	592	33,673
Sharecare, Inc.* (Health Care Technology)	4,700	11,938
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	763	14,917
Shoals Technologies Group, Inc.* - Class A (Electrical Equipment)	2,175	60,661
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	561	105,428
Shoe Carnival, Inc. (Specialty Retail)	272	7,428
Shore Bancshares, Inc. (Banks)	281	4,912
ShotSpotter, Inc.* (Software)	141	5,436
Shutterstock, Inc. (Internet & Direct Marketing Retail)	377	28,376
SI-BONE, Inc.* (Health Care Equipment & Supplies)	535	9,111
Sierra Bancorp (Banks)	217	4,570
SIGA Technologies, Inc. (Pharmaceuticals)	742	5,439
Sight Sciences, Inc.* (Health Care Equipment & Supplies)	343	3,948
Signet Jewelers, Ltd. (Specialty Retail)	722	55,457
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	520	81,594
Silk Road Medical, Inc.* (Health Care Equipment & Supplies)	592	32,181
SilverBow Resources, Inc.* (Oil, Gas & Consumable Fuels)	185	4,860
Silvercrest Asset Management Group, Inc. - Class A (Capital Markets)	152	2,873
Silvergate Capital Corp.* - Class A (Banks)	494	7,035
Simmons First National Corp. - Class A (Banks)	1,917	42,768
Simpson Manufacturing Co., Inc. (Building Products)	675	72,299
Simulations Plus, Inc. (Health Care Technology)	246	10,120
Sinclair Broadcast Group, Inc. - Class A (Media)	632	13,038
Singular Genomics Systems, Inc.* (Life Sciences Tools & Services)	892	2,386
SiriusPoint, Ltd.* (Insurance)	1,452	11,021
SITE Centers Corp. (Equity Real Estate Investment Trusts (REITs))	3,070	41,906
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	256	29,499
Sitio Royalties Corp. - Class A (Oil, Gas & Consumable Fuels)	1,126	29,918
SJW Group (Water Utilities)	426	32,977
Skillsoft Corp.* (Professional Services)	1,281	2,460
Skillz, Inc.* (Entertainment)	4,954	3,960
Skyline Champion Corp.* (Household Durables)	841	49,577
SkyWater Technology, Inc.* (Semiconductors & Semiconductor Equipment)	177	1,915
SkyWest, Inc.* (Airlines)	786	16,317
Sleep Number Corp.* (Specialty Retail)	336	11,552
SM Energy Co. (Oil, Gas & Consumable Fuels)	1,909	62,749
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	756	12,996
SmartFinancial, Inc. (Banks)	245	6,608
SmartRent, Inc.* (Electronic Equipment, Instruments & Components)	1,912	5,583
Smith & Wesson Brands, Inc. (Leisure Products)	715	7,922
Snap One Holdings Corp.* (Household Durables)	284	2,724
Solaris Oilfield Infrastructure, Inc. (Energy Equipment & Services)	498	5,274
SolarWinds Corp.* (IT Services)	761	7,732
Solid Power, Inc.* (Auto Components)	2,091	7,005
Solo Brands, Inc.* - Class A (Leisure Products)	347	1,534
SomaLogic, Inc.* (Life Sciences Tools & Services)	2,360	8,213
Sonder Holdings, Inc.* (Hotels, Restaurants & Leisure)	2,986	4,001
Sonic Automotive, Inc. - Class A (Specialty Retail)	283	15,200
Sonos, Inc.* (Household Durables)	2,011	37,083
Sorrento Therapeutics, Inc.* (Biotechnology)	7,271	6,969
South Plains Financial, Inc. (Banks)	154	4,327
Southern First Bancshares, Inc.* (Banks)	120	5,051
Southern Missouri Bancorp, Inc. (Thrifts & Mortgage Finance)	124	6,004
Southside Bancshares, Inc. (Banks)	482	18,258
SouthState Corp. (Banks)	1,181	94,009
Southwest Gas Holdings, Inc. (Gas Utilities)	1,057	70,745
Sovos Brands, Inc.* (Food Products)	603	8,177

See accompanying notes to schedules of portfolio investments.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
SP Plus Corp.* (Commercial Services & Supplies)	317	$11,954
SpartanNash Co. (Food & Staples Retailing)	550	17,424
Spire Global, Inc.* (Technology Hardware, Storage & Peripherals)	1,973	2,348
Spire, Inc. (Gas Utilities)	804	58,065
Spirit Airlines, Inc. (Airlines)	1,719	34,106
Sportsman's Warehouse Holdings, Inc.* (Specialty Retail)	607	5,724
SpringWorks Therapeutics, Inc.* (Biotechnology)	567	17,804
Sprout Social, Inc.* - Class A (Software)	737	47,146
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	1,670	53,356
SPS Commerce, Inc.* (Software)	571	77,702
SPX Technologies, Inc.* (Machinery)	690	51,757
Squarespace, Inc.* - Class A (IT Services)	480	11,386
STAAR Surgical Co.* (Health Care Equipment & Supplies)	756	53,336
STAG Industrial, Inc. (Equity Real Estate Investment Trusts (REITs))	2,844	101,245
Stagwell, Inc.* (Media)	1,209	8,487
Standard Motor Products, Inc. (Auto Components)	317	12,826
Standex International Corp. (Machinery)	188	21,727
Steelcase, Inc. - Class A (Commercial Services & Supplies)	1,372	10,702
Stellar Bancorp, Inc. (Banks)	706	19,846
Stem, Inc.* (Electrical Equipment)	2,272	22,402
Stepan Co. (Chemicals)	337	37,016
StepStone Group, Inc. - Class A (Capital Markets)	857	25,016
Sterling Bancorp, Inc.* (Thrifts & Mortgage Finance)	274	1,669
Sterling Check Corp.* (Professional Services)	373	5,203
Sterling Construction Co., Inc.* (Construction & Engineering)	461	16,776
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	1,212	43,450
Stewart Information Services Corp. (Insurance)	423	20,207
Stitch Fix, Inc.* - Class A (Internet & Direct Marketing Retail)	1,320	6,877
Stock Yards Bancorp, Inc. (Banks)	451	27,042
Stoke Therapeutics, Inc.* (Biotechnology)	354	3,526
StoneCo, Ltd.* - Class A (IT Services)	4,368	48,747
Stoneridge, Inc.* (Auto Components)	415	10,234
StoneX Group, Inc.* (Capital Markets)	271	23,815
Strategic Education, Inc. (Diversified Consumer Services)	358	33,419
Stratus Properties, Inc. (Real Estate Management & Development)	93	2,048
Stride, Inc.* (Diversified Consumer Services)	639	27,432
Sturm Ruger & Co., Inc. (Leisure Products)	272	15,477
Summit Financial Group, Inc. (Banks)	175	4,541
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	1,652	14,075
Summit Materials, Inc.* - Class A (Construction Materials)	1,874	61,579
Sumo Logic, Inc.* (Software)	1,831	21,661
Sun Country Airlines Holdings, Inc.* (Airlines)	522	9,746
SunCoke Energy, Inc. (Metals & Mining)	1,314	11,971
Sunlight Financial Holdings, Inc.* (Consumer Finance)	378	488
Sunnova Energy International, Inc.* (Independent Power and Renewable Electricity Producers)	1,565	30,486
SunOpta, Inc.* (Food Products)	1,539	12,574
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	1,288	22,450
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	3,343	36,740
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	730	52,800
Superior Group of Cos., Inc. (Textiles, Apparel & Luxury Goods)	187	2,231
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	782	32,070
Surgery Partners, Inc.* (Health Care Providers & Services)	789	26,195
Surmodics, Inc.* (Health Care Equipment & Supplies)	215	6,044
Sutro BioPharma, Inc.* (Biotechnology)	849	6,147
Sweetgreen, Inc.* - Class A (Hotels, Restaurants & Leisure)	1,398	14,497
SWK Holdings Corp.* (Diversified Financial Services)	56	1,056
Sylvamo Corp. (Paper & Forest Products)	560	26,617
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	626	78,269
Syndax Pharmaceuticals, Inc.* (Biotechnology)	838	24,051
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	309	4,008
Talaris Therapeutics, Inc.* (Biotechnology)	366	534
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,043	20,662
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts (REITs))	1,598	30,538
Tango Therapeutics, Inc.* (Biotechnology)	735	4,851
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	460	7,063
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	289	4,555
Tattooed Chef, Inc.* (Food Products)	773	1,175
Taylor Morrison Home Corp.* (Household Durables)	1,649	59,034
TechTarget, Inc.* (Media)	426	21,100
Teekay Corp.* (Oil, Gas & Consumable Fuels)	1,089	5,293
Teekay Tankers, Ltd.* - Class A (Oil, Gas & Consumable Fuels)	361	11,079
TEGNA, Inc. (Media)	3,512	69,993
Tejon Ranch Co.* (Real Estate Management & Development)	328	6,567
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	1,590	21,257

See accompanying notes to schedules of portfolio investments.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	8,043	$16,006
Telos Corp.* (Software)	850	4,123
Tenable Holdings, Inc.* (Software)	1,762	70,885
Tenaya Therapeutics, Inc.* (Biotechnology)	442	1,512
Tennant Co. (Machinery)	292	20,478
Tenon Medical, Inc.* (Health Care Equipment & Supplies)	121	273
Terawulf, Inc.* (Software)	343	335
Terex Corp. (Machinery)	1,051	53,569
Terran Orbital Corp.* (Aerospace & Defense)	650	1,261
Terreno Realty Corp. (Equity Real Estate Investment Trusts (REITs))	1,171	75,447
TETRA Technologies, Inc.* (Energy Equipment & Services)	1,963	7,773
Texas Capital Bancshares, Inc.* (Banks)	788	52,063
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	1,058	106,254
Textainer Group Holdings, Ltd. (Trading Companies & Distributors)	685	23,222
TG Therapeutics, Inc.* (Biotechnology)	2,099	31,968
The Andersons, Inc. (Food & Staples Retailing)	505	18,574
The Arena Group Holdings, Inc.* (Interactive Media & Services)	183	1,636
The Bancorp, Inc.* (Banks)	860	29,180
The Bank of NT Butterfield & Son, Ltd. (Banks)	783	25,025
The Beachbody Co., Inc.* (Diversified Consumer Services)	1,651	1,026
The Beauty Health Co.* (Personal Products)	1,495	17,043
The Brink's Co. (Commercial Services & Supplies)	715	46,904
The Buckle, Inc. (Specialty Retail)	476	20,944
The Cato Corp. - Class A (Specialty Retail)	285	2,833
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	764	29,987
The Chefs' Warehouse, Inc.* (Food & Staples Retailing)	537	20,530
The Children's Place, Inc.* (Specialty Retail)	199	9,029
The Container Store Group, Inc.* (Specialty Retail)	513	2,673
The Duckhorn Portfolio, Inc.* (Beverages)	662	10,711
The E.W. Scripps Co.* - Class A (Media)	922	13,784
The Ensign Group, Inc. (Health Care Providers & Services)	849	79,168
The First Bancorp, Inc. (Banks)	153	4,538
The First Bancshares, Inc. (Banks)	330	10,115
The First of Long Island Corp. (Banks)	347	6,128
The GEO Group, Inc.* (Equity Real Estate Investment Trusts (REITs))	1,867	21,471
The Goodyear Tire & Rubber Co.* (Auto Components)	4,423	49,759
The Gorman-Rupp Co. (Machinery)	359	10,314
The Greenbrier Cos., Inc. (Machinery)	502	15,522
The Hackett Group, Inc. (IT Services)	424	9,370
The Hain Celestial Group, Inc.* (Food Products)	1,412	28,974
The Honest Co., Inc.* (Personal Products)	1,038	3,425
The Joint Corp.* (Health Care Providers & Services)	221	4,016
The Lovesac Co.* (Household Durables)	220	5,663
The Macerich Co. (Equity Real Estate Investment Trusts (REITs))	3,395	46,647
The Manitowoc Co., Inc.* (Machinery)	547	7,494
The Marcus Corp. (Entertainment)	376	5,693
The Necessity Retail REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	2,107	14,391
The ODP Corp.* (Specialty Retail)	631	32,560
The Oncology Institute, Inc.* (Health Care Providers & Services)	550	814
The ONE Group Hospitality, Inc.* (Hotels, Restaurants & Leisure)	356	2,681
The Pennant Group, Inc.* (Health Care Providers & Services)	407	5,267
The RealReal, Inc.* (Internet & Direct Marketing Retail)	1,396	2,555
The RMR Group, Inc. - Class A (Real Estate Management & Development)	241	7,476
The Shyft Group, Inc. (Machinery)	544	18,110
The Simply Good Foods Co.* (Food Products)	1,400	50,819
The St Joe Co. (Real Estate Management & Development)	544	25,622
The Vita Coco Co., Inc.* (Beverages)	439	5,957
The York Water Co. (Water Utilities)	223	10,135
Theravance Biopharma, Inc.* (Pharmaceuticals)	1,029	11,123
Thermon Group Holdings, Inc.* (Electrical Equipment)	522	12,069
Theseus Pharmaceuticals, Inc.* (Pharmaceuticals)	268	3,749
Third Coast Bancshares, Inc.* (Banks)	201	3,727
Third Harmonic Bio, Inc.* (Pharmaceuticals)	200	874
Thorne HealthTech, Inc.* (Personal Products)	218	1,005
ThredUp, Inc.* - Class A (Internet & Direct Marketing Retail)	927	1,604
Thryv Holdings, Inc.* (Media)	400	8,948
Tidewater, Inc.* (Energy Equipment & Services)	735	31,899
Tile Shop Holdings, Inc.* (Specialty Retail)	489	2,445
Tilly's, Inc.* - Class A (Specialty Retail)	356	3,154
TimkenSteel Corp.* (Metals & Mining)	698	13,730
Tiptree, Inc. (Insurance)	390	5,854
Titan International, Inc.* (Machinery)	807	13,469
Titan Machinery, Inc.* (Trading Companies & Distributors)	319	14,017
Tompkins Financial Corp. (Banks)	219	16,497
Tootsie Roll Industries, Inc. (Food Products)	246	11,004
Topgolf Callaway Brands Corp.* (Leisure Products)	2,205	54,000
Torrid Holdings, Inc.* (Specialty Retail)	231	859
TowneBank (Banks)	1,062	32,359

See accompanying notes to schedules of portfolio investments.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
TPG RE Finance Trust, Inc. - Class T (Mortgage Real Estate Investment Trusts (REITs))	1,087	$9,468
TPI Composites, Inc.* (Electrical Equipment)	576	7,517
Traeger, Inc.* (Household Durables)	524	1,902
Transcat, Inc.* (Trading Companies & Distributors)	113	9,438
Transcontinental Realty Investors, Inc.* (Real Estate Management & Development)	19	865
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	481	30,313
Transphorm, Inc.* (Semiconductors & Semiconductor Equipment)	360	1,678
TravelCenters of America, Inc.* (Specialty Retail)	198	9,013
Travere Therapeutics, Inc.* (Biotechnology)	970	21,728
Treace Medical Concepts, Inc.* (Health Care Equipment & Supplies)	525	12,122
Trean Insurance Group, Inc.* (Insurance)	357	2,174
Tredegar Corp. (Chemicals)	428	5,192
TreeHouse Foods, Inc.* (Food Products)	802	38,841
Tri Pointe Homes, Inc.* (Household Durables)	1,591	35,145
TriCo Bancshares (Banks)	492	24,871
TriMas Corp. (Containers & Packaging)	660	20,321
TriNet Group, Inc.* (Professional Services)	591	44,591
Trinity Industries, Inc. (Machinery)	1,295	37,257
Trinseo PLC (Chemicals)	551	15,290
Triton International, Ltd. (Trading Companies & Distributors)	919	64,918
Triumph Financial, Inc.* (Banks)	368	20,509
Triumph Group, Inc.* (Aerospace & Defense)	1,010	11,504
Tronox Holdings PLC - Class A (Chemicals)	1,844	31,625
TrueBlue, Inc.* (Professional Services)	508	9,972
TrueCar, Inc.* (Interactive Media & Services)	1,379	4,302
Trupanion, Inc.* (Insurance)	615	36,297
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	295	10,593
Trustmark Corp. (Banks)	966	28,130
TTEC Holdings, Inc. (IT Services)	297	15,099
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,597	25,105
Tucows, Inc.* (IT Services)	156	5,175
Tupperware Brands Corp.* (Household Durables)	696	3,083
Turning Point Brands, Inc. (Tobacco)	233	5,408
Turtle Beach Corp.* (Technology Hardware, Storage & Peripherals)	244	2,318
TuSimple Holdings, Inc.* - Class A (Road & Rail)	2,207	4,635
Tutor Perini Corp.* (Construction & Engineering)	663	6,080
Twist Bioscience Corp.* (Biotechnology)	884	25,362
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts (REITs))	1,361	24,416
Tyra Biosciences, Inc.* (Biotechnology)	209	2,220
U.S. Cellular Corp.* (Wireless Telecommunication Services)	232	5,675
U.S. Lime & Minerals, Inc. (Construction Materials)	32	4,858
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	202	20,028
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	1,168	14,296
Udemy, Inc.* (Diversified Consumer Services)	1,151	14,434
UFP Industries, Inc. (Building Products)	942	88,124
UFP Technologies, Inc.* (Health Care Equipment & Supplies)	108	12,283
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	711	23,925
UMB Financial Corp. (Banks)	694	62,592
UMH Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	802	14,372
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	226	1,932
UniFirst Corp. (Commercial Services & Supplies)	236	46,832
Unisys Corp.* (IT Services)	1,044	5,648
United Bankshares, Inc. (Banks)	2,058	82,733
United Community Banks, Inc. (Banks)	1,676	54,537
United Fire Group, Inc. (Insurance)	336	10,581
United Natural Foods, Inc.* (Food & Staples Retailing)	915	38,082
Uniti Group, Inc. (Equity Real Estate Investment Trusts (REITs))	3,742	24,660
Unitil Corp. (Multi-Utilities)	250	13,043
Unity Bancorp, Inc. (Banks)	111	2,938
Universal Corp. (Tobacco)	381	20,715
Universal Electronics, Inc.* (Household Durables)	191	4,475
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts (REITs))	202	11,072
Universal Insurance Holdings, Inc. (Insurance)	407	5,185
Universal Logistics Holdings, Inc. (Road & Rail)	114	4,095
Universal Technical Institute, Inc.* (Diversified Consumer Services)	522	3,957
Univest Financial Corp. (Banks)	454	12,326
Upland Software, Inc.* (Software)	466	4,068
Upwork, Inc.* (Professional Services)	1,914	24,805
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	5,562	22,415
Urban Edge Properties (Equity Real Estate Investment Trusts (REITs))	1,802	28,382
Urban One, Inc.* (Media)	131	918
Urban One, Inc.* (Media)	172	857
Urban Outfitters, Inc.* (Specialty Retail)	1,007	27,582
Ur-Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,303	4,327
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts (REITs))	464	8,714

See accompanying notes to schedules of portfolio investments.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
USANA Health Sciences, Inc.* (Personal Products)	177	$10,344
USCB Financial Holdings, Inc.* (Banks)	170	2,040
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	54	4,975
Utz Brands, Inc. (Food Products)	1,036	17,260
V2X, Inc.* (Aerospace & Defense)	189	8,346
VAALCO Energy, Inc. (Oil, Gas & Consumable Fuels)	1,676	7,793
Vacasa, Inc.* - Class A (Hotels, Restaurants & Leisure)	1,823	3,190
Valaris, Ltd.* (Energy Equipment & Services)	961	69,807
Valhi, Inc. (Chemicals)	38	982
Valley National Bancorp (Banks)	6,791	80,677
Value Line, Inc. (Capital Markets)	15	776
Vanda Pharmaceuticals, Inc.* (Biotechnology)	875	6,720
Varex Imaging Corp.* (Health Care Equipment & Supplies)	609	13,087
Varonis Systems, Inc.* (Software)	1,717	44,367
Vaxart, Inc.* (Biotechnology)	2,027	2,189
Vaxcyte, Inc.* (Pharmaceuticals)	1,130	51,246
VBI Vaccines, Inc.* (Biotechnology)	3,041	1,770
Vector Group, Ltd. (Tobacco)	2,266	29,345
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	800	15,888
Velo3D, Inc.* (Technology Hardware, Storage & Peripherals)	904	2,170
Velocity Financial, Inc.* (Thrifts & Mortgage Finance)	136	1,372
Velodyne Lidar, Inc.* (Electronic Equipment, Instruments & Components)	3,293	3,853
Ventyx Biosciences, Inc.* (Pharmaceuticals)	393	16,506
Vera Therapeutics, Inc.* (Biotechnology)	226	1,916
Veracyte, Inc.* (Biotechnology)	1,129	28,372
Veradigm, Inc.* (Health Care Technology)	1,698	30,411
Vericel Corp.* (Biotechnology)	744	20,438
Verint Systems, Inc.* (Software)	1,003	38,084
Veris Residential, Inc.* (Equity Real Estate Investment Trusts (REITs))	1,357	23,476
Veritex Holdings, Inc. (Banks)	828	23,308
Veritiv Corp. (Trading Companies & Distributors)	206	25,758
Veritone, Inc.* (Software)	493	4,166
Verra Mobility Corp.* - Class C (IT Services)	2,210	34,100
Vertex Energy, Inc.* (Oil, Gas & Consumable Fuels)	853	6,210
Veru, Inc.* (Personal Products)	1,025	5,904
Verve Therapeutics, Inc.* (Biotechnology)	736	16,744
Via Renewables, Inc. (Multi-Utilities)	194	1,302
Viad Corp.* (Commercial Services & Supplies)	320	9,456
Viant Technology, Inc.* - Class A (Software)	228	1,035
Viavi Solutions, Inc.* (Communications Equipment)	3,588	40,543
Vicarious Surgical, Inc.* (Health Care Equipment & Supplies)	873	2,366
Vicor Corp.* (Electrical Equipment)	347	24,092
Victory Capital Holdings, Inc. - Class A (Capital Markets)	260	7,706
View, Inc.* (Building Products)	1,800	1,476
ViewRay, Inc.* (Health Care Equipment & Supplies)	2,334	10,713
Village Super Market, Inc. - Class A (Food & Staples Retailing)	134	3,117
Vimeo, Inc.* (Interactive Media & Services)	2,258	10,251
Vinco Ventures, Inc.* (Leisure Products)	3,701	2,735
Vintage Wine Estates, Inc.* (Beverages)	512	1,464
Vir Biotechnology, Inc.* (Biotechnology)	1,143	33,776
Virgin Galactic Holdings, Inc.* (Aerospace & Defense)	3,821	21,092
Viridian Therapeutics, Inc.* (Biotechnology)	596	21,766
Virtus Investment Partners, Inc. (Capital Markets)	110	23,637
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	2,047	46,856
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	196	8,463
Vista Outdoor, Inc.* (Leisure Products)	880	25,828
VistaGen Therapeutics, Inc.* (Biotechnology)	3,264	845
Visteon Corp.* (Auto Components)	438	68,477
Vital Energy, Inc.* (Oil, Gas & Consumable Fuels)	261	14,689
Vital Farms, Inc.* (Food Products)	471	8,280
Vivid Seats, Inc.* - Class A (Internet & Direct Marketing Retail)	405	3,447
Vivint Smart Home, Inc.* (Diversified Consumer Services)	1,496	17,922
Vizio Holding Corp.* - Class A (Household Durables)	1,086	9,513
Volta, Inc.* (Specialty Retail)	1,948	1,672
VSE Corp. (Commercial Services & Supplies)	167	9,168
Vuzix Corp.* (Household Durables)	936	4,877
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	1,491	9,274
Wabash National Corp. (Machinery)	749	19,294
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	484	46,164
Warby Parker, Inc.* - Class A (Specialty Retail)	1,315	21,237
Warrior Met Coal, Inc. (Metals & Mining)	812	30,759
Washington Federal, Inc. (Banks)	1,022	36,240
Washington Trust Bancorp, Inc. (Banks)	269	11,505
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	298	4,798
Watts Water Technologies, Inc. - Class A (Machinery)	432	70,640
WD-40 Co. (Household Products)	215	37,526
Weatherford International PLC* (Energy Equipment & Services)	1,114	63,364
Weave Communications, Inc.* (Software)	498	2,590

See accompanying notes to schedules of portfolio investments.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Common Stocks, continued

	Shares	Value
Weber, Inc. - Class A (Household Durables)	427	$3,484
Weis Markets, Inc. (Food & Staples Retailing)	259	22,362
Wejo Group, Ltd.* (Interactive Media & Services)	906	797
Werner Enterprises, Inc. (Road & Rail)	998	46,875
WesBanco, Inc. (Banks)	903	33,565
West Bancorp, Inc. (Banks)	256	5,606
Westamerica Bancorp (Banks)	411	22,835
Weyco Group, Inc. (Distributors)	93	2,531
Wheels Up Experience, Inc.* (Airlines)	2,544	3,129
Whitestone REIT (Equity Real Estate Investment Trusts (REITs))	737	7,672
Whole Earth Brands, Inc.* (Food Products)	641	2,429
WideOpenWest, Inc.* (Media)	845	9,709
Willdan Group, Inc.* (Professional Services)	183	3,484
Wingstop, Inc. (Hotels, Restaurants & Leisure)	472	74,798
Winmark Corp. (Specialty Retail)	44	12,355
Winnebago Industries, Inc. (Automobiles)	470	29,931
WisdomTree, Inc. (Capital Markets)	2,148	12,372
WM Technology, Inc.* (Software)	1,197	1,508
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	1,220	19,679
Workhorse Group, Inc.* (Automobiles)	2,407	5,319
Workiva, Inc.* (Software)	751	64,984
World Acceptance Corp.* (Consumer Finance)	62	5,935
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	966	27,338
Worthington Industries, Inc. (Metals & Mining)	496	28,208
WSFS Financial Corp. (Thrifts & Mortgage Finance)	966	46,667
WW International, Inc.* (Diversified Consumer Services)	855	4,249
Xencor, Inc.* (Biotechnology)	904	29,760
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts (REITs))	1,803	26,865
Xeris Biopharma Holdings, Inc.* (Pharmaceuticals)	2,088	2,589
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	1,802	29,517
Xometry, Inc.* - Class A (Internet & Direct Marketing Retail)	538	18,841
Xos, Inc.* (Machinery)	890	843
XPEL, Inc.* (Auto Components)	340	25,864
Xperi, Inc.* (Software)	657	6,800
Xponential Fitness, Inc.* - Class A (Hotels, Restaurants & Leisure)	279	7,667
Yelp, Inc.* (Interactive Media & Services)	1,067	33,621
Yext, Inc.* (Software)	1,795	12,475
Y-mAbs Therapeutics, Inc.* (Biotechnology)	579	2,600
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	740	17,464
Zeta Global Holdings Corp.* - Class A (Software)	1,751	15,899
Ziff Davis, Inc.* (Interactive Media & Services)	720	64,426
Zimvie, Inc.* (Health Care Equipment & Supplies)	328	3,218
ZipRecruiter, Inc.* (Interactive Media & Services)	1,150	22,586
Zumiez, Inc.* (Specialty Retail)	246	6,354
Zuora, Inc.* - Class A (Software)	1,959	15,515
Zurn Elkay Water Solutions Corp. (Building Products)	1,957	42,780
Zynex, Inc.* (Health Care Equipment & Supplies)	341	4,818
TOTAL COMMON STOCKS
(Cost $26,591,421)		39,343,912

Right(NM)
Zogenix, Inc. CVR;*+(a) (Pharmaceuticals)	1,273	866
TOTAL RIGHT
(Cost $–)		866

Trust  (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	1,320	$—

TOTAL TRUST
(Cost $–)		—

Repurchase Agreements(b)(c)  (45.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%-4.22%, dated 1/31/23, due 2/1/23, total to be received $27,032,161	$27,029,000	$27,029,000
TOTAL REPURCHASE AGREEMENTS
(Cost $27,029,000)		27,029,000
TOTAL INVESTMENT SECURITIES
(Cost $53,620,421) - 110.9%		66,373,778
Net other assets (liabilities) - (10.9)%		(6,524,979)

NET ASSETS - 100.0%		$59,848,799

*	Non-income producing security.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of January 31, 2023, these securities represented less than 0.005% of the net assets of the Fund.
(a)	On March 7, 2022, UCB SA acquired Zogenix Inc. As part of the acquisition, shareholders of Zogenix Inc. are entitled to a CVR per share of Zogenix Inc. held. The CVR has a potential cash payment of $2.00 upon EU approval by December 31, 2023, of FINTEPLA® as an orphan medicine for treatment of Lennox-Gastaut syndrome (LGS). Subsequent to the date of this report, it was determined that the required contingencies of this CVR had been satisfied. Consequently, each outstanding CVR was retired in exchange for a $2.00 cash payment, effective February 24, 2023.

See accompanying notes to schedules of portfolio investments.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

(b)	The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to the Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. As of January 31, 2023, the aggregate amount held in a segregated account was $9,123,000.
CVR	Contingent Value Rights
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	67	3/20/23	$6,496,990	$392,994

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares Russell 2000 ETF	Goldman Sachs International	2/27/23	4.38%	$26,033,306	$359,382
Russell 2000 Index	Goldman Sachs International	2/27/23	4.73%	26,568,039	539,992
				$52,601,345	$899,374

iShares Russell 2000 ETF	UBS AG	2/27/23	4.13%	$1,840,187	$17,426
Russell 2000 Index	UBS AG	2/27/23	4.33%	19,719,414	201,051
				$21,559,601	$218,477
				$74,160,946	$1,117,851

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of January 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to schedules of portfolio investments.

UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: January 31, 2023 (unaudited)

UltraSmall-Cap ProFund invested in the following industries as of January 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$388,451	0.6%
Air Freight & Logistics	163,374	0.3%
Airlines	123,811	0.2%
Auto Components	572,789	1.0%
Automobiles	67,855	0.1%
Banks	3,564,981	6.0%
Beverages	220,372	0.4%
Biotechnology	2,814,840	4.7%
Building Products	526,806	0.9%
Capital Markets	653,170	1.1%
Chemicals	812,487	1.4%
Commercial Services & Supplies	547,287	0.9%
Communications Equipment	352,309	0.6%
Construction & Engineering	630,126	1.1%
Construction Materials	66,437	0.1%
Consumer Discretionary Products	10,818	NM
Consumer Finance	248,624	0.4%
Containers & Packaging	129,449	0.2%
Distributors	8,606	NM
Diversified Consumer Services	423,066	0.7%
Diversified Financial Services	125,003	0.2%
Diversified Telecommunication Services	253,979	0.4%
Electric Utilities	273,179	0.5%
Electrical Equipment	568,712	0.9%
Electronic Equipment, Instruments & Components	929,082	1.5%
Energy Equipment & Services	852,310	1.4%
Entertainment	119,675	0.2%
Equity Real Estate Investment Trusts (REITs)	2,348,766	3.8%
Food & Staples Retailing	230,862	0.4%
Food Products	446,037	0.7%
Gas Utilities	404,628	0.7%
Health Care Equipment & Supplies	1,348,980	2.3%
Health Care Providers & Services	989,089	1.6%
Health Care Technology	348,690	0.6%
Hotels, Restaurants & Leisure	998,577	1.7%
Household Durables	672,464	1.1%
Household Products	108,147	0.2%
Independent Power and Renewable Electricity Producers	180,253	0.3%
Industrial Conglomerates	9,287	NM
Insurance	823,695	1.4%
Interactive Media & Services	271,863	0.5%
Internet & Direct Marketing Retail	167,385	0.3%
IT Services	811,958	1.4%
Leisure Products	249,428	0.4%
Life Sciences Tools & Services	297,643	0.5%
Machinery	1,568,428	2.6%
Marine	96,036	0.2%
Media	361,554	0.6%
Metals & Mining	656,865	1.1%
Mortgage Real Estate Investment Trusts (REITs)	502,897	0.8%
Multiline Retail	32,108	0.1%
Multi-Utilities	186,780	0.3%
Oil, Gas & Consumable Fuels	1,740,854	2.9%
Paper & Forest Products	79,218	0.1%
Personal Products	291,281	0.5%
Pharmaceuticals	718,681	1.2%
Professional Services	621,946	1.0%
Real Estate Management & Development	273,565	0.5%
Road & Rail	247,488	0.4%
Semiconductors & Semiconductor Equipment	1,103,021	1.8%
Software	1,788,133	3.0%
Specialty Retail	915,356	1.5%
Technology Hardware, Storage & Peripherals	152,097	0.3%
Textiles, Apparel & Luxury Goods	287,236	0.5%
Thrifts & Mortgage Finance	583,551	1.0%
Tobacco	58,276	0.1%
Trading Companies & Distributors	680,914	1.1%
Water Utilities	186,550	0.3%
Wireless Telecommunication Services	56,593	0.1%
Other **	20,504,021	34.3%
Total	$59,848,799	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable - only for annual reports.
(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Denise Lewis
Denise Lewis, Treasurer and Principal Financial Officer

Date	April 3, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	April 4, 2023

By (Signature and Title)*	/s/ Denise Lewis
Denise Lewis, Treasurer and Principal Financial Officer

Date	April 3, 2023

* Print the name and title of each signing officer under his or her signature.